UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ. Vice President and Associate General Counsel AXA Equitable Life Insurance Company 1290 Avenue of the Americas New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

K&L Gates LLP

1601 K Street, N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2010 - December 31, 2010

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Premier VIP Trust

2010 Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA Premier VIP Trust Annual Report

December 31, 2010

2010 Overview

During 2010, the conventional wisdom of the marketplace changed several times. First a slow and steady recovery story gave way to a European-led meltdown, which in turn was replaced by a period of concern followed by cautious optimism at year-end. Developing markets led the world economy in growth in 2010. The first quarter of 2010 started off with the hope that the worst of the economic troubles were over but in April, downgrades on Greek sovereign debt sparked a crisis that started in several small Eurozone countries. An equity “flash crash” in U.S. markets in May led to fears of deflation and a “double-dip” recession. A flight to quality accelerated as investors bought U.S. government debt hoping to protect principal.

Initial jobless claims remained high throughout the year. A second quantitative easing program (a.k.a. QE2) was enacted in November. The year closed out with Congress enacting a fiscal stimulus package that went beyond the expected continuation of tax cuts.

In 2010, the broad U.S. stock market posted double-digit percentage gains for the second consecutive year. The S&P 500 Index advanced 10.8% over the fourth quarter, finishing the year up 15.1%. All sectors in the Index increased over the year. Consumer discretionary, industrials, and materials experienced the most increase. Health care and utilities were lagging sectors for the year.

In the U.S. markets, small cap and mid cap stocks out performed larger cap stocks for the year. The S&P Mid Cap 400 Index was up 26.6% for the year. Small cap stocks experienced even stronger gains for the year as investors began to move into higher risk assets. The small-cap Russell 2000® Index advanced 26.9% for 2010. Growth stocks outpaced their value counterparts as the Russell 2000® Growth Index gained 29.1% for the year, while the Russell 2000® Value Index gained 24.5% for the year.

With the U.S. staging a continued healthy rally, results in the rest of the world were mixed in 2010. As represented by the MSCI EAFE Index, the international equity, developed markets index underperformed the U.S. large cap equity index for the year with the Index up 7.8% compared to the S&P 500 Index’s 15.1%.

Contrary to the positive gains witnessed by the equity markets, investment grade bond markets corrected later in the year though the Barclays Capital U.S. Aggregate Bond Index concluded with a return 6.5%.

There is no guarantee that the recent positive momentum will continue. Markets have risen in a seemingly short period of time. While it may appear that the initial crisis is behind us, there will be challenges ahead. We encourage investors to work with their financial professional to maintain a balanced portfolio consistent with their goals, time horizon and tolerance for the inevitable ups and downs of the financial markets. With that in mind, we believe patience and a long term view may help investors meet their financial goals.

Please see the following pages for highlights on each of the Portfolios in the AXA Premier VIP Trust including individual securities and sectors that helped or hindered performance during 2010.

NOTES ON PERFORMANCE (Unaudited)

Total Returns

Performance of the AXA Premier VIP Trust Portfolios as shown on the following pages compares each Portfolio’s performance to that of a broad-based securities index. Each of the Portfolio’s annualized rates of return are net of investment management fees and expenses of the Portfolio. Rates of return are not representative of the actual return you would receive under your variable life insurance policy or annuity contract. No policyholder or contract holder can invest directly in the AXA Premier VIP Trust Portfolios. Changes in policy values depend not only on the investment performance of the AXA Premier VIP Trust Portfolios, but also on the insurance and administrative charges, applicable sales charges, and the mortality and expense risk charge applicable under a policy. These policy charges effectively reduce the dollar amount of any net gains and increase the dollar amount of any net losses.

Each of the AXA Premier VIP Trust Portfolios has a separate investment objective it seeks to achieve by following a separate investment policy. There is no guarantee that these objectives will be attained. The objectives and policies of each Portfolio will affect its return and its risk. Keep in mind that past performance is not an indication of future results.

Growth of $10,000 Investment

The charts shown on the following pages illustrate the total value of an assumed investment in both Class A and Class B shares of each Portfolio of the AXA Premier VIP Trust. The periods illustrated are from December 31, 2000 (or from the inception dates shown) through December 31, 2010. These results assume reinvestment of dividends and capital gains. The total value shown for each Portfolio reflects management fees and operating expenses of the Portfolios and 12b-1 fees which are applicable only to Class B shares. They have not been adjusted for insurance-related charges and expenses associated with life insurance policies or annuity contracts, which would lower the total values shown. Results should not be considered representative of future gains or losses.

The Benchmarks

Broad-based securities indices are unmanaged and are not subject to fees and expenses typically associated with actively-managed funds. Investment cannot be made directly in a broad-based securities index. Comparisons with these benchmarks, therefore, are of limited use. They are included because they are widely known and may help you to understand the universe of securities from which each Portfolio is likely to select its holdings.

Barclays Capital U.S. Aggregate Bond Index

An unmanaged index considered representative of the U.S. investment-grade fixed-rate bond market. Includes government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. Universal Index

An unmanaged, market value weighted index of fixed income securities, including U.S. government and investment grade debt, non-investment grade debt, asset-back and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt with maturities of at least one year.

Morgan Stanley Capital International (MSCI) EAFE Index

An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

Russell 1000® Value Index

An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than- average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 2000® Growth Index

An unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2000® Value Index

An unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500™ Growth Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a greater-than-average growth orientation. Securities in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

Russell 2500™ Value Index

An unmanaged index which contains those Russell 2500 securities (the bottom 500 securities in the Russell 1000 Index and all 2,000 securities in the Russell 2000 Index) with a less-than-average growth orientation. Securities in this index tend to exhibit lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

Russell 3000® Growth Index

An unmanaged index that measures the performance of those companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s (S&P) 500 Index

An unmanaged index which contains 500 of the largest U.S. industrial, transportation, utility and financial companies deemed by Standard and Poor’s to be representative of the larger capitalization portion of the U.S. stock market.

S&P North America Technology Sector Index

A modified capitalization-weighted index composed of companies involved in the technology industry in North America.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	7.59%	3.62%	4.45%
Portfolio – Class B Shares	7.20	3.35	4.19
S&P 500 Index	15.06	2.29	5.37
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.31
MSCI EAFE Index	7.75	2.46	9.08
* Date of inception 7/31/03 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.59% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 30 underlying EQ Advisors Trust and AXA Premier VIP Trust Portfolios. These included 24 equity portfolios and 6 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (77.1%), international bonds (1.9%), and high yield bonds (0.8%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (5.6%), large cap value stocks (5.6%), international stocks (4.1%) and small and mid cap stocks (5.1%).

•

During the year, the Portfolio added the EQ/GAMCO Small Company Value, the EQ/AllianceBernstein Small Cap Growth, the ATM Small Cap, the Multimanager Small Cap Growth and the Multimanager Mid Cap Growth Portfolios. The EQ/Quality Bond PLUS Portfolio was removed.

•

Among the underlying equity portfolios, led by a strong year in the small and mid cap markets, the best performers during the year were the EQ/AllianceBernstein Small Cap Growth, the EQ/GAMCO Small Company Value and the Multimanager Small Cap Growth Portfolios. Of the international holdings, the EQ/International Growth Portfolio was a leading performer, beating out its benchmark.

•

Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive, return.

AXA CONSERVATIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
EQ/Core Bond Index Portfolio	32.9%
Multimanager Core Bond Portfolio	17.2
EQ/PIMCO Ultra Short Bond Portfolio	9.5
Multimanager Multi-Sector Bond Portfolio	8.2
ATM Large Cap Portfolio	7.3
EQ/Global Bond PLUS Portfolio	6.5
EQ/Intermediate Government Bond Index Portfolio	5.1
ATM International Portfolio	2.0
EQ/Large Cap Growth PLUS Portfolio	1.5
EQ/BlackRock Basic Value Equity Portfolio	1.3
Multimanager Large Cap Value Portfolio	1.2
Multimanager Large Cap Core Equity Portfolio	1.0
EQ/Large Cap Core PLUS Portfolio	0.7
ATM Mid Cap Portfolio	0.6
EQ/Large Cap Growth Index Portfolio	0.6
EQ/Large Cap Value PLUS Portfolio	0.6
EQ/Global Multi-Sector Equity Portfolio	0.5
EQ/Boston Advisors Equity Income Portfolio	0.4
EQ/International Core PLUS Portfolio	0.4
EQ/GAMCO Small Company Value Portfolio	0.3
Multimanager Mid Cap Growth Portfolio	0.3
ATM Small Cap Portfolio	0.3
EQ/International Growth Portfolio	0.2
Multimanager International Equity Portfolio	0.2
EQ/International ETF Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/AllianceBernstein International Portfolio	0.2
EQ/BlackRock International Value Portfolio	0.2
EQ/AllianceBernstein Small Cap Growth Portfolio	0.2
Multimanager Small Cap Growth Portfolio	0.2

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,055.90	$0.73
Hypothetical (5% average return before expenses)	1,000.00	1,024.50	0.71
Class B
Actual	1,000.00	1,053.20	2.02
Hypothetical (5% average return before expenses)	1,000.00	1,023.24	1.99

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.14% and 0.39%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	4,197,891	$44,273,564
ATM Large Cap Portfolio‡	14,032,648	158,183,231
ATM Mid Cap Portfolio‡	1,200,681	13,891,769
ATM Small Cap Portfolio‡	544,569	6,561,059
EQ/AllianceBernstein International Portfolio‡	457,799	3,935,312
EQ/AllianceBernstein Small Cap Growth Portfolio‡	222,783	3,667,620
EQ/BlackRock Basic Value Equity Portfolio‡	2,051,914	28,009,118
EQ/BlackRock International Value Portfolio‡	315,861	3,695,272
EQ/Boston Advisors Equity Income Portfolio‡	1,698,438	8,922,203
EQ/Core Bond Index Portfolio‡	73,659,952	715,025,534
EQ/GAMCO Small Company Value Portfolio‡	189,852	7,410,863
EQ/Global Bond PLUS Portfolio‡	14,250,002	142,200,449
EQ/Global Multi-Sector Equity Portfolio‡	847,886	10,596,014
EQ/Intermediate Government Bond Index Portfolio‡	11,312,012	111,747,747
EQ/International Core PLUS Portfolio‡	794,124	7,629,343
EQ/International ETF Portfolio‡	578,287	4,134,920
EQ/International Growth Portfolio‡	817,080	5,301,322
EQ/Large Cap Core PLUS Portfolio‡	2,132,770	15,392,779
EQ/Large Cap Growth Index Portfolio‡	1,515,713	13,238,226
EQ/Large Cap Growth PLUS Portfolio‡	1,939,005	32,953,028

	Number of Shares	Value (Note 1)

EQ/Large Cap Value PLUS Portfolio‡	1,232,789	$12,559,173
EQ/PIMCO Ultra Short Bond Portfolio‡	20,792,726	206,809,256
Multimanager Core Bond Portfolio‡	35,661,691	373,802,898
Multimanager International Equity Portfolio‡	375,071	4,139,008
Multimanager Large Cap Core Equity Portfolio‡	2,186,306	22,231,147
Multimanager Large Cap Value Portfolio‡	2,689,589	26,306,093
Multimanager Mid Cap Growth Portfolio*‡	713,846	6,597,978
Multimanager Mid Cap Value Portfolio‡	395,392	3,982,278
Multimanager Multi-Sector Bond Portfolio‡	46,116,962	179,148,615
Multimanager Small Cap Growth Portfolio*‡	409,443	3,635,396

Total Investments (100.0%) (Cost $2,098,725,233)		2,175,981,215
Other Assets Less Liabilities (0.0%)		(656,817)

Net Assets (100%)		$2,175,324,398

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio (a)	$48,717,730	$10,617,720	$17,918,955	$44,273,564	$8,600	$39,351
ATM Large Cap Portfolio (b)	145,787,815	50,987,897	46,171,824	158,183,231	832,007	13,644,772
ATM Mid Cap Portfolio (c)	23,283,411	5,196,313	14,750,924	13,891,769	25,476	3,812,375
ATM Small Cap Portfolio (d)	—	5,716,100	—	6,561,059	10,618	455,482
EQ/AllianceBernstein International Portfolio	4,279,906	1,137,328	1,070,199	3,935,312	97,821	604,253
EQ/AllianceBernstein Small Cap Growth Portfolio	—	2,876,670	—	3,667,620	1,670	—
EQ/BlackRock Basic Value Equity Portfolio	10,631,093	17,871,802	2,540,143	28,009,118	400,235	1,633,573
EQ/BlackRock International Value Portfolio	7,240,653	1,077,908	3,371,072	3,695,272	38,401	1,553,380
EQ/Boston Advisors Equity Income Portfolio	22,993,250	3,153,033	14,966,103	8,922,203	220,973	4,933,162
EQ/Core Bond Index Portfolio	372,036,511	514,927,755	157,678,642	715,025,534	18,148,151	12,355,415

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/GAMCO Small Company Value Portfolio	$—	$5,790,331	$—	$7,410,863	$40,331	$—
EQ/Global Bond PLUS Portfolio	133,014,679	36,137,292	35,733,738	142,200,449	4,320,601	(4,023,546)
EQ/Global Multi-Sector Equity Portfolio	11,066,036	3,925,039	3,689,143	10,596,014	139,932	2,010,484
EQ/Intermediate Government Bond Index Portfolio	112,700,053	22,627,462	26,379,733	111,747,747	1,650,860	633,389
EQ/International Core PLUS Portfolio	7,647,331	2,313,514	1,878,136	7,629,343	149,007	1,296,316
EQ/International ETF Portfolio	5,138,575	1,023,484	1,933,862	4,134,920	77,462	409,476
EQ/International Growth Portfolio	5,121,429	1,095,273	1,004,729	5,301,322	55,766	669,722
EQ/Large Cap Core PLUS Portfolio	15,429,070	4,420,296	4,207,974	15,392,779	187,871	2,429,284
EQ/Large Cap Growth Index Portfolio	17,619,043	1,613,924	5,349,147	13,238,226	201,495	3,273,484
EQ/Large Cap Growth PLUS Portfolio	27,591,530	12,123,973	7,950,762	32,953,028	200,470	4,020,037
EQ/Large Cap Value PLUS Portfolio	29,761,936	1,395,600	13,499,768	12,559,173	169,633	8,198,773
EQ/PIMCO Ultra Short Bond Portfolio	148,812,116	83,508,102	28,304,249	206,809,256	1,041,847	(2,188,241)
EQ/Quality Bond PLUS Portfolio	358,710,792	77,730,696	427,772,672	—	—	39,849,878
Multimanager Core Bond Portfolio	369,797,349	105,287,607	104,947,218	373,802,898	11,863,576	8,683,321
Multimanager International Equity Portfolio	10,643,150	1,173,515	5,369,327	4,139,008	134,008	2,555,124
Multimanager Large Cap Core Equity Portfolio	21,264,298	4,270,878	4,175,536	22,231,147	112,850	1,772,270
Multimanager Large Cap Value Portfolio	33,732,010	4,819,021	15,169,138	26,306,093	288,072	1,376,848
Multimanager Mid Cap Growth Portfolio	—	10,372,921	5,146,576	6,597,978	—	351,604
Multimanager Mid Cap Value Portfolio	9,319,257	2,970,717	6,486,280	3,982,278	38,656	3,512,985
Multimanager Multi-Sector Bond Portfolio	111,993,472	99,004,122	45,540,273	179,148,615	5,145,613	(10,452,001)
Multimanager Small Cap Growth Portfolio	—	2,875,000	—	3,635,396	—	—

	$2,064,332,495	$1,098,041,293	$1,003,006,123	$2,175,981,215	$45,602,002	$103,410,970

(a)	formerly known as AXA Tactical Manager International Portfolio-II
(b)	formerly known as AXA Tactical Manager 500 Portfolio-II
(c)	formerly known as AXA Tactical Manager 400 Portfolio-II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio-II

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,175,981,215	$—	$2,175,981,215

Total Assets	$—	$2,175,981,215	$—	$2,175,981,215

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,175,981,215	$—	$2,175,981,215

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$1,098,041,293
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,089,018,774

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$86,096,007
Aggregate gross unrealized depreciation	(9,043,832)

Net unrealized appreciation	$77,052,175

Federal income tax cost of investments	$2,098,929,040

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $2,098,725,233)	$2,175,981,215
Receivable for securities sold	1,822,117
Receivable from Separate Accounts for Trust shares sold	483,500
Other assets	1,689

Total assets	2,178,288,521

LIABILITIES
Overdraft payable	982,678
Payable to Separate Accounts for Trust shares redeemed	1,073,645
Distribution fees payable - Class B	462,066
Administrative fees payable	249,446
Trustees’ fees payable	6,873
Accrued expenses	189,415

Total liabilities	2,964,123

NET ASSETS	$2,175,324,398

Net assets were comprised of:
Paid in capital	$2,272,108,249
Accumulated undistributed net investment income (loss)	(5,027)
Accumulated undistributed net realized gain (loss) on investments	(174,034,806)
Unrealized appreciation (depreciation) on investments	77,255,982

Net assets	$2,175,324,398

Class A
Net asset value, offering and redemption price per share, $20,959,371 / 2,193,023 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

Class B
Net asset value, offering and redemption price per share, $2,154,365,027 / 225,325,705 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.56

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$45,602,002
Interest	21

Total income	45,602,023

EXPENSES
Distribution fees - Class B	5,406,171
Administrative fees	3,308,224
Investment management fees	2,183,790
Printing and mailing expenses	178,627
Custodian fees	178,399
Professional fees	85,392
Trustees’ fees	33,002
Miscellaneous	41,638

Gross expenses	11,415,243
Less: Waiver from investment advisor	(3,168,426)

Net expenses	8,246,817

NET INVESTMENT INCOME (LOSS)	37,355,206

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	86,012,651
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	17,398,319

Net realized gain (loss)	103,410,970
Net change in unrealized appreciation (depreciation) on securities	16,613,550

NET REALIZED AND UNREALIZED GAIN (LOSS)	120,024,520

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,379,726

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$37,355,206	$41,780,251
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	103,410,970	(67,273,173)
Net change in unrealized appreciation (depreciation) on investments	16,613,550	213,313,182

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	157,379,726	187,820,260

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(491,531)	(656,051)
Class B	(46,032,734)	(42,916,354)

	(46,524,265)	(43,572,405)

Distributions from net realized capital gains
Class A	(875,484)	(831,419)
Class B	(91,638,792)	(62,162,127)

	(92,514,276)	(62,993,546)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(139,038,541)	(106,565,951)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,486,178 and 2,436,018 shares, respectively ]	14,582,391	23,596,855
Capital shares issued in reinvestment of dividends and distributions [ 143,279 and 156,073 shares, respectively ]	1,367,015	1,487,470
Capital shares repurchased [ (2,414,101) and (1,089,926) shares, respectively ]	(23,469,547)	(10,329,889)

Total Class A transactions	(7,520,141)	14,754,436

Class B
Capital shares sold [ 73,737,828 and 110,140,718 shares, respectively ]	719,449,201	1,025,293,832
Capital shares issued in reinvestment of dividends and distributions [ 14,423,205 and 11,022,459 shares, respectively ]	137,671,526	105,078,481
Capital shares repurchased [ (76,731,608) and (65,329,426) shares, respectively ]	(756,484,066)	(619,549,167)

Total Class B transactions	100,636,661	510,823,146

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	93,116,520	525,577,582

TOTAL INCREASE (DECREASE) IN NET ASSETS	111,457,705	606,831,891
NET ASSETS:
Beginning of year	2,063,866,693	1,457,034,802

End of year (a)	$2,175,324,398	$2,063,866,693

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(5,027)	$28,488

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

Class A	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.51		$9.13		$10.90	$10.87	$10.69

Income (loss) from investment operations:
Net investment income (loss) (x)	0.19	(e)	0.33	(e)	0.53 (e)	0.47 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments	0.53		0.59		(1.71)	0.18	0.30

Total from investment operations	0.72		0.92		(1.18)	0.65	0.71

Less distributions:
Dividends from net investment income	(0.24)		(0.24)		(0.46)	(0.43)	(0.38)
Distributions from net realized gains	(0.43)		(0.30)		(0.13)	(0.19)	(0.15)

Total dividends and distributions	(0.67)		(0.54)		(0.59)	(0.62)	(0.53)

Net asset value, end of year	$9.56		$9.51		$9.13	$10.90	$10.87

Total return	7.59%		10.07%		(10.79)%	6.11%	6.55%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$20,959		$28,327		$13,472	$9,015	$4,999
Ratio of expenses to average net assets:
After waivers (f)	0.13	%(j)	0.11	%(j)	0.10%	0.10%	0.10%
Before waivers (f)	0.28%		0.29%		0.30%	0.31%	0.32%
Ratio of net investment income to average net assets:
After waivers (f)(x)	1.91%		3.44%		5.12%	4.17%	3.80%
Before waivers (f)(x)	1.77%		3.25%		4.92%	3.96%	3.58%
Portfolio turnover rate	50%		79%		59%	39%	55%

Class B	Year Ended December 31,
	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.52		$9.13		$10.90	$10.87	$10.69

Income (loss) from investment operations:
Net investment income (loss) (x)	0.17	(e)	0.22	(e)	0.58 (e)	0.45 (e)	0.38 (e)
Net realized and unrealized gain (loss) on investments	0.52		0.68		(1.78)	0.17	0.30

Total from investment operations	0.69		0.90		(1.20)	0.62	0.68

Less distributions:
Dividends from net investment income	(0.22)		(0.21)		(0.44)	(0.40)	(0.35)
Distributions from net realized gains	(0.43)		(0.30)		(0.13)	(0.19)	(0.15)

Total dividends and distributions	(0.65)		(0.51)		(0.57)	(0.59)	(0.50)

Net asset value, end of year	$9.56		$9.52		$9.13	$10.90	$10.87

Total return	7.20%		9.90%		(11.02)%	5.74%	6.37%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,154,365		$2,035,540		$1,443,563	$585,489	$339,978
Ratio of expenses to average net assets:
After waivers (f)	0.38	%(j)	0.36	%(j)	0.35%	0.35%	0.35%
Before waivers (f)	0.53%		0.54%		0.55%	0.56%	0.57%
Ratio of net investment income to average net assets:
After waivers (f)(x)	1.71%		2.30%		5.69%	4.02%	3.48%
Before waivers (f)(x)	1.56%		2.12%		5.50%	3.81%	3.26%
Portfolio turnover rate	50%		79%		59%	39%	55%

(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.75% for Class A and 1.00% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	9.24%	3.15%	4.74%
Portfolio – Class B Shares	9.07	2.91	4.49
S&P 500 Index	15.06	2.29	5.37
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.31
MSCI EAFE Index	7.75	2.46	9.08
* Date of inception 7/31/03 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 9.24% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 34 underlying EQ Advisors Trust and AXA Premier VIP Trust Portfolios. These included 28 equity portfolios and 6 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (57.4%), international bonds (1.6%), and high yield bonds (0.8%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (8.9%), large cap value stocks (9.0%), international stocks (9.7%) and small and mid cap stocks (12.5%).

•

During the year, the Portfolio added the EQ/AllianceBernstein Small Cap Growth and the Multimanager Small Cap Growth Portfolios as additional portfolios with exposure to small cap stocks. The EQ/Quality Bond PLUS Portfolio was removed.

•

Among the underlying equity portfolios, led by a strong year in the small and mid cap markets, the best performers during the year were the EQ/AllianceBernstein Small Cap Growth, the EQ/GAMCO Small Company Value and the Multimanager Small Cap Growth Portfolios. Of the international holdings, the EQ/International Growth Portfolio was a leading performer, beating out its benchmark.

•

Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive, return.

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
EQ/Core Bond Index Portfolio	22.8%
Multimanager Core Bond Portfolio	11.4
ATM Large Cap Portfolio	11.3
Multimanager Multi-Sector Bond Portfolio	8.4
EQ/PIMCO Ultra Short Bond Portfolio	7.4
EQ/Global Bond PLUS Portfolio	5.6
ATM International Portfolio	4.9
EQ/Intermediate Government Bond Index Portfolio	3.8
EQ/Large Cap Growth PLUS Portfolio	2.4
ATM Mid Cap Portfolio	2.1
Multimanager Large Cap Value Portfolio	2.1
ATM Small Cap Portfolio	2.1
EQ/Large Cap Value PLUS Portfolio	1.5
EQ/BlackRock Basic Value Equity Portfolio	1.3
EQ/Large Cap Growth Index Portfolio	1.3
EQ/Boston Advisors Equity Income Portfolio	1.3
EQ/Global Multi-Sector Equity Portfolio	1.3
Multimanager Large Cap Core Equity Portfolio	1.2
EQ/Large Cap Core PLUS Portfolio	1.2
EQ/GAMCO Small Company Value Portfolio	0.8
EQ/International Core PLUS Portfolio	0.8
EQ/International Growth Portfolio	0.7
EQ/AllianceBernstein Small Cap Growth Portfolio	0.6
EQ/International ETF Portfolio	0.6
EQ/AXA Franklin Small Cap Value Core Portfolio	0.5
EQ/BlackRock International Value Portfolio	0.5
Multimanager International Equity Portfolio	0.5
EQ/AllianceBernstein International Portfolio	0.4
Multimanager Small Cap Growth Portfolio	0.4
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
EQ/Small Company Index Portfolio	0.2
EQ/Mid Cap Index Portfolio	0.1
Multimanager Mid Cap Value Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,101.90	$1.11
Hypothetical (5% average return before expenses)	1,000.00	1,024.15	1.07
Class B
Actual	1,000.00	1,101.40	2.44
Hypothetical (5% average return before expenses)	1,000.00	1,022.89	2.35

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.21% and 0.46%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	9,510,684	$100,305,622
ATM Large Cap Portfolio‡	20,800,705	234,476,259
ATM Mid Cap Portfolio‡	3,781,051	43,746,416
ATM Small Cap Portfolio‡	3,549,400	42,763,755
EQ/AllianceBernstein International Portfolio‡	970,312	8,340,959
EQ/AllianceBernstein Small Cap Growth Portfolio‡	764,307	12,582,614
EQ/AXA Franklin Small Cap Value Core Portfolio‡	989,633	10,108,446
EQ/BlackRock Basic Value Equity Portfolio‡	2,057,979	28,091,909
EQ/BlackRock International Value Portfolio‡	854,130	9,992,514
EQ/Boston Advisors Equity Income Portfolio‡	5,102,444	26,804,066
EQ/Core Bond Index Portfolio‡	48,753,839	473,259,064
EQ/GAMCO Small Company Value Portfolio‡	422,046	16,474,535
EQ/Global Bond PLUS Portfolio‡	11,556,718	115,324,228
EQ/Global Multi-Sector Equity Portfolio‡	2,117,465	26,461,940
EQ/Intermediate Government Bond Index Portfolio‡	7,880,531	77,849,244
EQ/International Core PLUS Portfolio‡	1,661,531	15,962,733
EQ/International ETF Portfolio‡	1,728,601	12,360,005
EQ/International Growth Portfolio‡	2,225,615	14,440,094
EQ/Large Cap Core PLUS Portfolio‡	3,358,324	24,237,935
EQ/Large Cap Growth Index Portfolio‡	3,122,221	27,269,450
EQ/Large Cap Growth PLUS Portfolio‡	2,901,228	49,305,829

	Number of Shares	Value (Note 1)

EQ/Large Cap Value PLUS Portfolio‡	3,013,483	$30,700,181
EQ/Mid Cap Index Portfolio‡	384,761	3,240,503
EQ/PIMCO Ultra Short Bond Portfolio‡	15,409,125	153,262,715
EQ/Small Company Index Portfolio‡	367,512	3,864,915
Multimanager Core Bond Portfolio‡	22,583,802	236,721,547
Multimanager International Equity Portfolio‡	894,618	9,872,330
Multimanager Large Cap Core Equity Portfolio‡	2,444,953	24,861,160
Multimanager Large Cap Value Portfolio‡	4,428,985	43,318,627
Multimanager Mid Cap Growth Portfolio*‡	530,748	4,905,624
Multimanager Mid Cap Value Portfolio‡	258,369	2,602,221
Multimanager Multi-Sector Bond Portfolio‡	44,973,607	174,707,070
Multimanager Small Cap Growth Portfolio*‡	931,002	8,266,257
Multimanager Small Cap Value Portfolio‡	399,413	4,307,922

Total Investments (100.2%) (Cost $1,939,916,100)		2,070,788,689
Other Assets Less Liabilities (-0.2%)		(3,557,997)

Net Assets (100%)		$2,067,230,692

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio (a)	$108,030,943	$10,616,963	$23,285,804	$100,305,622	$18,653	$849,744
ATM Large Cap Portfolio (b)	221,939,193	35,300,986	34,395,142	234,476,259	1,228,273	16,249,332
ATM Mid Cap Portfolio (c)	51,584,163	6,446,806	16,339,487	43,746,416	78,492	7,783,622
ATM Small Cap Portfolio (d)	21,791,837	29,489,215	12,780,816	42,763,755	75,506	4,857,660
EQ/AllianceBernstein International Portfolio	9,925,047	1,849,025	2,325,639	8,340,959	204,874	1,531,582
EQ/AllianceBernstein Small Cap Growth Portfolio	—	13,113,833	3,192,987	12,582,614	5,752	251,823
EQ/AXA Franklin Small Cap Value Core Portfolio	12,578,852	692,280	6,167,539	10,108,446	48,129	(560,318)
EQ/BlackRock Basic Value Equity Portfolio	20,043,720	8,045,271	2,313,087	28,091,909	398,760	738,585
EQ/BlackRock International Value Portfolio	12,908,931	2,068,144	6,171,587	9,992,514	101,918	(360,756)
EQ/Boston Advisors Equity Income Portfolio	33,846,265	2,290,081	11,462,744	26,804,066	679,705	2,005,308

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$247,827,219	$283,207,817	$53,628,725	$473,259,064	$11,869,807	$4,303,329
EQ/GAMCO Small Company Value Portfolio	10,876,513	3,306,215	1,550,082	16,474,535	89,925	181,959
EQ/Global Bond PLUS Portfolio	106,483,951	14,720,599	9,577,981	115,324,228	3,457,018	(52,163)
EQ/Global Multi-Sector Equity Portfolio	19,885,130	6,222,101	1,735,321	26,461,940	343,689	738,936
EQ/Intermediate Government Bond Index Portfolio	78,012,053	11,556,819	13,615,632	77,849,244	1,135,580	373,340
EQ/International Core PLUS Portfolio	16,593,607	2,882,357	3,631,105	15,962,733	309,166	1,523,522
EQ/International ETF Portfolio	12,691,746	1,530,747	1,739,166	12,360,005	232,480	947,171
EQ/International Growth Portfolio	11,669,630	2,618,573	1,032,927	14,440,094	149,422	874,293
EQ/Large Cap Core PLUS Portfolio	21,626,237	3,306,261	1,282,696	24,237,935	288,874	2,260,832
EQ/Large Cap Growth Index Portfolio	28,552,004	1,954,530	4,723,044	27,269,450	344,153	2,795,008
EQ/Large Cap Growth PLUS Portfolio	40,437,561	9,729,131	5,224,699	49,305,829	294,448	2,398,995
EQ/Large Cap Value PLUS Portfolio	51,014,655	1,057,083	16,739,719	30,700,181	410,766	9,998,323
EQ/Mid Cap Index Portfolio	3,944,332	297,618	1,054,103	3,240,503	29,583	702,102
EQ/PIMCO Ultra Short Bond Portfolio	108,148,446	63,827,779	19,479,957	153,262,715	728,873	(379,437)
EQ/Quality Bond PLUS Portfolio	236,157,718	17,005,559	248,945,163	—	—	23,814,241
EQ/Small Company Index Portfolio	3,002,115	310,305	139,223	3,864,915	42,270	66,983
Multimanager Core Bond Portfolio	244,097,815	37,427,059	47,749,925	236,721,547	7,570,558	5,233,298
Multimanager International Equity Portfolio	15,549,475	2,602,946	6,438,596	9,872,330	314,645	2,375,846
Multimanager Large Cap Core Equity Portfolio	22,691,609	1,413,203	2,119,237	24,861,160	124,902	(304,796)
Multimanager Large Cap Value Portfolio	53,871,523	2,900,681	23,689,204	43,318,627	484,033	(4,021,715)
Multimanager Mid Cap Growth Portfolio	4,315,951	5,322,075	5,725,630	4,905,624	—	777,981
Multimanager Mid Cap Value Portfolio	3,638,434	346,318	1,629,004	2,602,221	24,243	374,606
Multimanager Multi-Sector Bond Portfolio	98,344,482	83,676,434	13,718,812	174,707,070	4,974,836	(4,069,394)
Multimanager Small Cap Growth Portfolio	—	8,554,040	1,911,025	8,266,257	—	336,381
Multimanager Small Cap Value Portfolio	5,270,746	338,575	3,281,538	4,307,922	16,500	(827,928)

	$1,937,351,903	$676,027,429	$608,797,346	$2,070,788,689	$36,075,833	$83,768,295

(a)	formerly known as AXA Tactical Manager International Portfolio-II
(b)	formerly known as AXA Tactical Manager 500 Portfolio-II
(c)	formerly known as AXA Tactical Manager 400 Portfolio-II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio-II

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,070,788,689	$—	$2,070,788,689

Total Assets	$—	$2,070,788,689	$—	$2,070,788,689

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,070,788,689	$—	$2,070,788,689

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$676,027,429
Net Proceeds of Sales and Redemptions:
Investment Companies	$665,944,475

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$150,629,676
Aggregate gross unrealized depreciation	(19,866,299)

Net unrealized appreciation	$130,763,377

Federal income tax cost of investments	$1,940,025,312

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $1,939,916,100)	$2,070,788,689
Receivable for securities sold	1,204,588
Receivable from Separate Accounts for Trust shares sold	213,973
Other assets	1,863

Total assets	2,072,209,113

LIABILITIES
Overdraft payable	2,860,733
Payable to Separate Accounts for Trust shares redeemed	1,170,080
Distribution fees payable - Class B	424,265
Administrative fees payable	265,566
Investment management fees payable	85,930
Trustees’ fees payable	13,353
Accrued expenses	158,494

Total liabilities	4,978,421

NET ASSETS	$2,067,230,692

Net assets were comprised of:
Paid in capital	$2,257,890,615
Accumulated undistributed net investment income (loss)	1,128
Accumulated undistributed net realized gain (loss) on investments	(321,533,640)
Unrealized appreciation (depreciation) on investments	130,872,589

Net assets	$2,067,230,692

Class A
Net asset value, offering and redemption price per share, $63,455,246 / 6,601,191 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.61

Class B
Net asset value, offering and redemption price per share, $2,003,775,446 / 208,367,430 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.62

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$36,075,833
Interest	3

Total income	36,075,836

EXPENSES
Distribution fees - Class B	4,841,651
Administrative fees	3,038,567
Investment management fees	2,004,020
Custodian fees	215,700
Printing and mailing expenses	162,940
Professional fees	82,433
Trustees’ fees	29,915
Miscellaneous	37,513

Gross expenses	10,412,739
Less: Waiver from investment advisor	(1,536,305)

Net expenses	8,876,434

NET INVESTMENT INCOME (LOSS)	27,199,402

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	57,147,129
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	26,621,166

Net realized gain (loss)	83,768,295
Net change in unrealized appreciation (depreciation) on securities	66,206,703

NET REALIZED AND UNREALIZED GAIN (LOSS)	149,974,998

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$177,174,400

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$27,199,402	$32,219,423
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	83,768,295	(134,075,635)
Net change in unrealized appreciation (depreciation) on investments	66,206,703	345,367,135

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	177,174,400	243,510,923

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,391,896)	(1,330,740)
Class B	(38,823,864)	(32,405,371)

	(40,215,760)	(33,736,111)

Distributions from net realized capital gains
Class A	(1,860,732)	(3,678,022)
Class B	(58,479,779)	(103,268,223)

	(60,340,511)	(106,946,245)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(100,556,271)	(140,682,356)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,071,628 and 3,085,930 shares, respectively ]	19,616,507	29,346,486
Capital shares issued in reinvestment of dividends and distributions [ 339,484 and 540,177 shares, respectively ]	3,252,628	5,008,762
Capital shares repurchased [ (3,090,779) and (1,196,359) shares, respectively ]	(29,718,231)	(11,000,436)

Total Class A transactions	(6,849,096)	23,354,812

Class B
Capital shares sold [ 31,741,437 and 59,983,851 shares, respectively ]	300,951,943	534,929,401
Capital shares issued in reinvestment of dividends and distributions [ 10,151,119 and 14,627,530 shares, respectively ]	97,303,643	135,673,594
Capital shares repurchased [ (35,023,683) and (29,952,465) shares, respectively ]	(336,007,924)	(273,801,189)

Total Class B transactions	62,247,662	396,801,806

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	55,398,566	420,156,618

TOTAL INCREASE (DECREASE) IN NET ASSETS	132,016,695	522,985,185
NET ASSETS:
Beginning of year	1,935,213,997	1,412,228,812

End of year (a)	$2,067,230,692	$1,935,213,997

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,128	$15,139

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008		2007	2006
Net asset value, beginning of year	$9.27		$8.73		$11.59		$11.61	$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	0.14	(e)	0.24	(e)	0.44	(e)	0.43 (e)	0.36 (e)
Net realized and unrealized gain (loss) on investments	0.71		1.05		(2.65)		0.23	0.65

Total from investment operations	0.85		1.29		(2.21)		0.66	1.01

Less distributions:
Dividends from net investment income	(0.22)		(0.20)		(0.38)		(0.42)	(0.36)
Distributions from net realized gains	(0.29)		(0.55)		(0.27)		(0.26)	(0.20)

Total dividends and distributions	(0.51)		(0.75)		(0.65)		(0.68)	(0.56)

Net asset value, end of year	$9.61		$9.27		$8.73		$11.59	$11.61

Total return	9.24%		14.78%		(19.24)%		5.73%	9.06%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$63,455		$67,465		$42,358		$10,943	$5,544
Ratio of expenses to average net assets:
After waivers (f)	0.20	%(j)	0.18	%(j)	0.10%		0.10%	0.10%
Before waivers (f)	0.28%		0.30%		0.30%		0.29%	0.28%
Ratio of net investment income to average net assets:
After waivers (f)(x)	1.48%		2.56%		4.29%		3.58%	3.10%
Before waivers (f)(x)	1.41%		2.45%		4.10%		3.39%	2.91%
Portfolio turnover rate	33%		75%		51%		21%	20%

	Year Ended December 31,
Class B	2010		2009		2008		2007	2006
Net asset value, beginning of year	$9.27		$8.73		$11.59		$11.61	$11.16

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13	(e)	0.17	(e)	0.35	(e)	0.37 (e)	0.33 (e)
Net realized and unrealized gain (loss) on investments	0.71		1.09		(2.58)		0.26	0.64

Total from investment operations	0.84		1.26		(2.23)		0.63	0.97

Less distributions:
Dividends from net investment income	(0.20)		(0.17)		(0.36)		(0.39)	(0.32)
Distributions from net realized gains	(0.29)		(0.55)		(0.27)		(0.26)	(0.20)

Total dividends and distributions	(0.49)		(0.72)		(0.63)		(0.65)	(0.52)

Net asset value, end of year	$9.62		$9.27		$8.73		$11.59	$11.61

Total return	9.07%		14.48%		(19.45)%		5.46%	8.78%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,003,775		$1,867,749		$1,369,870		$1,150,399	$809,200
Ratio of expenses to average net assets:
After waivers (f)	0.45	%(j)	0.43	%(j)	0.35%		0.35%	0.35%
Before waivers (f)	0.53%		0.55%		0.55	%(c)	0.54%	0.53%
Ratio of net investment income to average net assets:
After waivers (f)(x)	1.35%		1.90%		3.37%		3.07%	2.84%
Before waivers (f)(x)	1.28%		1.79%		3.18%		2.88%	2.65%
Portfolio turnover rate	33%		75%		51%		21%	20%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.85% for Class A and 1.10% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – Class A Shares	10.14%	2.89%	3.07%	8.37%
Portfolio – Class B Shares**	9.91	2.64	2.82	8.10
S&P 500 Index	15.06	2.29	1.41	9.95
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.84	7.47
MSCI EAFE Index	7.75	2.46	3.50	8.10

*   Date of inception 1/27/86

** Investment operations commenced with respect to Class B shares on July 8, 1998. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b- 1 fees, applicable to Class B shares, Class A shares are not subject to any 12b- 1 fees.

    Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

On August 15, 2003, the EQ/Balanced Portfolio was reorganized into the AXA Moderate Allocation Portfolio. Prior to that date, the predecessor fund invested directly in securities, rather than pursuing a “Fund of Funds” investment approach.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 10.14% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 34 underlying EQ Advisors Trust and AXA Premier VIP Trust Portfolios. These included 28 equity portfolios and 6 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (47.9%), international bonds (1.3%), and high yield bonds (0.8%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (9.9%), large cap value stocks (10.0%), international stocks (14.7%) and small and mid cap stocks (15.5%).

•	During the year, the EQ/Quality Bond PLUS Portfolio was removed.

•

Among the underlying equity portfolios, led by a strong year in the small and mid cap markets, the best performers during the year were the EQ/AllianceBernstein Small Cap Growth, the EQ/GAMCO Small Company Value and the Multimanager Small Cap Growth Portfolios. Of the international holdings, the EQ/International Growth Portfolio was a leading performer, beating out its benchmark.

•

Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive, return.

AXA MODERATE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
EQ/Core Bond Index Portfolio	18.1%
ATM Large Cap Portfolio	12.5
Multimanager Core Bond Portfolio	9.5
Multimanager Multi-Sector Bond Portfolio	7.9
ATM International Portfolio	7.2
EQ/PIMCO Ultra Short Bond Portfolio	5.9
EQ/Global Bond PLUS Portfolio	4.4
EQ/Intermediate Government Bond Index Portfolio	3.7
ATM Small Cap Portfolio	3.0
EQ/Large Cap Growth PLUS Portfolio	2.9
EQ/Large Cap Value PLUS Portfolio	2.6
ATM Mid Cap Portfolio	2.1
Multimanager Large Cap Value Portfolio	1.9
EQ/Global Multi-Sector Equity Portfolio	1.9
EQ/Large Cap Growth Index Portfolio	1.4
Multimanager International Equity Portfolio	1.3
EQ/Large Cap Core PLUS Portfolio	1.2
EQ/AllianceBernstein Small Cap Growth Portfolio	1.2
EQ/International Core PLUS Portfolio	1.2
Multimanager Large Cap Core Equity Portfolio	1.1
EQ/Boston Advisors Equity Income Portfolio	1.1
EQ/BlackRock Basic Value Equity Portfolio	1.1
EQ/GAMCO Small Company Value Portfolio	1.0
EQ/International Growth Portfolio	1.0
EQ/AXA Franklin Small Cap Value Core Portfolio	0.9
EQ/International ETF Portfolio	0.8
Multimanager Small Cap Growth Portfolio	0.8
EQ/BlackRock International Value Portfolio	0.8
EQ/AllianceBernstein International Portfolio	0.6
Multimanager Small Cap Value Portfolio	0.3
EQ/Small Company Index Portfolio	0.2
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,126.00	$1.29
Hypothetical (5% average return before expenses)	1,000.00	1,024.00	1.22
Class B
Actual	1,000.00	1,124.70	2.62
Hypothetical (5% average return before expenses)	1,000.00	1,022.74	2.50

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.24% and 0.49%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	76,649,672	$808,396,818
ATM Large Cap Portfolio‡	123,965,425	1,397,402,113
ATM Mid Cap Portfolio‡	20,275,481	234,585,487
ATM Small Cap Portfolio‡	28,241,393	340,256,973
EQ/AllianceBernstein International Portfolio‡	7,955,973	68,390,941
EQ/AllianceBernstein Small Cap Growth Portfolio‡	8,194,909	134,910,972
EQ/AXA Franklin Small Cap Value Core Portfolio‡	9,376,043	95,770,039
EQ/BlackRock Basic Value Equity Portfolio‡	9,174,650	125,236,186
EQ/BlackRock International Value Portfolio‡	7,546,093	88,282,343
EQ/Boston Advisors Equity Income Portfolio‡	23,991,880	126,033,710
EQ/Core Bond Index Portfolio‡	208,043,766	2,019,504,508
EQ/GAMCO Small Company Value Portfolio‡	2,912,304	113,681,514
EQ/Global Bond PLUS Portfolio‡	49,559,493	494,553,070
EQ/Global Multi-Sector Equity Portfolio‡	16,706,547	208,781,644
EQ/Intermediate Government Bond Index Portfolio‡	41,411,084	409,086,841
EQ/International Core PLUS Portfolio‡	13,511,872	129,811,962
EQ/International ETF Portfolio‡	12,967,287	92,719,924
EQ/International Growth Portfolio‡	16,720,701	108,486,276
EQ/Large Cap Core PLUS Portfolio‡	19,349,842	139,653,063
EQ/Large Cap Growth Index Portfolio‡	17,691,977	154,521,566
EQ/Large Cap Growth PLUS Portfolio‡	18,944,167	321,952,549
EQ/Large Cap Value PLUS Portfolio‡	28,183,433	287,121,718
EQ/Mid Cap Index Portfolio‡	1,174,508	9,891,860
EQ/PIMCO Ultra Short Bond Portfolio‡	65,797,641	654,438,549
EQ/Small Company Index Portfolio‡	2,125,149	22,348,969

	Number of Shares	Value (Note 1)

Multimanager Core Bond Portfolio‡	100,824,141	$1,056,830,324
Multimanager International Equity Portfolio‡	13,367,481	147,513,901
Multimanager Large Cap Core Equity Portfolio‡	12,510,306	127,209,287
Multimanager Large Cap Value Portfolio‡	21,453,510	209,830,602
Multimanager Mid Cap Growth Portfolio*‡	2,312,273	21,372,007
Multimanager Mid Cap Value Portfolio‡	1,223,311	12,320,859
Multimanager Multi-Sector Bond Portfolio‡	228,781,015	888,735,939
Multimanager Small Cap Growth Portfolio*‡	10,145,748	90,082,882
Multimanager Small Cap Value Portfolio‡	3,138,660	33,852,462

Total Investment Companies (100.0%)
(Cost $10,394,889,507)		11,173,567,858

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 0.000%, 1/3/11 (Cost $9,152,535)	$9,152,535	9,152,535

Total Investments (100.1%) (Cost $10,404,042,042)		11,182,720,393
Other Assets Less Liabilities (-0.1%)		(10,050,043)

Net Assets (100%)		$11,172,670,350

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio (a)	$769,292,090	$94,235,942	$99,651,636	$808,396,818	$141,450	$1,870,596
ATM Large Cap Portfolio (b)	1,373,799,749	139,897,324	186,042,989	1,397,402,113	7,297,449	93,804,402
ATM Mid Cap Portfolio (c)	341,991,556	32,784,774	147,231,246	234,585,487	455,008	53,366,591

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
ATM Small Cap Portfolio (d)	$231,355,933	$125,879,228	$54,227,327	$340,256,973	$571,248	$30,556,169
EQ/AllianceBernstein International Portfolio	63,298,489	15,998,339	8,694,858	68,390,941	1,779,079	6,223,486
EQ/AllianceBernstein Small Cap Growth Portfolio	82,495,371	36,481,755	9,313,577	134,910,972	63,296	9,625,088
EQ/AXA Franklin Small Cap Value Core Portfolio	85,353,378	945,637	10,676,784	95,770,039	391,932	(1,160,900)
EQ/BlackRock Basic Value Equity Portfolio	125,383,661	3,800,312	19,314,404	125,236,186	1,773,769	(2,938,199)
EQ/BlackRock International Value Portfolio	78,097,868	15,316,154	17,651,203	88,282,343	857,140	(6,010,077)
EQ/Boston Advisors Equity Income Portfolio	159,100,630	4,412,919	48,328,570	126,033,710	3,048,597	6,587,796
EQ/Core Bond Index Portfolio	1,018,700,444	1,134,641,934	123,270,794	2,019,504,508	50,467,140	9,033,793
EQ/GAMCO Small Company Value Portfolio	67,660,326	25,493,954	6,470,139	113,681,514	619,385	323,446
EQ/Global Bond PLUS Portfolio	424,596,534	81,350,730	25,358,932	494,553,070	14,774,921	(321,650)
EQ/Global Multi-Sector Equity Portfolio	150,273,043	51,756,050	20,952,629	208,781,644	2,702,776	(4,643,159)
EQ/Intermediate Government Bond Index Portfolio	413,338,197	42,554,292	58,113,718	409,086,841	5,457,990	1,478,002
EQ/International Core PLUS Portfolio	109,019,175	31,717,054	17,046,245	129,811,962	2,497,794	7,972,099
EQ/International ETF Portfolio	88,989,845	8,853,863	6,429,744	92,719,924	1,738,837	4,321,865
EQ/International Growth Portfolio	76,416,083	24,803,287	4,542,836	108,486,276	1,117,669	3,457,646
EQ/Large Cap Core PLUS Portfolio	132,249,923	12,794,897	7,428,755	139,653,063	1,662,442	14,368,839
EQ/Large Cap Growth Index Portfolio	168,930,318	3,202,716	26,237,543	154,521,566	1,764,195	12,849,145
EQ/Large Cap Growth PLUS Portfolio	265,923,225	38,810,123	16,982,435	321,952,549	1,912,588	6,745,379
EQ/Large Cap Value PLUS Portfolio	440,698,543	5,139,365	125,890,026	287,121,718	3,992,073	74,188,431
EQ/Mid Cap Index Portfolio	26,145,204	255,858	12,011,325	9,891,860	90,303	9,091,135
EQ/PIMCO Ultra Short Bond Portfolio	503,561,595	239,694,908	91,193,419	654,438,549	3,197,117	(227,166)
EQ/Quality Bond PLUS Portfolio	1,075,762,361	23,800,870	1,143,599,033	—	—	42,608,526
EQ/Small Company Index Portfolio	32,440,947	442,511	9,618,828	22,348,969	276,955	6,733,632
Multimanager Core Bond Portfolio	1,111,118,341	124,853,313	199,119,007	1,056,830,324	33,721,744	15,916,844
Multimanager International Equity Portfolio	212,218,974	6,459,919	104,958,679	147,513,901	4,616,089	(28,196,750)
Multimanager Large Cap Core Equity Portfolio	123,670,186	1,836,798	13,997,888	127,209,287	638,030	(2,633,981)
Multimanager Large Cap Value Portfolio	265,670,323	4,416,816	117,142,093	209,830,602	2,259,035	(30,287,061)
Multimanager Mid Cap Growth Portfolio	27,132,679	165,555	13,990,519	21,372,007	—	(2,088,060)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Value Portfolio	$19,698,619	$279,072	$11,074,537	$12,320,859	$113,517	$(322,078)
Multimanager Multi-Sector Bond Portfolio	438,288,593	469,643,217	36,874,482	888,735,939	25,256,971	(9,888,050)
Multimanager Small Cap Growth Portfolio	71,175,071	8,219,260	9,786,724	90,082,882	—	31,620
Multimanager Small Cap Value Portfolio	29,897,789	376,598	4,994,745	33,852,462	136,845	(1,521,964)

	$10,603,745,063	$2,811,315,344	$2,808,217,669	$11,173,567,858	$175,393,384	$320,915,435

(a)	formerly known as AXA Tactical Manager International Portfolio-II
(b)	formerly known as AXA Tactical Manager 500 Portfolio-II
(c)	formerly known as AXA Tactical Manager 400 Portfolio-II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio-II

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$11,173,567,858	$—	$11,173,567,858
Short-Term Investments	—	9,152,535	—	9,152,535

Total Assets	$—	$11,182,720,393	$—	$11,182,720,393

Total Liabilities	$—	$–	$—	$—

Total	$—	$11,182,720,393	$—	$11,182,720,393

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$2,811,315,344
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,969,751,413

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$934,433,652
Aggregate gross unrealized depreciation	(156,178,362)

Net unrealized appreciation	$778,255,290

Federal income tax cost of investments	$10,404,465,103

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $10,394,889,507)	$11,173,567,858
Unaffiliated Issuers (Cost $9,152,535)	9,152,535
Receivable from Separate Accounts for Trust shares sold	1,243,735
Receivable for securities sold	506,574
Dividends, interest and other receivables	221,035
Other assets	14,914

Total assets	11,184,706,651

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	7,290,047
Distribution fees payable - Class B	1,747,587
Administrative fees payable	1,416,365
Investment management fees payable	867,024
Trustees’ fees payable	208,711
Accrued expenses	506,567

Total liabilities	12,036,301

NET ASSETS	$11,172,670,350

Net assets were comprised of:
Paid in capital	12,698,578,454
Accumulated undistributed net investment income (loss)	2,874,780
Accumulated undistributed net realized gain (loss) on investments	(2,307,461,235)
Unrealized appreciation (depreciation) on investments	778,678,351

Net assets	$11,172,670,350

Class A
Net asset value, offering and redemption price per share, $2,881,374,886 / 214,231,267 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.45

Class B
Net asset value, offering and redemption price per share, $8,291,295,464 / 620,258,570 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.37

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends ($175,393,384 dividend income received from affiliates)	$175,406,700
Interest	59

Total income	175,406,759

EXPENSES
Distribution fees - Class B	19,801,870
Administrative fees	16,099,744
Investment management fees	10,711,366
Printing and mailing expenses	875,042
Professional fees	226,459
Custodian fees	201,200
Trustees’ fees	160,179
Miscellaneous	198,061

Gross expenses	48,273,921
Less: Waiver from investment advisor	(3,485,656)

Net expenses	44,788,265

NET INVESTMENT INCOME (LOSS)	130,618,494

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities ($161,533,744 of realized gain (loss) from affiliates)	163,171,484
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	159,381,691

Net realized gain (loss)	322,553,175

Net change in unrealized appreciation (depreciation) on securities	566,725,120

NET REALIZED AND UNREALIZED GAIN (LOSS)	889,278,295

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,019,896,789

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$130,618,494	$162,098,442
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	322,553,175	(1,096,994,351)
Net change in unrealized appreciation (depreciation) on investments	566,725,120	2,485,706,458

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,019,896,789	1,550,810,549

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(65,828,006)	(41,874,371)
Class B	(168,414,316)	(98,572,421)

	(234,242,322)	(140,446,792)

Distributions from net realized capital gains
Class A	(66,277,351)	(172,231,547)
Class B	(191,968,620)	(489,273,432)

	(258,245,971)	(661,504,979)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(492,488,293)	(801,951,771)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 7,894,626 and 9,116,138 shares, respectively ]	103,941,913	113,745,006
Capital shares issued in reinvestment of dividends and distributions [ 9,886,927 and 16,734,886 shares, respectively ]	132,105,357	214,105,918
Capital shares repurchased [ (20,376,573) and (20,008,650) shares, respectively ]	(268,625,794)	(245,096,547)

Total Class A transactions	(32,578,524)	82,754,377

Class B
Capital shares sold [ 42,896,091 and 117,171,808 shares, respectively ]	561,702,310	1,403,702,193
Capital shares issued in reinvestment of dividends and distributions [ 27,143,448 and 46,221,660 shares, respectively ]	360,382,936	587,845,853
Capital shares repurchased [ (65,337,266) and (49,492,554) shares, respectively ]	(850,216,515)	(608,428,068)

Total Class B transactions	71,868,731	1,383,119,978

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	39,290,207	1,465,874,355

TOTAL INCREASE (DECREASE) IN NET ASSETS	566,698,703	2,214,733,133
NET ASSETS:
Beginning of year	10,605,971,647	8,391,238,514

End of year (a)	$11,172,670,350	$10,605,971,647

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$2,874,780	$29,535,057

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008	2007	2006
Net asset value, beginning of year	$12.80		$11.82		$17.10	$16.93	$15.88

Income (loss) from investment operations:
Net investment income (loss) (x)	0.18	(e)	0.23	(e)	0.48 (e)	0.45 (e)	0.39 (e)
Net realized and unrealized gain (loss) on investments	1.11		1.82		(4.57)	0.65	1.29

Total from investment operations	1.29		2.05		(4.09)	1.10	1.68

Less distributions:
Dividends from net investment income	(0.32)		(0.21)		(0.57)	(0.60)	(0.49)
Distributions from net realized gains	(0.32)		(0.86)		(0.62)	(0.33)	(0.14)

Total dividends and distributions	(0.64)		(1.07)		(1.19)	(0.93)	(0.63)

Net asset value, end of year	$13.45		$12.80		$11.82	$17.10	$16.93

Total return	10.14%		17.34%		(24.29)%	6.56%	10.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,881,375		$2,775,033		$2,494,212	$3,143,322	$3,103,418
Ratio of expenses to average net assets:
After waivers (f)	0.23	%(j)	0.21	%(j)	0.10%	0.10%	0.10%
Before waivers (f)	0.27%		0.28%		0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers (f)(x)	1.39%		1.85%		3.19%	2.58%	2.36%
Before waivers (f)(x)	1.36%		1.78%		3.02%	2.41%	2.20%
Portfolio turnover rate	26%		71%		34%	9%	19%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class B	2010		2009		2008		2007	2006
Net asset value, beginning of year	$12.72		$11.76		$17.01		$16.84	$15.79

Income (loss) from investment operations:
Net investment income (loss) (x)	0.15	(e)	0.21	(e)	0.48	(e)	0.45 (e)	0.37 (e)
Net realized and unrealized gain (loss) on investments	1.10		1.78		(4.57)		0.60	1.26

Total from investment operations	1.25		1.99		(4.09)		1.05	1.63

Less distributions:
Dividends from net investment income	(0.28)		(0.17)		(0.54)		(0.55)	(0.44)
Distributions from net realized gains	(0.32)		(0.86)		(0.62)		(0.33)	(0.14)

Total dividends and distributions	(0.60)		(1.03)		(1.16)		(0.88)	(0.58)

Net asset value, end of year	$13.37		$12.72		$11.76		$17.01	$16.84

Total return	9.91%		16.95%		(24.46)%		6.31%	10.34%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$8,291,295		$7,830,939		$5,897,027		$6,289,959	$4,867,869
Ratio of expenses to average net assets:
After waivers (f)	0.48	%(j)	0.46	%(j)	0.35%		0.35%	0.35%
Before waivers (f)	0.52%		0.53%		0.52	%(c)	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers (f)(x)	1.16%		1.69%		3.23%		2.57%	2.26%
Before waivers (f)(x)	1.13%		1.62%		3.05%		2.40%	2.09%
Portfolio turnover rate	26%		71%		34%		9%	19%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.90% for Class A and 1.15% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	11.69%	2.72%	6.02%
Portfolio – Class B Shares	11.52	2.48	5.77
S&P 500 Index	15.06	2.29	5.37
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.31
MSCI EAFE Index	7.75	2.46	9.08
* Date of inception 7/31/03 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.69% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 33 underlying EQ Advisors Trust and AXA Premier VIP Trust Portfolios. These included 28 equity portfolios and 5 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (29.8%) and high yield bonds (0.1%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (13.6%), large cap value stocks (13.8%), international stocks (19.4%) and small and mid cap stocks (13.3%).

•	During the year, the Portfolio added the Multimanager Multi-Sector Bond Portfolio as an additional fixed income investment and removed the EQ/Quality Bond PLUS Portfolio.

•

Among the underlying equity portfolios, led by a strong year in the small and mid cap markets, the best performers during the year were the EQ/AllianceBernstein Small Cap Growth, the EQ/GAMCO Small Company Value and the Multimanager Small Cap Growth Portfolios. Of the international holdings, the EQ/International Growth Portfolio was a leading performer, beating out its benchmark.

•

Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive, return.

AXA MODERATE-PLUS ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
ATM Large Cap Portfolio	17.2%
EQ/Core Bond Index Portfolio	13.1
ATM International Portfolio	9.4
Multimanager Core Bond Portfolio	8.3
ATM Small Cap Portfolio	4.9
EQ/Large Cap Growth PLUS Portfolio	3.6
EQ/PIMCO Ultra Short Bond Portfolio	3.5
EQ/Large Cap Value PLUS Portfolio	3.4
ATM Mid Cap Portfolio	3.3
Multimanager Large Cap Value Portfolio	3.1
EQ/Intermediate Government Bond Index Portfolio	2.8
Multimanager Large Cap Core Equity Portfolio	2.3
EQ/Large Cap Growth Index Portfolio	2.1
EQ/AllianceBernstein Small Cap Growth Portfolio	2.0
EQ/Global Multi-Sector Equity Portfolio	1.8
Multimanager Small Cap Growth Portfolio	1.7
EQ/International Growth Portfolio	1.6
Multimanager Multi-Sector Bond Portfolio	1.6
EQ/BlackRock Basic Value Equity Portfolio	1.5
Multimanager International Equity Portfolio	1.5
EQ/Large Cap Core PLUS Portfolio	1.5
EQ/International Core PLUS Portfolio	1.4
EQ/Boston Advisors Equity Income Portfolio	1.4
Multimanager Small Cap Value Portfolio	1.3
EQ/BlackRock International Value Portfolio	1.2
EQ/AllianceBernstein International Portfolio	1.1
EQ/International ETF Portfolio	1.1
EQ/AXA Franklin Small Cap Value Core Portfolio	0.9
EQ/GAMCO Small Company Value Portfolio	0.9
Multimanager Mid Cap Growth Portfolio	0.2
EQ/Small Company Index Portfolio	0.1
Multimanager Mid Cap Value Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,173.80	$1.42
Hypothetical (5% average return before expenses)	1,000.00	1,023.89	1.33
Class B
Actual	1,000.00	1,173.30	2.79
Hypothetical (5% average return before expenses)	1,000.00	1,022.63	2.60

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.26% and 0.51%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	112,543,803	$1,186,959,563
ATM Large Cap Portfolio‡	191,768,916	2,161,717,978
ATM Mid Cap Portfolio‡	35,446,141	410,108,651
ATM Small Cap Portfolio‡	51,022,942	614,732,837
EQ/AllianceBernstein International Portfolio‡	16,652,956	143,151,761
EQ/AllianceBernstein Small Cap Growth Portfolio‡	15,457,366	254,471,203
EQ/AXA Franklin Small Cap Value Core Portfolio‡	11,407,139	116,516,333
EQ/BlackRock Basic Value Equity Portfolio‡	14,237,686	194,347,853
EQ/BlackRock International Value Portfolio‡	12,782,497	149,543,464
EQ/Boston Advisors Equity Income Portfolio‡	33,316,862	175,019,539
EQ/Core Bond Index Portfolio‡	169,819,665	1,648,458,812
EQ/GAMCO Small Company Value Portfolio‡	2,850,033	111,250,752
EQ/Global Multi-Sector Equity Portfolio‡	18,100,852	226,206,280
EQ/Intermediate Government Bond Index Portfolio‡	35,740,307	353,067,043
EQ/International Core PLUS Portfolio‡	18,578,418	178,487,551
EQ/International ETF Portfolio‡	18,661,614	133,436,039
EQ/International Growth Portfolio‡	31,084,720	201,682,077
EQ/Large Cap Core PLUS Portfolio‡	25,733,863	185,728,270
EQ/Large Cap Growth Index Portfolio‡	30,575,541	267,046,495
EQ/Large Cap Growth PLUS Portfolio‡	26,998,081	458,827,290
EQ/Large Cap Value PLUS Portfolio‡	42,045,273	428,340,685

	Number of Shares	Value (Note 1)

EQ/Mid Cap Index Portfolio‡	1,170,839	$9,860,954
EQ/PIMCO Ultra Short Bond Portfolio‡	44,003,683	437,670,801
EQ/Small Company Index Portfolio‡	1,661,284	17,470,771
Multimanager Core Bond Portfolio‡	99,220,554	1,040,021,663
Multimanager International Equity Portfolio‡	17,499,786	193,115,070
Multimanager Large Cap Core Equity Portfolio‡	27,906,798	283,766,364
Multimanager Large Cap Value Portfolio‡	39,496,905	386,307,846
Multimanager Mid Cap Growth Portfolio*‡	2,047,261	18,922,546
Multimanager Mid Cap Value Portfolio‡	1,330,692	13,402,371
Multimanager Multi-Sector Bond Portfolio‡	50,439,604	195,940,598
Multimanager Small Cap Growth Portfolio*‡	23,911,045	212,303,312
Multimanager Small Cap Value Portfolio‡	15,651,501	168,811,470

Total Investments (100.1%) (Cost $11,189,068,949)		12,576,694,242
Other Assets Less Liabilities (-0.1%)		(11,434,879)

Net Assets (100%)		$12,565,259,363

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio (a)	$1,144,586,479	$92,031,476	$108,423,965	$1,186,959,563	$200,746	$647,750
ATM Large Cap Portfolio (b)	2,085,083,774	179,862,651	212,581,827	2,161,717,978	11,233,050	131,949,164
ATM Mid Cap Portfolio (c)	487,128,578	52,867,365	149,468,070	410,108,651	768,092	74,152,358
ATM Small Cap Portfolio (d)	355,943,575	231,582,998	43,786,859	614,732,837	995,354	45,936,756
EQ/AllianceBernstein International Portfolio	137,454,992	14,161,422	8,052,410	143,151,761	3,461,331	5,314,915
EQ/AllianceBernstein Small Cap Growth Portfolio	179,367,217	25,115,891	7,299,464	254,471,203	115,930	6,644,230
EQ/AXA Franklin Small Cap Value Core Portfolio	97,636,832	1,287,268	5,703,386	116,516,333	471,733	(621,671)
EQ/BlackRock Basic Value Equity Portfolio	189,623,746	5,880,880	24,400,381	194,347,853	2,750,420	(4,298,801)
EQ/BlackRock International Value Portfolio	163,786,455	12,211,987	49,312,401	149,543,464	1,511,896	(14,095,076)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Boston Advisors Equity Income Portfolio	$192,373,334	$6,403,920	$42,420,708	$175,019,539	$4,227,040	$4,441,368
EQ/Core Bond Index Portfolio	832,990,511	919,800,176	99,947,239	1,648,458,812	40,955,576	7,653,353
EQ/GAMCO Small Company Value Portfolio	83,667,565	9,874,917	9,248,261	111,250,752	605,804	322,958
EQ/Global Multi-Sector Equity Portfolio	194,743,947	26,176,152	30,520,182	226,206,280	2,926,190	(13,576,489)
EQ/Intermediate Government Bond Index Portfolio	364,928,925	35,850,446	57,537,288	353,067,043	4,735,080	1,564,488
EQ/International Core PLUS Portfolio	161,361,209	17,618,545	10,431,097	178,487,551	3,422,512	4,008,505
EQ/International ETF Portfolio	128,972,948	10,776,284	8,172,009	133,436,039	2,500,995	5,471,405
EQ/International Growth Portfolio	167,618,615	19,357,147	6,478,184	201,682,077	2,076,429	4,720,659
EQ/Large Cap Core PLUS Portfolio	174,059,773	17,349,041	8,897,019	185,728,270	2,207,938	18,295,298
EQ/Large Cap Growth Index Portfolio	263,926,486	5,827,460	25,921,060	267,046,495	3,158,127	14,191,115
EQ/Large Cap Growth PLUS Portfolio	395,935,831	37,426,250	24,404,087	458,827,290	2,726,198	6,906,930
EQ/Large Cap Value PLUS Portfolio	496,332,984	7,449,295	76,379,433	428,340,685	5,702,214	52,053,931
EQ/Mid Cap Index Portfolio	33,879,918	328,416	17,080,700	9,860,954	90,021	12,991,676
EQ/PIMCO Ultra Short Bond Portfolio	328,857,253	188,851,214	82,597,855	437,670,801	2,135,460	(1,506,434)
EQ/Quality Bond PLUS Portfolio	790,773,312	7,628,634	790,830,382	—	—	69,364,439
EQ/Small Company Index Portfolio	28,911,640	667,866	9,937,130	17,470,771	191,076	7,307,622
Multimanager Core Bond Portfolio	956,977,192	243,079,113	167,327,708	1,040,021,663	29,417,778	19,705,094
Multimanager International Equity Portfolio	288,002,673	8,874,751	148,236,171	193,115,070	6,205,417	(37,823,997)
Multimanager Large Cap Core Equity Portfolio	266,964,994	3,530,613	20,532,211	283,766,364	1,422,756	(5,124,029)
Multimanager Large Cap Value Portfolio	437,591,383	7,902,927	152,786,209	386,307,846	4,264,350	(44,979,185)
Multimanager Mid Cap Growth Portfolio	33,522,212	238,395	23,198,675	18,922,546	—	(1,876,300)
Multimanager Mid Cap Value Portfolio	32,869,979	362,062	24,210,674	13,402,371	123,667	861,702
Multimanager Multi-Sector Bond Portfolio	—	197,211,671	—	195,940,598	5,561,672	—
Multimanager Small Cap Growth Portfolio	178,775,741	2,415,275	16,565,466	212,303,312	—	(931,014)
Multimanager Small Cap Value Portfolio	148,067,770	1,544,694	21,297,751	168,811,470	644,475	(5,506,795)

	$11,822,717,843	$2,391,547,202	$2,483,986,262	$12,576,694,242	$146,809,327	$364,165,925

(a)	formerly known as AXA Tactical Manager International Portfolio-II
(b)	formerly known as AXA Tactical Manager 500 Portfolio-II
(c)	formerly known as AXA Tactical Manager 400 Portfolio-II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio-II

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$12,576,694,242	$—	$12,576,694,242

Total Assets	$—	$12,576,694,242	$—	$12,576,694,242

Total Liabilities	$—	$—	$—	$—

Total	$—	$12,576,694,242	$—	$12,576,694,242

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$2,391,547,202
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,605,862,111

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,456,734,450
Aggregate gross unrealized depreciation	(68,976,399)

Net unrealized appreciation	$1,387,758,051

Federal income tax cost of investments	$11,188,936,191

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $11,189,068,949)	$12,576,694,242
Receivable from Separate Accounts for Trust shares sold	1,943,058
Receivable for securities sold	116,262
Other assets	11,196

Total assets	12,578,764,758

LIABILITIES
Overdraft payable	4,305,462
Payable to Separate Accounts for Trust shares redeemed	3,046,049
Distribution fees payable - Class B	2,572,648
Administrative fees payable	1,587,233
Investment management fees payable	1,243,650
Trustees’ fees payable	117,458
Accrued expenses	632,895

Total liabilities	13,505,395

NET ASSETS	$12,565,259,363

Net assets were comprised of:
Paid in capital	$15,022,386,855
Accumulated undistributed net investment income (loss)	115,498
Accumulated undistributed net realized gain (loss) on investments	(3,844,868,283)
Unrealized appreciation (depreciation) on investments	1,387,625,293

Net assets	$12,565,259,363

Class A
Net asset value, offering and redemption price per share, $324,712,070 / 31,365,947 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.35

Class B
Net asset value, offering and redemption price per share, $12,240,547,293 / 1,182,062,776 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.36

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$146,809,327
Interest	12

Total income	146,809,339

EXPENSES
Distribution fees - Class B	28,892,493
Administrative fees	17,814,676
Investment management fees	11,851,268
Printing and mailing expenses	954,529
Custodian fees	341,700
Professional fees	248,350
Trustees’ fees	176,587
Miscellaneous	214,886

Gross expenses	60,494,489
Less: Waiver from investment advisor	(944,082)

Net expenses	59,550,407

NET INVESTMENT INCOME (LOSS)	87,258,932

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities ($121,875,849 of realized gain (loss) from affiliates)	122,037,007
Net distributions of realized gain received from Underlying Portfolios (All gains received from affiliates)	242,290,076

Net realized gain (loss)	364,327,083
Net change in unrealized appreciation (depreciation) on securities	846,415,459

NET REALIZED AND UNREALIZED GAIN (LOSS)	1,210,742,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,298,001,474

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$87,258,932	$134,523,203
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	364,327,083	(1,881,602,056)
Net change in unrealized appreciation (depreciation) on investments	846,415,459	3,893,936,600

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,298,001,474	2,146,857,747

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(6,045,165)	(4,068,257)
Class B	(197,818,217)	(137,296,051)

	(203,863,382)	(141,364,308)

Distributions from net realized capital gains
Class A	(8,291,865)	(22,686,159)
Class B	(314,668,650)	(928,851,225)

	(322,960,515)	(951,537,384)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(526,823,897)	(1,092,901,692)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 4,942,738 and 4,702,679 shares, respectively ]	49,059,435	42,909,008
Capital shares issued in reinvestment of dividends and distributions [ 1,402,482 and 2,764,126 shares, respectively ]	14,337,030	26,754,416
Capital shares repurchased [ (4,170,336) and (4,039,905) shares, respectively ]	(41,323,101)	(36,264,239)

Total Class A transactions	22,073,364	33,399,185

Class B
Capital shares sold [ 53,759,882 and 151,410,800 shares, respectively ]	535,722,261	1,350,355,496
Capital shares issued in reinvestment of dividends and distributions [ 50,164,327 and 110,122,084 shares, respectively ]	512,486,867	1,066,147,276
Capital shares repurchased [ (110,924,687) and (89,744,607) shares, respectively ]	(1,090,250,579)	(830,114,241)

Total Class B transactions	(42,041,451)	1,586,388,531

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,968,087)	1,619,787,716

TOTAL INCREASE (DECREASE) IN NET ASSETS	751,209,490	2,673,743,771
NET ASSETS:
Beginning of year	11,814,049,873	9,140,306,102

End of year (a)	$12,565,259,363	$11,814,049,873

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$115,498	$28,642

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.70		$8.76		$13.95	$13.89	$12.60

Income (loss) from investment operations:
Net investment income (loss) (x)	0.10	(e)	0.15	(e)	0.25 (e)	0.32 (e)	0.32 (e)
Net realized and unrealized gain (loss) on investments	1.03		1.80		(4.55)	0.60	1.52

Total from investment operations	1.13		1.95		(4.30)	0.92	1.84

Less distributions:
Dividends from net investment income	(0.20)		(0.15)		(0.28)	(0.43)	(0.33)
Distributions from net realized gains	(0.28)		(0.86)		(0.61)	(0.43)	(0.22)

Total dividends and distributions	(0.48)		(1.01)		(0.89)	(0.86)	(0.55)

Net asset value, end of year	$10.35		$9.70		$8.76	$13.95	$13.89

Total return	11.69%		22.34%		(31.63)%	6.68%	14.77%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$324,712		$283,013		$225,734	$198,686	$100,459
Ratio of expenses to average net assets:
After waivers (f)	0.26	%(j)	0.23	%(j)	0.10%	0.10%	0.10%
Before waivers (f)	0.27%		0.28%		0.27%	0.27%	0.27%
Ratio of net investment income to average net assets:
After waivers (f)(x)	1.01%		1.57%		2.17%	2.20%	2.38%
Before waivers (f)(x)	1.00%		1.52%		2.00%	2.03%	2.22%
Portfolio turnover rate	20%		88%		35%	8%	4%

	Year Ended December 31,
Class B	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.70		$8.76		$13.95	$13.89	$12.60

Income (loss) from investment operations:
Net investment income (loss) (x)	0.07	(e)	0.12	(e)	0.21 (e)	0.26 (e)	0.26 (e)
Net realized and unrealized gain (loss) on investments	1.04		1.81		(4.54)	0.62	1.55

Total from investment operations	1.11		1.93		(4.33)	0.88	1.81

Less distributions:
Dividends from net investment income	(0.17)		(0.13)		(0.25)	(0.39)	(0.30)
Distributions from net realized gains	(0.28)		(0.86)		(0.61)	(0.43)	(0.22)

Total dividends and distributions	(0.45)		(0.99)		(0.86)	(0.82)	(0.52)

Net asset value, end of year	$10.36		$9.70		$8.76	$13.95	$13.89

Total return	11.52%		22.03%		(31.81)%	6.41%	14.48%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,240,547		$11,531,037		$8,914,572	$10,665,262	$6,607,618
Ratio of expenses to average net assets:
After waivers (f)	0.51	%(j)	0.48	%(j)	0.35%	0.35%	0.35%
Before waivers (f)	0.52%		0.53%		0.52%	0.52%	0.52%
Ratio of net investment income to average net assets:
After waivers (f)(x)	0.73%		1.31%		1.83%	1.83%	1.95%
Before waivers (f)(x)	0.72%		1.26%		1.65%	1.66%	1.79%
Portfolio turnover rate	20%		88%		35%	8%	4%

(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 0.95% for Class A and 1.20% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	13.33%	2.08%	5.83%
Portfolio – Class B Shares	12.92	1.83	5.56
S&P 500 Index	15.06	2.29	5.37
Barclays Capital U.S. Aggregate
Bond Index	6.54	5.80	5.31
MSCI EAFE Index	7.75	2.46	9.08
* Date of inception 7/31/03 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 13.33% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 33 underlying EQ Advisors Trust and AXA Premier VIP Trust Portfolios. These included 28 equity portfolios and 5 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (9.5%) and high yield bonds (0.1%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (18.2%), large cap value stocks (18.8%), international stocks (23.8%) and small and mid cap stocks (29.6%).

•	During the year, the Portfolio added the Multimanager Multi-Sector Bond Portfolio as an additional fixed income investment and removed the EQ/Quality Bond PLUS Portfolio.

•

Among the underlying equity portfolios, led by a strong year in the small and mid cap markets, the best performers during the year were the EQ/AllianceBernstein Small Cap Growth, the EQ/GAMCO Small Company Value and the Multimanager Small Cap Growth Portfolios. Of the international holdings, the EQ/International Growth Portfolio was a leading performer, beating out its benchmark..

•

Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive return.

AXA AGGRESSIVE ALLOCATION PORTFOLIO (Unaudited)

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
ATM Large Cap Portfolio	22.7%
ATM International Portfolio	11.1
ATM Small Cap Portfolio	6.6
EQ/Large Cap Value PLUS Portfolio	5.5
EQ/Core Bond Index Portfolio	4.7
EQ/Large Cap Growth PLUS Portfolio	4.6
Multimanager Large Cap Value Portfolio	4.6
ATM Mid Cap Portfolio	3.8
EQ/Large Cap Growth Index Portfolio	3.0
Multimanager Large Cap Core Equity Portfolio	2.9
EQ/International Growth Portfolio	2.6
EQ/AllianceBernstein Small Cap Growth Portfolio	2.5
EQ/GAMCO Small Company Value Portfolio	2.4
EQ/BlackRock International Value Portfolio	2.3
EQ/Global Multi-Sector Equity Portfolio	2.1
EQ/BlackRock Basic Value Equity Portfolio	2.0
Multimanager Small Cap Growth Portfolio	2.0
EQ/Large Cap Core PLUS Portfolio	1.9
EQ/AllianceBernstein International Portfolio	1.8
Multimanager Core Bond Portfolio	1.7
EQ/Boston Advisors Equity Income Portfolio	1.4
EQ/AXA Franklin Small Cap Value Core Portfolio	1.3
EQ/International Core PLUS Portfolio	1.3
Multimanager International Equity Portfolio	1.2
EQ/International ETF Portfolio	1.1
EQ/PIMCO Ultra Short Bond Portfolio	0.9
Multimanager Multi-Sector Bond Portfolio	0.6
EQ/Intermediate Government Bond Index Portfolio	0.6
Multimanager Mid Cap Growth Portfolio	0.2
Multimanager Small Cap Value Portfolio	0.2
Multimanager Mid Cap Value Portfolio	0.2
EQ/Small Company Index Portfolio	0.1
EQ/Mid Cap Index Portfolio	0.1

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,223.80	$1.57
Hypothetical (5% average return before expenses)	1,000.00	1,023.79	1.43
Class B
Actual	1,000.00	1,222.10	2.97
Hypothetical (5% average return before expenses)	1,000.00	1,022.53	2.70

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.28% and 0.53%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
ATM International Portfolio‡	38,628,517	$407,401,323
ATM Large Cap Portfolio‡	74,474,256	839,512,167
ATM Mid Cap Portfolio‡	12,052,113	139,441,858
ATM Small Cap Portfolio‡	20,372,960	245,456,790
EQ/AllianceBernstein International Portfolio‡	7,915,684	68,044,634
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,655,882	93,111,530
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,615,314	47,142,364
EQ/BlackRock Basic Value Equity Portfolio‡	5,508,724	75,195,419
EQ/BlackRock International Value Portfolio‡	7,295,046	85,345,340
EQ/Boston Advisors Equity Income Portfolio‡	9,695,194	50,930,619
EQ/Core Bond Index Portfolio‡	18,056,865	175,280,039
EQ/GAMCO Small Company Value Portfolio‡	2,237,056	87,323,270
EQ/Global Multi-Sector Equity Portfolio‡	6,182,041	77,256,948
EQ/Intermediate Government Bond Index Portfolio‡	2,216,684	21,897,913
EQ/International Core PLUS Portfolio‡	4,824,922	46,354,246
EQ/International ETF Portfolio‡	5,490,628	39,259,607
EQ/International Growth Portfolio‡	14,588,570	94,652,719
EQ/Large Cap Core PLUS Portfolio‡	9,915,086	71,559,864
EQ/Large Cap Growth Index Portfolio‡	12,728,965	111,174,663
EQ/Large Cap Growth PLUS Portfolio‡	10,055,988	170,899,623
EQ/Large Cap Value PLUS Portfolio‡	19,951,221	203,255,187

	Number of Shares	Value (Note 1)

EQ/Mid Cap Index Portfolio‡	584,627	$4,923,806
EQ/PIMCO Ultra Short Bond Portfolio‡	3,473,332	34,546,568
EQ/Small Company Index Portfolio‡	522,537	5,495,219
Multimanager Core Bond Portfolio‡	5,936,513	62,226,039
Multimanager International Equity Portfolio‡	4,065,981	44,869,258
Multimanager Large Cap Core Equity Portfolio‡	10,650,268	108,295,755
Multimanager Large Cap Value Portfolio‡	17,226,393	168,486,385
Multimanager Mid Cap Growth Portfolio*‡	680,091	6,285,988
Multimanager Mid Cap Value Portfolio‡	600,620	6,049,284
Multimanager Multi-Sector Bond Portfolio‡	5,952,149	23,122,061
Multimanager Small Cap Growth Portfolio*‡	8,331,424	73,973,718
Multimanager Small Cap Value Portfolio‡	578,301	6,237,343

Total Investments (100.1%) (Cost $3,128,721,602)		3,695,007,547
Other Assets Less Liabilities (-0.1%)		(2,707,555)

Net Assets (100%)		$3,692,299,992

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
ATM International Portfolio (a)	$393,730,203	$34,366,047	$39,329,249	$407,401,323	$66,865	$(696,448)
ATM Large Cap Portfolio (b)	782,071,711	84,313,918	68,618,439	839,512,167	4,337,579	47,142,380
ATM Mid Cap Portfolio (c)	201,196,199	18,037,536	84,092,899	139,441,858	248,807	19,953,745
ATM Small Cap Portfolio (d)	147,039,409	89,772,091	21,716,264	245,456,790	397,074	18,674,383
EQ/AllianceBernstein International Portfolio	68,311,907	4,914,058	4,115,716	68,044,634	1,641,663	2,534,742
EQ/AllianceBernstein Small Cap Growth Portfolio	66,228,475	9,324,912	2,948,192	93,111,530	42,384	2,608,393
EQ/AXA Franklin Small Cap Value Core Portfolio	34,471,978	6,647,408	3,541,225	47,142,364	190,636	(534,550)
EQ/BlackRock Basic Value Equity Portfolio	70,357,616	4,449,369	7,508,455	75,195,419	1,063,058	(767,824)
EQ/BlackRock International Value Portfolio	87,063,514	4,096,870	15,411,294	85,345,340	824,476	(5,760,837)
EQ/Boston Advisors Equity Income Portfolio	51,385,599	3,646,851	9,281,009	50,930,619	1,227,447	1,046,820

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$70,498,350	$117,242,345	$11,820,200	$175,280,039	$4,337,180	$932,049
EQ/GAMCO Small Company Value Portfolio	49,911,220	20,153,811	3,975,351	87,323,270	475,065	397,189
EQ/Global Multi-Sector Equity Portfolio	72,797,975	4,384,457	10,874,182	77,256,948	998,147	(4,133,552)
EQ/Intermediate Government Bond Index Portfolio	23,242,737	1,166,319	3,138,993	21,897,913	317,604	91,989
EQ/International Core PLUS Portfolio	44,491,513	2,821,339	3,052,824	46,354,246	887,526	772,779
EQ/International ETF Portfolio	38,170,238	3,185,674	2,459,399	39,259,607	735,188	1,517,246
EQ/International Growth Portfolio	83,479,326	5,875,883	3,653,544	94,652,719	973,422	2,449,977
EQ/Large Cap Core PLUS Portfolio	66,175,802	9,438,776	4,483,148	71,559,864	849,029	7,611,921
EQ/Large Cap Growth Index Portfolio	100,001,878	5,377,754	5,834,254	111,174,663	1,260,920	2,455,537
EQ/Large Cap Growth PLUS Portfolio	154,419,349	9,010,933	9,484,066	170,899,623	1,015,353	3,178,265
EQ/Large Cap Value PLUS Portfolio	215,457,296	6,000,744	23,286,576	203,255,187	2,702,700	18,413,767
EQ/Mid Cap Index Portfolio	15,195,959	285,608	7,483,501	4,923,806	44,950	4,971,787
EQ/PIMCO Ultra Short Bond Portfolio	28,335,495	13,779,930	7,622,465	34,546,568	181,215	33,516
EQ/Quality Bond PLUS Portfolio	65,442,873	2,010,611	66,165,328	—	—	6,321,216
EQ/Small Company Index Portfolio	4,794,222	541,416	603,056	5,495,219	60,101	307,522
Multimanager Core Bond Portfolio	69,406,183	17,775,489	25,252,961	62,226,039	1,960,193	1,609,292
Multimanager International Equity Portfolio	44,914,608	4,153,635	4,634,402	44,869,258	1,375,382	830,535
Multimanager Large Cap Core Equity Portfolio	101,493,167	4,899,466	12,534,551	108,295,755	541,975	(3,789,471)
Multimanager Large Cap Value Portfolio	177,707,317	7,863,455	53,946,505	168,486,385	1,808,533	(16,739,462)
Multimanager Mid Cap Growth Portfolio	5,162,866	240,658	492,230	6,285,988	—	(36,942)
Multimanager Mid Cap Value Portfolio	7,579,596	296,518	2,992,560	6,049,284	55,860	462,729
Multimanager Multi-Sector Bond Portfolio	—	22,882,622	—	23,122,061	657,622	—
Multimanager Small Cap Growth Portfolio	58,912,710	4,904,995	6,045,949	73,973,718	—	(215,896)
Multimanager Small Cap Value Portfolio	5,807,052	868,197	1,942,075	6,237,343	23,757	(302,741)

	$3,405,254,343	$524,729,695	$528,340,862	$3,695,007,547	$31,301,711	$111,340,056

(a)	formerly known as AXA Tactical Manager International Portfolio-II
(b)	formerly known as AXA Tactical Manager 500 Portfolio-II
(c)	formerly known as AXA Tactical Manager 400 Portfolio-II
(d)	formerly known as AXA Tactical Manager 2000 Portfolio-II

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$–	$3,695,007,547	$—	$3,695,007,547

Total Assets	$–	$3,695,007,547	$–	$3,695,007,547

Total Liabilities	$–	$–	$–	$–

Total	$–	$3,695,007,547	$–	$3,695,007,547

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$524,729,695
Net Proceeds of Sales and Redemptions:
Investment Companies	$554,571,613

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$575,878,854
Aggregate gross unrealized depreciation	(9,658,534)

Net unrealized appreciation	$566,220,320

Federal income tax cost of investments	$3,128,787,227

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $3,128,721,602)	$3,695,007,547
Cash	82,970
Receivable from Separate Accounts for Trust shares sold	940,008
Other assets	3,189

Total assets	3,696,033,714

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	1,610,032
Distribution fees payable - Class B	749,343
Investment management fees payable	511,224
Administrative fees payable	466,765
Payable for securities purchased	120,756
Trustees’ fees payable	32,203
Accrued expenses	243,399

Total liabilities	3,733,722

NET ASSETS	$3,692,299,992

Net assets were comprised of:
Paid in capital	4,645,950,548
Accumulated undistributed net investment income (loss)	3,277
Accumulated undistributed net realized gain (loss) on investments	(1,519,939,778)
Unrealized appreciation (depreciation) on investments	566,285,945

Net assets	$3,692,299,992

Class A
Net asset value, offering and redemption price per share, $114,201,485 / 11,395,432 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02

Class B
Net asset value, offering and redemption price per share, $3,578,098,507 / 356,960,148 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.02

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$31,301,711
Interest	12

Total income	31,301,723

EXPENSES
Distribution fees - Class B	8,268,282
Administrative fees	5,147,082
Investment management fees	3,409,680
Recoupment fees	343,641
Printing and mailing expenses	273,567
Custodian fees	205,501
Professional fees	105,727
Trustees’ fees	50,406
Miscellaneous	64,023

Total expenses	17,867,909

NET INVESTMENT INCOME (LOSS)	13,433,814

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	26,230,751
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	85,109,305

Net realized gain (loss)	111,340,056
Net change in unrealized appreciation (depreciation) on securities	293,364,371

NET REALIZED AND UNREALIZED GAIN (LOSS)	404,704,427

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$418,138,241

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$13,433,814	$27,923,723
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	111,340,056	(755,236,049)
Net change in unrealized appreciation (depreciation) on investments	293,364,371	1,468,075,203

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	418,138,241	740,762,877

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(1,944,297)	(1,072,649)
Class B	(51,708,195)	(28,291,856)

	(53,652,492)	(29,364,505)

Distributions from net realized capital gains
Class A	(2,478,226)	(10,052,295)
Class B	(77,626,823)	(342,987,817)

	(80,105,049)	(353,040,112)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(133,757,541)	(382,404,617)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,780,791 and 3,058,500 shares, respectively ]	26,112,718	26,485,185
Capital shares issued in reinvestment of dividends and distributions [ 446,428 and 1,211,365 shares, respectively ]	4,422,523	11,124,944
Capital shares repurchased [ (2,406,618) and (2,997,669) shares, respectively ]	(22,405,028)	(26,653,788)

Total Class A transactions	8,130,213	10,956,341

Class B
Capital shares sold [ 38,618,118 and 71,477,620 shares, respectively ]	363,955,617	601,162,981
Capital shares issued in reinvestment of dividends and distributions [ 13,065,650 and 40,417,891 shares, respectively ]	129,335,018	371,279,673
Capital shares repurchased [ (53,884,318) and (50,440,640) shares, respectively ]	(497,344,072)	(440,738,444)

Total Class B transactions	(4,053,437)	531,704,210

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,076,776	542,660,551

TOTAL INCREASE (DECREASE) IN NET ASSETS	288,457,476	901,018,811
NET ASSETS:
Beginning of year	3,403,842,516	2,502,823,705

End of year (a)	$3,692,299,992	$3,403,842,516

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$3,277	$(5,249)

See Notes to Financial Statements.

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AXA AGGRESSIVE ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,

Class A	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.20		$8 .15		$14.68	$14.71	$12.96

Income (loss) from investment operations:
Net investment income (loss) (x)	0.06	(e)	0.10	(e)	0.15 (e)	0.22 (e)	0.24 (e)
Net realized and unrealized gain (loss) on investments	1.16		2.15		(5.71)	0.71	2.10

Total from investment operations	1.22		2.25		(5.56)	0.93	2.34

Less distributions:
Dividends from net investment income	(0.18)		(0.12)		(0.19)	(0.40)	(0.30)
Distributions from net realized gains	(0.22)		(1.08)		(0.78)	(0.56)	(0.29)

Total dividends and distributions	(0.40)		(1.20)		(0.97)	(0.96)	(0.59)

Net asset value, end of year	$10.02		$9.20		$8.15	$14.68	$14.71

Total return	13.33%		27.56%		(39.05)%	6.43%	18.22%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$114,201		$97,335		$75,827	$97,742	$51,217
Ratio of expenses to average net assets:
After waivers (f)	0.28	%(j)	0.24	%(j)	0.10%	0.10%	0.10%
Before waivers (f)	0.28%		0.29%		0.28%	0.27%	0.28%
Ratio of net investment income to average net assets:
After waivers (f)(x)	0.67%		1.18%		1.27%	1.41%	1.72%
Before waivers (f)(x)	0.67%		1.14%		1.09%	1.23%	1.54%
Portfolio turnover rate	15%		102%		39%	10%	6%

	Year Ended December 31,

Class B	2010		2009		2008	2007	2006
Net asset value, beginning of year	$9.21		$8.15		$14.68	$14.71	$12.96

Income (loss) from investment operations:
Net investment income (loss) (x)	0.04	(e)	0.08	(e)	0.14 (e)	0.18 (e)	0.18 (e)
Net realized and unrealized gain (loss) on investments	1.14		2.15		(5.72)	0.71	2.13

Total from investment operations	1.18		2.23		(5.58)	0.89	2.31

Less distributions:
Dividends from net investment income	(0.15)		(0.09)		(0.17)	(0.36)	(0.27)
Distributions from net realized gains	(0.22)		(1.08)		(0.78)	(0.56)	(0.29)

Total dividends and distributions	(0.37)		(1.17)		(0.95)	(0.92)	(0.56)

Net asset value, end of year	$10.02		$9.21		$8.15	$14.68	$14.71

Total return	12.92%		27.37%		(39.21)%	6.16%	17.92%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$3,578,099		$3,306,507		$2,426,997	$3,038,613	$1,595,326
Ratio of expenses to average net assets:
After waivers (f)	0.53	%(j)	0.50	%(j)	0 .35%	0.35%	0.35%
Before waivers (f)	0.53%		0.54%		0.53%	0.52%	0.53%
Ratio of net investment income to average net assets:
After waivers (f)(x)	0.39%		0.97%		1.18%	1.17%	1.30%
Before waivers (f)(x)	0.39%		0.93%		1.01%	1.00%	1.12%
Portfolio turnover rate	15%		102%		39%	10%	6%

(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(j)	Including direct and indirect expenses, the net expense ratio after waivers and reimbursements would be 1.00% for Class A and 1.25% for Class B.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	ClearBridge Advisors, LLC

➢	Goodman & Co. NY Ltd.***

➢	Legg Mason Capital Management, Inc.

➢	Marsico Capital Management, LLC

➢	T. Rowe Price Associates, Inc.***

➢	Westfield Capital Management Company, L.P.***

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – Class A Shares	17.92%	0.42%	(0.85)%	8.64%
Portfolio – Class B Shares**	17.63	0.17	(1.10)	8.40
Russell 3000® Growth Index	17.64	3.88	0.30	9.00

*   Date of inception 1/27/86

** Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

    Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

***	On September 20, 2010, Goodman & Co. NY Ltd, T. Rowe Price Associates, Inc. and Westfield Capital Management Company L.P. were added as sub-advisers of the Portfolio.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 17.92% for the year ended December 31, 2010. The Portfolio’s benchmark, the Russell 3000® Growth Index, returned 17.64% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by AllianceBernstein L.P., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Consumer Discretionary, Health Care and Information Technology sectors contributed to relative returns.

•

The Portfolio’s underweighted allocation to the Information Technology sector as compared to the benchmark aided performance as Information Technology was among the weaker-performing areas of the benchmark.

•

Several leading contributors to the Portfolio’s performance, however, were from the Information Technology sector. These included Baidu Inc., the operator of China’s most popular website; Hewlett Packard Corp.; and, Microsoft Corp.

•	Owning Cablevision Systems Corp. (Consumer Discretionary sector) while the benchmark did not, aided relative returns.

What hurt performance during the year:

•	Stock selection in the Industrials and Financials sectors detracted from relative returns.

•	An overweight position relative to the benchmark in the Energy sector held back performance.

•

Owning L-3 Communications Holdings (Industrials sector), Transocean Ltd. (Energy sector), Nokia Corp. (Information Technology sector) and Forest Labs Inc. (Health Care sector) while the bench mark did not, dampened relative returns.

•	Amgen Inc. (Health Care sector) was among the leading individual detractors from performance.

•

The Portfolio’s use of futures to reduce equity exposure on several highly volatile days in May helped reduce the Portfolio’s risk profile, but detracted from returns when markets rose but volatility remained high.

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/10	% of Net Assets
Information Technology	22.7%
Consumer Discretionary	13.4
Industrials	10.7
Health Care	10.5
Energy	7.5
Financials	5.3
Materials	4.9
Consumer Staples	4.0
Telecommunication Services	0.4
Utilities	0.1
Cash and Other	20.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,285.60	$4.38
Hypothetical (5% average return before expenses)	1,000.00	1,021.37	3.87
Class B
Actual	1,000.00	1,284.30	5.76
Hypothetical (5% average return before expenses)	1,000.00	1,020.16	5.09

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.76% and 1.00%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (13.4%)
Auto Components (0.4%)
Amerigon, Inc.*	1,800	$19,584
Autoliv, Inc.	600	47,364
BorgWarner, Inc.*	39,523	2,859,884
Drew Industries, Inc.	1,400	31,808
Federal-Mogul Corp.*	100	2,065
Fuel Systems Solutions, Inc.*	1,800	52,884
Gentex Corp.	11,900	351,764
Goodyear Tire & Rubber Co.*	20,593	244,027
Johnson Controls, Inc.	72,441	2,767,246
Lear Corp.*	300	29,613
TRW Automotive Holdings Corp.*	2,900	152,830

		6,559,069

Automobiles (0.6%)
Ford Motor Co.*	450,865	7,570,023
General Motors Co.*	34,840	1,284,203
Harley-Davidson, Inc.	19,400	672,598
Thor Industries, Inc.	2,600	88,296

		9,615,120

Distributors (0.0%)
LKQ Corp.*	12,018	273,049
Pool Corp.	3,200	72,128
Weyco Group, Inc.	300	7,347

		352,524

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	61,185
Apollo Group, Inc., Class A*	10,961	432,850
Bridgepoint Education, Inc.*	1,425	27,075
DeVry, Inc.	5,346	256,501
Education Management Corp.*	700	12,670
Grand Canyon Education, Inc.*	2,000	39,180
Hillenbrand, Inc.	3,408	70,921
ITT Educational Services, Inc.*	3,000	191,070
K12, Inc.*	2,197	62,966
Learning Tree International, Inc.	700	6,692
Lincoln Educational Services Corp.	1,300	20,163
Pre-Paid Legal Services, Inc.*	600	36,150
Princeton Review, Inc.*	1,100	1,298
Sotheby’s, Inc.	6,600	297,000
Steiner Leisure Ltd.*	800	37,360
Strayer Education, Inc.	1,240	188,753
Universal Technical Institute, Inc.	1,961	43,181
Weight Watchers International, Inc.	968	36,290

		1,821,305

Hotels, Restaurants & Leisure (2.8%)
AFC Enterprises, Inc.*	1,100	15,290
Ambassadors Group, Inc.	1,500	17,250
Ameristar Casinos, Inc.	2,398	37,481
BJ’s Restaurants, Inc.*	2,700	95,661
Brinker International, Inc.	2,400	50,112
Buffalo Wild Wings, Inc.*	2,200	96,470

	Number of Shares	Value (Note 1)

California Pizza Kitchen, Inc.*	1,300	$22,464
Carnival Corp.	37,778	1,741,943
CEC Entertainment, Inc.*	2,094	81,310
Chipotle Mexican Grill, Inc.*	19,600	4,168,136
Choice Hotels International, Inc.	200	7,654
Cracker Barrel Old Country Store, Inc.	2,100	115,017
Ctrip.com International Ltd. (ADR)*	43,886	1,775,189
Darden Restaurants, Inc.	12,000	557,280
Denny’s Corp.*	7,700	27,566
DineEquity, Inc.*	2,200	108,636
Einstein Noah Restaurant Group, Inc.*	200	2,810
International Game Technology	22,153	391,886
International Speedway Corp., Class A	200	5,234
Interval Leisure Group, Inc.*	3,592	57,975
Isle of Capri Casinos, Inc.*	1,649	16,853
Krispy Kreme Doughnuts, Inc.*	4,600	32,108
Las Vegas Sands Corp.*	176,203	8,096,528
Life Time Fitness, Inc.*	296	12,133
Marriott International, Inc., Class A	57,581	2,391,915
McDonald’s Corp.	184,117	14,132,821
MGM Resorts International*	10,300	152,955
Monarch Casino & Resort, Inc.*	400	5,000
Morgans Hotel Group Co.*	1,800	16,326
Panera Bread Co., Class A*	2,200	222,662
Papa John’s International, Inc.*	1,400	38,780
Peet’s Coffee & Tea, Inc.*	1,100	45,914
Pinnacle Entertainment, Inc.*	3,134	43,939
Ruth’s Hospitality Group, Inc.*	900	4,167
Scientific Games Corp., Class A*	7,600	75,696
Shuffle Master, Inc.*	7,000	80,150
Sonic Corp.*	6,900	69,828
Starbucks Corp.	93,520	3,004,797
Starwood Hotels & Resorts Worldwide, Inc.	47,100	2,862,738
Texas Roadhouse, Inc.*	6,300	108,171
Wendy’s/Arby’s Group, Inc., Class A	21,310	98,452
WMS Industries, Inc.*	6,400	289,536
Wynn Resorts Ltd.	50,825	5,277,668
Yum! Brands, Inc.	33,096	1,623,359

		48,077,860

Household Durables (0.1%)
Harman International Industries, Inc.*	800	37,040
iRobot Corp.*	1,500	37,320
Leggett & Platt, Inc.	7,830	178,211
Mohawk Industries, Inc.*	100	5,676
NVR, Inc.*	537	371,078

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Tempur-Pedic International, Inc.*	6,368	$255,102
Tupperware Brands Corp.	5,400	257,418
Universal Electronics, Inc.*	1,100	31,207
Whirlpool Corp.	2,700	239,841

		1,412,893

Internet & Catalog Retail (2.8%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	5,649
Amazon.com, Inc.*	152,684	27,483,120
Blue Nile, Inc.*	1,500	85,590
Drugstore.Com, Inc.*	6,800	15,028
Expedia, Inc.	5,982	150,088
Liberty Media Corp. - Interactive*	227,295	3,584,442
Netflix, Inc.*	13,320	2,340,324
Nutrisystem, Inc.	2,500	52,575
Orbitz Worldwide, Inc.*	200	1,118
Overstock.com, Inc.*	1,300	21,424
PetMed Express, Inc.	1,900	33,839
priceline.com, Inc.*	37,648	15,042,259

		48,815,456

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	522,518
Leapfrog Enterprises, Inc.*	2,700	14,985
Mattel, Inc.	14,983	381,018
Polaris Industries, Inc.	1,900	148,238
Smith & Wesson Holding Corp.*	8,200	30,668
Sturm Ruger & Co., Inc.	1,838	28,103

		1,125,530

Media (3.1%)
Arbitron, Inc.	2,200	91,344
Cablevision Systems Corp. - New York Group, Class A	296,790	10,043,374
CBS Corp., Class B	33,880	645,414
CKX, Inc.*	5,499	22,161
Comcast Corp., Class A	529,467	11,124,522
Crown Media Holdings, Inc., Class A*	400	1,048
DIRECTV, Class A*	162,691	6,496,252
Discovery Communications, Inc., Class A*	17,300	721,410
DreamWorks Animation SKG, Inc., Class A*	6,100	179,767
Global Sources Ltd.*	1,540	14,661
Interpublic Group of Cos., Inc.*	161,800	1,718,316
John Wiley & Sons, Inc., Class A	900	40,716
Lamar Advertising Co., Class A*	300	11,952
Liberty Global, Inc., Class A*	12,195	431,459
Liberty Media Corp. - Capital*	67,755	4,238,753
Liberty Media Corp. - Starz*	16,636	1,105,961
Madison Square Garden, Inc., Class A*	98,397	2,536,675
Martha Stewart Living Omnimedia, Inc., Class A*	2,100	9,282

	Number of Shares	Value (Note 1)

McGraw-Hill Cos., Inc.	18,235	$663,936
Meredith Corp.	300	10,395
Morningstar, Inc.	600	31,848
National CineMedia, Inc.	58,604	1,166,806
News Corp., Class A	39,400	573,664
Omnicom Group, Inc.	20,713	948,655
Playboy Enterprises, Inc., Class B*	1,000	5,220
Regal Entertainment Group, Class A	4,227	49,625
Scripps Networks Interactive, Inc., Class A	7,366	381,190
Sirius XM Radio, Inc.*	320,700	525,948
Thomson Reuters Corp.	10,000	372,700
Time Warner, Inc.	19,800	636,966
Value Line, Inc.	100	1,445
Viacom, Inc., Class B	85,780	3,397,746
Walt Disney Co.	100,300	3,762,253
Warner Music Group Corp.*	1,100	6,193
World Wrestling Entertainment, Inc., Class A	42,700	608,048

		52,575,705

Multiline Retail (0.8%)
99 Cents Only Stores*	3,796	60,508
Big Lots, Inc.*	6,775	206,367
Dollar General Corp.*	21,500	659,405
Dollar Tree, Inc.*	11,400	639,312
Family Dollar Stores, Inc.	12,103	601,640
Kohl’s Corp.*	16,133	876,667
Nordstrom, Inc.	127,990	5,424,216
Target Corp.	84,719	5,094,154

		13,562,269

Specialty Retail (1.4%)
Aaron’s, Inc.	850	17,332
Abercrombie & Fitch Co., Class A	5,600	322,728
Advance Auto Parts, Inc.	7,600	502,740
Aeropostale, Inc.*	8,050	198,352
America’s Car-Mart, Inc.*	900	24,372
AutoNation, Inc.*	500	14,100
AutoZone, Inc.*	2,014	548,996
bebe stores, Inc.	3,400	20,264
Bed Bath & Beyond, Inc.*	32,245	1,584,842
Best Buy Co., Inc.	24,398	836,607
Big 5 Sporting Goods Corp.	2,169	33,121
Buckle, Inc.	2,900	109,533
CarMax, Inc.*	18,540	591,055
Cato Corp., Class A	2,606	71,431
Christopher & Banks Corp.	1,900	11,685
Citi Trends, Inc.*	1,200	29,460
Coldwater Creek, Inc.*	4,600	14,582
Collective Brands, Inc.*	2,656	56,042
Dick’s Sporting Goods, Inc.*	7,400	277,500
Dress Barn, Inc.*	2,252	59,498
DSW, Inc., Class A*	600	23,460
Finish Line, Inc., Class A	1,100	18,909
Gap, Inc.	35,905	794,937
Guess?, Inc.	5,200	246,064
hhgregg, Inc.*	1,000	20,950
Home Depot, Inc.	119,889	4,203,308

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

HOT Topic, Inc.	2,820	$17,681
Jo-Ann Stores, Inc.*	1,047	63,050
Kirkland’s, Inc.*	1,900	26,657
Limited Brands, Inc.	22,400	688,352
Lowe’s Cos., Inc.	207,593	5,206,432
Lumber Liquidators Holdings, Inc.*	2,000	49,820
Midas, Inc.*	1,100	8,921
Office Depot, Inc.*	6,456	34,862
OfficeMax, Inc.*	5,363	94,925
O’Reilly Automotive, Inc.*	22,283	1,346,339
Penske Automotive Group, Inc.*	1,421	24,754
PetSmart, Inc.	10,600	422,092
Ross Stores, Inc.	10,700	676,775
Sally Beauty Holdings, Inc.*	1,963	28,522
Staples, Inc.	51,692	1,177,027
Stein Mart, Inc.	2,598	24,032
Systemax, Inc.*	400	5,640
Tiffany & Co.	10,039	625,129
TJX Cos., Inc.	28,875	1,281,761
Tractor Supply Co.	6,082	294,916
Ulta Salon Cosmetics & Fragrance, Inc.*	3,400	115,600
Urban Outfitters, Inc.*	10,752	385,029
Wet Seal, Inc., Class A*	7,500	27,750
Williams-Sonoma, Inc.	7,980	284,806
Zumiez, Inc.*	1,600	42,992

		23,585,732

Textiles, Apparel & Luxury Goods (1.2%)
American Apparel, Inc.*	2,700	4,482
Cherokee, Inc.	300	5,643
Coach, Inc.	21,614	1,195,470
Crocs, Inc.*	3,900	66,768
Fossil, Inc.*	4,300	303,064
G-III Apparel Group Ltd.*	700	24,605
Hanesbrands, Inc.*	8,200	208,280
K-Swiss, Inc., Class A*	2,400	29,928
Liz Claiborne, Inc.*	6,868	49,175
Maidenform Brands, Inc.*	2,500	59,425
NIKE, Inc., Class B	156,588	13,375,747
Oxford Industries, Inc.	1,300	33,293
Phillips-Van Heusen Corp.	4,800	302,448
Polo Ralph Lauren Corp.	4,468	495,591
Steven Madden Ltd.*	2,218	92,535
Timberland Co., Class A*	2,670	65,655
True Religion Apparel, Inc.*	2,344	52,177
Under Armour, Inc., Class A*	79,200	4,343,328
Volcom, Inc.	1,500	28,305
Warnaco Group, Inc.*	5,300	291,871

		21,027,790

Total Consumer Discretionary		228,531,253

Consumer Staples (4.0%)
Beverages (1.2%)
Brown-Forman Corp., Class B	6,600	459,492
Coca-Cola Bottling Co. Consolidated	300	16,674
Coca-Cola Co.	111,306	7,320,596

	Number of Shares	Value (Note 1)

Coca-Cola Enterprises, Inc.	16,436	$411,393
Diageo plc (ADR)	42,800	3,181,324
Dr. Pepper Snapple Group, Inc.	6,200	217,992
Hansen Natural Corp.*	5,600	292,768
National Beverage Corp.	100	1,314
PepsiCo, Inc.	132,771	8,673,929

		20,575,482

Food & Staples Retailing (1.0%)
Arden Group, Inc., Class A	100	8,250
Costco Wholesale Corp.	31,169	2,250,714
CVS Caremark Corp.	12,411	431,530
Pantry, Inc.*	300	5,958
Pricesmart, Inc.	1,200	45,636
Sysco Corp.	41,937	1,232,948
Village Super Market, Inc., Class A	635	20,955
Walgreen Co.	63,164	2,460,869
Wal-Mart Stores, Inc.	87,305	4,708,359
Whole Foods Market, Inc.*	103,764	5,249,421

		16,414,640

Food Products (0.6%)
Alico, Inc.	200	4,768
Campbell Soup Co.	10,850	377,037
ConAgra Foods, Inc.	5,600	126,448
Flowers Foods, Inc.	5,100	137,241
General Mills, Inc.	27,976	995,666
Green Mountain Coffee Roasters, Inc.*	9,000	295,740
H.J. Heinz Co.	10,864	537,333
Hershey Co.	7,713	363,668
Kellogg Co.	16,303	832,757
Lifeway Foods, Inc.*	400	3,820
McCormick & Co., Inc. (Non-Voting)	5,449	253,542
Mead Johnson Nutrition Co.	89,683	5,582,767
Sara Lee Corp.	39,554	692,591
Smart Balance, Inc.*	3,900	16,887

		10,220,265

Household Products (0.6%)
Church & Dwight Co., Inc.	6,100	421,022
Clorox Co.	10,937	692,094
Colgate-Palmolive Co.	29,098	2,338,606
Kimberly-Clark Corp.	23,179	1,461,204
Procter & Gamble Co.	77,857	5,008,541

		9,921,467

Personal Products (0.1%)
Avon Products, Inc.	30,360	882,261
Estee Lauder Cos., Inc., Class A	9,514	767,780
Herbalife Ltd.	5,300	362,361
Inter Parfums, Inc.	100	1,885
USANA Health Sciences, Inc.*	500	21,725

		2,036,012

Tobacco (0.5%)
Altria Group, Inc.	85,993	2,117,148

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Philip Morris International, Inc.	110,434	$6,463,702
Star Scientific, Inc.*	1,100	2,145

		8,582,995

Total Consumer Staples		67,750,861

Energy (7.5%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc.*	200	7,474
Baker Hughes, Inc.	9,700	554,549
Cameron International Corp.*	46,366	2,352,147
Core Laboratories N.V.	3,800	338,390
Dresser-Rand Group, Inc.*	7,000	298,130
Dril-Quip, Inc.*	2,400	186,528
FMC Technologies, Inc.*	10,500	933,555
Halliburton Co.	213,856	8,731,740
McDermott International, Inc.*	18,528	383,344
Nabors Industries Ltd.*	9,400	220,524
National Oilwell Varco, Inc.	113,181	7,611,422
Oil States International, Inc.*	100	6,409
Pride International, Inc.*	6,957	229,581
Rowan Cos., Inc.*	2,183	76,209
RPC, Inc.	3,600	65,232
Schlumberger Ltd.	127,001	10,604,584
Superior Energy Services, Inc.*	100	3,499
TETRA Technologies, Inc.*	3,406	40,429
Transocean Ltd.*	2,500	173,775
Weatherford International Ltd.*	701,020	15,983,256

		48,800,777

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	309,348	23,559,944
Apco Oil and Gas International, Inc.	1,200	69,000
Arch Coal, Inc.	9,500	333,070
BPZ Resources, Inc.*	9,200	43,792
Brigham Exploration Co.*	4,998	136,146
Cheniere Energy, Inc.*	3,100	17,112
Chevron Corp.	8,900	812,125
Cimarex Energy Co.	7,000	619,710
Clean Energy Fuels Corp.*	4,600	63,664
Concho Resources, Inc.*	7,600	666,292
ConocoPhillips	40,400	2,751,240
Consol Energy, Inc.	41,781	2,036,406
Contango Oil & Gas Co.*	1,100	63,723
Denbury Resources, Inc.*	129,977	2,481,261
Endeavour International Corp.*	1,314	18,133
EOG Resources, Inc.	66,806	6,106,736
EQT Corp.	12,073	541,353
EXCO Resources, Inc.	63,100	1,225,402
Exxon Mobil Corp.	331,686	24,252,880
Forest Oil Corp.*	6,000	227,820
Frontline Ltd.	900	22,833
FX Energy, Inc.*	3,300	20,295
Golar LNG Ltd.	2,400	36,024
Gulfport Energy Corp.*	3,600	77,940
Holly Corp.	700	28,539

	Number of Shares	Value (Note 1)

Isramco, Inc.*	200	$16,860
James River Coal Co.*	3,400	86,122
Marathon Oil Corp.	15,600	577,668
Murphy Oil Corp.	500	37,275
Northern Oil and Gas, Inc.*	1,700	46,257
Occidental Petroleum Corp.	21,250	2,084,625
Panhandle Oil and Gas, Inc., Class A	600	16,452
Peabody Energy Corp.	41,050	2,626,379
Petrohawk Energy Corp.*	17,790	324,668
Quicksilver Resources, Inc.*	200	2,948
Range Resources Corp.	30,067	1,352,414
Rex Energy Corp.*	1,400	19,110
SandRidge Energy, Inc.*	5,600	40,992
Southwestern Energy Co.*	56,638	2,119,960
Suncor Energy, Inc.	72,530	2,777,174
Syntroleum Corp.*	9,600	17,760
Ultra Petroleum Corp.*	12,600	601,902
VAALCO Energy, Inc.*	1,500	10,740
Venoco, Inc.*	1,600	29,520
W&T Offshore, Inc.	2,400	42,888
Warren Resources, Inc.*	4,700	21,244
Whiting Petroleum Corp.*	100	11,719
Williams Cos., Inc.	19,800	489,456

		79,565,573

Total Energy		128,366,350

Financials (5.3%)
Capital Markets (1.3%)
Affiliated Managers Group, Inc.*	3,700	367,114
Ameriprise Financial, Inc.	3,540	203,727
Apollo Global Management LLC*§(b)	350,000	2,800,000
Bank of New York Mellon Corp.	54,200	1,636,840
BGC Partners, Inc., Class A	1,500	12,465
BlackRock, Inc.	1,375	262,047
Charles Schwab Corp.	70,097	1,199,360
Cohen & Steers, Inc.	800	20,880
Diamond Hill Investment Group, Inc.	200	14,468
Duff & Phelps Corp., Class A	2,100	35,406
Eaton Vance Corp.	10,011	302,632
Epoch Holding Corp.	800	12,424
Franklin Resources, Inc.	23,815	2,648,466
GAMCO Investors, Inc., Class A	200	9,602
GFI Group, Inc.	5,400	25,326
Gleacher & Co., Inc.*	6,542	15,505
Goldman Sachs Group, Inc.	46,339	7,792,366
Greenhill & Co., Inc.	15,400	1,257,872
Internet Capital Group, Inc.*	1,900	27,018
Invesco Ltd.	11,512	276,979
Lazard Ltd., Class A	6,900	272,481
Morgan Stanley	31,504	857,224
Northern Trust Corp.	7,952	440,620
optionsXpress Holdings, Inc.	5,100	79,917
Pzena Investment Management, Inc., Class A	500	3,675
Safeguard Scientifics, Inc.*	133	2,272
SEI Investments Co.	10,900	259,311

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

T. Rowe Price Group, Inc.	18,402	$1,187,665
TD Ameritrade Holding Corp.	21,721	412,482
Waddell & Reed Financial, Inc., Class A	7,500	264,675
Westwood Holdings Group, Inc.	400	15,984

		22,716,803

Commercial Banks (1.7%)
Arrow Financial Corp.	927	25,502
Bank of Hawaii Corp.	300	14,163
ICICI Bank Ltd. (ADR)	54,045	2,736,839
PNC Financial Services Group, Inc.	69,051	4,192,777
Suffolk Bancorp	300	7,404
SY Bancorp, Inc.	100	2,455
U.S. Bancorp	305,682	8,244,243
Wells Fargo & Co.	439,120	13,608,329
Westamerica Bancorp	1,978	109,719

		28,941,431

Consumer Finance (0.8%)
Advance America Cash Advance Centers, Inc.	5,800	32,712
American Express Co.	276,347	11,860,813
EZCORP, Inc., Class A*	4,336	117,636
Green Dot Corp., Class A*	29,980	1,701,065

		13,712,226

Diversified Financial Services (0.5%)
Citigroup, Inc.*	921,257	4,357,546
Interactive Brokers Group, Inc., Class A	200	3,564
IntercontinentalExchange, Inc.*	8,595	1,024,094
JPMorgan Chase & Co.	40,100	1,701,042
Life Partners Holdings, Inc.	500	9,565
Moody’s Corp.	16,426	435,946
MSCI, Inc., Class A*	8,741	340,550
NASDAQ OMX Group, Inc.*	300	7,113
NewStar Financial, Inc.*	600	6,342
NYSE Euronext	5,052	151,459
Portfolio Recovery Associates, Inc.*	1,811	136,187

		8,173,408

Insurance (0.4%)
ACE Ltd.	4,200	261,450
Aflac, Inc.	31,460	1,775,288
Arch Capital Group Ltd.*	100	8,805
Arthur J. Gallagher & Co.	200	5,816
Axis Capital Holdings Ltd.	800	28,704
Brown & Brown, Inc.	1,300	31,122
eHealth, Inc.*	2,000	28,380
Endurance Specialty Holdings Ltd.	100	4,607
Erie Indemnity Co., Class A	500	32,735
Genworth Financial, Inc., Class A*	15,247	200,346
Hartford Financial Services Group, Inc.	800	21,192
Manulife Financial Corp.	92,200	1,583,996
Marsh & McLennan Cos., Inc.	35,318	965,594

	Number of Shares	Value (Note 1)

MetLife, Inc.	15,800	$702,152
Tower Group, Inc.	4,313	110,326
Travelers Cos., Inc.	4,700	261,837
Validus Holdings Ltd.	1,643	50,292

		6,072,642

Real Estate Investment Trusts (REITs) (0.2%)
Acadia Realty Trust (REIT)	1,300	23,712
Alexander’s, Inc. (REIT)	100	41,228
AMB Property Corp. (REIT)	300	9,513
Apartment Investment & Management Co. (REIT), Class A	1,300	33,592
Associated Estates Realty Corp. (REIT)	700	10,703
Digital Realty Trust, Inc. (REIT)	6,711	345,885
DuPont Fabros Technology, Inc. (REIT)	600	12,762
Equity Lifestyle Properties, Inc. (REIT)	1,900	106,267
Equity Residential (REIT)	400	20,780
Essex Property Trust, Inc. (REIT)	300	34,266
Federal Realty Investment Trust (REIT)	3,000	233,790
General Growth Properties, Inc. (REIT)	16,700	258,516
Getty Realty Corp. (REIT)	1,000	31,280
Mid-America Apartment Communities, Inc. (REIT)	1,500	95,235
Plum Creek Timber Co., Inc. (REIT)	5,200	194,740
Potlatch Corp. (REIT)	1,929	62,789
ProLogis (REIT)	600	8,664
PS Business Parks, Inc. (REIT)	400	22,288
Public Storage (REIT)	9,030	915,823
Rayonier, Inc. (REIT)	500	26,260
Saul Centers, Inc. (REIT)	500	23,675
Simon Property Group, Inc. (REIT)	14,350	1,427,681
Tanger Factory Outlet Centers (REIT)	2,538	129,920
UDR, Inc. (REIT)	200	4,704
Universal Health Realty Income Trust (REIT)	900	32,877
Ventas, Inc. (REIT)	3,500	183,680
Vornado Realty Trust (REIT)	300	24,999
Washington Real Estate Investment Trust (REIT)	547	16,952

		4,332,581

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	23,591	483,144
Howard Hughes Corp.*	1,642	89,358
Jones Lang LaSalle, Inc.	3,500	293,720
St. Joe Co.*	7,983	174,428
Tejon Ranch Co.*	900	24,795

		1,065,445

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	174,000	$2,420,340
Capitol Federal Financial, Inc.	4,079	48,583
New York Community Bancorp, Inc.	158,000	2,978,300
Oritani Financial Corp.	1,350	16,524
TrustCo Bank Corp. NY	2,100	13,314
ViewPoint Financial Group	1,120	13,093

		5,490,154

Total Financials		90,504,690

Health Care (10.5%)
Biotechnology (3.7%)
Affymax, Inc.*	900	5,985
Alexion Pharmaceuticals, Inc.*	63,698	5,130,874
Allos Therapeutics, Inc.*	7,600	35,036
Alnylam Pharmaceuticals, Inc.*	4,300	42,398
AMAG Pharmaceuticals, Inc.*	2,000	36,200
Amgen, Inc.*	177,305	9,734,045
Amylin Pharmaceuticals, Inc.*	12,000	176,520
Arena Pharmaceuticals, Inc.*	7,588	13,051
ARIAD Pharmaceuticals, Inc.*	15,100	77,010
ArQule, Inc.*	3,300	19,371
Array BioPharma, Inc.*	3,900	11,661
AVI BioPharma, Inc.*	15,200	32,224
BioCryst Pharmaceuticals, Inc.*	2,500	12,925
Biogen Idec, Inc.*	202,010	13,544,771
BioMarin Pharmaceutical, Inc.*	7,200	193,896
Celera Corp.*	2,400	15,120
Celgene Corp.*	99,203	5,866,865
Celldex Therapeutics, Inc.*	1,200	4,944
Cepheid, Inc.*	94,854	2,157,929
Chelsea Therapeutics International Ltd.*	3,900	29,250
Clinical Data, Inc.*	900	14,319
Codexis, Inc.*	149	1,579
Curis, Inc.*	9,800	19,404
Cytokinetics, Inc.*	2,600	5,434
Cytori Therapeutics, Inc.*	1,700	8,823
Dendreon Corp.*	11,619	405,736
Dyax Corp.*	4,500	9,630
Emergent Biosolutions, Inc.*	2,300	53,958
Enzon Pharmaceuticals, Inc.*	3,600	43,812
Exelixis, Inc.*	12,700	104,267
Genomic Health, Inc.*	85,705	1,833,230
Genzyme Corp.*	201,298	14,332,418
Geron Corp.*	4,000	20,680
Gilead Sciences, Inc.*	94,664	3,430,623
Halozyme Therapeutics, Inc.*	8,500	67,320
Human Genome Sciences, Inc.*	29,162	696,680
Idenix Pharmaceuticals, Inc.*	2,000	10,080
Immunogen, Inc.*	4,100	37,966
Immunomedics, Inc.*	5,300	18,974
Incyte Corp.*	6,200	102,672
InterMune, Inc.*	4,700	171,080
Isis Pharmaceuticals, Inc.*	39,560	400,347

	Number of Shares	Value (Note 1)

Lexicon Pharmaceuticals, Inc.*	1,900	$2,736
Ligand Pharmaceuticals, Inc., Class B*	1,383	12,336
MannKind Corp.*	4,949	39,889
Maxygen, Inc.	800	3,144
Medivation, Inc.*	3,400	51,578
Metabolix, Inc.*	1,500	18,255
Micromet, Inc.*	4,528	36,767
Momenta Pharmaceuticals, Inc.*	4,500	67,365
Nabi Biopharmaceuticals*	400	2,316
Nanosphere, Inc.*	1,000	4,360
Neurocrine Biosciences, Inc.*	3,100	23,684
Novavax, Inc.*	4,700	11,421
NPS Pharmaceuticals, Inc.*	3,800	30,020
Opko Health, Inc.*	3,900	14,313
Orexigen Therapeutics, Inc.*	1,600	12,928
Osiris Therapeutics, Inc.*	1,200	9,348
PDL BioPharma, Inc.	14,400	89,712
Pharmasset, Inc.*	2,600	112,866
Progenics Pharmaceuticals, Inc.*	2,200	12,012
Regeneron Pharmaceuticals, Inc.*	1,400	45,962
Rigel Pharmaceuticals, Inc.*	3,000	22,590
Sangamo BioSciences, Inc.*	3,000	19,920
Sciclone Pharmaceuticals, Inc.*	5,800	24,244
Seattle Genetics, Inc.*	9,600	143,520
SIGA Technologies, Inc.*	2,771	38,794
Spectrum Pharmaceuticals, Inc.*	3,469	23,832
StemCells, Inc.*	11,303	12,207
Synta Pharmaceuticals Corp.*	1,400	8,568
Talecris Biotherapeutics Holdings Corp.*	6,100	142,130
United Therapeutics Corp.*	4,142	261,857
Vanda Pharmaceuticals, Inc.*	2,614	24,729
Vertex Pharmaceuticals, Inc.*	91,670	3,211,200
Vical, Inc.*	6,900	13,938

		63,477,648

Health Care Equipment & Supplies (2.0%)
Abaxis, Inc.*	2,700	72,495
ABIOMED, Inc.*	2,800	26,908
Accuray, Inc.*	2,900	19,575
Alcon, Inc.	13,750	2,246,750
Alere, Inc.*	500	18,300
Align Technology, Inc.*	7,000	136,780
Alphatec Holdings, Inc.*	2,000	5,400
Analogic Corp.	1,100	54,461
Atrion Corp.	100	17,946
Baxter International, Inc.	35,214	1,782,533
Becton, Dickinson and Co.	16,525	1,396,693
C.R. Bard, Inc.	8,353	766,555
CareFusion Corp.*	900	23,130
Cerus Corp.*	392,450	965,427
Conceptus, Inc.*	3,800	52,440
Cooper Cos., Inc.	200	11,268
Covidien plc	202,095	9,227,658
CryoLife, Inc.*	2,300	12,466
Cyberonics, Inc.*	3,500	108,570

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

DENTSPLY International, Inc.	12,800	$437,376
DexCom, Inc.*	5,033	68,700
Edwards Lifesciences Corp.*	14,196	1,147,605
Endologix, Inc.*	5,900	42,185
Exactech, Inc.*	600	11,292
Gen-Probe, Inc.*	4,200	245,070
Given Imaging Ltd.*	90,790	1,329,165
Hansen Medical, Inc.*	1,400	2,058
HeartWare International, Inc.*	800	70,056
Hill-Rom Holdings, Inc.	3,581	140,984
ICU Medical, Inc.*	1,176	42,924
IDEXX Laboratories, Inc.*	5,000	346,100
Insulet Corp.*	3,600	55,800
Integra LifeSciences Holdings Corp.*	2,300	108,790
Intuitive Surgical, Inc.*	2,756	710,359
Invacare Corp.	1,700	51,272
IRIS International, Inc.*	1,500	15,345
Kensey Nash Corp.*	600	16,698
Kinetic Concepts, Inc.*	2,742	114,835
MAKO Surgical Corp.*	2,600	39,572
Medtronic, Inc.	209,802	7,781,556
MELA Sciences, Inc.*	2,600	8,710
Meridian Bioscience, Inc.	4,800	111,168
Merit Medical Systems, Inc.*	3,600	56,988
Natus Medical, Inc.*	2,200	31,196
Neogen Corp.*	1,800	73,854
NxStage Medical, Inc.*	1,200	29,856
OraSure Technologies, Inc.*	3,600	20,700
Orthofix International N.V.*	1,609	46,661
Orthovita, Inc.*	5,400	10,854
Palomar Medical Technologies, Inc.*	1,376	19,553
Quidel Corp.*	2,300	33,235
ResMed, Inc.*	13,000	450,320
RTI Biologics, Inc.*	4,400	11,748
Sirona Dental Systems, Inc.*	2,100	87,738
SonoSite, Inc.*	1,400	44,240
Spectranetics Corp.*	2,600	13,416
St. Jude Medical, Inc.*	23,111	987,995
Stereotaxis, Inc.*	2,500	9,575
Stryker Corp.	36,103	1,938,731
SurModics, Inc.*	1,300	15,431
Synovis Life Technologies, Inc.*	900	14,499
Teleflex, Inc.	2,121	114,131
Thoratec Corp.*	4,700	133,104
TomoTherapy, Inc.*	3,100	11,191
Varian Medical Systems, Inc.*	10,713	742,197
Volcano Corp.*	2,500	68,275
Wright Medical Group, Inc.*	4,600	71,438
Zoll Medical Corp.*	1,700	63,291

		34,943,192

Health Care Providers & Services (1.6%)
Aetna, Inc.	46,650	1,423,291
Air Methods Corp.*	900	50,643
Alliance HealthCare Services, Inc.*	1,900	8,056
Almost Family, Inc.*	500	19,210

	Number of Shares	Value (Note 1)

America Service Group, Inc.	1,300	$19,682
AmerisourceBergen Corp.	21,999	750,606
AMN Healthcare Services, Inc.*	2,600	15,964
Bio-Reference Labs, Inc.*	1,800	39,924
BioScrip, Inc.*	4,447	23,258
Brookdale Senior Living, Inc.*	300	6,423
Cardinal Health, Inc.	10,300	394,593
CardioNet, Inc.*	2,261	10,581
Chindex International, Inc.*	900	14,841
Community Health Systems, Inc.*	5,400	201,798
Corvel Corp.*	700	33,845
DaVita, Inc.*	8,831	613,666
Emergency Medical Services Corp., Class A*	600	38,766
Emeritus Corp.*	1,600	31,536
Ensign Group, Inc.	1,800	44,766
Express Scripts, Inc.*	62,374	3,371,315
Genoptix, Inc.*	1,559	29,652
Gentiva Health Services, Inc.*	900	23,940
Henry Schein, Inc.*	7,717	473,747
IPC The Hospitalist Co., Inc.*	1,517	59,178
Laboratory Corp. of America Holdings*	7,381	648,937
Landauer, Inc.	400	23,988
Lincare Holdings, Inc.	7,400	198,542
McKesson Corp.	30,958	2,178,824
Medco Health Solutions, Inc.*	30,691	1,880,438
MEDNAX, Inc.*	2,751	185,115
MWI Veterinary Supply, Inc.*	1,400	88,410
National Research Corp.	100	3,425
Omnicare, Inc.	300	7,617
Patterson Cos., Inc.	8,601	263,449
PharMerica Corp.*	2,796	32,014
Providence Service Corp.*	800	12,856
Quest Diagnostics, Inc.	9,113	491,829
RehabCare Group, Inc.*	1,414	33,512
Tenet Healthcare Corp.*	7,800	52,182
U.S. Physical Therapy, Inc.*	1,000	19,820
UnitedHealth Group, Inc.	349,195	12,609,431
Universal Health Services, Inc., Class B	1,034	44,896

		26,474,566

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	9,525	183,547
athenahealth, Inc.*	43,369	1,777,262
Cerner Corp.*	5,800	549,492
Computer Programs & Systems, Inc.	1,300	60,892
Emdeon, Inc., Class A*	2,813	38,088
MedAssets, Inc.*	4,765	96,205
Omnicell, Inc.*	2,500	36,125
SXC Health Solutions Corp.*	5,200	222,872
Vital Images, Inc.*	700	9,786

		2,974,269

Life Sciences Tools & Services (0.8%)
Accelrys, Inc.*	3,292	27,324
Affymetrix, Inc.*	5,874	29,546

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Agilent Technologies, Inc.*	24,626	$1,020,255
Bruker Corp.*	4,100	68,060
Charles River Laboratories International, Inc.*	300	10,662
Compugen Ltd.*	99,435	489,220
Covance, Inc.*	5,491	282,292
Enzo Biochem, Inc.*	2,000	10,560
eResearchTechnology, Inc.*	3,500	25,725
Furiex Pharmaceuticals, Inc.*	559	8,078
Illumina, Inc.*	153,423	9,717,813
Life Technologies Corp.*	9,192	510,156
Luminex Corp.*	5,000	91,400
Mettler-Toledo International, Inc.*	2,900	438,509
PerkinElmer, Inc.	1,200	30,984
Pharmaceutical Product Development, Inc.	9,100	246,974
Sequenom, Inc.*	4,900	39,298
Techne Corp.	3,200	210,144
Waters Corp.*	8,300	644,993

		13,901,993

Pharmaceuticals (2.2%)
Abbott Laboratories, Inc.	204,591	9,801,955
Acura Pharmaceuticals, Inc.*	700	2,317
Akorn, Inc.*	4,600	27,922
Allergan, Inc.	21,544	1,479,426
Ardea Biosciences, Inc.*	1,200	31,200
Biodel, Inc.*	900	1,647
BioMimetic Therapeutics, Inc.*	34,618	439,649
BMP Sunstone Corp.*	1,700	16,847
Cadence Pharmaceuticals, Inc.*	2,900	21,895
Caraco Pharmaceutical Laboratories Ltd.*	900	4,086
Cypress Bioscience, Inc.*	2,500	16,200
Depomed, Inc.*	4,100	26,076
Durect Corp.*	6,600	22,770
Eli Lilly and Co.	19,627	687,730
Forest Laboratories, Inc.*	320,545	10,251,029
Hospira, Inc.*	13,885	773,256
Impax Laboratories, Inc.*	5,689	114,406
Inspire Pharmaceuticals, Inc.*	8,100	68,040
Johnson & Johnson	89,230	5,518,875
MAP Pharmaceuticals, Inc.*	600	10,044
Medicines Co.*	4,200	59,346
Mylan, Inc.*	19,465	411,295
Obagi Medical Products, Inc.*	1,400	16,170
Optimer Pharmaceuticals, Inc.*	3,700	41,847
Pain Therapeutics, Inc.*	2,800	18,900
Perrigo Co.	6,900	436,977
Pozen, Inc.*	2,100	13,965
Questcor Pharmaceuticals, Inc.*	4,100	60,393
Salix Pharmaceuticals Ltd.*	5,900	277,064
Santarus, Inc.*	5,801	18,969
Sucampo Pharmaceuticals, Inc., Class A*	700	2,688
Teva Pharmaceutical Industries Ltd. (ADR)	52,300	2,726,399

	Number of Shares	Value (Note 1)

Valeant Pharmaceuticals International, Inc.	63,050	$1,783,685
Vivus, Inc.*	8,400	78,708
Warner Chilcott plc, Class A	74,600	1,682,976
XenoPort, Inc.*	3,500	29,820

		36,974,572

Total Health Care		178,746,240

Industrials (10.7%)
Aerospace & Defense (2.9%)
Aerovironment, Inc.*	1,700	45,611
Alliant Techsystems, Inc.*	2,821	209,967
Applied Signal Technology, Inc.	1,268	48,045
Boeing Co.	63,489	4,143,292
Cubic Corp.	1,439	67,849
DigitalGlobe, Inc.*	1,478	46,867
GenCorp, Inc.*	4,600	23,782
General Dynamics Corp.	62,755	4,453,095
GeoEye, Inc.*	1,673	70,919
Goodrich Corp.	145,596	12,822,640
Honeywell International, Inc.	89,871	4,777,542
L-3 Communications Holdings, Inc.	75,815	5,344,199
Lockheed Martin Corp.	17,168	1,200,215
National Presto Industries, Inc.	459	59,675
Precision Castparts Corp.	18,896	2,630,512
Rockwell Collins, Inc.	6,789	395,527
Spirit AeroSystems Holdings, Inc., Class A*	3,446	71,711
Taser International, Inc.*	5,100	23,970
Teledyne Technologies, Inc.*	1,000	43,970
TransDigm Group, Inc.*	3,472	250,019
United Technologies Corp.	158,177	12,451,693

		49,181,100

Air Freight & Logistics (0.9%)
C.H. Robinson Worldwide, Inc.	11,711	939,105
Dynamex, Inc.*	300	7,428
Expeditors International of Washington, Inc.	38,743	2,115,368
FedEx Corp.	67,430	6,271,664
Forward Air Corp.	1,173	33,290
Hub Group, Inc., Class A*	1,900	66,766
United Parcel Service, Inc., Class B	76,848	5,577,628
UTi Worldwide, Inc.	2,100	44,520

		15,055,769

Airlines (0.1%)
Allegiant Travel Co.	1,415	69,675
AMR Corp.*	16,068	125,170
Copa Holdings S.A., Class A	400	23,536
Delta Air Lines, Inc.*	66,341	835,896
Hawaiian Holdings, Inc.*	6,400	50,176
United Continental Holdings, Inc.*	56,225	1,339,279

		2,443,732

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Building Products (0.0%)
AAON, Inc.	1,100	$31,031
Armstrong World Industries, Inc.	1,200	51,600
Lennox International, Inc.	6,500	307,385
Masco Corp.	13,075	165,529
Owens Corning, Inc.*	5,300	165,095
Quanex Building Products Corp.	1,900	36,043
Trex Co., Inc.*	1,900	45,524
USG Corp.*	600	10,098

		812,305

Commercial Services & Supplies (0.2%)
ABM Industries, Inc.	1,120	29,456
American Reprographics Co.*	3,000	22,770
APAC Customer Services, Inc.*	4,100	24,887
Avery Dennison Corp.	2,045	86,585
Cenveo, Inc.*	3,900	20,826
Copart, Inc.*	5,769	215,472
Corrections Corp. of America*	1,411	35,360
Covanta Holding Corp.	200	3,438
Deluxe Corp.	3,500	80,570
EnerNOC, Inc.*	1,185	28,333
GEO Group, Inc.*	4,800	118,368
Healthcare Services Group, Inc.	7,800	126,906
Innerworkings, Inc.*	2,600	17,030
Interface, Inc., Class A	4,300	67,295
Iron Mountain, Inc.	15,393	384,979
KAR Auction Services, Inc.*	100	1,380
Knoll, Inc.	6,000	100,380
Mine Safety Appliances Co.	2,266	70,541
Multi-Color Corp.	800	15,568
Pitney Bowes, Inc.	12,200	294,996
R.R. Donnelley & Sons Co.	6,500	113,555
Republic Services, Inc.	8,734	260,797
Standard Parking Corp.*	500	9,445
Standard Register Co.	400	1,364
Stericycle, Inc.*	7,300	590,716
Sykes Enterprises, Inc.*	4,302	87,158
Team, Inc.*	1,500	36,300
U.S. Ecology, Inc.	1,300	22,594
Waste Connections, Inc.	7,756	213,523

		3,080,592

Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	900	29,610
Fluor Corp.	42,275	2,801,142
Furmanite Corp.*	2,200	15,202
Great Lakes Dredge & Dock Corp.	3,935	29,001
Jacobs Engineering Group, Inc.*	6,238	286,012
KBR, Inc.	5,200	158,444
Michael Baker Corp.*	767	23,854
MYR Group, Inc.*	1,650	34,650
Orion Marine Group, Inc.*	3,400	39,440
Quanta Services, Inc.*	128,250	2,554,740

	Number of Shares	Value (Note 1)

Shaw Group, Inc.*	57,918	$1,982,533

		7,954,628

Electrical Equipment (0.7%)
A123 Systems, Inc.*	125,500	1,197,270
Acuity Brands, Inc.	2,600	149,942
Advanced Battery Technologies, Inc.*	3,600	13,860
AMETEK, Inc.	13,811	542,062
AZZ, Inc.	1,149	45,971
Babcock & Wilcox Co.*	9,264	237,066
Baldor Electric Co.	3,646	229,844
Broadwind Energy, Inc.*	3,167	7,316
Cooper Industries plc	13,900	810,231
Emerson Electric Co.	115,254	6,589,071
Ener1, Inc.*	3,300	12,507
General Cable Corp.*	400	14,036
GrafTech International Ltd.*	5,547	110,052
Hubbell, Inc., Class B	1,058	63,618
II-VI, Inc.*	2,200	101,992
LaBarge, Inc.*	900	14,139
Polypore International, Inc.*	1,300	52,949
PowerSecure International, Inc.*	1,400	10,892
Regal-Beloit Corp.	2,700	180,252
Rockwell Automation, Inc.	18,500	1,326,635
Roper Industries, Inc.	7,172	548,156
Thomas & Betts Corp.*	1,760	85,008
Vicor Corp.	1,600	26,240

		12,369,109

Industrial Conglomerates (1.3%)
3M Co.	124,068	10,707,068
Carlisle Cos., Inc.	1,675	66,565
General Electric Co.	270,300	4,943,787
Raven Industries, Inc.	1,300	61,997
Textron, Inc.	11,700	276,588
Tyco International Ltd.	151,785	6,289,970

		22,345,975

Machinery (2.5%)
3D Systems Corp.*	1,300	40,937
Actuant Corp., Class A	3,923	104,430
Ampco-Pittsburgh Corp.	500	14,025
Badger Meter, Inc.	1,800	79,596
Bucyrus International, Inc.	6,300	563,220
Caterpillar, Inc.	44,470	4,165,060
CLARCOR, Inc.	2,298	98,561
Colfax Corp.*	1,700	31,297
Cummins, Inc.	68,593	7,545,916
Danaher Corp.	82,438	3,888,601
Deere & Co.	28,367	2,355,879
Donaldson Co., Inc.	6,600	384,648
Dover Corp.	10,941	639,501
Dynamic Materials Corp.	1,000	22,570
Eaton Corp.	97,856	9,933,363
Energy Recovery, Inc.*	3,468	12,693
Flow International Corp.*	3,100	12,679
Flowserve Corp.	3,393	404,513
Gardner Denver, Inc.	4,100	282,162
Gorman-Rupp Co.	1,200	38,784
Graco, Inc.	4,610	181,865

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Graham Corp.	800	$16,000
Harsco Corp.	100	2,832
IDEX Corp.	5,600	219,072
Illinois Tool Works, Inc.	31,200	1,666,080
Joy Global, Inc.	7,933	688,188
Kennametal, Inc.	1,300	51,298
Lincoln Electric Holdings, Inc.	3,500	228,445
Lindsay Corp.	1,000	59,430
Manitowoc Co., Inc.	2,900	38,019
Met-Pro Corp.	1,200	14,172
Navistar International Corp.*	5,599	324,238
Nordson Corp.	2,460	226,025
Omega Flex, Inc.*	300	4,962
Oshkosh Corp.*	7,400	260,776
PACCAR, Inc.	25,818	1,482,470
Pall Corp.	117,245	5,813,007
Parker Hannifin Corp.	3,800	327,940
PMFG, Inc.*	1,100	18,040
RBC Bearings, Inc.*	1,800	70,344
Sauer-Danfoss, Inc.*	800	22,600
SPX Corp.	2,200	157,278
Sun Hydraulics Corp.	900	34,020
Tennant Co.	2,300	88,343
Timken Co.	4,500	214,785
Valmont Industries, Inc.	500	44,365
WABCO Holdings, Inc.*	6,900	420,417

		43,293,446

Marine (0.0%)
Kirby Corp.*	1,037	45,680

Professional Services (0.2%)
Acacia Research Corp. - Acacia Technologies*	3,307	85,784
Administaff, Inc.	2,600	76,180
Advisory Board Co.*	1,300	61,919
CBIZ, Inc.*	3,600	22,464
CDI Corp.	100	1,859
CoStar Group, Inc.*	2,400	138,144
CRA International, Inc.*	600	14,106
Dolan Co.*	2,100	29,232
Dun & Bradstreet Corp.	4,249	348,800
Exponent, Inc.*	1,800	67,554
FTI Consulting, Inc.*	800	29,824
Hill International, Inc.*	1,900	12,293
Huron Consulting Group, Inc.*	2,700	71,415
ICF International, Inc.*	909	23,380
IHS, Inc., Class A*	4,130	332,011
Korn/Ferry International*	300	6,933
Manpower, Inc.	18,720	1,174,867
Navigant Consulting, Inc.*	6,100	56,120
Resources Connection, Inc.	5,400	100,386
Robert Half International, Inc.	13,212	404,287
Verisk Analytics, Inc., Class A*	9,800	333,984
VSE Corp.	300	9,906

		3,401,448

Road & Rail (1.2%)
Avis Budget Group, Inc.*	6,628	103,132
Celadon Group, Inc.*	2,003	29,624

	Number of Shares	Value (Note 1)

Con-way, Inc.	2,020	$73,871
CSX Corp.	25,800	1,666,938
Heartland Express, Inc.	2,800	44,856
J.B. Hunt Transport Services, Inc.	7,723	315,176
Kansas City Southern*	5,000	239,300
Landstar System, Inc.	4,200	171,948
Marten Transport Ltd.	1,496	31,985
Norfolk Southern Corp.	83,465	5,243,271
Old Dominion Freight Line, Inc.*	571	18,266
Ryder System, Inc.	600	31,584
Union Pacific Corp.	128,194	11,878,456

		19,848,407

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	3,481	62,206
Fastenal Co.	23,404	1,402,134
GATX Corp.	2,398	84,601
Houston Wire & Cable Co.	1,400	18,816
Kaman Corp.	2,098	60,989
MSC Industrial Direct Co., Class A	3,700	239,353
TAL International Group, Inc.	300	9,261
Titan Machinery, Inc.*	600	11,580
W.W. Grainger, Inc.	5,302	732,259
WESCO International, Inc.*	3,000	158,400

		2,779,599

Total Industrials		182,611,790

Information Technology (22.7%)
Communications Equipment (3.6%)
Acme Packet, Inc.*	98,000	5,209,680
ADTRAN, Inc.	4,400	159,324
Anaren, Inc.*	1,339	27,918
Arris Group, Inc.*	27,371	307,103
Aruba Networks, Inc.*	238,700	4,984,056
BigBand Networks, Inc.*	2,700	7,560
Ciena Corp.*	2,836	59,698
Cisco Systems, Inc.*	786,266	15,906,161
Comtech Telecommunications Corp.	3,300	91,509
DG FastChannel, Inc.*	2,500	72,200
Digi International, Inc.*	400	4,440
EMS Technologies, Inc.*	1,269	25,101
F5 Networks, Inc.*	42,600	5,544,816
Harmonic, Inc.*	6,860	58,790
Harris Corp.	10,669	483,306
Infinera Corp.*	10,300	106,399
Ixia*	2,100	35,238
JDS Uniphase Corp.*	17,800	257,744
Juniper Networks, Inc.*	245,392	9,059,873
Loral Space & Communications, Inc.*	1,058	80,937
NETGEAR, Inc.*	500	16,840
Nokia Oyj (ADR)	118,480	1,222,713
Oplink Communications, Inc.*	600	11,082
Polycom, Inc.*	7,000	272,860
QUALCOMM, Inc.	347,601	17,202,773
Riverbed Technology, Inc.*	7,600	267,292
ShoreTel, Inc.*	3,000	23,430

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Tekelec*	2,126	$25,321
ViaSat, Inc.*	2,361	104,852

		61,629,016

Computers & Peripherals (5.6%)
Apple, Inc.*	157,967	50,953,836
Compellent Technologies, Inc.*	1,100	30,349
Cray, Inc.*	3,600	25,740
Dell, Inc.*	176,860	2,396,453
Diebold, Inc.	300	9,615
EMC Corp.*	502,207	11,500,540
Hewlett-Packard Co.	201,438	8,480,540
Immersion Corp.*	1,200	8,052
Intermec, Inc.*	7,500	94,950
NCR Corp.*	11,360	174,603
NetApp, Inc.*	152,915	8,404,208
Novatel Wireless, Inc.*	3,014	28,784
Quantum Corp.*	28,800	107,136
SanDisk Corp.*	176,451	8,797,847
Seagate Technology plc*	232,002	3,486,990
Silicon Graphics International Corp.*	300	2,709
STEC, Inc.*	3,341	58,969
Stratasys, Inc.*	1,700	55,488
Super Micro Computer, Inc.*	1,600	18,464

		94,635,273

Electronic Equipment, Instruments & Components (0.7%)
Amphenol Corp., Class A	14,660	773,755
Anixter International, Inc.	200	11,946
Arrow Electronics, Inc.*	300	10,275
AVX Corp.	400	6,172
Benchmark Electronics, Inc.*	1,000	18,160
Brightpoint, Inc.*	4,906	42,829
Checkpoint Systems, Inc.*	1,400	28,770
Cognex Corp.	607	17,858
Comverge, Inc.*	1,700	11,747
Corning, Inc.	61,074	1,179,950
CPI International, Inc.*	100	1,935
Daktronics, Inc.	2,700	42,984
Dolby Laboratories, Inc., Class A*	46,800	3,121,560
DTS, Inc.*	1,400	68,670
Echelon Corp.*	2,400	24,456
FARO Technologies, Inc.*	1,400	45,976
FLIR Systems, Inc.*	12,888	383,418
Ingram Micro, Inc., Class A*	200	3,818
IPG Photonics Corp.*	1,600	50,592
Itron, Inc.*	3,100	171,895
Jabil Circuit, Inc.	2,800	56,252
Maxwell Technologies, Inc.*	1,500	28,335
MTS Systems Corp.	500	18,730
Multi-Fineline Electronix, Inc.*	1,300	34,437
OSI Systems, Inc.*	1,000	36,360
Park Electrochemical Corp.	1,300	39,000
Plexus Corp.*	1,118	34,591
Power-One, Inc.*	400	4,080
RadiSys Corp.*	2,432	21,645
Rofin-Sinar Technologies, Inc.*	1,083	38,381

	Number of Shares	Value (Note 1)

Trimble Navigation Ltd.*	10,300	$411,279
Tyco Electronics Ltd.	162,480	5,751,792
Universal Display Corp.*	2,300	70,495

		12,562,143

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*	15,019	706,644
Art Technology Group, Inc.*	10,500	62,790
Baidu, Inc. (ADR)*	82,511	7,964,787
comScore, Inc.*	1,500	33,465
Constant Contact, Inc.*	2,900	89,871
DealerTrack Holdings, Inc.*	4,700	94,329
Dice Holdings, Inc.*	1,300	18,655
Digital River, Inc.*	3,675	126,493
eBay, Inc.*	48,898	1,360,831
Equinix, Inc.*	3,760	305,538
Google, Inc., Class A*	29,978	17,806,033
GSI Commerce, Inc.*	39,300	911,760
InfoSpace, Inc.*	1,600	13,280
j2 Global Communications, Inc.*	4,900	141,855
Keynote Systems, Inc.	200	2,924
Knot, Inc.*	2,300	22,724
Limelight Networks, Inc.*	1,300	7,553
Liquidity Services, Inc.*	1,200	16,860
LivePerson, Inc.*	5,500	62,150
LoopNet, Inc.*	2,400	26,664
MercadoLibre, Inc.*	20,800	1,386,320
Monster Worldwide, Inc.*	1,800	42,534
Move, Inc.*	758,770	1,950,039
NIC, Inc.	6,200	60,202
Rackspace Hosting, Inc.*	95,750	3,007,508
RightNow Technologies, Inc.*	2,300	54,441
SAVVIS, Inc.*	4,400	112,288
Stamps.com, Inc.	1,100	14,575
support.com, Inc.*	2,600	16,848
Terremark Worldwide, Inc.*	4,300	55,685
VeriSign, Inc.	15,600	509,652
Vocus, Inc.*	1,300	35,958
WebMD Health Corp.*	20,658	1,054,797
Yahoo!, Inc.*	48,761	810,895
Zix Corp.*	9,600	40,992

		38,927,940

IT Services (1.9%)
Accenture plc, Class A	69,460	3,368,115
Acxiom Corp.*	5,056	86,710
Alliance Data Systems Corp.*	4,580	325,317
Automatic Data Processing, Inc.	35,659	1,650,299
Broadridge Financial Solutions, Inc.	12,969	284,410
CACI International, Inc., Class A*	500	26,700
Cardtronics, Inc.*	1,000	17,700
Cass Information Systems, Inc.	500	18,970
Cognizant Technology Solutions Corp., Class A*	21,164	1,551,110
CSG Systems International, Inc.*	1,500	28,410
DST Systems, Inc.	700	31,045
ExlService Holdings, Inc.*	1,200	25,776

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Fiserv, Inc.*	8,409	$492,431
Forrester Research, Inc.	1,300	45,877
Gartner, Inc.*	5,200	172,640
Genpact Ltd.*	1,300	19,760
Global Cash Access Holdings, Inc.*	2,000	6,380
Global Payments, Inc.	7,000	323,470
Hackett Group, Inc.*	3,300	11,583
Heartland Payment Systems, Inc.	4,700	72,474
iGATE Corp.	1,800	35,478
Integral Systems, Inc.*	1,400	13,874
International Business Machines Corp.	98,886	14,512,509
Jack Henry & Associates, Inc.	9,701	282,784
Lender Processing Services, Inc.	8,237	243,156
Lionbridge Technologies, Inc.*	9,400	34,686
ManTech International Corp., Class A*	2,100	86,793
Mastercard, Inc., Class A	11,058	2,478,208
MAXIMUS, Inc.	1,465	96,075
MoneyGram International, Inc.*	10,300	27,913
NCI, Inc., Class A*	500	11,495
NeuStar, Inc., Class A*	1,600	41,680
Online Resources Corp.*	2,300	10,695
Paychex, Inc.	27,672	855,342
SAIC, Inc.*	25,436	403,415
SRA International, Inc., Class A*	1,600	32,720
Syntel, Inc.	1,600	76,464
TeleTech Holdings, Inc.*	3,000	61,770
Teradata Corp.*	12,485	513,883
TNS, Inc.*	3,200	66,560
VeriFone Systems, Inc.*	6,100	235,216
Virtusa Corp.*	500	8,180
Visa, Inc., Class A	43,470	3,059,419
Western Union Co.	47,559	883,171

		32,630,663

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	700	26,593

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Analogic Technologies, Inc.*	3,700	14,837
Advanced Energy Industries, Inc.*	2,654	36,201
Altera Corp.	25,174	895,691
Amkor Technology, Inc.*	13,437	99,299
ANADIGICS, Inc.*	5,100	35,343
Analog Devices, Inc.	25,099	945,479
Applied Materials, Inc.	197,700	2,777,685
Applied Micro Circuits Corp.*	6,142	65,597
ASML Holding N.V. (N.Y. Shares)	9,580	367,297
Atmel Corp.*	34,100	420,112
ATMI, Inc.*	782	15,593
Avago Technologies Ltd.	8,800	250,536
Broadcom Corp., Class A	210,851	9,182,561

	Number of Shares	Value (Note 1)

Cabot Microelectronics Corp.*	212	$8,787
CEVA, Inc.*	1,200	24,600
Cree, Inc.*	90,130	5,938,666
Cypress Semiconductor Corp.*	13,400	248,972
Diodes, Inc.*	3,900	105,261
Energy Conversion Devices, Inc.*	3,700	17,020
Entropic Communications, Inc.*	700	8,456
Exar Corp.*	300	2,094
FEI Co.*	4,106	108,439
First Solar, Inc.*	4,516	587,712
GT Solar International, Inc.*	1,700	15,504
Integrated Device Technology, Inc.*	2,978	19,834
Intel Corp.	436,952	9,189,101
Intersil Corp., Class A	8,272	126,313
IXYS Corp.*	1,500	17,430
KLA-Tencor Corp.	200	7,728
Kopin Corp.*	6,811	28,334
Kulicke & Soffa Industries, Inc.*	8,700	62,640
Lam Research Corp.*	10,859	562,279
Lattice Semiconductor Corp.*	4,700	28,482
Linear Technology Corp.	19,142	662,122
Marvell Technology Group Ltd.*	168,840	3,131,982
Maxim Integrated Products, Inc.	22,786	538,205
MEMC Electronic Materials, Inc.*	2,100	23,646
Micrel, Inc.	427	5,547
Microchip Technology, Inc.	14,581	498,816
Monolithic Power Systems, Inc.*	4,055	66,989
National Semiconductor Corp.	19,600	269,696
Netlogic Microsystems, Inc.*	89,234	2,802,840
Novellus Systems, Inc.*	7,000	226,240
NVE Corp.*	400	23,132
NVIDIA Corp.*	47,060	724,724
ON Semiconductor Corp.*	35,965	355,334
PLX Technology, Inc.*	2,200	7,942
PMC-Sierra, Inc.*	300	2,577
Power Integrations, Inc.	2,800	112,392
Rambus, Inc.*	9,000	184,320
Rubicon Technology, Inc.*	1,100	23,188
Rudolph Technologies, Inc.*	300	2,469
Sigma Designs, Inc.*	1,800	25,506
Silicon Laboratories, Inc.*	31,861	1,466,243
Skyworks Solutions, Inc.*	14,994	429,278
Standard Microsystems Corp.*	26,400	761,112
SunPower Corp., Class A*	800	10,264
Supertex, Inc.*	900	21,762
Tessera Technologies, Inc.*	5,600	124,040
Texas Instruments, Inc.	202,321	6,575,433
Trident Microsystems, Inc.*	2,000	3,560
TriQuint Semiconductor, Inc.*	7,870	92,000
Ultratech, Inc.*	1,900	37,772
Varian Semiconductor Equipment Associates, Inc.*	6,200	229,214
Veeco Instruments, Inc.*	2,300	98,808
Volterra Semiconductor Corp.*	2,100	48,636

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Xilinx, Inc.	18,300	$530,334
Zoran Corp.*	3,685	32,428

		52,362,434

Software (5.5%)
ACI Worldwide, Inc.*	4,400	118,228
Actuate Corp.*	4,900	27,930
Adobe Systems, Inc.*	139,287	4,287,254
Advent Software, Inc.*	1,400	81,088
American Software, Inc., Class A	1,200	8,124
ANSYS, Inc.*	7,541	392,660
Autodesk, Inc.*	140,111	5,352,240
Blackbaud, Inc.	5,000	129,500
BMC Software, Inc.*	15,795	744,576
Bottomline Technologies, Inc.*	2,617	56,815
CA, Inc.	26,183	639,913
Cadence Design Systems, Inc.*	19,100	157,766
Citrix Systems, Inc.*	13,132	898,360
Compuware Corp.*	2,800	32,676
Concur Technologies, Inc.*	2,900	150,597
Deltek, Inc.*	1,306	9,482
DemandTec, Inc.*	1,700	18,428
Ebix, Inc.*	1,500	35,505
Electronic Arts, Inc.*	27,211	445,716
EPIQ Systems, Inc.	3,002	41,217
FactSet Research Systems, Inc.	3,600	337,536
FalconStor Software, Inc.*	3,100	10,385
Informatica Corp.*	114,200	5,028,226
Interactive Intelligence, Inc.*	1,100	28,776
Intuit, Inc.*	19,867	979,443
JDA Software Group, Inc.*	2,324	65,072
Kenexa Corp.*	2,900	63,191
Lawson Software, Inc.*	4,734	43,790
Manhattan Associates, Inc.*	2,000	61,080
McAfee, Inc.*	13,342	617,868
Mentor Graphics Corp.*	500	6,000
MICROS Systems, Inc.*	6,900	302,634
Microsoft Corp.#	568,159	15,862,999
MicroStrategy, Inc., Class A*	1,100	94,017
NetScout Systems, Inc.*	2,000	46,020
NetSuite, Inc.*	2,200	55,000
Nuance Communications, Inc.*	253,112	4,601,576
Opnet Technologies, Inc.	1,000	26,770
Oracle Corp.	580,475	18,168,868
Parametric Technology Corp.*	13,400	301,902
Pegasystems, Inc.	1,900	69,597
PROS Holdings, Inc.*	1,000	11,390
QAD, Inc., Class A*	406	3,695
QAD, Inc., Class B*	101	1,004
Radiant Systems, Inc.*	2,200	43,054
RealD, Inc.*	55,800	1,446,336
Red Hat, Inc.*	193,225	8,820,721
Renaissance Learning, Inc.	800	9,472
Rosetta Stone, Inc.*	689	14,621
Rovi Corp.*	13,211	819,214
Salesforce.com, Inc.*	85,233	11,250,756
Smith Micro Software, Inc.*	2,100	33,054
SolarWinds, Inc.*	1,326	25,525
Solera Holdings, Inc.	5,945	305,097

	Number of Shares	Value (Note 1)

Sonic Solutions, Inc.*	1,130	$16,950
Sourcefire, Inc.*	2,800	72,604
SuccessFactors, Inc.*	39,800	1,152,608
Synchronoss Technologies, Inc.*	1,700	45,407
Take-Two Interactive Software, Inc.*	890	10,894
Taleo Corp., Class A*	3,700	102,305
TeleCommunication Systems, Inc., Class A*	2,700	12,609
THQ, Inc.*	3,700	22,422
TIBCO Software, Inc.*	11,747	231,533
Tyler Technologies, Inc.*	3,100	64,356
VASCO Data Security International, Inc.*	2,200	17,886
VMware, Inc., Class A*	99,185	8,818,538
Websense, Inc.*	5,300	107,325

		93,858,201

Total Information Technology		386,632,263

Materials (4.9%)
Chemicals (2.8%)
Air Products & Chemicals, Inc.	45,058	4,098,025
Airgas, Inc.	6,900	430,974
Albemarle Corp.	7,549	421,083
Arch Chemicals, Inc.	700	26,551
Ashland, Inc.	600	30,516
Balchem Corp.	2,250	76,073
Calgon Carbon Corp.*	6,600	99,792
Celanese Corp.	13,324	548,549
CF Industries Holdings, Inc.	4,218	570,063
Dow Chemical Co.	365,281	12,470,693
E.I. du Pont de Nemours & Co.	22,158	1,105,241
Eastman Chemical Co.	300	25,224
Ecolab, Inc.	16,508	832,333
FMC Corp.	5,016	400,728
Hawkins, Inc.	891	39,561
International Flavors & Fragrances, Inc.	6,400	355,776
Koppers Holdings, Inc.	1,245	44,546
Landec Corp.*	1,900	11,362
LSB Industries, Inc.*	2,300	55,798
Lubrizol Corp.	5,273	563,578
Monsanto Co.	230,410	16,045,752
Mosaic Co.	16,868	1,288,041
Nalco Holding Co.	99,245	3,169,885
NewMarket Corp.	1,221	150,635
NL Industries, Inc.	300	3,348
Omnova Solutions, Inc.*	5,500	45,980
PPG Industries, Inc.	2,300	193,361
Praxair, Inc.	38,819	3,706,050
RPM International, Inc.	1,600	35,360
Scotts Miracle-Gro Co., Class A	3,295	167,287
Sherwin-Williams Co.	4,773	399,739
Sigma-Aldrich Corp.	7,911	526,556
Valspar Corp.	200	6,896
W.R. Grace & Co.*	1,801	63,269

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Zep, Inc.	1,700	$33,796

		48,042,421

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	168,766
Martin Marietta Materials, Inc.	3,800	350,512
United States Lime & Minerals, Inc.*	100	4,213

		523,491

Containers & Packaging (0.0%)
AEP Industries, Inc.*	400	10,380
Crown Holdings, Inc.*	13,600	453,968
Owens-Illinois, Inc.*	4,847	148,803
Silgan Holdings, Inc.	3,400	121,754
Temple-Inland, Inc.	400	8,496

		743,401

Metals & Mining (2.0%)
AK Steel Holding Corp.	400	6,548
Allegheny Technologies, Inc.	8,200	452,476
Allied Nevada Gold Corp.*	3,200	84,192
AMCOL International Corp.	700	21,700
Barrick Gold Corp.	39,200	2,084,656
BHP Billiton plc (ADR)	105,017	8,453,868
Carpenter Technology Corp.	1,000	40,240
Cliffs Natural Resources, Inc.	11,364	886,506
Compass Minerals International, Inc.	2,700	241,029
Contango ORE, Inc.*	110	1,155
Freeport-McMoRan Copper & Gold, Inc.	119,674	14,371,651
Goldcorp, Inc.	29,575	1,359,858
Newmont Mining Corp.	33,702	2,070,314
Nucor Corp.	47,700	2,090,214
Reliance Steel & Aluminum Co.	200	10,220
Royal Gold, Inc.	1,178	64,354
Schnitzer Steel Industries, Inc., Class A	100	6,639
Southern Copper Corp.	13,954	680,118
Stillwater Mining Co.*	900	19,215
Titanium Metals Corp.*	1,900	32,642
United States Steel Corp.	3,100	181,102
Walter Energy, Inc.	4,300	549,712

		33,708,409

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	300	23,490
Deltic Timber Corp.	900	50,706
International Paper Co.	28,100	765,444
Wausau Paper Corp.	2,500	21,525

		861,165

Total Materials		83,878,887

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
AboveNet, Inc.	1,150	67,229
Alaska Communications Systems Group, Inc.	4,318	47,930
Cogent Communications Group, Inc.*	5,500	77,770

	Number of Shares	Value (Note 1)

Consolidated Communications Holdings, Inc.	700	$13,510
Frontier Communications Corp.	26,800	260,764
Global Crossing Ltd.*	3,200	41,344
Hughes Communications, Inc.*	600	24,264
Level 3 Communications, Inc.*	13,900	13,622
Neutral Tandem, Inc.*	4,119	59,478
tw telecom, Inc.*	12,703	216,586
Windstream Corp.	14,241	198,520

		1,021,017

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	41,548	2,145,538
Clearwire Corp., Class A*	2,500	12,875
Crown Castle International Corp.*	43,317	1,898,584
MetroPCS Communications, Inc.*	15,322	193,517
NII Holdings, Inc.*	10,900	486,794
NTELOS Holdings Corp.	3,800	72,390
SBA Communications Corp., Class A*	10,100	413,494
USA Mobility, Inc.	2,066	36,713

		5,259,905

Total Telecommunication Services		6,280,922

Utilities (0.1%)
Electric Utilities (0.0%)
ITC Holdings Corp.	15,320	949,533

Independent Power Producers & Energy Traders (0.1%)
Calpine Corp.*	98,826	1,318,339

Total Utilities		2,267,872

Total Common Stocks (79.5%) (Cost $1,073,916,838)		1,355,571,128

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon) 12/31/15†	$640	640

Total Financials		640

Total Corporate Bonds		640

Total Long-Term Debt Securities (0.0%) (Cost $640)		640

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Rights	Value (Note 1)

RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $3,710)	700	$3,430

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Government Securities (1.8%)
Federal Home Loan Bank 0.00%, 1/3/11 (o) (p)	$3,300,000	3,300,000
U.S. Treasury Bills 0.14%, 5/5/11 # (p)	28,032,000	28,018,040

Total Government Securities		31,318,040

Time Deposit (18.7%)
JPMorgan Chase Nassau 0.000%, 1/3/11	318,957,040	318,957,040

Total Short-Term Investments (20.5%) (Cost $350,275,039)		350,275,080

Total Investments (100.0%) (Cost $1,424,196,227)		1,705,850,278
Other Assets Less Liabilities (0.0%)		(54,234)

Net Assets (100%)		$1,705,796,044

*	Non-income producing.
†	Securities (totaling $640 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2010, the market value of these securities amounted to $2,800,000 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $28,743,960.
(b)	Illiquid Security.
(o)	Discount Note Security. Effective rate calculated as of December 31, 2010.
(p)	Yield to maturity.

Glossary:

ADR—American	Depositary Receipt

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,940	March-11	$85,956,647	$85,980,800	$24,153
S&P 500 E-Mini Index	2,777	March-11	171,610,872	173,979,050	2,368,178
S&P MidCap 400 E-Mini Index	870	March-11	77,971,551	78,761,100	789,549

					$3,181,880

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$228,531,253	$—	$—	$228,531,253
Consumer Staples	67,750,861	—	—	67,750,861
Energy	128,366,350	—	—	128,366,350
Financials	87,704,690	—	2,800,000	90,504,690
Health Care	178,746,240	—	—	178,746,240
Industrials	182,611,790	—	—	182,611,790
Information Technology	386,632,263	—	—	386,632,263
Materials	83,878,887	—	—	83,878,887
Telecommunication Services	6,280,922	—	—	6,280,922
Utilities	2,267,872	—	—	2,267,872
Corporate Bonds
Financials	—	—	640	640
Futures	3,181,880	—	—	3,181,880
Rights
Health Care	3,430	—	—	3,430
Short-Term Investments	—	350,275,080	—	350,275,080

Total Assets	$1,355,956,438	$350,275,080	$2,800,640	$1,709,032,158

Total Liabilities	$—	$—	$—	$—

Total	$1,355,956,438	$350,275,080	$2,800,640	$1,709,032,158

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Corporate Bonds-Financials
Balance as of 12/31/09	$2,700,030	$—
Total gains or losses (realized/unrealized) included in earnings	795,991	—
Purchases, sales, issuances, and settlements (net)	(696,021)	640
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 12/31/10	$2,800,000	$640
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$790,758	$—

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$–	*
Foreign exchange contracts	Receivables	–
Credit contracts	Receivables	–
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,181,880	*
Commodity contracts	Receivables	–
Other contracts	Receivables	–

Total		$3,181,880

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$–	*
Foreign exchange contracts	Payables	–
Credit contracts	Payables	–
Equity contracts	Payables, Net Assets - Unrealized depreciation	–	*
Commodity contracts	Payables	–
Other contracts	Payables	–

Total		$–

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments ^	Options		Futures	Forward Currency Contracts		Swaps	Total
Interest rate contracts		$—	$—		$—	$—	$—
Foreign exchange contracts		—	—		—	—	—
Credit contracts		—	—		—	—	—
Equity contracts		—	29,691,589		—	—	29,691,589
Commodity contracts		—	—		—	—	—
Other contracts		—	—		—	—	—

Total	$		$29,691,589	$		$—	$29,691,589

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments ^	Options		Futures	Forward Currency Contracts		Swaps	Total
Interest rate contracts		$—	$—		$—	$—	$—
Foreign exchange contracts		—	—		—	—	—
Credit contracts		—	—		—	—	—
Equity contracts		—	3,141,170		—	—	3,141,170
Commodity contracts		—	—		—	—	—
Other contracts		—	—		—	—	—

Total	$		$3,141,170	$		$–	$3,141,170

The Portfolio held futures contracts with an average notional balance of approximately $162,803,000 during the year ended December 31, 2010.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$651,085,673
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$996,364,089

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$287,151,197
Aggregate gross unrealized depreciation	(24,641,356)

Net unrealized appreciation	$262,509,841

Federal income tax cost of investments	$1,443,340,437

The Portfolio has a net capital loss carryforward of $1,210,824,720 of which $67,203,341 expires in the year 2011, $5,225,109 expires in the year 2015, $810,264,883 expires in the year 2016 and $328,131,387 expires in the year 2017. The Portfolio had a net capital loss carryforward of $27,925,619 expire during 2010. The Portfolio utilized net capital loss carryforward of $169,553,541 during 2010.

Included in the capital loss carryforward amounts at December 31, 2010 are $51,095,816 of losses acquired from the Multimanager Health Care Portfolio and $68,634,370 of losses acquired from the Multimanager Large Cap Growth Portfolio as a result of a tax free reorganization that occurred during the year 2009 and 2010, respectively. Certain capital loss carryforwards may be subject to limitations on use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

For the year ended December 31, 2010, the Portfolio incurred approximately $484 as brokerage commissions with Keefe Bruyette & Woods, Inc. and $606 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value (Cost $1,424,196,227)	$1,705,850,278
Foreign cash (Cost $2,555)	2,625
Receivable for securities sold	2,347,336
Receivable from Separate Accounts for Trust shares sold	1,362,317
Dividends, interest and other receivables	1,532,955
Other assets	3,487

Total assets	1,711,098,998

LIABILITIES
Overdraft payable	210,638
Payable to Separate Accounts for Trust shares redeemed	1,687,590
Variation margin payable on futures contracts	1,086,175
Payable for securities purchased	898,162
Investment management fees payable	823,638
Administrative fees payable	233,759
Distribution fees payable - Class B	146,971
Trustees’ fees payable	47,279
Accrued expenses	168,742

Total liabilities	5,302,954

NET ASSETS	$1,705,796,044

Net assets were comprised of:
Paid in capital	$2,654,128,735
Accumulated undistributed net investment income (loss)	306,131
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(1,233,474,823)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	284,836,001

Net assets	$1,705,796,044

Class A
Net asset value, offering and redemption price per share, $1,009,682,072 / 36,962,298 shares outstanding (unlimited amount authorized: $0.001 par value)	$27.32

Class B
Net asset value, offering and redemption price per share, $696,113,972 / 25,926,167 shares outstanding (unlimited amount authorized: $0.001 par value)	$26.85

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (net of $26,871 foreign withholding tax)	$16,644,030
Interest	33,874
Securities lending (net)	101,473

Total income	16,779,377

EXPENSES
Investment management fees	8,024,469
Administrative fees	2,213,024
Distribution fees - Class B	1,208,234
Custodian fees	174,700
Printing and mailing expenses	124,775
Professional fees	87,149
Trustees’ fees	20,712
Miscellaneous	17,217

Gross expenses	11,870,280
Less: Fees paid indirectly	(118,566)

Net expenses	11,751,714

NET INVESTMENT INCOME (LOSS)	5,027,663

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	149,454,203
Foreign currency transactions	4,883
Futures	29,691,589

Net realized gain (loss)	179,150,675

Change in unrealized appreciation (depreciation) on:
Securities	70,072,009
Foreign currency translations	(10,484)
Futures	3,141,170

Net change in unrealized appreciation (depreciation)	73,202,695

NET REALIZED AND UNREALIZED GAIN (LOSS)	252,353,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$257,381,033

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$5,027,663	$8,894,534
Net realized gain (loss) on investments, futures and foreign currency transactions	179,150,675	(147,734,217)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	73,202,695	441,427,369

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	257,381,033	302,587,686

DIVIDENDS:
Dividends from net investment income
Class A	(7,972,678)	(3,019,256)
Class B	(2,946,880)	(373,122)

TOTAL DIVIDENDS	(10,919,558)	(3,392,378)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 738,394 and 991,090 shares, respectively ]	18,070,245	18,808,002
Capital shares issued in connection with substitution/merger (Note 9)[ 1,655,085 and 2,497,130 shares, respectively ]	39,434,930	55,141,362
Capital shares issued in reinvestment of dividends [ 321,629 and 131,678 shares, respectively ]	7,972,678	3,019,256
Capital shares repurchased [ (4,871,363) and (5,019,566) shares, respectively ]	(117,545,634)	(96,428,678)

Total Class A transactions	(52,067,781)	(19,460,058)

Class B
Capital shares sold [ 1,295,694 and 1,188,359 shares, respectively ]	31,040,311	23,460,870
Capital shares issued in connection with substitution/merger (Note 9)[ 9,968,749 and 13,092,839 shares, respectively ]	233,048,272	283,699,895
Capital shares issued in reinvestment of dividends [ 123,771 and 16,553 shares, respectively ]	2,946,880	373,122
Capital shares repurchased [ (4,200,858) and (2,475,629) shares, respectively ]	(100,066,371)	(48,739,273)

Total Class B transactions	166,969,092	258,794,614

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	114,901,311	239,334,556

TOTAL INCREASE (DECREASE) IN NET ASSETS	361,362,786	538,529,864
NET ASSETS:
Beginning of year	1,344,433,258	805,903,394

End of year (a)	$1,705,796,044	$1,344,433,258

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$306,131	$5,788,625

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008		2007		2006
Net asset value, beginning of year	$23.37		$17.03		$32.11		$28.78		$27.36

Income (loss) from investment operations:
Net investment income (loss)	0.14	(e)	0.19	(e)	0.08	(e)	0.04	(e)	0.05	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4.03		6.23		(15.09)		3.32		1.42

Total from investment operations	4.17		6.42		(15.01)		3.36		1.47

Capital contribution from affiliate(†)	—		—		0.06		—		—

Less distributions:
Dividends from net investment income	(0.22)		(0.08)		(0.13)		(0.03)		(0.05)

Net asset value, end of year	$27.32		$23.37		$17.03		$32.11		$28.78

Total return	17.92	%(aa)	37.69%		(46.55	)%(n)	11.69%		5.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,009,682		$914,031		$690,098		$2,638,093		$2,332,898
Ratio of expenses to average net assets:
After fees paid indirectly	0.76%		0.67%		0.77%		0.72%		0.78%
Before fees paid indirectly	0.77%		0.82%		0.79%		0.79%		0.80%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.56%		0.96%		0.31%		0.14%		0.20%
Before fees paid indirectly	0.55%		0.81%		0.30%		0.07%		0.18%
Portfolio turnover rate	54%		91%		98%		87%		90%

	Year Ended December 31,
Class B	2010		2009		2008		2007		2006
Net asset value, beginning of year	$22.97		$16.74		$31.56		$28.33		$26.96

Income (loss) from investment operations:
Net investment income (loss)	—	#(e)	0.16	(e)	0.02	(e)	(0.03	)(e)	(0.01	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	4.03		6.09		(14.82)		3.26		1.38

Total from investment operations	4.03		6.25		(14.80)		3.23		1.37

Capital contribution from affiliate(†)	—		—		0.07		—		—

Less distributions:
Dividends from net investment income	(0.15)		(0.02)		(0.09)		—		—

Net asset value, end of year	$26.85		$22.97		$16.74		$31.56		$28.33

Total return	17.63	%(bb)	37.34%		(46.68	)%(o)	11.40%		5.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$696,114		$430,402		$115,805		$244,593		$261,648
Ratio of expenses to average net assets:
After fees paid indirectly	1.01%		0.92%		1.02%		0.97%		1.03%
Before fees paid indirectly	1.02%		1.07	%(c)	1.04%		1.04%		1.05%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.02)%		0.79%		0.08%		(0.10)%		(0.05)%
Before fees paid indirectly	(0.02)%		0.65%		0.06%		(0.18)%		(0.07)%
Portfolio turnover rate	54%		91%		98%		87%		90%

See Notes to Financial Statements.

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MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO(p)(q)

FINANCIAL HIGHLIGHTS (Continued)

(#)	Per share amount is less than $0.005.
(†)	The capital contribution from affiliate is related to certain adjustments to historic net asset values.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(n)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.77)%.
(o)	Includes a gain incurred resulting from a litigation payment. Without this gain, the total return would have been (46.87)%.
(p)	On September 18, 2009, this Portfolio received, through a substitution transaction, the assets and liabilities of the Multimanager Health Care Portfolio that followed the same objectives as this Portfolio. Information prior to the year ended December 31, 2009 represents the results of operations of the Multimanager Aggressive Equity Portfolio.
(q)	On September 17, 2010, this Portfolio received, through a substitution transaction, the assets and liabilities of Multimanager Large Cap Growth Portfolio that followed the same objectives as this Portfolio.
(aa)	Includes a gain incurred resulting in a litigation payment. Without this gain, the total return would have been 17.83%.
(bb)	Includes a gain incurred resulting in a litigation payment. Without this gain, the total return would have been 17.58%.

See Notes to Financial Statements.

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Financial Management, Inc.

➢	Pacific Investment Management Company LLC

➢	SSgA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	6.60%	5.64%	5.19%
Portfolio – Class B Shares	6.33	5.38	4.93
Barclays Capital U.S. Aggregate Bond Index	6.54	5.80	5.55
* Date of inception 12/31/01 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.60% for the year ended December 31, 2010. The Portfolio’s benchmark, the Barclays Capital U.S. Aggregate Bond Index, returned 6.54% over the same period.

The following Portfolio Highlights reflect the views of BlackRock Financial Management, Inc. and Pacific Investment Management Co., LLC, who manage allocated portions of the portfolio through active security and sector selection. Another allocated portion of the portfolio, managed by SSgA Funds Management, Inc. is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•

The Portfolio benefited from an overweight relative to its benchmark in non-government spread sectors, including commercial mortgage-backed securities (CMBS), asset-backed securities (ABS) and investment grade credit.

•	Also benefiting performance was the Portfolio’s out-of-benchmark allocation to high yield corporate credit and non-agency mortgage-backed securities (MBS), which generally rallied over the year.

•	An overweight to U.S. duration for most of the period added to returns as rates fell after a volatile year in yields.

•	An overweight to bonds of financial companies added to returns as this sector outpaced the broader corporate market.

What hurt performance during the year:

•

An underweight in government-related sectors such as U.S. Treasuries, agency/FDIC-backed corporate bonds and agency MBS during the first half of the year detracted from overall performance for the period as these sectors were the main beneficiaries of the market’s flight to quality seen in the first half of the year.

•

During the second half, the Portfolio’s positioning in agency MBS slightly detracted from performance as the sector was hurt by volatility resulting from the upward move in interest rates along with fears around government refinancing.

•

An underweight to agency mortgage-backed securities detracted from performance as this sector outperformed like-duration Treasuries. However, exposure to senior non-agency mortgages and an overweight to commercial mortgage-backed securities during the latter half of the year mitigated this negative impact.

•

A modest exposure to Build America Bonds detracted from returns as taxable municipal supply spiked in the fourth quarter amid the rush by local governments to tap the federal government subsidy before it expired at the end of this year.

MULTIMANAGER CORE BOND PORTFOLIO (Unaudited)

Portfolio Characteristics
As of December 31, 2010
Weighted Average Life (Years)	6.8
Weighted Average Coupon (%)	4.1
Weighted Average Modified Duration (Years)*	4.9
Weighted Average Rating	AA
* Modified duration is a measure of the price sensitivity of the portfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/2010	% of Net Assets
Government Securities	64.7%
Corporate Bonds	34.7
Asset-Backed and Mortgage-Backed Securities	7.2
Convertible Preferred Stocks	0.1
Cash and Other	(6.7)

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,012.20	$3.50
Hypothetical (5% average return before expenses)	1,000.00	1,021.73	3.52
Class B
Actual	1,000.00	1,011.00	4.76
Hypothetical (5% average return before expenses)	1,000.00	1,020.47	4.79

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.69% and 0.94%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (7.2%)
Asset-Backed Securities (1.8%)
AEP Texas Central Transition Funding LLC,
Series 2002-1 A5 6.250%, 1/15/17	$150,000	$173,637
Ally Auto Receivables Trust, Series 2010-3 A3 1.110%, 10/15/14	100,000	100,033
American Money Management Corp.,
Series 2006-6A A1A 0.513%, 5/3/18(l)§†	2,500,000	2,352,069
Ameriquest Mortgage Securities, Inc.,
Series 2004-R11 A1 0.563%, 11/25/34(l)	640,768	583,528
Bank of America Credit Card Trust,
Series 2008-A5 A5 1.460%, 12/16/13(l)	3,900,000	3,920,040
BMW Vehicle Owner Trust, Series 2010-A A3 1.390%, 4/25/14	100,000	100,775
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7 4.700%, 6/15/15	750,000	794,169
Series 2006-A5 A5 0.320%, 1/15/16(l)	550,000	544,548
Series 2007-A7 A7 5.750%, 7/15/20	125,000	141,823
Chase Issuance Trust,
Series 2007-A17 A 5.120%, 10/15/14	1,500,000	1,611,602
Series 2009-A2 A2 1.810%, 4/15/14(l)	9,800,000	9,966,601
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10 4.750%, 12/10/15	200,000	217,829
Series 2003-A7 A7 4.150%, 7/7/17	700,000	751,948
Series 2005-A2 A2 4.850%, 3/10/17	125,000	137,908
Series 2005-A9 A9 5.100%, 11/20/17	250,000	278,664
Series 2006-A3 A3 5.300%, 3/15/18	500,000	562,085
Series 2007-A8 A8 5.650%, 9/20/19	325,000	370,943
Series 2008-A1 A1 5.350%, 2/7/20	250,000	280,405
Series 2009-A4 A4 4.900%, 6/23/16	250,000	275,118
Citibank Omni Master Trust, Series 2009-A12 A12 3.350%, 8/15/16§	1,000,000	1,022,610
Series 2009-A14A A14 3.010%, 8/15/18(l)§	1,190,000	1,243,999
Series 2009-A8 A8 2.360%, 5/16/16(l)§	810,000	820,494
Delta Air Lines, Inc., Series 01A2 7.111%, 9/18/11	4,000,000	4,130,000

	Principal Amount	Value (Note 1)

EFS Volunteer LLC, Series 2010-1 A1 1.138%, 10/26/26(l)§	$1,927,000	$1,924,372
Ford Credit Auto Owner Trust, Series 2008-C A3 1.680%, 6/15/12(l)	3,995,041	4,004,300
Series 2009-E A2 0.800%, 3/15/12	7,256,563	7,258,446
Series 2010-B A3 0.980%, 10/15/14	100,000	99,931
Ford Credit Floorplan Master Owner Trust,
Series 2009-2 A 1.810%, 9/15/14(l)	3,070,000	3,108,684
Granite Master Issuer plc, Series 2006-3 A7 0.361%, 12/20/54(l)	1,431,340	1,331,954
GSAA Home Equity Trust, Series 2006-5 2A1 0.331%, 3/25/36(l)	91,734	62,543
Honda Auto Receivables Owner Trust,
Series 2010-3 A3 0.700%, 4/21/14	65,000	64,700
Magnolia Funding Ltd., Series 2010-1A A1 3.000%, 4/20/17§	3,033,670	4,019,112
Mid-State Trust, Series 4 A 8.330%, 4/1/30	166,762	168,075
Nissan Auto Receivables Owner Trust,
Series 2010-A A3 0.870%, 7/15/14	100,000	99,674
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5 4.470%, 12/25/14	250,000	265,224
Renaissance Home Equity Loan Trust,
Series 2003-3 A 0.761%, 12/25/33(l)	188,281	170,297
SLM Student Loan Trust, Series 2008-5 A3 1.588%, 1/25/18(l)	1,930,000	1,987,795
Series 2008-5 A4 1.988%, 7/25/23(l)	4,040,000	4,265,125
Series 2008-9 A 1.788%, 4/25/23(l)	16,472,843	17,091,332
Series 2010-C A1 1.910%, 12/15/17(l)§	1,426,216	1,419,730
Structured Asset Receivables Trust,
Series 2003-2A CTFS 1.989%, 1/21/11(l)§†(b)	976	976
Structured Receivables Finance LLC,
Series 2010-B A 3.730%, 8/15/36§	902,008	886,223

		78,609,321

Non-Agency CMO (5.4%)
321 Henderson Receivables I LLC,
Series 2010-3A A 3.820%, 12/15/48§	1,430,141	1,370,723
American Home Mortgage Investment Trust,
Series 2004-3 5A 2.264%, 10/25/34(l)	252,382	229,585

See Notes to Financial Statements.

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MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Arkle Master Issuer plc, Series 2010-1A 2A 1.434%, 5/17/60(l)§	$2,490,000	$2,478,430
Banc of America Commercial Mortgage, Inc.,
Series 2001-1 A2 6.503%, 4/15/36	537,139	540,556
Series 2002-PB2 A4 6.186%, 6/11/35	1,513,086	1,561,633
Series 2005-1 A4 5.060%, 11/10/42(l)	700,000	742,559
Series 2006-5 AM 5.448%, 9/10/47	190,000	185,510
Series 2006-6 A4 5.356%, 10/10/45	250,000	258,285
Series 2007-2 A2 5.634%, 4/10/49(l)	1,000,000	1,042,966
Series 2007-2 A4 5.689%, 4/10/49(l)	1,500,000	1,567,713
Series 2007-3 A4 5.658%, 6/10/49(l)	4,380,000	4,496,266
Banc of America Funding Corp.,
Series 2006-A 1A1 2.799%, 2/20/36(l)	1,280,220	1,190,397
Banc of America Large Loan, Inc.,
Series 2009-UB1 A4A 5.621%, 6/24/50(l)§	2,200,000	2,348,893
Series 2010-HLTN 2.010%, 11/15/15(l)§	6,206,902	5,533,718
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2007-4 22A1 5.869%, 6/25/47(l)	569,896	473,305
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4 4.680%, 8/13/39(l)	1,825,000	1,927,442
Series 2004-T16 A6 4.750%, 2/13/46(l)	1,340,000	1,403,658
Series 2005-PW10 AM 5.449%, 12/11/40(l)	210,000	212,812
Series 2005-PWR7 A3 5.116%, 2/11/41(l)	600,000	634,568
Series 2006-PW14 A4 5.201%, 12/11/38	400,000	420,494
Series 2006-T24 A4 5.537%, 10/12/41	825,000	892,520
Series 2007-PW16 A4 5.717%, 6/11/40(l)	1,000,000	1,064,299
Citigroup Commercial Mortgage Trust, Inc.,
Series 2007-C6 A4 5.698%, 12/10/49(l)	500,000	534,546
Series 2008-C7 A3 6.179%, 12/10/49(l)	7,500,000	8,039,797
Series 2008-C7 A4 6.179%, 12/10/49(l)	2,259,313	2,454,653
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-AR1 1A1 2.630%, 10/25/35(l)	5,774,731	4,850,789
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4 A2B 5.205%, 12/11/49	300,000	307,740

	Principal Amount	Value (Note 1)

Citimortgage Alternative Loan Trust,
Series 2007-A8 A1 6.000%, 10/25/37	$2,156,133	$1,714,166
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4 4.982%, 5/10/43(l)	1,400,000	1,493,668
Series 2010-C1 A1 3.156%, 7/10/46§	7,786,120	7,803,640
Countrywide Alternative Loan Trust,
Series 2003-J3 2A1 6.250%, 12/25/33	112,454	114,531
Series 2006-OA21 A1 0.451%, 3/20/47(l)	1,074,869	564,647
Series 2006-OA22 A1 0.421%, 2/25/47(l)	407,815	256,170
Series 2006-OA6 1A2 0.471%, 7/25/46(l)	248,265	145,010
Series 2007-OH1 A1D 0.471%, 4/25/47(l)	415,054	230,992
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2006-OA5 2A1 0.461%, 4/25/46(l)	440,336	264,508
Credit Suisse Commercial Mortgage Trust,
Series 2007-C3 A2 5.721%, 6/15/39(l)	4,080,876	4,170,450
Credit Suisse Mortgage Capital Certificates,
Series 2006-8 3A1 6.000%, 10/25/21	412,209	335,117
Series 2006-C3 AM 5.826%, 6/15/38(l)	540,000	556,748
Series 2006-C4 A3 5.467%, 9/15/39	1,000,000	1,029,504
Series 2006-C5 A3 5.311%, 12/15/39	3,000,000	3,053,665
Series 2010-RR1 2A 5.695%, 7/15/17(l)§	4,800,000	4,943,548
Series 2010-RR1 3A 5.658%, 6/10/49(l)§	4,800,000	5,031,454
Series 2010-RR7 2A 5.467%, 9/18/39(l)§	2,785,000	2,899,954
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4 A2 5.183%, 11/15/36	1,525,000	1,591,882
Series 2002-CP3 A3 5.603%, 7/15/35	2,160,000	2,257,932
Series 2002-CP5 A2 4.940%, 12/15/35	2,065,000	2,158,471
Series 2003-C3 A5 3.936%, 5/15/38	2,220,000	2,303,273
Series 2004-C2 A1 3.819%, 5/15/36	338,589	350,140
Series 2004-C4 A6 4.691%, 10/15/39	600,000	630,549
Series 2004-C5 A4 4.829%, 11/15/37	1,000,000	1,051,267
CW Capital Cobalt Ltd., Series 2007-C3 A4 5.818%, 5/15/46(l)	567,500	582,789
Deutsche Bank AG, Series 2006-OA1 A1 0.461%, 2/25/47(l)	225,084	148,679

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

EMF-NL B.V., Series 2008-1X A1 1.887%, 10/17/39(l) (m)	$663,897	$871,024
Series 2008-1X A3 2.237%, 10/17/41(l) (m)	500,000	447,499
Series 2008-2X A2 1.987%, 7/17/41(l) (m)	1,200,000	1,041,987
Extended Stay America Trust, Series 2010-ESHA A 2.951%, 11/5/27§	4,118,391	4,051,138
First Republic Mortgage Loan Trust,
Series 2001-FRB1 A 0.610%, 11/15/31(l)	479,107	439,459
First Union National Bank Commercial Mortgage Trust,
Series 2001-C4 A2 6.223%, 12/12/33	1,825,559	1,876,750
GE Capital Commercial Mortgage Corp.,
Series 2005-C4 AJ 5.315%, 11/10/45(l)	500,000	467,144
Series 2007-C1 A4 5.543%, 12/10/49	1,500,000	1,510,519
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3 A2 4.930%, 7/10/39	2,075,000	2,170,746
Series 2004-C3 A5 4.864%, 12/10/41	700,000	732,426
Series 2006-C1 AM 5.290%, 11/10/45(l)	330,000	327,316
Granite Master Issuer plc, Series 2006-4 A6 0.351%, 12/20/54(l)	3,578,349	3,329,888
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4 4.799%, 8/10/42(l)	1,333,000	1,385,691
Series 2006-GG7 A4 5.883%, 7/10/38(l)	1,250,000	1,357,585
Series 2007-GG9 A4 5.444%, 3/10/39	950,000	1,001,089
GS Mortgage Securities Corp. II, Series 2004-GG2 A6 5.396%, 8/10/38(l)	1,027,000	1,101,333
Series 2005-GG4 A4 4.761%, 7/10/39	1,000,000	1,029,821
Series 2006-GG6 A4 5.553%, 4/10/38(l)	1,000,000	1,069,634
Series 2010-C1 A2 4.592%, 8/10/43§	6,200,000	6,259,831
GSR Mortgage Loan Trust, Series 2004-9 4A1 2.915%, 8/25/34(l)	1,586,209	1,513,938
Series 2005-AR4 6A1 5.250%, 7/25/35(l)	3,466,539	3,374,606
Series 2005-AR6 2A1 2.825%, 9/25/35(l)	1,352,432	1,264,867
Series 2006-AR2 2A1 3.082%, 4/25/36(l)	602,035	491,615
Holmes Master Issuer plc, Series 2007-2A 3A1 0.369%, 7/15/21(l)	2,850,000	2,832,410
Homebanc Mortgage Trust, Series 2005-4 A1 0.531%, 10/25/35(l)	649,605	509,013

	Principal Amount	Value (Note 1)

Impac CMB Trust, Series 2003-8 2A1 1.161%, 10/25/33(l)	$149,434	$127,801
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2001-C1 A3 5.857%, 10/12/35	1,443,792	1,474,475
Series 2001-CIB2 A3 6.429%, 4/15/35	306,428	310,938
Series 2003-CB7 A4 4.879%, 1/12/38(l)	1,000,000	1,054,386
Series 2004-CB8 A1A 4.158%, 1/12/39§	880,536	902,711
Series 2005-LDP1 A3 4.865%, 3/15/46	2,000,000	2,057,400
Series 2005-LDP3 A4B 4.996%, 8/15/42(l)	1,275,000	1,298,596
Series 2006-CB15 A3 5.819%, 6/12/43	1,650,000	1,735,021
Series 2006-CB15 A4 5.814%, 6/12/43(l)	785,000	841,558
Series 2007-CB18 A4 5.440%, 6/12/47	1,350,000	1,411,449
Series 2007-LD12 A2 5.827%, 2/15/51	1,000,000	1,032,375
JP Morgan Mortgage Trust, Series 2006-A3 6A1 2.992%, 8/25/34(l)	1,087,214	991,750
Series 2006-S2 2A2 5.875%, 7/25/36	166,189	158,976
Series 2007-A1 3A3 2.974%, 7/25/35(l)	890,839	835,666
Series 2007-S1 1A2 5.500%, 3/25/22	165,704	160,105
LB-UBS Commercial Mortgage Trust,
Series 2002-C2 A4 5.594%, 6/15/31	2,089,000	2,185,083
Series 2003-C7 A2 4.064%, 9/15/27(l)	90,224	90,429
Series 2004-C2 A4 4.367%, 3/15/36	1,800,000	1,855,491
Series 2004-C7 A1A 4.475%, 10/15/29	1,879,552	1,932,944
Series 2005-C7 A4 5.197%, 11/15/30(l)	300,000	323,617
Series 2006-C4 AM 5.901%, 6/15/38(l)	240,000	252,668
Series 2006-C7 AM 5.378%, 11/15/38	230,000	230,643
Series 2007-C1 A4 5.424%, 2/15/40	4,000,000	4,226,858
Series 2007-C6 A4 5.858%, 7/15/40(l)	2,820,000	2,971,418
Series 2007-C7 A3 5.866%, 9/15/45(l)	3,940,000	4,161,945
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A1 3A 1.946%, 12/25/32(l)	207,091	201,815
Series 2005-A10 A 0.471%, 2/25/36(l)	1,928,008	1,392,430
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4 4.864%, 8/12/39(l)	900,000	938,956

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Series 2007-C1 A4 5.826%, 6/12/50(l)	$1,000,000	$1,059,512
Series 2008-C1 A3 5.710%, 2/12/51	300,000	316,776
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4 5.378%, 8/12/48	2,700,000	2,730,451
Series 2007-6 A4 5.485%, 3/12/51(l)	150,000	146,512
Morgan Stanley, Series 2009-GG10 A4A 5.807%, 8/12/45(l)§	1,800,000	1,924,644
Morgan Stanley Capital I, Inc., Series 2004-IQ8 A5 5.110%, 6/15/40(l)	600,000	638,310
Series 2005-HQ5 A4 5.168%, 1/14/42	1,194,000	1,274,233
Series 2005-IQ9 A5 4.700%, 7/15/56	1,875,000	1,975,229
Series 2007-HQ13 A1 5.357%, 12/15/44	1,203,015	1,249,200
Series 2007-IQ14 A2 5.610%, 4/15/49	1,000,000	1,030,649
Series 2007-IQ14 A2FX 5.610%, 4/15/49	3,000,000	3,074,092
Series 2007-IQ15 A4 5.879%, 6/11/49(l)	3,450,000	3,684,966
Series 2007-T25 A3 5.514%, 11/12/49(l)	1,500,000	1,602,829
Series 2007-T27 A4 5.648%, 6/11/42(l)	1,210,000	1,307,191
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2002-IQ2 A4 5.740%, 12/15/35	1,515,268	1,573,992
OBP Depositor LLC Trust, Series 2010-OBP A 4.646%, 7/15/45§	6,500,000	6,643,489
RBSCF Trust, Series 2010-RR3 CSCA 5.467%, 9/16/39(l)§	800,000	841,096
Series 2010-RR3 JPMA 5.420%, 1/16/49(l)§	2,500,000	2,606,933
Series 2010-RR4 CMLA 6.014%, 8/16/17(l)§	1,234,000	1,318,011
Salomon Brothers Mortgage Securities VII, Inc.,
Series 2001-C2 A3 6.499%, 11/13/36	1,764,970	1,815,104
Sequoia Mortgage Trust, Series 10 2A1 0.641%, 10/20/27(l)	63,309	59,627
Series 2003-4 2A1 0.611%, 7/20/33(l)	172,145	161,767
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS 1A1 0.581%, 10/25/35(l)	426,830	294,335
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.511%, 7/19/35(l)	393,964	271,146
Series 2005-AR5 A2 0.511%, 7/19/35(l)	1,905,269	1,613,094
Series 2006-AR3 12A1 0.481%, 5/25/36(l)	1,640,916	934,867

	Principal Amount	Value (Note 1)

Thornburg Mortgage Securities Trust,
Series 2007-1 A3A 0.361%, 3/25/37(l)	$1,061,690	$1,022,401
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A3 6.049%, 8/15/39(l)	985,000	1,071,015
UBS Commercial Mortgage Trust,
Series 2007-FL1 A1 1.160%, 7/15/24(l)§	1,982,265	1,865,585
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4 4.964%, 11/15/35(l)	2,300,000	2,437,156
Series 2004-C11 A5 5.215%, 1/15/41(l)	975,000	1,040,457
Series 2005-C17 APB 5.037%, 3/15/42	1,339,264	1,407,353
Series 2005-C20 A6A 5.110%, 7/15/42(l)	2,290,000	2,385,180
Series 2005-C22 A4 5.270%, 12/15/44(l)	1,320,000	1,421,013
Series 2007-C31 A2 5.421%, 4/15/47	1,500,000	1,551,614
Series 2007-C33 A4 5.902%, 2/15/51(l)	1,700,000	1,787,504
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.728%, 8/25/42(l)	87,144	73,534
Series 2003-AR1 A5 2.370%, 3/25/33(l)	755,601	692,711
Series 2005-AR7 A4 2.786%, 8/25/35(l)	618,511	547,362
Series 2007-OA4 1A 1.098%, 5/25/47(l)	500,716	328,682
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR12 2A4 2.831%, 7/25/35(l)	142,543	141,473
Series 2006-AR12 2A1 5.928%, 9/25/36(l)	542,778	509,781

		226,492,320

Total Asset-Backed and Mortgage-Backed Securities		305,101,641

Corporate Bonds (34.7%)
Consumer Discretionary (1.3%)
Auto Components (0.0%)
BorgWarner, Inc. 4.625%, 9/15/20	445,000	439,331

Automobiles (0.1%)
Daimler Finance N.A. LLC 5.750%, 9/8/11	2,350,000	2,428,210
6.500%, 11/15/13	819,000	927,165

		3,355,375

Hotels, Restaurants & Leisure (0.0%)
International Game Technology 7.500%, 6/15/19	75,000	84,425
5.500%, 6/15/20	100,000	100,581
Marriott International, Inc. 5.625%, 2/15/13	250,000	268,122

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

McDonald’s Corp. 3.500%, 7/15/20	$160,000	$154,330
6.300%, 3/1/38	682,000	803,782
Yum! Brands, Inc. 4.250%, 9/15/15	250,000	263,797
5.300%, 9/15/19	150,000	158,875
6.875%, 11/15/37	100,000	113,491

		1,947,403

Household Durables (0.0%)
Fortune Brands, Inc. 3.000%, 6/1/12	250,000	253,749
6.375%, 6/15/14	100,000	108,377
Newell Rubbermaid, Inc. 4.700%, 8/15/20	150,000	148,792
Toll Brothers Finance Corp. 8.910%, 10/15/17	200,000	235,972
6.750%, 11/1/19	125,000	131,334
Whirlpool Corp. 8.000%, 5/1/12	115,000	123,926
8.600%, 5/1/14	50,000	57,655

		1,059,805

Leisure Equipment & Products (0.0%)
Hasbro, Inc. 6.350%, 3/15/40	110,000	111,307

Media (1.0%)
CBS Corp. 8.875%, 5/15/19	950,000	1,195,178
5.750%, 4/15/20	35,000	37,193
7.875%, 7/30/30	823,000	971,704
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12§	1,450,000	1,522,500
3.540%, 9/6/16	1,800,000	1,774,499
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	208,235
9.455%, 11/15/22	740,000	1,023,850
Comcast Corp. 6.500%, 1/15/15	969,000	1,103,427
5.900%, 3/15/16	1,395,000	1,561,746
5.700%, 5/15/18	300,000	330,158
5.700%, 7/1/19	250,000	273,314
6.450%, 3/15/37	658,000	703,050
6.950%, 8/15/37	916,000	1,036,058
6.550%, 7/1/39	250,000	271,883
6.400%, 3/1/40	425,000	455,543
COX Communications, Inc. 7.125%, 10/1/12	115,000	126,123
4.625%, 6/1/13	600,000	642,089
8.375%, 3/1/39§	1,390,000	1,801,316
CSC Holdings LLC 7.625%, 4/1/11	1,000,000	1,012,500
DIRECTV Holdings LLC 3.550%, 3/15/15	195,000	198,105
5.200%, 3/15/20	130,000	134,769
6.350%, 3/15/40	40,000	42,079
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	414,000	459,022
5.875%, 10/1/19	200,000	217,369

	Principal Amount	Value (Note 1)

4.600%, 2/15/21	$200,000	$197,399
6.000%, 8/15/40	570,000	572,240
Discovery Communications LLC 3.700%, 6/1/15	1,040,000	1,076,750
5.050%, 6/1/20	200,000	211,493
6.350%, 6/1/40	100,000	108,008
DISH DBS Corp. 6.375%, 10/1/11	5,450,000	5,613,500
McGraw-Hill Cos., Inc. 6.550%, 11/15/37	200,000	215,973
NBC Universal, Inc. 3.650%, 4/30/15§	500,000	512,848
5.150%, 4/30/20§	1,760,000	1,824,458
4.375%, 4/1/21§	1,265,000	1,227,818
6.400%, 4/30/40§	350,000	371,687
News America Holdings, Inc. 9.250%, 2/1/13	957,000	1,102,938
7.750%, 1/20/24	1,543,000	1,819,384
8.500%, 2/23/25	232,000	283,511
8.450%, 8/1/34	73,000	90,724
News America, Inc. 6.150%, 3/1/37	666,000	694,360
7.850%, 3/1/39	250,000	311,257
Omnicom Group, Inc. 6.250%, 7/15/19	150,000	166,508
4.450%, 8/15/20	90,000	88,068
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	100,000	127,139
Thomson Reuters Corp. 5.700%, 10/1/14	730,000	811,174
4.700%, 10/15/19	150,000	157,666
Time Warner Cable, Inc. 6.200%, 7/1/13	200,000	222,126
5.850%, 5/1/17	1,358,000	1,515,254
5.000%, 2/1/20	780,000	802,728
7.300%, 7/1/38	275,000	321,561
6.750%, 6/15/39	250,000	276,118
5.875%, 11/15/40	745,000	737,073
Time Warner Entertainment Co. LP
8.375%, 3/15/23	700,000	878,934
Time Warner, Inc. 5.875%, 11/15/16	668,000	753,983
4.700%, 1/15/21	340,000	346,177
7.700%, 5/1/32	1,364,000	1,665,023
6.100%, 7/15/40	220,000	230,843
Viacom, Inc. 4.375%, 9/15/14	100,000	106,462
5.625%, 9/15/19	350,000	388,873
6.875%, 4/30/36	300,000	344,205
Walt Disney Co. 4.500%, 12/15/13	500,000	546,064
5.500%, 3/15/19	500,000	567,687

		44,389,724

Multiline Retail (0.1%)
Kohl’s Corp. 6.250%, 12/15/17	200,000	230,751
Nordstrom, Inc. 6.750%, 6/1/14	100,000	113,335
4.750%, 5/1/20	70,000	71,049

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Target Corp. 5.125%, 1/15/13	$500,000	$541,214
6.000%, 1/15/18	300,000	347,318
7.000%, 1/15/38	500,000	612,967
Wal-Mart Stores, Inc. 2.875%, 4/1/15	500,000	512,903
3.250%, 10/25/20	500,000	469,923

		2,899,460

Specialty Retail (0.1%)
AutoZone, Inc. 4.000%, 11/15/20	75,000	70,836
Home Depot, Inc. 5.400%, 3/1/16	1,000,000	1,120,605
Lowe’s Cos., Inc. 4.625%, 4/15/20	100,000	105,409
5.800%, 10/15/36	655,000	686,676
5.800%, 4/15/40	45,000	47,629
TJX Cos., Inc. 4.200%, 8/15/15	100,000	107,180
6.950%, 4/15/19	145,000	176,125

		2,314,460

Total Consumer Discretionary		56,516,865

Consumer Staples (1.3%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc. 6.450%, 9/1/37	100,000	114,426
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	700,000	722,268
5.375%, 11/15/14§	4,250,000	4,682,450
4.125%, 1/15/15	630,000	663,527
5.375%, 1/15/20	1,190,000	1,289,470
6.375%, 1/15/40	250,000	286,328
Bottling Group LLC 6.950%, 3/15/14	700,000	811,170
5.500%, 4/1/16	200,000	227,919
Brown-Forman Corp. 2.500%, 1/15/16	150,000	148,555
Coca-Cola Co. 0.750%, 11/15/13	150,000	148,057
1.500%, 11/15/15	200,000	191,969
3.150%, 11/15/20	70,000	65,680
Coca-Cola Refreshments USA, Inc.
1.125%, 11/12/13	100,000	99,025
7.375%, 3/3/14	500,000	582,866
Diageo Finance B.V. 3.250%, 1/15/15	200,000	206,080
5.300%, 10/28/15	1,288,000	1,433,095
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	100,000	102,333
PepsiAmericas, Inc. 4.375%, 2/15/14	250,000	270,382
PepsiCo, Inc. 5.150%, 5/15/12	200,000	211,407
3.750%, 3/1/14	100,000	105,829
7.900%, 11/1/18	500,000	643,306
4.500%, 1/15/20	200,000	209,818
5.500%, 1/15/40	200,000	211,406

		13,427,366

	Principal Amount	Value (Note 1)

Food & Staples Retailing (0.4%)
Costco Wholesale Corp. 5.300%, 3/15/12	$200,000	$210,408
5.500%, 3/15/17	200,000	227,867
CVS Caremark Corp. 4.875%, 9/15/14	250,000	271,460
3.250%, 5/18/15	100,000	101,629
4.750%, 5/18/20	100,000	103,826
6.250%, 6/1/27	688,000	756,599
6.302%, 6/1/37(l)	200,000	192,750
CVS Pass-Through Trust 7.507%, 1/10/32§	5,511,866	6,262,802
Delhaize Group S.A. 5.875%, 2/1/14	250,000	275,890
Kroger Co. 7.500%, 1/15/14	500,000	576,477
3.900%, 10/1/15	250,000	262,677
6.400%, 8/15/17	250,000	287,040
8.000%, 9/15/29	250,000	314,221
Safeway, Inc. 5.800%, 8/15/12	400,000	430,488
7.250%, 2/1/31	250,000	278,939
Walgreen Co. 4.875%, 8/1/13	200,000	218,448
5.250%, 1/15/19	200,000	222,380
Wal-Mart Stores, Inc. 5.000%, 4/5/12	500,000	525,384
5.800%, 2/15/18	500,000	574,518
7.550%, 2/15/30	300,000	386,869
5.250%, 9/1/35	707,000	711,488
6.500%, 8/15/37	400,000	469,939
5.625%, 4/1/40	300,000	319,496
Woolworths Ltd. 4.000%, 9/22/20§	2,725,000	2,638,816

		16,620,411

Food Products (0.3%)
Archer-Daniels-Midland Co. 6.625%, 5/1/29	200,000	231,574
5.375%, 9/15/35	250,000	252,545
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	85,000	99,665
Campbell Soup Co. 3.375%, 8/15/14	100,000	105,126
3.050%, 7/15/17	100,000	100,458
4.500%, 2/15/19	540,000	570,781
ConAgra Foods, Inc. 5.819%, 6/15/17	200,000	217,095
Corn Products International, Inc. 3.200%, 11/1/15	100,000	100,304
4.625%, 11/1/20	100,000	98,628
6.625%, 4/15/37	100,000	104,531
General Mills, Inc. 5.250%, 8/15/13	300,000	329,749
5.650%, 2/15/19	400,000	445,302
5.400%, 6/15/40	65,000	65,864
H.J. Heinz Co. 5.350%, 7/15/13	400,000	438,565
Hershey Co. 4.850%, 8/15/15	640,000	698,361
Kellogg Co. 4.250%, 3/6/13	500,000	530,698

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Kraft Foods, Inc. 6.250%, 6/1/12	$1,346,000	$1,439,851
4.125%, 2/9/16	150,000	157,458
6.500%, 8/11/17	580,000	675,162
6.125%, 2/1/18	1,702,000	1,944,186
5.375%, 2/10/20	1,745,000	1,878,089
7.000%, 8/11/37	170,000	199,020
6.500%, 2/9/40	500,000	560,315
Ralcorp Holdings, Inc. 6.625%, 8/15/39	100,000	103,598
Wm. Wrigley Jr. Co. 2.450%, 6/28/12§	3,000,000	3,021,276

		14,368,201

Household Products (0.1%)
Clorox Co. 5.450%, 10/15/12	400,000	429,004
3.550%, 11/1/15	100,000	102,901
Kimberly-Clark Corp. 7.500%, 11/1/18	250,000	313,241
6.625%, 8/1/37	100,000	120,065
Procter & Gamble Co. 1.375%, 8/1/12	175,000	176,944
3.150%, 9/1/15	350,000	363,518
4.700%, 2/15/19	200,000	216,497
5.550%, 3/5/37	684,000	744,851

		2,467,021

Personal Products (0.0%)
Avon Products, Inc. 5.625%, 3/1/14	200,000	221,614

Tobacco (0.2%)
Altria Group, Inc. 8.500%, 11/10/13	1,340,000	1,586,074
9.950%, 11/10/38	500,000	704,566
Lorillard Tobacco Co. 8.125%, 5/1/40	100,000	102,536
Philip Morris International, Inc. 6.875%, 3/17/14	775,000	893,043
5.650%, 5/16/18	1,352,000	1,524,277
4.500%, 3/26/20	1,500,000	1,549,099
Reynolds American, Inc. 6.750%, 6/15/17	400,000	447,087

		6,806,682

Total Consumer Staples		53,911,295

Energy (2.4%)
Energy Equipment & Services (0.1%)
Baker Hughes, Inc. 5.125%, 9/15/40	500,000	488,391
Diamond Offshore Drilling, Inc. 5.875%, 5/1/19	105,000	116,457
5.700%, 10/15/39	250,000	248,226
Halliburton Co. 6.700%, 9/15/38	300,000	352,290
Rowan Cos., Inc. 7.875%, 8/1/19	130,000	150,865

	Principal Amount	Value (Note 1)

Transocean, Inc. 4.950%, 11/15/15	$200,000	$206,692
6.000%, 3/15/18	273,000	286,730
6.500%, 11/15/20	200,000	212,344
6.800%, 3/15/38	200,000	204,972
Weatherford International Ltd. 5.500%, 2/15/16	649,000	688,657
9.625%, 3/1/19	250,000	320,797

		3,276,421

Oil, Gas & Consumable Fuels (2.3%)
Alberta Energy Co., Ltd. 8.125%, 9/15/30	628,000	764,229
Anadarko Petroleum Corp. 5.950%, 9/15/16	640,000	687,545
6.450%, 9/15/36	250,000	249,347
7.950%, 6/15/39	300,000	346,511
Apache Corp. 6.000%, 1/15/37	682,000	750,002
BG Energy Capital plc 2.500%, 12/9/15§	5,575,000	5,523,565
Buckeye Partners LP 5.500%, 8/15/19	150,000	158,408
Canadian Natural Resources Ltd.
5.700%, 5/15/17	689,000	785,570
6.500%, 2/15/37	980,000	1,114,748
6.250%, 3/15/38	250,000	276,232
Cenovus Energy, Inc. 4.500%, 9/15/14	100,000	107,155
5.700%, 10/15/19	200,000	226,800
6.750%, 11/15/39	1,770,000	2,062,039
Chevron Corp. 3.450%, 3/3/12	500,000	515,933
4.950%, 3/3/19	250,000	280,232
ConocoPhillips 4.400%, 5/15/13	2,000,000	2,147,320
5.750%, 2/1/19	500,000	569,807
7.000%, 3/30/29	329,000	399,062
Devon Energy Corp. 7.950%, 4/15/32	200,000	265,560
Devon Financing Corp. ULC 7.875%, 9/30/31	342,000	450,905
Enbridge Energy Partners LP 9.875%, 3/1/19	250,000	328,748
5.200%, 3/15/20	30,000	31,443
Enbridge, Inc. 5.800%, 6/15/14	500,000	556,204
EnCana Corp. 4.750%, 10/15/13	656,000	708,281
6.500%, 5/15/19	2,645,000	3,135,015
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	544,327
9.000%, 4/15/19	500,000	626,388
Enterprise Products Operating LLC
9.750%, 1/31/14	375,000	452,980
5.200%, 9/1/20	250,000	259,006
6.650%, 10/15/34	250,000	272,422
6.125%, 10/15/39	160,000	166,529
EOG Resources, Inc.
2.950%, 6/1/15	500,000	503,473
5.625%, 6/1/19	125,000	138,031

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	$1,800,000	$2,083,500
9.250%, 4/23/19(m)	1,600,000	1,966,080
Hess Corp.
7.300%, 8/15/31	659,000	790,348
5.600%, 2/15/41	150,000	148,910
Husky Energy, Inc.
5.900%, 6/15/14	85,000	93,414
7.250%, 12/15/19	50,000	59,371
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	4,430,000	4,479,177
5.000%, 12/15/13	200,000	217,294
5.625%, 2/15/15	65,000	71,336
6.000%, 2/1/17	200,000	220,811
6.850%, 2/15/20	145,000	166,138
5.300%, 9/15/20	200,000	207,663
5.800%, 3/1/21	10,600,000	11,355,176
7.400%, 3/15/31	200,000	223,684
6.950%, 1/15/38	200,000	217,320
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	171,001
4.250%, 2/1/21	100,000	96,420
Marathon Oil Corp.
7.500%, 2/15/19	500,000	620,968
6.600%, 10/1/37	200,000	228,448
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	371,756
Nexen, Inc.
6.200%, 7/30/19	30,000	32,303
5.875%, 3/10/35	672,000	624,851
6.400%, 5/15/37	785,000	760,572
7.500%, 7/30/39	120,000	130,499
NuStar Logistics LP
4.800%, 9/1/20	200,000	193,971
Occidental Petroleum Corp.
7.000%, 11/1/13	200,000	231,245
2.500%, 2/1/16	100,000	99,717
4.125%, 6/1/16	150,000	161,786
4.100%, 2/1/21	200,000	203,289
ONEOK Partners LP
8.625%, 3/1/19	350,000	436,670
PC Financial Partnership
5.000%, 11/15/14	500,000	540,337
Pemex Project Funding Master Trust
6.625%, 6/15/35	670,000	681,721
Petrobras International Finance Co.
5.875%, 3/1/18	1,125,000	1,197,920
8.375%, 12/10/18	400,000	486,506
7.875%, 3/15/19	750,000	886,627
5.750%, 1/20/20	4,180,000	4,337,034
6.875%, 1/20/40	250,000	262,601
Petroleos Mexicanos
4.875%, 3/15/15	250,000	263,125
8.000%, 5/3/19	500,000	602,500
6.000%, 3/5/20	120,000	127,200
5.500%, 1/21/21	7,500,000	7,593,750
Plains All American Pipeline LP
8.750%, 5/1/19	100,000	124,099
6.650%, 1/15/37	678,000	712,630
Shell International Finance B.V.
1.875%, 3/25/13	235,000	238,544

	Principal Amount	Value (Note 1)

4.000%, 3/21/14	$500,000	$532,049
3.100%, 6/28/15	7,650,000	7,856,160
4.300%, 9/22/19	400,000	417,022
4.375%, 3/25/20	300,000	314,657
6.375%, 12/15/38	500,000	592,615
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	388,732
8.000%, 10/1/19	100,000	121,826
Statoil ASA
3.125%, 8/17/17	5,200,000	5,149,238
5.250%, 4/15/19	650,000	724,031
5.100%, 8/17/40	400,000	399,916
Suncor Energy, Inc.
5.950%, 12/1/34	250,000	253,148
6.850%, 6/1/39	500,000	574,874
Sunoco, Inc.
9.625%, 4/15/15	200,000	237,041
Talisman Energy, Inc.
7.750%, 6/1/19	75,000	92,591
Total Capital S.A.
3.125%, 10/2/15	400,000	409,823
4.450%, 6/24/20	4,650,000	4,819,855
TransCanada PipeLines Ltd.
7.125%, 1/15/19	700,000	856,853
6.200%, 10/15/37	250,000	274,313
7.625%, 1/15/39	500,000	646,534
Transcontinental Gas Pipe Line Corp.
Series B
8.875%, 7/15/12	1,000,000	1,105,045
Valero Energy Corp.
4.500%, 2/1/15	65,000	67,603
6.125%, 2/1/20	65,000	69,034
7.500%, 4/15/32	616,000	650,427
6.625%, 6/15/37	1,730,000	1,757,045
Williams Cos., Inc.
8.750%, 3/15/32	400,000	489,375
Williams Partners LP
3.800%, 2/15/15	200,000	206,681
5.250%, 3/15/20	110,000	114,026
6.300%, 4/15/40	140,000	145,724

		99,388,367

Total Energy		102,664,788

Financials (22.2%)
Capital Markets (3.3%)
Bank of New York Mellon Corp.
5.125%, 8/27/13	500,000	548,149
4.300%, 5/15/14	145,000	154,714
3.100%, 1/15/15	500,000	512,907
5.450%, 5/15/19	200,000	219,698
Bear Stearns Cos. LLC
6.950%, 8/10/12	13,900,000	15,164,844
5.300%, 10/30/15	829,000	899,613
BlackRock, Inc.
3.500%, 12/10/14	200,000	207,404
5.000%, 12/10/19	300,000	313,266
Charles Schwab Corp.
4.950%, 6/1/14	125,000	135,929
Deutsche Bank AG/London
5.375%, 10/12/12	1,000,000	1,074,727
2.375%, 1/11/13	200,000	202,950

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

3.875%, 8/18/14	$500,000	$524,877
6.000%, 9/1/17	500,000	560,114
Goldman Sachs Capital I
6.345%, 2/15/34	381,000	363,036
Goldman Sachs Capital II
5.793%, 6/1/43(l)	1,455,000	1,233,112
Goldman Sachs Group, Inc.
5.300%, 2/14/12	5,000,000	5,231,890
2.150%, 3/15/12	250,000	254,868
3.250%, 6/15/12	712,000	739,124
3.625%, 8/1/12	180,000	185,761
5.700%, 9/1/12	10,000,000	10,673,590
5.450%, 11/1/12	2,000,000	2,139,052
5.250%, 10/15/13	1,518,000	1,642,807
6.000%, 5/1/14	575,000	633,442
5.125%, 1/15/15	4,826,000	5,184,977
5.350%, 1/15/16	200,000	214,880
5.625%, 1/15/17	200,000	211,488
6.150%, 4/1/18	1,600,000	1,761,909
5.375%, 3/15/20	1,290,000	1,333,036
6.000%, 6/15/20	1,775,000	1,918,178
5.950%, 1/15/27	810,000	776,911
6.125%, 2/15/33	699,000	740,569
6.750%, 10/1/37	700,000	715,677
Jefferies Group, Inc.
8.500%, 7/15/19	300,000	343,014
Lazard Group LLC
7.125%, 5/15/15	200,000	215,359
Lehman Brothers Holdings, Inc.
0.000%, 12/23/09(h)	10,200,000	2,333,250
5.625%, 1/24/13(h)	5,000,000	1,225,000
6.750%, 12/28/17(h)	1,297,000	130
Macquarie Bank Ltd.
0.589%, 7/16/12(l)	1,500,000	1,503,191
3.300%, 7/17/14§	14,400,000	15,214,752
Merrill Lynch & Co., Inc.
0.533%, 6/5/12(l)	1,500,000	1,485,933
6.050%, 8/15/12	700,000	741,229
6.150%, 4/25/13	2,774,000	2,976,521
5.700%, 5/2/17	1,500,000	1,505,042
6.400%, 8/28/17	13,000,000	13,744,523
Morgan Stanley
5.050%, 1/21/11	715,000	716,327
5.625%, 1/9/12	2,800,000	2,923,603
2.250%, 3/13/12	250,000	254,949
5.300%, 3/1/13	2,543,000	2,709,867
2.786%, 5/14/13(l)	4,720,000	4,891,232
6.000%, 5/13/14	200,000	216,096
4.200%, 11/20/14	3,663,000	3,742,249
6.000%, 4/28/15	12,845,000	13,911,173
0.769%, 10/15/15(l)	4,800,000	4,500,336
5.375%, 10/15/15	1,000,000	1,050,369
5.550%, 4/27/17	100,000	104,180
5.950%, 12/28/17	2,700,000	2,856,708
7.300%, 5/13/19	200,000	225,128
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	312,777
6.700%, 3/4/20	203,000	217,270
Northern Trust Corp.
4.625%, 5/1/14	65,000	70,273
3.450%, 11/4/20	100,000	95,720

	Principal Amount	Value (Note 1)

Raymond James Financial, Inc.
8.600%, 8/15/19	$600,000	$711,078
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§ (b)	2,200,000	2,163,040

		139,433,818

Commercial Banks (8.3%)
Ally Financial, Inc.
7.000%, 2/1/12	1,641,000	1,698,435
1.750%, 10/30/12	500,000	508,856
2.200%, 12/19/12	500,000	514,265
Banco do Brasil S.A.
4.500%, 1/22/15§	5,350,000	5,564,000
Banco Santander Brazil S.A./Cayman Islands
(Zero Coupon), 12/29/11§ (b)	2,800,000	2,729,163
Banco Santander S.A./Chile
1.539%, 4/20/12(l)§	7,800,000	7,797,091
Bank of Montreal
2.125%, 6/28/13	200,000	203,547
Bank of Nova Scotia
2.250%, 1/22/13	260,000	264,735
2.375%, 12/17/13	350,000	360,597
3.400%, 1/22/15	200,000	207,582
1.650%, 10/29/15§	7,700,000	7,360,268
Bank of Scotland plc
5.250%, 2/21/17§	8,200,000	8,503,818
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§	1,500,000	1,531,458
Barclays Bank plc
5.450%, 9/12/12	700,000	750,171
5.000%, 9/22/16	500,000	529,100
6.750%, 5/22/19	400,000	451,803
5.125%, 1/8/20	1,000,000	1,021,257
BB&T Corp.
3.375%, 9/25/13	400,000	418,899
3.950%, 4/29/16	200,000	206,428
5.250%, 11/1/19	655,000	678,481
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	300,000	304,836
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	14,700,000	14,962,807
1.450%, 9/13/13	300,000	299,014
CIT Group, Inc.
4.786%, 8/11/15(l)	1,000,000	1,018,542
Citibank N.A.
1.875%, 5/7/12	500,000	508,529
Commonwealth Bank of Australia
0.854%, 3/19/13(l)§	2,800,000	2,805,903
0.709%, 7/12/13(l)§	12,800,000	12,822,886
3.500%, 3/19/15§	2,800,000	2,877,059
Credit Agricole S.A.
0.636%, 2/2/12(l)§	1,200,000	1,195,722
Credit Suisse AG/New York
3.450%, 7/2/12	250,000	259,209
5.000%, 5/15/13	1,590,000	1,711,288

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

5.500%, 5/1/14	$300,000	$328,996
6.000%, 2/15/18	1,064,000	1,140,921
5.300%, 8/13/19	250,000	264,067
5.400%, 1/14/20	700,000	714,892
4.375%, 8/5/20	500,000	490,899
Dexia Credit Local S.A.
1.875%, 9/30/11	13,900,000	13,909,285
0.539%, 1/12/12 (l)§	1,500,000	1,493,900
Dexia Credit Local S.A./New York
0.703%, 3/5/13 (l)§	10,000,000	9,966,630
Discover Bank
8.700%, 11/18/19	1,760,000	2,071,721
DnB NOR Boligkreditt
2.100%, 10/14/15§	6,390,000	6,076,871
Fifth Third Bancorp
8.250%, 3/1/38	1,400,000	1,611,189
HBOS plc
6.750%, 5/21/18§	1,400,000	1,310,877
HSBC Bank USA/New York
5.625%, 8/15/35	500,000	474,779
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49 (l)§	550,000	519,369
HSBC Holdings plc
6.500%, 5/2/36	700,000	730,855
6.800%, 6/1/38	500,000	540,659
Huntington BancShares, Inc.
7.000%, 12/15/20	25,000	26,322
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	300,000	321,000
ING Bank N.V.
1.609%, 10/18/13 (l)§	10,000,000	9,986,350
Intesa Sanpaolo S.p.A.
3.625%, 8/12/15§	5,000,000	4,833,690
JPMorgan Chase & Co.
2.600%, 1/15/16	1,120,000	1,086,705
JPMorgan Chase Bank N.A.
6.000%, 7/5/17	2,555,000	2,771,166
6.000%, 10/1/17	5,360,000	5,941,892
KeyBank N.A.
5.700%, 8/15/12	400,000	423,059
7.413%, 5/6/15	400,000	443,533
KeyCorp
6.500%, 5/14/13	1,302,000	1,413,601
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13	1,000,000	1,018,811
3.250%, 3/15/13	2,705,000	2,835,246
4.000%, 10/15/13	500,000	537,203
2.625%, 3/3/15	500,000	513,803
5.125%, 3/14/16	500,000	564,268
4.875%, 1/17/17	2,724,000	3,040,551
4.500%, 7/16/18	500,000	543,885
4.875%, 6/17/19	500,000	554,422
4.000%, 1/27/20	1,000,000	1,036,709
(Zero Coupon), 4/18/36	1,824,000	523,103
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	520,748
Landwirtschaftliche Rentenbank
1.875%, 9/24/12	1,000,000	1,018,178
3.125%, 7/15/15	1,000,000	1,035,235
Lloyds TSB Bank plc
2.300%, 4/1/11§	7,000,000	7,032,242
1.290%, 4/2/12 (l)§	3,800,000	3,837,605

	Principal Amount	Value (Note 1)

National Australia Bank Ltd.
5.350%, 6/12/13§	$ 9,100,000	$9,856,274
NIBC Bank N.V.
2.800%, 12/2/14§	8,900,000	9,173,666
Oesterreichische Kontrollbank AG
4.875%, 2/16/16	1,000,000	1,105,175
PNC Bank N.A.
4.875%, 9/21/17	1,250,000	1,283,130
PNC Funding Corp.
3.625%, 2/8/15	100,000	103,395
5.125%, 2/8/20	100,000	104,229
4.375%, 8/11/20	200,000	197,661
Rabobank Nederland N.V.
11.000%, 6/29/49 (l)§	624,000	806,520
Regions Bank/Alabama
7.500%, 5/15/18	3,700,000	3,811,000
Royal Bank of Canada
2.100%, 7/29/13	400,000	407,898
3.125%, 4/14/15§	6,275,000	6,427,539
Royal Bank of Scotland Group plc
0.941%, 12/2/11 (l)	7,700,000	7,738,146
0.554%, 3/30/12 (l)§	17,900,000	17,889,439
1.188%, 4/23/12 (l)	1,000,000	1,009,690
5.050%, 1/8/15	2,100,000	2,020,383
6.400%, 10/21/19	375,000	377,382
Royal Bank of Scotland plc
2.704%, 8/23/13(l)	7,600,000	7,716,896
3.400%, 8/23/13	500,000	505,078
5.625%, 8/24/20	500,000	497,100
Sberbank (SB Capital S.A.)
5.499%, 7/7/15	2,250,000	2,303,438
Sparebanken 1 Boligkredit
1.250%, 10/25/13§	2,510,000	2,493,153
Sumitomo Mitsui Banking Corp.
0.906%, 6/29/49 (l)	JPY 200,000,000	2,392,171
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	$ 500,000	554,395
SVB Financial Group
5.375%, 9/15/20	80,000	76,926
Svenska Handelsbanken AB
1.302%, 9/14/12 (l)§	1,400,000	1,404,677
Toronto-Dominion Bank
2.200%, 7/29/15§	7,500,000	7,377,585
U.S. Bancorp
4.200%, 5/15/14	1,000,000	1,068,216
U.S. Bank N.A./Ohio
4.950%, 10/30/14	500,000	544,909
UBS AG/Connecticut
1.384%, 2/23/12 (l)	2,000,000	2,016,874
2.250%, 8/12/13	3,400,000	3,429,015
3.875%, 1/15/15	500,000	515,311
5.875%, 7/15/16	500,000	538,039
5.875%, 12/20/17	700,000	769,878
5.750%, 4/25/18	1,600,000	1,738,770
4.875%, 8/4/20	90,000	91,561
UFJ Finance Aruba AEC
6.750%, 7/15/13	310,000	345,682
Union Bank N.A.
2.125%, 12/16/13	250,000	249,565

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Union Planters Corp.
7.750%, 3/1/11	$1,000,000	$1,009,329
USB Capital XIII Trust
6.625%, 12/15/39	125,000	127,679
Wachovia Bank N.A.
4.875%, 2/1/15	1,250,000	1,325,571
5.000%, 8/15/15	2,500,000	2,668,078
6.600%, 1/15/38	750,000	825,805
Wachovia Corp.
0.418%, 4/23/12 (l)	1,100,000	1,098,685
5.500%, 5/1/13	2,400,000	2,611,673
5.700%, 8/1/13	1,000,000	1,093,757
5.625%, 10/15/16	1,000,000	1,087,843
Wells Fargo & Co.
5.250%, 10/23/12	1,335,000	1,431,224
4.375%, 1/31/13	7,600,000	8,042,708
4.950%, 10/16/13	500,000	535,498
3.750%, 10/1/14	500,000	521,942
0.572%, 6/15/17 (l)	5,900,000	5,414,808
5.625%, 12/11/17	665,000	736,277
7.980%, 3/29/49(l)	8,000,000	8,440,000
Wells Fargo Bank N.A.
4.750%, 2/9/15	5,700,000	6,046,999
5.750%, 5/16/16	1,000,000	1,103,370
Westpac Banking Corp.
3.250%, 12/16/11§	17,700,000	18,140,553
2.250%, 11/19/12	200,000	204,632
2.900%, 9/10/14§	300,000	310,016
4.200%, 2/27/15	400,000	419,821
3.000%, 8/4/15	300,000	301,517
4.875%, 11/19/19	300,000	315,242
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	12,900,000	13,748,846

		350,073,625

Consumer Finance (1.7%)
American Express Co.
7.250%, 5/20/14	3,250,000	3,702,494
6.150%, 8/28/17	1,000,000	1,127,211
7.000%, 3/19/18	9,968,000	11,610,457
8.125%, 5/20/19	250,000	311,053
Capital One Bank USA N.A.
8.800%, 7/15/19	313,000	385,002
Capital One Financial Corp.
7.375%, 5/23/14	125,000	142,241
Discover Financial Services
6.450%, 6/12/17	704,000	733,005
Ford Motor Credit Co. LLC
7.375%, 2/1/11	555,000	556,659
7.800%, 6/1/12	1,800,000	1,913,629
7.500%, 8/1/12	3,000,000	3,189,627
HSBC Finance Corp.
0.558%, 4/24/12 (l)	2,000,000	1,990,380
0.639%, 7/19/12 (l)	10,000,000	9,923,100
0.652%, 9/14/12 (l)	13,850,000	13,648,940
6.375%, 11/27/12	4,675,000	5,068,471
4.750%, 7/15/13	1,000,000	1,054,674
0.539%, 1/15/14 (l)	4,200,000	4,030,161
5.000%, 6/30/15	685,000	727,606
0.726%, 6/1/16 (l)	500,000	460,232

	Principal Amount	Value (Note 1)

International Lease Finance Corp.
5.450%, 3/24/11	$2,500,000	$2,506,250
ORIX Corp.
4.710%, 4/27/15	250,000	253,184
PACCAR Financial Corp.
1.950%, 12/17/12	200,000	203,662
SLM Corp.
0.588%, 1/27/14 (l)	885,000	797,133
8.000%, 3/25/20	100,000	101,390
Toyota Motor Credit Corp.
1.375%, 8/12/13	150,000	150,615
3.200%, 6/17/15	100,000	103,294
4.500%, 6/17/20	100,000	104,516
Volkswagen International Finance N.V.
4.000%, 8/12/20§	5,000,000	4,920,310

		69,715,296

Diversified Financial Services (4.6%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	2,180,000	2,373,933
Ameriprise Financial, Inc.
7.300%, 6/28/19	90,000	106,347
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	3,815,000	3,967,600
6.500%, 4/15/40	20,000	20,445
Bank of America Corp.
2.100%, 4/30/12	1,000,000	1,020,764
3.125%, 6/15/12	1,350,000	1,398,217
4.750%, 8/15/13	2,970,000	3,087,541
0.632%, 9/15/14 (l)	1,450,000	1,391,498
6.500%, 8/1/16	1,000,000	1,085,093
5.625%, 10/14/16	1,390,000	1,441,157
5.625%, 7/1/20	890,000	907,348
Bank of America N.A.
5.300%, 3/15/17	1,500,000	1,520,150
6.000%, 10/15/36	750,000	707,774
Belvoir Land LLC
5.270%, 12/15/47§	167,000	136,295
Boeing Capital Corp.
6.500%, 2/15/12	1,334,000	1,415,839
BP Capital Markets plc
2.750%, 6/14/11	CHF 100,000	107,734
2.750%, 2/27/12	$2,000,000	2,024,230
5.250%, 11/7/13	2,750,000	2,978,286
3.625%, 5/8/14	2,050,000	2,113,201
3.875%, 3/10/15	350,000	361,022
3.125%, 10/1/15	5,400,000	5,396,290
4.750%, 3/10/19	300,000	309,299
4.500%, 10/1/20	7,200,000	7,182,641
Cantor Fitzgerald LP
7.875%, 10/15/19§	900,000	926,841
Capital One Capital IV
6.745%, 2/17/37 (l)	692,000	683,350
Capital One Capital VI
8.875%, 5/15/40	300,000	312,375
Caterpillar Financial Services Corp.
4.250%, 2/8/13	842,000	894,463
2.000%, 4/5/13	100,000	101,730
1.550%, 12/20/13	200,000	200,189
7.150%, 2/15/19	300,000	368,899
CDP Financial, Inc.
3.000%, 11/25/14§	3,345,000	3,400,213

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount		Value (Note 1)

Citigroup Funding, Inc.
1.875%, 10/22/12		$500,000	$510,013
1.875%, 11/15/12		1,000,000	1,020,157
2.250%, 12/10/12		500,000	514,307
Citigroup, Inc.
5.250%, 2/27/12		500,000	521,164
2.125%, 4/30/12		1,200,000	1,224,353
5.500%, 4/11/13		19,700,000	20,977,151
6.500%, 8/19/13		1,500,000	1,647,088
6.000%, 12/13/13		700,000	764,915
6.375%, 8/12/14		1,000,000	1,105,207
5.000%, 9/15/14		750,000	775,858
0.566%, 11/5/14 (l)		3,690,000	3,508,205
4.750%, 5/19/15		580,000	607,316
5.500%, 2/15/17		200,000	207,008
6.000%, 8/15/17		430,000	466,420
1.986%, 5/15/18 (l)		14,140,000	13,455,907
6.125%, 5/15/18		2,693,000	2,950,254
8.500%, 5/22/19		600,000	744,861
6.000%, 10/31/33		500,000	468,073
5.850%, 12/11/34		1,499,000	1,463,324
6.125%, 8/25/36		300,000	287,462
8.125%, 7/15/39		155,000	197,181
CME Group, Inc.
5.750%, 2/15/14		300,000	332,174
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36		614,000	662,435
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		2,620,000	2,861,643
Crown Castle Towers LLC
6.113%, 1/15/20§		2,495,000	2,603,086
DanFin Funding Ltd.
0.989%, 7/16/13 (l)§		6,000,000	5,992,908
Equifax, Inc.
4.450%, 12/1/14		100,000	105,256
General Electric Capital Corp.
5.875%, 2/15/12		4,002,000	4,209,832
2.250%, 3/12/12		600,000	612,697
0.409%, 4/10/12 (l)		13,665,000	13,644,748
2.200%, 6/8/12		1,000,000	1,022,388
2.000%, 9/28/12		2,950,000	3,013,269
2.125%, 12/21/12		2,185,000	2,244,948
2.625%, 12/28/12		1,000,000	1,037,185
0.424%, 6/20/13 (l)		4,000,000	3,881,576
5.900%, 5/13/14		150,000	166,014
3.500%, 6/29/15		500,000	508,760
5.400%, 2/15/17		1,308,000	1,400,128
6.000%, 8/7/19		1,500,000	1,668,886
6.750%, 3/15/32		1,597,000	1,807,992
5.875%, 1/14/38		1,366,000	1,417,975
5.500%, 9/15/67 (l)§	EUR	6,400,000	7,354,995
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)		$700,000	839,671
Irwin Land LLC
5.030%, 12/15/25§		217,000	210,865
5.300%, 12/15/35§		395,000	342,864
John Deere Capital Corp.
7.000%, 3/15/12		300,000	322,006
2.875%, 6/19/12		300,000	309,972
5.250%, 10/1/12		200,000	215,126
4.500%, 4/3/13		500,000	534,799
5.750%, 9/10/18		300,000	339,861

	Principal Amount	Value (Note 1)

JPMorgan Chase & Co.
6.625%, 3/15/12	$2,000,000	$2,126,008
4.650%, 6/1/14	250,000	266,847
3.700%, 1/20/15	1,100,000	1,138,377
6.000%, 1/15/18	674,000	752,687
6.300%, 4/23/19	250,000	284,564
4.400%, 7/22/20	200,000	196,849
4.250%, 10/15/20	695,000	678,772
7.900%, 4/29/49 (l)	982,000	1,043,856
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	671,000	673,276
JPMorgan Chase Capital XXV
6.800%, 10/1/37	409,000	421,716
JPMorgan Chase Capital XXVII
7.000%, 11/1/39	500,000	523,514
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	101,783
5.250%, 1/16/18	60,000	60,525
5.550%, 1/15/20	100,000	101,038
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	1,000,000	1,071,996
Noble Group Ltd.
6.750%, 1/29/20§	5,800,000	6,423,633
Novus USA Trust
1.534%, 11/18/11 (l)§	1,420,000	1,420,000
Pemex Finance Ltd.
9.030%, 2/15/11	1,500	1,510
Private Export Funding Corp.
5.685%, 5/15/12	150,000	160,581
4.550%, 5/15/15	200,000	221,064
4.950%, 11/15/15	200,000	223,579
4.300%, 12/15/21	200,000	205,677
Teco Finance, Inc.
4.000%, 3/15/16	65,000	66,278
5.150%, 3/15/20	50,000	51,838
TNK-BP Finance S.A.
7.500%, 3/13/13 (m)	800,000	863,000
7.875%, 3/13/18 (m)	1,300,000	1,473,940
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18 (m)	900,000	1,108,125
Unilever Capital Corp.
4.800%, 2/15/19	500,000	541,387
Waha Aerospace B.V.
3.925%, 7/28/20§	9,900,000	9,981,378
Western Union Co.
5.253%, 4/1/20	1,000,000	1,027,390

		194,232,235

Insurance (1.8%)
ACE INA Holdings, Inc.
5.600%, 5/15/15	250,000	275,477
5.900%, 6/15/19	50,000	55,510
Aegon N.V.
4.625%, 12/1/15	300,000	309,203
Aflac, Inc.
3.450%, 8/15/15	100,000	101,593
8.500%, 5/15/19	150,000	185,474
6.900%, 12/17/39	55,000	59,070
6.450%, 8/15/40	50,000	51,209
Alleghany Corp.
5.625%, 9/15/20	100,000	97,656

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Allstate Corp.
6.200%, 5/16/14	$200,000	$226,181
7.450%, 5/16/19	100,000	121,365
5.950%, 4/1/36	634,000	665,710
American International Group, Inc.
0.404%, 3/20/12 (l)	1,000,000	976,458
5.050%, 10/1/15	250,000	256,640
5.600%, 10/18/16	1,000,000	1,030,197
5.450%, 5/18/17	250,000	253,160
5.850%, 1/16/18	500,000	515,571
8.250%, 8/15/18	1,200,000	1,382,479
6.250%, 5/1/36	700,000	671,876
8.175%, 5/15/58 (l)	17,500,000	18,634,158
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	500,000	519,994
4.750%, 5/15/12	2,728,000	2,872,576
5.000%, 8/15/13	600,000	654,912
4.850%, 1/15/15	600,000	656,158
5.750%, 1/15/40	200,000	210,174
Chubb Corp.
5.750%, 5/15/18	250,000	277,767
CNA Financial Corp.
7.350%, 11/15/19	120,000	131,611
5.875%, 8/15/20	200,000	199,134
Delphi Financial Group, Inc.
7.875%, 1/31/20	50,000	53,415
Genworth Financial, Inc.
8.625%, 12/15/16	500,000	562,303
7.700%, 6/15/20	100,000	105,831
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	200,000	200,543
6.100%, 10/1/41	592,000	559,100
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	105,435
Lincoln National Corp.
8.750%, 7/1/19	150,000	187,627
6.250%, 2/15/20	50,000	54,539
6.050%, 4/20/67 (l)	607,000	559,958
Manulife Financial Corp.
3.400%, 9/17/15	1,230,000	1,204,822
Markel Corp.
7.125%, 9/30/19	100,000	108,591
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	308,502
5.750%, 9/15/15	75,000	80,725
MetLife, Inc.
6.750%, 6/1/16	500,000	579,982
5.700%, 6/15/35	244,000	249,064
6.400%, 12/15/36	683,000	642,020
5.875%, 2/6/41	400,000	421,731
Metropolitan Life Global Funding I
2.875%, 9/17/12§	1,725,000	1,768,011
2.500%, 1/11/13§	4,470,000	4,567,625
5.125%, 4/10/13§	2,450,000	2,637,959
5.125%, 6/10/14§	775,000	843,003
Monumental Global Funding III
0.458%, 1/25/13 (l)§	2,900,000	2,819,226
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	100,000	100,702

	Principal Amount	Value (Note 1)

Protective Life Corp.
7.375%, 10/15/19	$200,000	$216,525
8.450%, 10/15/39	100,000	107,468
Prudential Financial, Inc.
2.750%, 1/14/13	150,000	152,738
4.500%, 7/15/13	1,319,000	1,398,788
3.875%, 1/14/15	65,000	67,059
6.200%, 1/15/15	45,000	49,626
4.750%, 9/17/15	1,695,000	1,793,284
6.000%, 12/1/17	1,244,000	1,380,971
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	105,543
Sun Life Financial, Inc.
0.553%, 10/6/13 (l)§	9,300,000	9,156,501
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,228,000	1,272,287
Teachers Insurance & Annuity Association of America
6.850%, 12/16/39§	870,000	1,017,902
Torchmark Corp.
9.250%, 6/15/19	100,000	122,391
Transatlantic Holdings, Inc.
8.000%, 11/30/39	200,000	204,752
Travelers Cos., Inc.
5.800%, 5/15/18	500,000	560,123
6.250%, 6/15/37	250,000	277,832
Unum Group
5.625%, 9/15/20	7,300,000	7,327,463
Willis North America, Inc.
5.625%, 7/15/15	665,000	698,772

		76,022,052

Real Estate Investment Trusts (REITs) (0.4%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	165,328
Boston Properties LP
5.875%, 10/15/19	300,000	325,334
BRE Properties, Inc.
5.200%, 3/15/21	65,000	65,584
CommonWealth REIT
6.650%, 1/15/18	100,000	104,170
Digital Realty Trust LP
4.500%, 7/15/15§	100,000	100,616
Duke Realty LP
6.250%, 5/15/13	100,000	107,457
6.750%, 3/15/20	50,000	54,244
Entertainment Properties Trust
7.750%, 7/15/20§	100,000	105,750
Equity One, Inc.
6.250%, 12/15/14	100,000	105,528
ERP Operating LP
6.625%, 3/15/12	133,000	141,431
5.125%, 3/15/16	500,000	539,426
HCP, Inc.
5.950%, 9/15/11	2,000,000	2,064,592
6.000%, 1/30/17	300,000	313,764
Health Care REIT, Inc.
6.125%, 4/15/20	145,000	152,637
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	200,000	215,690
Hospitality Properties Trust
7.875%, 8/15/14	1,100,000	1,216,700
5.625%, 3/15/17	250,000	248,400

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount		Value (Note 1)

Kilroy Realty LP
5.000%, 11/3/15		$100,000	$99,275
Kimco Realty Corp.
6.875%, 10/1/19		100,000	113,130
Liberty Property LP
4.750%, 10/1/20		200,000	197,910
Mack-Cali Realty LP
7.750%, 8/15/19		250,000	290,939
ProLogis
7.625%, 8/15/14		150,000	169,143
6.250%, 3/15/17		100,000	104,346
6.875%, 3/15/20		8,000	8,494
Simon Property Group LP
4.200%, 2/1/15		135,000	141,160
5.100%, 6/15/15		658,000	714,194
5.650%, 2/1/20		200,000	216,347
4.375%, 3/1/21		7,600,000	7,510,571
6.750%, 2/1/40		100,000	113,883
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15		100,000	96,348
6.750%, 4/1/17		760,000	796,326

			16,598,717

Thrifts & Mortgage Finance (2.1%)
Abbey National Treasury Services plc/London
3.875%, 11/10/14§		5,200,000	5,152,878
Achmea Hypotheekbank N.V.
3.200%, 11/3/14§		2,160,000	2,247,316
Cie de Financement Foncier S.A.
2.125%, 4/22/13§		6,300,000	6,353,607
Nykredit Realkredit A/S
4.000%, 1/1/11	DKK	161,000,000	28,863,133
2.000%, 1/1/12		100,000,000	18,047,956
4.000%, 1/1/12		88,000,000	16,166,534
Stadshypotek AB
0.853%, 9/30/13 (l)§		$10,000,000	9,986,220
U.S. Central Federal Credit Union
1.900%, 10/19/12		500,000	510,481
Western Corporate Federal Credit Union
1.750%, 11/2/12		200,000	203,617

			87,531,742

Total Financials			933,607,485

Health Care (1.0%)
Biotechnology (0.2%)
Amgen, Inc.
5.850%, 6/1/17		678,000	773,936
6.150%, 6/1/18		330,000	384,865
4.500%, 3/15/20		50,000	51,904
3.450%, 10/1/20		6,200,000	5,907,596
6.375%, 6/1/37		670,000	766,475
5.750%, 3/15/40		55,000	58,311
Biogen Idec, Inc.
6.875%, 3/1/18		100,000	112,736
Genentech, Inc.
4.750%, 7/15/15		250,000	275,274
Life Technologies Corp.
6.000%, 3/1/20		755,000	808,707
5.000%, 1/15/21		230,000	227,834

			9,367,638

	Principal Amount	Value (Note 1)

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
5.900%, 9/1/16	$500,000	$579,607
Becton Dickinson and Co.
3.250%, 11/12/20	100,000	93,862
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	100,732
4.400%, 1/15/21	65,000	66,044
CareFusion Corp.
5.125%, 8/1/14	130,000	140,522
6.375%, 8/1/19	1,000,000	1,129,790
Covidien International Finance S.A.
1.875%, 6/15/13	200,000	202,395
2.800%, 6/15/15	200,000	200,739
4.200%, 6/15/20	200,000	199,949
6.550%, 10/15/37	214,000	254,052
Hospira, Inc.
6.400%, 5/15/15	315,000	356,646
Mead Johnson Nutrition Co.
3.500%, 11/1/14	200,000	206,816
4.900%, 11/1/19	300,000	316,460
5.900%, 11/1/39	100,000	103,527
Medtronic, Inc.
1.500%, 4/15/11	1,000,000	1,000,000
3.000%, 3/15/15	300,000	307,856
4.450%, 3/15/20	300,000	311,453
5.550%, 3/15/40	200,000	213,573
St. Jude Medical, Inc.
3.750%, 7/15/14	300,000	317,074
Stryker Corp.
3.000%, 1/15/15	100,000	102,173
4.375%, 1/15/20	100,000	103,199

		6,306,469

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.625%, 6/15/36	946,000	1,039,821
Becton Dickinson and Co.
5.000%, 11/12/40	75,000	73,852
Cardinal Health, Inc.
4.625%, 12/15/20	100,000	99,776
CIGNA Corp.
5.125%, 6/15/20	215,000	222,860
Express Scripts, Inc.
5.250%, 6/15/12	400,000	422,182
6.250%, 6/15/14	135,000	150,925
7.250%, 6/15/19	80,000	94,690
HCA, Inc.
7.250%, 9/15/20	2,300,000	2,403,500
Humana, Inc.
7.200%, 6/15/18	300,000	338,894
McKesson Corp.
6.500%, 2/15/14	300,000	337,044
Medco Health Solutions, Inc.
7.125%, 3/15/18	250,000	293,374
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	219,053
4.750%, 1/30/20	60,000	59,346
5.750%, 1/30/40	40,000	38,103
UnitedHealth Group, Inc.
6.875%, 2/15/38	500,000	582,106

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

WellPoint Health Networks, Inc.
6.375%, 1/15/12	$1,335,000	$1,407,280
WellPoint, Inc.
5.800%, 8/15/40	220,000	224,065
Zimmer Holdings, Inc.
4.625%, 11/30/19	200,000	205,353

		8,212,224

Pharmaceuticals (0.4%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	300,000	324,359
5.600%, 11/30/17	1,000,000	1,143,309
6.000%, 4/1/39	300,000	338,676
AstraZeneca plc
5.900%, 9/15/17	300,000	347,409
6.450%, 9/15/37	676,000	802,552
Bristol-Myers Squibb Co.
5.875%, 11/15/36	301,000	334,744
6.875%, 8/1/97	45,000	50,519
Eli Lilly and Co.
5.200%, 3/15/17	500,000	554,220
5.500%, 3/15/27	300,000	320,424
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,500,000	1,715,143
Johnson & Johnson
5.550%, 8/15/17	500,000	587,379
4.950%, 5/15/33	271,000	275,773
Merck & Co., Inc.
5.300%, 12/1/13	300,000	333,240
4.000%, 6/30/15	2,260,000	2,424,756
6.000%, 9/15/17	350,000	409,005
5.000%, 6/30/19	200,000	220,392
5.750%, 11/15/36	250,000	275,093
6.550%, 9/15/37	350,000	426,409
Novartis Capital Corp.
1.900%, 4/24/13	340,000	345,426
4.125%, 2/10/14	300,000	320,158
2.900%, 4/24/15	200,000	205,457
4.400%, 4/24/20	250,000	262,190
Novartis Securities Investment Ltd.
5.125%, 2/10/19	500,000	553,017
Pfizer, Inc.
4.450%, 3/15/12	500,000	521,727
4.500%, 2/15/14	250,000	271,769
7.200%, 3/15/39	500,000	647,019
Pharmacia Corp.
6.600%, 12/1/28	100,000	115,539
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	301,929
6.150%, 2/1/36	270,000	304,016
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	101,748
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	100,920
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	134,336
6.125%, 8/15/19	130,000	143,954
Wyeth
5.500%, 2/15/16	652,000	737,589
7.250%, 3/1/23	683,000	851,459

	Principal Amount	Value (Note 1)

5.950%, 4/1/37	$500,000	$553,313

		17,354,968

Total Health Care		41,241,299

Industrials (0.9%)
Aerospace & Defense (0.1%)
Boeing Co.
3.500%, 2/15/15	100,000	104,878
4.875%, 2/15/20	55,000	59,207
5.875%, 2/15/40	30,000	32,637
Embraer Overseas Ltd.
6.375%, 1/15/20	250,000	263,750
General Dynamics Corp.
5.250%, 2/1/14	500,000	550,557
Goodrich Corp.
6.125%, 3/1/19	200,000	226,334
4.875%, 3/1/20	100,000	105,080
Honeywell International, Inc.
5.300%, 3/1/18	834,000	928,094
ITT Corp.
4.900%, 5/1/14	220,000	236,183
Lockheed Martin Corp.
4.121%, 3/14/13	158,000	167,910
5.720%, 6/1/40§	852,000	889,320
Northrop Grumman Corp.
3.700%, 8/1/14	60,000	63,008
Raytheon Co.
4.400%, 2/15/20	100,000	102,257
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	53,544
United Technologies Corp.
4.875%, 5/1/15	500,000	553,505
6.125%, 2/1/19	500,000	584,699
4.500%, 4/15/20	60,000	62,981
6.050%, 6/1/36	660,000	745,209

		5,729,153

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
3.125%, 1/15/21	100,000	92,900
6.200%, 1/15/38	694,000	814,399
4.875%, 11/15/40	55,000	53,273

		960,572

Airlines (0.3%)
Continental Airlines, Inc.
9.000%, 7/8/16	239,895	275,879
Class B
6.000%, 1/12/19	3,000,000	3,000,000
Delta Air Lines, Inc.
4.950%, 5/23/19	200,000	200,750
7.750%, 12/17/19	195,241	217,694
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,537,523

		11,231,846

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	533,529
Owens Corning, Inc.
9.000%, 6/15/19	300,000	351,958

		885,487

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	$350,000	$385,000
Avery Dennison Corp.
5.375%, 4/15/20	100,000	103,876
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	895,000	957,354
Cornell University
5.450%, 2/1/19	200,000	224,196
Dartmouth College
4.750%, 6/1/19	50,000	53,949
Pitney Bowes, Inc.
5.750%, 9/15/17	678,000	713,787
Princeton University
5.700%, 3/1/39	300,000	322,026
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	500,000	574,324
11.250%, 2/1/19	250,000	312,878
7.625%, 6/15/20	269,000	288,130
Republic Services, Inc.
5.500%, 9/15/19	148,000	161,399
6.200%, 3/1/40	200,000	216,794
SAIC, Inc.
4.450%, 12/1/20§	200,000	200,319
5.950%, 12/1/40§	100,000	101,401
Vanderbilt University
5.250%, 4/1/19	100,000	109,798
Waste Management, Inc.
6.375%, 11/15/12	700,000	763,374
7.375%, 3/11/19	200,000	242,020
4.750%, 6/30/20	100,000	102,533
Yale University
2.900%, 10/15/14	300,000	309,429

		6,142,587

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	106,832
Emerson Electric Co.
4.875%, 10/15/19	500,000	539,374
6.125%, 4/15/39	100,000	113,775
5.250%, 11/15/39	150,000	152,458
Hubbell, Inc.
3.625%, 11/15/22	100,000	92,807
Thomas & Betts Corp.
5.625%, 11/15/21	100,000	106,042

		1,111,288

Industrial Conglomerates (0.1%)
3M Co.
4.375%, 8/15/13	350,000	380,773
5.700%, 3/15/37	200,000	218,691
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	104,063
Cooper U.S., Inc.
2.375%, 1/15/16	200,000	197,276
3.875%, 12/15/20	200,000	195,550
General Electric Co.
5.000%, 2/1/13	1,000,000	1,068,973
5.250%, 12/6/17	500,000	540,047

	Principal Amount	Value (Note 1)

Harsco Corp.
2.700%, 10/15/15	$150,000	$146,177
Ingersoll-Rand Global Holding Co. Ltd.
6.000%, 8/15/13	200,000	221,163
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	200,000	230,187
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	400,000	477,012
Siemens Financieringsmat
5.500%, 2/16/12§	877,000	921,422
Textron, Inc.
7.250%, 10/1/19	200,000	229,190
Tyco Electronics Group S.A.
4.875%, 1/15/21	175,000	176,963
Tyco International Finance S.A.
6.000%, 11/15/13	110,000	122,027
4.125%, 10/15/14	500,000	530,195
3.375%, 10/15/15	100,000	102,188

		5,861,897

Machinery (0.0%)
Caterpillar, Inc.
8.250%, 12/15/38	300,000	427,108
Deere & Co.
5.375%, 10/16/29	300,000	317,340
Dover Corp.
5.450%, 3/15/18	300,000	332,791
Pall Corp.
5.000%, 6/15/20	100,000	102,801
Roper Industries, Inc.
6.625%, 8/15/13	100,000	111,455
Snap-On, Inc.
4.250%, 1/15/18	100,000	100,395
6.125%, 9/1/21	100,000	105,392

		1,497,282

Road & Rail (0.2%)
Burlington Northern Santa Fe LLC
5.900%, 7/1/12	1,342,000	1,435,449
4.700%, 10/1/19	150,000	156,768
Canadian National Railway Co.
6.200%, 6/1/36	680,000	775,134
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	261,704
CSX Corp.
6.250%, 3/15/18	650,000	745,655
3.700%, 10/30/20	100,000	94,462
6.220%, 4/30/40	200,000	217,127
5.500%, 4/15/41	100,000	98,256
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	98,778
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	327,334
5.900%, 6/15/19	550,000	622,734
Ryder System, Inc.
3.600%, 3/1/16	200,000	199,389
Union Pacific Corp.
5.125%, 2/15/14	500,000	539,592
5.700%, 8/15/18	500,000	561,240
4.000%, 2/1/21	65,000	64,070

		6,197,692

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 5/15/15	$100,000	$104,679
3.500%, 7/15/16	100,000	99,048

		203,727

Total Industrials		39,821,531

Information Technology (0.5%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	150,000	156,703
5.050%, 9/1/20	125,000	122,929
Cisco Systems, Inc.
5.500%, 2/22/16	500,000	570,557
4.950%, 2/15/19	1,000,000	1,089,763
5.900%, 2/15/39	300,000	332,251
Harris Corp.
6.375%, 6/15/19	85,000	96,408
Motorola, Inc.
6.000%, 11/15/17	676,000	716,699
Nokia Oyj
5.375%, 5/15/19	200,000	211,069
6.625%, 5/15/39	95,000	100,350

		3,396,729

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	270,000	279,383
5.875%, 6/15/19	125,000	136,773
7.100%, 4/15/28	100,000	112,064
Hewlett-Packard Co.
5.250%, 3/1/12	400,000	420,442
4.750%, 6/2/14	475,000	520,449
Seagate Technology HDD Holdings, Inc.
6.375%, 10/1/11	2,200,000	2,257,750

		3,726,861

Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc.
4.450%, 9/14/12	2,000,000	2,089,236
6.500%, 11/1/17	300,000	332,505
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	102,121
Corning, Inc.
6.625%, 5/15/19	30,000	34,624
4.250%, 8/15/20	65,000	64,190
5.750%, 8/15/40	25,000	25,069

		2,647,745

Internet Software & Services (0.0%)
eBay, Inc.
0.875%, 10/15/13	50,000	49,500
1.625%, 10/15/15	100,000	95,953
3.250%, 10/15/20	100,000	93,017

		238,470

IT Services (0.1%)
Fiserv, Inc.
6.125%, 11/20/12	89,000	96,251
4.625%, 10/1/20	200,000	194,257

	Principal Amount	Value (Note 1)

HP Enterprise Services LLC
6.000%, 8/1/13	$670,000	$746,808
International Business Machines Corp.
2.100%, 5/6/13	500,000	512,138
1.000%, 8/5/13	175,000	174,361
5.700%, 9/14/17	1,000,000	1,147,754
6.500%, 1/15/28	1,000,000	1,175,638

		4,047,207

Office Electronics (0.0%)
Xerox Corp.
5.500%, 5/15/12	500,000	528,106
8.250%, 5/15/14	40,000	46,691
6.350%, 5/15/18	500,000	563,622

		1,138,419

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	112,416

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	107,777
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	102,243

		210,020

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	101,873
4.750%, 2/1/20	125,000	127,863
Microsoft Corp.
2.950%, 6/1/14	590,000	614,176
4.200%, 6/1/19	225,000	236,207
5.200%, 6/1/39	285,000	297,575
Oracle Corp.
5.250%, 1/15/16	1,302,000	1,463,815
6.500%, 4/15/38	600,000	699,312

		3,540,821

Total Information Technology		19,058,688

Materials (1.5%)
Chemicals (0.6%)
Agrium, Inc.
6.125%, 1/15/41	90,000	95,319
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	201,063
Airgas, Inc.
2.850%, 10/1/13	100,000	100,784
Cabot Corp.
5.000%, 10/1/16	100,000	106,188
Dow Chemical Co.
4.850%, 8/15/12	6,100,000	6,430,492
6.000%, 10/1/12	8,412,000	9,062,500
7.600%, 5/15/14	3,170,000	3,656,240
2.500%, 2/15/16	60,000	57,627
8.550%, 5/15/19	310,000	388,507
4.250%, 11/15/20	2,200,000	2,107,375
9.400%, 5/15/39	225,000	326,572

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

E.I. du Pont de Nemours & Co.
4.750%, 11/15/12	$300,000	$319,739
3.250%, 1/15/15	400,000	415,152
6.000%, 7/15/18	350,000	402,428
3.625%, 1/15/21	300,000	290,060
5.600%, 12/15/36	100,000	107,598
Monsanto Co.
5.125%, 4/15/18	150,000	163,302
5.875%, 4/15/38	100,000	109,153
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	169,488
3.750%, 9/30/15	120,000	124,044
6.500%, 5/15/19	85,000	98,057
4.875%, 3/30/20	70,000	73,129
PPG Industries, Inc.
1.900%, 1/15/16	50,000	47,465
6.650%, 3/15/18	300,000	345,040
3.600%, 11/15/20	150,000	139,680
5.500%, 11/15/40	25,000	24,531
Praxair, Inc.
2.125%, 6/14/13	300,000	306,451
4.625%, 3/30/15	253,000	275,365
4.500%, 8/15/19	300,000	315,315
Sherwin-Williams Co.
3.125%, 12/15/14	100,000	102,893
Valspar Corp.
7.250%, 6/15/19	100,000	115,336

		26,476,893

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	100,000	106,515
7.125%, 7/15/36	200,000	193,701

		300,216

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	60,211
6.800%, 8/1/19	45,000	51,704

		111,915

Metals & Mining (0.7%)
Alcoa, Inc.
6.000%, 7/15/13	250,000	275,103
6.150%, 8/15/20	300,000	308,070
5.900%, 2/1/27	665,000	648,807
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	233,649
Anglo American Capital plc
2.150%, 9/27/13§	5,450,000	5,496,859
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	318,886
9.000%, 2/15/15	225,000	267,797
6.125%, 6/1/18	250,000	266,372
9.850%, 6/1/19	250,000	315,955
7.000%, 10/15/39	300,000	311,335
Barrick (PD) Australia Finance Pty Ltd.
5.950%, 10/15/39	200,000	211,773
Barrick Gold Corp.
6.950%, 4/1/19	300,000	368,124

	Principal Amount	Value (Note 1)

Barrick N.A. Finance LLC
7.500%, 9/15/38	$100,000	$125,284
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	628,000	660,530
5.400%, 3/29/17	1,050,000	1,162,164
6.500%, 4/1/19	500,000	594,572
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	870,000	850,085
6.250%, 10/1/40	70,000	68,147
Codelco, Inc.
3.750%, 11/4/20§	419,000	397,017
Commercial Metals Co.
6.500%, 7/15/17	200,000	201,026
CSN Islands VIII Corp.
9.750%, 12/16/13 (m)	1,500,000	1,736,250
CSN Resources S.A.
6.500%, 7/21/20§	1,000,000	1,055,000
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,106,250
Gerdau Holdings, Inc.
7.000%, 1/20/20§	600,000	660,000
Newmont Mining Corp.
5.125%, 10/1/19	360,000	395,719
6.250%, 10/1/39	200,000	217,461
Nucor Corp.
5.850%, 6/1/18	300,000	338,452
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	360,000	435,859
9.000%, 5/1/19	215,000	288,755
7.125%, 7/15/28	500,000	613,684
Southern Copper Corp.
5.375%, 4/16/20	55,000	55,604
6.750%, 4/16/40	245,000	253,697
Steel Dynamics, Inc.
7.375%, 11/1/12	4,250,000	4,483,750
Teck Resources Ltd.
4.500%, 1/15/21	1,000,000	1,016,712
6.000%, 8/15/40	200,000	211,458
Vale Overseas Ltd.
4.625%, 9/15/20	500,000	495,042
6.875%, 11/21/36	800,000	879,986
6.875%, 11/10/39	170,000	187,838
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	763,968

		28,277,040

Paper & Forest Products (0.2%)
Georgia-Pacific LLC
8.125%, 5/15/11	1,500,000	1,548,750
9.500%, 12/1/11	2,260,000	2,418,200
International Paper Co.
5.300%, 4/1/15	400,000	430,872
9.375%, 5/15/19	200,000	257,258
7.500%, 8/15/21	200,000	236,233
7.300%, 11/15/39	630,000	717,849
Koch Forest Products, Inc. Term Loan
2.302%, 12/20/12 (l)	304,816	304,366
2.303%, 12/20/12 (l)	8,762	8,750

		5,922,278

Total Materials		61,088,342

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Telecommunication Services (1.9%)
Diversified Telecommunication Services (1.4%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	$531,000	$539,591
AT&T, Inc.
5.500%, 2/1/18	1,000,000	1,110,882
6.150%, 9/15/34	676,000	698,140
6.800%, 5/15/36	400,000	443,006
6.500%, 9/1/37	1,160,000	1,251,004
6.400%, 5/15/38	1,000,000	1,063,004
BellSouth Capital Funding Corp.
7.875%, 2/15/30	687,000	827,739
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,208,495
6.000%, 11/15/34	290,000	288,845
British Telecommunications plc
9.875%, 12/15/30	693,000	923,652
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	537,366
6.750%, 8/20/18	500,000	591,263
8.750%, 6/15/30	668,000	897,758
Embarq Corp.
7.082%, 6/1/16	500,000	552,954
7.995%, 6/1/36	300,000	327,564
France Telecom S.A.
4.375%, 7/8/14	1,344,000	1,436,026
2.125%, 9/16/15	2,150,000	2,092,890
5.375%, 7/8/19	200,000	221,904
GTE Corp.
8.750%, 11/1/21	250,000	322,645
Qwest Corp.
7.875%, 9/1/11	3,500,000	3,605,000
7.625%, 6/15/15	1,580,000	1,781,450
8.375%, 5/1/16	750,000	888,750
6.500%, 6/1/17	650,000	705,250
Sprint Capital Corp.
7.625%, 1/30/11	13,900,000	13,934,750
Telecom Italia Capital S.A.
0.899%, 7/18/11 (l)	10,300,000	10,274,384
6.175%, 6/18/14	250,000	265,867
6.999%, 6/4/18	500,000	529,413
7.175%, 6/18/19	250,000	267,483
6.375%, 11/15/33	500,000	429,149
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	150,000	150,121
4.949%, 1/15/15	1,440,000	1,491,385
3.729%, 4/27/15	90,000	89,282
6.421%, 6/20/16	300,000	327,898
6.221%, 7/3/17	669,000	719,460
5.877%, 7/15/19	145,000	148,154
5.134%, 4/27/20	180,000	173,293
7.045%, 6/20/36	600,000	613,905
Telefonica Europe B.V.
8.250%, 9/15/30	200,000	232,365
Verizon Communications, Inc.
4.350%, 2/15/13	500,000	531,703
5.550%, 2/15/16	1,315,000	1,474,014
5.500%, 2/15/18	298,000	327,485
8.750%, 11/1/18	1,829,000	2,388,337
7.750%, 12/1/30	678,000	841,098
7.750%, 6/15/32	127,000	155,175

	Principal Amount	Value (Note 1)

5.850%, 9/15/35	$262,000	$271,002
6.400%, 2/15/38	667,000	737,825
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	312,000	326,708
Verizon New York, Inc.
Series A
6.875%, 4/1/12	500,000	533,375

		59,548,809

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	1,322,000	1,441,190
5.000%, 3/30/20	4,100,000	4,261,737
Cellco Partnership/Verizon Wireless Capital LLC
5.250%, 2/1/12	500,000	523,329
5.550%, 2/1/14	500,000	551,353
8.500%, 11/15/18	500,000	654,275
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	1,348,000	1,472,534
Rogers Communications, Inc.
6.800%, 8/15/18	500,000	601,129
Vodafone Group plc
4.150%, 6/10/14	3,075,000	3,232,379
7.875%, 2/15/30	682,000	848,583
6.150%, 2/27/37	669,000	716,164
Term Loan
6.875%, 8/11/15 (b)	4,200,000	4,130,700

		18,433,373

Total Telecommunication Services		77,982,182

Utilities (1.7%)
Electric Utilities (0.8%)
Ameren Energy Generating Co.
6.300%, 4/1/20	100,000	97,044
Carolina Power & Light Co.
5.300%, 1/15/19	500,000	555,009
Cleco Power LLC
6.500%, 12/1/35	100,000	103,761
Columbus Southern Power Co.
6.600%, 3/1/33	651,000	724,045
Commonwealth Edison Co.
6.150%, 9/15/17	1,330,000	1,517,090
5.900%, 3/15/36	624,000	644,681
Consolidated Edison Co. of New York, Inc.
Series 02-B
4.875%, 2/1/13	700,000	749,579
Series 08-B
6.300%, 8/15/37	628,000	716,894
Series 09-C
6.750%, 4/1/38	400,000	476,466
5.500%, 12/1/39	80,000	83,552
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	986,059
Detroit Edison Co.
5.600%, 6/15/18	250,000	270,461
6.625%, 6/1/36	100,000	116,804
Duke Energy Carolinas LLC
4.300%, 6/15/20	300,000	309,327
6.000%, 1/15/38	500,000	555,289

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Duke Energy Corp.
3.350%, 4/1/15	$100,000	$102,945
5.050%, 9/15/19	300,000	317,879
Duke Energy Ohio, Inc.
5.700%, 9/15/12	1,245,000	1,340,464
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,400,000	2,311,111
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	63,464
Entergy Louisiana LLC
5.400%, 11/1/24	75,000	79,091
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	324,771
FirstEnergy Corp.
7.375%, 11/15/31	522,000	550,273
FirstEnergy Solutions Corp.
4.800%, 2/15/15	500,000	525,042
6.800%, 8/15/39	497,000	481,693
Florida Power & Light Co.
5.550%, 11/1/17	500,000	566,468
4.950%, 6/1/35	875,000	838,956
5.950%, 2/1/38	309,000	342,401
5.690%, 3/1/40	100,000	107,290
Florida Power Corp.
4.550%, 4/1/20	50,000	52,092
5.900%, 3/1/33	582,000	607,663
6.350%, 9/15/37	400,000	458,902
6.400%, 6/15/38	500,000	581,391
5.650%, 4/1/40	75,000	78,861
Georgia Power Co.
5.400%, 6/1/18	500,000	556,212
4.250%, 12/1/19	80,000	82,373
5.950%, 2/1/39	250,000	272,774
4.750%, 9/1/40	250,000	231,612
Hydro Quebec
7.500%, 4/1/16	300,000	370,204
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	295,179
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	65,970
LG&E and KU Energy LLC
2.125%, 11/15/15§	200,000	191,864
3.750%, 11/15/20§	200,000	190,406
MidAmerican Energy Co.
6.750%, 12/30/31	273,000	318,901
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	1,684,000	1,776,325
6.500%, 9/15/37	600,000	678,729
MidAmerican Funding LLC
6.927%, 3/1/29	682,000	788,796
Nevada Power Co.
7.125%, 3/15/19	500,000	588,965
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	100,000	102,236
7.875%, 12/15/15	300,000	361,664
Northern States Power Co.
1.950%, 8/15/15	100,000	98,343
5.250%, 3/1/18	500,000	551,512
5.350%, 11/1/39	120,000	123,556
NSTAR
4.500%, 11/15/19	100,000	103,673

	Principal Amount	Value (Note 1)

NSTAR Electric Co.
5.500%, 3/15/40	$50,000	$51,465
Oglethorpe Power Corp.
5.950%, 11/1/39	205,000	212,162
Ohio Power Co.
5.375%, 10/1/21	95,000	101,152
Oklahoma Gas & Electric Co.
5.850%, 6/1/40	100,000	102,831
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	500,000	585,285
7.250%, 1/15/33	250,000	296,467
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	560,511
6.050%, 3/1/34	657,000	719,349
5.400%, 1/15/40	100,000	101,011
PacifiCorp
6.000%, 1/15/39	500,000	551,487
Portland General Electric Co.
6.100%, 4/15/19	100,000	114,797
PPL Electric Utilities Corp.
6.250%, 5/15/39	75,000	84,776
Progress Energy, Inc.
6.000%, 12/1/39	100,000	105,674
PSEG Power LLC
6.950%, 6/1/12	400,000	431,264
2.500%, 4/15/13	100,000	102,015
5.125%, 4/15/20	80,000	83,242
Public Service Co. of Colorado
6.250%, 9/1/37	254,000	292,172
Public Service Electric & Gas Co.
6.330%, 11/1/13	500,000	561,377
5.300%, 5/1/18	250,000	279,638
5.800%, 5/1/37	250,000	269,437
Puget Sound Energy, Inc.
5.757%, 10/1/39	125,000	125,092
5.795%, 3/15/40	50,000	49,953
5.764%, 7/15/40	100,000	99,478
San Diego Gas & Electric Co.
6.125%, 9/15/37	200,000	225,862
6.000%, 6/1/39	30,000	33,296
Southern California Edison Co.
5.750%, 3/15/14	500,000	558,039
5.950%, 2/1/38	800,000	880,279
5.500%, 3/15/40	100,000	103,690
Southern Co.
4.150%, 5/15/14	125,000	131,561
Southwestern Electric Power Co.
6.200%, 3/15/40	25,000	25,162
Tampa Electric Co.
6.100%, 5/15/18	75,000	84,429
Toledo Edison Co.
7.250%, 5/1/20	30,000	35,462
TransAlta Corp.
4.750%, 1/15/15	300,000	317,311
6.500%, 3/15/40	70,000	71,463
Union Electric Co.
6.700%, 2/1/19	500,000	582,837
Virginia Electric & Power Co.
5.400%, 1/15/16	1,316,000	1,479,954

		35,796,092

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Gas Utilities (0.6%)
Boardwalk Pipelines LP
5.750%, 9/15/19	$200,000	$213,650
CenterPoint Energy Resources Corp.
6.150%, 5/1/16	300,000	333,953
Enterprise Products Operating LLC
5.250%, 1/31/20	250,000	260,048
EQT Corp.
8.125%, 6/1/19	250,000	290,877
NGPL Pipeco LLC
6.514%, 12/15/12§	14,400,000	15,542,064
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	266,353
Questar Corp.
2.750%, 2/1/16	85,000	84,344
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,200,000	1,186,910
Southern California Gas Co.
5.500%, 3/15/14	200,000	220,369
TransCanada PipeLines Ltd.
3.800%, 10/1/20	8,900,000	8,684,860

		27,083,428

Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
4.750%, 8/1/13	1,000,000	1,095,121
5.500%, 7/18/17	676,000	779,043
6.750%, 11/1/25	697,000	884,193
6.150%, 1/15/38	691,000	830,572
5.250%, 9/15/39	2,965,000	3,134,646

		6,723,575

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	207,223
Avista Corp.
5.125%, 4/1/22	55,000	56,520
Dominion Resources, Inc.
5.150%, 7/15/15	383,000	423,925
6.000%, 11/30/17	1,331,000	1,507,013
5.200%, 8/15/19	80,000	86,611
DTE Energy Co.
7.625%, 5/15/14	50,000	57,631
NiSource Finance Corp.
6.400%, 3/15/18	250,000	277,139
Sempra Energy
9.800%, 2/15/19	600,000	806,614
6.000%, 10/15/39	315,000	332,830

		3,755,506

Total Utilities		73,358,601

Total Corporate Bonds		1,459,251,076

Government Securities (67.5%)
Agency ABS (2.3%)
Federal Farm Credit Bank
1.110%, 6/14/12	200,000	200,691
0.790%, 9/27/12	100,000	100,004
0.400%, 11/2/12	200,000	199,133
1.750%, 2/21/13	1,000,000	1,018,767
1.375%, 6/25/13	250,000	253,257

	Principal Amount	Value (Note 1)

0.875%, 10/28/13	$200,000	$197,817
2.375%, 4/28/14	100,000	100,592
2.620%, 6/15/15	100,000	100,988
Federal Home Loan Bank
1.125%, 5/18/12	1,000,000	1,008,656
1.750%, 8/22/12	1,000,000	1,019,179
0.500%, 8/23/12	1,000,000	998,857
0.625%, 10/18/12	200,000	199,620
0.625%, 11/23/12	1,000,000	994,560
0.550%, 12/3/12	1,000,000	997,811
0.625%, 12/3/12	500,000	497,817
1.750%, 12/14/12	500,000	509,880
1.625%, 3/20/13	1,600,000	1,628,907
0.750%, 4/25/13	100,000	99,540
0.700%, 5/22/13	500,000	495,090
0.875%, 10/28/13	100,000	98,918
0.800%, 11/18/13	1,000,000	997,072
1.000%, 11/18/13	400,000	399,366
0.875%, 11/22/13	200,000	196,879
0.875%, 12/27/13	1,000,000	991,230
1.000%, 8/22/14	200,000	195,648
1.630%, 8/20/15	500,000	490,610
1.550%, 11/18/15	200,000	193,035
2.150%, 10/26/16	200,000	193,824
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	200,000	201,657
0.625%, 6/22/12	200,000	199,901
1.000%, 7/26/12	200,000	200,063
0.625%, 12/3/12	500,000	498,116
0.750%, 12/17/12	200,000	199,384
0.800%, 12/21/12	200,000	199,519
1.125%, 1/14/13	500,000	500,754
1.750%, 1/28/13	200,000	200,187
1.875%, 3/8/13	200,000	200,512
0.700%, 4/29/13	200,000	198,775
0.625%, 5/23/13	500,000	495,750
1.300%, 7/26/13	600,000	600,235
1.500%, 7/26/13	400,000	400,262
1.150%, 8/23/13	100,000	99,784
1.500%, 10/28/13	100,000	100,061
1.400%, 11/18/13	200,000	200,474
1.000%, 12/9/13	500,000	496,906
1.125%, 12/16/13	200,000	198,850
1.625%, 1/21/14	100,000	100,522
1.000%, 1/27/14	200,000	197,691
1.450%, 2/24/14	200,000	199,926
1.350%, 3/28/14	200,000	199,231
1.200%, 4/28/14	200,000	197,806
3.000%, 3/17/15	50,000	50,304
2.750%, 7/7/15	100,000	100,017
2.375%, 7/28/15	100,000	100,140
2.250%, 8/12/15	100,000	99,872
2.000%, 8/25/15	100,000	98,581
2.125%, 8/25/15	200,000	197,843
1.750%, 11/23/15	500,000	486,728
2.100%, 12/15/15	200,000	198,373
2.250%, 12/21/15	200,000	199,334
2.250%, 12/22/15	200,000	198,303
2.250%, 12/23/15	200,000	199,360
5.000%, 4/29/25	100,000	100,652
5.625%, 11/23/35	200,000	205,459

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Federal National Mortgage Association
1.000%, 4/4/12	$500,000	$503,281
1.300%, 5/25/12	500,000	501,654
0.800%, 8/16/12	200,000	200,055
0.850%, 8/17/12	100,000	100,049
0.875%, 12/28/12	400,000	399,090
1.000%, 1/7/13	200,000	200,072
2.125%, 1/25/13	300,000	300,258
2.050%, 1/28/13	200,000	200,177
1.800%, 2/8/13	200,000	201,595
1.750%, 2/22/13	2,000,000	2,042,230
1.800%, 3/15/13	200,000	200,496
1.850%, 3/25/13	200,000	200,570
3.250%, 4/9/13	500,000	527,879
2.000%, 4/15/13	200,000	200,788
1.100%, 4/29/13	200,000	199,717
1.875%, 5/6/13	200,000	200,893
1.750%, 5/7/13	300,000	306,404
2.000%, 6/24/13	250,000	251,428
1.500%, 6/26/13	500,000	507,171
1.375%, 7/19/13	500,000	501,570
1.250%, 7/29/13	400,000	400,378
1.300%, 8/9/13	100,000	100,065
1.250%, 8/16/13	300,000	300,220
1.350%, 8/16/13	100,000	100,079
2.020%, 8/20/13	100,000	100,472
1.250%, 8/23/13	400,000	399,477
1.000%, 9/23/13	1,000,000	998,487
1.200%, 9/27/13	300,000	299,458
1.125%, 10/8/13	200,000	198,623
1.000%, 10/15/13	200,000	198,533
0.750%, 10/25/13	200,000	198,007
0.875%, 11/4/13	200,000	197,428
0.750%, 11/22/13	100,000	98,972
0.800%, 11/29/13	200,000	198,163
1.000%, 11/29/13	1,000,000	992,254
1.125%, 12/2/13	200,000	200,100
1.300%, 12/30/13	200,000	200,124
1.375%, 12/30/13	200,000	200,054
1.500%, 12/30/13	200,000	200,229
1.400%, 1/6/14	200,000	200,068
1.500%, 2/4/14	100,000	100,089
1.350%, 2/24/14	200,000	199,322
1.000%, 4/25/14	500,000	493,220
1.000%, 5/16/14	250,000	246,084
1.550%, 8/12/14	200,000	198,327
1.750%, 8/18/14	100,000	100,182
1.250%, 10/28/14	200,000	196,153
1.150%, 11/18/14	200,000	195,864
3.125%, 1/21/15	200,000	200,261
3.000%, 2/17/15	11,800,000	11,844,049
2.150%, 8/4/15	100,000	99,744
2.000%, 8/5/15	200,000	199,677
2.125%, 8/5/15	100,000	99,047
2.000%, 8/24/15	15,700,000	15,543,958
2.000%, 9/21/15	200,000	197,404
2.000%, 9/30/15	500,000	489,868
1.875%, 10/15/15	200,000	197,991
1.625%, 10/26/15	14,400,000	14,035,378
1.550%, 10/27/15	200,000	193,244
1.520%, 10/28/15	100,000	96,656

	Principal Amount	Value (Note 1)

1.650%, 10/29/15	$200,000	$193,808
1.625%, 11/9/15	100,000	97,124
1.500%, 11/23/15	400,000	386,064
2.000%, 11/30/15	200,000	199,554
2.000%, 12/15/15	200,000	198,154
2.000%, 3/28/16	100,000	97,684
2.250%, 3/28/16	100,000	98,453
2.350%, 9/23/16	100,000	98,550
4.000%, 1/20/17	700,000	701,059
6.000%, 3/9/20	100,000	103,687
4.300%, 3/30/20	100,000	100,748
4.000%, 9/30/25	100,000	94,751
6.000%, 4/18/36	200,000	216,052
Financing Corp.
10.700%, 10/6/17	600,000	883,057
Small Business Administration
Series 2003-10A 1 4.628%, 3/10/13	116,459	121,888
Series 2008-P10B 1 5.944%, 8/1/18	2,327,764	2,551,471
Series P10A 4.504%, 2/1/14	202,219	211,742
Small Business Administration Participation Certificates
Series 2004-20A 1 4.930%, 1/1/24	459,496	489,327
Series 2004-20C 4.340%, 3/1/24	3,218,445	3,374,628
Series 2005-20B 4.625%, 2/1/25	295,278	312,123
Series 2008-20A 5.170%, 1/1/28	775,387	835,057
Series 2008-20C 1 5.490%, 3/1/28	2,846,650	3,060,110
Series 2008-20G 5.870%, 7/1/28	2,970,489	3,177,440

		98,754,697

Agency CMO (0.2%)
Federal Home Loan Mortgage Corp.
4.500%, 1/15/16	1,976	1,972
4.879%, 5/19/17	3,500,000	3,782,099
5.500%, 1/15/31	343,260	359,192
Federal National Mortgage Association
4.500%, 2/25/17	315,930	319,724
4.500%, 3/25/17	290,911	295,139
6.000%, 1/25/32	237,142	236,765
8.575%, 6/25/32 (l)	90,565	94,623
5.310%, 8/25/33	2,223,936	2,279,602
6.000%, 10/25/33	237,236	236,907
6.500%, 7/25/34	280,751	298,314
Government National Mortgage Association
6.500%, 6/20/32	114,598	125,590

		8,029,927

Foreign Governments (1.1%)
Canadian Government Bond
2.375%, 9/10/14	400,000	412,410
Export-Import Bank of China
5.250%, 7/29/14§	3,700,000	3,983,294
Export-Import Bank of Korea
8.125%, 1/21/14	200,000	228,784
5.875%, 1/14/15	500,000	541,465

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

4.125%, 9/9/15	$200,000	$203,259
4.000%, 1/29/21	1,000,000	934,189
Federative Republic of Brazil
6.000%, 1/17/17	1,500,000	1,697,250
8.000%, 1/15/18	1,250,000	1,462,500
4.875%, 1/22/21	600,000	612,000
8.750%, 2/4/25	500,000	687,500
8.250%, 1/20/34	1,351,000	1,800,208
Israel Government AID Bond
5.500%, 4/26/24	1,335,000	1,524,707
5.500%, 9/18/33	583,000	647,539
Japan Finance Organization for Municipalities
5.000%, 5/16/17	500,000	557,217
Kreditanstalt fuer Wiederaufbau
1.375%, 7/15/13	1,045,000	1,053,057
Province of British Columbia
2.850%, 6/15/15	60,000	61,768
6.500%, 1/15/26	300,000	370,495
7.250%, 9/1/36	200,000	275,505
Province of Manitoba
4.900%, 12/6/16	500,000	556,870
Province of Nova Scotia
5.125%, 1/26/17	1,000,000	1,113,385
Province of Ontario
2.625%, 1/20/12	1,500,000	1,530,798
3.500%, 7/15/13	1,000,000	1,054,914
4.100%, 6/16/14	600,000	648,115
4.000%, 10/7/19	250,000	256,817
4.400%, 4/14/20	500,000	522,723
Province of Quebec
4.600%, 5/26/15	1,372,000	1,506,018
7.500%, 9/15/29	500,000	686,577
Republic of Chile
5.500%, 1/15/13	300,000	324,318
Republic of Hungary
4.750%, 2/3/15	250,000	244,372
Republic of Italy
5.625%, 6/15/12	1,256,000	1,319,607
4.500%, 1/21/15	2,699,000	2,773,144
6.875%, 9/27/23	656,000	722,952
Republic of Korea
5.750%, 4/16/14	500,000	546,214
7.125%, 4/16/19	300,000	357,272
Republic of Panama
5.200%, 1/30/20	300,000	318,000
7.125%, 1/29/26	200,000	240,500
8.875%, 9/30/27	150,000	205,500
9.375%, 4/1/29	448,000	628,320
6.700%, 1/26/36	250,000	278,750
Republic of Peru
8.375%, 5/3/16	300,000	370,500
7.125%, 3/30/19	100,000	119,500
7.350%, 7/21/25	500,000	608,250
6.550%, 3/14/37	200,000	219,000
Republic of Poland
5.250%, 1/15/14	600,000	640,117
6.375%, 7/15/19	700,000	784,147
Republic of South Africa
7.375%, 4/25/12	60,000	64,521
6.500%, 6/2/14	1,480,000	1,665,000
6.875%, 5/27/19	500,000	585,625
5.500%, 3/9/20	300,000	319,125

	Principal Amount	Value (Note 1)

State of Israel
5.500%, 11/9/16	$656,000	$743,253
United Mexican States
6.625%, 3/3/15	670,000	770,500
5.625%, 1/15/17	590,000	652,540
8.125%, 12/30/19	1,356,000	1,725,510
5.125%, 1/15/20	345,000	359,662
8.300%, 8/15/31	500,000	660,000
6.750%, 9/27/34	1,078,000	1,212,750
6.050%, 1/11/40	500,000	511,250

		44,899,563

Municipal Bonds (2.5%)
American Municipal Power-Ohio, Inc.
7.834%, 2/15/41	55,000	59,462
6.449%, 2/15/44	100,000	97,474
8.084%, 2/15/50	200,000	212,920
Bay Area Toll Authority California State
6.793%, 4/1/30	4,200,000	4,211,928
6.918%, 4/1/40	100,000	100,703
6.263%, 4/1/49	500,000	494,035
7.043%, 4/1/50	200,000	202,230
California State University, Class A
5.000%, 11/1/30	300,000	292,611
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	100,000	99,910
Chabot-Las Positas California Community College District Financing Corp.
(Zero Coupon), 8/1/22	6,230,000	3,298,972
Chicago, Illinois Board of Education
6.319%, 11/1/29	100,000	94,419
Chicago, Illinois Transit Authority
6.899%, 12/1/40	123,000	121,871
Chicago, Illinois Wastewater Transmission
6.900%, 1/1/40	100,000	101,222
City & County of Denver, Colorado
5.650%, 8/1/30	100,000	97,128
City of Chicago, Illinois
4.750%, 1/1/36	400,000	351,796
6.845%, 1/1/38	40,000	38,280
6.395%, 1/1/40	585,000	552,082
City of New York, New York
6.246%, 6/1/35	5,400,000	5,285,682
City of San Antonio, Texas
5.985%, 2/1/39	50,000	51,105
Clark County, Nevada Airport
6.881%, 7/1/42	100,000	98,644
6.820%, 7/1/45	150,000	146,593
Curators University of Missouri
5.792%, 11/1/41	100,000	103,399
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	400,000	407,660
5.022%, 12/1/48	300,000	265,287
Dallas, Texas Independent School District
6.450%, 2/15/35	200,000	208,536
Indianapolis, Indiana Local Public Improvement
6.116%, 1/15/40	100,000	103,878
Los Angeles County, California Public Works Financing Authority
5.591%, 8/1/20	3,700,000	3,507,119

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

5.841%, 8/1/21	$400,000	$380,232
6.091%, 8/1/22	1,400,000	1,334,942
7.488%, 8/1/33	200,000	196,410
7.618%, 8/1/40	100,000	98,070
Los Angeles Department of Airports
6.582%, 5/15/39	100,000	96,940
Los Angeles Department of Water & Power
6.008%, 7/1/39	100,000	94,298
Los Angeles, California Community College District
5.000%, 8/1/27	1,100,000	1,107,920
6.600%, 8/1/42	100,000	101,336
6.750%, 8/1/49	200,000	206,398
Los Angeles, California Unified School District
4.500%, 7/1/22	1,500,000	1,469,685
4.500%, 7/1/24	1,300,000	1,207,115
4.500%, 7/1/25	1,700,000	1,581,561
4.500%, 1/1/28	1,500,000	1,332,075
5.755%, 7/1/29	100,000	94,819
5.750%, 7/1/34	200,000	186,806
6.758%, 7/1/34	575,000	595,545
Los Gatos, California Union School District
5.000%, 8/1/30	160,000	161,917
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	145,000	138,721
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	50,000	49,236
Metropolitan Transportation Authority
5.871%, 11/15/39	100,000	90,131
6.668%, 11/15/39	75,000	74,997
7.336%, 11/15/39	1,065,000	1,174,780
6.687%, 11/15/40	200,000	200,198
Metropolitan Washington Airports Authority
7.462%, 10/1/46	13,000,000	12,641,590
Municipal Electric Authority of Georgia
6.637%, 4/1/57	100,000	97,750
7.055%, 4/1/57	100,000	91,850
New Jersey Economic Development Authority
1.302%, 6/15/13 (l)	3,000,000	3,006,120
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,185,000	1,300,656
New Jersey Transportation Trust Fund Authority
5.754%, 12/15/28	100,000	96,403
6.104%, 12/15/28	300,000	292,944
6.875%, 12/15/39	4,500,000	4,371,570
6.561%, 12/15/40	200,000	201,390
New York City Municipal Water Finance Authority
5.750%, 6/15/41	200,000	197,524
5.724%, 6/15/42	190,000	183,204
5.952%, 6/15/42	200,000	203,850
6.011%, 6/15/42	35,000	34,968
6.124%, 6/15/42	500,000	476,990
New York City Transitional Finance Authority
4.075%, 11/1/20	800,000	754,152
4.325%, 11/1/21	1,300,000	1,234,311
4.525%, 11/1/22	1,800,000	1,702,440
5.267%, 5/1/27	5,000,000	4,792,150
5.008%, 8/1/27	2,100,000	1,949,703
5.508%, 8/1/37	300,000	288,825
5.572%, 11/1/38	65,000	62,977

	Principal Amount	Value (Note 1)

New York State Dormitory Authority, Class F
5.500%, 3/15/30	$200,000	$197,242
5.628%, 3/15/39	875,000	847,411
5.600%, 3/15/40	200,000	196,622
New York State Urban Development Corp.
5.770%, 3/15/39	100,000	98,896
Northern California Power Agency, Class B
7.311%, 6/1/40	2,075,000	2,098,406
Ohio State University
4.910%, 6/1/40	200,000	181,070
Oregon State Department of Transportation
5.834%, 11/15/34	150,000	152,776
Pennsylvania State Turnpike Commission
6.105%, 12/1/39	250,000	245,050
5.511%, 12/1/45	190,000	168,467
5.561%, 12/1/49	200,000	172,788
Port Authority of New York & New Jersey
6.040%, 12/1/29	620,000	615,883
5.647%, 11/1/40	200,000	193,220
Port of Seattle
7.000%, 5/1/36	100,000	106,426
Puerto Rico Sales Tax Financing Corp.
(Zero Coupon), 8/1/54	1,100,000	55,110
Rutgers State University of New Jersey
5.665%, 5/1/40	155,000	153,844
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	60,000	54,661
San Diego County Regional Airport Authority
6.628%, 7/1/40	700,000	669,970
San Diego County, California Water Authority
6.138%, 5/1/49	100,000	100,139
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	200,000	189,820
South Carolina State Public Services Authority
6.454%, 1/1/50	100,000	102,671
State of California
4.850%, 10/1/14	250,000	259,407
5.450%, 4/1/15	4,025,000	4,203,066
5.950%, 4/1/16	35,000	36,691
5.750%, 3/1/17	100,000	102,229
6.200%, 3/1/19	100,000	101,230
6.200%, 10/1/19	200,000	202,602
6.650%, 3/1/22	1,090,000	1,132,663
4.500%, 8/1/28	1,200,000	1,036,824
7.700%, 11/1/30	100,000	100,704
7.500%, 4/1/34	785,000	812,279
7.950%, 3/1/36	100,000	102,561
7.550%, 4/1/39	3,085,000	3,199,577
7.300%, 10/1/39	2,215,000	2,230,726
7.350%, 11/1/39	845,000	855,867
7.625%, 3/1/40	165,000	172,163
7.600%, 11/1/40	120,000	124,962
State of Connecticut
5.090%, 10/1/30	300,000	283,437
5.459%, 11/1/30	100,000	98,362
State of Georgia
4.503%, 11/1/25	100,000	98,683
State of Illinois
2.766%, 1/1/12	100,000	100,248
3.321%, 1/1/13	100,000	99,887
4.071%, 1/1/14	100,000	100,674

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

4.421%, 1/1/15	$100,000	$100,148
5.100%, 6/1/33	1,500,000	1,122,255
State of Illinois Toll Highway Authority
6.184%, 1/1/34	1,055,000	1,033,109
5.851%, 12/1/34	100,000	93,798
State of Iowa
6.750%, 6/1/34	1,800,000	1,889,802
State of Massachusetts
4.910%, 5/1/29	100,000	93,244
4.500%, 8/1/31	100,000	88,506
5.456%, 12/1/39	200,000	200,506
State of Mississippi
5.245%, 11/1/34	100,000	95,662
State of New York
5.206%, 10/1/31	150,000	137,639
5.517%, 10/1/37	165,000	152,547
State of Texas
4.631%, 4/1/33	3,100,000	2,858,138
4.750%, 4/1/37	300,000	288,660
4.681%, 4/1/40	90,000	81,922
State of Utah
4.554%, 7/1/24	120,000	121,416
3.539%, 7/1/25	100,000	90,577
State of Washington
5.090%, 8/1/33	100,000	97,378
5.481%, 8/1/39	100,000	96,263
5.140%, 8/1/40	100,000	95,554
State Public School Building Authority of Pennsylvania
5.000%, 9/15/27	100,000	90,244
Tennessee State School Bond Authority
4.848%, 9/15/27	4,100,000	3,823,004
Texas State Transportation Commission
5.178%, 4/1/30	500,000	495,330
University of California
5.946%, 5/15/45	705,000	643,996
University of California Medical Center
5.235%, 5/15/22	1,500,000	1,410,720
5.435%, 5/15/23	1,975,000	1,859,996
University of Massachusetts Building Authority
5.450%, 11/1/40	100,000	95,513
University of Texas
4.794%, 8/15/46	180,000	162,673
University of Virginia
6.200%, 9/1/39	225,000	250,848
Utah Transit Authority
5.937%, 6/15/39	40,000	42,050
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	100,000	97,864
Washington State Convention Center
6.790%, 7/1/40	50,000	48,836

		106,373,957

Supranational (1.1%)
African Development Bank
1.750%, 10/1/12	375,000	381,282
3.000%, 5/27/14	200,000	209,450
Asian Development Bank
2.125%, 3/15/12	2,000,000	2,036,528
2.750%, 5/21/14	300,000	312,354
Corp. Andina de Fomento
8.125%, 6/4/19	475,000	559,350

	Principal Amount	Value (Note 1)

Eksportfinans ASA
5.000%, 2/14/12	$1,232,000	$1,289,984
1.875%, 4/2/13	4,975,000	5,032,994
3.000%, 11/17/14	2,550,000	2,631,409
2.000%, 9/15/15	3,855,000	3,764,870
5.500%, 5/25/16	1,675,000	1,885,338
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	422,413
European Investment Bank
2.000%, 2/10/12	500,000	507,709
1.750%, 9/14/12	1,500,000	1,526,995
4.625%, 5/15/14	4,320,000	4,754,095
3.125%, 6/4/14	500,000	525,997
4.875%, 2/16/16	1,334,000	1,489,178
4.875%, 1/17/17	500,000	557,222
2.875%, 9/15/20	500,000	468,857
4.875%, 2/15/36	200,000	204,493
Export Development Canada
1.750%, 9/24/12	500,000	509,059
2.250%, 5/28/15	150,000	151,880
Inter-American Development Bank
1.750%, 10/22/12	500,000	509,867
3.000%, 4/22/14	500,000	526,753
4.250%, 9/10/18	1,368,000	1,486,668
International Bank for Reconstruction & Development
3.625%, 5/21/13	1,000,000	1,064,428
3.500%, 10/8/13	1,000,000	1,066,083
2.375%, 5/26/15	2,800,000	2,865,582
7.625%, 1/19/23	694,000	949,912
4.750%, 2/15/35	100,000	103,035
International Finance Corp.
3.500%, 5/15/13	475,000	504,332
3.000%, 4/22/14	510,000	537,971
Japan Finance Corp.
2.000%, 6/24/11	1,400,000	1,410,531
1.500%, 7/6/12	300,000	302,701
2.125%, 11/5/12	475,000	483,784
Kommunalbanken A/S
1.750%, 10/5/15§	1,600,000	1,552,781
Korea Development Bank
8.000%, 1/23/14	500,000	570,750
3.250%, 3/9/16	100,000	97,245
Nordic Investment Bank
1.625%, 1/28/13	500,000	506,521
5.000%, 2/1/17	300,000	336,792
Svensk Exportkredit AB
3.250%, 9/16/14	575,000	602,263
1.750%, 10/20/15	115,000	110,919

		44,810,375

U.S. Government Agencies (33.9%)
Federal Farm Credit Bank
2.000%, 1/17/12	500,000	508,201
2.125%, 6/18/12	1,000,000	1,022,936
1.875%, 12/7/12	300,000	306,905
5.125%, 8/25/16	685,000	780,444
4.875%, 1/17/17	840,000	941,076
Federal Home Loan Bank
2.250%, 4/13/12	3,000,000	3,067,863
3.375%, 2/27/13	500,000	527,681

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

3.625%, 5/29/13	$1,000,000	$1,065,741
5.125%, 8/14/13	500,000	553,633
4.000%, 9/6/13	1,000,000	1,076,856
3.625%, 10/18/13	1,500,000	1,601,712
5.250%, 6/18/14	1,000,000	1,135,057
5.500%, 8/13/14	500,000	571,969
5.250%, 6/5/17	1,350,000	1,538,939
5.000%, 11/17/17	2,740,000	3,106,464
5.500%, 7/15/36	690,000	760,054
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	2,450,000	2,652,953
Federal Home Loan Mortgage Corp.
2.125%, 3/23/12	10,000,000	10,199,320
2.000%, 4/27/12	250,000	251,160
2.500%, 4/8/13	750,000	754,135
4.875%, 11/15/13	5,440,000	6,029,962
6.000%, 1/1/14	8,086	8,749
5.500%, 2/1/14	60,152	64,520
2.750%, 4/29/14	500,000	503,790
6.000%, 7/1/14	5,302	5,737
3.000%, 7/28/14	400,000	421,072
4.500%, 1/15/15	2,710,000	2,993,444
4.750%, 11/17/15	2,928,000	3,280,016
6.000%, 2/1/17	192,706	209,197
6.000%, 3/1/17	5,189	5,625
6.500%, 3/1/17	42,209	46,063
6.000%, 4/1/17	148,818	161,532
6.000%, 5/1/17	1,570	1,702
6.000%, 7/1/17	13,976	15,250
6.000%, 8/1/17	45,312	49,278
5.500%, 11/1/17	46,097	49,716
4.875%, 6/13/18	4,000,000	4,473,348
3.750%, 3/27/19	500,000	517,584
4.500%, 4/1/21	3,990,255	4,198,340
5.000%, 1/1/22	1,303,602	1,385,739
5.000%, 7/1/22	538,109	569,324
5.000%, 3/1/23	595,716	630,272
5.000%, 4/1/23	1,017,299	1,076,311
5.000%, 5/1/23	1,152,940	1,225,945
5.000%, 7/1/23	148,971	157,613
5.000%, 8/1/23	400,220	423,435
5.000%, 10/1/23	674,969	714,122
5.000%, 11/1/23	27,396	28,985
4.500%, 12/1/23	2,678,350	2,802,956
4.500%, 3/1/24	1,871,531	1,955,677
4.000%, 4/1/24	1,133,971	1,165,997
5.000%, 4/1/24	1,002,402	1,060,548
5.000%, 5/1/24	246,997	261,325
4.000%, 7/1/24	1,136,417	1,168,512
4.500%, 7/1/24	332,278	347,113
4.000%, 8/1/24	3,438,151	3,535,252
4.500%, 8/1/24	2,599,172	2,730,654
4.000%, 4/1/25	1,802,780	1,860,455
4.500%, 4/1/25	230,368	240,654
4.500%, 5/1/25	328,171	342,823
4.000%, 7/1/25	4,999,998	5,141,209
6.750%, 3/15/31	693,000	887,352
2.727%, 11/1/31 (l)	15,042	15,703
6.250%, 7/15/32	836,000	1,021,212
5.000%, 4/1/34	748,047	787,466
5.000%, 10/1/34	4,489,732	4,724,215

	Principal Amount	Value (Note 1)

4.781%, 1/1/35 (l)	$737,729	$780,694
6.000%, 2/1/35	470,728	513,480
5.500%, 10/1/35	190,230	203,687
5.500%, 11/1/35	7,377,084	7,898,955
5.320%, 4/1/36 (l)	1,317,204	1,380,982
5.535%, 4/1/36 (l)	1,318,018	1,389,369
5.000%, 5/1/36	105,213	110,626
5.826%, 11/1/36 (l)	491,112	515,598
6.500%, 11/1/36	7,851,991	8,688,719
5.644%, 1/1/37 (l)	1,385,550	1,466,487
5.395%, 6/1/37 (l)	496,062	527,670
5.453%, 6/1/37 (l)	3,946,741	4,164,491
5.495%, 6/1/37 (l)	546,866	584,543
6.000%, 6/1/37	1,417,461	1,549,739
5.421%, 7/1/37 (l)	809,581	856,162
5.500%, 8/1/37	425,985	454,540
6.000%, 8/1/37	650,307	703,677
5.500%, 10/1/37	2,654,931	2,828,227
6.000%, 10/1/37	5,763,776	6,270,842
6.000%, 11/1/37	356,398	385,537
6.000%, 12/1/37	422,467	457,007
5.500%, 1/1/38	206,924	220,398
5.500%, 2/1/38	1,845,339	1,965,790
6.000%, 3/1/38	144,637	156,371
5.000%, 4/1/38	2,146,840	2,260,639
5.500%, 5/1/38	5,715,221	6,086,253
5.500%, 8/1/38	7,876,151	8,381,640
6.000%, 8/1/38	93,248	100,799
6.000%, 9/1/38	40,074	43,344
6.000%, 11/1/38	249,998	270,242
6.000%, 1/1/39	585,114	632,403
5.000%, 3/1/39	1,998,380	2,105,559
4.000%, 4/1/39	3,702,018	3,682,496
4.000%, 5/1/39	3,648,216	3,626,127
4.500%, 6/1/39	20,407,332	20,928,676
5.000%, 7/1/39	4,431,933	4,646,085
5.000%, 8/1/39	2,389,621	2,513,221
4.500%, 9/1/39	1,788,425	1,834,114
5.000%, 9/1/39	3,060,556	3,217,051
4.500%, 10/1/39	2,174,987	2,233,270
4.500%, 12/1/39	3,044,422	3,122,197
5.000%, 12/1/39	1,909,574	2,011,990
4.500%, 1/1/40	4,838,455	4,975,671
4.000%, 2/1/40	907,859	902,362
4.500%, 2/1/40	2,856,712	2,937,727
5.500%, 3/1/40	5,948,208	6,329,962
5.000%, 6/1/40	6,724,733	7,068,588
4.500%, 8/1/40	1,909,718	1,958,506
4.500%, 9/1/40	1,928,227	1,977,487
4.500%, 12/1/40	16,500,000	16,921,524
4.000%, 1/15/41 TBA	9,500,000	9,430,234
4.500%, 1/15/41 TBA	1,000,000	1,024,922
5.000%, 1/15/41 TBA	3,300,000	3,461,133
5.500%, 1/15/41 TBA	100,000	106,555
6.000%, 1/15/41 TBA	5,000,000	5,414,062
Federal National Mortgage Association
5.000%, 1/1/12	18,000	19,101
2.000%, 1/9/12	5,000,000	5,080,520
2.250%, 2/24/12	100,000	100,244
4.625%, 5/1/13	1,695,000	1,822,164
5.000%, 6/1/13	771,463	818,624

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

5.000%, 7/1/13	$34,570	$36,684
1.500%, 7/19/13	500,000	500,150
4.625%, 10/15/13	3,790,000	4,160,094
5.125%, 1/2/14	607,000	665,539
2.750%, 2/5/14	1,500,000	1,567,451
3.150%, 2/18/14	250,000	250,722
2.750%, 3/13/14	3,000,000	3,135,639
2.900%, 4/7/14	250,000	251,536
2.500%, 5/15/14	5,000,000	5,187,575
3.000%, 7/28/14	500,000	506,878
3.000%, 9/29/14	500,000	509,712
2.625%, 11/20/14	500,000	519,011
7.000%, 4/1/15	21,807	23,284
4.375%, 10/15/15	2,028,000	2,232,309
7.000%, 4/1/16	33,157	35,799
6.000%, 8/1/16	93,820	102,017
4.875%, 12/15/16	2,050,000	2,298,163
5.500%, 2/1/17	153,530	165,248
5.500%, 6/1/17	50,315	54,155
5.375%, 6/12/17	1,500,000	1,727,071
5.500%, 8/1/17	34,994	37,706
5.500%, 10/1/17	27,468	29,620
5.500%, 1/1/18	89,772	96,845
5.500%, 4/1/18	103,974	112,316
5.000%, 6/1/18	904,487	961,194
5.000%, 11/1/18	10,095	10,804
5.500%, 11/1/18	854,331	919,540
5.500%, 3/1/19	96,086	103,730
5.500%, 5/1/19	235,580	254,559
5.500%, 7/1/19	18,295	19,755
5.500%, 8/1/19	168,936	182,359
5.500%, 9/1/19	42,328	45,704
5.500%, 11/1/19	78,986	85,268
5.500%, 6/1/20	794,916	859,137
5.000%, 8/1/20	10,729	11,472
5.500%, 10/1/20	165,212	178,338
4.500%, 12/1/20	12,212,656	12,904,865
5.500%, 1/1/21	97,119	104,835
5.500%, 2/1/21	43,080	46,503
6.000%, 5/1/21	306,330	333,960
6.000%, 8/1/21	1,426,978	1,554,793
6.000%, 10/1/21	495,447	539,205
5.000%, 3/1/22	148,269	157,333
5.000%, 10/1/22	9,067	9,674
5.000%, 12/1/22	3,855,112	4,090,786
5.500%, 12/1/22	2,670,570	2,874,410
4.500%, 2/1/23	1,000,000	1,050,742
5.000%, 2/1/23	11,707	12,423
5.500%, 3/1/23	318,697	343,023
4.000%, 4/1/23	1,541,762	1,593,676
4.500%, 4/1/23	282,412	296,478
5.000%, 4/1/23	404,377	429,098
4.500%, 5/1/23	1,087,345	1,141,500
5.000%, 5/1/23	1,199,894	1,273,247
4.000%, 6/1/23	1,047,180	1,082,441
5.000%, 7/1/23	442,363	469,405
5.000%, 8/1/23	603,020	639,884
5.500%, 8/1/23	3,107,115	3,344,275
4.788%, 2/1/24 (l)	2,169	2,327
4.000%, 4/1/24	5,634,153	5,806,260
4.500%, 4/1/24	7,387,910	7,742,010

	Principal Amount	Value (Note 1)

4.500%, 5/1/24	$1,374,907	$1,442,095
4.000%, 6/1/24	2,969,270	3,059,971
5.022%, 6/1/24 (l)	1,184	1,236
4.500%, 7/1/24	2,964,626	3,106,720
4.000%, 3/1/25	3,739,185	3,872,102
5.000%, 3/1/25	1,906,656	2,023,215
5.800%, 2/9/26	680,000	682,989
2.555%, 1/1/28 (l)	123,910	128,695
7.125%, 1/15/30	1,586,000	2,099,837
7.000%, 4/1/32	24,023	26,985
6.500%, 6/1/32	50,398	56,659
6.500%, 8/1/32	47,971	53,915
6.500%, 9/1/32	390,727	440,972
5.500%, 12/1/32	32,646	35,129
5.000%, 1/1/33	840,393	887,402
3.003%, 3/1/33 (l)	146,643	152,620
5.500%, 3/1/33	1,634,137	1,757,910
5.500%, 6/1/33	90,228	97,062
5.000%, 7/1/33	304,854	321,859
5.000%, 8/1/33	2,278,426	2,405,386
5.000%, 11/1/33	5,804,097	6,126,949
5.000%, 2/1/34	451,609	476,589
6.000%, 2/1/34	1,510,619	1,663,687
5.000%, 3/1/34	8,040,260	8,487,500
5.000%, 4/1/34	916,906	967,622
5.000%, 5/1/34	974,447	1,028,042
5.000%, 7/1/34	4,401,638	4,643,728
5.000%, 8/1/34	2,193,790	2,315,134
5.500%, 8/1/34	62,575	67,257
6.000%, 8/1/34	891,403	978,105
5.500%, 10/1/34	8,527,804	9,171,053
5.500%, 11/1/34	1,821,734	1,958,009
5.000%, 12/1/34	1,513,875	1,597,611
5.000%, 2/1/35	300,059	316,422
5.500%, 2/1/35	2,013,034	2,163,619
6.500%, 2/1/35	425,657	476,137
5.000%, 3/1/35	390,133	411,590
6.000%, 4/1/35	8,793,315	9,703,561
5.000%, 6/1/35	1,381,831	1,457,831
5.500%, 8/1/35	4,681,551	5,031,022
5.000%, 9/1/35	427,557	451,340
5.500%, 9/1/35	276,002	296,605
4.500%, 10/1/35	168,731	173,918
5.500%, 10/1/35	5,880,298	6,319,253
5.000%, 11/1/35	5,716,096	6,025,123
5.500%, 12/1/35	3,179,202	3,416,524
3.247%, 1/1/36 (l)	2,195,289	2,309,826
5.000%, 2/1/36	6,256,947	6,593,258
6.000%, 3/1/36	8,568,317	9,346,829
5.500%, 4/1/36	1,143,961	1,229,355
5.500%, 6/1/36	4,863,343	5,231,272
5.000%, 7/1/36	14,079,748	14,832,135
6.500%, 8/1/36	2,002,715	2,226,410
6.000%, 9/1/36	4,164,353	4,536,089
6.000%, 10/1/36	3,522,884	3,833,054
6.500%, 10/1/36	1,460,472	1,627,058
6.000%, 11/1/36	1,081,845	1,176,007
6.000%, 12/1/36	1,968,935	2,140,236
6.500%, 12/1/36	936,872	1,039,782
6.000%, 1/1/37	584,087	634,713
5.000%, 2/1/37	349,123	367,234

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

5.500%, 2/1/37	$1,777,389	$1,904,120
6.000%, 2/1/37	892,745	970,093
5.500%, 4/1/37	186,647	201,630
6.000%, 4/1/37	5,009,870	5,457,560
7.000%, 4/1/37	1,205,056	1,352,111
5.500%, 5/1/37	143,419	154,760
6.000%, 6/1/37	142,039	154,314
5.000%, 7/1/37	1,116,325	1,174,060
5.500%, 7/1/37	492,209	531,720
6.000%, 7/1/37	2,523,884	2,744,913
5.625%, 7/15/37	695,000	781,024
5.500%, 8/1/37	461,928	497,544
6.000%, 8/1/37	22,379	24,307
5.000%, 9/1/37	167,635	176,253
5.835%, 9/1/37 (l)	6,011,552	6,356,465
5.500%, 10/1/37	276,980	299,041
6.500%, 10/1/37	2,715,055	3,013,287
5.000%, 11/1/37	90,436	95,070
6.000%, 11/1/37	2,005,979	2,204,029
7.500%, 11/1/37	252,993	285,000
5.500%, 12/1/37	3,021,025	3,229,075
6.500%, 12/1/37	2,330,135	2,586,086
5.000%, 1/1/38	692,509	727,784
5.500%, 1/1/38	3,051,385	3,261,525
5.000%, 2/1/38	15,845,630	16,686,494
5.500%, 2/1/38	7,613,770	8,136,191
6.000%, 2/1/38	2,772,174	3,026,651
5.000%, 3/1/38	2,966,236	3,117,329
4.500%, 4/1/38	705,730	724,999
5.500%, 4/1/38	424,518	459,060
5.500%, 5/1/38	2,339,210	2,529,545
5.000%, 6/1/38	426,756	448,494
5.500%, 6/1/38	42,017,114	44,953,184
6.000%, 6/1/38	1,056,884	1,162,489
5.500%, 7/1/38	159,893	173,004
6.000%, 7/1/38	466,489	509,603
6.000%, 8/1/38	1,675,043	1,837,341
5.500%, 9/1/38	4,518,417	4,843,956
6.500%, 9/1/38	254,858	284,604
6.000%, 11/1/38	595,918	646,524
6.500%, 11/1/38	2,473,561	2,762,272
5.500%, 12/1/38	5,828,749	6,312,125
4.500%, 1/1/39	421,378	432,883
5.395%, 1/1/39 (l)	6,504,879	6,942,580
4.000%, 2/1/39	2,448,546	2,438,790
4.500%, 2/1/39	775,582	796,760
4.500%, 3/1/39	2,440,101	2,506,727
4.500%, 4/1/39	54,713	56,207
4.500%, 5/1/39	11,064,458	11,395,542
4.000%, 6/1/39	2,818,740	2,807,509
4.500%, 6/1/39	13,235,415	13,609,789
4.500%, 7/1/39	4,538,908	4,662,842
4.000%, 8/1/39	6,535,576	6,510,872
4.500%, 8/1/39	765,395	786,294
4.000%, 9/1/39	4,293,736	4,278,640
4.500%, 10/1/39	2,751,533	2,842,141
5.000%, 12/1/39	1,356,691	1,425,797
4.000%, 1/1/40	935,603	931,875
4.500%, 1/1/40	7,813,680	8,036,702
4.500%, 2/1/40	933,234	961,340
4.500%, 3/1/40	955,290	984,658

	Principal Amount	Value (Note 1)

6.000%, 4/1/40	$17,781,780	$19,305,734
4.500%, 5/1/40	4,658,276	4,789,836
4.500%, 6/1/40	4,767,849	4,898,033
5.000%, 8/1/40	6,050,024	6,358,197
4.500%, 9/1/40	48,565,367	49,891,430
4.000%, 10/1/40	5,932,285	5,908,648
4.000%, 11/1/40	9,985,451	9,948,781
4.500%, 11/1/40	4,991,322	5,127,608
2.609%, 12/1/40 (l)	68,832	71,744
3.500%, 12/1/40	6,000,000	5,733,281
4.000%, 12/1/40	2,000,000	1,992,031
4.500%, 12/1/40	31,857,720	32,727,585
4.000%, 1/1/41	15,000,000	14,940,234
3.500%, 1/25/26 TBA	9,500,000	9,568,281
4.000%, 1/25/26 TBA	6,700,000	6,898,383
5.000%, 1/25/26 TBA	5,200,000	5,521,344
5.500%, 1/25/26 TBA	4,800,000	5,172,000
4.000%, 1/25/41 TBA	340,100,000	338,319,781
5.000%, 1/25/41 TBA	8,200,000	8,620,890
6.500%, 1/25/41 TBA	12,000,000	13,335,000
4.000%, 2/25/41 TBA	23,800,000	23,605,695
Government National Mortgage Association
2.625%, 7/20/27 (l)	6,299	6,527
6.000%, 1/15/29	15,929	17,504
6.000%, 6/15/29	9,160	10,064
6.000%, 12/15/31	20,324	22,369
7.000%, 2/15/32	18,840	21,287
6.500%, 5/15/32	227,098	256,412
6.000%, 7/15/32	22,382	24,636
6.000%, 8/15/32	18,586	20,470
6.000%, 1/15/33	18,281	20,156
6.500%, 1/15/33	192,464	217,436
6.000%, 2/15/33	43,711	48,169
6.500%, 2/15/33	245,786	277,552
7.000%, 2/15/33	18,150	20,541
5.500%, 4/15/33	53,386	57,953
6.500%, 6/15/34	245,206	276,974
6.500%, 8/15/34	1,993,131	2,250,939
6.000%, 9/15/34	410,708	452,063
6.000%, 12/15/34	55,686	61,287
6.000%, 1/15/35	135,113	148,704
6.000%, 2/15/35	67,485	74,273
6.000%, 3/15/35	239,044	263,051
6.000%, 5/15/35	22,797	25,095
6.000%, 7/15/35	143,917	158,325
6.000%, 9/15/35	22,086	24,297
6.000%, 10/15/35	52,262	57,494
6.000%, 12/15/35	75,464	82,995
6.500%, 12/15/35	2,313,917	2,613,693
6.000%, 1/15/36	73,366	80,747
6.000%, 2/15/36	41,028	45,123
6.000%, 3/15/36	51,701	56,861
6.000%, 4/15/36	60,636	66,727
5.839%, 4/20/36 IO (l)	5,017,927	614,761
6.000%, 5/15/36	230,558	253,549
6.000%, 6/15/36	314,752	345,969
6.000%, 7/15/36	730,049	802,474
6.000%, 8/15/36	653,470	718,818
6.000%, 9/15/36	491,320	540,049
6.000%, 10/15/36	701,965	771,613
6.000%, 2/15/38	184,433	202,609

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

6.000%, 4/15/38	$2,065,668	$2,273,970
5.000%, 5/15/38	1,855,119	1,972,441
6.000%, 5/15/38	587,876	645,446
6.000%, 6/15/38	282,883	310,586
6.000%, 8/15/38	26,988	29,631
6.000%, 9/15/38	202,767	222,623
6.000%, 10/15/38	1,204,785	1,322,770
6.000%, 11/15/38	125,219	137,481
5.500%, 12/15/38	829,159	895,945
6.000%, 12/15/38	2,261,733	2,483,224
6.500%, 12/15/38	519,779	584,549
5.500%, 1/15/39	14,486,465	15,653,306
6.000%, 1/15/39	187,801	206,192
5.000%, 2/15/39	5,841,133	6,210,539
4.500%, 3/15/39	1,811,358	1,883,176
4.500%, 4/15/39	5,931,608	6,166,787
4.000%, 6/15/39	835,317	842,561
4.500%, 6/15/39	7,505,461	7,803,041
4.000%, 7/15/39	424,279	427,958
4.500%, 7/15/39	935,302	972,386
5.500%, 7/15/39	89,588	96,804
4.000%, 8/15/39	657,811	663,516
4.500%, 8/15/39	1,773,399	1,845,928
5.000%, 8/15/39	35,431	37,672
4.500%, 9/15/39	2,915,061	3,030,638
5.000%, 9/15/39	9,885,381	10,522,397
5.500%, 9/15/39	4,002,803	4,325,216
5.500%, 10/15/39	2,603,926	2,813,664
5.000%, 11/15/39	1,372,460	1,465,261
4.500%, 12/15/39	2,873,417	2,996,323
4.500%, 1/15/40	2,702,744	2,809,903
5.000%, 1/15/40	4,637,570	4,951,150
4.500%, 2/15/40	6,694,077	6,974,589
5.000%, 2/15/40	7,572,724	8,079,004
4.500%, 5/15/40	2,936,781	3,062,397
4.500%, 6/15/40	2,943,130	3,069,018
5.000%, 6/15/40	4,874,492	5,182,765
5.000%, 7/15/40	1,963,443	2,087,616
4.500%, 8/15/40	2,480,110	2,578,442
4.000%, 12/15/40	2,000,000	2,018,594
4.000%, 1/15/41 TBA	5,700,000	5,738,742
4.500%, 1/15/41 TBA	2,000,000	2,076,719
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	58,780
0.000%, 10/15/18 STRIPS	75,000	58,088
Small Business Administration
4.524%, 2/10/13	24,914	26,033
U.S. Department of Housing and Urban Development
Series 03-A 5.380%, 8/1/18	1,660,000	1,833,271

		1,428,413,569

U.S. Treasuries (26.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,763,357
9.250%, 2/15/16	3,684,000	4,988,077
7.250%, 5/15/16	2,734,000	3,446,762
7.500%, 11/15/16	4,095,000	5,263,033
8.875%, 8/15/17	4,107,000	5,704,878
3.625%, 2/15/20	3,000,000	3,113,436
8.500%, 2/15/20	5,627,000	8,051,005

	Principal Amount	Value (Note 1)

7.875%, 2/15/21	$1,500,000	$2,092,500
8.125%, 5/15/21	5,890,000	8,361,038
8.000%, 11/15/21	4,575,000	6,470,766
7.250%, 8/15/22	2,445,000	3,305,334
7.625%, 11/15/22	1,000,000	1,391,562
7.125%, 2/15/23	500,000	671,562
6.250%, 8/15/23	11,320,000	14,227,825
6.750%, 8/15/26	1,755,000	2,330,310
6.625%, 2/15/27	2,573,000	3,384,298
6.375%, 8/15/27	1,634,000	2,102,754
6.125%, 11/15/27	2,258,000	2,836,612
6.125%, 8/15/29	5,588,000	7,067,948
6.250%, 5/15/30	1,000,000	1,285,312
5.375%, 2/15/31	2,770,000	3,233,543
4.750%, 2/15/37	5,081,000	5,460,490
5.000%, 5/15/37	2,293,000	2,558,486
4.375%, 2/15/38	7,204,000	7,280,542
3.500%, 2/15/39	5,395,000	4,648,974
4.250%, 5/15/39	5,500,000	5,418,358
4.500%, 8/15/39	5,000,000	5,134,375
4.375%, 11/15/39	3,500,000	3,518,592
4.625%, 2/15/40	4,500,000	4,713,750
4.375%, 5/15/40#	14,686,000	14,757,080
3.875%, 8/15/40	12,540,000	11,550,519
4.250%, 11/15/40	2,805,000	2,759,419
U.S. Treasury Notes
1.125%, 1/15/12	4,000,000	4,032,032
0.875%, 1/31/12	7,000,000	7,039,102
1.375%, 2/15/12	9,000,000	9,101,250
0.875%, 2/29/12	5,000,000	5,029,100
4.625%, 2/29/12	2,000,000	2,097,890
1.000%, 3/31/12	7,000,000	7,053,620
4.500%, 3/31/12	840,000	883,247
1.000%, 4/30/12	13,000,000	13,105,170
4.500%, 4/30/12	3,778,000	3,985,937
1.375%, 5/15/12	4,000,000	4,053,124
0.750%, 5/31/12	7,000,000	7,033,390
4.750%, 5/31/12	5,000,000	5,304,885
0.625%, 6/30/12	5,000,000	5,014,850
0.625%, 7/31/12	5,810,000	5,825,861
1.750%, 8/15/12	8,000,000	8,164,376
0.375%, 8/31/12	5,000,000	4,991,015
4.125%, 8/31/12	5,420,000	5,744,777
1.375%, 9/15/12	10,000,000	10,144,920
0.375%, 9/30/12	5,000,000	4,988,085
4.250%, 9/30/12	1,000,000	1,065,352
1.375%, 10/15/12	7,000,000	7,103,089
0.375%, 10/31/12	5,000,000	4,984,765
1.375%, 11/15/12	8,000,000	8,119,376
1.125%, 12/15/12	2,000,000	2,020,546
0.625%, 12/31/12	2,000,000	2,001,094
3.625%, 12/31/12	6,780,000	7,191,038
1.375%, 1/15/13	5,000,000	5,076,170
1.375%, 2/15/13	7,000,000	7,105,546
2.750%, 2/28/13	4,000,000	4,180,936
1.375%, 3/15/13	7,000,000	7,102,270
1.750%, 4/15/13	7,000,000	7,160,790
3.125%, 4/30/13	6,487,000	6,852,906
1.375%, 5/15/13	6,000,000	6,086,280
3.375%, 6/30/13	8,490,000	9,039,863
1.000%, 7/15/13	3,000,000	3,014,760

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

3.375%, 7/31/13	$5,563,000	$5,933,724
0.750%, 8/15/13	5,000,000	4,989,845
0.500%, 10/15/13	5,580,000	5,517,660
2.750%, 10/31/13	5,848,000	6,147,254
0.500%, 11/15/13	5,000,000	4,935,545
4.250%, 11/15/13	5,000,000	5,470,705
2.000%, 11/30/13	1,139,000	1,172,636
1.500%, 12/31/13	7,782,000	7,893,866
1.750%, 1/31/14	4,000,000	4,083,752
4.000%, 2/15/14	2,000,000	2,178,750
1.875%, 2/28/14	1,500,000	1,536,093
1.750%, 3/31/14	5,000,000	5,098,045
1.875%, 4/30/14	5,000,000	5,113,670
4.750%, 5/15/14	4,000,000	4,467,812
2.250%, 5/31/14	5,000,000	5,172,265
2.625%, 6/30/14	8,000,000	8,371,872
2.625%, 7/31/14	5,000,000	5,229,295
2.375%, 8/31/14	2,500,000	2,589,845
2.375%, 9/30/14	6,000,000	6,214,686
2.375%, 10/31/14	6,000,000	6,210,468
4.250%, 11/15/14	4,000,000	4,422,188
2.625%, 12/31/14	5,000,000	5,213,670
2.250%, 1/31/15	15,000,000	15,398,430
4.000%, 2/15/15	4,082,000	4,472,023
4.125%, 5/15/15	7,000,000	7,708,204
2.125%, 5/31/15	7,000,000	7,111,580
1.875%, 6/30/15	5,500,000	5,521,912
1.750%, 7/31/15	5,700,000	5,681,760
1.250%, 8/31/15	5,000,000	4,862,890
1.250%, 9/30/15	85,800,000	83,246,077
1.250%, 10/31/15	32,820,000	31,763,590
1.375%, 11/30/15	20,916,000	20,326,106
2.125%, 12/31/15	37,600,000	37,799,731
2.625%, 2/29/16	7,000,000	7,184,296
2.375%, 3/31/16	6,000,000	6,075,936
2.625%, 4/30/16	2,500,000	2,559,180
5.125%, 5/15/16	4,087,000	4,708,670
3.250%, 5/31/16	3,000,000	3,164,298
3.250%, 6/30/16	2,000,000	2,108,594
4.875%, 8/15/16	10,810,000	12,320,870
3.000%, 8/31/16	5,000,000	5,190,625
3.000%, 9/30/16	5,000,000	5,185,545
3.125%, 10/31/16	5,000,000	5,215,625
2.750%, 11/30/16	4,500,000	4,593,164
3.250%, 12/31/16	4,000,000	4,190,000
3.125%, 1/31/17	5,000,000	5,195,310
4.625%, 2/15/17	5,458,000	6,144,938
3.000%, 2/28/17	5,000,000	5,156,250
2.750%, 5/31/17	6,000,000	6,076,404
2.375%, 7/31/17	3,000,000	2,960,625
4.750%, 8/15/17	3,186,000	3,612,873
1.875%, 8/31/17	5,500,000	5,250,350
1.875%, 9/30/17	5,000,000	4,761,330
1.875%, 10/31/17	5,000,000	4,753,125
4.250%, 11/15/17	1,150,000	1,267,785
2.250%, 11/30/17	4,430,000	4,307,830
3.500%, 2/15/18	3,000,000	3,155,859
3.875%, 5/15/18	7,432,000	7,996,371
4.000%, 8/15/18	6,500,000	7,043,868
3.750%, 11/15/18	8,000,000	8,509,376
2.750%, 2/15/19	8,000,000	7,896,872
3.125%, 5/15/19	47,960,000	48,465,834
3.625%, 8/15/19#	164,570,000	171,924,304
3.375%, 11/15/19	11,500,000	11,739,879

	Principal Amount	Value (Note 1)

3.500%, 5/15/20	$9,000,000	$9,219,420
2.625%, 8/15/20	14,560,000	13,803,564
2.625%, 11/15/20	17,801,000	16,791,345

		1,112,976,173

Total Government Securities		2,844,258,261

Time Deposits (0.5%)
Financials (0.5%)
Certificates of Deposit (0.5%)
Dexia Credit Local S.A./New York
0.553%, 3/22/12	15,700,000	15,668,930
Intesa Sanpaolo S.p.A.
0.789%, 1/19/12	7,100,000	7,042,681

		22,711,611

Total Time Deposits		22,711,611

Total Long-Term Debt Securities (109.9%) (Cost $4,547,769,482)		4,631,322,589

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	5,002,750

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		5,002,750

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS (c):
Government Securities (0.0%)
U.S. Treasury Bills
0.15%, 6/2/11 (p)	$1,600,000	1,598,967

Time Deposit (1.4%)
JPMorgan Chase Nassau
0.000%, 1/3/11	59,002,077	59,002,077

Total Short-Term Investments (1.4%) (Cost $60,600,976)		60,601,044

Total Investments Before Options Written and Securities Sold Short (111.4%) (Cost $4,613,370,458)		4,696,926,383

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
February 2011 @ $123.00*	(666)	(104,063)
March 2011 @ $124.00*	(77)	(21,656)
5 Year U.S. Treasury Notes
March 2011 @ $119.50*	(19)	(4,453)

		(130,172)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Contracts	Value (Note 1)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
February 2011 @ $118.00*	(666)	$(166,500)
March 2011 @ $124.00*	(77)	(295,969)
5 Year U.S. Treasury Notes
March 2011 @ $119.50*	(19)	(38,297)

		(500,766)

Total Options Written (0.0%) (Premiums Received $927,688)		(630,938)

Total Investments Before Securities Sold Short (111.4%) (Cost $4,612,442,770)		4,696,295,445

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agencies (-2.8%)
Federal Home Loan Mortgage Corp.
4.500%, 2/15/41 TBA	$(16,500,000)	$(16,863,515)
Federal National Mortgage Association
4.500%, 2/25/26 TBA	(11,100,000)	(11,619,878)
4.500%, 1/25/41 TBA	(14,600,000)	(14,988,953)
4.500%, 2/25/41 TBA	(48,600,000)	(49,761,842)
5.500%, 2/25/41 TBA	(22,000,000)	(23,498,750)
6.000%, 2/25/41 TBA	(3,500,000)	(3,796,406)

Total Securities Sold Short (-2.8%) (Proceeds Received $120,151,895)		(120,529,344)

Total Investments after Options Written and Securities Sold Short (108.6%) (Cost $4,492,290,875)		4,575,766,101
Other Assets Less Liabilities (-8.6%)		(360,759,225)

Net Assets (100%)		$4,215,006,876

*	Non-income producing.
†	Securities (totalling $2,353,045 or 0.1% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2010, the market value of these securities amounted to $452,897,370 or 10.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,600,359.
(b)	Illiquid Security.
(c)	All or a portion of these securities are segregated as collateral on forward contracts and forward commitments.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2010.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.

Glossary:
ABS	—	Asset-Backed Security
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
IO	—	Interest Only
JPY	—	Japanese Yen
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
TBA	—	Security is subject to delayed delivery.

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Notes	62	March-11	$13,561,107	$13,572,188	$11,081
5 Year U.S. Treasury Notes	67	March-11	7,880,238	7,887,156	6,918
U.S. Long Bond	86	March-11	10,732,426	10,502,750	(229,676)

					$(211,677)

Sales
10 Year U.S. Treasury Notes	532	March-11	$63,740,479	$64,072,751	$(332,272)
90 Day Eurodollar	99	December-11	24,479,977	24,569,324	(89,347)
U.S. Ultra Bond	29	March-11	3,712,539	3,685,719	26,820

					$(394,799)

					$(606,476)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

At December 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 2/17/11	HSBC Bank plc	7,970	$8,009,031	$7,903,531	$105,500
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	Credit Suisse First Boston	94,677	14,365,019	14,300,000	65,019
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	56,919	8,666,622	8,600,000	66,622
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Citibank N.A.	30,970	4,715,558	4,750,000	(34,442)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	44,662	6,800,330	6,850,000	(49,670)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	35,018	5,340,670	5,452,040	(111,370)
Danish Krone vs. U.S. Dollar, expiring 1/3/11	HSBC Bank plc	140,351	25,161,283	24,601,384	559,899
Danish Krone vs. U.S. Dollar, expiring 1/3/11	JPMorgan Chase Bank	50,260	9,010,228	8,786,626	223,602
Danish Krone vs. U.S. Dollar, expiring 2/7/11	JPMorgan Chase Bank	922	165,276	163,008	2,268
European Union Euro vs. U.S. Dollar, expiring 1/25/11	Citibank N.A.	2,900	3,875,271	3,807,860	67,411
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	1,693,000	1,483,485	1,509,182	(25,697)
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	2,655,969	2,327,281	2,371,400	(44,119)
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	2,452,300	2,148,819	2,171,138	(22,319)
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	916,000	802,641	815,963	(13,322)
Korean Won vs. U.S. Dollar, expiring 5/9/11	JPMorgan Chase Bank	2,755,500	2,414,496	2,429,826	(15,330)
Mexican Peso vs. U.S. Dollar, expiring 2/22/11	Barclays Bank plc	117,961	9,518,068	8,916,210	601,858
Norwegian Krone vs. U.S. Dollar, expiring 2/7/11	Citibank N.A.	178,873	30,602,902	29,907,947	694,955
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	4,090	3,186,972	3,034,575	152,397
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	3,110	2,423,345	2,309,520	113,825
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	4,440	3,459,695	3,316,576	143,119
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Barclays Bank plc	20,395	15,892,064	15,650,000	242,064
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	JPMorgan Chase Bank	2,130	1,659,718	1,580,470	79,248

					$2,801,518

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 1/20/11	Citibank N.A.	7,857	$7,794,434	$7,899,923	$(105,489)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	102,105	18,236,618	18,304,784	(68,166)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	64,344	12,062,133	11,535,214	526,919
Danish Krone vs. U.S. Dollar, expiring 2/7/11	Citibank N.A.	4,472	795,236	801,647	(6,411)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	140,351	24,543,306	25,113,831	(570,525)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	50,260	8,768,384	8,993,235	(224,851)
European Union Euro vs. U.S. Dollar, expiring 1/6/11	Citibank N.A.	14,903	20,185,517	19,914,879	270,638
European Union Euro vs. U.S. Dollar, expiring 1/25/11	Citibank N.A.	17,800	23,580,924	23,786,140	(205,216)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

At December 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 1/14/11	Goldman Sachs & Co.	144,339	$1,714,830	$1,778,002	$(63,172)
Japanese Yen vs. U.S. Dollar, expiring 1/14/11	Goldman Sachs & Co.	2,500	30,030	30,796	(766)
Japanese Yen vs. U.S. Dollar, expiring 1/14/11	Royal Bank of Canada	144,339	1,714,219	1,778,002	(63,783)
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	10,405,680	9,080,000	9,117,935	(37,935)
Mexican Peso vs. U.S. Dollar, expiring 2/22/11	HSBC Bank plc	116,522	9,363,700	9,401,912	(38,212)
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Barclays Bank plc	13,770	10,317,698	10,729,731	(412,033)
Swiss Franc vs. U.S. Dollar, expiring 2/7/11	JPMorgan Chase Bank	99	99,773	105,921	(6,148)

					$(1,005,150)

					$1,796,368

Options Written:

Options written through the year ended December 31, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2010	4,880	$1,831,534
Options Written	31,213,922	5,761,073
Options Terminated in Closing Purchase Transactions	(2,013)	(1,124,938)
Options Expired	(31,215,265)	(5,539,981)
Options Exercised	—	—

Options Outstanding - December 31, 2010	1,524	$927,688

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$55,245,880	$23,363,441	$78,609,321
Non-Agency CMO	—	224,131,810	2,360,510	226,492,320
Convertible Preferred Stocks
Financials	5,002,750	—	—	5,002,750
Corporate Bonds
Consumer Discretionary	—	56,516,865	—	56,516,865
Consumer Staples	—	53,911,295	—	53,911,295
Energy	—	102,664,788	—	102,664,788
Financials	—	932,187,485	1,420,000	933,607,485
Health Care	—	41,241,299	—	41,241,299

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$39,821,531	$—	$39,821,531
Information Technology	—	19,058,688	—	19,058,688
Materials	—	61,088,342	—	61,088,342
Telecommunication Services	—	77,982,182	—	77,982,182
Utilities	—	73,358,601	—	73,358,601
Forward Currency Contracts	—	3,915,344	—	3,915,344
Futures	44,819	—	—	44,819
Government Securities
Agency ABS	—	96,203,226	2,551,471	98,754,697
Agency CMO	—	8,029,927	—	8,029,927
Foreign Governments	—	44,899,563	—	44,899,563
Municipal Bonds	—	106,373,957	—	106,373,957
Supranational	—	44,810,375	—	44,810,375
U.S. Government Agencies	—	1,428,413,569	—	1,428,413,569
U.S. Treasuries	—	1,112,976,173	—	1,112,976,173
Time Deposits
Financials	—	22,711,611	—	22,711,611
Short-Term Investments	—	60,601,044	—	60,601,044

Total Assets	$5,047,569	$4,666,143,555	$29,695,422	$4,700,886,546

Liabilities:
Forward Currency Contracts	$—	$(2,118,976)	$—	$(2,118,976)
Futures	(651,295)	—	—	(651,295)
Government Securities
U.S. Government Agencies	—	(120,529,344)	—	(120,529,344)
Options Written
Call Options Written	(130,172)	—	—	(130,172)
Put Options Written	(500,766)	—	—	(500,766)

Total Liabilities	$(1,282,233)	$(122,648,320)	$—	$(123,930,553)

Total	$3,765,336	$4,543,495,235	$29,695,422	$4,576,955,993

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt Securities- Asset-Backed Securities	Investments in Securities-Financials
Balance as of 12/31/09	$2,391,747	$—
Total gains or losses (realized/unrealized) included in earnings	403,848	—
Purchases, sales, issuances, and settlements (net)	(507,198)	1,420,000
Transfers into Level 3	25,988,001	—
Transfers out of Level 3	(976)	—
Balance as of 12/31/10	$28,275,422	$1,420,000
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$499,881	$—

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets	$44,819	*
Foreign exchange contracts	Receivables - Unrealized depreciation	3,915,344
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,960,163

	Liability Derivatives
Interest rate contracts	Payables, Net Assets	$(1,282,233	)*
Foreign exchange contracts	Payables - Unrealized depreciation	(2,118,976)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(3,401,209)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$5,921,972	$(14,827,111)	$—	$—	$(8,905,139)
Foreign exchange contracts	233,220	—	4,591,093	—	4,824,313
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$6,155,192	$(14,827,111)	$4,591,093	$—	$(4,080,826)

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$1,361,153	$(1,192,933)	$—	$—	$168,220
Foreign exchange contracts	—	—	852,163	—	852,163
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$1,361,153	$(1,192,933)	$852,163	$—	$1,020,383

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $149,720,000, futures contracts and option contracts with an average notional balance of approximately $420,288,000 and $1,039,000, respectively, during the year ended December 31, 2010.

^ This Portfolio held options, forward foreign currency and futures contracts for hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$7,906,057,312
Long-term U.S. Treasury securities	14,366,100,586

$22,272,157,898

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$7,656,768,596
Long-term U.S. Treasury securities	14,545,907,824

$22,202,676,420

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,957,527
Aggregate gross unrealized depreciation	(57,109,217)

Net unrealized appreciation	$78,848,310

Federal income tax cost of investments	$4,618,078,073

The Portfolio utilized net capital loss carryforward of $35,102,296 during 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value (Cost $4,613,370,458)	$4,696,926,383
Cash	106,707
Foreign cash (Cost $2,007,219)	2,043,517
Receivable for forward commitments	631,669,907
Receivable for securities sold	54,171,691
Dividends, interest and other receivables	33,007,959
Unrealized appreciation of forward foreign currency contracts	3,915,344
Receivable from Separate Accounts for Trust shares sold	1,099,162
Other assets	5,600

Total assets	5,422,946,270

LIABILITIES
Payable for forward commitments	952,914,878
Payable for securities purchased	123,544,949
Securities sold short, at value (Proceeds received $120,151,895)	120,529,344
Payable for return of cash collateral on forward contracts	2,170,000
Unrealized depreciation of forward foreign currency contracts	2,118,976
Payable to Separate Accounts for Trust shares redeemed	2,072,151
Investment management fees payable	1,859,319
Options written, at value (Premiums received $927,688)	630,938
Administrative fees payable	555,321
Payable for return of cash collateral on forward commitments	450,000
Distribution fees payable - Class B	298,274
Variation margin payable on futures contracts	43,944
Trustees’ fees payable	38,018
Accrued expenses	713,282

Total liabilities	1,207,939,394

NET ASSETS	$4,215,006,876

Net assets were comprised of:
Paid in capital	$4,143,029,115
Accumulated undistributed net investment income (loss)	417,510
Accumulated undistributed net realized gains (losses) on investments, securities sold short, options written, futures and foreign currency transactions	(12,450,425)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	84,010,676

Net assets	$4,215,006,876

Class A
Net asset value, offering and redemption price per share, $2,826,132,106 / 269,623,011 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.48

Class B
Net asset value, offering and redemption price per share, $1,388,874,770 / 132,283,076 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.50

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Interest	$146,830,586
Dividends	375,000
Securities lending (net)	1,569

Total income	147,207,155

EXPENSES
Investment management fees	21,711,502
Administrative fees	6,412,315
Distribution fees - Class B	3,452,925
Printing and mailing expenses	347,346
Custodian fees	242,500
Professional fees	124,766
Trustees’ fees	64,008
Miscellaneous	302,911

Total expenses	32,658,273

NET INVESTMENT INCOME (LOSS)	114,548,882

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	110,224,346
Foreign currency transactions	2,715,149
Futures	(14,827,111)
Options written	6,399,196
Securities sold short	(6,395,796)

Net realized gain (loss)	98,115,784

Change in unrealized appreciation (depreciation) on:
Securities	46,380,276
Foreign currency translations	320,292
Options written	1,361,153
Futures	(1,192,933)
Securities sold short	(403,111)

Net change in unrealized appreciation (depreciation)	46,465,677

NET REALIZED AND UNREALIZED GAIN (LOSS)	144,581,461

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$259,130,343

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$114,548,882	$124,151,687
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	98,115,784	20,173,573
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	46,465,677	135,869,565

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	259,130,343	280,194,825

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(86,210,918)	(96,306,551)
Class B	(38,444,541)	(39,003,943)

	(124,655,459)	(135,310,494)

Distributions from net realized capital gains
Class A	(37,431,995)	(6,263,576)
Class B	(18,214,843)	(2,789,213)

	(55,646,838)	(9,052,789)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(180,302,297)	(144,363,283)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 40,962,423 and 73,497,702 shares, respectively ]	437,734,612	738,835,683
Capital shares issued in reinvestment of dividends and distributions [ 11,737,468 and 10,105,166 shares, respectively ]	123,642,913	102,570,127
Capital shares repurchased [ (55,370,584) and (62,978,766) shares, respectively ]	(585,094,117)	(620,324,410)

Total Class A transactions	(23,716,592)	221,081,400

Class B
Capital shares sold [ 45,333,902 and 54,936,464 shares, respectively ]	482,184,025	556,253,083
Capital shares issued in reinvestment of dividends and distributions [ 5,366,771 and 4,107,514 shares, respectively ]	56,659,384	41,793,156
Capital shares repurchased [ (40,161,741) and (29,660,624) shares, respectively ]	(427,501,392)	(300,194,154)

Total Class B transactions	111,342,017	297,852,085

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	87,625,425	518,933,485

TOTAL INCREASE (DECREASE) IN NET ASSETS	166,453,471	654,765,027
NET ASSETS:
Beginning of year	4,048,553,405	3,393,788,378

End of year (a)	$4,215,006,876	$4,048,553,405

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$417,510	$700,719

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.27	$9.86	$10.38	$10.21	$10.25

Income (loss) from investment operations:
Net investment income (loss)	0.30 (e)	0.36 (e)	0.46 (e)	0.47 (e)	0.44 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.37	0.46	(0.19)	0.17	(0.04)

Total from investment operations	0.67	0.82	0.27	0.64	0.40

Less distributions:
Dividends from net investment income	(0.32)	(0.38)	(0.52)	(0.47)	(0.44)
Distributions from net realized gains	(0.14)	(0.03)	(0.27)	—	—

Total dividends and distributions	(0.46)	(0.41)	(0.79)	(0.47)	(0.44)

Net asset value, end of year	$10.48	$10.27	$9.86	$10.38	$10.21

Total return	6.60%	8.44%	2.55%	6.53%	3.96%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$2,826,132	$2,796,284	$2,481,594	$2,088,488	$1,911,399
Ratio of expenses to average net assets:
After waivers	0.69%	0.71%	0.75%	0.71%	0.70%
Before waivers	0.69%	0.71%	0.76%	0.76%	0.77%
Ratio of net investment income (loss) to average net assets:
After waivers	2.80%	3.51%	4.55%	4.62%	4.31%
Before waivers	2.80%	3.51%	4.54%	4.57%	4.24%
Portfolio turnover rate	492%	623%	431%	475%	366%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class B	2010	2009	2008	2007	2006
Net asset value, beginning of year	$10.29	$9.88	$10.40	$10.20	$10.24

Income (loss) from investment operations:
Net investment income (loss)	0.27 (e)	0.33 (e)	0.44 (e)	0.44 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.38	0.47	(0.20)	0.18	(0.03)

Total from investment operations	0.65	0.80	0.24	0.62	0.38

Less distributions:
Dividends from net investment income	(0.30)	(0.36)	(0.49)	(0.42)	(0.42)
Distributions from net realized gains	(0.14)	(0.03)	(0.27)	—	—

Total dividends and distributions	(0.44)	(0.39)	(0.76)	(0.42)	(0.42)

Net asset value, end of year	$10.50	$10.29	$9.88	$10.40	$10.20

Total return	6.33%	8.16%	2.30%	6.23%	3.80%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,388,875	$1,252,270	$912,195	$829,932	$825,182
Ratio of expenses to average net assets:
After waivers	0.94%	0.96%	1.00%	0.96%	0.95%
Before waivers	0.94%	0.96%	1.01%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets:
After waivers	2.55%	3.25%	4.29%	4.37%	4.04%
Before waivers	2.55%	3.25%	4.28%	4.32%	3.97%
Portfolio turnover rate	492%	623%	431%	475%	366%

(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC**

➢	JPMorgan Investment Management Inc.

➢	Marsico Capital Management, LLC

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	7.32%	0.91%	4.82%
Portfolio – Class B Shares	6.95	0.65	4.57
MSCI EAFE Index	7.75	2.46	6.72
* Date of inception 12/31/01 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

**	Effective February 12, 2010, BlackRock Investment Management, LLC replaced SSgA Funds Management, Inc. as a sub-adviser of the Portfolio.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 7.32% for the year ended December 31, 2010. The Portfolio’s benchmark, the MSCI EAFE Index, returned 7.75% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by BlackRock Investment Management, Inc., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Energy and Health Care sectors aided relative performance though Energy was a weak-performing sector of the benchmark.

•	An overweight position relative to the benchmark in the Consumer Discretionary sector contributed to positive relative returns.

•	A relative underweight position in the Financials sector helped the Portfolio’s performance as it was one of the weakest-performing sectors of the benchmark.

•	Owning HTC Corp. (Information Technology sector) and Teck Cominco Ltd. (Materials sector) while the benchmark did not, was beneficial for the Portfolio.

•	On an individual basis, leading contributors to relative performance included Swatch Group (Consumer Discretionary sector), Novo-Nordisk (Health Care sector), and Banco Santander (Financials sector).

What hurt performance during the year:

•	Stock selection in the Industrials, Telecommunications Services and Utilities sectors dampened the Portfolio’s relative performance.

•	Owning Teva Pharmaceuticals (Health Care sector) and Research In Motion Ltd. (Information Technology sector), while the benchmark did not, was detrimental to relative returns.

•	Leading detractors from performance included Barclays and BNP Paribas (both in the Financials sector) and Telefonica SA (Telecommunications Services sector).

Sector Weightings as of 12/31/10	% of Net Assets
Financials	18.7%
Consumer Discretionary	13.6
Industrials	11.5
Materials	9.1
Consumer Staples	8.7
Energy	7.3
Health Care	6.1
Telecommunication Services	4.5
Information Technology	4.2
Utilities	2.8
Cash and Other	13.5

100.0%

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six month period ended December 31, 2010 and held for the entire six month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,255.20	$5.85
Hypothetical (5% average return before expenses)	1,000.00	1,020.01	5.24
Class B
Actual	1,000.00	1,253.90	7.27
Hypothetical (5% average return before expenses)	1,000.00	1,018.75	6.51

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.03% and 1.28% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Argentina (0.3%)
MercadoLibre, Inc.*	42,521	$2,834,025

Australia (4.2%)
AGL Energy Ltd.	18,100	281,948
Alumina Ltd.	61,448	155,866
Amcor Ltd.	41,564	286,954
AMP Ltd.	76,425	413,506
Asciano Ltd.*	85,797	139,966
ASX Ltd.	6,863	264,494
Australia & New Zealand Banking Group Ltd.	133,034	3,177,169
AXA Asia Pacific Holdings Ltd.‡	41,803	269,791
Bendigo and Adelaide Bank Ltd.	15,921	162,026
BGP Holdings plc*	568,558	—
BHP Billiton Ltd.	140,179	6,487,722
Billabong International Ltd.	3,537	29,484
BlueScope Steel Ltd.	50,846	117,012
Boral Ltd.	179,420	886,357
Brambles Ltd.	46,904	341,571
Caltex Australia Ltd.	1,288	18,931
CFS Retail Property Trust (REIT)	48,993	88,194
Coca-Cola Amatil Ltd.	18,417	204,569
Cochlear Ltd.	1,542	126,819
Commonwealth Bank of Australia	51,959	2,698,104
Computershare Ltd.	18,730	206,513
Crown Ltd.	11,281	95,190
CSL Ltd.	17,780	659,948
CSR Ltd.	62,356	107,147
Dexus Property Group (REIT)	214,527	174,437
Fairfax Media Ltd.	97,264	139,274
Fortescue Metals Group Ltd.*	34,810	232,848
Foster’s Group Ltd.	73,245	425,517
Goodman Fielder Ltd.	18,447	25,377
Goodman Group (REIT)	182,566	121,373
GPT Group (REIT)	73,630	221,408
Harvey Norman Holdings Ltd.	6,811	20,481
Incitec Pivot Ltd.	338,195	1,369,787
Insurance Australia Group Ltd.	81,746	324,406
Leighton Holdings Ltd.	3,832	120,638
Lend Lease Group	12,876	113,653
MacArthur Coal Ltd.	4,884	63,940
Macquarie Group Ltd.	36,056	1,364,858
MAp Group	14,238	43,542
Metcash Ltd.	19,104	80,308
Mirvac Group (REIT)	88,392	110,749
National Australia Bank Ltd.	195,460	4,738,021
Newcrest Mining Ltd.	25,420	1,051,423
OneSteel Ltd.	34,036	90,163
Orica Ltd.	12,120	308,669
Origin Energy Ltd.	31,417	535,341
OZ Minerals Ltd.	75,318	132,501
Paladin Energy Ltd.*	13,189	66,504
Qantas Airways Ltd.*	53,845	139,885
QBE Insurance Group Ltd.	32,587	604,939
QR National Ltd.*	52,267	147,011
Ramsay Health Care Ltd.	3,622	65,941
Rio Tinto Ltd.	20,925	1,829,237
Santos Ltd.	24,956	335,654
Sims Metal Management Ltd.	3,915	86,372

	Number of Shares	Value (Note 1)

Sonic Healthcare Ltd.	15,263	$181,088
SP AusNet	17,690	15,741
Stockland Corp., Ltd. (REIT)	90,670	333,854
Suncorp Group Ltd.	37,965	334,331
TABCORP Holdings Ltd.	30,089	218,810
Tatts Group Ltd.	35,067	92,536
Telstra Corp., Ltd.	445,225	1,270,499
Toll Holdings Ltd.	27,973	163,940
Transurban Group	42,335	221,697
Wesfarmers Ltd.	34,147	1,117,618
Wesfarmers Ltd. (PPS)	5,562	183,749
Westfield Group (REIT)	70,373	689,544
Westfield Retail Trust (REIT)*	70,373	184,982
Westpac Banking Corp.	101,267	2,300,420
Woodside Petroleum Ltd.	20,352	885,930
Woolworths Ltd.	40,361	1,113,355
WorleyParsons Ltd.	5,571	152,365

		41,763,997

Austria (0.3%)
Erste Group Bank AG	5,762	270,570
Immofinaz AG*	24,379	103,890
OMV AG	43,204	1,795,512
Raiffeisen Bank International AG	2,552	139,820
Telekom Austria AG	10,728	150,813
Verbund AG	2,236	83,304
Vienna Insurance Group AG	2,194	114,034
Voestalpine AG	4,713	224,523

		2,882,466

Belgium (1.3%)
Ageas	67,900	155,156
Anheuser-Busch InBev N.V.	130,631	7,471,262
Bekaert S.A.	1,174	134,761
Belgacom S.A.	4,070	136,648
Colruyt S.A.	3,430	174,403
Delhaize Group S.A.	32,798	2,422,372
Dexia S.A.*	13,828	48,044
Groupe Bruxelles Lambert S.A.	2,278	191,565
KBC Groep N.V.*	47,903	1,632,326
Mobistar S.A.	1,357	87,966
Solvay S.A.	2,452	261,310
UCB S.A.	4,628	158,753
Umicore S.A.	2,847	148,069

		13,022,635

Bermuda (0.0%)
Seadrill Ltd.	8,062	272,461

Brazil (2.3%)
Anhanguera Educacional Participacoes S.A.	69,700	1,679,518
BR Malls Participacoes S.A.	503,800	5,189,747
OGX Petroleo e Gas Participacoes S.A.*	812,400	9,787,952
PDG Realty S.A. Empreendimentos e Participacoes	843,500	5,162,627
Petroleo Brasileiro S.A. (ADR)	7,423	280,886
Vale S.A. (ADR)	15,376	531,548

		22,632,278

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Canada (2.2%)
Agrium, Inc.	19,500	$1,794,478
Canadian National Railway Co.	87,199	5,796,118
Lundin Mining Corp.*	182,300	1,331,085
Magna International, Inc.	10,963	572,352
National Bank of Canada	21,400	1,474,734
New Gold, Inc.*	82,400	802,205
Nexen, Inc.	103,150	2,365,302
Suncor Energy, Inc.	67,328	2,592,091
Teck Resources Ltd., Class B	62,930	3,910,736
Toronto-Dominion Bank	12,300	918,510

		21,557,611

China (0.9%)
Baidu, Inc. (ADR)*	21,556	2,080,801
China Life Insurance Co., Ltd., Class H	84,000	343,119
Foxconn International Holdings Ltd.*	100,424	70,155
Industrial & Commercial Bank of China Ltd., Class H	630,135	469,391
Li Ning Co. Ltd.	50,000	106,011
Ping An Insurance Group Co. of China Ltd., Class H	545,000	6,093,107
Yangzijiang Shipbuilding Holdings Ltd.	21,182	31,525

		9,194,109

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	29,326	101,106

Denmark (1.7%)
A. P. Moller - Maersk A/S, Class A	24	211,429
A. P. Moller - Maersk A/S, Class B	45	407,481
Carlsberg A/S, Class B	3,426	343,027
Coloplast A/S, Class B	1,095	148,799
Danske Bank A/S*	64,489	1,653,253
DSV A/S	4,965	109,749
Novo Nordisk A/S, Class B	66,880	7,541,618
Novozymes A/S, Class B	19,901	2,772,129
Pandora A/S*	49,112	2,958,315
Tryg A/S	1,552	71,645
Vestas Wind Systems A/S*	6,466	204,133
William Demant Holding A/S*	689	50,890

		16,472,468

Finland (0.4%)
Elisa Oyj	2,982	64,833
Fortum Oyj	13,692	412,223
Kesko Oyj, Class B	2,564	119,680
Kone Oyj, Class B	5,323	295,906
Metso Oyj	4,014	224,211
Neste Oil Oyj	4,467	71,333
Nokia Oyj	120,425	1,245,551
Nokian Renkaat Oyj	2,356	86,421
Orion Oyj, Class B	1,666	36,444
Outokumpu Oyj	6,019	111,640
Pohjola Bank plc	8,661	103,816
Rautaruukki Oyj	871	20,380
Sampo Oyj, Class A	12,734	341,180
Sanoma Oyj	4,655	100,896
Stora Enso Oyj, Class R	24,903	255,741

	Number of Shares	Value (Note 1)

UPM-Kymmene Oyj	14,904	$263,292
Wartsila Oyj	2,623	200,142

		3,953,689

France (8.7%)
Accor S.A.	122,178	5,436,773
Aeroports de Paris S.A.	1,549	122,271
Air France-KLM*	4,672	85,095
Air Liquide S.A.	9,120	1,153,383
Alcatel-Lucent*	80,179	233,572
Alstom S.A.	8,731	417,804
Arkema S.A.	8,200	590,289
Atos Origin S.A.*	1,940	103,282
AXA S.A.‡	55,619	925,330
bioMerieux S.A.	478	47,153
BNP Paribas S.A.	120,757	7,682,711
Bouygues S.A.	69,562	2,998,286
Bureau Veritas S.A.	1,856	140,675
Cap Gemini S.A.	39,752	1,855,503
Carrefour S.A.	20,550	847,171
Casino Guichard Perrachon S.A.	2,401	234,057
Christian Dior S.A.	2,200	314,271
Cie de Saint-Gobain S.A.	23,928	1,231,037
Cie Generale de Geophysique-Veritas*	25,404	773,151
Cie Generale des Etablissements Michelin, Class B	5,379	385,993
Cie Generale d’Optique Essilor International S.A.	6,296	405,313
CNP Assurances S.A.	5,136	92,688
Credit Agricole S.A.	28,459	361,435
Danone S.A.	18,885	1,186,598
Dassault Systemes S.A.	1,595	120,254
Edenred*	9,179	217,290
EDF S.A.	49,310	2,022,584
Eiffage S.A.	1,687	74,404
Eramet S.A.	299	102,486
Eurazeo S.A.	1,191	88,314
Eutelsat Communications S.A.	4,587	167,890
Fonciere des Regions (REIT)	1,018	98,490
France Telecom S.A.	181,085	3,773,739
GDF Suez S.A.	40,623	1,457,539
Gecina S.A. (REIT)	1,046	115,050
Groupe Eurotunnel S.A. (Registered)	20,186	177,493
Hermes International S.A.	441	92,374
ICADE (REIT)	1,261	128,655
Iliad S.A.	976	106,164
Imerys S.A.	1,387	92,459
J.C. Decaux S.A.*	3,507	107,905
Klepierre S.A. (REIT)	4,402	158,795
Lafarge S.A.	16,753	1,050,400
Lagardere S.C.A.	51,207	2,109,633
Legrand S.A.	4,920	200,361
L’Oreal S.A.	7,659	850,301
LVMH Moet Hennessy Louis Vuitton S.A.	10,822	1,780,203
Metropole Television S.A.	677	16,375
Natixis S.A.*	36,222	169,412
Neopost S.A.	1,068	93,051
PagesJaunes Groupe S.A.	4,319	39,246
Pernod-Ricard S.A.	49,135	4,619,774

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Peugeot S.A.*	5,441	$206,564
PPR S.A.	10,968	1,744,128
Publicis Groupe S.A.	88,971	4,636,786
Renault S.A.*	36,972	2,149,147
Safran S.A.	40,333	1,428,270
Sanofi-Aventis S.A.	68,542	4,382,710
Schneider Electric S.A.	49,733	7,443,319
SCOR SE	7,519	190,905
Societe BIC S.A.	1,092	93,858
Societe Generale S.A.	82,428	4,430,174
Societe Television Francaise 1 S.A.	2,157	37,471
Sodexo S.A.	2,593	178,691
Suez Environnement Co. S.A.	11,265	232,575
Technip S.A.	3,108	286,988
Thales S.A.	4,207	147,207
Total S.A.	93,326	4,944,812
Unibail-Rodamco S.A. (REIT)	2,834	560,487
Vallourec S.A.	4,112	431,896
Veolia Environnement S.A.	13,255	387,376
Vinci S.A.	14,027	762,517
Vivendi S.A.	149,933	4,047,181

		86,377,544

Germany (7.8%)
Adidas AG	47,674	3,114,624
Allianz SE (Registered)	44,903	5,336,145
Axel Springer AG	419	68,309
BASF SE	128,484	10,250,082
Bayer AG (Registered)	79,532	5,877,207
Bayerische Motoren Werke (BMW) AG	10,636	836,428
Bayerische Motoren Werke (BMW) AG (Preference)	2,830	145,597
Beiersdorf AG	2,850	158,146
Brenntag AG*	815	83,097
Celesio AG	4,039	100,390
Commerzbank AG*	28,241	209,599
Continental AG*	1,111	87,801
Daimler AG (Registered)*	89,494	6,066,843
Deutsche Bank AG (Registered)	30,403	1,588,536
Deutsche Boerse AG	6,018	416,568
Deutsche Lufthansa AG (Registered)*	7,065	154,407
Deutsche Post AG (Registered)	26,640	452,108
Deutsche Telekom AG (Registered)	92,369	1,191,743
E.ON AG	175,226	5,370,334
Fraport AG	2,096	132,090
Fresenius Medical Care AG & Co. KGaA	5,878	339,562
Fresenius SE	1,130	94,754
Fresenius SE (Preference)	2,859	244,778
GEA Group AG	7,469	215,885
Hannover Rueckversicherung AG (Registered)	3,027	162,345
HeidelbergCement AG	4,336	271,748
Henkel AG & Co. KGaA	4,628	238,810
Henkel AG & Co. KGaA (Preference)	5,714	355,323
Hochtief AG	1,948	165,402
Infineon Technologies AG*	194,905	1,813,524

	Number of Shares	Value (Note 1)

K+S AG	5,320	$400,670
Kabel Deutschland Holding AG*	1,553	72,375
Lanxess AG	2,597	205,099
Linde AG	9,063	1,375,191
MAN SE	3,207	381,368
Merck KGaA	2,149	171,872
Metro AG	58,677	4,224,735
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	20,669	3,133,487
Porsche Automobil Holding SE (Preference)	3,589	286,128
ProSiebenSat.1 Media AG (Preference)	2,149	64,613
Puma AG Rudolf Dassler Sport	199	65,949
RWE AG	13,610	907,352
RWE AG (Preference)	1,770	113,508
Salzgitter AG	1,442	111,320
SAP AG	42,200	2,148,530
Siemens AG (Registered)	78,376	9,708,828
Suedzucker AG	2,105	56,047
Symrise AG	9,642	264,457
ThyssenKrupp AG	160,721	6,654,694
TUI AG*	4,785	67,139
United Internet AG (Registered)	2,006	32,610
Volkswagen AG	1,334	188,780
Volkswagen AG (Preference)	8,735	1,417,051
Wacker Chemie AG	802	139,966

		77,733,954

Greece (0.1%)
Alpha Bank AE*	11,820	60,021
Coca Cola Hellenic Bottling Co. S.A.	7,694	199,050
EFG Eurobank Ergasias S.A.*	6,917	34,662
Hellenic Telecommunications Organization S.A.	8,460	69,300
National Bank of Greece S.A.*	29,864	241,439
OPAP S.A.	7,714	133,388
Public Power Corp. S.A.	2,363	33,914

		771,774

Hong Kong (2.9%)
AIA Group Ltd.*	259,527	729,552
ASM Pacific Technology Ltd.	6,800	85,954
Bank of East Asia Ltd.	61,247	256,483
Belle International Holdings Ltd.	117,000	197,790
BOC Hong Kong Holdings Ltd.	115,000	391,333
Cathay Pacific Airways Ltd.	41,000	113,145
Cheung Kong Holdings Ltd.	45,000	694,151
Cheung Kong Infrastructure Holdings Ltd.	26,000	119,082
CLP Holdings Ltd.	65,000	527,673
CNOOC Ltd.	1,430,100	3,392,734
Esprit Holdings Ltd.	350,042	1,666,266
Hang Lung Group Ltd.	25,000	164,355
Hang Lung Properties Ltd.	872,000	4,077,964
Hang Seng Bank Ltd.	23,600	388,030
Henderson Land Development Co., Ltd.	31,000	211,378
Hong Kong & China Gas Co., Ltd.	138,200	325,729
Hong Kong Exchanges and Clearing Ltd.	32,800	743,958

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Hongkong Electric Holdings Ltd.	41,500	$261,617
Hopewell Holdings Ltd.	33,500	105,162
Hutchison Whampoa Ltd.	68,000	699,877
Hysan Development Co., Ltd.	24,448	115,119
Kerry Properties Ltd.	17,000	88,578
Li & Fung Ltd.	1,580,000	9,167,610
Lifestyle International Holdings Ltd.	35,500	87,416
Link REIT (REIT)	90,313	280,601
Mongolia Energy Corp., Ltd.*	50,540	15,085
MTR Corp.	49,589	180,549
New World Development Ltd.	871,808	1,637,556
Noble Group Ltd.	83,454	141,111
NWS Holdings Ltd.	70,653	107,259
Orient Overseas International Ltd.	11,500	111,556
PCCW Ltd.	116,974	51,769
Shangri-La Asia Ltd.	62,000	168,305
Sino Land Co., Ltd.	37,373	69,911
SJM Holdings Ltd.	44,000	69,854
Sun Hung Kai Properties Ltd.	46,000	764,023
Swire Pacific Ltd., Class A	26,500	435,712
Wharf Holdings Ltd.	40,000	307,740
Wheelock & Co., Ltd.	44,000	178,031
Wing Hang Bank Ltd.	9,500	131,388
Yue Yuen Industrial Holdings Ltd.	23,000	82,705

		29,344,111

India (0.8%)
ICICI Bank Ltd. (ADR)	164,804	8,345,675

Ireland (0.2%)
Bank of Ireland*	113,190	56,721
CRH plc	24,106	504,131
Elan Corp. plc*	24,520	135,979
Experian plc	34,383	427,780
James Hardie Industries SE (CDI)*	10,028	69,540
Kerry Group plc, Class A	4,846	161,375
Shire plc	18,800	452,270

		1,807,796

Israel (1.0%)
Bank Hapoalim B.M.*	25,900	134,810
Bank Leumi Le-Israel B.M.	32,713	167,506
Bezeq Israeli Telecommunication Corp., Ltd.	45,517	138,789
Cellcom Israel Ltd.	680	22,076
Elbit Systems Ltd.	299	15,951
Israel Chemicals Ltd.	12,344	211,606
Israel Corp., Ltd.*	41	49,741
Israel Discount Bank Ltd., Class A*	7,030	16,037
Mizrahi Tefahot Bank Ltd.	1,516	16,662
NICE Systems Ltd.*	1,165	41,039
Partner Communications Co., Ltd.	1,271	25,789
Teva Pharmaceutical Industries Ltd.	30,480	1,597,655
Teva Pharmaceutical Industries Ltd. (ADR)	141,910	7,397,768

		9,835,429

	Number of Shares	Value (Note 1)

Italy (1.7%)
A2A S.p.A.	63,180	$86,876
Assicurazioni Generali S.p.A.	39,688	753,628
Atlantia S.p.A.	7,220	147,326
Autogrill S.p.A.*	2,955	41,739
Banca Monte dei Paschi di Siena S.p.A.*	49,912	56,760
Banco Popolare S.c.a.r.l.	27,734	125,637
Enel Green Power S.p.A.*	49,820	105,254
Enel S.p.A.	209,512	1,047,091
ENI S.p.A.	204,855	4,473,038
Exor S.p.A.	1,808	59,628
Fiat S.p.A.	26,264	541,540
Finmeccanica S.p.A.	17,201	195,493
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	49,424	117,759
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	368,743	1,000,285
Luxottica Group S.p.A.	2,754	83,908
Mediaset S.p.A.	24,518	148,336
Mediobanca S.p.A.	20,996	186,859
Parmalat S.p.A.	48,536	132,960
Pirelli & C. S.p.A.	2,643	21,368
Prysmian S.p.A.	4,232	72,104
Saipem S.p.A.	8,016	394,622
Snam Rete Gas S.p.A.	40,578	201,715
Telecom Italia S.p.A.	1,783,924	2,305,190
Telecom Italia S.p.A. (RNC)	1,122,176	1,217,646
Terna Rete Elettrica Nazionale S.p.A.	42,513	179,520
UniCredit S.p.A.	1,570,091	3,247,878
Unione di Banche Italiane S.c.p.A.	17,514	153,296

		17,097,456

Japan (17.5%)
77 Bank Ltd.	13,000	69,011
ABC-Mart, Inc.	1,100	39,291
Advantest Corp.	6,800	153,856
Aeon Co., Ltd.	53,100	664,486
Aeon Mall Co., Ltd.	1,200	32,221
Air Water, Inc.	29,000	370,403
Aisin Seiki Co., Ltd.	7,300	258,319
Ajinomoto Co., Inc.	19,000	197,980
Alfresa Holdings Corp.	800	35,522
All Nippon Airways Co., Ltd.*	19,000	70,908
Amada Co., Ltd.	8,000	65,131
Aozora Bank Ltd.	25,000	51,731
Asahi Breweries Ltd.	89,500	1,734,000
Asahi Glass Co., Ltd.	196,000	2,290,972
Asahi Kasei Corp.	36,000	235,004
Asics Corp.	2,000	25,717
Astellas Pharma, Inc.	14,800	564,183
Bank of Kyoto Ltd.	15,000	142,259
Bank of Yokohama Ltd.	34,000	176,303
Benesse Holdings, Inc.	1,700	78,310
Bridgestone Corp.	20,100	388,433
Brother Industries Ltd.	10,200	151,260
Canon Marketing Japan, Inc.	1,300	18,510
Canon, Inc.	144,500	7,492,856
Casio Computer Co., Ltd.	9,600	77,448
Central Japan Railway Co.	48	402,020

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Chiba Bank Ltd.	21,000	$136,569
Chiyoda Corp.	6,000	59,712
Chubu Electric Power Co., Inc.	21,200	521,187
Chugai Pharmaceutical Co., Ltd.	9,700	178,015
Chugoku Bank Ltd.	9,000	108,967
Chugoku Electric Power Co., Inc.	11,400	231,679
Chuo Mitsui Trust Holdings, Inc.	28,000	116,221
Citizen Holdings Co., Ltd.	3,800	26,210
Cosmo Oil Co., Ltd.	11,000	36,039
Credit Saison Co., Ltd.	3,200	52,617
Dai Nippon Printing Co., Ltd.	18,000	245,203
Daicel Chemical Industries Ltd.	10,000	73,039
Daido Steel Co., Ltd.	8,000	47,001
Daihatsu Motor Co., Ltd.	10,000	153,467
Dai-ichi Life Insurance Co., Ltd.	258	419,143
Daiichi Sankyo Co., Ltd.	21,100	461,814
Daikin Industries Ltd.	68,464	2,428,579
Dainippon Sumitomo Pharma Co., Ltd.	10,300	93,625
Daito Trust Construction Co., Ltd.	3,300	225,988
Daiwa House Industry Co., Ltd.	15,000	184,382
Daiwa Securities Group, Inc.	51,000	262,569
DeNA Co., Ltd.	85,300	3,059,411
Denki Kagaku Kogyo KK	11,000	52,297
Denso Corp.	17,700	610,856
Dentsu, Inc.	4,883	151,620
Dowa Holdings Co., Ltd.	8,000	52,519
East Japan Railway Co.	33,405	2,172,415
Eisai Co., Ltd.	7,700	278,827
Electric Power Development Co., Ltd.	3,200	100,387
Elpida Memory, Inc.*	4,600	53,541
FamilyMart Co., Ltd.	95,200	3,588,028
FANUC Corp.	20,500	3,148,602
Fast Retailing Co., Ltd.	1,600	254,810
Fuji Electric Holdings Co., Ltd.	9,000	28,045
Fuji Heavy Industries Ltd.	15,000	116,394
Fuji Media Holdings, Inc.	21	33,211
Fujifilm Holdings Corp.	16,700	603,907
Fujitsu Ltd.	59,000	410,580
Fukuoka Financial Group, Inc.	20,000	86,957
Furukawa Electric Co., Ltd.	208,000	935,091
GS Yuasa Corp.	9,000	62,298
Gunma Bank Ltd.	20,000	109,866
Hachijuni Bank Ltd.	21,000	117,428
Hakuhodo DY Holdings, Inc.	670	38,414
Hamamatsu Photonics KK	2,200	80,424
Hankyu Hanshin Holdings, Inc.	47,000	218,241
Hino Motors Ltd.	5,000	27,097
Hirose Electric Co., Ltd.	1,400	157,778
Hiroshima Bank Ltd.	27,000	113,733
Hisamitsu Pharmaceutical Co., Inc.	3,300	139,007
Hitachi Chemical Co., Ltd.	5,300	109,734
Hitachi Construction Machinery Co., Ltd.	2,100	50,334
Hitachi High-Technologies Corp.	3,900	91,171
Hitachi Ltd.	144,000	767,976
Hitachi Metals Ltd.	3,000	36,027
Hokkaido Electric Power Co., Inc.	8,100	165,612
Hokuhoku Financial Group, Inc.	62,000	126,001

	Number of Shares	Value (Note 1)

Hokuriku Electric Power Co.	5,400	$132,689
Honda Motor Co., Ltd.	213,500	8,454,274
HOYA Corp.	15,300	371,617
Ibiden Co., Ltd.	3,300	104,134
Idemitsu Kosan Co., Ltd.	300	31,851
IHI Corp.	26,000	57,963
INPEX Corp.	71	415,821
Isetan Mitsukoshi Holdings Ltd.	15,000	174,406
Isuzu Motors Ltd.	215,000	977,152
ITOCHU Corp.	132,800	1,344,520
ITOCHU Techno-Solutions Corp.	400	15,002
Iyo Bank Ltd.	12,000	96,071
J. Front Retailing Co., Ltd.	22,000	120,310
Japan Petroleum Exploration Co.	500	19,029
Japan Prime Realty Investment Corp. (REIT)	25	76,980
Japan Real Estate Investment Corp. (REIT)	21	217,785
Japan Retail Fund Investment Corp. (REIT)	42	80,544
Japan Steel Works Ltd.	8,000	83,557
Japan Tobacco, Inc.	1,061	3,926,968
JFE Holdings, Inc.	69,100	2,406,883
JGC Corp.	5,000	108,819
Joyo Bank Ltd.	16,000	70,353
JS Group Corp.	7,100	156,272
JSR Corp.	4,700	87,702
JTEKT Corp.	5,900	69,617
Jupiter Telecommunications Co., Ltd.	64	67,319
JX Holdings, Inc.	245,344	1,665,039
Kajima Corp.	43,000	114,398
Kamigumi Co., Ltd.	10,000	84,000
Kaneka Corp.	11,000	76,278
Kansai Electric Power Co., Inc.	23,900	589,920
Kansai Paint Co., Ltd.	7,000	67,767
Kao Corp.	16,600	447,356
Kawasaki Heavy Industries Ltd.	40,000	134,499
Kawasaki Kisen Kaisha Ltd.	15,000	65,956
KDDI Corp.	349	2,016,024
Keikyu Corp.	19,000	167,792
Keio Corp.	26,000	177,411
Keisei Electric Railway Co., Ltd.	9,000	60,081
Keyence Corp.	1,200	347,629
Kikkoman Corp.	6,000	67,250
Kinden Corp.	3,000	27,713
Kintetsu Corp.	67,000	209,607
Kirin Holdings Co., Ltd.	26,000	364,749
Kobe Steel Ltd.	72,000	182,683
Koito Manufacturing Co., Ltd.	2,000	31,285
Komatsu Ltd.	269,600	8,158,729
Konami Corp.	1,400	29,762
Konica Minolta Holdings, Inc.	93,000	966,769
Kubota Corp.	102,000	966,104
Kuraray Co., Ltd.	9,500	136,199
Kurita Water Industries Ltd.	5,100	160,682
Kyocera Corp.	5,500	561,584
Kyowa Hakko Kirin Co., Ltd.	12,000	123,562
Kyushu Electric Power Co., Inc.	11,400	255,549
Lawson, Inc.	1,000	49,452
Mabuchi Motor Co., Ltd.	500	25,773

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Makita Corp.	2,600	$106,319
Marubeni Corp.	641,000	4,508,080
Marui Group Co., Ltd.	3,000	24,461
Maruichi Steel Tube Ltd.	300	6,374
Mazda Motor Corp.	61,000	175,059
McDonald’s Holdings Co. Japan Ltd.	4,100	102,816
Medipal Holdings Corp.	2,700	29,764
MEIJI Holdings Co., Ltd.	2,282	103,152
Minebea Co., Ltd.	6,000	37,837
Miraca Holdings, Inc.	1,500	60,414
Mitsubishi Chemical Holdings Corp.	35,500	240,923
Mitsubishi Corp.	182,500	4,940,695
Mitsubishi Electric Corp.	115,000	1,206,799
Mitsubishi Estate Co., Ltd.	38,000	704,865
Mitsubishi Gas Chemical Co., Inc.	195,000	1,385,823
Mitsubishi Heavy Industries Ltd.	112,000	420,741
Mitsubishi Logistics Corp.	3,000	39,980
Mitsubishi Materials Corp.*	51,000	162,692
Mitsubishi Motors Corp.*	142,000	206,380
Mitsubishi Tanabe Pharma Corp.	5,000	84,432
Mitsubishi UFJ Financial Group, Inc.	682,000	3,687,622
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,850	113,031
Mitsui & Co., Ltd.	199,800	3,300,059
Mitsui Chemicals, Inc.	22,000	78,852
Mitsui Engineering & Shipbuilding Co., Ltd.	10,000	26,481
Mitsui Fudosan Co., Ltd.	135,000	2,692,019
Mitsui Mining & Smelting Co., Ltd.	10,000	33,009
Mitsui O.S.K. Lines Ltd.	34,000	231,999
Mitsumi Electric Co., Ltd.	3,400	62,564
Mizuho Financial Group, Inc.	1,262,650	2,379,424
Mizuho Securities Co., Ltd.	32,000	91,834
Mizuho Trust & Banking Co., Ltd.*	85,000	87,942
MS&AD Insurance Group Holdings, Inc.	16,738	419,532
Murata Manufacturing Co., Ltd.	13,100	918,081
Nabtesco Corp.	2,600	55,465
Namco Bandai Holdings, Inc.	7,600	81,626
NEC Corp.	79,000	237,418
NGK Insulators Ltd.	7,000	114,238
NGK Spark Plug Co., Ltd.	67,000	1,028,230
NHK Spring Co., Ltd.	6,000	65,254
Nidec Corp.	9,500	960,648
Nikon Corp.	9,100	184,600
Nintendo Co., Ltd.	5,200	1,526,247
Nippon Building Fund, Inc. (REIT)	16	164,158
Nippon Electric Glass Co., Ltd.	14,000	202,094
Nippon Express Co., Ltd.	155,000	698,731
Nippon Meat Packers, Inc.	4,000	52,272
Nippon Paper Group, Inc.	2,368	62,124
Nippon Sheet Glass Co., Ltd.	12,000	32,369
Nippon Steel Corp.	182,000	654,563
Nippon Telegraph & Telephone Corp.	74,392	3,367,294

	Number of Shares	Value (Note 1)

Nippon Yusen KK	42,000	$186,230
Nishi-Nippon City Bank Ltd.	25,000	76,056
Nissan Chemical Industries Ltd.	6,000	77,817
Nissan Motor Co., Ltd.	274,500	2,613,481
Nisshin Seifun Group, Inc.	9,500	120,637
Nisshin Steel Co., Ltd.	25,000	55,733
Nisshinbo Holdings, Inc.	1,000	10,962
Nissin Food Holdings Co., Ltd.	800	28,673
Nitori Holdings Co., Ltd.	1,750	153,036
Nitto Denko Corp.	4,600	216,714
NKSJ Holdings, Inc.*	52,892	389,573
NOK Corp.	2,000	41,680
Nomura Holdings, Inc.	124,800	791,625
Nomura Real Estate Holdings, Inc.	1,300	23,681
Nomura Real Estate Office Fund, Inc. (REIT)	10	72,176
Nomura Research Institute Ltd.	4,700	104,663
NSK Ltd.	20,000	180,810
NTN Corp.	20,000	106,171
NTT Data Corp.	36	124,641
NTT DoCoMo, Inc.	499	871,514
NTT Urban Development Corp.	3	2,956
Obayashi Corp.	31,000	142,801
Obic Co., Ltd.	120	24,712
Odakyu Electric Railway Co., Ltd.	26,000	242,099
OJI Paper Co., Ltd.	24,000	116,172
Olympus Corp.	8,900	269,445
Omron Corp.	15,800	418,596
Ono Pharmaceutical Co., Ltd.	3,600	168,050
Oracle Corp. Japan	2,100	103,202
Oriental Land Co., Ltd.	1,800	166,720
ORIX Corp.	22,450	2,209,330
Osaka Gas Co., Ltd.	58,000	225,028
Otsuka Corp.	200	13,647
Otsuka Holdings Co., Ltd.*	8,300	204,459
Panasonic Corp.	66,000	937,283
Rakuten, Inc.	198	165,833
Resona Holdings, Inc.	18,057	108,311
Ricoh Co., Ltd.	21,000	307,797
Rinnai Corp.	1,000	61,091
Rohm Co., Ltd.	3,800	248,060
Sankyo Co., Ltd.	1,300	73,414
Santen Pharmaceutical Co., Ltd.	1,700	59,047
Sapporo Hokuyo Holdings, Inc.	4,955	23,191
Sapporo Holdings Ltd.	8,000	36,261
SBI Holdings, Inc.	405	61,456
Secom Co., Ltd.	6,500	307,827
Sega Sammy Holdings, Inc.	4,800	91,341
Seiko Epson Corp.	2,700	49,218
Sekisui Chemical Co., Ltd.	20,000	143,614
Sekisui House Ltd.	22,000	222,466
Senshu Ikeda Holdings, Inc.	5,522	7,890
Seven & I Holdings Co., Ltd.	24,800	662,840
Seven Bank Ltd.	15	31,759
Sharp Corp.	299,000	3,082,436
Shikoku Electric Power Co., Inc.	7,400	217,652
Shimadzu Corp.	4,000	31,088
Shimamura Co., Ltd.	400	37,098
Shimano, Inc.	3,100	157,692

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Shimizu Corp.	14,000	$59,835
Shin-Etsu Chemical Co., Ltd.	22,700	1,230,201
Shinko Electric Industries Co., Ltd.	600	6,725
Shinsei Bank Ltd.*	48,000	62,668
Shionogi & Co., Ltd.	8,400	165,848
Shiseido Co., Ltd.	11,000	240,350
Shizuoka Bank Ltd.	18,000	166,055
Showa Denko KK	63,000	142,000
Showa Shell Sekiyu KK	12,100	110,881
SMC Corp.	3,700	633,908
Softbank Corp.	27,100	938,269
Sojitz Corp.	62,600	137,244
Sony Corp.	94,500	3,406,842
Sony Financial Holdings, Inc.	40	161,843
Square Enix Holdings Co., Ltd.	3,600	63,850
Stanley Electric Co., Ltd.	3,800	71,001
Sumco Corp.*	4,600	65,722
Sumitomo Chemical Co., Ltd.	45,000	221,702
Sumitomo Corp.	71,300	1,009,037
Sumitomo Electric Industries Ltd.	161,300	2,240,995
Sumitomo Heavy Industries Ltd.	14,000	90,011
Sumitomo Metal Industries Ltd.	127,000	312,846
Sumitomo Metal Mining Co., Ltd.	17,000	297,118
Sumitomo Mitsui Financial Group, Inc.	109,784	3,910,523
Sumitomo Realty & Development Co., Ltd.	40,000	955,290
Sumitomo Rubber Industries Ltd.	46,000	480,453
Sumitomo Trust & Banking Co., Ltd.	43,000	271,166
Suruga Bank Ltd.	4,000	37,246
Suzuken Co., Ltd.	1,400	42,764
Suzuki Motor Corp.	9,900	243,872
Sysmex Corp.	1,700	117,884
T&D Holdings, Inc.	10,650	270,218
Taisei Corp.	51,000	119,350
Taisho Pharmaceutical Co., Ltd.	3,000	65,661
Taiyo Nippon Sanso Corp.	14,000	123,636
Takashimaya Co., Ltd.	6,000	51,435
Takeda Pharmaceutical Co., Ltd.	23,900	1,176,013
TDK Corp.	4,200	292,277
Teijin Ltd.	44,000	188,053
Terumo Corp.	6,400	360,241
THK Co., Ltd.	2,400	55,189
Tobu Railway Co., Ltd.	35,000	196,576
Toho Co., Ltd.	1,500	24,092
Toho Gas Co., Ltd.	5,000	25,003
Tohoku Electric Power Co., Inc.	14,200	316,566
Tokio Marine Holdings, Inc.	23,400	699,493
Tokuyama Corp.	11,000	56,904
Tokyo Electric Power Co., Inc.	138,200	3,375,423
Tokyo Electron Ltd.	5,200	329,203
Tokyo Gas Co., Ltd.	239,000	1,059,736
Tokyo Steel Manufacturing Co., Ltd.	1,500	16,369
Tokyo Tatemono Co., Ltd.	7,000	32,418
Tokyu Corp.	48,000	219,929
Tokyu Land Corp.	8,000	40,202
TonenGeneral Sekiyu KK	14,000	153,122
Toppan Printing Co., Ltd.	23,000	210,198

	Number of Shares	Value (Note 1)

Toray Industries, Inc.	48,000	$286,735
Toshiba Corp.	510,000	2,776,450
Tosoh Corp.	7,000	22,761
TOTO Ltd.	14,000	101,564
Toyo Seikan Kaisha Ltd.	7,400	140,818
Toyo Suisan Kaisha Ltd.	2,000	44,513
Toyoda Gosei Co., Ltd.	1,400	32,883
Toyota Boshoku Corp.	600	10,590
Toyota Industries Corp.	7,400	229,775
Toyota Motor Corp.	160,700	6,373,371
Toyota Tsusho Corp.	9,800	172,607
Trend Micro, Inc.	4,500	148,596
Tsumura & Co.	1,200	38,857
Ube Industries Ltd.	47,000	141,249
Unicharm Corp.	4,200	167,090
UNY Co., Ltd.	3,600	36,404
Ushio, Inc.	2,200	41,946
USS Co., Ltd.	760	62,155
West Japan Railway Co.	50	186,907
Yahoo! Japan Corp.	1,665	645,985
Yakult Honsha Co., Ltd.	2,300	66,261
Yamada Denki Co., Ltd.	2,450	167,176
Yamaguchi Financial Group, Inc.	11,000	111,368
Yamaha Corp.	6,100	75,733
Yamaha Motor Co., Ltd.*	7,000	114,066
Yamato Holdings Co., Ltd.	11,000	156,620
Yamato Kogyo Co., Ltd.	1,400	42,333
Yamazaki Baking Co., Ltd.	7,000	84,407
Yaskawa Electric Corp.	4,000	37,837
Yokogawa Electric Corp.	9,300	73,997

		173,773,690

Luxembourg (0.6%)
ArcelorMittal S.A.	29,965	1,136,399
Millicom International Cellular S.A.	41,234	3,941,970
Millicom International Cellular S.A. (SDR)	2,223	213,520
SES S.A. (FDR)	11,608	276,342
Tenaris S.A.	16,932	415,191

		5,983,422

Macau (0.1%)
Sands China Ltd.*	177,333	389,673
Wynn Macau Ltd.	119,200	266,838

		656,511

Malaysia (0.2%)
Genting Berhad	439,200	1,592,429

Mauritius (0.0%)
Essar Energy plc*	9,424	85,219

Mexico (0.0%)
America Movil S.A.B. de C.V. (ADR)	6,439	369,212
Fresnillo plc	5,968	155,203

		524,415

Netherlands (3.3%)
Aegon N.V.*	52,679	322,127
Akzo Nobel N.V.	6,857	425,942
ASML Holding N.V.	13,738	530,549

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Core Laboratories N.V.	13,796	$1,228,534
Corio N.V. (REIT)	2,765	177,409
Delta Lloyd N.V.	1,098	22,134
European Aeronautic Defence and Space Co. N.V.*	13,568	316,203
Fugro N.V. (CVA)	2,226	182,938
Heineken Holding N.V.	4,837	210,231
Heineken N.V.	8,342	408,999
ING Groep N.V. (CVA)*	212,763	2,069,815
Koninklijke (Royal) KPN N.V.	54,980	802,290
Koninklijke Ahold N.V.	172,000	2,269,935
Koninklijke Boskalis Westminster N.V.	1,633	77,904
Koninklijke DSM N.V.	33,691	1,918,132
Koninklijke Philips Electronics N.V.	33,519	1,026,620
Koninklijke Vopak N.V.	1,663	78,557
LyondellBasell Industries N.V., Class A*	40,247	1,384,497
QIAGEN N.V.*	9,755	190,711
Randstad Holding N.V.*	3,031	159,988
Reed Elsevier N.V.	60,513	748,554
Royal Dutch Shell plc (BATS Europe Exchange), Class A	170,207	5,624,779
Royal Dutch Shell plc (Euro Comp Exchange), Class A	118,793	3,960,719
Royal Dutch Shell plc, Class B	90,298	2,977,573
SBM Offshore N.V.	3,486	78,097
Sensata Technologies Holding N.V.*	93,153	2,804,837
TNT N.V.	13,777	363,602
Unilever N.V. (CVA)	54,977	1,711,752
Wolters Kluwer N.V.	25,619	561,449

		32,634,877

New Zealand (0.0%)
Auckland International Airport Ltd.	26,544	45,089
Contact Energy Ltd.*	9,129	44,316
Fletcher Building Ltd.	27,578	164,604
Sky City Entertainment Group Ltd.	30,510	77,026
Telecom Corp. of New Zealand Ltd.	52,857	89,374

		420,409

Norway (0.5%)
Aker Solutions ASA	3,515	59,788
DnB NOR ASA	96,702	1,357,297
Norsk Hydro ASA	30,412	222,081
Orkla ASA	23,554	228,877
Petroleum Geo-Services ASA*	55,450	863,340
Renewable Energy Corp. ASA*	19,768	60,269
Statoil ASA	39,469	937,508
Telenor ASA	41,732	678,005
Yara International ASA	6,550	378,853

		4,786,018

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	129,456	100,681

	Number of Shares	Value (Note 1)

Banco Espirito Santo S.A. (Registered)	11,619	$44,716
Brisa Auto-Estradas de Portugal S.A.	2,208	15,399
Cimpor Cimentos de Portugal SGPS S.A.	14,207	96,253
EDP - Energias de Portugal S.A.	59,847	199,214
Galp Energia SGPS S.A., Class B	5,828	111,679
Jeronimo Martins SGPS S.A.	7,324	111,573
Portugal Telecom SGPS S.A. (Registered)	20,101	225,095

		904,610

Russia (0.1%)
Mail.ru Group Ltd. (GDR)*§	32,952	1,137,503

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	49,000	79,035
CapitaLand Ltd.	1,216,500	3,516,745
CapitaMall Trust (REIT)	49,000	74,454
CapitaMalls Asia Ltd.	74,032	111,912
City Developments Ltd.	23,000	225,098
ComfortDelGro Corp., Ltd.	76,000	91,791
Cosco Corp. (Singapore) Ltd.	6,000	10,005
DBS Group Holdings Ltd.	56,000	624,865
Fraser and Neave Ltd.	33,000	164,826
Genting Singapore plc*	193,677	330,504
Global Logistic Properties Ltd.*	52,000	87,521
Golden Agri-Resources Ltd.	161,576	100,721
Jardine Cycle & Carriage Ltd.	4,000	114,077
Keppel Corp., Ltd.	38,000	335,185
Keppel Land Ltd.	13,000	48,623
Neptune Orient Lines Ltd.*	9,000	15,288
Olam International Ltd.	58,962	144,264
Oversea-Chinese Banking Corp., Ltd.	83,525	643,026
SembCorp Industries Ltd.	188,000	752,967
SembCorp Marine Ltd.	23,000	96,240
Singapore Airlines Ltd.	18,000	214,595
Singapore Exchange Ltd.	23,000	150,902
Singapore Press Holdings Ltd.	55,000	170,569
Singapore Technologies Engineering Ltd.	48,000	127,915
Singapore Telecommunications Ltd.	287,000	682,082
StarHub Ltd.	37,000	75,825
United Overseas Bank Ltd.	44,000	623,992
UOL Group Ltd.	18,000	66,623
Wilmar International Ltd.	61,000	267,604

		9,947,254

South Africa (0.7%)
MTN Group Ltd.	212,398	4,334,048
Naspers Ltd., Class N	47,190	2,779,106

		7,113,154

South Korea (0.1%)
Samsung Electronics Co., Ltd.	708	592,027

Spain (2.0%)
Abertis Infraestructuras S.A.	8,545	153,638
Acciona S.A.	1,329	94,125

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Acerinox S.A.	2,131	$37,376
ACS Actividades de Construccion y Servicios S.A.	4,745	222,402
Amadeus IT Holding S.A., Class A*	6,111	128,045
Banco Bilbao Vizcaya Argentaria S.A.	184,814	1,867,070
Banco de Sabadell S.A.	26,037	102,640
Banco de Valencia S.A.	6,923	30,344
Banco Popular Espanol S.A.	23,444	120,300
Banco Santander S.A.	273,599	2,898,559
Bankinter S.A.	10,548	58,580
Criteria Caixacorp S.A.	23,315	124,063
EDP Renovaveis S.A.*	13,977	81,004
Enagas S.A.	4,010	79,923
Ferrovial S.A.	13,481	133,939
Fomento de Construcciones y Contratas S.A.	1,127	29,608
Gas Natural SDG S.A.	10,523	161,571
Gestevision Telecinco S.A.	3,504	38,536
Grifols S.A.	4,422	60,273
Iberdrola Renovables S.A.	18,168	64,482
Iberdrola S.A.	129,403	997,410
Iberia Lineas Aereas de Espana S.A.*	27,232	116,266
Inditex S.A.	99,953	7,483,770
Indra Sistemas S.A.	1,262	21,561
Mapfre S.A.	40,268	111,817
Red Electrica Corporacion S.A.	2,841	133,634
Repsol YPF S.A.	24,637	686,433
Telefonica S.A.	172,938	3,920,562
Zardoya Otis S.A.	4,648	65,465

		20,023,396

Sweden (1.5%)
Alfa Laval AB	14,230	299,806
Assa Abloy AB, Class B	99,925	2,815,458
Atlas Copco AB, Class A	44,643	1,126,422
Atlas Copco AB, Class B	13,801	312,108
Boliden AB	6,759	137,378
CDON Group AB*	1,147	5,304
Electrolux AB, Class B	6,900	195,951
Getinge AB, Class B	5,764	120,754
Hennes & Mauritz AB, Class B	33,924	1,129,850
Hexagon AB, Class B	8,436	180,870
Holmen AB, Class B	1,621	53,361
Husqvarna AB, Class B	19,779	165,128
Industrivarden AB, Class C	3,159	55,424
Investor AB, Class B	13,743	294,041
Kinnevik Investment AB, Class B	9,929	202,252
Modern Times Group AB, Class B	1,147	75,891
Nordea Bank AB	104,572	1,137,353
Ratos AB, Class B	4,995	184,927
Sandvik AB	31,742	618,732
Scania AB, Class B	13,214	303,942
Securitas AB, Class B	14,534	169,961
Skandinaviska Enskilda Banken AB, Class A	44,425	370,558
Skanska AB, Class B	11,735	232,584
SKF AB, Class B	11,651	331,913
SSAB AB, Class A	4,639	77,941

	Number of Shares	Value (Note 1)

Svenska Cellulosa AB, Class B	18,875	$298,042
Svenska Handelsbanken AB, Class A	15,355	490,628
Swedbank AB, Class A*	23,891	333,198
Swedish Match AB	7,007	202,845
Tele2 AB, Class B	9,929	206,090
Telefonaktiebolaget LM Ericsson, Class B	97,564	1,133,664
TeliaSonera AB	70,268	556,866
Volvo AB, Class B*	44,778	788,949

		14,608,191

Switzerland (6.7%)
ABB Ltd. (Registered)*	105,804	2,357,109
Actelion Ltd. (Registered)*	3,527	193,136
Adecco S.A. (Registered)	3,538	231,767
Aryzta AG*	1,832	84,546
Baloise Holding AG (Registered)	1,194	116,207
Cie Financiere Richemont S.A., Class A	16,934	996,118
Clariant AG (Registered)*	31,500	638,086
Credit Suisse Group AG (Registered)	53,743	2,165,239
GAM Holding Ltd.*	4,202	69,434
Geberit AG (Registered)	1,138	263,140
Givaudan S.A. (Registered)	276	297,844
Holcim Ltd. (Registered)	15,528	1,173,319
Informa plc	127,900	812,591
Julius Baer Group Ltd.	95,153	4,457,435
Kuehne + Nagel International AG (Registered)	1,868	259,722
Lindt & Spruengli AG	35	105,786
Lindt & Spruengli AG (Registered)	5	160,963
Logitech International S.A. (Registered)*	3,838	73,066
Lonza Group AG (Registered)	1,101	88,257
Nestle S.A. (Registered)	256,033	14,992,307
Novartis AG (Registered)	145,856	8,571,965
Pargesa Holding S.A.	1,401	118,973
Roche Holding AG	28,747	4,212,127
Schindler Holding AG	1,616	191,155
Schindler Holding AG (Registered)	1,039	124,347
SGS S.A. (Registered)	313	525,237
Sika AG	52	114,066
Sonova Holding AG (Registered)	1,266	163,429
STMicroelectronics N.V.	19,085	197,370
Straumann Holding AG (Registered)	316	72,325
Swatch Group AG	17,996	8,022,174
Swatch Group AG (Registered)	1,682	135,639
Swiss Life Holding AG (Registered)*	818	118,282
Swiss Reinsurance Co., Ltd. (Registered)	12,789	688,007
Swisscom AG (Registered)	806	354,381
Syngenta AG (Registered)	3,165	925,805
Transocean Ltd.*	10,415	713,455
UBS AG (Registered)*	153,379	2,518,040
Xstrata plc	291,806	6,849,344

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Zurich Financial Services AG	8,242	$2,134,987

		66,287,180

Taiwan (0.2%)
HTC Corp.	44,400	1,370,535
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	36,834	461,898

		1,832,433

United Kingdom (15.1%)
3i Group plc	32,514	166,525
Admiral Group plc	6,237	147,320
Aggreko plc	7,120	164,514
AMEC plc	11,118	199,342
Anglo American plc	43,208	2,246,979
Antofagasta plc	13,212	332,053
ARM Holdings plc	248,510	1,640,084
Associated British Foods plc	11,893	218,985
AstraZeneca plc	149,327	6,802,875
Autonomy Corp. plc*	19,406	455,351
Aviva plc	405,492	2,484,556
Babcock International Group plc	11,991	106,749
BAE Systems plc	531,128	2,732,670
Balfour Beatty plc	23,696	115,599
Barclays plc	2,063,345	8,417,179
BG Group plc	164,050	3,314,784
BHP Billiton plc	73,944	2,940,948
BP plc	1,365,702	9,912,798
British Airways plc*	30,310	128,773
British American Tobacco plc	90,288	3,467,820
British Land Co. plc (REIT)	62,458	510,749
British Sky Broadcasting Group plc	37,982	435,843
BT Group plc, Class A	259,746	732,186
Bunzl plc	10,989	123,186
Burberry Group plc	44,961	787,909
Cable & Wireless Worldwide plc	64,712	66,286
Cairn Energy plc*	41,883	274,259
Capita Group plc	20,877	226,706
Capital Shopping Centres Group plc (REIT)	16,532	107,637
Carnival plc	5,549	257,986
Centrica plc	279,735	1,446,223
Cobham plc	38,352	121,682
Compass Group plc	377,544	3,419,934
Diageo plc	83,831	1,548,806
Eurasian Natural Resources Corp.	8,489	138,705
Firstgroup plc	152,442	946,649
G4S plc	42,319	167,984
GKN plc	460,500	1,595,319
GlaxoSmithKline plc	205,752	3,977,770
Hammerson plc (REIT)	23,536	153,091
Home Retail Group plc	29,399	86,401
HSBC Holdings plc (Hong Kong Exchange)	118,233	1,212,326
HSBC Holdings plc (London Exchange)	975,397	9,901,548
ICAP plc	84,818	707,483
Imperial Tobacco Group plc	126,826	3,891,413
Inmarsat plc	14,605	153,360
Intercontinental Hotels Group plc	8,613	166,917
International Power plc	51,006	347,995

	Number of Shares	Value (Note 1)

Intertek Group plc	5,300	$146,672
Invensys plc	27,024	149,236
Investec plc	13,763	113,083
ITV plc*	89,381	97,617
J Sainsbury plc	39,569	232,147
Johnson Matthey plc	7,193	228,554
Kazakhmys plc	7,170	180,425
Kingfisher plc	79,120	324,920
Land Securities Group plc (REIT)	25,330	266,176
Legal & General Group plc	196,397	296,251
Lloyds Banking Group plc*	2,698,333	2,763,980
London Stock Exchange Group plc	4,933	64,451
Lonmin plc*	5,134	157,367
Man Group plc	157,159	725,279
Marks & Spencer Group plc	231,975	1,334,571
National Grid plc	115,383	994,812
Next plc	6,613	203,629
Old Mutual plc	684,931	1,314,555
Pearson plc	27,169	426,981
Petrofac Ltd.	6,888	170,429
Prudential plc	205,271	2,137,854
Randgold Resources Ltd.	3,019	248,290
Reckitt Benckiser Group plc	100,817	5,540,728
Reed Elsevier plc	40,631	343,028
Resolution Ltd.	48,205	175,941
Rexam plc	29,378	152,387
Rio Tinto plc	112,917	7,898,434
Rolls-Royce Group plc*	346,554	3,366,146
Rolls-Royce Group plc, Class C*† (b)	22,604,480	35,243
Royal Bank of Scotland Group plc*	566,441	345,042
RSA Insurance Group plc	114,322	223,156
SABMiller plc	31,392	1,104,405
Sage Group plc	44,002	187,562
Schroders plc	4,067	117,623
Scottish & Southern Energy plc	30,928	590,693
Segro plc (REIT)	17,267	77,102
Serco Group plc	16,438	142,366
Severn Trent plc	7,927	182,666
Smith & Nephew plc	29,672	312,960
Smiths Group plc	13,063	253,563
Standard Chartered plc	270,767	7,284,247
Standard Life plc	74,922	252,312
Tesco plc	1,078,534	7,146,555
Thomas Cook Group plc	277,955	822,083
TUI Travel plc	336,128	1,290,229
Tullow Oil plc	259,514	5,102,110
Unilever plc	65,549	2,006,136
United Utilities Group plc	22,841	210,820
Vedanta Resources plc	4,570	179,338
Vodafone Group plc	3,730,979	9,644,535
Weir Group plc	6,560	182,053
Whitbread plc	5,868	163,764
WM Morrison Supermarkets plc	134,265	560,174
Wolseley plc*	9,511	303,393
WPP plc	102,781	1,265,141

		149,541,471

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

United States (0.0%)
Synthes, Inc.	2,396	$323,652

Total Common Stocks (86.5%) (Cost $709,269,901)		858,768,445

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	155	29

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.3%)
BlackRock Liquidity Funds TempFund 0.17%‡	2,903,453	2,903,453

	Principal Amount	Value (Note 1)
Time Deposit (0.6%)
JPMorgan Chase Nassau 0.000%, 1/3/11	$5,828,168	5,828,168

Total Short-Term Investments (0.9%) (Cost $8,731,621)		8,731,621

Total Investments (87.4%) (Cost $718,001,522)		867,500,095
Other Assets Less Liabilities (12.6%)		124,597,499

Net Assets (100%)		$992,097,594

*	Non-income producing.
†	Securities (totaling $35,243 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2010, the market value of these securities amounted to $1,137,503 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:

ADR	— American Depositary Receipt
CDI	— Chess Depositary Interest
CVA	— Dutch Certification
FDR	— Finnish Depositary Receipt
GDR	— Global Depositary Receipt
PPS	— Price Protected Share
REIT	— Real Estate Investment Trust
RNC	— Risparmio Non-Convertible Savings Shares
SDR	— Swedish Certification

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$—	$335,724	$95,411	$269,791	$3,493	$(6,546)
AXA S.A.	—	1,983,954	869,066	925,330	56,400	(107,058)
BlackRock Liquidity Funds TempFund	—	305,556,880	302,653,427	2,903,453	16,090	37

	$—	$307,876,558	$303,617,904	$4,098,574	$75,983	$(113,567)

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
DJ EURO Stoxx 50 Index	1,378	March-11	$52,466,393	$51,449,314	$(1,017,079)
FTSE 100 Index	343	March-11	31,190,332	31,514,073	323,741
SPI 200 Index	104	March-11	12,692,863	12,578,394	(114,469)
TOPIX Index	287	March-11	31,180,413	31,672,866	492,453

					$(315,354)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

At December 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contract	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
British Pound vs. U.S. Dollar, expiring 3/18/11	Credit Suisse First Boston	9,700	$15,114,799	$15,142,670	$(27,871)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. U.S. Dollar, expiring 3/15/11	JPMorgan Chase Bank	378,930	$4,546,087	$4,670,662	$(124,575)

					$(152,446)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,414,497	$127,878,676	$–	$135,293,173
Consumer Staples	–	86,117,408	–	86,117,408
Energy	16,254,765	56,516,684	–	72,771,449
Financials	15,928,666	169,583,439	–	185,512,105
Health Care	7,397,768	52,627,611	–	60,025,379
Industrials	8,600,955	105,931,821	35,243	114,568,019
Information Technology	5,376,724	36,775,850	–	42,152,574
Materials	9,754,549	80,703,763	–	90,458,312
Telecommunication Services	4,311,182	40,540,570	–	44,851,752
Utilities	–	27,018,274	–	27,018,274
Futures	816,194	–	–	816,194
Short-Term Investments	–	8,731,621	–	8,731,621
Warrants
Consumer Staples	–	29	–	29

Total Assets	$75,855,300	$792,425,746	$35,243	$868,316,289

Liabilities:
Forward Currency Contracts	$–	$(152,446)	$–	$(152,446)
Futures	(1,131,548)	–	–	(1,131,548)

Total Liabilities	$(1,131,548)	$(152,446)	$–	$(1,283,994)

Total	$74,723,752	$792,273,300	$35,243	$867,032,295

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Staples	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$42,047
Total gains or losses (realized/unrealized) included in earnings	715	34,836
Purchases, sales, issuances, and settlements (net)	(715)	(41,640)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 12/31/10	$—	$35,243
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$—	$35,243

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	816,194	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$816,194

	Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(152,446)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	(1,131,548	)*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,283,994)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	3,586,575	—	3,586,575
Credit contracts	—	—	—	—	—
Equity contracts	—	4,550,484	—	—	4,550,484
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,550,484	$3,586,575	$—	$8,137,059

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(152,446)	—	(152,446)
Credit contracts	—	—	—	—	—
Equity contracts	—	(430,064)	—	—	(430,064)
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$(430,064)	$(152,446)	$—	$(582,510)

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $54,905,000 and futures contracts with an average notional balance of approximately $96,237,000 during the year ended December 31, 2010.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks	$441,325,415
Net Proceeds of Sales and Redemptions:
Stocks	$778,254,741

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,875,420
Aggregate gross unrealized depreciation	(30,623,978)

Net unrealized appreciation	$135,251,442

Federal income tax cost of investments	$732,248,653

The Portfolio has a net capital loss carryforward of $1,100,528,787 of which $128,774,179 expires in the year 2016 and $971,754,608 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $26,039,943 during 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $4,258,654)	$4,098,574
Unaffiliated Issuers (Cost $713,742,868)	863,401,521
Cash	1,534,854
Foreign cash (Cost $112,835,298)	114,605,640
Cash held as collateral at broker	10,073,298
Receivable for securities sold	1,893,791
Dividends, interest and other receivables	1,348,947
Receivable from Separate Accounts for Trust shares sold	165,815
Receivable from investment sub-advisor	577
Other assets	2,136

Total assets	997,125,153

LIABILITIES
Payable for securities purchased	2,745,624
Investment management fees payable	700,192
Variation margin payable on futures contracts	519,710
Payable to Separate Accounts for Trust shares redeemed	469,779
Unrealized depreciation of forward foreign currency contracts	152,446
Administrative fees payable	138,891
Distribution fees payable - Class B	120,960
Trustees’ fees payable	31,704
Accrued expenses	148,253

Total liabilities	5,027,559

NET ASSETS	$992,097,594

Net assets were comprised of:
Paid in capital	$1,953,323,395
Accumulated undistributed net investment income (loss)	(1,099,481)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(1,110,996,452)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	150,870,132

Net assets	$992,097,594

Class A
Net asset value, offering and redemption price per share, $416,771,932 / 37,767,206 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.04

Class B
Net asset value, offering and redemption price per share, $575,325,662 / 52,224,516 shares outstanding (unlimited amount authorized: $0.001 par value)	$11.02

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends ($75,983 of dividend income received from affiliates)(net of $2,474,209 foreign withholding tax)	$24,933,415
Interest	192,296
Securities lending (net)	95,111

Total income	25,220,822

EXPENSES
Investment management fees	8,934,262
Administrative fees	1,712,824
Distribution fees - Class B	1,383,774
Custodian fees	258,000
Printing and mailing expenses	83,770
Professional fees	59,329
Trustees’ fees	16,534
Miscellaneous	36,989

Gross expenses	12,485,482
Less: Reimbursement from sub-advisor	(6,428)
Fees paid indirectly	(720)

Net expenses	12,478,334

NET INVESTMENT INCOME (LOSS)	12,742,488

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities (($113,604) of realized gain (loss) from affiliates)	52,639,108
Foreign currency transactions	15,041,679
Futures	4,550,484
Net distributions of realized gain received from Underlying Portfolio (All realized gains received from affiliates)	37

Net realized gain (loss)	72,231,308

Change in unrealized appreciation (depreciation) on:
Securities	(22,439,503)
Foreign currency translations	1,628,736
Futures	(430,064)

Net change in unrealized appreciation (depreciation)	(21,240,831)

NET REALIZED AND UNREALIZED GAIN (LOSS)	50,990,477

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$63,732,965

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,742,488	$20,622,876
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolios	72,231,308	(853,920,265)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	(21,240,831)	966,642,536

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	63,732,965	133,345,147

DIVIDENDS:
Dividends from net investment income
Class A	(13,181,231)	(9,712,352)
Class B	(16,332,731)	(8,200,172)

TOTAL DIVIDENDS	(29,513,962)	(17,912,524)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,160,220 and 6,861,990 shares, respectively ]	11,912,517	54,257,731
Capital shares issued in reinvestment of dividends [ 1,224,667 and 941,168 shares, respectively ]	13,181,231	9,712,352
Capital shares repurchased [ (20,410,925) and (126,692,813) shares, respectively ]	(216,024,796)	(905,054,385)

Total Class A transactions	(190,931,048)	(841,084,302)

Class B
Capital shares sold [ 5,286,529 and 10,298,328 shares, respectively ]	54,699,817	91,193,630
Capital shares issued in reinvestment of dividends [ 1,518,010 and 796,349 shares, respectively ]	16,332,731	8,200,172
Capital shares repurchased [ (10,591,429) and (11,600,495) shares, respectively ]	(109,062,421)	(103,758,416)

Total Class B transactions	(38,029,873)	(4,364,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(228,960,921)	(845,448,916)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(194,741,918)	(730,016,293)
NET ASSETS:
Beginning of year	1,186,839,512	1,916,855,805

End of year (a)	$992,097,594	$1,186,839,512

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,099,481)	$(1,370,716)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010	2009		2008	2007	2006
Net asset value, beginning of year	$10.62	$8.29		$16.38	$15.58	$13.03

Income (loss) from investment operations:
Net investment income (loss)	0.13 (e)	0.14	(e)	0.28 (e)	0.21 (e)	0.11 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.64	2.37		(7.90)	1.73	3.20

Total from investment operations	0.77	2.51		(7.62)	1.94	3.31

Less distributions:
Dividends from net investment income	(0.35)	(0.18)		(0.22)	(0.16)	(0.11)
Distributions from net realized gains	—	—		(0.25)	(0.98)	(0.65)

Total dividends and distributions	(0.35)	(0.18)		(0.47)	(1.14)	(0.76)

Net asset value, end of year	$11.04	$10.62		$8.29	$16.38	$15.58

Total return	7.32%	30.28%		(47.13)%	12.73%	25.58%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$416,772	$592,797		$1,448,943	$2,193,441	$1,356,428
Ratio of expenses to average net assets:
After reimbursements	1.04%	0.97%		1.25%	1.23%	1.27%
After reimbursements and fees paid indirectly	1.04%	0.97%		1.25%	1.23%	1.27%
Before reimbursements and fees paid indirectly	1.04%	1.06%		1.25%	1.23%	1.28%
Ratio of net investment income (loss) to average net assets:
After reimbursements	1.29%	1.65%		2.19%	1.27%	0.78%
After reimbursements and fees paid indirectly	1.29%	1.65%		2.19%	1.27%	0.78%
Before reimbursements and fees paid indirectly	1.29%	1.56%		2.19%	1.27%	0.77%
Portfolio turnover rate	47%	87%		56%	47%	45%

	Year Ended December 31,
Class B	2010	2009		2008	2007	2006
Net asset value, beginning of year	$10.61	$8.28		$16.35	$15.56	$13.01

Income (loss) from investment operations:
Net investment income (loss)	0.11 (e)	0.15	(e)	0.26 (e)	0.17 (e)	0.10 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	0.62	2.33		(7.88)	1.72	3.17

Total from investment operations	0.73	2.48		(7.62)	1.89	3.27

Less distributions:
Dividends from net investment income	(0.32)	(0.15)		(0.20)	(0.12)	(0.07)
Distributions from net realized gains	—	—		(0.25)	(0.98)	(0.65)

Total dividends and distributions	(0.32)	(0.15)		(0.45)	(1.10)	(0.72)

Net asset value, end of year	$11.02	$10.61		$8.28	$16.35	$15.56

Total return	6.95%	29.99%		(47.23)%	12.39%	25.30%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$575,326	$594,043		$467,913	$905,461	$765,683
Ratio of expenses to average net assets:
After reimbursements	1.29%	1.25%		1.49%	1.48%	1.52%
After reimbursements and fees paid indirectly	1.29%	1.25%		1.49%	1.48%	1.52%
Before reimbursements and fees paid indirectly	1.29%	1.31	%(c)	1.49%	1.48%	1.53%
Ratio of net investment income (loss) to average net assets:
After reimbursements	1.09%	1.66%		1.99%	1.08%	0.68%
After reimbursements and fees paid indirectly	1.09%	1.66%		1.99%	1.08%	0.68%
Before reimbursements and fees paid indirectly	1.09%	1.62%		1.99%	1.08%	0.67%
Portfolio turnover rate	47%	87%		56%	47%	45%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	Janus Capital Management LLC

➢	Thornburg Investment Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	11.84%	1.53%	2.66%
Portfolio – Class B Shares	11.56	1.28	2.40
S&P 500 Index	15.06	2.29	3.01
* Date of inception 12/31/01 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.84% for the year ended December 31, 2010. The Portfolio’s benchmark, the S&P 500 Index, returned 15.06% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by AllianceBernstein L.P., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	An overweight position in the Energy sector and an underweight position in the Utilities sector aided relative returns.

•	Stock selection and an overweight position in the Consumer Discretionary sector were helpful for the Portfolio’s performance.

•

Owning OSI Pharmaceuticals (Health Care sector), while the benchmark did not, was beneficial for the Portfolio. Shares of the company rose early in the year following news that it was to be acquired by Astellas Pharma Inc.

•

Other leading contributors to relative performance included Smith International Inc. (Energy sector), Boeing Co. (Industrials sector), Life Time Fitness Inc. (Consumer Discretionary sector) and the United States Steel Corp. (Materials sector).

What hurt performance during the year:

•	Stock selection in the Information Technology and Telecommunications Services sectors was harmful to relative performance.

•	An underweight position in the Industrials sector relative to the benchmark hindered returns.

•	Owning Transocean Ltd. (Energy sector) and Roche Holdings AG (Health Care sector), while the benchmark did not, was detrimental to the Portfolio’s performance.

•	Leading detractors from relative performance included Gilead Sciences Inc. (Health Care sector) along with Apple Inc. and Dell Inc. (both in the Information Technology sector).

•

The Portfolio’s use of futures to reduce equity exposure on several highly volatile days in May helped reduce the Portfolio’s risk profile, but detracted from returns when markets rose but volatility remained high.

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/10	% of Net Assets
Information Technology	17.2%
Energy	11.4
Financials	11.1
Health Care	10.4
Consumer Discretionary	10.0
Industrials	7.3
Consumer Staples	4.9
Materials	3.9
Telecommunication Services	2.2
Utilities	1.3
Cash and Other	20.3

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,225.60	$4.99
Hypothetical (5% average return before expenses)	1,000.00	1,020.72	4.53
Class B
Actual	1,000.00	1,224.00	6.33
Hypothetical (5% average return before expenses)	1,000.00	1,019.51	5.75

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.89% and 1.13%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (10.0%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	4,700	$55,695
Johnson Controls, Inc.	13,200	504,240
Lear Corp.*	5,400	533,034
TRW Automotive Holdings Corp.*	10,500	553,350

		1,646,319

Automobiles (0.4%)
Ford Motor Co.*	133,810	2,246,670
General Motors Co.*	6,500	239,590
Harley-Davidson, Inc.	4,600	159,482

		2,645,742

Distributors (0.0%)
Genuine Parts Co.	3,100	159,154

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,500	98,725
DeVry, Inc.	1,200	57,576
H&R Block, Inc.	6,000	71,460

		227,761

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	8,400	387,324
Darden Restaurants, Inc.	2,700	125,388
International Game Technology	5,800	102,602
Life Time Fitness, Inc.*	87,020	3,566,950
Marriott International, Inc., Class A	38,605	1,603,652
McDonald’s Corp.	24,700	1,895,972
Royal Caribbean Cruises Ltd.*	9,700	455,900
Starbucks Corp.	14,500	465,885
Starwood Hotels & Resorts Worldwide, Inc.	3,700	224,886
Vail Resorts, Inc.*	32,790	1,706,391
Wyndham Worldwide Corp.	3,400	101,864
Wynn Resorts Ltd.	1,500	155,760
Yum! Brands, Inc.	9,200	451,260

		11,243,834

Household Durables (0.5%)
D.R. Horton, Inc.	5,400	64,422
Fortune Brands, Inc.	3,000	180,750
Garmin Ltd.	12,800	396,672
Harman International Industries, Inc.*	1,300	60,190
Leggett & Platt, Inc.	2,800	63,728
Lennar Corp., Class A	3,100	58,125
Newell Rubbermaid, Inc.	5,600	101,808
NVR, Inc.*	600	414,612
Pulte Group, Inc.*	307,607	2,313,205
Stanley Black & Decker, Inc.	3,277	219,133
Whirlpool Corp.	1,500	133,245

		4,005,890

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	7,000	1,260,000
Expedia, Inc.	3,900	97,851
Netflix, Inc.*	5,625	988,312

	Number of Shares	Value (Note 1)

priceline.com, Inc.*	1,000	$399,550

		2,745,713

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	2,700	127,386
Mattel, Inc.	7,000	178,010

		305,396

Media (3.5%)
Cablevision Systems Corp. – New York Group, Class A	28,300	957,672
CBS Corp., Class B	190,055	3,620,548
Comcast Corp., Class A	298,664	6,329,922
DIRECTV, Class A*	72,874	2,909,859
Discovery Communications, Inc., Class A*	5,517	230,059
DISH Network Corp., Class A*	150,240	2,953,718
Gannett Co., Inc.	34,300	517,587
Interpublic Group of Cos., Inc.*	53,800	571,356
McGraw-Hill Cos., Inc.	6,000	218,460
Meredith Corp.	700	24,255
News Corp., Class A	103,700	1,509,872
Omnicom Group, Inc.	5,900	270,220
Scripps Networks Interactive, Inc., Class A	1,800	93,150
Time Warner Cable, Inc.	39,549	2,611,420
Time Warner, Inc.	41,933	1,348,985
Viacom, Inc., Class B	26,500	1,049,665
Walt Disney Co.	37,100	1,391,621
Washington Post Co., Class B	200	87,900

		26,696,269

Multiline Retail (0.8%)
Big Lots, Inc.*	1,400	42,644
Family Dollar Stores, Inc.	2,500	124,275
J.C. Penney Co., Inc.	4,600	148,626
Kohl’s Corp.*	19,300	1,048,762
Macy’s, Inc.	60,835	1,539,126
Nordstrom, Inc.	3,300	139,854
Sears Holdings Corp.*	900	66,375
Target Corp.	43,950	2,642,713

		5,752,375

Specialty Retail (1.8%)
Abercrombie & Fitch Co., Class A	1,700	97,971
AutoNation, Inc.*	1,200	33,840
AutoZone, Inc.*	600	163,554
Bed Bath & Beyond, Inc.*	5,100	250,665
Best Buy Co., Inc.	118,900	4,077,081
CarMax, Inc.*	4,378	139,571
Foot Locker, Inc.	26,300	516,006
GameStop Corp., Class A*	2,900	66,352
Gap, Inc.	51,100	1,131,354
Home Depot, Inc.	74,307	2,605,203
Limited Brands, Inc.	5,100	156,723
Lowe’s Cos., Inc.	60,600	1,519,848
Office Depot, Inc.*	60,400	326,160
O’Reilly Automotive, Inc.*	2,700	163,134
RadioShack Corp.	2,200	40,678
Ross Stores, Inc.	14,300	904,475
Staples, Inc.	14,100	321,057

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Tiffany & Co.	2,500	$155,675
TJX Cos., Inc.	19,200	852,288
Urban Outfitters, Inc.*	2,447	87,627

		13,609,262

Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	5,800	320,798
NIKE, Inc., Class B	53,690	4,586,200
Polo Ralph Lauren Corp.	9,735	1,079,806
VF Corp.	1,700	146,506

		6,133,310

Total Consumer Discretionary		75,171,025

Consumer Staples (4.9%)
Beverages (0.9%)
Brown-Forman Corp., Class B	2,000	139,240
Coca-Cola Co.	56,100	3,689,697
Coca-Cola Enterprises, Inc.	6,600	165,198
Constellation Brands, Inc., Class A*	28,100	622,415
Dr. Pepper Snapple Group, Inc.	4,400	154,704
Molson Coors Brewing Co., Class B	3,100	155,589
PepsiCo, Inc.	31,093	2,031,306

		6,958,149

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	8,500	613,785
CVS Caremark Corp.	26,600	924,882
Kroger Co.	23,400	523,224
Rite Aid Corp.*	488,710	431,629
Safeway, Inc.	38,400	863,616
SUPERVALU, Inc.	4,100	39,483
Sysco Corp.	11,400	335,160
Walgreen Co.	18,100	705,176
Wal-Mart Stores, Inc.	39,769	2,144,742
Whole Foods Market, Inc.*	2,900	146,711

		6,728,408

Food Products (0.9%)
Archer-Daniels-Midland Co.	25,600	770,048
Bunge Ltd.	12,000	786,240
Campbell Soup Co.	3,700	128,575
ConAgra Foods, Inc.	19,300	435,794
Dean Foods Co.*	3,500	30,940
General Mills, Inc.	17,200	612,148
H.J. Heinz Co.	6,300	311,598
Hershey Co.	3,000	141,450
Hormel Foods Corp.	1,300	66,638
J.M. Smucker Co.	2,300	150,995
Kellogg Co.	5,000	255,400
Kraft Foods, Inc., Class A	34,200	1,077,642
McCormick & Co., Inc. (Non-Voting)	2,600	120,978
Mead Johnson Nutrition Co.	3,993	248,564
Sara Lee Corp.	57,100	999,821
Smithfield Foods, Inc.*	31,800	656,034
Tyson Foods, Inc., Class A	5,800	99,876

		6,892,741

	Number of Shares	Value (Note 1)

Household Products (1.0%)
Clorox Co.	2,700	$170,856
Colgate-Palmolive Co.	29,820	2,396,634
Kimberly-Clark Corp.	20,900	1,317,536
Procter & Gamble Co.	62,900	4,046,357

		7,931,383

Personal Products (0.1%)
Avon Products, Inc.	8,400	244,104
Estee Lauder Cos., Inc., Class A	2,200	177,540

		421,644

Tobacco (1.1%)
Altria Group, Inc.	114,858	2,827,804
Lorillard, Inc.	2,900	237,974
Philip Morris International, Inc.	84,248	4,931,035
Reynolds American, Inc.	6,600	215,292

		8,212,105

Total Consumer Staples		37,144,430

Energy (11.4%)
Energy Equipment & Services (2.5%)
Baker Hughes, Inc.	114,963	6,572,435
Cameron International Corp.*	4,700	238,431
Diamond Offshore Drilling, Inc.	1,400	93,618
Ensco plc (ADR)	15,200	811,376
FMC Technologies, Inc.*	2,400	213,384
Halliburton Co.	17,800	726,774
Helmerich & Payne, Inc.	2,093	101,469
Nabors Industries Ltd.*	5,500	129,030
National Oilwell Varco, Inc.	8,200	551,450
Rowan Cos., Inc.*	2,400	83,784
Schlumberger Ltd.	26,783	2,236,380
Transocean Ltd.*	109,300	7,597,443

		19,355,574

Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	9,700	738,752
Apache Corp.	7,500	894,225
Cabot Oil & Gas Corp.	2,000	75,700
Chesapeake Energy Corp.	12,800	331,648
Chevron Corp.	61,200	5,584,500
ConocoPhillips	116,990	7,967,019
Consol Energy, Inc.	4,400	214,456
Denbury Resources, Inc.*	7,805	148,998
Devon Energy Corp.	25,200	1,978,452
El Paso Corp.	13,700	188,512
EOG Resources, Inc.	25,857	2,363,588
EQT Corp.	2,900	130,036
Exxon Mobil Corp.#	118,475	8,662,892
Forest Oil Corp.*	13,900	527,783
Gazprom OAO (ADR)	176,900	4,500,336
Hess Corp.	60,197	4,607,478
INPEX Corp.	1,295	7,584,339
Marathon Oil Corp.	234,995	8,701,865
Massey Energy Co.	2,000	107,300
Murphy Oil Corp.	3,800	283,290
Newfield Exploration Co.*	13,100	944,641
Nexen, Inc.	27,600	632,040
Noble Energy, Inc.	3,400	292,672
Occidental Petroleum Corp.	38,620	3,788,622

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Peabody Energy Corp.	5,300	$339,094
Pioneer Natural Resources Co.	2,300	199,686
QEP Resources, Inc.	3,447	125,161
Range Resources Corp.	3,100	139,438
SandRidge Energy, Inc.*	517,898	3,791,013
Southwestern Energy Co.*	6,800	254,524
Spectra Energy Corp.	12,600	314,874
Sunoco, Inc.	2,300	92,713
Tesoro Corp.*	2,800	51,912
Valero Energy Corp.	11,000	254,320
Williams Cos., Inc.	11,400	281,808

		67,093,687

Total Energy		86,449,261

Financials (11.1%)
Capital Markets (1.5%)
Ameriprise Financial, Inc.	4,900	281,995
Bank of New York Mellon Corp.	24,200	730,840
Blackstone Group LP	16,400	232,060
Charles Schwab Corp.	19,400	331,934
Credit Suisse Group AG (ADR)	26,995	1,090,868
E*TRADE Financial Corp.*	3,860	61,760
Federated Investors, Inc., Class B	1,700	44,489
Franklin Resources, Inc.	2,900	322,509
Goldman Sachs Group, Inc.	12,248	2,059,624
Invesco Ltd.	9,000	216,540
Janus Capital Group, Inc.	3,500	45,395
Legg Mason, Inc.	3,000	108,810
Morgan Stanley	171,168	4,657,481
Northern Trust Corp.	4,700	260,427
State Street Corp.	9,800	454,132
T. Rowe Price Group, Inc.	5,000	322,700

		11,221,564

Commercial Banks (3.0%)
BB&T Corp.	34,400	904,376
Comerica, Inc.	14,300	604,032
Fifth Third Bancorp	62,900	923,372
First Horizon National Corp.*	4,698	55,338
Huntington Bancshares, Inc./ Ohio	14,000	96,180
KeyCorp	17,200	152,220
M&T Bank Corp.	2,400	208,920
Marshall & Ilsley Corp.	10,300	71,276
Mitsubishi UFJ Financial Group, Inc.	783,924	4,238,732
PNC Financial Services Group, Inc.	10,262	623,108
Regions Financial Corp.	24,600	172,200
SunTrust Banks, Inc.	9,700	286,247
U.S. Bancorp	343,430	9,262,307
Wells Fargo & Co.	166,900	5,172,231
Zions Bancorp	3,400	82,382

		22,852,921

Consumer Finance (0.3%)
American Express Co.	20,525	880,933
Capital One Financial Corp.	21,700	923,552
Discover Financial Services	10,600	196,418

	Number of Shares	Value (Note 1)

SLM Corp.*	9,500	$119,605

		2,120,508

Diversified Financial Services (3.6%)
Bank of America Corp.	197,500	2,634,650
Citigroup, Inc.*	568,940	2,691,086
CME Group, Inc.	1,400	450,450
ING Groep N.V. (CVA)*	577,600	5,619,045
IntercontinentalExchange, Inc.*	1,500	178,725
JPMorgan Chase & Co.	333,950	14,166,159
Leucadia National Corp.	3,800	110,884
Moody’s Corp.	3,900	103,506
NASDAQ OMX Group, Inc.*	2,700	64,017
NYSE Euronext	39,183	1,174,707

		27,193,229

Insurance (2.3%)
ACE Ltd.	23,875	1,486,219
Aflac, Inc.	9,200	519,156
Allstate Corp.	14,400	459,072
American International Group, Inc.*	2,695	155,286
Aon Corp.	6,400	294,464
Assurant, Inc.	2,100	80,892
Berkshire Hathaway, Inc., Class B*	33,942	2,719,093
Chubb Corp.	8,300	495,012
Cincinnati Financial Corp.	3,100	98,239
Genworth Financial, Inc., Class A*	9,500	124,830
Hartford Financial Services Group, Inc.	131,500	3,483,435
Lincoln National Corp.	6,200	172,422
Loews Corp.	6,200	241,242
Marsh & McLennan Cos., Inc.	10,600	289,804
MetLife, Inc.	17,759	789,210
Principal Financial Group, Inc.	6,200	201,872
Progressive Corp.	12,900	256,323
Prudential Financial, Inc.	9,500	557,745
Torchmark Corp.	1,600	95,584
Transatlantic Holdings, Inc.	54,293	2,802,605
Travelers Cos., Inc.	24,500	1,364,895
Unum Group	6,200	150,164
XL Group plc	6,300	137,466

		16,975,030

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	2,200	56,848
AvalonBay Communities, Inc. (REIT)	1,700	191,335
Boston Properties, Inc. (REIT)	2,800	241,080
Equity Residential (REIT)	5,600	290,920
HCP, Inc. (REIT)	6,300	231,777
Health Care REIT, Inc. (REIT)	2,800	133,392
Host Hotels & Resorts, Inc. (REIT)	12,958	231,560
Kimco Realty Corp. (REIT)	7,900	142,516
Plum Creek Timber Co., Inc. (REIT)	3,100	116,095
ProLogis (REIT)	11,100	160,284

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Public Storage (REIT)	2,800	$283,976
Simon Property Group, Inc. (REIT)	5,709	567,988
Ventas, Inc. (REIT)	3,100	162,688
Vornado Realty Trust (REIT)	3,169	264,073
Weyerhaeuser Co. (REIT)	10,422	197,288

		3,271,820

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,600	114,688

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,300	131,222
People’s United Financial, Inc.	7,200	100,872

		232,094

Total Financials		83,981,854

Health Care (10.4%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc.*	32,835	2,644,859
Amgen, Inc.*	27,800	1,526,220
Biogen Idec, Inc.*	4,700	315,135
Celgene Corp.*	66,590	3,938,133
Cephalon, Inc.*	1,500	92,580
Genzyme Corp.*	5,100	363,120
Gilead Sciences, Inc.*	311,140	11,275,713
Talecris Biotherapeutics Holdings Corp.*	53,900	1,255,870

		21,411,630

Health Care Equipment & Supplies (1.6%)
Alere, Inc.*	95,400	3,491,640
Baxter International, Inc.	11,400	577,068
Becton, Dickinson and Co.	4,500	380,340
Boston Scientific Corp.*	29,700	224,829
C.R. Bard, Inc.	1,800	165,186
CareFusion Corp.*	4,350	111,795
DENTSPLY International, Inc.	2,700	92,259
Intuitive Surgical, Inc.*	800	206,200
Medtronic, Inc.	21,100	782,599
St. Jude Medical, Inc.*	6,700	286,425
Stryker Corp.	6,700	359,790
Varian Medical Systems, Inc.*	76,848	5,324,029
Zimmer Holdings, Inc.*	3,900	209,352

		12,211,512

Health Care Providers & Services (1.1%)
Aetna, Inc.	7,800	237,978
AmerisourceBergen Corp.	5,400	184,248
Cardinal Health, Inc.	6,800	260,508
CIGNA Corp.	5,300	194,298
Community Health Systems, Inc.*	31,300	1,169,681
Coventry Health Care, Inc.*	2,900	76,560
DaVita, Inc.*	1,900	132,031
Express Scripts, Inc.*	51,930	2,806,817
Health Net, Inc.*	9,700	264,713
Humana, Inc.*	3,300	180,642
Laboratory Corp. of America Holdings*	2,000	175,840
McKesson Corp.	5,000	351,900

	Number of Shares	Value (Note 1)

Medco Health Solutions, Inc.*	8,300	$508,541
Patterson Cos., Inc.	1,800	55,134
Quest Diagnostics, Inc.	2,800	151,116
Tenet Healthcare Corp.*	9,500	63,555
UnitedHealth Group, Inc.	29,700	1,072,467
WellPoint, Inc.*	7,700	437,822

		8,323,851

Health Care Technology (0.0%)
Cerner Corp.*	1,405	133,110

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.*	6,800	281,724
Life Technologies Corp.*	3,700	205,350
PerkinElmer, Inc.	2,300	59,386
Thermo Fisher Scientific, Inc.*	89,400	4,949,184
Waters Corp.*	1,800	139,878

		5,635,522

Pharmaceuticals (4.1%)
Abbott Laboratories, Inc.	58,500	2,802,735
Allergan, Inc.	6,000	412,020
AstraZeneca plc (ADR)	26,300	1,214,797
Bristol-Myers Squibb Co.	33,524	887,715
Eli Lilly and Co.	187,460	6,568,598
Forest Laboratories, Inc.*	5,600	179,088
Hospira, Inc.*	3,300	183,777
Johnson & Johnson	86,000	5,319,100
Merck & Co., Inc.	60,341	2,174,690
Mylan, Inc.*	8,500	179,605
Pfizer, Inc.	268,335	4,698,546
Roche Holding AG	26,000	3,809,626
Sanofi-Aventis S.A. (ADR)	11,400	367,422
Shire plc (ADR)	24,970	1,807,329
Watson Pharmaceuticals, Inc.*	2,400	123,960

		30,729,008

Total Health Care		78,444,633

Industrials (7.3%)
Aerospace & Defense (2.1%)
Boeing Co.	34,785	2,270,069
General Dynamics Corp.	7,400	525,104
Goodrich Corp.	2,500	220,175
Honeywell International, Inc.	15,300	813,348
ITT Corp.	3,600	187,596
L-3 Communications Holdings, Inc.	2,200	155,078
Lockheed Martin Corp.	53,900	3,768,149
Northrop Grumman Corp.	26,300	1,703,714
Precision Castparts Corp.	29,585	4,118,528
Raytheon Co.	14,500	671,930
Rockwell Collins, Inc.	3,100	180,606
United Technologies Corp.	18,100	1,424,832

		16,039,129

Air Freight & Logistics (0.4%)
C.H. Robinson Worldwide, Inc.	3,300	264,627
Expeditors International of Washington, Inc.	4,200	229,320
FedEx Corp.	8,500	790,585
United Parcel Service, Inc., Class B	19,400	1,408,052

		2,692,584

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Airlines (0.3%)
Delta Air Lines, Inc.*	147,235	$1,855,161
Southwest Airlines Co.	14,600	189,508

		2,044,669

Building Products (0.0%)
Masco Corp.	7,000	88,620

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	2,050	86,797
Cintas Corp.	2,450	68,502
Iron Mountain, Inc.	3,850	96,288
Pitney Bowes, Inc.	3,950	95,511
R.R. Donnelley & Sons Co.	3,950	69,006
Republic Services, Inc.	6,000	179,160
Stericycle, Inc.*	1,650	133,518
Waste Management, Inc.	42,595	1,570,478

		2,299,260

Construction & Engineering (0.1%)
Fluor Corp.	3,500	231,910
Jacobs Engineering Group, Inc.*	2,500	114,625
Quanta Services, Inc.*	4,200	83,664

		430,199

Electrical Equipment (0.2%)
Emerson Electric Co.	14,700	840,399
Rockwell Automation, Inc.	2,800	200,788
Roper Industries, Inc.	1,900	145,217

		1,186,404

Industrial Conglomerates (2.1%)
3M Co.	14,000	1,208,200
General Electric Co.	767,100	14,030,259
Textron, Inc.	5,300	125,292
Tyco International Ltd.	9,520	394,509

		15,758,260

Machinery (1.5%)
Caterpillar, Inc.	22,000	2,060,520
Cummins, Inc.	3,900	429,039
Danaher Corp.	70,818	3,340,485
Deere & Co.	8,300	689,315
Dover Corp.	3,700	216,265
Eaton Corp.	10,500	1,065,855
Flowserve Corp.	1,100	131,142
Illinois Tool Works, Inc.	9,710	518,514
Ingersoll-Rand plc	25,200	1,186,668
PACCAR, Inc.	7,100	407,682
Pall Corp.	2,200	109,076
Parker Hannifin Corp.	13,700	1,182,310
Snap-On, Inc.	1,100	62,238
Terex Corp.*	9,700	301,088

		11,700,197

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,000	82,090
Equifax, Inc.	2,400	85,440
Robert Half International, Inc.	2,850	87,210

		254,740

Road & Rail (0.3%)
CSX Corp.	10,000	646,100

	Number of Shares	Value (Note 1)

Norfolk Southern Corp.	7,100	$446,022
Ryder System, Inc.	1,000	52,640
Union Pacific Corp.	13,200	1,223,112

		2,367,874

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,900	173,739
W.W. Grainger, Inc.	1,200	165,732

		339,471

Total Industrials		55,201,407

Information Technology (17.2%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	133,100	2,692,613
F5 Networks, Inc.*	1,600	208,256
Harris Corp.	2,500	113,250
JDS Uniphase Corp.*	4,300	62,264
Juniper Networks, Inc.*	69,225	2,555,787
Motorola, Inc.*	62,900	570,503
QUALCOMM, Inc.	31,700	1,568,833
Research In Motion Ltd.*	25,054	1,456,389
Tellabs, Inc.	7,200	48,816

		9,276,711

Computers & Peripherals (3.6%)
Apple, Inc.*	28,799	9,289,405
Dell, Inc.*	715,820	9,699,361
EMC Corp.*	40,300	922,870
Hewlett-Packard Co.	80,800	3,401,680
Lexmark International, Inc., Class A*	1,500	52,230
NCR Corp.*	184,000	2,828,080
NetApp, Inc.*	7,100	390,216
QLogic Corp.*	2,000	34,040
SanDisk Corp.*	4,600	229,356
Western Digital Corp.*	4,500	152,550

		26,999,788

Electronic Equipment, Instruments & Components (1.5%)
Amphenol Corp., Class A	58,120	3,067,574
Corning, Inc.	234,197	4,524,686
FLIR Systems, Inc.*	3,100	92,225
Jabil Circuit, Inc.	3,800	76,342
Molex, Inc.	2,700	61,344
Tyco Electronics Ltd.	87,515	3,098,031

		10,920,202

Internet Software & Services (2.0%)
Akamai Technologies, Inc.*	3,600	169,380
eBay, Inc.*	104,606	2,911,185
Google, Inc., Class A*	17,624	10,468,127
Monster Worldwide, Inc.*	2,450	57,893
VeriSign, Inc.	3,300	107,811
Yahoo!, Inc.*	74,850	1,244,756

		14,959,152

IT Services (3.5%)
Accenture plc, Class A	13,300	644,917
Amdocs Ltd.*	140,320	3,854,591
Automatic Data Processing, Inc.	9,600	444,288
Cognizant Technology Solutions Corp., Class A*	6,000	439,740

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Computer Sciences Corp.	3,000	$148,800
Fidelity National Information Services, Inc.	5,100	139,689
Fiserv, Inc.*	123,400	7,226,304
International Business Machines Corp.	61,115	8,969,237
Mastercard, Inc., Class A	8,565	1,919,502
Paychex, Inc.	6,300	194,733
SAIC, Inc.*	5,700	90,402
Teradata Corp.*	19,955	821,348
Total System Services, Inc.	3,100	47,678
Visa, Inc., Class A	9,580	674,240
Western Union Co.	48,867	907,460

		26,522,929

Office Electronics (0.0%)
Xerox Corp.	27,079	311,950

Semiconductors & Semiconductor Equipment (1.9%)
Advanced Micro Devices, Inc.*	11,200	91,616
Altera Corp.	6,100	217,038
Analog Devices, Inc.	5,800	218,486
Applied Materials, Inc.	26,100	366,705
Broadcom Corp., Class A	8,900	387,595
First Solar, Inc.*	1,100	143,154
Intel Corp.	150,800	3,171,324
KLA-Tencor Corp.	3,200	123,648
Linear Technology Corp.	4,400	152,196
LSI Corp.*	12,000	71,880
MEMC Electronic Materials, Inc.*	307,704	3,464,747
Microchip Technology, Inc.	3,600	123,156
Micron Technology, Inc.*	16,700	133,934
National Semiconductor Corp.	4,600	63,296
Novellus Systems, Inc.*	1,700	54,944
NVIDIA Corp.*	11,300	174,020
ON Semiconductor Corp.*	245,272	2,423,287
Teradyne, Inc.*	3,500	49,140
Texas Instruments, Inc.	88,795	2,885,838
Xilinx, Inc.	5,000	144,900

		14,460,904

Software (3.5%)
Adobe Systems, Inc.*	177,805	5,472,838
ANSYS, Inc.*	46,530	2,422,817
Autodesk, Inc.*	4,400	168,080
BMC Software, Inc.*	3,500	164,990
CA, Inc.	7,500	183,300
Citrix Systems, Inc.*	3,700	253,117
Compuware Corp.*	4,200	49,014
Electronic Arts, Inc.*	6,400	104,832
Intuit, Inc.*	5,500	271,150
McAfee, Inc.*	3,000	138,930
Microsoft Corp.	362,087	10,109,469
Novell, Inc.*	6,800	40,256
Oracle Corp.	202,746	6,345,950
Red Hat, Inc.*	3,700	168,905
Salesforce.com, Inc.*	2,300	303,600
Symantec Corp.*	15,200	254,448

		26,451,696

Total Information Technology		129,903,332

	Number of Shares	Value (Note 1)

Materials (3.9%)
Chemicals (2.3%)
Agrium, Inc. (When Issued)	7,000	$642,250
Air Products & Chemicals, Inc.	4,200	381,990
Airgas, Inc.	1,500	93,690
CF Industries Holdings, Inc.	5,700	770,355
Dow Chemical Co.	43,300	1,478,262
E.I. du Pont de Nemours & Co.	83,345	4,157,249
Eastman Chemical Co.	1,400	117,712
Ecolab, Inc.	4,500	226,890
FMC Corp.	1,400	111,846
International Flavors & Fragrances, Inc.	1,600	88,944
Monsanto Co.	101,300	7,054,532
PPG Industries, Inc.	3,200	269,024
Praxair, Inc.	6,000	572,820
Sherwin-Williams Co.	1,800	150,750
Sigma-Aldrich Corp.	2,400	159,744
Syngenta AG (ADR)	15,531	912,912

		17,188,970

Construction Materials (0.0%)
Vulcan Materials Co.	2,500	110,900

Containers & Packaging (0.1%)
Ball Corp.	1,700	115,685
Bemis Co., Inc.	2,100	68,586
Owens-Illinois, Inc.*	3,200	98,240
Sealed Air Corp.	3,100	78,895

		361,406

Metals & Mining (1.5%)
AK Steel Holding Corp.	2,100	34,377
Alcoa, Inc.	70,700	1,088,073
Allegheny Technologies, Inc.	1,900	104,842
Cliffs Natural Resources, Inc.	7,705	601,067
Freeport-McMoRan Copper & Gold, Inc.	9,200	1,104,828
Newmont Mining Corp.	13,300	817,019
Nucor Corp.	6,200	271,684
Titanium Metals Corp.*	1,700	29,206
United States Steel Corp.	130,400	7,617,968

		11,669,064

Paper & Forest Products (0.0%)
International Paper Co.	8,500	231,540
MeadWestvaco Corp.	3,200	83,712

		315,252

Total Materials		29,645,592

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.4%)
AT&T, Inc.	159,600	4,689,048
CenturyLink, Inc.	18,235	841,910
Frontier Communications Corp.	19,406	188,820
Level 3 Communications, Inc.*	1,833,100	1,796,438
Qwest Communications International, Inc.	110,600	841,666
Verizon Communications, Inc.	64,200	2,297,076
Windstream Corp.	9,400	131,036

		10,785,994

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (0.7%)
American Tower Corp., Class A*	7,800	$402,792
China Mobile Ltd.	375,100	3,725,520
MetroPCS Communications, Inc.*	5,100	64,413
Sprint Nextel Corp.*	62,344	263,715
Vodafone Group plc (ADR)	29,800	787,614

		5,244,054

Total Telecommunication Services		16,030,048

Utilities (1.3%)
Electric Utilities (0.6%)
Allegheny Energy, Inc.	3,300	79,992
American Electric Power Co., Inc.	9,400	338,212
Duke Energy Corp.	25,900	461,279
Edison International	19,800	764,280
Entergy Corp.	3,600	254,988
Exelon Corp.	12,900	537,156
FirstEnergy Corp.	5,900	218,418
NextEra Energy, Inc.	8,100	421,119
Northeast Utilities	3,400	108,392
Pepco Holdings, Inc.	4,300	78,475
Pinnacle West Capital Corp.	2,100	87,045
PPL Corp.	9,400	247,408
Progress Energy, Inc.	5,700	247,836
Southern Co.	16,400	626,972

		4,471,572

Gas Utilities (0.1%)
Nicor, Inc.	900	44,928
Oneok, Inc.	2,076	115,156
UGI Corp.	12,700	401,066

		561,150

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	12,900	157,122
Constellation Energy Group, Inc.	19,800	606,474
NRG Energy, Inc.*	4,828	94,339

		857,935

Multi-Utilities (0.5%)
Ameren Corp.	13,200	372,108
CenterPoint Energy, Inc.	35,100	551,772
CMS Energy Corp.	30,775	572,415
Consolidated Edison, Inc.	5,700	282,549
Dominion Resources, Inc.	11,300	482,736
DTE Energy Co.	3,300	149,556
Integrys Energy Group, Inc.	1,500	72,765
NiSource, Inc.	5,400	95,148
PG&E Corp.	7,700	368,368
Public Service Enterprise Group, Inc.	9,900	314,919
SCANA Corp.	2,200	89,320
Sempra Energy	4,700	246,656
TECO Energy, Inc.	4,200	74,760
Wisconsin Energy Corp.	2,300	135,378

	Number of Shares	Value (Note 1)

Xcel Energy, Inc.	9,000	$211,950

		4,020,400

Total Utilities		9,911,057

Total Common Stocks (79.6%) (Cost $490,246,576)		601,882,639

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc. 6.500%, 10/1/16	$554,000	597,628

Total Telecommunication Services		597,628

Total Convertible Bonds		597,628

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		597,628

SHORT-TERM INVESTMENTS:
Government Securities (1.3%)
U.S. Treasury Bills 0.14%, 5/5/11#(p)	10,122,000	10,116,959

Time Deposit (19.0%)
JPMorgan Chase Nassau 0.000%, 1/3/11	143,769,546	143,769,546

Total Short-Term Investments (20.3%) (Cost $153,886,490)		153,886,505

Total Investments (100.0%) (Cost $644,687,066)		756,366,772
Other Assets Less Liabilities (0.0%)		(197,009)

Net Assets (100%)		$756,169,763

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,041,759.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt
CVA	— Dutch Certification

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,385	March-11	$147,385,408	$149,420,250	$2,034,842

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$75,171,025	$—	$—	$75,171,025
Consumer Staples	37,144,430	—	—	37,144,430
Energy	78,864,922	7,584,339	—	86,449,261
Financials	74,124,077	9,857,777	—	83,981,854
Health Care	74,635,007	3,809,626	—	78,444,633
Industrials	55,201,407	—	—	55,201,407
Information Technology	129,903,332	—	—	129,903,332
Materials	29,645,592	—	—	29,645,592
Telecommunication Services	12,304,528	3,725,520	—	16,030,048
Utilities	9,911,057	—	—	9,911,057
Convertible Bonds
Telecommunication Services	—	597,628	—	597,628
Futures	2,034,842	—	—	2,034,842
Short-Term Investments	—	153,886,505	—	153,886,505

Total Assets	$578,940,219	$179,461,395	$—	$758,401,614

Total Liabilities	$—	$—	$—	$—

Total	$578,940,219	$179,461,395	$—	$758,401,614

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,034,842	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,034,842

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	41,758	—	41,758
Credit contracts	—	—	—	—	—
Equity contracts	—	10,145,356	—	—	10,145,356
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$10,145,356	$41,758	$—	$10,187,114

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	1,987,396	—	—	1,987,396
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$1,987,396	$—	$—	$1,987,396

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $3,360,000 and futures contracts with an average notional balance of approximately $78,646,000 for the year ended December 31, 2010.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$269,450,937
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$427,970,966

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,527,639
Aggregate gross unrealized depreciation	(13,800,458)

Net unrealized appreciation	$100,727,181

Federal income tax cost of investments	$655,639,591

For the year ended December 31, 2010, the Portfolio incurred approximately $5,766 as brokerage commissions with Sanford C. Bernstein & Co., Inc. and $2,318 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $341,202,267 of which $43,333,662 expires in the year 2016 and $297,868,605 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $62,379,738 during 2010.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value (Cost $644,687,066)	$756,366,772
Cash	37,228
Dividends, interest and other receivables	576,415
Receivable for securities sold	289,621
Receivable from Separate Accounts for Trust shares sold	135,211
Other assets	920

Total assets	757,406,167

LIABILITIES
Investment management fees payable	442,666
Payable for securities purchased	334,739
Variation margin payable on futures contracts	178,875
Administrative fees payable	108,462
Payable to Separate Accounts for Trust shares redeemed	59,641
Distribution fees payable - Class B	35,781
Trustees’ fees payable	11,704
Accrued expenses	64,536

Total liabilities	1,236,404

NET ASSETS	$756,169,763

Net assets were comprised of:
Paid in capital	$996,227,318
Accumulated undistributed net investment income (loss)	433,553
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(354,210,614)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	113,719,506

Net assets	$756,169,763

Class A
Net asset value, offering and redemption price per share, $585,507,915 / 57,581,938 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.17

Class B
Net asset value, offering and redemption price per share, $170,661,848 / 16,778,522 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.17

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (net of $71,063 foreign withholding tax)	$10,506,857
Interest	70,595
Securities lending (net)	18,002

Total income	10,595,454

EXPENSES
Investment management fees	4,970,552
Administrative fees	1,173,289
Distribution fees - Class B	395,905
Custodian fees	87,000
Professional fees	59,738
Printing and mailing expenses	58,199
Trustees’ fees	10,549
Miscellaneous	26,553

Gross expenses	6,781,785
Less: Fees paid indirectly	(18,597)

Net expenses	6,763,188

NET INVESTMENT INCOME (LOSS)	3,832,266

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	56,563,877
Foreign currency transactions	(15,714)
Futures	10,145,356

Net realized gain (loss)	66,693,519

Change in unrealized appreciation (depreciation) on:
Securities	7,364,756
Foreign currency translations	4,836
Futures	1,987,396

Net change in unrealized appreciation (depreciation)	9,356,988

NET REALIZED AND UNREALIZED GAIN (LOSS)	76,050,507

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,882,773

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$3,832,266	$10,239,324
Net realized gain (loss) on investments, futures and foreign currency transactions	66,693,519	(262,920,740)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	9,356,988	396,692,795

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	79,882,773	144,011,379

DIVIDENDS:
Dividends from net investment income
Class A	(2,935,794)	(8,111,150)
Class B	(436,251)	(1,910,113)

TOTAL DIVIDENDS	(3,372,045)	(10,021,263)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 1,795,680 and 10,160,542 shares, respectively ]	16,595,636	70,545,616
Capital shares issued in reinvestment of dividends [ 292,383 and 899,409 shares, respectively ]	2,935,794	8,111,150
Capital shares repurchased [ (5,210,419) and (59,862,128) shares, respectively ]	(48,363,851)	(386,878,494)

Total Class A transactions	(28,832,421)	(308,221,728)

Class B
Capital shares sold [ 3,529,698 and 4,046,714 shares, respectively ]	32,553,204	31,985,371
Capital shares issued in reinvestment of dividends [ 43,430 and 211,717 shares, respectively ]	436,251	1,910,113
Capital shares repurchased [ (4,040,437) and (3,674,557) shares, respectively ]	(36,998,875)	(27,997,649)

Total Class B transactions	(4,009,420)	5,897,835

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,841,841)	(302,323,893)

TOTAL INCREASE (DECREASE) IN NET ASSETS	43,668,887	(168,333,777)
NET ASSETS:
Beginning of year	712,500,876	880,834,653

End of year (a)	$756,169,763	$712,500,876

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$433,553	$164,764

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010	2009		2008	2007	2006
Net asset value, beginning of year	$9.14	$6.98		$11.66	$11.96	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.12	(e)	0.08 (e)	0.09 (e)	0.08 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.02	2.18		(4.67)	0.52	1.40

Total from investment operations	1.08	2.30		(4.59)	0.61	1.48

Less distributions:
Dividends from net investment income	(0.05)	(0.14)		(0.07)	(0.08)	(0.07)
Distributions from net realized gains	—	—		(0.02)	(0.83)	(0.24)

Total dividends and distributions	(0.05)	(0.14)		(0.09)	(0.91)	(0.31)

Net asset value, end of year	$10.17	$9.14		$6.98	$11.66	$11.96

Total return	11.84%	32.92%		(39.40)%	5.22%	13.84%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$585,508	$554,828		$764,481	$842,193	$598,068
Ratio of expenses to average net assets:
After waivers	0.90%	0.92%		1.10%	1.10%	1.10%
After waivers and fees paid indirectly	0.90%	0.81%		1.09%	1.09%	1.08%
Before waivers and fees paid indirectly	0.90%	0.92%		1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets:
After waivers	0.59%	1.42%		0.86%	0.74%	0.73%
After waivers and fees paid indirectly	0.60%	1.54%		0.86%	0.74%	0.75%
Before waivers and fees paid indirectly	0.59%	1.42%		0.86%	0.74%	0.72%
Portfolio turnover rate	44%	85%		50%	51%	49%

	Year Ended December 31,
Class B	2010	2009		2008	2007	2006
Net asset value, beginning of year	$9.14	$6.98		$11.67	$11.96	$10.79

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.09	(e)	0.06 (e)	0.06 (e)	0.06 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.03	2.18		(4.68)	0.53	1.39

Total from investment operations	1.06	2.27		(4.62)	0.59	1.45

Less distributions:
Dividends from net investment income	(0.03)	(0.11)		(0.05)	(0.05)	(0.04)
Distributions from net realized gains	—	—		(0.02)	(0.83)	(0.24)

Total dividends and distributions	(0.03)	(0.11)		(0.07)	(0.88)	(0.28)

Net asset value, end of year	$10.17	$9.14		$6.98	$11.67	$11.96

Total return	11.56%	32.58%		(39.61)%	5.05%	13.56%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$170,662	$157,673		$116,354	$215,406	$208,296
Ratio of expenses to average net assets:
After waivers	1.15%	1.17	%(c)	1.35%	1.35%	1.35%
After waivers and fees paid indirectly	1.15%	1.10%		1.34%	1.34%	1.33%
Before waivers and fees paid indirectly	1.15%	1.17	%(c)	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
After waivers	0.34%	1.14%		0.58%	0.49%	0.47%
After waivers and fees paid indirectly	0.35%	1.22%		0.59%	0.50%	0.49%
Before waivers and fees paid indirectly	0.34%	1.14%		0.58%	0.49%	0.47%
Portfolio turnover rate	44%	85%		50%	51%	49%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	Institutional Capital LLC

➢	MFS Investment Management

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	13.39%	1.71%	3.94%
Portfolio – Class B Shares	13.11	1.45	3.68
Russell 1000® Value Index	15.51	1.28	4.29
* Date of inception 12/31/01 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 13.39% for the year ended December 31, 2010. The Portfolio’s benchmark, the Russell 1000® Value Index, returned 15.51% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by AllianceBernstein L.P., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Industrials and Consumer Staples sectors was beneficial for the Portfolio’s performance.

•	An overweight position relative to the benchmark in the Consumer Discretionary sector contributed to relative returns.

•	Owning Honeywell International Inc. (Industrials sector) while the benchmark did not, aided relative returns.

•

Leading contributors to relative performance included Berkshire Hathaway Inc. (Financials sector), Cummins Inc. (Industrials sector) along with Exxon Mobil Corp. and ConocoPhillips (both in the Energy sector).

What hurt performance during the year:

•	Stock selection in the Health Care, Financials and Information Technology sectors was detrimental to the Portfolio’s relative performance.

•	Owning Sanofi Aventis (Health Care sector), Cisco Systems Inc. (Information Technology sector) and Total SA (Energy sector) was harmful to the Portfolio’s returns.

•	Leading detractors from relative performance included Hewlett Packard Co. (Information Technology sector) and Citigroup Inc. (Financials sector).

•

The Portfolio’s use of futures to reduce equity exposure on several highly volatile days in May helped reduce the Portfolio’s risk profile, but detracted from returns when markets rose but volatility remained high.

Sector Weightings as of 12/31/10	% of Net Assets
Financials	18.7%
Health Care	10.6
Energy	10.1
Consumer Staples	8.7
Consumer Discretionary	8.3
Industrials	7.2
Information Technology	6.3
Telecommunication Services	3.9
Utilities	3.4
Materials	3.2
Cash and Other	19.6

100.0%

MULTIMANAGER LARGE CAP VALUE PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,214.70	$5.08
Hypothetical (5% average return before expenses)	1,000.00	1,020.62	4.63
Class B
Actual	1,000.00	1,213.20	6.47
Hypothetical (5% average return before expenses)	1,000.00	1,019.36	5.90

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.91% and 1.16%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (1.0%)
Autoliv, Inc.	3,600	$284,184
BorgWarner, Inc.*	600	43,416
Federal-Mogul Corp.*	900	18,585
Johnson Controls, Inc.	236,830	9,046,906
Lear Corp.*	18,400	1,816,264
TRW Automotive Holdings Corp.*	37,900	1,997,330

		13,206,685

Automobiles (0.2%)
Ford Motor Co.*	99,500	1,670,605
General Motors Co.*	30,640	1,129,390
Tesla Motors, Inc.*	300	7,989

		2,807,984

Distributors (0.0%)
Genuine Parts Co.	10,200	523,668

Diversified Consumer Services (0.0%)
Education Management Corp.*	1,200	21,720
H&R Block, Inc.	11,600	138,156
Service Corp. International	16,300	134,475

		294,351

Hotels, Restaurants & Leisure (0.3%)
Brinker International, Inc.	800	16,704
Carnival Corp.	17,600	811,536
Choice Hotels International, Inc.	1,700	65,059
Hyatt Hotels Corp., Class A*	2,800	128,128
International Speedway Corp., Class A	1,200	31,404
McDonald’s Corp.	9,310	714,636
MGM Resorts International*	16,100	239,085
Penn National Gaming, Inc.*	4,400	154,660
Royal Caribbean Cruises Ltd.*	29,000	1,363,000
Wendy’s/Arby’s Group, Inc., Class A	13,000	60,060
Wyndham Worldwide Corp.	11,500	344,540

		3,928,812

Household Durables (0.7%)
D.R. Horton, Inc.	17,800	212,354
Fortune Brands, Inc.	20,600	1,241,150
Garmin Ltd.	59,300	1,837,707
Harman International Industries, Inc.*	2,300	106,490
Jarden Corp.	5,900	182,133
KB Home	4,900	66,101
Leggett & Platt, Inc.	3,800	86,488
Lennar Corp., Class A	10,200	191,250
M.D.C. Holdings, Inc.	2,400	69,048
Mohawk Industries, Inc.*	3,200	181,632
Newell Rubbermaid, Inc.	20,200	367,236
NVR, Inc.*	2,300	1,589,346
Pulte Group, Inc.*	106,167	798,376
Stanley Black & Decker, Inc.	34,591	2,313,100
Toll Brothers, Inc.*	9,200	174,800

	Number of Shares	Value (Note 1)

Whirlpool Corp.	2,800	$248,724

		9,665,935

Internet & Catalog Retail (0.1%)
Expedia, Inc.	7,700	193,193
Liberty Media Corp.- Interactive*	38,300	603,991

		797,184

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	21,500	1,014,370
Mattel, Inc.	9,800	249,214

		1,263,584

Media (3.9%)
Cablevision Systems Corp. - New York Group, Class A	44,000	1,488,960
CBS Corp., Class B	39,600	754,380
Central European Media Enterprises Ltd., Class A*	2,400	48,840
Clear Channel Outdoor Holdings, Inc., Class A*	2,600	36,504
Comcast Corp., Class A	367,300	8,069,581
DIRECTV, Class A*	47,500	1,896,675
Discovery Communications, Inc., Class A*	4,900	204,330
DISH Network Corp., Class A*	12,800	251,648
Gannett Co., Inc.	61,800	932,562
Interpublic Group of Cos., Inc.*	113,900	1,209,618
John Wiley & Sons, Inc., Class A	200	9,048
Lamar Advertising Co., Class A*	2,900	115,536
Liberty Global, Inc., Class A*	15,200	537,776
Liberty Media Corp. - Capital*	4,700	294,032
Liberty Media Corp. - Starz*	3,260	216,725
Madison Square Garden, Inc., Class A*	2,575	66,383
McGraw-Hill Cos., Inc.	6,000	218,460
Meredith Corp.	1,300	45,045
New York Times Co., Class A*	8,700	85,260
News Corp., Class A	289,500	4,215,120
Omnicom Group, Inc.	57,995	2,656,171
Regal Entertainment Group, Class A	3,900	45,786
Thomson Reuters Corp.	16,200	603,774
Time Warner Cable, Inc.	72,260	4,771,328
Time Warner, Inc.	126,233	4,060,915
Viacom, Inc., Class B	302,500	11,982,025
Virgin Media, Inc.	21,300	580,212
Walt Disney Co.	214,170	8,033,517
Washington Post Co., Class B	400	175,800

		53,606,011

Multiline Retail (0.5%)
J.C. Penney Co., Inc.	10,200	329,562
Kohl’s Corp.*	58,590	3,183,781
Macy’s, Inc.	62,400	1,578,720
Sears Holdings Corp.*	2,900	213,875

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Target Corp.	16,270	$978,315

		6,284,253

Specialty Retail (1.5%)
Aaron’s, Inc.	2,100	42,819
Abercrombie & Fitch Co., Class A	1,300	74,919
Advance Auto Parts, Inc.	12,780	845,397
American Eagle Outfitters, Inc.	9,400	137,522
AutoNation, Inc.*	2,800	78,960
Foot Locker, Inc.	88,300	1,732,446
GameStop Corp., Class A*	9,800	224,224
Gap, Inc.	98,400	2,178,576
Lowe’s Cos., Inc.	415,175	10,412,589
Office Depot, Inc.*	217,600	1,175,040
RadioShack Corp.	7,300	134,977
Ross Stores, Inc.	27,600	1,745,700
Signet Jewelers Ltd.*	5,500	238,700
Staples, Inc.	36,075	821,428
TJX Cos., Inc.	24,900	1,105,311

		20,948,608

Textiles, Apparel & Luxury Goods (0.0%)
VF Corp.	5,700	491,226

Total Consumer Discretionary		113,818,301

Consumer Staples (8.7%)
Beverages (2.9%)
Brown-Forman Corp., Class B	1,700	118,354
Central European Distribution Corp.*	4,500	103,050
Coca-Cola Co.	175,200	11,522,904
Coca-Cola Enterprises, Inc.	7,900	197,737
Constellation Brands, Inc., Class A*	79,544	1,761,900
Diageo plc	173,638	3,208,020
Dr. Pepper Snapple Group, Inc.	10,900	383,244
Hansen Natural Corp.*	700	36,596
Molson Coors Brewing Co., Class B	67,050	3,365,239
PepsiCo, Inc.	295,645	19,314,488

		40,011,532

Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	3,200	153,280
CVS Caremark Corp.	190,866	6,636,411
Kroger Co.	39,000	872,040
Safeway, Inc.	110,500	2,485,145
SUPERVALU, Inc.	13,600	130,968
Walgreen Co.	31,370	1,222,175
Wal-Mart Stores, Inc.	48,590	2,620,459

		14,120,478

Food Products (2.2%)
Archer-Daniels-Midland Co.	77,500	2,331,200
Bunge Ltd.	48,900	3,203,928
Campbell Soup Co.	4,700	163,325
ConAgra Foods, Inc.	62,600	1,413,508

	Number of Shares	Value (Note 1)

Corn Products International, Inc.	4,800	$220,800
Dean Foods Co.*	11,600	102,544
Del Monte Foods Co.	12,700	238,760
Flowers Foods, Inc.	3,000	80,730
General Mills, Inc.	116,640	4,151,217
H.J. Heinz Co.	12,000	593,520
Hershey Co.	4,100	193,315
Hormel Foods Corp.	4,400	225,544
J.M. Smucker Co.	27,399	1,798,744
Kellogg Co.	37,850	1,933,378
Kraft Foods, Inc., Class A	103,000	3,245,530
McCormick & Co., Inc. (Non-Voting)	4,300	200,079
Mead Johnson Nutrition Co.	11,308	703,923
Nestle S.A. (Registered)	57,804	3,384,780
Ralcorp Holdings, Inc.*	3,500	227,535
Sara Lee Corp.	132,500	2,320,075
Smithfield Foods, Inc.*	120,400	2,483,852
Tyson Foods, Inc., Class A	19,100	328,902

		29,545,189

Household Products (1.4%)
Clorox Co.	500	31,640
Colgate-Palmolive Co.	5,200	417,924
Energizer Holdings, Inc.*	4,500	328,050
Kimberly-Clark Corp.	33,500	2,111,840
Procter & Gamble Co.	261,182	16,801,838

		19,691,292

Personal Products (0.1%)
Alberto-Culver Co.	4,300	159,272
Avon Products, Inc.	20,200	587,012

		746,284

Tobacco (1.1%)
Altria Group, Inc.	179,605	4,421,875
Lorillard, Inc.	9,800	804,188
Philip Morris International, Inc.	154,125	9,020,936
Reynolds American, Inc.	46,870	1,528,900

		15,775,899

Total Consumer Staples		119,890,674

Energy (10.0%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	2,900	108,373
Baker Hughes, Inc.	19,992	1,142,943
Cameron International Corp.*	6,700	339,891
Diamond Offshore Drilling, Inc.	3,000	200,610
Dresser-Rand Group, Inc.*	500	21,295
Ensco plc (ADR)	42,000	2,241,960
Exterran Holdings, Inc.*	3,600	86,220
Helmerich & Payne, Inc.	6,000	290,880
McDermott International, Inc.*	3,100	64,139
Nabors Industries Ltd.*	11,000	258,060
National Oilwell Varco, Inc.	45,675	3,071,644
Noble Corp.	25,770	921,793

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Oceaneering International, Inc.*	3,600	$265,068
Oil States International, Inc.*	3,000	192,270
Patterson-UTI Energy, Inc.	9,800	211,190
Pride International, Inc.*	6,800	224,400
Rowan Cos., Inc.*	6,400	223,424
Schlumberger Ltd.	11,211	936,118
SEACOR Holdings, Inc.	1,400	141,526
Superior Energy Services, Inc.*	4,700	164,453
Tidewater, Inc.	3,300	177,672
Transocean Ltd.*	26,630	1,851,051
Unit Corp.*	2,600	120,848
Weatherford International Ltd.*	28,300	645,240

		13,901,068

Oil, Gas & Consumable Fuels (9.0%)
Alpha Natural Resources, Inc.*	6,700	402,201
Anadarko Petroleum Corp.	31,800	2,421,888
Apache Corp.	55,706	6,641,826
Arch Coal, Inc.	3,000	105,180
Atlas Energy, Inc.*	1,400	61,558
Cabot Oil & Gas Corp.	6,700	253,595
Chesapeake Energy Corp.	41,800	1,083,038
Chevron Corp.	212,554	19,395,553
Cobalt International Energy, Inc.*	4,700	57,387
Comstock Resources, Inc.*	3,000	73,680
ConocoPhillips	305,150	20,780,715
Consol Energy, Inc.	7,800	380,172
Continental Resources, Inc.*	200	11,770
Denbury Resources, Inc.*	25,555	487,845
Devon Energy Corp.	78,400	6,155,184
El Paso Corp.	36,800	506,368
EOG Resources, Inc.	18,925	1,729,934
EQT Corp.	600	26,904
Exxon Mobil Corp.	83,684	6,118,974
Forest Oil Corp.*	58,900	2,236,433
Frontier Oil Corp.*	6,700	120,667
Frontline Ltd.	500	12,685
Hess Corp.	89,010	6,812,825
Holly Corp.	900	36,693
Marathon Oil Corp.	369,250	13,673,328
Massey Energy Co.	6,600	354,090
Murphy Oil Corp.	10,900	812,595
Newfield Exploration Co.*	41,900	3,021,409
Nexen, Inc.	71,700	1,641,930
Noble Energy, Inc.	11,200	964,096
Occidental Petroleum Corp.	190,521	18,690,110
Peabody Energy Corp.	17,300	1,106,854
Petrohawk Energy Corp.*	5,600	102,200
Pioneer Natural Resources Co.	7,500	651,150
Plains Exploration & Production Co.*	9,000	289,260
QEP Resources, Inc.	11,200	406,672
Quicksilver Resources, Inc.*	7,100	104,654
SandRidge Energy, Inc.*	9,500	69,540
SM Energy Co.	1,300	76,609
Southern Union Co.	8,000	192,560

	Number of Shares	Value (Note 1)

Spectra Energy Corp.	41,600	$1,039,584
Sunoco, Inc.	7,700	310,387
Teekay Corp.	2,700	89,316
Tesoro Corp.*	9,000	166,860
Total S.A. (ADR)	50,105	2,679,616
Valero Energy Corp.	36,300	839,256
Whiting Petroleum Corp.*	3,500	410,165
Williams Cos., Inc.	22,000	543,840

		124,149,156

Total Energy		138,050,224

Financials (18.7%)
Capital Markets (4.0%)
Ameriprise Financial, Inc.	13,200	759,660
Ares Capital Corp.	12,300	202,704
Bank of New York Mellon Corp.	297,359	8,980,242
BlackRock, Inc.	34,252	6,527,746
Charles Schwab Corp.	191,400	3,274,854
E*TRADE Financial Corp.*	14,100	225,600
Federated Investors, Inc., Class B	1,800	47,106
Goldman Sachs Group, Inc.	143,000	24,046,880
Invesco Ltd.	20,900	502,854
Janus Capital Group, Inc.	10,700	138,779
Jefferies Group, Inc.	7,500	199,725
Legg Mason, Inc.	9,900	359,073
LPL Investment Holdings, Inc.*	832	30,260
Morgan Stanley	163,435	4,447,066
Northern Trust Corp.	9,300	515,313
Raymond James Financial, Inc.	6,400	209,280
State Street Corp.	94,980	4,401,373

		54,868,515

Commercial Banks (4.3%)
Associated Banc-Corp	11,100	168,165
BancorpSouth, Inc.	5,300	84,535
Bank of Hawaii Corp.	2,100	99,141
BB&T Corp.	339,350	8,921,512
BOK Financial Corp.	1,600	85,440
CapitalSource, Inc.	20,700	146,970
CIT Group, Inc.*	12,800	602,880
City National Corp./California	2,900	177,944
Comerica, Inc.	45,600	1,926,144
Commerce Bancshares, Inc./Missouri	5,124	203,577
Cullen/Frost Bankers, Inc.	3,400	207,808
East West Bancorp, Inc.	9,500	185,725
Fifth Third Bancorp	190,800	2,800,944
First Citizens BancShares, Inc./North Carolina, Class A	400	75,620
First Horizon National Corp.*	15,440	181,882
Fulton Financial Corp.	12,700	131,318
Huntington Bancshares, Inc./Ohio	46,000	316,020
KeyCorp	56,400	499,140
M&T Bank Corp.	4,700	409,135
Marshall & Ilsley Corp.	33,800	233,896

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

PNC Financial Services Group, Inc.	66,903	$4,062,350
Popular, Inc.*	65,600	205,984
Regions Financial Corp.	80,600	564,200
SunTrust Banks, Inc.	32,100	947,271
Synovus Financial Corp.	50,200	132,528
TCF Financial Corp.	9,100	134,771
U.S. Bancorp	123,100	3,320,007
Valley National Bancorp	10,298	147,261
Wells Fargo & Co.	1,032,190	31,987,568
Wilmington Trust Corp.	5,800	25,172
Zions Bancorp	11,100	268,953

		59,253,861

Consumer Finance (0.3%)
Capital One Financial Corp.	73,200	3,115,392
Discover Financial Services	34,900	646,697
Green Dot Corp., Class A*	90	5,107
SLM Corp.*	31,100	391,549

		4,158,745

Diversified Financial Services (3.7%)
Bank of America Corp.	1,031,393	13,758,783
CBOE Holdings, Inc.	420	9,601
Citigroup, Inc.*	1,754,000	8,296,420
CME Group, Inc.	4,300	1,383,525
Interactive Brokers Group, Inc., Class A	1,600	28,512
JPMorgan Chase & Co.	602,911	25,575,485
Leucadia National Corp.	12,500	364,750
NASDAQ OMX Group, Inc.*	7,800	184,938
NYSE Euronext	13,100	392,738

		49,994,752

Insurance (5.3%)
ACE Ltd.	51,890	3,230,152
Aflac, Inc.	116,200	6,557,166
Alleghany Corp.*	430	131,739
Allied World Assurance Co. Holdings Ltd.	2,700	160,488
Allstate Corp.	101,775	3,244,587
American Financial Group, Inc./Ohio	5,500	177,595
American International Group, Inc.*	7,800	449,436
American National Insurance Co.	500	42,810
Aon Corp.	191,665	8,818,507
Arch Capital Group Ltd.*	3,000	264,150
Arthur J. Gallagher & Co.	5,000	145,400
Aspen Insurance Holdings Ltd.	4,900	140,238
Assurant, Inc.	7,200	277,344
Assured Guaranty Ltd.	11,800	208,860
Axis Capital Holdings Ltd.	5,500	197,340
Berkshire Hathaway, Inc., Class B*	130,000	10,414,300
Brown & Brown, Inc.	3,300	79,002
Chubb Corp.	53,810	3,209,228
Cincinnati Financial Corp.	9,400	297,886
CNA Financial Corp.*	1,700	45,985

	Number of Shares	Value (Note 1)

Endurance Specialty Holdings Ltd.	2,600	$119,782
Erie Indemnity Co., Class A	500	32,735
Everest Reinsurance Group Ltd.	3,800	322,316
Fidelity National Financial, Inc., Class A	14,700	201,096
Genworth Financial, Inc., Class A*	25,500	335,070
Hanover Insurance Group, Inc.	2,900	135,488
Hartford Financial Services Group, Inc.	26,100	691,389
HCC Insurance Holdings, Inc.	7,400	214,156
Lincoln National Corp.	19,400	539,514
Loews Corp.	20,200	785,982
Markel Corp.*	700	264,691
Marsh & McLennan Cos., Inc.	2,700	73,818
MBIA, Inc.*	9,800	117,502
Mercury General Corp.	1,700	73,117
MetLife, Inc.	288,590	12,824,940
Old Republic International Corp.	16,600	226,258
OneBeacon Insurance Group Ltd., Class A	1,400	21,224
PartnerReinsurance Ltd.	5,000	401,750
Principal Financial Group, Inc.	20,500	667,480
Progressive Corp.	43,000	854,410
Protective Life Corp.	5,500	146,520
Prudential Financial, Inc.	85,865	5,041,134
Reinsurance Group of America, Inc.	4,700	252,437
RenaissanceReinsurance Holdings Ltd.	3,500	222,915
StanCorp Financial Group, Inc.	3,000	135,420
Symetra Financial Corp.	2,200	30,140
Torchmark Corp.	5,300	316,622
Transatlantic Holdings, Inc.	4,100	211,642
Travelers Cos., Inc.	121,669	6,778,180
Unitrin, Inc.	3,200	78,528
Unum Group	21,300	515,886
Validus Holdings Ltd.	4,200	128,562
W. R. Berkley Corp.	8,100	221,778
Wesco Financial Corp.	100	36,841
White Mountains Insurance Group Ltd.	500	167,800
XL Group plc	57,100	1,245,922

		72,525,258

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,500	256,410
AMB Property Corp. (REIT)	9,800	310,758
Annaly Capital Management, Inc. (REIT)	39,700	711,424
Apartment Investment & Management Co. (REIT), Class A	3,800	98,192
AvalonBay Communities, Inc. (REIT)	5,400	607,770

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Boston Properties, Inc. (REIT)	9,000	$774,900
Brandywine Realty Trust (REIT)	8,400	97,860
BRE Properties, Inc. (REIT)	4,100	178,350
Camden Property Trust (REIT)	4,200	226,716
Chimera Investment Corp. (REIT)	56,700	233,037
CommonWealth REIT (REIT)	4,625	117,984
Corporate Office Properties Trust/Maryland (REIT)	3,800	132,810
Developers Diversified Realty Corp. (REIT)	12,700	178,943
Digital Realty Trust, Inc. (REIT)	300	15,462
Douglas Emmett, Inc. (REIT)	7,800	129,480
Duke Realty Corp. (REIT)	16,100	200,606
Equity Residential (REIT)	17,000	883,150
Essex Property Trust, Inc. (REIT)	1,200	137,064
Federal Realty Investment Trust (REIT)	1,600	124,688
General Growth Properties, Inc. (REIT)	2,800	43,344
HCP, Inc. (REIT)	19,900	732,121
Health Care REIT, Inc. (REIT)	8,600	409,704
Hospitality Properties Trust (REIT)	7,900	182,016
Host Hotels & Resorts, Inc. (REIT)	42,209	754,275
Kimco Realty Corp. (REIT)	26,000	469,040
Liberty Property Trust (REIT)	7,200	229,824
Macerich Co. (REIT)	8,335	394,829
Mack-Cali Realty Corp. (REIT)	5,100	168,606
Nationwide Health Properties, Inc. (REIT)	7,700	280,126
Piedmont Office Realty Trust, Inc. (REIT), Class A	3,300	66,462
Plum Creek Timber Co., Inc. (REIT)	6,000	224,700
ProLogis (REIT)	28,700	414,428
Public Storage (REIT)	900	91,278
Rayonier, Inc. (REIT)	3,600	189,072
Realty Income Corp. (REIT)	7,100	242,820
Regency Centers Corp. (REIT)	5,200	219,648
Senior Housing Properties Trust (REIT)	8,100	177,714
Simon Property Group, Inc. (REIT)	5,824	579,430
SL Green Realty Corp. (REIT)	5,000	337,550
Taubman Centers, Inc. (REIT)	3,500	176,680
UDR, Inc. (REIT)	10,900	256,368
Ventas, Inc. (REIT)	7,300	383,104
Vornado Realty Trust (REIT)	9,458	788,135

	Number of Shares	Value (Note 1)

Weingarten Realty Investors (REIT)	7,700	$182,952
Weyerhaeuser Co. (REIT)	34,292	649,147

		14,058,977

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	8,100	135,189
Howard Hughes Corp.*	285	15,510
St. Joe Co.*	600	13,110

		163,809

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial, Inc.	2,716	32,353
First Niagara Financial Group, Inc.	13,400	187,332
Hudson City Bancorp, Inc.	27,700	352,898
New York Community Bancorp, Inc.	27,900	525,915
People’s United Financial, Inc.	23,900	334,839
TFS Financial Corp.	5,100	46,002
Washington Federal, Inc.	7,200	121,824

		1,601,163

Total Financials		256,625,080

Health Care (10.6%)
Biotechnology (0.7%)
Amgen, Inc.*	95,700	5,253,930
Biogen Idec, Inc.*	15,600	1,045,980
Cephalon, Inc.*	4,800	296,256
Genzyme Corp.*	4,100	291,920
Gilead Sciences, Inc.*	56,400	2,043,936

		8,932,022

Health Care Equipment & Supplies (1.3%)
Alere, Inc.*	3,800	139,080
Baxter International, Inc.	6,400	323,968
Beckman Coulter, Inc.	4,500	338,535
Becton, Dickinson and Co.	26,500	2,239,780
Boston Scientific Corp.*	97,300	736,561
CareFusion Corp.*	9,000	231,300
Cooper Cos., Inc.	2,400	135,216
Covidien plc	127,100	5,803,386
Hill-Rom Holdings, Inc.	600	23,622
Hologic, Inc.*	16,600	312,412
Kinetic Concepts, Inc.*	3,700	154,956
Medtronic, Inc.	104,900	3,890,741
St. Jude Medical, Inc.*	59,590	2,547,473
Teleflex, Inc.	2,200	118,382
Zimmer Holdings, Inc.*	13,000	697,840

		17,693,252

Health Care Providers & Services (0.9%)
Aetna, Inc.	27,300	832,923
Brookdale Senior Living, Inc.*	4,700	100,627
Cardinal Health, Inc.	15,200	582,312
CIGNA Corp.	17,800	652,548
Community Health Systems, Inc.*	1,900	71,003
Coventry Health Care, Inc.*	9,500	250,800
Health Net, Inc.*	36,800	1,004,272

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Humana, Inc.*	10,900	$596,666
LifePoint Hospitals, Inc.*	3,500	128,625
McKesson Corp.	9,900	696,762
MEDNAX, Inc.*	200	13,458
Omnicare, Inc.	6,900	175,191
Quest Diagnostics, Inc.	19,590	1,057,272
Tenet Healthcare Corp.*	8,600	57,534
UnitedHealth Group, Inc.	113,600	4,102,096
Universal Health Services, Inc., Class B	5,400	234,468
WellPoint, Inc.*	25,700	1,461,302

		12,017,859

Health Care Technology (0.0%)
Emdeon, Inc., Class A*	100	1,354

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	1,300	135,005
Charles River Laboratories International, Inc.*	3,200	113,728
Life Technologies Corp.*	3,400	188,700
PerkinElmer, Inc.	4,100	105,862
Thermo Fisher Scientific, Inc.*	47,400	2,624,064

		3,167,359

Pharmaceuticals (7.5%)
Abbott Laboratories, Inc.	98,500	4,719,135
AstraZeneca plc (ADR)	65,800	3,039,302
Bristol-Myers Squibb Co.	110,437	2,924,372
Eli Lilly and Co.	50,300	1,762,512
Endo Pharmaceuticals Holdings, Inc.*	7,500	267,825
Forest Laboratories, Inc.*	18,300	585,234
GlaxoSmithKline plc	49,764	962,079
Johnson & Johnson	372,555	23,042,527
King Pharmaceuticals, Inc.*	16,000	224,800
Merck & Co., Inc.	551,025	19,858,941
Mylan, Inc.*	3,100	65,503
Pfizer, Inc.	2,006,635	35,136,179
Roche Holding AG	7,874	1,153,730
Sanofi-Aventis S.A. (ADR)	299,300	9,646,439
Watson Pharmaceuticals, Inc.*	7,200	371,880

		103,760,458

Total Health Care		145,572,304

Industrials (7.2%)
Aerospace & Defense (3.2%)
Alliant Techsystems, Inc.*	200	14,886
BE Aerospace, Inc.*	6,200	229,586
Boeing Co.	9,300	606,918
General Dynamics Corp.	22,200	1,575,312
Goodrich Corp.	5,800	510,806
Honeywell International, Inc.	239,425	12,727,833
ITT Corp.	11,800	614,898
L-3 Communications Holdings, Inc.	7,500	528,675
Lockheed Martin Corp.	133,860	9,358,153
Northrop Grumman Corp.	136,940	8,870,973
Raytheon Co.	49,500	2,293,830
Rockwell Collins, Inc.	4,800	279,648

	Number of Shares	Value (Note 1)

Spirit AeroSystems Holdings, Inc., Class A*	5,700	$118,617
United Technologies Corp.	75,740	5,962,253

		43,692,388

Air Freight & Logistics (0.1%)
FedEx Corp.	7,100	660,371
UTi Worldwide, Inc.	1,000	21,200

		681,571

Airlines (0.2%)
AMR Corp.*	14,400	112,176
Copa Holdings S.A., Class A	700	41,188
Delta Air Lines, Inc.*	157,400	1,983,240
Southwest Airlines Co.	41,400	537,372
United Continental Holdings, Inc.*	2,700	64,314

		2,738,290

Building Products (0.0%)
Armstrong World Industries, Inc.	1,200	51,600
Masco Corp.	16,100	203,826
Owens Corning, Inc.*	3,200	99,680
USG Corp.*	2,500	42,075

		397,181

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	6,700	283,678
Cintas Corp.	8,500	237,660
Corrections Corp. of America*	6,000	150,360
Covanta Holding Corp.	7,800	134,082
KAR Auction Services, Inc.*	1,500	20,700
Pitney Bowes, Inc.	3,800	91,884
R.R. Donnelley & Sons Co.	12,500	218,375
Republic Services, Inc.	14,600	435,956
Waste Connections, Inc.	1,550	42,671
Waste Management, Inc.	31,000	1,142,970

		2,758,336

Construction & Engineering (0.2%)
Aecom Technology Corp.*	4,500	125,865
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	3,800	125,020
Fluor Corp.	18,300	1,212,558
Jacobs Engineering Group, Inc.*	3,200	146,720
KBR, Inc.	9,700	295,559
Quanta Services, Inc.*	13,500	268,920
Shaw Group, Inc.*	2,300	78,729
URS Corp.*	5,300	220,533

		2,473,904

Electrical Equipment (0.0%)
Babcock & Wilcox Co.*	1,550	39,664
General Cable Corp.*	2,100	73,689
Hubbell, Inc., Class B	2,300	138,299
Regal-Beloit Corp.	400	26,704
Thomas & Betts Corp.*	2,800	135,240

		413,596

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Industrial Conglomerates (1.3%)
3M Co.	35,120	$3,030,856
Carlisle Cos., Inc.	3,600	143,064
General Electric Co.	761,800	13,933,322
Textron, Inc.	8,500	200,940
Tyco International Ltd.	28,000	1,160,320

		18,468,502

Machinery (1.3%)
AGCO Corp.*	6,000	303,960
CNH Global N.V.*	1,400	66,836
Crane Co.	3,200	131,424
Danaher Corp.	42,100	1,985,857
Deere & Co.	1,600	132,880
Dover Corp.	4,400	257,180
Eaton Corp.	48,260	4,898,873
Flowserve Corp.	600	71,532
Gardner Denver, Inc.	200	13,764
Harsco Corp.	4,800	135,936
IDEX Corp.	900	35,208
Ingersoll-Rand plc	75,600	3,560,004
Kennametal, Inc.	1,300	51,298
Parker Hannifin Corp.	36,000	3,106,800
Pentair, Inc.	3,000	109,530
Snap-On, Inc.	3,700	209,346
SPX Corp.	10,300	736,347
Terex Corp.*	56,700	1,759,968
Timken Co.	1,500	71,595
Trinity Industries, Inc.	5,000	133,050
Wabtec Corp.	2,600	137,514

		17,908,902

Marine (0.0%)
Alexander & Baldwin, Inc.	2,600	104,078
Kirby Corp.*	3,200	140,960

		245,038

Professional Services (0.2%)
Dun & Bradstreet Corp.	17,980	1,475,978
Equifax, Inc.	8,100	288,360
FTI Consulting, Inc.*	600	22,368
Manpower, Inc.	5,300	332,628
Towers Watson & Co., Class A	2,300	119,738

		2,239,072

Road & Rail (0.5%)
Canadian National Railway Co.	17,970	1,194,466
Con-way, Inc.	3,200	117,024
CSX Corp.	25,000	1,615,250
Hertz Global Holdings, Inc.*	1,800	26,082
Kansas City Southern*	2,700	129,222
Norfolk Southern Corp.	23,800	1,495,116
Ryder System, Inc.	1,600	84,224
Union Pacific Corp.	28,500	2,640,810

		7,302,194

Trading Companies & Distributors (0.0%)
GATX Corp.	2,100	74,088
WESCO International, Inc.*	1,800	95,040

		169,128

Total Industrials		99,488,102

	Number of Shares	Value (Note 1)

Information Technology (6.3%)
Communications Equipment (0.8%)
Brocade Communications Systems, Inc.*	28,500	$150,765
Cisco Systems, Inc.*	104,120	2,106,348
CommScope, Inc.*	6,000	187,320
EchoStar Corp., Class A*	2,300	57,431
Motorola, Inc.*	231,000	2,095,170
QUALCOMM, Inc.	132,550	6,559,899
Tellabs, Inc.	24,700	167,466

		11,324,399

Computers & Peripherals (0.5%)
Dell, Inc.*	241,000	3,265,550
Diebold, Inc.	3,300	105,765
Hewlett-Packard Co.	85,815	3,612,812
Lexmark International, Inc., Class A*	5,000	174,100
Seagate Technology plc*	8,700	130,761
Western Digital Corp.*	11,300	383,070

		7,672,058

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	6,900	236,325
Avnet, Inc.*	9,700	320,391
AVX Corp.	2,800	43,204
Corning, Inc.	87,600	1,692,432
Ingram Micro, Inc., Class A*	9,400	179,446
Itron, Inc.*	200	11,090
Jabil Circuit, Inc.	3,300	66,297
Molex, Inc.	8,500	193,120
Tech Data Corp.*	3,000	132,060
Tyco Electronics Ltd.	59,300	2,099,220
Vishay Intertechnology, Inc.*	11,000	161,480
Vishay Precision Group, Inc.*	742	13,979

		5,149,044

Internet Software & Services (0.2%)
AOL, Inc.*	6,775	160,635
eBay, Inc.*	45,800	1,274,614
IAC/InterActiveCorp*	3,300	94,710
Monster Worldwide, Inc.*	4,000	94,520
Yahoo!, Inc.*	51,400	854,782

		2,479,261

IT Services (1.4%)
Accenture plc, Class A	199,020	9,650,480
Amdocs Ltd.*	9,500	260,965
Booz Allen Hamilton Holding Corp.*	212	4,119
Broadridge Financial Solutions, Inc.	700	15,351
Computer Sciences Corp.	9,900	491,040
Convergys Corp.*	6,300	82,971
CoreLogic, Inc.	7,500	138,900
Fidelity National Information Services, Inc.	16,917	463,357
Fiserv, Inc.*	3,300	193,248
International Business Machines Corp.	34,070	5,000,113
Mastercard, Inc., Class A	8,760	1,963,204
Total System Services, Inc.	10,500	161,490

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Western Union Co.	76,185	$1,414,755

		19,839,993

Office Electronics (0.1%)
Xerox Corp.	88,494	1,019,451
Zebra Technologies Corp., Class A*	1,600	60,784

		1,080,235

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	23,700	193,866
Atmel Corp.*	3,100	38,192
Fairchild Semiconductor International, Inc.*	8,000	124,880
Intel Corp.	329,900	6,937,797
International Rectifier Corp.*	4,500	133,605
Intersil Corp., Class A	5,200	79,404
KLA-Tencor Corp.	10,300	397,992
LSI Corp.*	41,900	250,981
MEMC Electronic Materials, Inc.*	8,500	95,710
Micron Technology, Inc.*	54,900	440,298
National Semiconductor Corp.	1,300	17,888
Novellus Systems, Inc.*	700	22,624
PMC-Sierra, Inc.*	13,900	119,401
SunPower Corp., Class A*	3,800	48,754
Texas Instruments, Inc.	223,875	7,275,938

		16,177,330

Software (1.7%)
Activision Blizzard, Inc.	24,200	301,048
CA, Inc.	4,600	112,424
Compuware Corp.*	6,200	72,354
Electronic Arts, Inc.*	1,200	19,656
Microsoft Corp.	592,150	16,532,828
Novell, Inc.*	22,300	132,016
Oracle Corp.	156,745	4,906,118
Symantec Corp.*	46,400	776,736
Synopsys, Inc.*	9,000	242,190

		23,095,370

Total Information Technology		86,817,690

Materials (3.2%)
Chemicals (1.9%)
Agrium, Inc. (When Issued)	18,200	1,669,850
Air Products & Chemicals, Inc.	29,380	2,672,111
Ashland, Inc.	4,600	233,956
Cabot Corp.	4,200	158,130
CF Industries Holdings, Inc.	10,981	1,484,082
Cytec Industries, Inc.	3,200	169,792
Dow Chemical Co.	100,680	3,437,215
E.I. du Pont de Nemours & Co.	38,100	1,900,428
Eastman Chemical Co.	3,700	311,096
FMC Corp.	1,500	119,835
Huntsman Corp.	12,100	188,881
Intrepid Potash, Inc.*	2,800	104,412
Monsanto Co.	83,000	5,780,120

	Number of Shares	Value (Note 1)

PPG Industries, Inc.	43,880	$3,688,992
RPM International, Inc.	4,100	90,610
Sherwin-Williams Co.	37,160	3,112,150
Sigma-Aldrich Corp.	600	39,936
Valspar Corp.	5,700	196,536

		25,358,132

Construction Materials (0.0%)
Vulcan Materials Co.	8,200	363,752

Containers & Packaging (0.1%)
AptarGroup, Inc.	4,400	209,308
Ball Corp.	4,700	319,835
Bemis Co., Inc.	7,000	228,620
Greif, Inc., Class A	2,200	136,180
Owens-Illinois, Inc.*	7,300	224,110
Packaging Corp. of America	6,600	170,544
Sealed Air Corp.	10,200	259,590
Sonoco Products Co.	6,400	215,488
Temple-Inland, Inc.	5,600	118,944

		1,882,619

Metals & Mining (1.1%)
AK Steel Holding Corp.	6,000	98,220
Alcoa, Inc.	205,300	3,159,567
Cliffs Natural Resources, Inc.	24,600	1,919,046
Commercial Metals Co.	48,600	806,274
Newmont Mining Corp.	127,175	7,812,360
Nucor Corp.	11,600	508,312
Reliance Steel & Aluminum Co.	4,200	214,620
Royal Gold, Inc.	2,900	158,427
Schnitzer Steel Industries, Inc., Class A	1,100	73,029
Steel Dynamics, Inc.	13,900	254,370
United States Steel Corp.	7,500	438,150
Walter Energy, Inc.	800	102,272

		15,544,647

Paper & Forest Products (0.1%)
Domtar Corp.	2,700	204,984
International Paper Co.	6,200	168,888
MeadWestvaco Corp.	10,900	285,144

		659,016

Total Materials		43,808,166

Telecommunication Services (3.9%)
Diversified Telecommunication Services (2.7%)
AT&T, Inc.	832,925	24,471,337
CenturyLink, Inc.	56,659	2,615,946
Frontier Communications Corp.	38,939	378,876
Level 3 Communications, Inc.*	65,300	63,994
Qwest Communications International, Inc.	111,400	847,754
Verizon Communications, Inc.	233,700	8,361,786
Windstream Corp.	18,100	252,314

		36,992,007

Wireless Telecommunication Services (1.2%)
Clearwire Corp., Class A*	2,200	11,330

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Leap Wireless International, Inc.*	3,900	$47,814
MetroPCS Communications, Inc.*	8,400	106,092
NII Holdings, Inc.*	2,300	102,718
Sprint Nextel Corp.*	189,100	799,893
Telephone & Data Systems, Inc.	5,400	197,370
U.S. Cellular Corp.*	1,000	49,940
Vodafone Group plc	1,256,142	3,247,112
Vodafone Group plc (ADR)	443,300	11,716,419

		16,278,688

Total Telecommunication Services		53,270,695

Utilities (3.4%)
Electric Utilities (1.4%)
Allegheny Energy, Inc.	10,800	261,792
American Electric Power Co., Inc.	58,700	2,112,026
DPL, Inc.	7,600	195,396
Duke Energy Corp.	84,300	1,501,383
Edison International	64,500	2,489,700
Entergy Corp.	23,240	1,646,089
Exelon Corp.	42,400	1,765,536
FirstEnergy Corp.	19,600	725,592
Great Plains Energy, Inc.	8,700	168,693
Hawaiian Electric Industries, Inc.	5,900	134,461
ITC Holdings Corp.	400	24,792
NextEra Energy, Inc.	26,600	1,382,934
Northeast Utilities	11,300	360,244
NV Energy, Inc.	64,600	907,630
Pepco Holdings, Inc.	14,300	260,975
Pinnacle West Capital Corp.	7,000	290,150
PPL Corp.	61,394	1,615,890
Progress Energy, Inc.	18,400	800,032
Southern Co.	52,900	2,022,367
Westar Energy, Inc.	7,100	178,636

		18,844,318

Gas Utilities (0.2%)
AGL Resources, Inc.	5,000	179,250
Atmos Energy Corp.	15,900	496,080
Energen Corp.	4,600	221,996
National Fuel Gas Co.	4,700	308,414
Oneok, Inc.	6,800	377,196
Questar Corp.	11,200	194,992
UGI Corp.	47,600	1,503,208

		3,281,136

Independent Power Producers & Energy Traders (0.3%)
AES Corp.*	43,000	523,740
Calpine Corp.*	11,900	158,746
Constellation Energy Group, Inc.	68,800	2,107,344
GenOn Energy, Inc.*	49,116	187,132
NRG Energy, Inc.*	16,300	318,502
Ormat Technologies, Inc.	600	17,748

		3,313,212

	Number of Shares	Value (Note 1)

Multi-Utilities (1.5%)
Alliant Energy Corp.	7,100	$261,067
Ameren Corp.	27,500	775,225
CenterPoint Energy, Inc.	107,900	1,696,188
CMS Energy Corp.	80,200	1,491,720
Consolidated Edison, Inc.	18,100	897,217
Dominion Resources, Inc.	65,249	2,787,437
DTE Energy Co.	10,800	489,456
Integrys Energy Group, Inc.	5,000	242,550
MDU Resources Group, Inc.	12,000	243,240
NiSource, Inc.	122,300	2,154,926
NSTAR	6,900	291,111
OGE Energy Corp.	6,200	282,348
PG&E Corp.	80,385	3,845,619
Public Service Enterprise Group, Inc.	80,725	2,567,862
SCANA Corp.	7,200	292,320
Sempra Energy	15,900	834,432
TECO Energy, Inc.	13,700	243,860
Vectren Corp.	5,200	131,976
Wisconsin Energy Corp.	7,500	441,450
Xcel Energy, Inc.	29,500	694,725

		20,664,729

Water Utilities (0.0%)
American Water Works Co., Inc.	11,200	283,248
Aqua America, Inc.	8,700	195,576

		478,824

Total Utilities		46,582,219

Total Common Stocks (80.3%) (Cost $913,970,383)		1,103,923,455

CONVERTIBLE PREFERRED STOCKS:
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Apache Corp. 6.000%	6,900	457,987

Total Energy		457,987

Utilities (0.0%)
Electric Utilities (0.0%)
PPL Corp. 9.500%	7,500	410,100

Total Utilities		410,100

Total Convertible Preferred Stocks (0.1%) (Cost $727,515)		868,087

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $1,590)	300	1,470

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENTS:
Commercial Paper (0.1%)
HSBC USA, Inc. 0.15%, 1/3/11 (p)	$2,297,000	$2,296,972

Government Securities (1.6%)
U.S. Treasury Bills 0.14%, 5/5/11#(p)	22,008,300	21,997,340

Time Deposit (17.9%)
JPMorgan Chase Nassau 0.000%, 1/3/11	245,491,493	245,491,493

Total Short-Term Investments (19.6%) (Cost $269,785,782)		269,785,805

Total Investments (100.0%) (Cost $1,184,485,270)		1,374,578,817
Other Assets Less Liabilities (0.0%)		328,728

Net Assets (100%)		$1,374,907,545

*	Non-income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $21,997,340.
(p)	Yield to maturity.

Glossary:

ADR	— American Depositary Receipt

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,934	March-11	$243,115,052	$246,465,100	$3,350,048
S&P MidCap 400 E-Mini Index	133	March-11	11,919,666	12,040,490	120,824

					$3,470,872

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$113,818,301	$—	$—	$113,818,301
Consumer Staples	113,297,874	6,592,800	—	119,890,674
Energy	138,050,224	—	—	138,050,224
Financials	256,625,080	—	—	256,625,080
Health Care	143,456,495	2,115,809	—	145,572,304
Industrials	99,488,102	—	—	99,488,102
Information Technology	86,817,690	—	—	86,817,690
Materials	43,808,166	—	—	43,808,166

See Notes to Financial Statements.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Telecommunication Services	$50,023,583	$3,247,112	$—	$53,270,695
Utilities	46,582,219	—	—	46,582,219
Convertible Preferred Stocks
Energy	—	457,987	—	457,987
Utilities	—	410,100	—	410,100
Futures	3,470,872	—	—	3,470,872
Rights
Health Care	1,470	—	—	1,470
Short-Term Investments	—	269,785,805	—	269,785,805

Total Assets	$1,095,440,076	$282,609,613	$—	$1,378,049,689

Total Liabilities	$—	$—	$—	$—

Total	$1,095,440,076	$282,609,613	$—	$1,378,049,689

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,470,872	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,470,872

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	16,917,321	—	—	16,917,321
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$16,917,321	$—	$—	$16,917,321

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,490,469	—	—	3,490,469
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,490,469	$—	$—	$3,490,469

The Portfolio held futures contracts with an average notional balance of approximately $148,886,000 during the year ended December 31, 2010.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks	$426,391,708
Net Proceeds of Sales and Redemptions:
Stocks	$956,271,883

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$174,282,566
Aggregate gross unrealized depreciation	(12,780,305)

Net unrealized appreciation	$161,502,261

Federal income tax cost of investments	$1,213,076,556

For the year ended December 31, 2010, the Portfolio incurred approximately $2,537 as brokerage commissions with Keefe Bruyette & Woods, Inc., $8,078 with Sanford C. Bernstein & Co., Inc. and $6,156 with Williams Capital Group, affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $664,845,894 of which $49,187,463 expires in the year 2016 and $615,658,431 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $116,486,310 during 2010.

See Notes to Financial Statements.

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STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value (Cost $1,184,485,270)	$1,374,578,817
Cash	4,497
Receivable for securities sold	3,437,594
Dividends, interest and other receivables	1,706,978
Receivable from Separate Accounts for Trust shares sold	176,683
Other assets	1,895

Total assets	1,379,906,464

LIABILITIES
Payable for securities purchased	2,289,393
Payable to Separate Accounts for Trust shares redeemed	1,028,922
Investment management fees payable	846,129
Variation margin payable on futures contracts	378,840
Administrative fees payable	188,048
Distribution fees payable - Class B	102,432
Trustees’ fees payable	23,750
Accrued expenses	141,405

Total liabilities	4,998,919

NET ASSETS	$1,374,907,545

Net assets were comprised of:
Paid in capital	$1,877,303,571
Accumulated undistributed net investment income (loss)	1,024,355
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(696,987,456)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	193,567,075

Net assets	$1,374,907,545

Class A
Net asset value, offering and redemption price per share, $885,583,715 / 90,546,929 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

Class B
Net asset value, offering and redemption price per share, $489,323,830 / 50,017,392 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.78

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (net of $29,513 foreign withholding tax)	$28,444,094
Interest	27,229
Securities lending (net)	32,546

Total income	28,503,869

EXPENSES
Investment management fees	10,119,722
Administrative fees	2,196,104
Distribution fees - Class B	1,177,274
Custodian fees	178,300
Printing and mailing expenses	111,569
Professional fees	70,856
Trustees’ fees	21,345
Miscellaneous	37,292

Gross expenses	13,912,462
Less: Fees paid indirectly	(76,421)

Net expenses	13,836,041

NET INVESTMENT INCOME (LOSS)	14,667,828

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	107,155,639
Foreign currency transactions	7,998
Futures	16,917,321

Net realized gain (loss)	124,080,958

Change in unrealized appreciation (depreciation) on:
Securities	37,344,527
Foreign currency translations	2,008
Futures	3,490,469

Net change in unrealized appreciation (depreciation)	40,837,004

NET REALIZED AND UNREALIZED GAIN (LOSS)	164,917,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,585,790

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$14,667,828	$27,397,151
Net realized gain (loss) on investments, futures and foreign currency transactions	124,080,958	(529,407,231)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	40,837,004	732,269,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	179,585,790	230,259,376

DIVIDENDS:
Dividends from net investment income
Class A	(9,665,084)	(19,167,537)
Class B	(4,071,334)	(7,955,602)

TOTAL DIVIDENDS	(13,736,418)	(27,123,139)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,925,878 and 16,822,927 shares, respectively ]	26,423,937	116,248,547
Capital shares issued in reinvestment of dividends [ 1,003,656 and 2,218,818 shares, respectively ]	9,665,084	19,167,537
Capital shares repurchased [ (30,190,858) and (65,946,548) shares, respectively ]	(280,119,181)	(417,607,071)

Total Class A transactions	(244,030,160)	(282,190,987)

Class B
Capital shares sold [ 3,523,865 and 6,967,188 shares, respectively ]	31,489,680	49,964,835
Capital shares issued in reinvestment of dividends [ 422,744 and 920,621 shares, respectively ]	4,071,334	7,955,602
Capital shares repurchased [ (9,545,279) and (13,240,809) shares, respectively ]	(85,667,744)	(96,220,039)

Total Class B transactions	(50,106,730)	(38,299,602)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(294,136,890)	(320,490,589)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(128,287,518)	(117,354,352)
NET ASSETS:
Beginning of year	1,503,195,063	1,620,549,415

End of year (a)	$1,374,907,545	$1,503,195,063

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$1,024,355	$260,657

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010	2009		2008	2007	2006
Net asset value, beginning of year	$8.72	$7.21		$11.79	$12.83	$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.10 (e)	0.15	(e)	0.18 (e)	0.19 (e)	0.14 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.07	1.53		(4.58)	0.29	2.05

Total from investment operations	1.17	1.68		(4.40)	0.48	2.19

Less distributions:
Dividends from net investment income	(0.11)	(0.17)		(0.16)	(0.18)	(0.12)
Distributions from net realized gains	—	—		(0.02)	(1.34)	(0.43)

Total dividends and distributions	(0.11)	(0.17)		(0.18)	(1.52)	(0.55)

Net asset value, end of year	$9.78	$8.72		$7.21	$11.79	$12.83

Total return	13.39%	23.29%		(37.33)%	3.88%	19.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$885,584	$1,018,251		$1,180,738	$1,220,184	$914,471
Ratio of expenses to average net assets:
After fees paid indirectly	0.91%	0.82	%(c)	1.03%	1.01%	1.06%
Before fees paid indirectly	0.91%	0.93%		1.05%	1.07%	1.10%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	1.14%	2.04%		1.82%	1.44%	1.16%
Before fees paid indirectly	1.13%	1.92%		1.79%	1.38%	1.12%
Portfolio turnover rate	35%	77%		60%	77%	63%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class B	2010	2009		2008	2007		2006
Net asset value, beginning of year	$8.72	$7.21		$11.79	$12.83		$11.19

Income (loss) from investment operations:
Net investment income (loss)	0.08 (e)	0.13	(e)	0.15 (e)	0.16	(e)	0.11	(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.06	1.53		(4.57)	0.29		2.05

Total from investment operations	1.14	1.66		(4.42)	0.45		2.16

Less distributions:
Dividends from net investment income	(0.08)	(0.15)		(0.14)	(0.15)		(0.09)
Distributions from net realized gains	—	—		(0.02)	(1.34)		(0.43)

Total dividends and distributions	(0.08)	(0.15)		(0.16)	(1.49)		(0.52)

Net asset value, end of year	$9.78	$8.72		$7.21	$11.79		$12.83

Total return	13.11%	22.97%		(37.49)%	3.61%		19.32%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$489,324	$484,944		$439,812	$718,323		$702,312
Ratio of expenses to average net assets:
After fees paid indirectly	1.16%	1.07	%(c)	1.28%	1.26	%(c)	1.31	%(c)
Before fees paid indirectly	1.16%	1.18%		1.30%	1.32%		1.35%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	0.89%	1.73%		1.53%	1.18%		0.89%
Before fees paid indirectly	0.88%	1.63%		1.51%	1.12%		0.85%
Portfolio turnover rate	35%	77%		60%	77%		63%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AllianceBernstein L.P.

➢	BlackRock Investment Management, LLC**

➢	Franklin Advisers, Inc.

➢	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	27.10%	4.73%	3.46%
Portfolio – Class B Shares	26.98	4.49	3.21
Russell 2500™ Growth Index	28.86	5.63	6.01
* Date of inception 12/31/01 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

**	Effective February 12, 2010, BlackRock Investment Management, LLC replaced SSgA Funds Management, Inc. as a sub-adviser of the Portfolio.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 27.10% for the year ended December 31, 2010. The Portfolio’s benchmark, the Russell 2500™ Growth Index, returned 28.86% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by BlackRock Investment Management, Inc., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Materials, Industrials, Consumer Discretionary, Consumer Staples and Information Technology sectors contributed to the Portfolio’s relative performance.

•	Leading contributors to positive relative performance were primarily in the Information Technology and Consumer Discretionary sectors.

•	Leading contributor Riverbed Technology, the wide area network (WAN) applications and services firm, benefited during the year from better-than-expected financial results.

•	Data warehouse appliances provider Netezza (acquired by IBM) and Skyworks Solutions Inc. (both in the Information Technology sector) were among the leading contributors to relative returns.

•	From the Consumer Discretionary sector, Tempur Pedic International and Netflix Inc, were leading contributors to the Portfolio.

What hurt performance during the year:

•	An underweight position in the Energy sector relative to the benchmark dampened the Portfolio’s performance.

•

Owning Adobe Systems, while the benchmark did not, hindered performance. Shares of this leading digital media software company suffered from weakness in key business segments raising concerns that the firm may be approaching a transition in its business mix and growth rate.

•

Leading detractors from relative performance included Strayer Education, Inc. (Consumer Discretionary sector) along with Vistaprint and Akamai Technologies Inc. (both in the Information Technology sector). Strayer Education, an education services company, along with the sub-sector as a whole, suffered after concerns surfaced about proposed rules that would limit eligibility to financial aid and regulate enrollment practices at for-profit colleges.

•	Not owning benchmark component BorgWarner Inc. (Consumer Discretionary sector) was detrimental to returns.

•

The Portfolio’s use of futures to reduce equity exposure on several highly volatile days in May helped reduce the Portfolio’s risk profile, but detracted from returns when markets rose but volatility remained high.

MULTIMANAGER MID CAP GROWTH PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/10	% of Net Assets
Information Technology	21.1%
Consumer Discretionary	16.6
Industrials	13.9
Health Care	12.3
Financials	4.8
Energy	3.7
Materials	3.6
Consumer Staples	2.3
Telecommunication Services	0.9
Utilities	0.1
Cash and Other	20.7

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,310.60	$5.88
Hypothetical (5% average return before expenses)	1,000.00	1,020.11	5.14
Class B
Actual	1,000.00	1,310.50	7.34
Hypothetical (5% average return before expenses)	1,000.00	1,018.85	6.41

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.01% and 1.26%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (16.6%)
Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.*	7,581	$97,492
Amerigon, Inc.*	3,300	35,904
Autoliv, Inc.	3,668	289,552
BorgWarner, Inc.*	13,751	995,022
Cooper Tire & Rubber Co.	7,600	179,208
Dana Holding Corp.*	16,356	281,487
Dorman Products, Inc.*	1,368	49,576
Drew Industries, Inc.	21,052	478,301
Exide Technologies, Inc.*	1,805	16,985
Federal-Mogul Corp.*	600	12,390
Fuel Systems Solutions, Inc.*	1,700	49,946
Gentex Corp.	67,200	1,986,432
Goodyear Tire & Rubber Co.*	30,939	366,627
Lear Corp.*	1,763	174,026
Standard Motor Products, Inc.	915	12,536
Stoneridge, Inc.*	1,699	26,827
Tenneco, Inc.*	26,746	1,100,865
TRW Automotive Holdings Corp.*	6,714	353,828

		6,507,004

Automobiles (0.1%)
Tesla Motors, Inc.*	1,344	35,791
Thor Industries, Inc.	14,532	493,507
Winnebago Industries, Inc.*	3,546	53,899

		583,197

Distributors (0.6%)
Core-Mark Holding Co., Inc.*	100	3,559
LKQ Corp.*	132,100	3,001,312
Pool Corp.	6,258	141,055
Weyco Group, Inc.	731	17,902

		3,163,828

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	2,286	85,131
Anhanguera Educacional Participacoes S.A.	56,700	1,366,265
Archipelago Learning, Inc.*	1,200	11,772
Bridgepoint Education, Inc.*	2,474	47,006
Cambium Learning Group, Inc.*	1,110	3,818
Capella Education Co.*	2,153	143,347
Career Education Corp.*	8,287	171,790
Coinstar, Inc.*	20,306	1,146,071
Corinthian Colleges, Inc.*	10,869	56,627
CPI Corp.	732	16,507
DeVry, Inc.	8,080	387,678
Education Management Corp.*	3,010	54,481
Grand Canyon Education, Inc.*	3,914	76,675
Hillenbrand, Inc.	7,866	163,691
ITT Educational Services, Inc.*	4,362	277,816
K12, Inc.*	3,200	91,712
Learning Tree International, Inc.	1,000	9,560
Lincoln Educational Services Corp.	2,023	31,377

	Number of Shares	Value (Note 1)

Matthews International Corp., Class A	3,700	$129,426
Pre-Paid Legal Services, Inc.*	875	52,719
Princeton Review, Inc.*	2,300	2,714
Sotheby’s, Inc.	8,537	384,165
Steiner Leisure Ltd.*	1,882	87,889
Strayer Education, Inc.	6,275	955,180
Universal Technical Institute, Inc.	2,800	61,656
Weight Watchers International, Inc.	4,197	157,346
Xueda Education Group (ADR)*	74,700	841,869

		6,814,288

Hotels, Restaurants & Leisure (2.5%)
Accor S.A.	29,224	1,300,433
AFC Enterprises, Inc.*	2,319	32,234
Ambassadors Group, Inc.	2,536	29,164
Ameristar Casinos, Inc.	3,100	48,453
Bally Technologies, Inc.*	6,977	294,360
BJ’s Restaurants, Inc.*	2,820	99,913
Brinker International, Inc.	10,091	210,700
Buffalo Wild Wings, Inc.*	21,029	922,122
California Pizza Kitchen, Inc.*	2,554	44,133
Caribou Coffee Co., Inc.*	1,090	10,987
Carrols Restaurant Group, Inc.*	1,200	8,904
CEC Entertainment, Inc.*	2,788	108,258
Cheesecake Factory, Inc.*	33,855	1,037,994
Chipotle Mexican Grill, Inc.*	7,275	1,547,101
Choice Hotels International, Inc.	329	12,591
Churchill Downs, Inc.	242	10,503
Cracker Barrel Old Country Store, Inc.	2,814	154,123
Denny’s Corp.*	14,200	50,836
DineEquity, Inc.*	2,301	113,623
Domino’s Pizza UK & IRL plc	25,389	218,306
Domino’s Pizza, Inc.*	1,555	24,802
Einstein Noah Restaurant Group, Inc.*	600	8,430
Empire Resorts, Inc.*	2,891	2,978
Gaylord Entertainment Co.*	28,750	1,033,275
International Speedway Corp., Class A	660	17,272
Interval Leisure Group, Inc.*	5,400	87,156
Isle of Capri Casinos, Inc.*	266	2,718
Jack in the Box, Inc.*	6,457	136,436
Jamba, Inc.*	6,918	15,704
Krispy Kreme Doughnuts, Inc.*	9,200	64,216
Life Time Fitness, Inc.*	4,679	191,792
McCormick & Schmick’s Seafood Restaurants, Inc.*	643	5,845
Monarch Casino & Resort, Inc.*	351	4,387
Morgans Hotel Group Co.*	1,452	13,170
Multimedia Games, Inc.*	100	558
Orient-Express Hotels Ltd., Class A*	84,610	1,099,084
P.F. Chang’s China Bistro, Inc.	2,889	140,001
Panera Bread Co., Class A*	16,672	1,687,373
Papa John’s International, Inc.*	2,101	58,198
Peet’s Coffee & Tea, Inc.*	28,509	1,189,966

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Pinnacle Entertainment, Inc.*	681	$9,548
Ruth’s Hospitality Group, Inc.*	4,100	18,983
Scientific Games Corp., Class A*	4,336	43,186
Shuffle Master, Inc.*	82,242	941,671
Sonic Corp.*	7,800	78,936
Texas Roadhouse, Inc.*	7,071	121,409
Wendy’s/Arby’s Group, Inc., Class A	15,900	73,458
WMS Industries, Inc.*	7,338	331,971

		13,657,261

Household Durables (1.6%)
Blyth, Inc.	244	8,413
Ethan Allen Interiors, Inc.	717	14,347
Harman International Industries, Inc.*	4,271	197,747
iRobot Corp.*	2,660	66,181
Jarden Corp.	44,170	1,363,528
La-Z-Boy, Inc.*	655	5,908
Leggett & Platt, Inc.	11,357	258,485
Mohawk Industries, Inc.*	715	40,583
MRV Engenharia e Participacoes S.A.	133,580	1,256,135
NVR, Inc.*	738	509,973
PDG Realty S.A. Empreendimentos e Participacoes	172,700	1,057,007
Sealy Corp.*	1,700	4,964
Tempur-Pedic International, Inc.*	94,424	3,782,626
Tupperware Brands Corp.	8,027	382,647
Universal Electronics, Inc.*	811	23,008

		8,971,552

Internet & Catalog Retail (0.7%)
Blue Nile, Inc.*	19,497	1,112,499
Drugstore.Com, Inc.*	13,800	30,498
Gaiam, Inc., Class A	76,668	590,344
HSN, Inc.*	5,100	156,264
Netflix, Inc.*	1,570	275,849
Nutrisystem, Inc.	3,394	71,376
Orbitz Worldwide, Inc.*	2,458	13,740
Overstock.com, Inc.*	1,951	32,152
PetMed Express, Inc.	3,114	55,460
priceline.com, Inc.*	3,960	1,582,218
Shutterfly, Inc.*	3,393	118,857
U.S. Auto Parts Network, Inc.*	1,549	13,012
Vitacost.com, Inc.*†(b)	1,632	8,837

		4,061,106

Leisure Equipment & Products (0.4%)
Brunswick Corp.	82,583	1,547,605
Eastman Kodak Co.*	33,940	181,918
Leapfrog Enterprises, Inc.*	3,483	19,331
Polaris Industries, Inc.	3,991	311,378
Smith & Wesson Holding Corp.*	7,789	29,131
Sturm Ruger & Co., Inc.	2,700	41,283
Summer Infant, Inc.*	965	7,315

		2,137,961

	Number of Shares	Value (Note 1)

Media (1.3%)
Arbitron, Inc.	3,300	$137,016
Ballantyne Strong, Inc.*	1,461	11,352
Belo Corp., Class A*	11,522	81,576
Carmike Cinemas, Inc.*	890	6,871
CKX, Inc.*	1,526	6,150
Crown Media Holdings, Inc., Class A*	1,200	3,144
DreamWorks Animation SKG, Inc., Class A*	41,306	1,217,288
Entercom Communications Corp., Class A*	2,468	28,579
Entravision Communications Corp., Class A*	6,157	15,824
Global Sources Ltd.*	2,323	22,115
Harte-Hanks, Inc.	4,894	62,496
Interpublic Group of Cos., Inc.*	61,814	656,465
John Wiley & Sons, Inc., Class A	5,327	240,993
Knology, Inc.*	3,572	55,830
Lamar Advertising Co., Class A*	27,244	1,085,401
Lee Enterprises, Inc.*	5,576	13,717
Lions Gate Entertainment Corp.*	103,912	676,467
LodgeNet Interactive Corp.*	1,483	6,303
Madison Square Garden, Inc., Class A*	2,454	63,264
Martha Stewart Living Omnimedia, Inc., Class A*	3,282	14,506
McClatchy Co., Class A*	7,552	35,268
Media General, Inc., Class A*	529	3,058
Meredith Corp.	1,934	67,013
Morningstar, Inc.	2,805	148,889
National CineMedia, Inc.	59,729	1,189,204
Playboy Enterprises, Inc., Class B*	2,677	13,974
PRIMEDIA, Inc.	100	420
Regal Entertainment Group, Class A	2,626	30,829
Rentrak Corp.*	1,500	45,240
Sirius XM Radio, Inc.*	490,861	805,012
SuperMedia, Inc.*	1,427	12,429
Valassis Communications, Inc.*	6,368	206,005
Value Line, Inc.	118	1,705
Warner Music Group Corp.*	1,152	6,486
Westwood One, Inc.*	435	3,972
World Wrestling Entertainment, Inc., Class A	2,644	37,651

		7,012,512

Multiline Retail (0.5%)
99 Cents Only Stores*	4,900	78,106
Big Lots, Inc.*	43,544	1,326,350
Bon-Ton Stores, Inc.*	493	6,241
Dollar Tree, Inc.*	18,430	1,033,555
Retail Ventures, Inc.*	2,731	44,515

		2,488,767

Specialty Retail (3.8%)
Aaron’s, Inc.	5,182	105,661
Abercrombie & Fitch Co., Class A	8,512	490,547

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Advance Auto Parts, Inc.	17,125	$1,132,819
Aeropostale, Inc.*	11,816	291,146
American Eagle Outfitters, Inc.	6,599	96,543
America’s Car-Mart, Inc.*	733	19,850
AnnTaylor Stores Corp.*	7,427	203,426
Asbury Automotive Group, Inc.*	3,361	62,111
AutoNation, Inc.*	3,120	87,984
bebe stores, Inc.	1,077	6,419
Big 5 Sporting Goods Corp.	2,831	43,229
Brown Shoe Co., Inc.	3,746	52,182
Buckle, Inc.	3,098	117,011
CarMax, Inc.*	60,083	1,915,446
Casual Male Retail Group, Inc.*	3,834	18,173
Cato Corp., Class A	3,614	99,060
Chico’s FAS, Inc.	22,280	268,028
Children’s Place Retail Stores, Inc.*	3,134	155,572
Christopher & Banks Corp.	2,376	14,612
Citi Trends, Inc.*	16,655	408,880
Coldwater Creek, Inc.*	6,500	20,605
Collective Brands, Inc.*	5,541	116,915
Destination Maternity Corp.*	800	30,344
Dick’s Sporting Goods, Inc.*	84,951	3,185,663
Dress Barn, Inc.*	7,050	186,261
DSW, Inc., Class A*	1,817	71,045
Express, Inc.	1,678	31,546
Finish Line, Inc., Class A	2,132	36,649
Group 1 Automotive, Inc.	476	19,878
Guess?, Inc.	22,676	1,073,028
hhgregg, Inc.*	1,702	35,657
Hibbett Sports, Inc.*	3,719	137,231
HOT Topic, Inc.	2,794	17,518
J. Crew Group, Inc.*	6,963	300,384
Jo-Ann Stores, Inc.*	3,457	208,181
Jos. A. Bank Clothiers, Inc.*	3,522	142,007
Kirkland’s, Inc.*	2,197	30,824
Lumber Liquidators Holdings, Inc.*	2,854	71,093
Midas, Inc.*	2,300	18,653
Monro Muffler Brake, Inc.	3,783	130,854
Office Depot, Inc.*	4,287	23,150
OfficeMax, Inc.*	4,078	72,181
Penske Automotive Group, Inc.*	2,106	36,687
PetSmart, Inc.	15,034	598,654
Pier 1 Imports, Inc.*	13,207	138,674
Ross Stores, Inc.	26,200	1,657,150
Rue21, Inc.*	1,830	53,637
Sally Beauty Holdings, Inc.*	10,789	156,764
Select Comfort Corp.*	5,865	53,547
Sonic Automotive, Inc., Class A	600	7,944
Stein Mart, Inc.	1,801	16,659
Systemax, Inc.*	1,218	17,174
Talbots, Inc.*	7,743	65,970
Tractor Supply Co.	43,130	2,091,374
Ulta Salon Cosmetics & Fragrance, Inc.*	50,877	1,729,818
Vitamin Shoppe, Inc.*	19,405	652,784
Wet Seal, Inc., Class A*	10,593	39,194

	Number of Shares	Value (Note 1)

Williams-Sonoma, Inc.	47,216	$1,685,139
Zumiez, Inc.*	2,800	75,236

		20,624,771

Textiles, Apparel & Luxury Goods (2.6%)
American Apparel, Inc.*	2,054	3,410
Carter’s, Inc.*	7,504	221,443
Cherokee, Inc.	895	16,835
Coach, Inc.	33,810	1,870,031
Columbia Sportswear Co.	21,100	1,272,330
Crocs, Inc.*	73,938	1,265,819
Culp, Inc.*	992	10,277
Deckers Outdoor Corp.*	4,977	396,866
Fossil, Inc.*	6,727	474,119
G-III Apparel Group Ltd.*	2,089	73,428
Hanesbrands, Inc.*	69,874	1,774,800
Iconix Brand Group, Inc.*	36,900	712,539
Joe’s Jeans, Inc.*	4,722	7,366
K-Swiss, Inc., Class A*	1,966	24,516
LaCrosse Footwear, Inc.	329	5,396
Liz Claiborne, Inc.*	11,761	84,209
Maidenform Brands, Inc.*	2,926	69,551
Oxford Industries, Inc.	1,897	48,582
Pandora A/S*	21,303	1,283,210
Phillips-Van Heusen Corp.	7,137	449,702
R.G. Barry Corp.	467	5,193
Skechers U.S.A., Inc., Class A*	4,371	87,420
Steven Madden Ltd.*	3,152	131,501
Timberland Co., Class A*	3,676	90,393
True Religion Apparel, Inc.*	3,271	72,813
Under Armour, Inc., Class A*	35,473	1,945,339
Vera Bradley, Inc.*	14,596	481,668
Volcom, Inc.	2,545	48,024
Warnaco Group, Inc.*	5,700	313,899
Wolverine World Wide, Inc.	29,100	927,708

		14,168,387

Total Consumer Discretionary		90,190,634

Consumer Staples (2.3%)
Beverages (0.2%)
Boston Beer Co., Inc., Class A*	1,144	108,783
Coca-Cola Bottling Co. Consolidated	565	31,403
Hansen Natural Corp.*	16,969	887,139
Heckmann Corp.*	11,210	56,386
National Beverage Corp.	1,300	17,082

		1,100,793

Food & Staples Retailing (0.6%)
Arden Group, Inc., Class A	133	10,973
BJ’s Wholesale Club, Inc.*	607	29,075
Casey’s General Stores, Inc.	13,827	587,786
Fresh Market, Inc.*	25,300	1,042,360
Pricesmart, Inc.	2,075	78,912
Ruddick Corp.	2,898	106,762
United Natural Foods, Inc.*	5,500	201,740
Village Super Market, Inc., Class A	500	16,500
Whole Foods Market, Inc.*	22,600	1,143,334

		3,217,442

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Food Products (1.2%)
Alico, Inc.	257	$6,127
B&G Foods, Inc.	3,179	43,648
Calavo Growers, Inc.	1,440	33,192
Cal-Maine Foods, Inc.	1,600	50,528
Darling International, Inc.*	8,071	107,183
Diamond Foods, Inc.	2,708	144,011
Farmer Bros Co.	248	4,414
Flowers Foods, Inc.	3,696	99,459
Green Mountain Coffee Roasters, Inc.*	119,457	3,925,357
Hain Celestial Group, Inc.*	21,900	592,614
J&J Snack Foods Corp.	1,700	82,008
Lancaster Colony Corp.	2,393	136,880
Lifeway Foods, Inc.*	716	6,838
Limoneira Co.	1,018	29,217
Pilgrim’s Pride Corp.*	1,800	12,762
Sanderson Farms, Inc.	2,589	101,359
Smart Balance, Inc.*	4,445	19,247
Snyders-Lance, Inc.	3,300	77,352
Tootsie Roll Industries, Inc.	2,714	78,625
TreeHouse Foods, Inc.*	21,100	1,077,999

		6,628,820

Household Products (0.1%)
Church & Dwight Co., Inc.	9,015	622,215
WD-40 Co.	1,969	79,312

		701,527

Personal Products (0.2%)
Alberto-Culver Co.	2,621	97,082
Female Health Co.	2,500	14,225
Herbalife Ltd.	7,602	519,749
Inter Parfums, Inc.	1,736	32,723
Medifast, Inc.*	1,734	50,078
Nature’s Sunshine Products, Inc.*	539	4,840
Nu Skin Enterprises, Inc., Class A	6,500	196,690
Revlon, Inc., Class A*	858	8,443
Synutra International, Inc.*	2,373	31,917
USANA Health Sciences, Inc.*	700	30,415

		986,162

Tobacco (0.0%)
Star Scientific, Inc.*	14,200	27,690
Vector Group Ltd.	3,682	63,772

		91,462

Total Consumer Staples		12,726,206

Energy (3.7%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	1,516	56,653
CARBO Ceramics, Inc.	2,448	253,466
Complete Production Services, Inc.*	31,970	944,714
Core Laboratories N.V.	5,640	502,242
Dresser-Rand Group, Inc.*	9,521	405,499
Dril-Quip, Inc.*	19,986	1,553,312
Ensco plc (ADR)	22,900	1,222,402
Exterran Holdings, Inc.*	1,016	24,333

	Number of Shares	Value (Note 1)

ION Geophysical Corp.*	16,044	$136,053
Key Energy Services, Inc.*	32,063	416,178
Lufkin Industries, Inc.	3,884	242,323
Matrix Service Co.*	600	7,308
Oceaneering International, Inc.*	10,400	765,752
Oil States International, Inc.*	6,071	389,090
OYO Geospace Corp.*	397	39,347
Rowan Cos., Inc.*	1,903	66,434
RPC, Inc.	5,785	104,824
Superior Energy Services, Inc.*	34,724	1,214,993
TETRA Technologies, Inc.*	1,513	17,959

		8,362,882

Oil, Gas & Consumable Fuels (2.2%)
Alpha Natural Resources, Inc.*	2,117	127,083
Apco Oil and Gas International, Inc.	1,400	80,500
Arch Coal, Inc.	14,511	508,756
Atlas Energy, Inc.*	7,233	318,035
Bill Barrett Corp.*	20,900	859,617
BPZ Resources, Inc.*	3,474	16,536
Brigham Exploration Co.*	14,988	408,273
Cabot Oil & Gas Corp.	23,300	881,905
Callon Petroleum Co.*	3,340	19,773
CAMAC Energy, Inc.*	5,687	11,317
Carrizo Oil & Gas, Inc.*	4,067	140,271
Cheniere Energy, Inc.*	3,700	20,424
Clayton Williams Energy, Inc.*	601	50,466
Clean Energy Fuels Corp.*	5,041	69,767
Cloud Peak Energy, Inc.*	1,200	27,876
Comstock Resources, Inc.*	28,300	695,048
Concho Resources, Inc.*	12,897	1,130,680
Consol Energy, Inc.	32,700	1,593,798
Contango Oil & Gas Co.*	1,094	63,375
Endeavour International Corp.*	2,985	41,193
Energy XXI Bermuda Ltd.*	8,665	239,761
Evolution Petroleum Corp.*	1,253	8,170
EXCO Resources, Inc.	18,602	361,251
Forest Oil Corp.*	9,134	346,818
Frontline Ltd.	5,359	135,958
FX Energy, Inc.*	7,100	43,665
Golar LNG Ltd.	950	14,259
Gulfport Energy Corp.*	3,543	76,706
Holly Corp.	3,909	159,370
Houston American Energy Corp.	2,251	40,721
Isramco, Inc.*	200	16,860
James River Coal Co.*	2,907	73,634
Karoon Gas Australia Ltd.*	47,929	360,310
Kodiak Oil & Gas Corp.*	21,136	139,498
L&L Energy, Inc.*	1,662	17,950
Magnum Hunter Resources Corp.*	6,002	43,214
McMoRan Exploration Co.*	10,400	178,256
Northern Oil and Gas, Inc.*	6,765	184,076
Oasis Petroleum, Inc.*	3,013	81,713
Panhandle Oil and Gas, Inc., Class A	1,021	27,996
PetroQuest Energy, Inc.*	1,117	8,411
Quicksilver Resources, Inc.*	1,175	17,319
RAM Energy Resources, Inc.*	5,346	9,837
Rentech, Inc.*	25,405	30,994
Rex Energy Corp.*	968	13,213

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Rosetta Resources, Inc.*	4,082	$153,646
SandRidge Energy, Inc.*	26,177	191,616
Scorpio Tankers, Inc.*	582	5,884
SM Energy Co.	21,136	1,245,544
Syntroleum Corp.*	10,600	19,610
TransAtlantic Petroleum Ltd.*	18,600	61,938
Uranium Energy Corp.*	8,800	53,152
VAALCO Energy, Inc.*	100	716
Venoco, Inc.*	692	12,767
W&T Offshore, Inc.	714	12,759
Warren Resources, Inc.*	3,600	16,272
Whiting Petroleum Corp.*	388	45,470
World Fuel Services Corp.	4,369	157,983

		11,672,010

Total Energy		20,034,892

Financials (4.8%)
Capital Markets (2.7%)
Affiliated Managers Group, Inc.*	22,558	2,238,205
Ameriprise Financial, Inc.	18,660	1,073,883
Artio Global Investors, Inc.	3,137	46,271
BGC Partners, Inc., Class A	6,982	58,021
Cohen & Steers, Inc.	1,682	43,900
Diamond Hill Investment Group, Inc.	300	21,702
Duff & Phelps Corp., Class A	3,267	55,082
Eaton Vance Corp.	14,900	450,427
Epoch Holding Corp.	1,900	29,507
Evercore Partners, Inc., Class A	20,064	682,176
Federated Investors, Inc., Class B	7,571	198,133
Financial Engines, Inc.*	1,077	21,357
GAMCO Investors, Inc., Class A	529	25,397
GFI Group, Inc.	5,520	25,889
Gleacher & Co., Inc.*	6,332	15,007
Greenhill & Co., Inc.	13,741	1,122,365
HFF, Inc., Class A*	882	8,520
Internet Capital Group, Inc.*	909	12,926
Invesco Ltd.	68,030	1,636,802
Janus Capital Group, Inc.	80,321	1,041,763
JMP Group, Inc.	300	2,289
KBW, Inc.	22,909	639,619
Ladenburg Thalmann Financial Services, Inc.*	10,014	11,716
Lazard Ltd., Class A	32,421	1,280,305
optionsXpress Holdings, Inc.	5,200	81,484
Pzena Investment Management, Inc., Class A	949	6,975
Rodman & Renshaw Capital Group, Inc.*	1,603	4,296
Safeguard Scientifics, Inc.*	618	10,556
SEI Investments Co.	71,400	1,698,606
Stifel Financial Corp.*	30,057	1,864,736
TradeStation Group, Inc.*	1,303	8,795
Virtus Investment Partners, Inc.*	327	14,836
Waddell & Reed Financial, Inc., Class A	11,000	388,190
Westwood Holdings Group, Inc.	723	28,891

		14,848,627

	Number of Shares	Value (Note 1)

Commercial Banks (0.5%)
Arrow Financial Corp.	183	$5,034
Bank of Hawaii Corp.	1,948	91,965
Bank of the Ozarks, Inc.	211	9,147
Bridge Bancorp, Inc.	321	7,913
First Financial Bankshares, Inc.	1,191	60,955
IBERIABANK Corp.	9,561	565,342
Investors Bancorp, Inc.*	709	9,302
MB Financial, Inc.	41,500	718,780
Signature Bank/New York*	23,318	1,165,900
Suffolk Bancorp	434	10,711
SY Bancorp, Inc.	300	7,365
Westamerica Bancorp	1,657	91,914

		2,744,328

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	1,970	11,111
Cash America International, Inc.	887	32,757
CompuCredit Holdings Corp.*	300	2,094
Credit Acceptance Corp.*	649	40,738
Dollar Financial Corp.*	3,198	91,559
EZCORP, Inc., Class A*	5,700	154,641
First Cash Financial Services, Inc.*	3,837	118,909
Green Dot Corp., Class A*	487	27,632
Nelnet, Inc., Class A	500	11,845
Netspend Holdings, Inc.*	62,627	802,878
World Acceptance Corp.*	868	45,830

		1,339,994

Diversified Financial Services (0.2%)
Encore Capital Group, Inc.*	972	22,793
Life Partners Holdings, Inc.	1,014	19,398
MarketAxess Holdings, Inc.	3,800	79,078
MSCI, Inc., Class A*	13,943	543,219
NewStar Financial, Inc.*	400	4,228
Portfolio Recovery Associates, Inc.*	2,173	163,410

		832,126

Insurance (0.2%)
Arch Capital Group Ltd.*	361	31,786
Arthur J. Gallagher & Co.	3,575	103,961
Axis Capital Holdings Ltd.	4,300	154,284
Brown & Brown, Inc.	7,830	187,450
CNO Financial Group, Inc.*	1,653	11,207
Crawford & Co., Class B*	2,000	6,800
eHealth, Inc.*	3,101	44,003
Endurance Specialty Holdings Ltd.	891	41,049
Erie Indemnity Co., Class A	2,600	170,222
Tower Group, Inc.	2,571	65,766
Validus Holdings Ltd.	1,297	39,701

		856,229

Real Estate Investment Trusts (REITs) (0.6%)
Acadia Realty Trust (REIT)	1,101	20,082
Alexander’s, Inc. (REIT)	186	76,684
AMB Property Corp. (REIT)	1,976	62,659

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Apartment Investment & Management Co. (REIT), Class A	7,276	$188,012
Associated Estates Realty Corp. (REIT)	2,257	34,509
Chatham Lodging Trust (REIT)	19,300	332,925
Digital Realty Trust, Inc. (REIT)	10,396	535,810
DuPont Fabros Technology, Inc. (REIT)	2,081	44,263
EastGroup Properties, Inc. (REIT)	1,725	73,002
Equity Lifestyle Properties, Inc. (REIT)	2,260	126,402
Essex Property Trust, Inc. (REIT)	1,479	168,931
Federal Realty Investment Trust (REIT)	4,635	361,206
FelCor Lodging Trust, Inc. (REIT)*	45,048	317,138
Getty Realty Corp. (REIT)	1,180	36,910
Home Properties, Inc. (REIT)	1,637	90,837
LTC Properties, Inc. (REIT)	582	16,343
Mid-America Apartment Communities, Inc. (REIT)	2,550	161,899
National Health Investors, Inc. (REIT)	1,489	67,035
Omega Healthcare Investors, Inc. (REIT)	2,236	50,176
Potlatch Corp. (REIT)	2,701	87,917
PS Business Parks, Inc. (REIT)	600	33,432
Rayonier, Inc. (REIT)	3,131	164,440
Saul Centers, Inc. (REIT)	580	27,463
Strategic Hotels & Resorts, Inc. (REIT)*	4,241	22,435
Tanger Factory Outlet Centers (REIT)	3,015	154,338
UDR, Inc. (REIT)	621	14,606
Universal Health Realty Income Trust (REIT)	671	24,512
Washington Real Estate Investment Trust (REIT)	2,033	63,003

		3,356,969

Real Estate Management & Development (0.3%)
CB Richard Ellis Group, Inc., Class A*	36,035	737,997
Jones Lang LaSalle, Inc.	5,310	445,615
Kennedy-Wilson Holdings, Inc.*	1,650	16,484
St. Joe Co.*	10,540	230,299
Tejon Ranch Co.*	591	16,282

		1,446,677

Thrifts & Mortgage Finance (0.1%)
Capitol Federal Financial, Inc.	595	7,091
Northwest Bancshares, Inc.	56,000	658,560
Oritani Financial Corp.	1,800	22,032
TrustCo Bank Corp. NY	1,650	10,461
ViewPoint Financial Group	1,131	13,221

		711,365

Total Financials		26,136,315

	Number of Shares	Value (Note 1)

Health Care (12.3%)
Biotechnology (2.3%)
Acorda Therapeutics, Inc.*	4,928	$134,337
Affymax, Inc.*	1,996	13,273
Alexion Pharmaceuticals, Inc.*	20,941	1,686,798
Alkermes, Inc.*	3,554	43,643
Allos Therapeutics, Inc.*	9,576	44,145
Alnylam Pharmaceuticals, Inc.*	4,400	43,384
AMAG Pharmaceuticals, Inc.*	2,603	47,114
Amylin Pharmaceuticals, Inc.*	31,412	462,071
Arena Pharmaceuticals, Inc.*	12,100	20,812
ARIAD Pharmaceuticals, Inc.*	13,300	67,830
ArQule, Inc.*	48,104	282,370
Array BioPharma, Inc.*	8,000	23,920
AspenBio Pharma, Inc.*	4,238	2,557
AVI BioPharma, Inc.*	16,100	34,132
BioCryst Pharmaceuticals, Inc.*	3,595	18,586
BioMarin Pharmaceutical, Inc.*	12,852	346,104
BioSante Pharmaceuticals, Inc.*	5,985	9,815
Biospecifics Technologies Corp.*	533	13,645
Biotime, Inc.*	2,443	20,350
Celera Corp.*	1,442	9,085
Celldex Therapeutics, Inc.*	3,900	16,068
Cepheid, Inc.*	7,400	168,350
Chelsea Therapeutics International Ltd.*	5,500	41,250
Clinical Data, Inc.*	1,493	23,754
Codexis, Inc.*	616	6,530
Cubist Pharmaceuticals, Inc.*	7,300	156,220
Curis, Inc.*	11,300	22,374
Cytokinetics, Inc.*	7,400	15,466
Cytori Therapeutics, Inc.*	4,854	25,192
CytRx Corp.*	10,855	10,964
Dendreon Corp.*	6,100	213,012
Dyax Corp.*	13,400	28,676
Dynavax Technologies Corp.*	7,865	25,168
Emergent Biosolutions, Inc.*	2,152	50,486
Enzon Pharmaceuticals, Inc.*	4,192	51,017
Exact Sciences Corp.*	3,792	22,676
Exelixis, Inc.*	8,261	67,823
Genomic Health, Inc.*	1,556	33,283
Geron Corp.*	11,607	60,008
Halozyme Therapeutics, Inc.*	9,087	71,969
Human Genome Sciences, Inc.*	45,271	1,081,524
Idenix Pharmaceuticals, Inc.*	5,400	27,216
Immunogen, Inc.*	8,452	78,266
Immunomedics, Inc.*	10,100	36,158
Incyte Corp.*	25,860	428,242
Infinity Pharmaceuticals, Inc.*	700	4,151
Inhibitex, Inc.*	5,763	14,984
Inovio Pharmaceuticals, Inc.*	4,795	5,514
InterMune, Inc.*	13,300	484,120
Ironwood Pharmaceuticals, Inc.*	24,929	258,015
Isis Pharmaceuticals, Inc.*	11,900	120,428
Keryx Biopharmaceuticals, Inc.*	6,256	28,653
Lexicon Pharmaceuticals, Inc.*	8,200	11,808
Ligand Pharmaceuticals, Inc., Class B*	2,950	26,314
MannKind Corp.*	7,884	63,545
Maxygen, Inc.	733	2,881

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Medivation, Inc.*	4,095	$62,121
Metabolix, Inc.*	3,300	40,161
Micromet, Inc.*	10,107	82,069
Momenta Pharmaceuticals, Inc.*	5,173	77,440
Myriad Genetics, Inc.*	12,191	278,442
Nabi Biopharmaceuticals*	5,342	30,930
Nanosphere, Inc.*	1,600	6,976
Neuralstem, Inc.*	4,425	9,381
Neurocrine Biosciences, Inc.*	6,641	50,737
NeurogesX, Inc.*	1,500	9,540
Novavax, Inc.*	11,400	27,702
NPS Pharmaceuticals, Inc.*	7,726	61,035
Nymox Pharmaceutical Corp.*	1,250	8,800
Omeros Corp.*	2,126	17,518
Onyx Pharmaceuticals, Inc.*	20,900	770,583
Opko Health, Inc.*	8,200	30,094
Orexigen Therapeutics, Inc.*	2,800	22,624
Osiris Therapeutics, Inc.*	1,972	15,362
PDL BioPharma, Inc.	14,900	92,827
Peregrine Pharmaceuticals, Inc.*	5,025	11,558
Pharmacyclics, Inc.*	4,576	27,822
Pharmasset, Inc.*	7,021	304,782
Progenics Pharmaceuticals, Inc.*	3,200	17,472
Regeneron Pharmaceuticals, Inc.*	23,400	768,222
Rigel Pharmaceuticals, Inc.*	6,699	50,443
Sangamo BioSciences, Inc.*	6,700	44,488
Savient Pharmaceuticals, Inc.*	33,393	371,998
Sciclone Pharmaceuticals, Inc.*	6,000	25,080
Seattle Genetics, Inc.*	10,500	156,975
SIGA Technologies, Inc.*	3,952	55,328
Spectrum Pharmaceuticals, Inc.*	6,138	42,168
StemCells, Inc.*	19,800	21,384
Synta Pharmaceuticals Corp.*	2,700	16,524
Talecris Biotherapeutics Holdings Corp.*	6,400	149,120
Targacept, Inc.*	3,012	79,818
Theravance, Inc.*	7,942	199,106
Transcept Pharmaceuticals, Inc.*	28,500	210,900
United Therapeutics Corp.*	19,602	1,239,238
Vanda Pharmaceuticals, Inc.*	3,745	35,428
Vical, Inc.*	7,600	15,352
Zalicus, Inc.*	6,004	9,486
ZIOPHARM Oncology, Inc.*	5,560	25,910

		12,679,020

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	2,863	76,872
ABIOMED, Inc.*	4,074	39,151
Accuray, Inc.*	6,000	40,500
Alere, Inc.*	3,092	113,167
Align Technology, Inc.*	25,470	497,684
Alimera Sciences, Inc.*	519	5,387
Alphatec Holdings, Inc.*	6,000	16,200
American Medical Systems Holdings, Inc.*	62,900	1,186,294
Analogic Corp.	1,164	57,630
Antares Pharma, Inc.*	6,450	10,965
ArthroCare Corp.*	3,405	105,759
Atrion Corp.	177	31,764

	Number of Shares	Value (Note 1)

Cerus Corp.*	4,324	$10,637
Conceptus, Inc.*	4,009	55,324
Cooper Cos., Inc.	771	43,438
CryoLife, Inc.*	880	4,770
Cyberonics, Inc.*	3,513	108,973
Delcath Systems, Inc.*	4,723	46,285
DexCom, Inc.*	93,263	1,273,040
Edwards Lifesciences Corp.*	21,700	1,754,228
Endologix, Inc.*	7,500	53,625
Exactech, Inc.*	855	16,091
Gen-Probe, Inc.*	21,200	1,237,020
Haemonetics Corp.*	3,145	198,701
Hansen Medical, Inc.*	4,700	6,909
HeartWare International, Inc.*	19,129	1,675,126
Hill-Rom Holdings, Inc.	6,722	264,645
Hologic, Inc.*	71,430	1,344,313
ICU Medical, Inc.*	352	12,848
IDEXX Laboratories, Inc.*	7,303	505,514
Immucor, Inc.*	8,700	172,521
Insulet Corp.*	5,000	77,500
Integra LifeSciences Holdings Corp.*	2,637	124,730
Invacare Corp.	371	11,189
IRIS International, Inc.*	2,136	21,851
Kensey Nash Corp.*	758	21,095
Kinetic Concepts, Inc.*	752	31,494
MAKO Surgical Corp.*	3,172	48,278
Masimo Corp.	19,125	555,964
MELA Sciences, Inc.*	2,999	10,047
Meridian Bioscience, Inc.	5,000	115,800
Merit Medical Systems, Inc.*	3,300	52,239
Natus Medical, Inc.*	3,539	50,183
Neogen Corp.*	2,798	114,802
NuVasive, Inc.*	5,000	128,250
NxStage Medical, Inc.*	20,203	502,651
OraSure Technologies, Inc.*	6,400	36,800
Orthofix International N.V.*	2,255	65,395
Orthovita, Inc.*	10,300	20,703
Palomar Medical Technologies, Inc.*	1,434	20,377
Quidel Corp.*	3,008	43,466
ResMed, Inc.*	39,762	1,377,356
Rochester Medical Corp.*	1,500	16,380
RTI Biologics, Inc.*	2,500	6,675
Sirona Dental Systems, Inc.*	18,889	789,182
SonoSite, Inc.*	1,880	59,408
Spectranetics Corp.*	5,000	25,800
STAAR Surgical Co.*	3,922	23,924
Stereotaxis, Inc.*	4,018	15,389
STERIS Corp.	7,146	260,543
SurModics, Inc.*	1,250	14,837
Synovis Life Technologies, Inc.*	1,480	23,843
Teleflex, Inc.	837	45,039
Thoratec Corp.*	25,151	712,276
TomoTherapy, Inc.*	3,800	13,718
Unilife Corp.*	5,499	29,145
Vascular Solutions, Inc.*	2,208	25,878
Volcano Corp.*	35,609	972,482
West Pharmaceutical Services, Inc.	4,200	173,040
Wright Medical Group, Inc.*	3,124	48,516

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Young Innovations, Inc.	343	$10,979
Zoll Medical Corp.*	2,707	100,782

		17,763,387

Health Care Providers & Services (2.4%)
Air Methods Corp.*	1,446	81,366
Alliance HealthCare Services, Inc.*	4,200	17,808
Allied Healthcare International, Inc.*	100	251
Almost Family, Inc.*	1,041	39,995
Amedisys, Inc.*	3,598	120,533
America Service Group, Inc.	1,200	18,168
American Dental Partners, Inc.*	442	5,971
AMERIGROUP Corp.*	871	38,254
AMN Healthcare Services, Inc.*	2,505	15,381
Bio-Reference Labs, Inc.*	3,115	69,091
BioScrip, Inc.*	4,199	21,961
Brookdale Senior Living, Inc.*	1,162	24,878
Cardinal Health, Inc.	32,400	1,241,244
CardioNet, Inc.*	822	3,847
Catalyst Health Solutions, Inc.*	4,836	224,826
Centene Corp.*	30,120	763,241
Chemed Corp.	2,894	183,798
Chindex International, Inc.*	993	16,375
Community Health Systems, Inc.*	23,106	863,471
Continucare Corp.*	3,344	15,650
Corvel Corp.*	961	46,464
Emergency Medical Services Corp., Class A*	20,680	1,336,135
Emeritus Corp.*	2,800	55,188
Ensign Group, Inc.	1,800	44,766
ExamWorks Group, Inc.*	20,000	369,600
Genoptix, Inc.*	2,093	39,809
Gentiva Health Services, Inc.*	1,200	31,920
Hanger Orthopedic Group, Inc.*	1,604	33,989
Health Management Associates, Inc., Class A*	31,500	300,510
HealthSouth Corp.*	11,204	232,035
Healthspring, Inc.*	29,929	794,016
HMS Holdings Corp.*	24,255	1,570,996
IPC The Hospitalist Co., Inc.*	1,969	76,811
Landauer, Inc.	1,160	69,565
LCA-Vision, Inc.*	2,290	13,168
LHC Group, Inc.*	1,970	59,100
Lincare Holdings, Inc.	12,554	336,824
Magellan Health Services, Inc.*	18,710	884,609
MEDNAX, Inc.*	5,611	377,564
Metropolitan Health Networks, Inc.*	6,100	27,267
Molina Healthcare, Inc.*	587	16,348
MWI Veterinary Supply, Inc.*	10,043	634,215
Omnicare, Inc.	1,617	41,056
Owens & Minor, Inc.	6,300	185,409
Patterson Cos., Inc.	12,908	395,372
PDI, Inc.*	545	5,744
PharMerica Corp.*	1,591	18,217
Providence Service Corp.*	1,700	27,319
PSS World Medical, Inc.*	7,343	165,952
RehabCare Group, Inc.*	605	14,339

	Number of Shares	Value (Note 1)

Rural/Metro Corp.*	1,668	$24,319
Sunrise Senior Living, Inc.*	6,663	36,313
Team Health Holdings, Inc.*	2,000	31,080
Tenet Healthcare Corp.*	43,000	287,670
U.S. Physical Therapy, Inc.*	1,100	21,802
Universal Health Services, Inc., Class B	702	30,481
VCA Antech, Inc.*	33,000	768,570

		13,170,651

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*	96,931	1,867,860
athenahealth, Inc.*	4,090	167,608
Computer Programs & Systems, Inc.	1,161	54,381
Emdeon, Inc., Class A*	3,273	44,317
MedAssets, Inc.*	5,323	107,471
Medidata Solutions, Inc.*	2,256	53,873
MedQuist, Inc.	864	7,474
Merge Healthcare, Inc.*	6,100	22,753
Omnicell, Inc.*	3,922	56,673
Quality Systems, Inc.	11,822	825,412
SXC Health Solutions Corp.*	70,536	3,023,173
Transcend Services, Inc.*	1,300	25,467
Vital Images, Inc.*	1,342	18,761

		6,275,223

Life Sciences Tools & Services (1.3%)
Accelrys, Inc.*	4,946	41,052
Affymetrix, Inc.*	1,282	6,448
Bruker Corp.*	9,191	152,571
Caliper Life Sciences, Inc.*	4,635	29,386
Charles River Laboratories International, Inc.*	1,979	70,334
Covance, Inc.*	8,200	421,562
Dionex Corp.*	2,200	259,622
Enzo Biochem, Inc.*	4,100	21,648
eResearchTechnology, Inc.*	6,300	46,305
Furiex Pharmaceuticals, Inc.*	1,108	16,011
Kendle International, Inc.*	303	3,300
Luminex Corp.*	4,661	85,203
Mettler-Toledo International, Inc.*	4,257	643,701
PAREXEL International Corp.*	55,200	1,171,896
PerkinElmer, Inc.	6,772	174,853
Pharmaceutical Product Development, Inc.	81,000	2,198,340
Pure Bioscience*	3,725	8,269
Sequenom, Inc.*	8,124	65,154
Techne Corp.	4,534	297,748
Waters Corp.*	15,900	1,235,589

		6,948,992

Pharmaceuticals (1.8%)
Acura Pharmaceuticals, Inc.*	1,300	4,303
Akorn, Inc.*	8,600	52,202
Alexza Pharmaceuticals, Inc.*	3,276	4,095
Aoxing Pharmaceutical Co., Inc.*	2,369	6,609
Ardea Biosciences, Inc.*	16,489	428,714

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Auxilium Pharmaceuticals, Inc.*	48,989	$1,033,668
AVANIR Pharmaceuticals, Inc., Class A*	10,300	42,024
Biodel, Inc.*	2,700	4,941
BioMimetic Therapeutics, Inc.*	2,194	27,864
BMP Sunstone Corp.*	1,432	14,191
Cadence Pharmaceuticals, Inc.*	51,800	391,090
Caraco Pharmaceutical Laboratories Ltd.*	800	3,632
Corcept Therapeutics, Inc.*	2,562	9,889
Cumberland Pharmaceuticals, Inc.*	1,300	7,787
Cypress Bioscience, Inc.*	1,934	12,532
Depomed, Inc.*	8,100	51,516
Durect Corp.*	13,300	45,885
Eurand N.V.*	1,523	18,017
Hi-Tech Pharmacal Co., Inc.*	1,135	28,318
Impax Laboratories, Inc.*	44,189	888,641
Inspire Pharmaceuticals, Inc.*	7,400	62,160
Jazz Pharmaceuticals, Inc.*	1,631	32,098
Lannett Co., Inc.*	800	4,472
MAP Pharmaceuticals, Inc.*	15,088	252,573
Medicines Co.*	3,666	51,801
Mylan, Inc.*	52,130	1,101,507
Nektar Therapeutics*	33,540	430,989
Neostem, Inc.*	2,644	3,728
Obagi Medical Products, Inc.*	2,311	26,692
Optimer Pharmaceuticals, Inc.*	4,261	48,192
Pain Therapeutics, Inc.*	5,600	37,800
Pozen, Inc.*	3,000	19,950
Questcor Pharmaceuticals, Inc.*	39,100	575,943
Salix Pharmaceuticals Ltd.*	61,250	2,876,300
Santarus, Inc.*	8,400	27,468
Somaxon Pharmaceuticals, Inc.*	3,418	10,767
Sucampo Pharmaceuticals, Inc., Class A*	400	1,536
SuperGen, Inc.*	3,440	9,013
Vivus, Inc.*	10,200	95,574
Watson Pharmaceuticals, Inc.*	21,000	1,084,650
XenoPort, Inc.*	3,500	29,820

		9,858,951

Total Health Care		66,696,224

Industrials (13.9%)
Aerospace & Defense (1.3%)
Aerovironment, Inc.*	1,927	51,701
Alliant Techsystems, Inc.*	3,805	283,206
American Science & Engineering, Inc.	1,137	96,906
Applied Energetics, Inc.*	8,014	6,819
Applied Signal Technology, Inc.	917	34,745
Astronics Corp.*	1,109	23,289
Cubic Corp.	866	40,832
DigitalGlobe, Inc.*	3,412	108,195
Esterline Technologies Corp.*	11,000	754,490
GenCorp, Inc.*	1,096	5,666
GeoEye, Inc.*	2,841	120,430
HEICO Corp.	26,995	1,377,555
Hexcel Corp.*	60,128	1,087,716
Keyw Holding Corp.*	59,900	878,733
National Presto Industries, Inc.	600	78,006

	Number of Shares	Value (Note 1)

Orbital Sciences Corp.*	3,061	$52,435
Safran S.A.	36,511	1,292,926
Spirit AeroSystems Holdings, Inc., Class A*	2,147	44,679
Taser International, Inc.*	8,053	37,849
Teledyne Technologies, Inc.*	1,175	51,665
TransDigm Group, Inc.*	6,221	447,974

		6,875,817

Air Freight & Logistics (0.5%)
Atlas Air Worldwide Holdings, Inc.*	12,393	691,901
Dynamex, Inc.*	865	21,417
Expeditors International of Washington, Inc.	21,160	1,155,336
Forward Air Corp.	3,661	103,899
Hub Group, Inc., Class A*	7,318	257,155
Pacer International, Inc.*	4,269	29,200
Park-Ohio Holdings Corp.*	914	19,112
UTi Worldwide, Inc.	11,013	233,476

		2,511,496

Airlines (0.8%)
Alaska Air Group, Inc.*	244	13,832
Allegiant Travel Co.	24,100	1,186,684
AMR Corp.*	13,794	107,455
Copa Holdings S.A., Class A	2,455	144,452
Hawaiian Holdings, Inc.*	1,985	15,563
JetBlue Airways Corp.*	165,500	1,093,955
United Continental Holdings, Inc.*	72,112	1,717,708

		4,279,649

Building Products (0.5%)
A.O. Smith Corp.	4,275	162,792
AAON, Inc.	1,736	48,972
Armstrong World Industries, Inc.	349	15,007
Builders FirstSource, Inc.*	2,805	5,526
Lennox International, Inc.	20,333	961,548
NCI Building Systems, Inc.*	2,179	30,484
Owens Corning, Inc.*	8,022	249,885
Quanex Building Products Corp.	1,311	24,870
Simpson Manufacturing Co., Inc.	31,277	966,772
Trex Co., Inc.*	1,984	47,537
USG Corp.*	3,487	58,686

		2,572,079

Commercial Services & Supplies (1.5%)
ABM Industries, Inc.	1,791	47,103
American Reprographics Co.*	1,160	8,804
APAC Customer Services, Inc.*	4,200	25,494
Brink’s Co.	5,265	141,523
Casella Waste Systems, Inc., Class A*	2,660	18,859
Cenveo, Inc.*	7,700	41,118
Clean Harbors, Inc.*	14,501	1,219,244
Consolidated Graphics, Inc.*	1,177	57,002
Copart, Inc.*	9,064	338,540
Corrections Corp. of America*	62,249	1,559,960
Deluxe Corp.	6,083	140,031

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

EnerNOC, Inc.*	2,488	$59,488
GEO Group, Inc.*	51,542	1,271,026
Healthcare Services Group, Inc.	8,121	132,129
Herman Miller, Inc.	7,250	183,425
Higher One Holdings, Inc.*	29,300	592,739
HNI Corp.	5,712	178,214
Innerworkings, Inc.*	3,400	22,270
Interface, Inc., Class A	6,415	100,395
KAR Auction Services, Inc.*	810	11,178
Knoll, Inc.	5,800	97,034
McGrath RentCorp	1,177	30,861
Mine Safety Appliances Co.	2,552	79,444
Mobile Mini, Inc.*	52,400	1,031,756
Multi-Color Corp.	569	11,073
Rollins, Inc.	7,950	157,012
Schawk, Inc.	913	18,790
Standard Parking Corp.*	1,799	33,983
Standard Register Co.	1,600	5,456
Sykes Enterprises, Inc.*	731	14,810
Team, Inc.*	396	9,583
Tetra Tech, Inc.*	7,700	192,962
U.S. Ecology, Inc.	2,200	38,236
United Stationers, Inc.*	1,926	122,898
Viad Corp.	408	10,392
Waste Connections, Inc.	11,620	319,899

		8,322,731

Construction & Engineering (0.9%)
Aecom Technology Corp.*	72,530	2,028,664
Argan, Inc.*	623	5,775
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	5,169	170,060
FLSmidth & Co. A/S	13,533	1,290,694
Fluor Corp.	15,400	1,020,404
Furmanite Corp.*	4,000	27,640
Great Lakes Dredge & Dock Corp.	3,305	24,358
Insituform Technologies, Inc., Class A*	4,263	113,012
KBR, Inc.	671	20,445
Michael Baker Corp.*	204	6,345
MYR Group, Inc.*	566	11,886
Orion Marine Group, Inc.*	3,200	37,120
Primoris Services Corp.	994	9,483
Shaw Group, Inc.*	6,207	212,466

		4,978,352

Electrical Equipment (1.1%)
A123 Systems, Inc.*	9,174	87,520
Acuity Brands, Inc.	5,495	316,897
Advanced Battery Technologies, Inc.*	6,206	23,893
American Superconductor Corp.*	5,600	160,104
AMETEK, Inc.	52,067	2,043,610
AZZ, Inc.	1,528	61,135
Baldor Electric Co.	20,056	1,264,330
Belden, Inc.	5,906	217,459
Broadwind Energy, Inc.*	3,878	8,958
Capstone Turbine Corp.*	27,946	26,823
Coleman Cable, Inc.*	830	5,212
Ener1, Inc.*	8,100	30,699

	Number of Shares	Value (Note 1)

EnerSys*	1,410	$45,289
Franklin Electric Co., Inc.	2,700	105,084
FuelCell Energy, Inc.*	9,800	22,638
Generac Holdings, Inc.*	960	15,523
General Cable Corp.*	2,356	82,672
GrafTech International Ltd.*	15,211	301,786
Hubbell, Inc., Class B	3,048	183,276
II-VI, Inc.*	3,152	146,127
LaBarge, Inc.*	1,800	28,278
Polypore International, Inc.*	2,834	115,429
PowerSecure International, Inc.*	2,334	18,159
Preformed Line Products Co.	234	13,695
Regal-Beloit Corp.	4,076	272,114
SatCon Technology Corp.*	9,700	43,650
Thomas & Betts Corp.*	1,229	59,361
UQM Technologies, Inc.*	3,827	8,764
Vicor Corp.	2,477	40,623
Woodward Governor Co.	7,699	289,174

		6,038,282

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	697	27,699
Raven Industries, Inc.	2,119	101,055

		128,754

Machinery (3.9%)
3D Systems Corp.*	2,376	74,820
Actuant Corp., Class A	46,501	1,237,857
Albany International Corp., Class A	399	9,452
Altra Holdings, Inc.*	3,430	68,120
Ampco-Pittsburgh Corp.	300	8,415
ArvinMeritor, Inc.*	11,884	243,860
Badger Meter, Inc.	1,921	84,947
Barnes Group, Inc.	5,407	111,763
Blount International, Inc.*	5,744	90,525
Briggs & Stratton Corp.	3,934	77,460
Bucyrus International, Inc.	21,416	1,914,590
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd., Class H*	64,100	144,812
CLARCOR, Inc.	5,964	255,796
Colfax Corp.*	2,844	52,358
Donaldson Co., Inc.	9,788	570,445
Dynamic Materials Corp.	846	19,094
Energy Recovery, Inc.*	5,500	20,130
EnPro Industries, Inc.*	826	34,329
Flow International Corp.*	6,500	26,585
Gardner Denver, Inc.	6,257	430,607
Gorman-Rupp Co.	1,584	51,195
Graco, Inc.	7,656	302,029
Graham Corp.	1,332	26,640
Harsco Corp.	1,024	29,000
IDEX Corp.	31,445	1,230,128
Ingersoll-Rand plc	32,740	1,541,727
John Bean Technologies Corp.	3,557	71,602
Joy Global, Inc.	13,310	1,154,643
Kaydon Corp.	19,625	799,130
Kennametal, Inc.	7,723	304,750
Lincoln Electric Holdings, Inc.	21,750	1,419,623

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Lindsay Corp.	1,592	$94,613
Manitowoc Co., Inc.	16,586	217,442
Met-Pro Corp.	755	8,917
Middleby Corp.*	10,610	895,696
Mueller Industries, Inc.	266	8,698
Mueller Water Products, Inc., Class A	18,225	75,998
NACCO Industries, Inc., Class A	674	73,041
Navistar International Corp.*	36,218	2,097,384
Nordson Corp.	4,391	403,445
Oshkosh Corp.*	11,340	399,622
Pall Corp.	14,851	736,313
Pentair, Inc.	6,480	236,585
PMFG, Inc.*	2,300	37,720
RBC Bearings, Inc.*	26,205	1,024,091
Sauer-Danfoss, Inc.*	1,617	45,680
SPX Corp.	1,223	87,432
Sun Hydraulics Corp.	1,563	59,081
Tennant Co.	2,456	94,335
Timken Co.	8,050	384,227
Titan International, Inc.	420	8,207
Toro Co.	4,310	265,668
Trimas Corp.*	2,110	43,171
Valmont Industries, Inc.	10,466	928,648
WABCO Holdings, Inc.*	8,129	495,300
Wabtec Corp.	1,014	53,630
Xerium Technologies, Inc.*	616	9,825

		21,191,201

Marine (0.1%)
Kirby Corp.*	17,654	777,659

Professional Services (1.1%)
Acacia Research Corp. - Acacia Technologies*	4,600	119,324
Administaff, Inc.	2,808	82,274
Advisory Board Co.*	2,041	97,213
CBIZ, Inc.*	3,890	24,274
CDI Corp.	316	5,874
Corporate Executive Board Co.	4,200	157,710
CoStar Group, Inc.*	2,624	151,037
CRA International, Inc.*	276	6,489
Dolan Co.*	1,980	27,562
Exponent, Inc.*	1,813	68,042
Franklin Covey Co.*	2,000	17,180
FTI Consulting, Inc.*	4,828	179,988
GP Strategies Corp.*	1,000	10,240
Hill International, Inc.*	1,658	10,727
Hudson Highland Group, Inc.*	3,623	21,122
Huron Consulting Group, Inc.*	28,661	758,084
ICF International, Inc.*	22,220	571,498
IHS, Inc., Class A*	6,127	492,550
Kelly Services, Inc., Class A*	511	9,607
Kforce, Inc.*	64,702	1,046,878
Korn/Ferry International*	319	7,372
Manpower, Inc.	20,700	1,299,132
Mistras Group, Inc.*	1,636	22,053
Navigant Consulting, Inc.*	1,683	15,484
On Assignment, Inc.*	900	7,335
Resources Connection, Inc.	5,600	104,104
Robert Half International, Inc.	19,038	582,563

	Number of Shares	Value (Note 1)

School Specialty, Inc.*	808	$11,255
Towers Watson & Co., Class A	913	47,531
TrueBlue, Inc.*	2,997	53,916
Volt Information Sciences, Inc.*	1,456	12,594
VSE Corp.	358	11,821

		6,032,833

Road & Rail (1.6%)
Avis Budget Group, Inc.*	12,969	201,798
Celadon Group, Inc.*	1,850	27,361
Con-way, Inc.	620	22,673
Dollar Thrifty Automotive Group, Inc.*	3,619	171,034
Genesee & Wyoming, Inc., Class A*	21,982	1,163,947
Heartland Express, Inc.	6,199	99,308
Hertz Global Holdings, Inc.*	20,876	302,493
J.B. Hunt Transport Services, Inc.	41,900	1,709,939
Kansas City Southern*	7,625	364,932
Knight Transportation, Inc.	73,771	1,401,649
Landstar System, Inc.	6,374	260,952
Localiza Rent a Car S.A.	89,830	1,455,679
Marten Transport Ltd.	45,129	964,858
Old Dominion Freight Line, Inc.*	4,765	152,432
Patriot Transportation Holding, Inc.*	111	10,319
Roadrunner Transportation Systems, Inc.*	354	5,119
Ryder System, Inc.	3,541	186,398

		8,500,891

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	5,348	173,703
Beacon Roofing Supply, Inc.*	5,667	101,269
CAI International, Inc.*	358	7,017
DXP Enterprises, Inc.*	826	19,824
GATX Corp.	1,750	61,740
Houston Wire & Cable Co.	2,037	27,377
Kaman Corp.	1,951	56,716
MSC Industrial Direct Co., Class A	21,257	1,375,115
TAL International Group, Inc.	542	16,732
Textainer Group Holdings Ltd.	954	27,179
Titan Machinery, Inc.*	778	15,015
United Rentals, Inc.*	48,300	1,098,825
Watsco, Inc.	3,534	222,925
WESCO International, Inc.*	1,851	97,733

		3,301,170

Total Industrials		75,510,914

Information Technology (21.1%)
Communications Equipment (3.7%)
AAC Acoustic Technologies Holdings, Inc.	264,000	704,765
Acme Packet, Inc.*	36,380	1,933,961
ADTRAN, Inc.	80,422	2,912,081
Anaren, Inc.*	395	8,236
Arris Group, Inc.*	3,273	36,723

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Aruba Networks, Inc.*	118,658	$2,477,579
BigBand Networks, Inc.*	3,638	10,186
Blue Coat Systems, Inc.*	5,300	158,311
Calix, Inc.*	453	7,656
Ciena Corp.*	11,694	246,159
Comtech Telecommunications Corp.	1,345	37,297
DG FastChannel, Inc.*	3,186	92,012
Digi International, Inc.*	500	5,550
EMS Technologies, Inc.*	288	5,697
Extreme Networks, Inc.*	1,749	5,404
Finisar Corp.*	55,115	1,636,364
Harmonic, Inc.*	3,174	27,201
Infinera Corp.*	10,400	107,432
InterDigital, Inc.*	5,500	229,020
Ixia*	54,300	911,154
JDS Uniphase Corp.*	27,262	394,754
KVH Industries, Inc.*	2,200	26,290
Loral Space & Communications, Inc.*	1,428	109,242
Meru Networks, Inc.*	433	6,677
NETGEAR, Inc.*	4,447	149,775
Network Engines, Inc.*	3,838	5,834
Network Equipment Technologies, Inc.*	3,220	14,908
Occam Networks, Inc.*	957	8,297
Oclaro, Inc.*	6,239	82,043
Oplink Communications, Inc.*	1,214	22,422
Plantronics, Inc.	6,120	227,786
Polycom, Inc.*	87,464	3,409,347
Riverbed Technology, Inc.*	62,652	2,203,471
SeaChange International, Inc.*	1,898	16,228
ShoreTel, Inc.*	97,600	762,256
Sonus Networks, Inc.*	21,670	57,859
Tekelec*	1,222	14,554
ViaSat, Inc.*	17,481	776,331

		19,840,862

Computers & Peripherals (0.3%)
Compellent Technologies, Inc.*	2,790	76,976
Cray, Inc.*	2,500	17,875
Diebold, Inc.	1,867	59,837
Hypercom Corp.*	5,099	42,679
Immersion Corp.*	3,634	24,384
Intermec, Inc.*	3,865	48,931
Intevac, Inc.*	697	9,765
NCR Corp.*	20,200	310,474
Novatel Wireless, Inc.*	688	6,570
Presstek, Inc.*	2,758	6,123
QLogic Corp.*	14,188	241,480
Quantum Corp.*	26,300	97,836
STEC, Inc.*	5,092	89,874
Stratasys, Inc.*	20,198	659,263
Super Micro Computer, Inc.*	3,080	35,543
Synaptics, Inc.*	4,229	124,248
Xyratex Ltd.*	3,808	62,108

		1,913,966

Electronic Equipment, Instruments & Components (1.8%)
Anixter International, Inc.	1,774	105,961
Arrow Electronics, Inc.*	1,841	63,054
AVX Corp.	900	13,887

	Number of Shares	Value (Note 1)

Benchmark Electronics, Inc.*	781	$14,183
Brightpoint, Inc.*	8,721	76,134
Checkpoint Systems, Inc.*	1,890	38,840
Cognex Corp.	3,969	116,768
Coherent, Inc.*	2,199	99,263
Comverge, Inc.*	3,200	22,112
CTS Corp.	1,237	13,681
Daktronics, Inc.	1,216	19,359
DDi Corp.	1,675	19,698
DTS, Inc.*	16,044	786,958
Echelon Corp.*	3,764	38,355
FARO Technologies, Inc.*	42,200	1,385,848
FLIR Systems, Inc.*	19,431	578,072
Ingram Micro, Inc., Class A*	395	7,541
Insight Enterprises, Inc.*	1,513	19,911
IPG Photonics Corp.*	3,400	107,508
Itron, Inc.*	4,700	260,615
Jabil Circuit, Inc.	106,850	2,146,617
Littelfuse, Inc.	2,373	111,673
Maxwell Technologies, Inc.*	3,300	62,337
Methode Electronics, Inc.	2,719	35,265
Microvision, Inc.*	11,980	22,283
MTS Systems Corp.	2,065	77,355
Multi-Fineline Electronix, Inc.*	1,327	35,152
National Instruments Corp.	34,955	1,315,706
Newport Corp.*	950	16,501
OSI Systems, Inc.*	1,570	57,085
Park Electrochemical Corp.	1,607	48,210
Plexus Corp.*	5,098	157,732
Power-One, Inc.*	8,813	89,893
Pulse Electronics Corp.	4,472	23,791
RadiSys Corp.*	2,500	22,250
Rofin-Sinar Technologies, Inc.*	1,783	63,190
Rogers Corp.*	679	25,972
Sanmina-SCI Corp.*	10,043	115,294
SMART Modular Technologies (WWH), Inc.*	3,547	20,431
Trimble Navigation Ltd.*	38,200	1,525,326
TTM Technologies, Inc.*	1,768	26,361
Universal Display Corp.*	3,937	120,669

		9,906,841

Internet Software & Services (1.6%)
Ancestry.com, Inc.*	2,348	66,495
Art Technology Group, Inc.*	19,600	117,208
comScore, Inc.*	2,800	62,468
Constant Contact, Inc.*	3,622	112,246
DealerTrack Holdings, Inc.*	40,396	810,748
Dice Holdings, Inc.*	2,700	38,745
Digital River, Inc.*	633	21,788
Envestnet, Inc.*	23,000	392,380
Equinix, Inc.*	5,714	464,320
GSI Commerce, Inc.*	73,647	1,708,610
IAC/InterActiveCorp*	3,533	101,397
InfoSpace, Inc.*	984	8,167
j2 Global Communications, Inc.*	3,975	115,076
Keynote Systems, Inc.	600	8,772
KIT Digital, Inc.*	2,143	34,374
Knot, Inc.*	2,380	23,514
Limelight Networks, Inc.*	5,600	32,536
Liquidity Services, Inc.*	1,973	27,721

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

LivePerson, Inc.*	6,200	$70,060
Local.com Corp.*	1,563	10,144
LogMeIn, Inc.*	10,364	459,540
LoopNet, Inc.*	2,569	28,542
Monster Worldwide, Inc.*	8,031	189,772
Move, Inc.*	22,700	58,339
NIC, Inc.	6,549	63,591
OpenTable, Inc.*	1,997	140,748
Openwave Systems, Inc.*	8,306	17,609
Perficient, Inc.*	1,856	23,200
QuinStreet, Inc.*	36,191	695,229
Rackspace Hosting, Inc.*	12,248	384,710
RightNow Technologies, Inc.*	2,864	67,791
Saba Software, Inc.*	4,000	24,480
SAVVIS, Inc.*	4,800	122,496
Stamps.com, Inc.	1,800	23,850
support.com, Inc.*	5,385	34,895
Terremark Worldwide, Inc.*	7,100	91,945
Travelzoo, Inc.*	639	26,340
United Online, Inc.	787	5,194
ValueClick, Inc.*	8,148	130,612
VistaPrint N.V.*	25,969	1,194,574
Vocus, Inc.*	2,181	60,326
WebMD Health Corp.*	7,493	382,593
Zix Corp.*	10,400	44,408

		8,497,553

IT Services (2.3%)
Acxiom Corp.*	8,635	148,090
Alliance Data Systems Corp.*	6,727	477,819
Broadridge Financial Solutions, Inc.	14,570	319,520
CACI International, Inc., Class A*	200	10,680
Camelot Information Systems, Inc. (ADR)*	11,800	282,256
Cardtronics, Inc.*	3,527	62,428
Cass Information Systems, Inc.	1,141	43,290
Cognizant Technology Solutions Corp., Class A*	17,220	1,262,054
Computer Task Group, Inc.*	1,200	13,056
CSG Systems International, Inc.*	2,094	39,660
DST Systems, Inc.	4,374	193,987
Echo Global Logistics, Inc.*	40,880	492,195
ExlService Holdings, Inc.*	2,024	43,475
FleetCor Technologies, Inc.*	3,700	114,404
Forrester Research, Inc.	1,910	67,404
Gartner, Inc.*	9,206	305,639
Genpact Ltd.*	74,894	1,138,389
Global Cash Access Holdings, Inc.*	5,512	17,583
Global Payments, Inc.	10,300	475,963
Hackett Group, Inc.*	2,100	7,371
Heartland Payment Systems, Inc.	4,932	76,051
iGATE Corp.	3,500	68,985
Integral Systems, Inc.*	100	991
Jack Henry & Associates, Inc.	10,703	311,992
Lender Processing Services, Inc.	11,978	353,591
Lionbridge Technologies, Inc.*	8,500	31,365

	Number of Shares	Value (Note 1)

ManTech International Corp., Class A*	2,520	$104,152
MAXIMUS, Inc.	2,217	145,391
MoneyGram International, Inc.*	11,100	30,081
NCI, Inc., Class A*	947	21,771
NeuStar, Inc., Class A*	9,100	237,055
Online Resources Corp.*	2,000	9,300
Sapient Corp.	93,657	1,133,250
SRA International, Inc., Class A*	531	10,859
Syntel, Inc.	1,644	78,567
TeleTech Holdings, Inc.*	3,900	80,301
Teradata Corp.*	28,200	1,160,712
Tier Technologies, Inc.*	600	3,594
TNS, Inc.*	3,337	69,410
Unisys Corp.*	2,144	55,508
VeriFone Systems, Inc.*	32,487	1,252,699
Virtusa Corp.*	1,129	18,470
Western Union Co.	67,600	1,255,332
Wright Express Corp.*	4,900	225,400

		12,250,090

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,223	160,432

Semiconductors & Semiconductor Equipment (5.8%)
Advanced Analogic Technologies, Inc.*	2,178	8,734
Advanced Energy Industries, Inc.*	3,106	42,366
Amkor Technology, Inc.*	13,600	100,504
ANADIGICS, Inc.*	6,831	47,339
Applied Micro Circuits Corp.*	8,200	87,576
Atheros Communications, Inc.*	56,284	2,021,721
Atmel Corp.*	52,088	641,724
ATMI, Inc.*	358	7,139
AXT, Inc.*	1,312	13,697
Broadcom Corp., Class A	38,170	1,662,304
Brooks Automation, Inc.*	4,264	38,675
Cabot Microelectronics Corp.*	665	27,564
Cavium Networks, Inc.*	34,837	1,312,658
CEVA, Inc.*	2,900	59,450
Cirrus Logic, Inc.*	8,476	135,447
Conexant Systems, Inc.*	9,327	15,203
Cymer, Inc.*	24,515	1,104,891
Cypress Semiconductor Corp.*	52,266	971,102
Diodes, Inc.*	4,100	110,659
Energy Conversion Devices, Inc.*	1,653	7,604
Entegris, Inc.*	4,507	33,667
Entropic Communications, Inc.*	8,000	96,640
Exar Corp.*	900	6,282
Fairchild Semiconductor International, Inc.*	70,320	1,097,695
FEI Co.*	1,451	38,321
FSI International, Inc.*	3,966	17,530
GSI Technology, Inc.*	1,013	8,205
GT Solar International, Inc.*	7,269	66,293
Hittite Microwave Corp.*	14,830	905,223
Inphi Corp.*	22,500	452,025
Integrated Device Technology, Inc.*	12,640	84,182

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Integrated Silicon Solution, Inc.*	2,699	$21,673
International Rectifier Corp.*	14,150	420,114
Intersil Corp., Class A	5,670	86,581
IXYS Corp.*	2,297	26,691
Kopin Corp.*	4,453	18,525
Kulicke & Soffa Industries, Inc.*	8,970	64,584
Lattice Semiconductor Corp.*	14,647	88,761
LSI Corp.*	165,500	991,345
LTX-Credence Corp.*	6,183	45,754
Mattson Technology, Inc.*	5,801	17,403
MaxLinear, Inc., Class A*	567	6,101
MEMC Electronic Materials, Inc.*	11,980	134,895
Micrel, Inc.	6,424	83,448
Microsemi Corp.*	4,203	96,249
Mindspeed Technologies, Inc.*	4,000	24,400
MIPS Technologies, Inc.*	6,232	94,477
MKS Instruments, Inc.*	2,639	64,629
Monolithic Power Systems, Inc.*	4,171	68,905
MoSys, Inc.*	2,714	15,443
Nanometrics, Inc.*	2,075	26,622
National Semiconductor Corp.	27,337	376,157
Netlogic Microsystems, Inc.*	66,823	2,098,910
Novellus Systems, Inc.*	10,763	347,860
NVE Corp.*	579	33,484
OmniVision Technologies, Inc.*	51,226	1,516,802
ON Semiconductor Corp.*	159,307	1,573,953
PDF Solutions, Inc.*	1,905	9,182
PLX Technology, Inc.*	5,800	20,938
Power Integrations, Inc.	29,732	1,193,442
Rambus, Inc.*	13,402	274,473
RF Micro Devices, Inc.*	33,758	248,121
Rubicon Technology, Inc.*	1,842	38,829
Rudolph Technologies, Inc.*	3,636	29,924
Semtech Corp.*	7,727	174,939
Sigma Designs, Inc.*	807	11,435
Silicon Image, Inc.*	6,177	45,401
Silicon Laboratories, Inc.*	29,917	1,376,780
Skyworks Solutions, Inc.*	148,269	4,244,941
Spansion, Inc., Class A*	1,281	26,517
Standard Microsystems Corp.*	1,000	28,830
SunPower Corp., Class A*	4,814	61,764
Supertex, Inc.*	1,317	31,845
Teradyne, Inc.*	98,200	1,378,728
Tessera Technologies, Inc.*	3,698	81,911
TriQuint Semiconductor, Inc.*	19,606	229,194
Ultra Clean Holdings, Inc.*	2,458	22,884
Ultratech, Inc.*	2,557	50,833
Varian Semiconductor Equipment Associates, Inc.*	35,770	1,322,417
Veeco Instruments, Inc.*	5,122	220,041
Volterra Semiconductor Corp.*	36,704	850,065
Zoran Corp.*	911	8,017

		31,547,637

Software (5.6%)
ACI Worldwide, Inc.*	4,352	116,938
Actuate Corp.*	7,200	41,040
Advent Software, Inc.*	2,008	116,303
American Software, Inc., Class A	2,700	18,279

	Number of Shares	Value (Note 1)

ANSYS, Inc.*	26,746	$1,392,664
Ariba, Inc.*	37,907	890,435
Aspen Technology, Inc.*	56,537	718,020
Blackbaud, Inc.	5,726	148,303
Blackboard, Inc.*	4,300	177,590
Bottomline Technologies, Inc.*	75,250	1,633,678
Cadence Design Systems, Inc.*	199,574	1,648,481
Citrix Systems, Inc.*	8,920	610,217
CommVault Systems, Inc.*	5,472	156,609
Compuware Corp.*	16,061	187,432
Concur Technologies, Inc.*	40,498	2,103,061
Deltek, Inc.*	2,447	17,765
DemandTec, Inc.*	2,657	28,802
Digimarc Corp.*	517	15,515
Ebix, Inc.*	3,300	78,111
Epicor Software Corp.*	3,044	30,744
EPIQ Systems, Inc.	495	6,796
FactSet Research Systems, Inc.	5,865	549,902
FalconStor Software, Inc.*	3,025	10,134
Fortinet, Inc.*	57,963	1,875,103
Guidance Software, Inc.*	873	6,277
Informatica Corp.*	34,389	1,514,148
Interactive Intelligence, Inc.*	1,704	44,577
JDA Software Group, Inc.*	1,112	31,136
Kenexa Corp.*	2,889	62,951
Lawson Software, Inc.*	17,528	162,134
Magma Design Automation, Inc.*	5,729	28,702
Manhattan Associates, Inc.*	2,967	90,612
Mentor Graphics Corp.*	5,822	69,864
MICROS Systems, Inc.*	34,934	1,532,205
MicroStrategy, Inc., Class A*	1,164	99,487
Monotype Imaging Holdings, Inc.*	2,134	23,687
NetScout Systems, Inc.*	3,853	88,658
NetSuite, Inc.*	2,234	55,850
Nuance Communications, Inc.*	58,749	1,068,057
Opnet Technologies, Inc.	1,875	50,194
Parametric Technology Corp.*	14,690	330,966
Pegasystems, Inc.	2,055	75,275
Progress Software Corp.*	5,400	228,528
PROS Holdings, Inc.*	2,442	27,814
QAD, Inc., Class A*	464	4,222
QAD, Inc., Class B*	116	1,153
QLIK Technologies, Inc.*	1,288	33,243
Quest Software, Inc.*	6,868	190,518
Radiant Systems, Inc.*	52,744	1,032,200
RealD, Inc.*	40,500	1,049,760
RealPage, Inc.*	1,462	45,220
Renaissance Learning, Inc.	1,657	19,619
Rosetta Stone, Inc.*	1,234	26,186
Rovi Corp.*	12,892	799,433
Smith Micro Software, Inc.*	3,533	55,609
SolarWinds, Inc.*	4,414	84,970
Solera Holdings, Inc.	8,879	455,670
Sonic Solutions, Inc.*	60,103	901,545
Sourcefire, Inc.*	3,534	91,637
SRS Labs, Inc.*	2,200	19,382
SS&C Technologies Holdings, Inc.*	962	19,731
SuccessFactors, Inc.*	76,304	2,209,764

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Synchronoss Technologies, Inc.*	2,744	$73,292
Synopsys, Inc.*	1,252	33,691
Take-Two Interactive Software, Inc.*	800	9,792
Taleo Corp., Class A*	61,532	1,701,360
TeleCommunication Systems, Inc., Class A*	3,028	14,141
THQ, Inc.*	3,882	23,525
TIBCO Software, Inc.*	127,578	2,514,562
TiVo, Inc.*	14,935	128,889
Tyler Technologies, Inc.*	4,033	83,725
Ultimate Software Group, Inc.*	3,233	157,221
VASCO Data Security International, Inc.*	2,689	21,862
VirnetX Holding Corp.	3,910	58,064
Wave Systems Corp., Class A*	9,703	38,230
Websense, Inc.*	5,500	111,375

		30,172,635

Total Information Technology		114,290,016

Materials (3.6%)
Chemicals (1.8%)
Airgas, Inc.	10,545	658,641
Albemarle Corp.	11,546	644,036
Arch Chemicals, Inc.	1,754	66,529
Ashland, Inc.	934	47,503
Balchem Corp.	3,500	118,335
Calgon Carbon Corp.*	6,900	104,328
CF Industries Holdings, Inc.	10,100	1,365,015
Eastman Chemical Co.	1,892	159,079
Ferro Corp.*	4,439	64,987
Hawkins, Inc.	1,088	48,307
Innophos Holdings, Inc.	484	17,463
International Flavors & Fragrances, Inc.	10,061	559,291
KMG Chemicals, Inc.	437	7,241
Koppers Holdings, Inc.	2,556	91,454
Kraton Performance Polymers, Inc.*	1,246	38,564
Landec Corp.*	1,614	9,652
LSB Industries, Inc.*	2,290	55,555
Methanex Corp.	35,000	1,064,000
Nalco Holding Co.	16,534	528,096
NewMarket Corp.	1,335	164,699
NL Industries, Inc.	1,000	11,160
Olin Corp.	5,799	118,995
Omnova Solutions, Inc.*	6,400	53,504
PolyOne Corp.*	8,190	102,293
Quaker Chemical Corp.	877	36,545
Rockwood Holdings, Inc.*	4,891	191,336
RPM International, Inc.	8,200	181,220
Scotts Miracle-Gro Co., Class A	5,825	295,735
Senomyx, Inc.*	3,855	27,486
Solutia, Inc.*	69,240	1,598,059
Spartech Corp.*	1,488	13,928
Stepan Co.	1,029	78,482
STR Holdings, Inc.*	50,283	1,005,660
Valspar Corp.	644	22,205
W.R. Grace & Co.*	1,611	56,594
Zep, Inc.	2,820	56,062

		9,662,039

	Number of Shares	Value (Note 1)

Construction Materials (0.1%)
Eagle Materials, Inc.	5,600	$158,200
Martin Marietta Materials, Inc.	5,740	529,457
United States Lime & Minerals, Inc.*	305	12,850

		700,507

Containers & Packaging (0.2%)
AEP Industries, Inc.*	386	10,017
Ball Corp.	2,586	175,977
Crown Holdings, Inc.*	20,657	689,531
Graham Packaging Co., Inc.*	414	5,399
Rock-Tenn Co., Class A	1,764	95,168
Silgan Holdings, Inc.	3,541	126,803
Temple-Inland, Inc.	2,514	53,397

		1,156,292

Metals & Mining (1.4%)
AK Steel Holding Corp.	1,729	28,304
Allied Nevada Gold Corp.*	9,454	248,735
AMCOL International Corp.	3,196	99,076
Capital Gold Corp.*	4,860	24,640
Carpenter Technology Corp.	5,556	223,573
Coeur d’Alene Mines Corp.*	408	11,147
Compass Minerals International, Inc.	4,134	369,042
Consolidated Thompson Iron Mines Ltd.*	96,300	1,364,645
Contango ORE, Inc.*	105	1,103
First Quantum Minerals Ltd.	8,700	944,986
General Moly, Inc.*	7,796	50,518
Globe Specialty Metals, Inc.	7,746	132,379
Golden Star Resources Ltd.*	32,572	149,506
Jaguar Mining, Inc.*	10,620	75,721
Metals USA Holdings Corp.*	484	7,376
Molycorp, Inc.*	1,427	71,207
Noranda Aluminum Holding Corp.*	988	14,425
Reliance Steel & Aluminum Co.	836	42,720
Royal Gold, Inc.	1,037	56,651
RTI International Metals, Inc.*	359	9,686
Schnitzer Steel Industries, Inc., Class A	711	47,203
Stillwater Mining Co.*	5,617	119,923
Thompson Creek Metals Co., Inc.*	1,458	21,462
Titanium Metals Corp.*	10,797	185,492
U.S. Gold Corp.*	11,261	90,876
Vallar plc*	33,451	581,511
Vedanta Resources plc	42,331	1,661,176
Walter Energy, Inc.	5,383	688,163
Worthington Industries, Inc.	5,062	93,141

		7,414,387

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	1,153	90,280
Deltic Timber Corp.	1,343	75,665
Neenah Paper, Inc.	661	13,008
Schweitzer-Mauduit International, Inc.	2,320	145,974
Verso Paper Corp.*	1,568	5,363
Wausau Paper Corp.	1,400	12,054

		342,344

Total Materials		19,275,569

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.	2,844	$166,260
Alaska Communications Systems Group, Inc.	5,657	62,793
Atlantic Tele-Network, Inc.	964	36,960
Cbeyond, Inc.*	3,270	49,966
Cincinnati Bell, Inc.*	5,600	15,680
Cogent Communications Group, Inc.*	5,400	76,356
Consolidated Communications Holdings, Inc.	2,508	48,404
Frontier Communications Corp.	47,810	465,191
Global Crossing Ltd.*	2,736	35,349
Hughes Communications, Inc.*	930	37,609
Level 3 Communications, Inc.*	80,770	79,155
Neutral Tandem, Inc.*	4,000	57,760
PAETEC Holding Corp.*	12,168	45,508
tw telecom, Inc.*	19,284	328,792
Vonage Holdings Corp.*	4,882	10,936

		1,516,719

Wireless Telecommunication Services (0.6%)
ICO Global Communications Holdings Ltd.*	4,790	7,185
MetroPCS Communications, Inc.*	121,685	1,536,882
NTELOS Holdings Corp.	3,600	68,580
SBA Communications Corp., Class A*	38,339	1,569,599
Shenandoah Telecommunications Co.	3,025	56,658
Syniverse Holdings, Inc.*	8,673	267,562
USA Mobility, Inc.	1,730	30,742

		3,537,208

Total Telecommunication Services		5,053,927

Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	5,620	348,328

Gas Utilities (0.0%)
South Jersey Industries, Inc.	698	36,868

Independent Power Producers & Energy Traders (0.0%)
Ormat Technologies, Inc.	1,319	39,016

Water Utilities (0.0%)
Cadiz, Inc.*	2,100	26,124

Total Utilities		450,336

Total Common Stocks (79.3%) (Cost $312,124,992)		430,365,033

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15†	$1,693	$1,693

Total Financials		1,693

Total Corporate Bonds		1,693

Total Long-Term Debt Securities (0.0%) (Cost $1,693)		1,693

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (18.9%)
BlackRock Liquidity Funds TempFund 0.17%‡	102,579,992	102,579,992

	Principal Amount	Value (Note 1)
Time Deposit (0.5%)
JPMorgan Chase Nassau 0.000%, 1/3/11	$2,873,835	2,873,835

Total Short-Term Investments (19.4%) (Cost $105,453,827)		105,453,827

Total Investments (98.7%) (Cost $417,580,512)		535,820,553
Other Assets Less Liabilities (1.3%)		6,904,607

Net Assets (100%)		$542,725,160

*	Non-income producing.
†	Securities (totaling $10,530 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid security.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$181,489,237	$78,909,245	$102,579,992	$112,781	$933

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	249	March-11	$10,927,410	$11,035,680	$108,270
Russell 2000 Mini Index	425	March-11	32,414,316	33,247,750	833,434
S&P MidCap 400 E-Mini Index	735	March-11	65,133,723	66,539,550	1,405,827

					$2,347,531

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$87,379,848	$2,801,949	$8,837	$90,190,634
Consumer Staples	12,726,206	–	–	12,726,206
Energy	19,674,582	360,310	–	20,034,892
Financials	26,136,315	–	–	26,136,315
Health Care	66,696,224	–	–	66,696,224
Industrials	72,759,193	2,751,721	–	75,510,914
Information Technology	113,585,251	704,765	–	114,290,016
Materials	17,032,882	2,242,687	–	19,275,569
Telecommunication Services	5,053,927	–	–	5,053,927
Utilities	450,336	–	–	450,336
Corporate Bonds
Financials	–	–	1,693	1,693
Futures	2,347,531	–	–	2,347,531
Short-Term Investments	–	105,453,827	–	105,453,827

Total Assets	$423,842,295	$114,315,259	$10,530	$538,168,084

Total Liabilities	$–	$–	$–	$–

Total	$423,842,295	$114,315,259	$10,530	$538,168,084

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Corporate Bonds- Financials
Balance as of 12/31/09	$—	$152	$—
Total gains or losses (realized/unrealized) included in earnings	(8,013)	(152)	—
Purchases, sales, issuances, and settlements (net)	5,388	—	1,693
Transfers into Level 3	11,462	—	—
Transfers out of Level 3	—	—	—
Balance as of 12/31/10	$8,837	$—	$1,693
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$(7,872)	$—	$—

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,347,531	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,347,531

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(199,877)	—	(199,877)
Credit contracts	—	—	—	—	—
Equity contracts	—	10,899,701	—	—	10,899,701
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$10,899,701	$(199,877)	$—	$10,699,824

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	2,053,867	—	—	2,053,867
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,053,867	$—	$—	$2,053,867

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $1,739,000 and futures contracts with an average notional balance of approximately $62,430,000 during the year ended December 31, 2010.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns .

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$269,335,435
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$421,167,012

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$118,026,863
Aggregate gross unrealized depreciation	(4,561,454)

Net unrealized appreciation	$113,465,409

Federal income tax cost of investments	$422,355,144

For the year ended December 31, 2010, the Portfolio incurred approximately $356 as brokerage commissions with Keefe Bruyette & Woods, Inc. and $1,684 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $76,158,473, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $98,077,911 during 2010.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $102,579,992)	$102,579,992
Unaffiliated Issuers (Cost $315,000,520)	433,240,561
Cash	6,161
Cash held as collateral at broker	8,943,000
Receivable for securities sold	1,075,984
Dividends, interest and other receivables	134,014
Receivable from Separate Accounts for Trust shares sold	69,087
Receivable from investment sub-advisor	5,807
Other assets	1,614

Total assets	546,056,220

LIABILITIES
Payable for securities purchased	1,385,112
Variation margin payable on futures contracts	722,130
Payable to Separate Accounts for Trust shares redeemed	577,699
Investment management fees payable	362,889
Distribution fees payable - Class B	97,670
Administrative fees payable	82,701
Trustees’ fees payable	11,204
Accrued expenses	91,655

Total liabilities	3,331,060

NET ASSETS	$542,725,160

Net assets were comprised of:
Paid in capital	$505,463,166
Accumulated undistributed net investment income (loss)	(475,908)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(82,848,599)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	120,586,501

Net assets	$542,725,160

Class A
Net asset value, offering and redemption price per share, $78,095,352 / 8,449,624 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.24

Class B
Net asset value, offering and redemption price per share, $464,629,808 / 51,695,625 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.99

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends ($112,781 of dividend income received form affiliates)(net of $6,941 foreign withholding tax)	$ 2,916,727
Interest	18
Securities lending (net)	74,532

Total income	2,991,277

EXPENSES
Investment management fees	3,917,442
Distribution fees - Class B	1,018,259
Administrative fees	843,011
Custodian fees	180,400
Professional fees	56,116
Printing and mailing expenses	41,268
Trustees’ fees	7,163
Miscellaneous	72,320

Gross expenses	6,135,979
Less: Reimbursement from sub-advisor	(38,882)
Fees paid indirectly	(15,740)

Net expenses	6,081,357

NET INVESTMENT INCOME (LOSS)	(3,090,080)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	87,553,559
Foreign currency transactions	(243,437)
Futures	10,899,701
Net distributions of realized gain received from Underlying Portfolio (All realized gains received from affiliates)	933

Net realized gain (loss)	98,210,756

Change in unrealized appreciation (depreciation) on:
Securities	23,789,423
Foreign currency translations	(450)
Futures	2,053,867

Net change in unrealized appreciation (depreciation)	25,842,840

NET REALIZED AND UNREALIZED GAIN (LOSS)	124,053,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$120,963,516

See Notes to Financial Statements.

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STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,090,080)	$(1,421,634)
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolio	98,210,756	(101,137,968)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	25,842,840	245,984,194

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	120,963,516	143,424,592

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 2,797,393 and 1,587,566 shares, respectively ]	20,990,992	8,779,900
Capital shares repurchased [ (6,005,982) and (19,607,586) shares, respectively ]	(49,216,913)	(100,318,900)

Total Class A transactions	(28,225,921)	(91,539,000)

Class B
Capital shares sold [ 7,013,985 and 8,202,871 shares, respectively ]	54,310,460	46,016,657
Capital shares repurchased [ (11,027,328) and (10,212,029) shares, respectively ]	(83,627,357)	(58,168,009)

Total Class B transactions	(29,316,897)	(12,151,352)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(57,542,818)	(103,690,352)

TOTAL INCREASE (DECREASE) IN NET ASSETS	63,420,698	39,734,240
NET ASSETS:
Beginning of year	479,304,462	439,570,222

End of year (a)	$542,725,160	$479,304,462

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(475,908)	$(93,148)

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008		2007		2006
Net asset value, beginning of year	$7.27		$5.11		$9.13		$9.04		$9.12

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	—	#(e)	(0.04	)(e)	(0.07	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	2.00		2.16		(3.90)		1.14		0.96

Total from investment operations	1.97		2.16		(3.94)		1.07		0.89

Less distributions:
Distributions from net realized gains	—		—		(0.08)		(0.98)		(0.97)

Net asset value, end of year	$9.24		$7.27		$5.11		$9.13		$9.04

Total return	27.10%		42.27%		(43.47)%		12.22%		9.83%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$78,095		$84,705		$151,539		$303,194		$230,585
Ratio of expenses to average net assets:
After reimbursements	1.04%		0.78%		1.21%		1.27%		1.26%
After reimbursements and fees paid indirectly	1.03%		0.78%		1.21%		1.27%		1.26%
Before reimbursements and fees paid indirectly	1.04%		1.07%		1.31%		1.30%		1.30%
Ratio of net investment income (loss) to average net assets:
After reimbursements	(0.43)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%
After reimbursements and fees paid indirectly	(0.43)%		(0.05)%		(0.50)%		(0.67)%		(0.74)%
Before reimbursements and fees paid indirectly	(0.44)%		(0.34)%		(0.61)%		(0.70)%		(0.78)%
Portfolio turnover rate	65%		122%		128%		81%		77%

	Year Ended December 31,
Class B	2010		2009		2008		2007		2006
Net asset value, beginning of year	$7.08		$4.99		$8.95		$8.90		$9.01

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	(0.02	)(e)	(0.05	)(e)	(0.09	)(e)	(0.09	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.96		2.11		(3.83)		1.12		0.95

Total from investment operations	1.91		2.09		(3.88)		1.03		0.86

Less distributions:
Distributions from net realized gains	—		—		(0.08)		(0.98)		(0.97)

Net asset value, end of year	$8.99		$7.08		$4.99		$8.95		$8.90

Total return	26.98%		41.88%		(43.68)%		11.97%		9.62%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$464,630		$394,599		$288,031		$554,500		$543,139
Ratio of expenses to average net assets:
After reimbursements	1.29%		1.15%		1.46%		1.52%		1.51%
After reimbursements and fees paid indirectly	1.28%		1.15%		1.46%		1.52%		1.51%
Before reimbursements and fees paid indirectly	1.29%		1.32%		1.56	%(c)	1.55%		1.55%
Ratio of net investment income (loss) to average net assets:
After reimbursements	(0.67)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%
After reimbursements and fees paid indirectly	(0.67)%		(0.42)%		(0.75)%		(0.93)%		(0.99)%
Before reimbursements and fees paid indirectly	(0.68)%		(0.59)%		(0.86)%		(0.96)%		(1.03)%
Portfolio turnover rate	65%		122%		128%		81%		77%

See Notes to Financial Statements.

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FINANCIAL HIGHLIGHTS (Continued)

#	Per share amount is less than $0.005
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Investment Management, LLC**

➢	Tradewinds Global Investors, LLC

➢	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	25.19%	6.07%	6.49%
Portfolio – Class B Shares	24.86	5.81	6.22
Russell 2500TM Value Index	24.82	3.85	8.40
* Date of inception 12/31/01 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

**	Effective February 12, 2010, BlackRock Investment Management, LLC replaced SSgA Funds Management, Inc. as a sub-adviser of the Portfolio.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 25.19% for the year ended December 31, 2010. The Portfolio’s benchmark, the Russell 2500TM Value Index, returned 24.82% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by BlackRock Investment Management, Inc., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	An overweight position in the Energy sector relative to the benchmark aided returns.

•	Stock selection in the Materials, Financials and Telecommunications Services sectors assisted the Portfolio’s performance.

•	An overweight position in the Materials sector and an underweight position in the Financials sector relative to the benchmark proved beneficial for the Portfolio.

•

Novagold Resources Inc., a junior gold company that focuses on gold exploration, development, and mining in Canada and the United States, was a leading contributor performance. The company has two large undeveloped mines which are expected to start operating in 2014.

•

Another leading contributor from the Materials sector, top performing senior gold company, Lihir Gold Limited, a producer in the Australasian region with operations in Papua New Guinea, Australia, and West Africa. In the second quarter of 2010, Lihir announced its merger with Newcrest Mining Limited that resulted in positive gains for the company.

•

From the Energy sector, Cameco Corp., the world’s largest listed uranium producer, and Arch Coal Inc. were leading contributors. Cameco owns a significant interest in Cigar Lake, one of the largest underdeveloped uranium mines located in the northern Saskatchewan’s Athabasca basin.

What hurt performance during the year:

•	An overweight position in the Health Care sector relative to the benchmark dampened the Portfolio’s performance.

•	An underweight position in the Information Technology sector held back relative returns.

•

From the Health Care sector, Aetna Inc. was a leading detractor from performance. Aetna Inc. is a provider of healthcare insurance products, including government sponsored plans. The healthcare industry has generally underperformed due to a weaker economy, payor initiatives, and government reforms, some of which are expected to be implemented in 2011.

•

From the Financials sector, Daiwa Securities Group Inc., a Japanese comprehensive financial services company with securities-related operations as its core services, hindered returns. The underperformance was primarily due to the anemic capital market conditions in Japan.

•	Other leading detractors from relative performance included Kinross Gold Corp. (Materials sector), Ameren Corp. (Utilities sector) and Kroger Co. (Consumer Staples sector).

MULTIMANAGER MID CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/10	% of Net Assets
Financials	17.0%
Energy	11.6
Materials	10.2
Industrials	8.6
Information Technology	6.4
Health Care	6.0
Utilities	5.9
Consumer Discretionary	4.7
Consumer Staples	4.5
Telecommunication Services	1.9
Investment Companies	1.1
Cash and Other	22.1

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,290.00	$5.71
Hypothetical (5% average return before expenses)	1,000.00	1,020.21	5.04
Class B
Actual	1,000.00	1,287.40	7.15
Hypothetical (5% average return before expenses)	1,000.00	1,018.95	6.31

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.99% and 1.24%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.7%)
Auto Components (0.3%)
Autoliv, Inc.	7,435	$586,919
BorgWarner, Inc.*	1,203	87,049
Dana Holding Corp.*	1,908	32,837
Drew Industries, Inc.	1,424	32,353
Exide Technologies, Inc.*	8,079	76,023
Federal-Mogul Corp.*	2,167	44,749
Lear Corp.*	4,132	407,870
Modine Manufacturing Co.*	6,511	100,920
Spartan Motors, Inc.	4,100	24,969
Standard Motor Products, Inc.	1,800	24,660
Superior Industries International, Inc.	1,800	38,196
TRW Automotive Holdings Corp.*	3,440	181,288

		1,637,833

Distributors (0.0%)
Audiovox Corp., Class A*	3,407	29,403
Core-Mark Holding Co., Inc.*	1,065	37,903

		67,306

Diversified Consumer Services (0.2%)
DeVry, Inc.	11,400	546,972
Education Management Corp.*	2,486	44,997
Mac-Gray Corp.	2,400	35,880
Regis Corp.	7,226	119,952
Service Corp. International	30,466	251,344
Stewart Enterprises, Inc., Class A	13,700	91,653

		1,090,798

Hotels, Restaurants & Leisure (0.4%)
AFC Enterprises, Inc.*	1,400	19,460
Biglari Holdings, Inc.*	184	75,479
Bob Evans Farms, Inc.	3,541	116,711
Boyd Gaming Corp.*	8,100	85,860
Choice Hotels International, Inc.	3,040	116,341
Churchill Downs, Inc.	1,059	45,961
Cracker Barrel Old Country Store, Inc.	300	16,431
Domino’s Pizza, Inc.*	3,300	52,635
Gaylord Entertainment Co.*	4,608	165,611
International Speedway Corp., Class A	2,913	76,233
Isle of Capri Casinos, Inc.*	490	5,008
Life Time Fitness, Inc.*	805	32,997
Marcus Corp.	4,100	54,407
McCormick & Schmick’s Seafood Restaurants, Inc.*	877	7,972
Monarch Casino & Resort, Inc.*	600	7,500
Morgans Hotel Group Co.*	2,600	23,582
Multimedia Games, Inc.*	4,900	27,342
O’Charleys, Inc.*	1,566	11,275
Orient-Express Hotels Ltd., Class A*	12,400	161,076
Papa John’s International, Inc.*	856	23,711
Penn National Gaming, Inc.*	8,600	302,290
Pinnacle Entertainment, Inc.*	6,798	95,308

	Number of Shares	Value (Note 1)

Red Lion Hotels Corp.*	3,300	$26,334
Red Robin Gourmet Burgers, Inc.*	2,179	46,783
Ruby Tuesday, Inc.*	8,110	105,917
Scientific Games Corp., Class A*	2,293	22,838
Speedway Motorsports, Inc.	2,200	33,704
Vail Resorts, Inc.*	4,567	237,667
Wendy’s/Arby’s Group, Inc., Class A	22,808	105,373
Wyndham Worldwide Corp.	22,772	682,249

		2,784,055

Household Durables (1.0%)
American Greetings Corp., Class A	4,452	98,656
Beazer Homes USA, Inc.*	11,100	59,829
Blyth, Inc.	450	15,516
Brookfield Homes Corp.*	2,700	25,380
Cavco Industries, Inc.*	1,056	49,305
CSS Industries, Inc.	1,204	24,814
D.R. Horton, Inc.	36,677	437,557
Ethan Allen Interiors, Inc.	2,600	52,026
Furniture Brands International, Inc.*	3,900	20,046
Harman International Industries, Inc.*	4,686	216,962
Helen of Troy Ltd.*	3,829	113,874
Hooker Furniture Corp.	2,155	30,450
Hovnanian Enterprises, Inc., Class A*	934	3,820
Jarden Corp.	11,500	355,005
KB Home	9,769	131,784
La-Z-Boy, Inc.*	6,338	57,169
Leggett & Platt, Inc.	7,480	170,245
Lennar Corp., Class A	20,949	392,794
Libbey, Inc.*	998	15,439
M.D.C. Holdings, Inc.	46,595	1,340,538
M/I Homes, Inc.*	3,300	50,754
Meritage Homes Corp.*	4,185	92,907
Mohawk Industries, Inc.*	6,365	361,277
Pulte Group, Inc.*	42,705	321,142
Ryland Group, Inc.	5,639	96,032
Sealy Corp.*	8,800	25,696
Skyline Corp.	1,335	34,817
Standard Pacific Corp.*	12,600	57,960
Toll Brothers, Inc.*	68,301	1,297,719
Universal Electronics, Inc.*	544	15,433

		5,964,946

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	7,476	20,110
Gaiam, Inc., Class A	3,900	30,030

		50,140

Leisure Equipment & Products (0.2%)
Callaway Golf Co.	6,600	53,262
JAKKS Pacific, Inc.*	3,297	60,071
Leapfrog Enterprises, Inc.*	2,750	15,263
Mattel, Inc.	46,100	1,172,323
RC2 Corp.*	2,294	49,940

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Steinway Musical Instruments, Inc.*	1,209	$23,999

		1,374,858

Media (1.0%)
Ascent Media Corp., Class A*	1,604	62,171
Carmike Cinemas, Inc.*	500	3,860
CBS Corp., Class B	53,300	1,015,365
Central European Media Enterprises Ltd., Class A*	4,843	98,555
Cinemark Holdings, Inc.	7,188	123,921
CKX, Inc.*	3,665	14,770
Clear Channel Outdoor Holdings, Inc., Class A*	4,400	61,776
Crown Media Holdings, Inc., Class A*	2,300	6,026
Dex One Corp.*	5,917	44,141
EW Scripps Co., Class A*	5,700	57,855
Fisher Communications, Inc.*	1,500	32,700
Gannett Co., Inc.	30,725	463,640
Gray Television, Inc.*	4,100	7,667
Journal Communications, Inc., Class A*	2,925	14,771
Knology, Inc.*	1,384	21,632
Lamar Advertising Co., Class A*	6,166	245,654
Liberty Media Corp. - Capital*	9,286	580,932
Liberty Media Corp. - Starz*	6,474	430,392
LIN TV Corp., Class A*	5,400	28,620
Live Nation Entertainment, Inc.*	17,805	203,333
LodgeNet Interactive Corp.*	1,200	5,100
Madison Square Garden, Inc., Class A*	5,163	133,102
Media General, Inc., Class A*	914	5,283
Mediacom Communications Corp., Class A*	3,910	33,079
Meredith Corp.	3,091	107,103
New York Times Co., Class A*	17,059	167,178
Outdoor Channel Holdings, Inc.*	3,800	27,246
PRIMEDIA, Inc.	1,546	6,493
Regal Entertainment Group, Class A	8,091	94,988
Scholastic Corp.	3,613	106,728
Sinclair Broadcast Group, Inc., Class A	4,472	36,581
Virgin Media, Inc.	72,380	1,971,631
Warner Music Group Corp.*	7,700	43,351

		6,255,644

Multiline Retail (0.1%)
99 Cents Only Stores*	522	8,321
Dillard’s, Inc., Class A	5,070	192,356
Fred’s, Inc., Class A	4,136	56,911
Saks, Inc.*	17,094	182,906
Tuesday Morning Corp.*	5,315	28,063

		468,557

Specialty Retail (1.4%)
Aaron’s, Inc.	4,042	82,416

	Number of Shares	Value (Note 1)

Abercrombie & Fitch Co., Class A	2,948	$169,893
American Eagle Outfitters, Inc.	39,504	577,944
America’s Car-Mart, Inc.*	511	13,838
AnnTaylor Stores Corp.*	21,000	575,190
AutoNation, Inc.*	6,567	185,189
Barnes & Noble, Inc.	4,374	61,892
Best Buy Co., Inc.	62,861	2,155,504
Books-A-Million, Inc.	1,600	9,280
Borders Group, Inc.*	13,100	11,793
Brown Shoe Co., Inc.	2,036	28,362
Buckle, Inc.	248	9,367
Build-A-Bear Workshop, Inc.*	3,900	29,796
Cabela’s, Inc.*	4,947	107,597
Charming Shoppes, Inc.*	17,100	60,705
Christopher & Banks Corp.	2,700	16,605
Collective Brands, Inc.*	3,043	64,207
Conn’s, Inc.*	2,001	9,365
Dress Barn, Inc.*	954	25,205
Finish Line, Inc., Class A	4,113	70,702
Foot Locker, Inc.	19,806	388,594
GameStop Corp., Class A*	19,300	441,584
Genesco, Inc.*	2,700	101,223
Group 1 Automotive, Inc.	2,700	112,752
Haverty Furniture Cos., Inc.	1,600	20,768
HOT Topic, Inc.	2,767	17,349
Lithia Motors, Inc., Class A	3,303	47,200
MarineMax, Inc.*	904	8,452
Men’s Wearhouse, Inc.	6,479	161,845
New York & Co., Inc.*	5,900	26,078
Office Depot, Inc.*	30,346	163,868
OfficeMax, Inc.*	6,839	121,050
Pacific Sunwear of California, Inc.*	11,700	63,414
Penske Automotive Group, Inc.*	3,067	53,427
PEP Boys-Manny, Moe & Jack	5,100	68,493
RadioShack Corp.	14,311	264,610
Rent-A-Center, Inc.	8,045	259,693
Ross Stores, Inc.	17,500	1,106,875
Sally Beauty Holdings, Inc.*	2,951	42,878
Shoe Carnival, Inc.*	1,276	34,452
Signet Jewelers Ltd.*	11,029	478,659
Sonic Automotive, Inc., Class A	3,790	50,180
Stage Stores, Inc.	4,538	78,689
Stein Mart, Inc.	400	3,700
Systemax, Inc.*	300	4,230
Talbots, Inc.*	600	5,112
West Marine, Inc.*	2,925	30,947

		8,420,972

Textiles, Apparel & Luxury Goods (0.1%)
Columbia Sportswear Co.	1,337	80,621
Iconix Brand Group, Inc.*	8,678	167,572
Jones Group, Inc.	10,800	167,832
Kenneth Cole Productions, Inc., Class A*	900	11,241
K-Swiss, Inc., Class A*	2,364	29,479
Movado Group, Inc.*	2,570	41,480
Perry Ellis International, Inc.*	1,440	39,557
Quiksilver, Inc.*	14,600	74,022

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Timberland Co., Class A*	1,412	$34,721
Unifi, Inc.*	2,666	45,135

		691,660

Total Consumer Discretionary		28,806,769

Consumer Staples (4.5%)
Beverages (0.3%)
Central European Distribution Corp.*	8,600	196,940
Constellation Brands, Inc., Class A*	24,101	533,837
Hansen Natural Corp.*	1,285	67,180
Molson Coors Brewing Co., Class B	18,400	923,496

		1,721,453

Food & Staples Retailing (1.4%)
Andersons, Inc.	2,238	81,351
BJ’s Wholesale Club, Inc.*	6,466	309,721
Casey’s General Stores, Inc.	2,940	124,979
Fresh Market, Inc.*	1,265	52,118
Ingles Markets, Inc., Class A	1,050	20,160
Kroger Co.	321,097	7,179,729
Nash Finch Co.	1,245	52,925
Pantry, Inc.*	2,580	51,239
Rite Aid Corp.*	71,700	63,325
Ruddick Corp.	3,143	115,788
Spartan Stores, Inc.	3,731	63,241
SUPERVALU, Inc.	26,801	258,094
Susser Holdings Corp.*	500	6,925
Village Super Market, Inc., Class A	100	3,300
Weis Markets, Inc.	1,378	55,575
Winn-Dixie Stores, Inc.*	6,600	47,322

		8,485,792

Food Products (2.6%)
B&G Foods, Inc.	4,375	60,069
Bunge Ltd.	6,800	445,536
Chiquita Brands International, Inc.*	6,433	90,191
Corn Products International, Inc.	9,384	431,664
Cosan Ltd., Class A	3,800	51,756
Cresud S.A.C.I.F. y A. (ADR)*	61,388	1,165,144
Dean Foods Co.*	22,919	202,604
Del Monte Foods Co.	26,200	492,560
Dole Food Co., Inc.*	4,013	54,216
Farmer Bros Co.	1,000	17,800
Flowers Foods, Inc.	6,010	161,729
Fresh Del Monte Produce, Inc.	144,659	3,609,242
Griffin Land & Nurseries, Inc.	800	25,904
Hain Celestial Group, Inc.*	4,804	129,996
Harbinger Group, Inc.*	2,300	14,237
Imperial Sugar Co.	2,600	34,762
Ralcorp Holdings, Inc.*	7,037	457,475
Seneca Foods Corp., Class A*	1,353	36,504
Smart Balance, Inc.*	2,572	11,137
Smithfield Foods, Inc.*	171,140	3,530,618
TreeHouse Foods, Inc.*	4,404	225,000

	Number of Shares	Value (Note 1)

Tyson Foods, Inc., Class A	279,945	$4,820,653

		16,068,797

Household Products (0.1%)
Central Garden & Pet Co., Class A*	6,400	63,232
Energizer Holdings, Inc.*	8,849	645,092
Oil-Dri Corp. of America	990	21,275
Spectrum Brands Holdings, Inc.*	2,296	71,567

		801,166

Personal Products (0.1%)
Alberto-Culver Co.	8,398	311,062
Elizabeth Arden, Inc.*	2,812	64,704
Nutraceutical International Corp.*	1,600	22,704
Prestige Brands Holdings, Inc.*	5,371	64,183
Revlon, Inc., Class A*	1,400	13,776
Schiff Nutrition International, Inc.	1,000	9,080

		485,509

Tobacco (0.0%)
Alliance One International, Inc.*	8,679	36,799
Universal Corp.	3,359	136,711

		173,510

Total Consumer Staples		27,736,227

Energy (10.2%)
Energy Equipment & Services (2.1%)
Allis-Chalmers Energy, Inc.*	4,507	31,955
Atwood Oceanics, Inc.*	5,661	211,552
Basic Energy Services, Inc.*	4,600	75,808
Bristow Group, Inc.*	64,777	3,067,191
Cal Dive International, Inc.*	11,899	67,467
Cie Generale de Geophysique-Veritas (ADR)*	21,120	646,061
Complete Production Services, Inc.*	9,643	284,951
Dawson Geophysical Co.*	1,516	48,360
Ensco plc (ADR)	16,000	854,080
Exterran Holdings, Inc.*	7,161	171,506
Global Industries Ltd.*	16,132	111,795
Gulf Island Fabrication, Inc.	2,300	64,814
Gulfmark Offshore, Inc., Class A*	2,941	89,406
Helix Energy Solutions Group, Inc.*	13,038	158,281
Helmerich & Payne, Inc.	11,839	573,955
Hercules Offshore, Inc.*	9,800	33,908
Hornbeck Offshore Services, Inc.*	2,874	60,009
Key Energy Services, Inc.*	15,200	197,296
Matrix Service Co.*	3,900	47,502
Natural Gas Services Group, Inc.*	2,006	37,933
Newpark Resources, Inc.*	12,498	76,988
Oceaneering International, Inc.*	6,962	512,612
Oil States International, Inc.*	6,238	399,793

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

OYO Geospace Corp.*	137	$13,578
Parker Drilling Co.*	19,324	88,311
Patterson-UTI Energy, Inc.	19,109	411,799
PHI, Inc. (Non-Voting)*	1,700	32,028
Pioneer Drilling Co.*	5,907	52,041
Rowan Cos., Inc.*	13,869	484,167
SEACOR Holdings, Inc.	2,900	293,161
Solar Cayman Ltd.*†§ (b)	141,300	62,172
Superior Energy Services, Inc.*	9,204	322,048
T-3 Energy Services, Inc.*	2,005	79,859
Tesco Corp.*	1,490	23,661
TETRA Technologies, Inc.*	7,995	94,901
Tidewater, Inc.	6,479	348,829
Union Drilling, Inc.*	2,000	14,560
Unit Corp.*	5,090	236,583
Vantage Drilling Co.*	20,000	40,600
Weatherford International Ltd.*	116,828	2,663,678
Willbros Group, Inc.*	2,761	27,113

		13,112,312

Oil, Gas & Consumable Fuels (8.1%)
Alpha Natural Resources, Inc.*	13,253	795,578
Approach Resources, Inc.*	2,000	46,200
Arch Coal, Inc.	137,809	4,831,584
Atlas Energy, Inc.*	2,782	122,325
ATP Oil & Gas Corp.*	5,633	94,296
Berry Petroleum Co., Class A	6,269	273,955
Bill Barrett Corp.*	5,681	233,660
BPZ Resources, Inc.*	8,368	39,832
Cabot Oil & Gas Corp.	34,692	1,313,092
Cameco Corp.	167,467	6,762,317
Cheniere Energy, Inc.*	7,200	39,744
Chesapeake Energy Corp.	260,633	6,753,001
Clayton Williams Energy, Inc.*	135	11,336
Cloud Peak Energy, Inc.*	2,805	65,160
Cobalt International Energy, Inc.*	36,276	442,930
Comstock Resources, Inc.*	5,878	144,364
Consol Energy, Inc.	75,759	3,692,494
Contango Oil & Gas Co.*	443	25,663
Crosstex Energy, Inc.	4,437	39,312
CVR Energy, Inc.*	4,700	71,346
Delek U.S. Holdings, Inc.	3,700	26,936
Delta Petroleum Corp.*	21,600	16,416
DHT Holdings, Inc.	10,600	49,290
Energy Partners Ltd.*	2,200	32,692
Forest Oil Corp.*	5,346	202,988
Frontier Oil Corp.*	13,497	243,081
Frontline Ltd.	1,568	39,780
Gastar Exploration Ltd.*	1,690	7,267
General Maritime Corp.	5,800	18,850
GeoResources, Inc.*	1,400	31,094
GMX Resources, Inc.*	3,724	20,556
Golar LNG Ltd.	3,709	55,672
Goodrich Petroleum Corp.*	3,186	56,201
Green Plains Renewable Energy, Inc.*	2,300	25,898
Harvest Natural Resources, Inc.*	5,145	62,615
Holly Corp.	1,808	73,712
International Coal Group, Inc.*	13,100	101,394

	Number of Shares	Value (Note 1)

Knightsbridge Tankers Ltd.	2,675	$59,572
Massey Energy Co.	13,009	697,933
Miller Petroleum, Inc.*	1,299	6,755
Newfield Exploration Co.*	17,760	1,280,674
Nexen, Inc.	148,506	3,400,787
Nordic American Tanker Shipping Ltd.	6,073	158,019
Oasis Petroleum, Inc.*	3,071	83,286
Overseas Shipholding Group, Inc.	16,689	591,124
Patriot Coal Corp.*	9,954	192,809
Penn Virginia Corp.	5,400	90,828
Petrobras Argentina S.A. (ADR)	119,492	3,152,199
Petroleum Development Corp.*	2,602	109,830
PetroQuest Energy, Inc.*	6,511	49,028
Plains Exploration & Production Co.*	17,690	568,557
Quicksilver Resources, Inc.*	51,576	760,230
Range Resources Corp.	63,889	2,873,727
Resolute Energy Corp.*	4,373	64,546
REX American Resources Corp.*	1,293	19,861
Rex Energy Corp.*	3,205	43,748
Rosetta Resources, Inc.*	2,740	103,134
SandRidge Energy, Inc.*	20,744	151,846
Ship Finance International Ltd.	5,649	121,566
SM Energy Co.	2,726	160,643
Southern Union Co.	15,587	375,179
Stone Energy Corp.*	4,700	104,763
Swift Energy Co.*	4,775	186,941
Teekay Corp.	5,361	177,342
Teekay Tankers Ltd., Class A	1,317	16,252
Tesoro Corp.*	328,320	6,087,053
USEC, Inc.*	16,617	100,034
VAALCO Energy, Inc.*	8,406	60,187
Venoco, Inc.*	2,100	38,745
W&T Offshore, Inc.	3,405	60,847
Warren Resources, Inc.*	6,700	30,284
Western Refining, Inc.*	6,600	69,828
Whiting Petroleum Corp.*	6,847	802,400
World Fuel Services Corp.	3,383	122,329

		49,835,517

Total Energy		62,947,829

Financials (16.7%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	11,400	1,131,108
American Capital Ltd.*	41,977	317,346
Ameriprise Financial, Inc.	18,140	1,043,957
Apollo Investment Corp.	23,084	255,540
Ares Capital Corp.	24,488	403,562
Artio Global Investors, Inc.	1,300	19,175
BlackRock Kelso Capital Corp.	7,164	79,234
Calamos Asset Management, Inc., Class A	2,200	30,800
Capital Southwest Corp.	499	51,796
Cohen & Steers, Inc.	400	10,440
Cowen Group, Inc., Class A*	3,900	18,174

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Daiwa Securities Group, Inc. (ADR)	831,815	$4,317,120
E*TRADE Financial Corp.*	28,096	449,536
Evercore Partners, Inc., Class A	553	18,802
FBR Capital Markets Corp.*	4,800	18,336
Federated Investors, Inc., Class B	3,600	94,212
Fifth Street Finance Corp.	5,194	63,055
GAMCO Investors, Inc., Class A	549	26,357
Gladstone Capital Corp.	2,323	26,761
Gladstone Investment Corp.	5,500	42,075
Harris & Harris Group, Inc.*	6,500	28,470
Hercules Technology Growth Capital, Inc.	2,733	28,314
International Assets Holding Corp.*	1,242	29,311
Internet Capital Group, Inc.*	3,924	55,799
Invesco Ltd.	56,000	1,347,360
Investment Technology Group, Inc.*	5,550	90,854
Janus Capital Group, Inc.	21,140	274,186
Jefferies Group, Inc.	14,730	392,260
JMP Group, Inc.	3,300	25,179
KBW, Inc.	1,800	50,256
Knight Capital Group, Inc., Class A*	11,949	164,777
LaBranche & Co., Inc.*	8,900	32,040
LPL Investment Holdings, Inc.*	1,706	62,047
Main Street Capital Corp.	1,179	21,446
MCG Capital Corp.	11,500	80,155
Medallion Financial Corp.	3,190	26,158
MF Global Holdings Ltd.*	14,560	121,722
MVC Capital, Inc.	3,915	57,159
NGP Capital Resources Co.	4,531	41,685
Oppenheimer Holdings, Inc., Class A	1,506	39,472
PennantPark Investment Corp.	3,356	41,077
Penson Worldwide, Inc.*	1,800	8,802
Piper Jaffray Cos., Inc.*	2,200	77,022
Prospect Capital Corp.	7,149	77,209
Raymond James Financial, Inc.	12,565	410,876
Safeguard Scientifics, Inc.*	3,183	54,366
Sanders Morris Harris Group, Inc.	4,800	34,800
Solar Capital Ltd.	58,418	1,447,598
Stifel Financial Corp.*	395	24,506
SWS Group, Inc.	2,730	13,786
TD Ameritrade Holding Corp.	49,080	932,029
TICC Capital Corp.	5,141	57,631
TradeStation Group, Inc.*	3,332	22,491
Triangle Capital Corp.	899	17,081
Virtus Investment Partners, Inc.*	546	24,772

		14,630,082

Commercial Banks (3.4%)
1st Source Corp.	2,568	51,976
Alliance Financial Corp./New York	1,000	32,350
American National Bankshares, Inc.	1,500	35,325

	Number of Shares	Value (Note 1)

Ameris Bancorp*	3,394	$35,773
Ames National Corp.	900	19,503
Arrow Financial Corp.	954	26,245
Associated Banc-Corp	21,229	321,619
BancFirst Corp.	1,154	47,533
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,100	38,766
Bancorp Rhode Island, Inc.	900	26,181
Bancorp, Inc./Delaware*	4,700	47,799
BancorpSouth, Inc.	9,968	158,990
Bank of Hawaii Corp.	4,430	209,140
Bank of Marin Bancorp/California	300	10,500
Bank of the Ozarks, Inc.	1,319	57,179
BOK Financial Corp.	3,193	170,506
Boston Private Financial Holdings, Inc.	10,439	68,375
Bridge Bancorp, Inc.	300	7,395
Bryn Mawr Bank Corp.	1,600	27,920
Camden National Corp.	1,457	52,787
Capital City Bank Group, Inc.	2,173	27,380
CapitalSource, Inc.	40,825	289,858
Cardinal Financial Corp.	4,100	47,683
Cathay General Bancorp	9,926	165,764
Centerstate Banks, Inc.	3,600	28,512
Century Bancorp, Inc./Massachusetts, Class A	879	23,548
Chemical Financial Corp.	3,471	76,883
Citizens & Northern Corp.	2,100	31,206
Citizens Republic Bancorp, Inc.*	41,421	25,474
City Holding Co.	1,553	56,265
City National Corp./California	5,759	353,372
CNB Financial Corp./Pennsylvania	1,100	16,291
CoBiz Financial, Inc.	6,800	41,344
Columbia Banking System, Inc.	4,797	101,025
Comerica, Inc.	33,940	1,433,626
Commerce Bancshares, Inc./Missouri	9,631	382,640
Community Bank System, Inc.	3,868	107,414
Community Trust Bancorp, Inc.	2,269	65,710
Cullen/Frost Bankers, Inc.	6,576	401,925
CVB Financial Corp.	10,323	89,500
Danvers Bancorp, Inc.	1,765	31,188
Eagle Bancorp, Inc.*	3,400	49,062
East West Bancorp, Inc.	19,300	377,315
Enterprise Financial Services Corp.	1,800	18,828
F.N.B. Corp./Pennsylvania	12,945	127,120
Financial Institutions, Inc.	1,861	35,303
First Bancorp, Inc./Maine	2,000	31,580
First Bancorp/North Carolina	2,500	38,275
First Busey Corp.	3,524	16,563
First Citizens BancShares, Inc./North Carolina, Class A	688	130,066
First Commonwealth Financial Corp.	14,300	101,244
First Community Bancshares, Inc./Virginia	2,612	39,023

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

First Financial Bancorp	6,800	$125,664
First Financial Bankshares, Inc.	1,103	56,452
First Financial Corp./Indiana	1,862	65,431
First Horizon National Corp.*	31,279	368,464
First Merchants Corp.	2,055	18,207
First Midwest Bancorp, Inc./Illinois	9,177	105,719
First of Long Island Corp.	1,100	31,801
First South Bancorp, Inc./North Carolina	1,900	12,293
FirstMerit Corp.	13,640	269,936
Fulton Financial Corp.	23,591	243,931
German American Bancorp, Inc.	2,448	45,080
Glacier Bancorp, Inc.	8,500	128,435
Great Southern Bancorp, Inc.	1,612	38,027
Green Bankshares, Inc.*	432	1,382
Hancock Holding Co.	3,470	120,964
Heartland Financial USA, Inc.	2,374	41,450
Heritage Financial Corp./Washington*	1,800	25,056
Home Bancorp, Inc.*	2,200	30,404
Home Bancshares, Inc./Arkansas	2,534	55,824
Huntington Bancshares, Inc./Ohio	180,263	1,238,407
IBERIABANK Corp.	3,300	195,129
Independent Bank Corp./Massachusetts	2,334	63,135
International Bancshares Corp.	6,330	126,790
Investors Bancorp, Inc.*	4,851	63,645
Lakeland Bancorp, Inc.	4,018	44,077
Lakeland Financial Corp.	1,435	30,795
MainSource Financial Group, Inc.	1,462	15,219
Marshall & Ilsley Corp.	68,899	476,781
MB Financial, Inc.	6,526	113,030
Merchants Bancshares, Inc.	1,200	33,072
Metro Bancorp, Inc.*	1,400	15,414
Midsouth Bancorp, Inc.	1,100	16,896
Nara Bancorp, Inc.*	4,600	45,172
National Bankshares, Inc./Virginia	1,447	45,566
National Penn Bancshares, Inc.	14,800	118,844
NBT Bancorp, Inc.	3,700	89,355
Northfield Bancorp, Inc./New Jersey	3,400	45,288
Old National Bancorp/Indiana	10,093	120,006
OmniAmerican Bancorp, Inc.*	1,500	20,325
Oriental Financial Group, Inc.	3,893	48,624
Orrstown Financial Services, Inc.	700	19,187
Pacific Continental Corp.	4,200	42,252
PacWest Bancorp	3,453	73,825
Park National Corp.	1,411	102,537
Peapack-Gladstone Financial Corp.	1,995	26,035
Penns Woods Bancorp, Inc.	400	15,920
Peoples Bancorp, Inc./Ohio	1,432	22,411
Pinnacle Financial Partners, Inc.*	3,911	53,111

	Number of Shares	Value (Note 1)

Popular, Inc.*	403,829	$1,268,023
Porter Bancorp, Inc.	771	7,949
PrivateBancorp, Inc.	6,577	94,577
Prosperity Bancshares, Inc.	5,648	221,853
Renasant Corp.	3,441	58,187
Republic Bancorp, Inc./Kentucky, Class A	837	19,879
S&T Bancorp, Inc.	2,746	62,032
Sandy Spring Bancorp, Inc.	3,530	65,058
SCBT Financial Corp.	1,411	46,210
Sierra Bancorp	1,600	17,168
Simmons First National Corp., Class A	1,711	48,764
Southside Bancshares, Inc.	2,493	52,528
Southwest Bancorp, Inc./Oklahoma*	2,060	25,544
State Bancorp, Inc./New York	3,530	32,653
StellarOne Corp.	3,750	54,525
Sterling Bancorp/New York	3,500	36,645
Sterling Bancshares, Inc./Texas	11,000	77,220
Suffolk Bancorp	800	19,744
Sumitomo Trust & Banking Co., Ltd. (ADR)	569,772	3,612,355
Susquehanna Bancshares, Inc.	15,900	153,912
SVB Financial Group*	5,269	279,520
SY Bancorp, Inc.	1,700	41,735
Synovus Financial Corp.	95,078	251,006
TCF Financial Corp.	17,802	263,648
Texas Capital Bancshares, Inc.*	4,392	93,418
Tompkins Financial Corp.	1,339	52,435
Tower Bancorp, Inc.	900	19,836
TowneBank/Virginia	3,664	58,221
Trico Bancshares	2,463	39,777
Trustmark Corp.	7,291	181,108
UMB Financial Corp.	3,803	157,520
Umpqua Holdings Corp.	40,200	489,636
Union First Market Bankshares Corp.	3,446	50,932
United Bankshares, Inc.	4,678	136,598
United Community Banks, Inc./Georgia*	10,777	21,015
Univest Corp. of Pennsylvania	2,802	53,714
Valley National Bancorp	19,496	278,793
Washington Banking Co.	1,127	15,451
Washington Trust Bancorp, Inc.	2,571	56,254
Webster Financial Corp.	8,167	160,890
WesBanco, Inc.	3,452	65,450
West Bancorp, Inc.	3,300	25,707
West Coast Bancorp/Oregon*	6,611	18,643
Westamerica Bancorp	2,065	114,546
Western Alliance Bancorp*	7,140	52,550
Whitney Holding Corp./Louisiana	12,000	169,800
Wilmington Trust Corp.	11,037	47,901
Wilshire Bancorp, Inc.	4,000	30,480
Wintrust Financial Corp.	3,856	127,364
Zions Bancorp	20,858	505,389

		21,146,380

Consumer Finance (0.0%)
Advance America Cash Advance Centers, Inc.	3,534	19,932

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Cash America International, Inc.	2,848	$105,177
CompuCredit Holdings Corp.*	2,100	14,658
First Marblehead Corp.*	12,900	27,993
Nelnet, Inc., Class A	2,901	68,725
Student Loan Corp.	303	9,829
World Acceptance Corp.*	1,222	64,521

		310,835

Diversified Financial Services (0.6%)
Asset Acceptance Capital Corp.*	2,300	13,639
California First National Bancorp	500	7,215
Compass Diversified Holdings	3,000	53,070
Encore Capital Group, Inc.*	905	21,222
Guoco Group Ltd. (ADR)	47,957	1,283,329
NewStar Financial, Inc.*	4,500	47,565
PHH Corp.*	105,110	2,433,297
PICO Holdings, Inc.*	2,774	88,213
Primus Guaranty Ltd.*	2,100	10,668

		3,958,218

Insurance (5.8%)
Alleghany Corp.*	821	251,530
Allied World Assurance Co. Holdings Ltd.	5,376	319,549
Alterra Capital Holdings Ltd.	12,181	263,597
American Equity Investment Life Holding Co.	6,491	81,462
American Financial Group, Inc./Ohio	10,482	338,464
American National Insurance Co.	1,042	89,216
American Safety Insurance Holdings Ltd.*	1,900	40,622
AMERISAFE, Inc.*	2,931	51,293
Amtrust Financial Services, Inc.	3,611	63,193
Aon Corp.	51,576	2,373,012
Arch Capital Group Ltd.*	18,900	1,664,145
Argo Group International Holdings Ltd.	3,500	131,075
Arthur J. Gallagher & Co.	9,814	285,391
Aspen Insurance Holdings Ltd.	10,059	287,889
Assured Guaranty Ltd.	23,328	412,906
Axis Capital Holdings Ltd.	95,547	3,428,226
Baldwin & Lyons, Inc., Class B	1,566	36,848
Brown & Brown, Inc.	6,676	159,823
Citizens, Inc./Texas*	2,080	15,496
CNA Financial Corp.*	55,858	1,510,959
CNA Surety Corp.*	2,885	68,317
CNO Financial Group, Inc.*	28,215	191,298
Delphi Financial Group, Inc., Class A	5,779	166,666
Donegal Group, Inc., Class A	2,356	34,115
EMC Insurance Group, Inc.	890	20,150
Employers Holdings, Inc.	6,054	105,824
Endurance Specialty Holdings Ltd.	4,752	218,925
Enstar Group Ltd.*	906	76,629
Erie Indemnity Co., Class A	839	54,929
Everest Reinsurance Group Ltd.	11,420	968,644

	Number of Shares	Value (Note 1)

FBL Financial Group, Inc., Class A	1,800	$51,606
Fidelity National Financial, Inc., Class A	82,002	1,121,787
First American Financial Corp.	11,651	174,066
First Mercury Financial Corp.	1,900	31,160
Flagstone Reinsurance Holdings S.A.	7,400	93,240
FPIC Insurance Group, Inc.*	1,611	59,543
Global Indemnity plc*	2,315	47,342
Greenlight Capital Reinsurance Ltd., Class A*	3,100	83,111
Hallmark Financial Services*	2,200	20,020
Hanover Insurance Group, Inc.	4,900	228,928
Harleysville Group, Inc.	1,670	61,356
HCC Insurance Holdings, Inc.	14,064	407,012
Hilltop Holdings, Inc.*	3,400	33,728
Horace Mann Educators Corp.	4,274	77,103
Infinity Property & Casualty Corp.	1,708	105,554
Kansas City Life Insurance Co.	801	26,457
Loews Corp.	80,401	3,128,403
Maiden Holdings Ltd.	8,612	67,690
Markel Corp.*	1,264	477,956
Marsh & McLennan Cos., Inc.	165,690	4,529,965
MBIA, Inc.*	19,276	231,119
Meadowbrook Insurance Group, Inc.	8,749	89,677
Mercury General Corp.	3,058	131,525
Montpelier Reinsurance Holdings Ltd.	8,200	163,508
National Financial Partners Corp.*	6,152	82,437
National Interstate Corp.	1,330	28,462
National Western Life Insurance Co., Class A	370	61,686
Navigators Group, Inc.*	1,389	69,936
Old Republic International Corp.	32,794	446,982
OneBeacon Insurance Group Ltd., Class A	1,746	26,469
Phoenix Cos., Inc.*	8,827	22,421
Platinum Underwriters Holdings Ltd.	32,626	1,467,191
Presidential Life Corp.	3,993	39,650
Primerica, Inc.	3,039	73,696
Principal Financial Group, Inc.	38,500	1,253,560
ProAssurance Corp.*	4,100	248,460
Protective Life Corp.	10,590	282,118
Reinsurance Group of America, Inc.	43,537	2,338,372
RenaissanceReinsurance Holdings Ltd.	6,933	441,563
RLI Corp.	2,318	121,857
Safety Insurance Group, Inc.	1,736	82,582
SeaBright Holdings, Inc.	4,900	45,178
Selective Insurance Group, Inc.	7,386	134,056
StanCorp Financial Group, Inc.	6,001	270,885
State Auto Financial Corp.	2,347	40,885
Stewart Information Services Corp.	1,426	16,442

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Symetra Financial Corp.	3,747	$51,334
Tower Group, Inc.	2,799	71,598
Transatlantic Holdings, Inc.	8,128	419,567
United Fire & Casualty Co.	3,248	72,495
Unitrin, Inc.	5,972	146,553
Universal Insurance Holdings, Inc.	1,300	6,331
Unum Group	65,400	1,583,988
Validus Holdings Ltd.	8,301	254,094
Wesco Financial Corp.	159	58,577
White Mountains Insurance Group Ltd.	997	334,593

		35,746,067

Real Estate Investment Trusts (REITs) (3.8%)
Acadia Realty Trust (REIT)	4,920	89,741
Agree Realty Corp. (REIT)	1,600	41,904
Alexander’s, Inc. (REIT)	100	41,228
Alexandria Real Estate Equities, Inc. (REIT)	6,900	505,494
AMB Property Corp. (REIT)	37,251	1,181,229
American Campus Communities, Inc. (REIT)	8,249	261,988
American Capital Agency Corp. (REIT)	6,368	183,016
Anworth Mortgage Asset Corp. (REIT)	11,800	82,600
Apartment Investment & Management Co. (REIT), Class A	8,033	207,573
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,102	34,368
Ashford Hospitality Trust, Inc. (REIT)*	4,283	41,331
Associated Estates Realty Corp. (REIT)	2,300	35,167
BioMed Realty Trust, Inc. (REIT)	16,508	307,874
Brandywine Realty Trust (REIT)	18,704	217,902
BRE Properties, Inc. (REIT)	7,858	341,823
Camden Property Trust (REIT)	8,173	441,179
CapLease, Inc. (REIT)	10,800	62,856
Capstead Mortgage Corp. (REIT)	7,200	90,648
CBL & Associates Properties, Inc. (REIT)	18,045	315,788
Cedar Shopping Centers, Inc. (REIT)	8,905	56,012
Chesapeake Lodging Trust (REIT)	1,500	28,215
Chimera Investment Corp. (REIT)	126,750	520,943
Cogdell Spencer, Inc. (REIT)	7,100	41,180
Colonial Properties Trust (REIT)	9,703	175,139
Colony Financial, Inc. (REIT)	2,544	50,931
CommonWealth REIT (REIT)	9,227	235,381
Corporate Office Properties Trust/Maryland (REIT)	7,142	249,613
Cousins Properties, Inc. (REIT)	12,071	100,672

	Number of Shares	Value (Note 1)

CreXus Investment Corp. (REIT)	3,400	$44,540
Cypress Sharpridge Investments, Inc. (REIT)	3,322	42,887
DCT Industrial Trust, Inc. (REIT)	27,906	148,181
Developers Diversified Realty Corp. (REIT)	26,228	369,553
DiamondRock Hospitality Co. (REIT)*	18,150	217,800
Douglas Emmett, Inc. (REIT)	15,600	258,960
Duke Realty Corp. (REIT)	93,618	1,166,480
DuPont Fabros Technology, Inc. (REIT)	3,067	65,235
Dynex Capital, Inc. (REIT)	3,903	42,621
EastGroup Properties, Inc. (REIT)	1,414	59,840
Education Realty Trust, Inc. (REIT)	11,000	85,470
Entertainment Properties Trust (REIT)	5,692	263,255
Equity Lifestyle Properties, Inc. (REIT)	800	44,744
Equity One, Inc. (REIT)	4,865	88,446
Essex Property Trust, Inc. (REIT)	2,432	277,783
Extra Space Storage, Inc. (REIT)	11,800	205,320
Federal Realty Investment Trust (REIT)	3,352	261,221
FelCor Lodging Trust, Inc. (REIT)*	6,162	43,380
First Industrial Realty Trust, Inc. (REIT)*	9,900	86,724
First Potomac Realty Trust (REIT)	5,755	96,799
Franklin Street Properties Corp. (REIT)	10,088	143,754
Getty Realty Corp. (REIT)	2,400	75,072
Gladstone Commercial Corp. (REIT)	1,000	18,830
Glimcher Realty Trust (REIT)	10,473	87,973
Government Properties Income Trust (REIT)	3,000	80,370
Hatteras Financial Corp. (REIT)	5,802	175,627
Health Care REIT, Inc. (REIT)	18,420	877,529
Healthcare Realty Trust, Inc. (REIT)	7,119	150,709
Hersha Hospitality Trust (REIT)	17,833	117,698
Highwoods Properties, Inc. (REIT)	7,800	248,430
Home Properties, Inc. (REIT)	3,574	198,321
Hospitality Properties Trust (REIT)	15,534	357,903
Inland Real Estate Corp. (REIT)	12,300	108,240
Invesco Mortgage Capital, Inc. (REIT)	5,010	109,418
Investors Real Estate Trust (REIT)	12,100	108,537

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

iStar Financial, Inc. (REIT)*	11,791	$92,206
Kilroy Realty Corp. (REIT)	6,610	241,067
Kite Realty Group Trust (REIT)	9,479	51,281
LaSalle Hotel Properties (REIT)	8,611	227,330
Lexington Realty Trust (REIT)	16,195	128,750
Liberty Property Trust (REIT)	13,872	442,794
LTC Properties, Inc. (REIT)	3,161	88,761
Macerich Co. (REIT)	16,395	776,631
Mack-Cali Realty Corp. (REIT)	9,783	323,426
Medical Properties Trust, Inc. (REIT)	12,800	138,624
MFA Financial, Inc. (REIT)	34,800	283,968
Mid-America Apartment Communities, Inc. (REIT)	1,500	95,235
Mission West Properties, Inc. (REIT)	5,000	33,450
Monmouth Real Estate Investment Corp. (REIT), Class A	5,500	46,750
MPG Office Trust, Inc. (REIT)*	3,661	10,068
National Health Investors, Inc. (REIT)	2,061	92,786
National Retail Properties, Inc. (REIT)	9,900	262,350
Nationwide Health Properties, Inc. (REIT)	15,132	550,502
Newcastle Investment Corp. (REIT)*	4,368	29,266
NorthStar Realty Finance Corp. (REIT)	1,793	8,517
Omega Healthcare Investors, Inc. (REIT)	9,980	223,951
Parkway Properties, Inc./Maryland (REIT)	3,378	59,183
Pebblebrook Hotel Trust (REIT)	2,969	60,330
Pennsylvania Real Estate Investment Trust (REIT)	6,500	94,445
PennyMac Mortgage Investment Trust (REIT)	3,200	58,080
Piedmont Office Realty Trust, Inc. (REIT), Class A	6,615	133,226
Plum Creek Timber Co., Inc. (REIT)	17,700	662,865
Post Properties, Inc. (REIT)	5,800	210,540
Potlatch Corp. (REIT)	2,024	65,881
ProLogis (REIT)	16,700	241,148
PS Business Parks, Inc. (REIT)	1,536	85,586
RAIT Financial Trust (REIT)*	3,804	8,331
Ramco-Gershenson Properties Trust (REIT)	5,600	69,720
Rayonier, Inc. (REIT)	7,133	374,625
Realty Income Corp. (REIT)	13,936	476,611
Redwood Trust, Inc. (REIT)	10,700	159,751
Regency Centers Corp. (REIT)	10,711	452,433
Resource Capital Corp. (REIT)	7,100	52,398
Retail Opportunity Investments Corp. (REIT)	5,278	52,305
Sabra Healthcare REIT, Inc. (REIT)	3,148	57,923

	Number of Shares	Value (Note 1)

Saul Centers, Inc. (REIT)	453	$21,450
Senior Housing Properties Trust (REIT)	17,834	391,278
SL Green Realty Corp. (REIT)	9,827	663,421
Sovran Self Storage, Inc. (REIT)	3,200	117,792
Strategic Hotels & Resorts, Inc. (REIT)*	12,900	68,241
Sun Communities, Inc. (REIT)	2,637	87,838
Sunstone Hotel Investors, Inc. (REIT)*	13,813	142,688
Tanger Factory Outlet Centers (REIT)	2,000	102,380
Taubman Centers, Inc. (REIT)	6,900	348,312
Terreno Realty Corp. (REIT)*	1,800	32,274
UDR, Inc. (REIT)	21,389	503,069
UMH Properties, Inc. (REIT)	1,700	17,340
Universal Health Realty Income Trust (REIT)	1,056	38,576
Urstadt Biddle Properties, Inc. (REIT), Class A	3,459	67,278
U-Store-It Trust (REIT)	13,300	126,749
Walter Investment Management Corp. (REIT)	3,765	67,544
Washington Real Estate Investment Trust (REIT)	6,300	195,237
Weingarten Realty Investors (REIT)	14,745	350,341
Winthrop Realty Trust (REIT)	3,334	42,642

		23,576,989

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	1,573	31,177
Campus Crest Communities, Inc. (REIT)	3,484	48,846
Consolidated-Tomoka Land Co.	1,172	33,871
Forest City Enterprises, Inc., Class A*	16,400	273,716
Forestar Group, Inc.*	4,950	95,535

		483,145

Thrifts & Mortgage Finance (0.6%)
Abington Bancorp, Inc.	700	8,351
Astoria Financial Corp.	10,500	146,055
Bank Mutual Corp.	9,300	44,454
BankFinancial Corp.	5,500	53,625
Beneficial Mutual Bancorp, Inc.*	45,085	398,101
Berkshire Hills Bancorp, Inc.	2,363	52,222
Brookline Bancorp, Inc.	5,744	62,322
Capitol Federal Financial, Inc.	35,615	424,177
Clifton Savings Bancorp, Inc.	2,500	27,025
Dime Community Bancshares, Inc.	2,355	34,359
ESB Financial Corp.	2,300	37,352
ESSA Bancorp, Inc.	3,900	51,558
Farmer Mac, Class C	596	9,727
First Financial Holdings, Inc.	2,772	31,906
First Niagara Financial Group, Inc.	26,012	363,648
Flagstar Bancorp, Inc.*	4,970	8,101
Flushing Financial Corp.	3,040	42,560

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Fox Chase Bancorp, Inc.*	1,389	$16,460
Heritage Financial Group, Inc.	335	4,161
Home Federal Bancorp, Inc./Idaho	3,398	41,693
Kaiser Federal Financial Group, Inc.	719	8,326
Kearny Financial Corp.	1,800	15,480
Meridian Interstate Bancorp, Inc.*	2,600	30,654
MGIC Investment Corp.*	25,800	262,902
NASB Financial, Inc.	1,000	16,760
NewAlliance Bancshares, Inc.	11,765	176,240
Northwest Bancshares, Inc.	13,990	164,522
OceanFirst Financial Corp.	2,200	28,314
Ocwen Financial Corp.*	7,871	75,089
Oritani Financial Corp.	4,841	59,254
PMI Group, Inc.*	16,501	54,453
Provident Financial Services, Inc.	6,400	96,832
Provident New York Bancorp	7,200	75,528
Radian Group, Inc.	16,596	133,930
Rockville Financial, Inc.	2,200	26,884
Roma Financial Corp.	1,200	12,720
Territorial Bancorp, Inc.	2,500	49,775
TFS Financial Corp.	9,843	88,784
TrustCo Bank Corp. NY	4,451	28,219
United Financial Bancorp, Inc.	967	14,766
Washington Federal, Inc.	13,647	230,907
Waterstone Financial, Inc.*	1,968	6,396
Westfield Financial, Inc.	3,500	32,375
WSFS Financial Corp.	500	23,720

		3,570,687

Total Financials		103,422,403

Health Care (5.6%)
Biotechnology (0.1%)
Alkermes, Inc.*	8,649	106,210
Celera Corp.*	9,845	62,023
Enzon Pharmaceuticals, Inc.*	733	8,921
Exelixis, Inc.*	4,252	34,909
Infinity Pharmaceuticals, Inc.*	920	5,456
Martek Biosciences Corp.*	4,755	148,831
Maxygen, Inc.	3,833	15,064
Progenics Pharmaceuticals, Inc.*	964	5,263

		386,677

Health Care Equipment & Supplies (1.3%)
Alere, Inc.*	8,011	293,203
Analogic Corp.	650	32,181
AngioDynamics, Inc.*	3,389	52,089
Beckman Coulter, Inc.	8,852	665,936
Cantel Medical Corp.	1,731	40,505
CONMED Corp.*	4,023	106,328
Cooper Cos., Inc.	5,171	291,334
CryoLife, Inc.*	2,323	12,591
Cutera, Inc.*	1,318	10,926
Cynosure, Inc., Class A*	1,065	10,895
DynaVox, Inc., Class A*	346	1,775
Greatbatch, Inc.*	3,458	83,511
Hill-Rom Holdings, Inc.	1,932	76,063
Hologic, Inc.*	33,471	629,924

	Number of Shares	Value (Note 1)

Invacare Corp.	3,699	$111,562
Kinetic Concepts, Inc.*	7,553	316,320
Medical Action Industries, Inc.*	1,793	17,177
Palomar Medical Technologies, Inc.*	1,103	15,674
RTI Biologics, Inc.*	4,065	10,853
Symmetry Medical, Inc.*	4,774	44,159
Syneron Medical Ltd.*	1,555	15,845
Teleflex, Inc.	4,498	242,037
Wright Medical Group, Inc.*	392	6,088
Young Innovations, Inc.	587	18,790
Zimmer Holdings, Inc.*	87,573	4,700,919

		7,806,685

Health Care Providers & Services (2.9%)
Aetna, Inc.	184,798	5,638,187
Allied Healthcare International, Inc.*	9,400	23,594
American Dental Partners, Inc.*	1,646	22,237
AMERIGROUP Corp.*	5,680	249,466
AmerisourceBergen Corp.	39,380	1,343,646
Amsurg Corp.*	3,660	76,677
Assisted Living Concepts, Inc., Class A*	1,528	49,706
Brookdale Senior Living, Inc.*	22,273	476,865
Capital Senior Living Corp.*	6,200	41,540
CardioNet, Inc.*	996	4,661
Centene Corp.*	6,254	158,476
Chindex International, Inc.*	1,110	18,304
CIGNA Corp.	50,500	1,851,330
Community Health Systems, Inc.*	3,984	148,882
Coventry Health Care, Inc.*	18,680	493,152
Cross Country Healthcare, Inc.*	3,412	28,900
Gentiva Health Services, Inc.*	2,429	64,611
Hanger Orthopedic Group, Inc.*	1,800	38,142
Health Net, Inc.*	12,192	332,720
Healthspring, Inc.*	7,199	190,989
Healthways, Inc.*	4,191	46,772
Humana, Inc.*	40,128	2,196,607
Kindred Healthcare, Inc.*	4,697	86,284
LifePoint Hospitals, Inc.*	6,871	252,509
Magellan Health Services, Inc.*	4,157	196,543
MedCath Corp.*	3,600	50,220
MEDNAX, Inc.*	679	45,690
Molina Healthcare, Inc.*	1,100	30,635
National Healthcare Corp.	1,100	50,897
Omnicare, Inc.	101,796	2,584,600
Owens & Minor, Inc.	1,930	56,800
PharMerica Corp.*	383	4,385
RehabCare Group, Inc.*	2,675	63,398
Select Medical Holdings Corp.*	5,248	38,363
Skilled Healthcare Group, Inc., Class A*	4,900	44,002
Sun Healthcare Group, Inc.*	3,148	39,854
Team Health Holdings, Inc.*	10,100	156,954
Tenet Healthcare Corp.*	19,100	127,779
Triple-S Management Corp., Class B*	3,049	58,175
U.S. Physical Therapy, Inc.*	962	19,067
Universal American Corp.	3,565	72,904

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Universal Health Services, Inc., Class B	10,681	$463,769
WellCare Health Plans, Inc.*	5,374	162,402

		18,100,694

Health Care Technology (0.0%)
Emdeon, Inc., Class A*	506	6,851
Vital Images, Inc.*	546	7,633

		14,484

Life Sciences Tools & Services (0.1%)
Accelrys, Inc.*	2,614	21,696
Affymetrix, Inc.*	8,812	44,324
Albany Molecular Research, Inc.*	4,100	23,042
Bio-Rad Laboratories, Inc., Class A*	2,460	255,471
Cambrex Corp.*	500	2,585
Charles River Laboratories International, Inc.*	5,530	196,536
Kendle International, Inc.*	1,410	15,355
PerkinElmer, Inc.	9,358	241,624

		800,633

Pharmaceuticals (1.2%)
BMP Sunstone Corp.*	2,216	21,960
Endo Pharmaceuticals Holdings, Inc.*	52,253	1,865,955
Forest Laboratories, Inc.*	96,481	3,085,462
Hi-Tech Pharmacal Co., Inc.*	300	7,485
Impax Laboratories, Inc.*	53,960	1,085,136
King Pharmaceuticals, Inc.*	32,600	458,030
Medicines Co.*	3,439	48,593
Medicis Pharmaceutical Corp., Class A	8,086	216,624
Par Pharmaceutical Cos., Inc.*	4,862	187,236
ViroPharma, Inc.*	10,474	181,410

		7,157,891

Total Health Care		34,267,064

Industrials (8.3%)
Aerospace & Defense (1.1%)
AAR Corp.*	4,917	135,070
Alliant Techsystems, Inc.*	32,867	2,446,291
Astronics Corp.*	400	8,400
BE Aerospace, Inc.*	12,393	458,913
Ceradyne, Inc.*	3,400	107,202
Cubic Corp.	1,134	53,468
Curtiss-Wright Corp.	5,870	194,884
Ducommun, Inc.	2,200	47,916
Esterline Technologies Corp.*	16,492	1,131,186
GenCorp, Inc.*	4,495	23,239
Global Defense Technology & Systems, Inc.*	419	7,064
Herley Industries, Inc.*	2,672	46,279
Hexcel Corp.*	774	14,002
Ladish Co., Inc.*	2,390	116,178
LMI Aerospace, Inc.*	1,200	19,188
Moog, Inc., Class A*	5,697	226,741
Orbital Sciences Corp.*	4,292	73,522

	Number of Shares	Value (Note 1)

Spirit AeroSystems Holdings, Inc., Class A*	11,576	$240,896
Teledyne Technologies, Inc.*	21,542	947,202
Triumph Group, Inc.	2,105	188,208

		6,485,849

Air Freight & Logistics (0.0%)
Air Transport Services Group, Inc.*	5,300	41,870
Atlas Air Worldwide Holdings, Inc.*	3,281	183,178
Dynamex, Inc.*	900	22,284
UTi Worldwide, Inc.	1,968	41,722

		289,054

Airlines (1.1%)
AirTran Holdings, Inc.*	17,079	126,214
Alaska Air Group, Inc.*	4,496	254,878
AMR Corp.*	28,441	221,555
Copa Holdings S.A., Class A	1,401	82,435
Delta Air Lines, Inc.*	131,980	1,662,948
Hawaiian Holdings, Inc.*	1,570	12,309
JetBlue Airways Corp.*	30,470	201,407
Republic Airways Holdings, Inc.*	5,100	37,332
SkyWest, Inc.	239,205	3,736,382
U.S. Airways Group, Inc.*	20,714	207,347
United Continental Holdings, Inc.*	5,577	132,844

		6,675,651

Building Products (0.1%)
A.O. Smith Corp.	484	18,431
American Woodmark Corp.	1,611	39,534
Ameron International Corp.	1,098	83,854
Apogee Enterprises, Inc.	2,953	39,777
Armstrong World Industries, Inc.	2,073	89,139
Builders FirstSource, Inc.*	5,201	10,246
Gibraltar Industries, Inc.*	4,277	58,039
Griffon Corp.*	6,557	83,536
Insteel Industries, Inc.	2,526	31,550
Owens Corning, Inc.*	6,474	201,665
Quanex Building Products Corp.	3,409	64,669
Simpson Manufacturing Co., Inc.	328	10,138
Universal Forest Products, Inc.	2,100	81,690
USG Corp.*	5,100	85,833

		898,101

Commercial Services & Supplies (0.3%)
ABM Industries, Inc.	4,407	115,904
ACCO Brands Corp.*	9,193	78,324
American Reprographics Co.*	3,418	25,943
Corrections Corp. of America*	12,029	301,447
Courier Corp.	2,300	35,696
Covanta Holding Corp.	16,700	287,073
Deluxe Corp.	989	22,767
EnergySolutions, Inc.	9,600	53,472
Ennis, Inc.	2,200	37,620
Fuel Tech, Inc.*	1,909	18,536
G&K Services, Inc., Class A	2,281	70,506

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

GEO Group, Inc.*	4,421	$109,022
KAR Auction Services, Inc.*	2,525	34,845
Kimball International, Inc., Class B	5,484	37,840
M&F Worldwide Corp.*	1,287	29,730
McGrath RentCorp	1,900	49,818
Metalico, Inc.*	6,800	39,984
Mine Safety Appliances Co.	1,179	36,702
Mobile Mini, Inc.*	4,383	86,301
Multi-Color Corp.	779	15,159
Schawk, Inc.	961	19,777
Steelcase, Inc., Class A	7,500	79,275
Sykes Enterprises, Inc.*	4,617	93,541
Team, Inc.*	2,047	49,538
UniFirst Corp.	1,806	99,420
United Stationers, Inc.*	1,231	78,550
Viad Corp.	2,205	56,161
Waste Connections, Inc.	3,310	91,124

		2,054,075

Construction & Engineering (1.3%)
Aecom Technology Corp.*	8,868	248,038
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	7,591	249,744
Comfort Systems USA, Inc.	6,111	80,482
Dycom Industries, Inc.*	6,088	89,798
EMCOR Group, Inc.*	8,391	243,171
Furmanite Corp.*	3,500	24,185
Granite Construction, Inc.	4,204	115,316
Great Lakes Dredge & Dock Corp.	3,532	26,031
Insituform Technologies, Inc., Class A*	1,191	31,573
KBR, Inc.	17,879	544,773
Layne Christensen Co.*	48,887	1,682,691
MasTec, Inc.*	6,694	97,665
Northwest Pipe Co.*	1,468	35,276
Pike Electric Corp.*	2,600	22,308
Shaw Group, Inc.*	106,274	3,637,759
Sterling Construction Co., Inc.*	2,900	37,816
Tutor Perini Corp.	3,149	67,420
URS Corp.*	14,480	602,513

		7,836,559

Electrical Equipment (0.8%)
AMETEK, Inc.	24,600	965,550
Baldor Electric Co.	501	31,583
Brady Corp., Class A	5,800	189,138
Broadwind Energy, Inc.*	5,637	13,021
Encore Wire Corp.	2,819	70,701
EnerSys*	4,600	147,752
Franklin Electric Co., Inc.	577	22,457
Generac Holdings, Inc.*	2,073	33,520
General Cable Corp.*	4,507	158,151
Hubbell, Inc., Class B	25,231	1,517,140
LaBarge, Inc.*	400	6,284
LSI Industries, Inc.	5,000	42,300
Preformed Line Products Co.	100	5,853
Regal-Beloit Corp.	908	60,618
Thomas & Betts Corp.*	36,528	1,764,302

		5,028,370

	Number of Shares	Value (Note 1)

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	7,155	$284,340
Seaboard Corp.	48	95,568
Standex International Corp.	1,284	38,404
Textron, Inc.	49,800	1,177,272
Tredegar Corp.	3,329	64,516
United Capital Corp.*	604	19,630

		1,679,730

Machinery (2.3%)
AGCO Corp.*	82,443	4,176,562
Alamo Group, Inc.	583	16,219
Albany International Corp., Class A	3,000	71,070
American Railcar Industries, Inc.*	1,600	35,408
Ampco-Pittsburgh Corp.	1,200	33,660
Astec Industries, Inc.*	2,512	81,414
Barnes Group, Inc.	65,698	1,357,978
Briggs & Stratton Corp.	2,572	50,643
Cascade Corp.	1,306	61,748
Chart Industries, Inc.*	3,621	122,317
CIRCOR International, Inc.	2,089	88,323
CLARCOR, Inc.	886	38,001
Columbus McKinnon Corp.*	2,188	44,460
Commercial Vehicle Group, Inc.*	1,972	32,045
Crane Co.	6,234	256,030
Dover Corp.	21,020	1,228,619
EnPro Industries, Inc.*	1,606	66,745
ESCO Technologies, Inc.	3,339	126,348
Federal Signal Corp.	8,600	58,996
Flow International Corp.*	1,300	5,317
Force Protection, Inc.*	6,122	33,732
FreightCar America, Inc.	1,138	32,934
Gardner Denver, Inc.	531	36,543
Greenbrier Cos., Inc.*	2,847	59,759
Harsco Corp.	9,407	266,406
IDEX Corp.	1,884	73,702
Kadant, Inc.*	1,390	32,762
Kennametal, Inc.	2,762	108,989
L.B. Foster Co., Class A*	1,526	62,474
Met-Pro Corp.	800	9,448
Miller Industries, Inc.	1,814	25,813
Mueller Industries, Inc.	4,220	137,994
Mueller Water Products, Inc., Class A	4,471	18,644
NACCO Industries, Inc., Class A	97	10,512
Pentair, Inc.	48,114	1,756,642
Robbins & Myers, Inc.	2,978	106,553
Snap-On, Inc.	7,073	400,190
SPX Corp.	5,125	366,386
Tecumseh Products Co., Class A*	2,600	33,930
Terex Corp.*	55,194	1,713,222
Timken Co.	3,066	146,340
Titan International, Inc.	3,300	64,482
Trinity Industries, Inc.	9,924	264,078
Twin Disc, Inc.	1,344	40,132
Wabash National Corp.*	7,449	88,271

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Wabtec Corp.	5,113	$270,427
Watts Water Technologies, Inc., Class A	3,300	120,747

		14,233,015

Marine (0.1%)
Alexander & Baldwin, Inc.	5,163	206,675
Eagle Bulk Shipping, Inc.*	11,100	55,278
Excel Maritime Carriers Ltd.*	3,207	18,055
Genco Shipping & Trading Ltd.*	3,398	48,931
Horizon Lines, Inc., Class A	1,443	6,306
International Shipholding Corp.	1,077	27,356
Kirby Corp.*	6,503	286,457
Ultrapetrol Bahamas Ltd.*	5,719	36,773

		685,831

Professional Services (0.2%)
Barrett Business Services, Inc.	1,200	18,660
CDI Corp.	1,105	20,542
CRA International, Inc.*	1,036	24,356
Equifax, Inc.	16,241	578,180
FTI Consulting, Inc.*	1,144	42,648
GP Strategies Corp.*	1,500	15,360
Heidrick & Struggles International, Inc.	1,600	45,840
Huron Consulting Group, Inc.*	1,218	32,216
Kelly Services, Inc., Class A*	2,728	51,287
Korn/Ferry International*	5,507	127,267
Navigant Consulting, Inc.*	4,913	45,200
On Assignment, Inc.*	1,900	15,485
School Specialty, Inc.*	1,215	16,925
SFN Group, Inc.*	7,800	76,128
Towers Watson & Co., Class A	4,756	247,597
TrueBlue, Inc.*	3,076	55,337
Volt Information Sciences, Inc.*	1,374	11,885
VSE Corp.	195	6,439

		1,431,352

Road & Rail (0.5%)
Amerco, Inc.*	1,008	96,808
Arkansas Best Corp.	3,140	86,099
Canadian Pacific Railway Ltd.	24,055	1,559,004
Celadon Group, Inc.*	1,000	14,790
Con-way, Inc.	6,316	230,976
Hertz Global Holdings, Inc.*	4,562	66,103
Kansas City Southern*	5,200	248,872
Old Dominion Freight Line, Inc.*	1,101	35,221
Patriot Transportation Holding, Inc.*	100	9,296
RailAmerica, Inc.*	2,300	29,785
Ryder System, Inc.	3,437	180,924
Saia, Inc.*	2,671	44,312
Swift Transporation Co.*	42,100	526,671
Universal Truckload Services, Inc.*	1,500	23,880
USA Truck, Inc.*	600	7,938
Werner Enterprises, Inc.	4,486	101,384

		3,262,063

	Number of Shares	Value (Note 1)

Trading Companies & Distributors (0.2%)
Aceto Corp.	5,460	$49,140
Aircastle Ltd.	6,032	63,034
CAI International, Inc.*	1,385	27,146
GATX Corp.	3,940	139,003
H&E Equipment Services, Inc.*	2,300	26,611
Interline Brands, Inc.*	3,460	78,784
Kaman Corp.	1,239	36,018
Lawson Products, Inc.	900	22,401
RSC Holdings, Inc.*	3,386	32,980
Rush Enterprises, Inc., Class A*	3,654	74,688
TAL International Group, Inc.	1,684	51,985
Titan Machinery, Inc.*	589	11,368
United Rentals, Inc.*	7,675	174,606
WESCO International, Inc.*	3,594	189,763

		977,527

Total Industrials		51,537,177

Information Technology (5.9%)
Communications Equipment (0.4%)
Anaren, Inc.*	1,197	24,957
Arris Group, Inc.*	12,946	145,254
Aviat Networks, Inc.*	11,300	57,291
Bel Fuse, Inc., Class B	1,491	35,635
Black Box Corp.	2,069	79,222
Brocade Communications Systems, Inc.*	56,236	297,488
CommScope, Inc.*	11,978	373,953
Comtech Telecommunications Corp.	2,283	63,308
Digi International, Inc.*	4,000	44,400
EchoStar Corp., Class A*	4,200	104,874
EMS Technologies, Inc.*	1,611	31,866
Emulex Corp.*	10,459	121,952
Extreme Networks, Inc.*	16,300	50,367
Globecomm Systems, Inc.*	4,394	43,940
Harmonic, Inc.*	9,706	83,180
Oplink Communications, Inc.*	1,351	24,953
Opnext, Inc.*	7,000	12,320
PC-Tel, Inc.*	5,400	32,400
Powerwave Technologies, Inc.*	25,700	65,278
SeaChange International, Inc.*	1,650	14,108
Sonus Networks, Inc.*	11,962	31,939
Sycamore Networks, Inc.	1,856	38,215
Symmetricom, Inc.*	7,694	54,551
Tekelec*	7,598	90,492
Tellabs, Inc.	50,576	342,905
UTStarcom, Inc.*	21,400	44,084
ViaSat, Inc.*	2,664	118,308

		2,427,240

Computers & Peripherals (0.5%)
Avid Technology, Inc.*	3,624	63,275
Cray, Inc.*	2,246	16,059
Diebold, Inc.	6,608	211,786
Electronics for Imaging, Inc.*	5,635	80,637
Imation Corp.*	5,400	55,674
Intevac, Inc.*	2,438	34,156
Lexmark International, Inc., Class A*	10,304	358,785
Rimage Corp.*	1,034	15,417

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Silicon Graphics International Corp.*	3,449	$31,145
Western Digital Corp.*	74,324	2,519,584

		3,386,518

Electronic Equipment, Instruments & Components (2.5%)
Agilysys, Inc.*	2,780	15,652
Anixter International, Inc.	1,890	112,890
Arrow Electronics, Inc.*	84,229	2,884,843
Avnet, Inc.*	19,250	635,828
AVX Corp.	4,655	71,827
Benchmark Electronics, Inc.*	6,800	123,488
Checkpoint Systems, Inc.*	3,124	64,198
Cognex Corp.	1,339	39,393
Coherent, Inc.*	1,143	51,595
CPI International, Inc.*	1,258	24,342
CTS Corp.	3,754	41,519
Daktronics, Inc.	2,311	36,791
Electro Rent Corp.	1,586	25,630
Electro Scientific Industries, Inc.*	3,862	61,908
Flextronics International Ltd.*	73,780	579,173
Ingram Micro, Inc., Class A*	287,498	5,488,337
Insight Enterprises, Inc.*	4,300	56,588
Itron, Inc.*	376	20,849
Jabil Circuit, Inc.	7,536	151,398
L-1 Identity Solutions, Inc.*	9,698	115,503
Littelfuse, Inc.	574	27,013
Measurement Specialties, Inc.*	2,032	59,639
Mercury Computer Systems, Inc.*	3,786	69,587
Methode Electronics, Inc.	2,826	36,653
Molex, Inc.	16,509	375,085
Newport Corp.*	4,082	70,904
OSI Systems, Inc.*	648	23,561
Park Electrochemical Corp.	710	21,300
PC Connection, Inc.*	1,800	15,948
Rofin-Sinar Technologies, Inc.*	1,991	70,561
Rogers Corp.*	1,589	60,779
Scansource, Inc.*	3,399	108,428
SMART Modular Technologies (WWH), Inc.*	3,896	22,441
Spectrum Control, Inc.*	1,613	24,179
SYNNEX Corp.*	2,497	77,906
Tech Data Corp.*	69,353	3,052,919
TTM Technologies, Inc.*	7,321	109,156
Vishay Intertechnology, Inc.*	19,138	280,946
Vishay Precision Group, Inc.*	1,506	28,373
X-Rite, Inc.*	6,500	29,705
Zygo Corp.*	3,500	42,805

		15,209,640

Internet Software & Services (0.2%)
AOL, Inc.*	13,475	319,492
Digital River, Inc.*	4,643	159,812
EarthLink, Inc.	12,984	111,662
IAC/InterActiveCorp*	5,467	156,903
InfoSpace, Inc.*	3,600	29,880
Internap Network Services Corp.*	5,918	35,982
j2 Global Communications, Inc.*	1,960	56,742

	Number of Shares	Value (Note 1)

Keynote Systems, Inc.	839	$12,266
ModusLink Global Solutions, Inc.*	7,500	50,250
Monster Worldwide, Inc.*	8,291	195,916
Perficient, Inc.*	2,203	27,538
RealNetworks, Inc.*	8,332	34,994
TechTarget, Inc.*	2,900	22,997
United Online, Inc.	9,300	61,380

		1,275,814

IT Services (0.8%)
Broadridge Financial Solutions, Inc.	2,402	52,676
CACI International, Inc., Class A*	3,666	195,764
CIBER, Inc.*	4,700	21,996
Computer Task Group, Inc.*	200	2,176
Convergys Corp.*	12,249	161,319
CoreLogic, Inc.	12,680	234,834
CSG Systems International, Inc.*	2,363	44,755
Euronet Worldwide, Inc.*	6,233	108,703
Hackett Group, Inc.*	4,800	16,848
Integral Systems, Inc.*	1,316	13,042
ManTech International Corp., Class A*	382	15,788
MoneyGram International, Inc.*	3,000	8,130
Online Resources Corp.*	2,200	10,230
SAIC, Inc.*	214,005	3,394,119
SRA International, Inc., Class A*	5,184	106,013
Tier Technologies, Inc.*	300	1,797
Total System Services, Inc.	21,079	324,195
Unisys Corp.*	3,627	93,903
Virtusa Corp.*	563	9,211

		4,815,499

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,330	126,507

Semiconductors & Semiconductor Equipment (0.9%)
Advanced Energy Industries, Inc.*	1,666	22,724
ANADIGICS, Inc.*	1,183	8,198
Atmel Corp.*	6,082	74,930
ATMI, Inc.*	3,512	70,029
Axcelis Technologies, Inc.*	6,301	21,802
Brooks Automation, Inc.*	5,122	46,457
Cabot Microelectronics Corp.*	2,200	91,190
Cohu, Inc.	3,120	51,730
Cymer, Inc.*	3,126	140,889
DSP Group, Inc.*	5,100	41,514
Energy Conversion Devices, Inc.*	3,747	17,236
Entegris, Inc.*	13,903	103,855
Exar Corp.*	6,291	43,911
Fairchild Semiconductor International, Inc.*	15,069	235,227
FEI Co.*	3,497	92,356
FormFactor, Inc.*	6,313	56,059
Integrated Device Technology, Inc.*	11,800	78,588

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

International Rectifier Corp.*	8,936	$265,310
Intersil Corp., Class A	10,294	157,189
IXYS Corp.*	1,100	12,782
Linear Technology Corp.	13,200	456,588
LSI Corp.*	77,514	464,309
MEMC Electronic Materials, Inc.*	16,741	188,504
Microsemi Corp.*	6,498	148,804
MKS Instruments, Inc.*	4,061	99,454
National Semiconductor Corp.	360	4,954
Novellus Systems, Inc.*	1,862	60,180
OmniVision Technologies, Inc.*	1,957	57,947
Pericom Semiconductor Corp.*	3,996	43,876
Photronics, Inc.*	8,643	51,080
PMC-Sierra, Inc.*	28,500	244,815
Rudolph Technologies, Inc.*	1,636	13,464
Sigma Designs, Inc.*	3,181	45,075
Silicon Image, Inc.*	5,500	40,425
Standard Microsystems Corp.*	1,738	50,107
SunPower Corp., Class A*	7,493	96,135
Tessera Technologies, Inc.*	1,403	31,076
Trident Microsystems, Inc.*	14,100	25,098
Varian Semiconductor Equipment Associates, Inc.*	55,490	2,051,465
Zoran Corp.*	5,830	51,304

		5,856,636

Software (0.6%)
BMC Software, Inc.*	13,200	622,248
CDC Corp., Class A*	2,833	9,944
Check Point Software Technologies Ltd.*	25,900	1,198,134
Compuware Corp.*	12,307	143,623
Epicor Software Corp.*	4,600	46,460
EPIQ Systems, Inc.	1,424	19,552
ePlus, Inc.*	900	21,276
Fair Isaac Corp.	5,995	140,103
JDA Software Group, Inc.*	4,570	127,960
Mentor Graphics Corp.*	9,608	115,296
Novell, Inc.*	44,089	261,007
Quest Software, Inc.*	1,895	52,567
S1 Corp.*	2,302	15,884
Sonic Solutions, Inc.*	1,166	17,490
Synopsys, Inc.*	18,198	489,708
Take-Two Interactive Software, Inc.*	8,300	101,592
TeleCommunication Systems, Inc., Class A*	1,418	6,622
THQ, Inc.*	5	30

		3,389,496

Total Information Technology		36,487,350

Materials (10.2%)
Chemicals (1.6%)
A. Schulman, Inc.	3,959	90,622
Agrium, Inc. (When Issued)	10,020	919,335
American Vanguard Corp.	4,000	34,160
Arch Chemicals, Inc.	1,383	52,457
Ashland, Inc.	9,028	459,164
Cabot Corp.	8,398	316,185
CF Industries Holdings, Inc.	11,900	1,608,285

	Number of Shares	Value (Note 1)

Cytec Industries, Inc.	6,131	$325,311
Eastman Chemical Co.	7,465	627,657
Ferro Corp.*	7,235	105,920
FMC Corp.	16,440	1,313,392
Georgia Gulf Corp.*	4,258	102,448
H.B. Fuller Co.	5,600	114,912
Hawkins, Inc.	100	4,440
Huntsman Corp.	23,300	363,713
Innophos Holdings, Inc.	2,161	77,969
Intrepid Potash, Inc.*	5,632	210,017
Kraton Performance Polymers, Inc.*	592	18,322
Methanex Corp.	46,800	1,422,720
Minerals Technologies, Inc.	2,125	138,996
NL Industries, Inc.	1,000	11,160
Olin Corp.	4,806	98,619
OM Group, Inc.*	3,813	146,839
PolyOne Corp.*	4,483	55,993
Quaker Chemical Corp.	505	21,043
Rockwood Holdings, Inc.*	1,947	76,167
RPM International, Inc.	7,294	161,197
Sensient Technologies Corp.	6,188	227,285
Spartech Corp.*	3,084	28,866
Valspar Corp.	11,513	396,968
W.R. Grace & Co.*	7,637	268,288
Westlake Chemical Corp.	2,725	118,456
Zoltek Cos., Inc.*	4,449	51,386

		9,968,292

Construction Materials (0.0%)
Headwaters, Inc.*	10,800	49,464
Texas Industries, Inc.	2,700	123,606

		173,070

Containers & Packaging (1.0%)
AptarGroup, Inc.	8,262	393,023
Ball Corp.	9,224	627,693
Bemis Co., Inc.	13,975	456,424
Boise, Inc.	7,743	61,402
Graham Packaging Co., Inc.*	2,200	28,688
Graphic Packaging Holding Co.*	19,700	76,633
Greif, Inc., Class A	19,037	1,178,390
Myers Industries, Inc.	6,000	58,440
Owens-Illinois, Inc.*	40,920	1,256,244
Packaging Corp. of America	12,712	328,478
Rock-Tenn Co., Class A	3,220	173,719
Sealed Air Corp.	20,679	526,281
Silgan Holdings, Inc.	2,939	105,246
Sonoco Products Co.	12,257	412,693
Temple-Inland, Inc.	11,205	237,994

		5,921,348

Metals & Mining (7.1%)
A.M. Castle & Co.*	2,621	48,253
AK Steel Holding Corp.	12,942	211,861
Alcoa, Inc.	152,880	2,352,823
AngloGold Ashanti Ltd. (ADR)	111,430	5,485,699
Banro Corp.*	747,036	2,995,614
Brush Engineered Materials, Inc.*	2,634	101,778
Century Aluminum Co.*	8,096	125,731

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Coeur d’Alene Mines Corp.*	10,140	$277,025
Commercial Metals Co.	13,775	228,527
Contango ORE, Inc.*	41	430
Geovic Mining Corp.*	612,517	432,437
Gold Fields Ltd. (ADR)	367,799	6,668,196
Haynes International, Inc.	1,566	65,506
Hecla Mining Co.*	33,100	372,706
Horsehead Holding Corp.*	6,445	84,043
Kaiser Aluminum Corp.	1,954	97,876
Kinross Gold Corp.	422,585	8,012,212
Molycorp, Inc.*	1,800	89,820
Novagold Resources, Inc.*	218,373	3,116,183
Olympic Steel, Inc.	1,640	47,035
Polyus Gold OJSC (ADR)	242,639	8,844,192
Reliance Steel & Aluminum Co.	8,060	411,866
Royal Gold, Inc.	4,913	268,397
RTI International Metals, Inc.*	3,476	93,782
Schnitzer Steel Industries, Inc., Class A	2,250	149,377
Silver Standard Resources, Inc.*	72,233	2,038,415
Steel Dynamics, Inc.	27,269	499,023
Thompson Creek Metals Co., Inc.*	18,469	271,864
Universal Stainless & Alloy Products, Inc.*	1,237	38,693
Walter Energy, Inc.	1,449	185,240
Worthington Industries, Inc.	2,416	44,454

		43,659,058

Paper & Forest Products (0.5%)
Buckeye Technologies, Inc.	5,329	111,962
Clearwater Paper Corp.*	388	30,380
Domtar Corp.	37,802	2,869,928
KapStone Paper and Packaging Corp.*	5,720	87,516
Louisiana-Pacific Corp.*	15,437	146,034
Neenah Paper, Inc.	1,176	23,144
P.H. Glatfelter Co.	6,787	83,276
Wausau Paper Corp.	5,700	49,077

		3,401,317

Total Materials		63,123,085

Telecommunication Services (1.9%)
Diversified Telecommunication Services (0.9%)
Atlantic Tele-Network, Inc.	236	9,048
Cincinnati Bell, Inc.*	13,600	38,080
Consolidated Communications Holdings, Inc.	200	3,860
Frontier Communications Corp.	76,639	745,697
General Communication, Inc., Class A*	4,271	54,071
Global Crossing Ltd.*	1,431	18,488
IDT Corp., Class B	1,778	45,606
Iridium Communications, Inc.*	2,307	19,033
Level 3 Communications, Inc.*	127,865	125,308
PAETEC Holding Corp.*	1,367	5,112
Premiere Global Services, Inc.*	5,957	40,508
TELUS Corp. (Non-Voting)	102,444	4,462,461
Vonage Holdings Corp.*	4,587	10,275

		5,577,547

	Number of Shares	Value (Note 1)

Wireless Telecommunication Services (1.0%)
FiberTower Corp.*	4,732	$21,105
Leap Wireless International, Inc.*	8,259	101,256
MetroPCS Communications, Inc.*	16,575	209,342
SK Telecom Co., Ltd. (ADR)	189,056	3,522,113
Telephone & Data Systems, Inc.	10,991	401,721
Tim Participacoes S.A. (Preference) (ADR)	61,477	2,098,825
USA Mobility, Inc.	1,638	29,107

		6,383,469

Total Telecommunication Services		11,961,016

Utilities (5.9%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.	21,413	519,051
Allete, Inc.	4,195	156,306
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	68,388	1,139,344
Central Vermont Public Service Corp.	2,037	44,529
Cleco Corp.	6,400	196,864
DPL, Inc.	14,277	367,062
El Paso Electric Co.*	6,490	178,670
Empire District Electric Co.	6,091	135,220
Great Plains Energy, Inc.	15,926	308,805
Hawaiian Electric Industries, Inc.	10,772	245,494
IDACORP, Inc.	91,190	3,372,206
ITC Holdings Corp.	766	47,477
MGE Energy, Inc.	3,162	135,207
Northeast Utilities	71,210	2,270,175
NV Energy, Inc.	149,951	2,106,811
Otter Tail Corp.	3,700	83,398
Pepco Holdings, Inc.	29,448	537,426
Pinnacle West Capital Corp.	14,321	593,605
PNM Resources, Inc.	12,200	158,844
Portland General Electric Co.	10,501	227,872
UIL Holdings Corp.	6,349	190,216
UniSource Energy Corp.	4,938	176,978
Unitil Corp.	2,157	49,050
Westar Energy, Inc.	49,119	1,235,834

		14,476,444

Gas Utilities (0.9%)
AGL Resources, Inc.	9,499	340,539
Atmos Energy Corp.	10,993	342,982
Chesapeake Utilities Corp.	1,706	70,833
Energen Corp.	8,797	424,543
Laclede Group, Inc.	3,197	116,818
National Fuel Gas Co.	9,116	598,192
New Jersey Resources Corp.	4,610	198,737
Nicor, Inc.	5,600	279,552
Northwest Natural Gas Co.	3,621	168,268
Oneok, Inc.	13,850	768,260
Piedmont Natural Gas Co., Inc.	8,719	243,783
South Jersey Industries, Inc.	3,376	178,320
Southwest Gas Corp.	6,059	222,184

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

UGI Corp.	41,933	$1,324,244
WGL Holdings, Inc.	5,720	204,605

		5,481,860

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	14,500	81,490
GenOn Energy, Inc.*	103,684	395,036

		476,526

Multi-Utilities (2.4%)
Alliant Energy Corp.	13,430	493,821
Ameren Corp.	270,206	7,617,107
Avista Corp.	7,682	172,999
Black Hills Corp.	5,190	155,700
CenterPoint Energy, Inc.	53,071	834,276
CH Energy Group, Inc.	2,194	107,265
CMS Energy Corp.	30,356	564,621
Integrys Energy Group, Inc.	9,406	456,285
MDU Resources Group, Inc.	23,344	473,183
NorthWestern Corp.	4,922	141,901
NSTAR	12,653	533,830
OGE Energy Corp.	12,183	554,814
SCANA Corp.	14,670	595,602
TECO Energy, Inc.	28,429	506,036
Vectren Corp.	9,111	231,237
Wisconsin Energy Corp.	19,760	1,163,074

		14,601,751

Water Utilities (0.2%)
American States Water Co.	2,885	99,446
American Water Works Co., Inc.	22,085	558,530
Aqua America, Inc.	16,370	367,998
Artesian Resources Corp., Class A	2,100	39,795
California Water Service Group	2,872	107,039
Connecticut Water Service, Inc.	2,000	55,760
Consolidated Water Co., Ltd.	2,400	22,008
Middlesex Water Co.	2,694	49,435
SJW Corp.	2,286	60,510
York Water Co.	1,800	31,122

		1,391,643

Total Utilities		36,428,224

Total Common Stocks (73.9%) (Cost $341,881,490)		456,717,144

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(1.1%)
SPDR S&P MidCap 400 ETF	21,093	3,473,596
Vanguard Mid-Cap Value Index Fund	64,586	3,423,962

		6,897,558

Investment Company (0.0%)
Kayne Anderson Energy Development Co.	815	14,678

Total Investment Companies (1.1%) (Cost $6,926,697)		6,912,236

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Convertible Bonds (1.9%)
Energy (1.4%)
Oil, Gas & Consumable Fuels (1.4%)
Delta Petroleum Corp. 3.750%, 5/1/37	$2,952,000	$2,509,200
Goodrich Petroleum Corp. 3.250%, 12/1/26	4,283,000	4,250,878
USEC, Inc. 3.000%, 10/1/14	2,349,000	2,114,100

Total Energy		8,874,178

Health Care (0.2%)
Health Care Providers & Services (0.2%)
Omnicare, Inc. 3.250%, 12/15/35	1,348,000	1,236,790

Total Health Care		1,236,790

Industrials (0.3%)
Airlines (0.3%)
JetBlue Airways Corp.
Series B 6.750%, 10/15/39	938,000	1,534,802

Total Industrials		1,534,802

Total Convertible Bonds		11,645,770

Corporate Bonds (1.0%)
Financials (0.3%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15†	1,757	1,757

Insurance (0.3%)
Old Republic International Corp. 8.000%, 5/15/12	1,602,000	2,034,540

Total Financials		2,036,297

Health Care (0.2%)
Biotechnology (0.2%)
Cubist Pharmaceuticals, Inc. 2.500%, 11/1/17	1,206,000	1,171,327

Total Health Care		1,171,327

Information Technology (0.5%)
Communications Equipment (0.5%)
Alcatel-Lucent USA, Inc.
Series B 2.875%, 6/15/25	3,347,000	3,158,731

Total Information Technology		3,158,731

Total Corporate Bonds		6,366,355

Total Long-Term Debt Securities (2.9%) (Cost $14,470,976)		18,012,125

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (19.4%)
BlackRock Liquidity Funds TempFund 0.17%‡	120,078,984	$120,078,984

	Principal Amount	Value (Note 1)
Time Deposit (0.9%)
JPMorgan Chase Nassau 0.000%, 1/3/11	$5,637,073	5,637,073

Total Short-Term Investments (20.3%) (Cost $125,716,057)		125,716,057

Total Investments (98.2%) (Cost $488,995,220)		$607,357,562
Other Assets Less Liabilities (1.8%)		11,345,115

Net Assets (100%)		$618,702,677

*	Non-income producing.
†	Securities (totalling $63,929 or 0.0% of net assets) at fair value by management.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2010, the market value of these securities amounted to $62,172 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	llliquid Security.

Glossary:

ADR	— American Depositary Receipt

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$222,531,921	$102,452,937	$120,078,984	$133,245	$1,090

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	332	March-11	$25,344,911	$25,972,360	$627,449
S&P MidCap 400 E-Mini Index	1,144	March-11	101,390,314	103,566,320	2,176,006

					$2,803,455

At December 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Sell Contract	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Canadian Dollar vs. U.S. Dollar, expiring 1/5/11	Barclays Bank plc	324	$319,547	$325,995	$(6,448)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,806,769	$—	$—	$28,806,769
Consumer Staples	27,736,227	—	—	27,736,227
Energy	62,885,657	—	62,172	62,947,829
Financials	103,422,403	—	—	103,422,403
Health Care	34,267,064	—	—	34,267,064
Industrials	51,528,777	8,400	—	51,537,177
Information Technology	36,487,350	—	—	36,487,350
Materials	63,123,085	—	—	63,123,085
Telecommunication Services	11,961,016	—	—	11,961,016
Utilities	36,428,224	—	—	36,428,224
Convertible Bonds
Energy	—	8,874,178	—	8,874,178
Health Care	—	1,236,790	—	1,236,790
Industrials	—	1,534,802	—	1,534,802
Corporate Bonds
Financials	—	2,034,540	1,757	2,036,297
Health Care	—	1,171,327	—	1,171,327
Information Technology	—	3,158,731	—	3,158,731
Futures	2,803,455	—	—	2,803,455
Investment Companies
Exchange Traded Funds (ETFs)	6,897,558	—	—	6,897,558
Investment Companies	14,678	—	—	14,678
Short-Term Investments	—	125,716,057	—	125,716,057

Total Assets	$466,362,263	$143,734,825	$63,929	$610,161,017

Liabilities:
Forward Currency Contracts	$—	$(6,448)	$—	$(6,448)

Total Liabilities	$—	$(6,448)	$—	$(6,448)

Total	$466,362,263	$143,728,377	$63,929	$610,154,569

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Energy	Investments in Common Stocks- Financials	Investments in Corporate Bonds- Financials
Balance as of 12/31/09	$1,100,162	$425	$—
Total gains or losses (realized/unrealized) including in earnings	1,081,510	(425)	—
Purchases, sales, issuances, and settlements (net)	—	—	1,757
Transfers into Level 3	—	—	—
Transfers out of Level 3	(2,119,500)	—	—
Balance as of 12/31/10	$62,172	$—	$1,757
The amount of total gains or losses for the year including in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$1,081,510	$—	$—

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	2,803,455	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,803,455

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	(6,448)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(6,448)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	9,933,587	—	—	9,933,587
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$9,933,587	$—	$—	$9,933,587

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	(6,448)	—	(6,448)
Credit contracts	—	—	—	—	—
Equity contracts	—	2,586,233	—	—	2,586,233
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$2,586,233	$(6,448)	$—	$2,579,785

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $320,000 and futures contracts with an average notional balance of approximately $73,906,000 during the year ended December 31, 2010.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$242,731,630
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$417,491,045

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$116,563,799
Aggregate gross unrealized depreciation	(4,981,543)

Net unrealized appreciation	$111,582,256

Federal income tax cost of investments	$495,775,306

For the year ended December 31, 2010, the Portfolio incurred approximately $672 as brokerage commissions with Keefe Bruyette Woods, Inc., $128 with Sanford C. Bernstein & Co., Inc. and $150 with Williams Capital Group, affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $197,981,337, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $121,899,269 during 2010.

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $120,078,984)	$120,078,984
Unaffiliated Issuers (Cost $368,916,236)	487,278,578
Foreign cash (Cost $130)	130
Cash held as collateral at broker	10,193,000
Receivable for securities sold	5,101,226
Receivable from Separate Accounts for Trust shares sold	755,249
Dividends, interest and other receivables	553,282
Receivable from investment sub-advisor	6,666
Other assets	2,383

Total assets	623,969,498

LIABILITIES
Overdraft payable	582,330
Payable for securities purchased	2,723,361
Variation margin payable on futures contracts	890,221
Investment management fees payable	415,839
Payable to Separate Accounts for Trust shares redeemed	337,906
Distribution fees payable - Class B	115,303
Administrative fees payable	90,965
Trustees’ fees payable	15,510
Unrealized depreciation of forward foreign currency contracts	6,448
Accrued expenses	88,938

Total liabilities	5,266,821

NET ASSETS	$618,702,677

Net assets were comprised of:
Paid in capital	$703,126,005
Accumulated undistributed net investment income (loss)	(1,423,240)
Accumulated undistributed net realized gains (losses) on investments, futures and foreign currency transactions	(204,168,542)
Net unrealized appreciation (depreciation) on investments, futures and foreign currency translations	121,168,454

Net assets	$618,702,677

Class A
Net asset value, offering and redemption price per share, $64,755,906 / 6,429,414 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.07

Class B
Net asset value, offering and redemption price per share, $553,946,771 / 56,116,609 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.87

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends ($133,245 of dividend income received from affiliates) (net of $71,051 foreign withholding tax)	$7,808,329
Interest	1,359,265
Securities lending (net)	74,287

Total income	9,241,881

EXPENSES
Investment management fees	4,505,122
Distribution fees - Class B	1,213,824
Administrative fees	952,690
Custodian fees	151,600
Professional fees	56,333
Printing and mailing expenses	46,259
Trustees’ fees	8,344
Miscellaneous	27,579

Gross expenses	6,961,751
Less: Reimbursement from sub-advisor	(45,944)
Fees paid indirectly	(72,712)

Net expenses	6,843,095

NET INVESTMENT INCOME (LOSS)	2,398,786

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	113,419,775
Foreign currency transactions	(59,753)
Futures	9,933,587
Net distributions of realized gain received from Underlying Portfolio (All realized gains received from affiliates)	1,090

Net realized gain (loss)	123,294,699

Change in unrealized appreciation (depreciation) on:
Securities	279,878
Foreign currency translations	2,711
Futures	2,586,233

Net change in unrealized appreciation (depreciation)	2,868,822

NET REALIZED AND UNREALIZED GAIN (LOSS)	126,163,521

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,562,307

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,398,786	$7,172,186
Net realized gain (loss) on investments, futures, foreign currency transactions and net distributions of realized gain received from Underlying Portfolio	123,294,699	(118,522,129)
Net change in unrealized appreciation (depreciation) on investments, futures and foreign currency translations	2,868,822	254,770,370

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	128,562,307	143,420,427

DIVIDENDS:
Dividends from net investment income
Class A	(604,388)	(2,629,322)
Class B	(3,738,832)	(11,549,168)

TOTAL DIVIDENDS	(4,343,220)	(14,178,490)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 859,691 and 2,672,474 shares, respectively ]	7,278,554	16,255,094
Capital shares issued in reinvestment of dividends [ 61,204 and 341,908 shares, respectively ]	604,388	2,629,322
Capital shares repurchased [ (6,253,565) and (48,616,943) shares, respectively ]	(56,156,583)	(253,402,415)

Total Class A transactions	(48,273,641)	(234,517,999)

Class B
Capital shares sold [ 8,748,184 and 12,525,853 shares, respectively ]	75,555,096	81,482,834
Capital shares issued in reinvestment of dividends [ 386,314 and 1,538,281 shares, respectively ]	3,738,832	11,549,168
Capital shares repurchased [ (11,040,755) and (12,621,492) shares, respectively ]	(93,741,245)	(81,559,277)

Total Class B transactions	(14,447,317)	11,472,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(62,720,958)	(223,045,274)

TOTAL INCREASE (DECREASE) IN NET ASSETS	61,498,129	(93,803,337)
NET ASSETS:
Beginning of year	557,204,548	651,007,885

End of year (a)	$618,702,677	$557,204,548

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(1,423,240)	$(2,091,853)

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010	2009	2008	2007	2006
Net asset value, beginning of year	$8.12	$5.77	$9.19	$10.03	$9.74

Income (loss) from investment operations:
Net investment income (loss)	0.06 (e)	0.11 (e)	0.06 (e)	0.02 (e)	0.03 (e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.98	2.47	(3.33)	— #	1.41

Total from investment operations	2.04	2.58	(3.27)	0.02	1.44

Less distributions:
Dividends from net investment income	(0.09)	(0.23)	(0.05)	—	(0.02)
Distributions from net realized gains	—	—	(0.10)	(0.86)	(1.13)

Total dividends and distributions	(0.09)	(0.23)	(0.15)	(0.86)	(1.15)

Net asset value, end of year	$10.07	$8.12	$5.77	$9.19	$10.03

Total return	25.19%	44.90%	(35.88)%	0.31%	15.08%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$64,756	$95,496	$330,996	$535,842	$387,990
Ratio of expenses to average net assets:
After reimbursements	1.02%	0.58%	1.15%	1.28%	1.30%
After reimbursements and fees paid indirectly	1.00%	0.58%	1.15%	1.28%	1.30%
Before reimbursements and fees paid indirectly	1.02%	1.04%	1.30%	1.29%	1.31%
Ratio of net investment income (loss) to average net assets:
After reimbursements	0.64%	1.76%	0.78%	0.17%	0.25%
After reimbursements and fees paid indirectly	0.65%	1.76%	0.78%	0.17%	0.25%
Before reimbursements and fees paid indirectly	0.63%	1.29%	0.62%	0.17%	0.24%
Portfolio turnover rate	51%	95%	78%	60%	67%

See Notes to Financial Statements.

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MULTIMANAGER MID CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

	Year Ended December 31,
Class B	2010	2009		2008	2007		2006
Net asset value, beginning of year	$7.96	$5.66		$9.01	$9.87		$9.61

Income (loss) from investment operations:
Net investment income (loss)	0.03 (e)	0.08	(e)	0.04 (e)	(0.01	)(e)	—	#(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.95	2.42		(3.25)	0.01		1.39

Total from investment operations	1.98	2.50		(3.21)	—		1.39

Less distributions:
Dividends from net investment income	(0.07)	(0.20)		(0.04)	—		—
Distributions from net realized gains	—	—		(0.10)	(0.86)		(1.13)

Total dividends and distributions	(0.07)	(0.20)		(0.14)	(0.86)		(1.13)

Net asset value, end of year	$9.87	$7.96		$5.66	$9.01		$9.87

Total return	24.86%	44.46%		(35.99)%	0.10%		14.75%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$553,947	$461,709		$320,011	$539,894		$599,824
Ratio of expenses to average net assets:
After reimbursements	1.27%	1.13%		1.39%	1.53%		1.55%
After reimbursements and fees paid indirectly	1.25%	1.13%		1.39%	1.53%		1.55%
Before reimbursements and fees paid indirectly	1.27%	1.29	%(c)	1.55%	1.54%		1.56	%(c)
Ratio of net investment income (loss) to average net assets:
After reimbursements	0.38%	1.25%		0.54%	(0.08)%		(0.01)%
After reimbursements and fees paid indirectly	0.39%	1.25%		0.54%	(0.08)%		(0.01)%
Before reimbursements and fees paid indirectly	0.37%	1.05%		0.38%	(0.09)%		(0.02)%
Portfolio turnover rate	51%	95%		78%	60%		67%

#	Per share amount is less than $0.01.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	Pacific Investment Management Company LLC

➢	Post Advisory Group, LLC

➢	SSgA Funds Management, Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – Class A Shares	6.79%	0.50%	3.37%	6.02%
Portfolio – Class B Shares**	6.82	0.29	3.14	5.79
Barclays Capital U.S. Universal Index	7.16	5.90	6.08	N/A

*   Date of inception 1/2/87.

** Investment operations commenced with respect to Class B shares on October 2, 1996. Returns shown for Class B shares prior to this period are derived from the historical performance of Class A shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

    Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 6.79% for the year ended December 31, 2010. The Portfolio’s benchmark, the Barclays Capital U.S. Universal Index, returned 7.16% over the same period.

The Portfolio’s assets are allocated between three investment managers. The Portfolio Highlights below reflect the views of Pacific Investment Management Co., LLC and Post Advisory Group, LLC, who manage allocated portions of the Portfolio through active security and sector selection. Another allocated portion of the Portfolio, managed by SSgA Funds Management, Inc. is designed to track the performance of the Barclays Capital U.S. Aggregate Bond Index.

Portfolio Highlights

What helped performance during the year:

•	An overweight to U.S. duration for most of the period added to returns as interest rates fell after a volatile year in yields.

•	An overweight to bonds of financial companies added to returns as this sector outpaced the broader corporate market.

•	Modest exposure to high yield bonds added to performance as the sector outperformed like-duration Treasuries amid investor shift towards riskier assets.

What hurt performance during the year:

•

A modest exposure to Build America Bonds detracted from returns as taxable municipal supply spiked in the fourth quarter amid the rush by local governments to tap the federal government subsidy before it expired at the end of the year.

•

An underweight to agency mortgage-backed securities detracted from performance as this sector outperformed like-duration Treasuries. However, exposure to senior non-agency mortgages and an overweight to commercial mortgage-backed securities during the latter half of the year mitigated this negative impact.

Portfolio Characteristics
As of December 31, 2010
Weighted Average Life (Years)	6.4
Weighted Average Coupon (%)	4.8
Weighted Average Modified Duration (Years)*	4.7
Weighted Average Rating	AA-
* Modified duration is a measure of the price sensitivity of the porfolio to interest rate movements, taking into account specific features of the securities in which it invests.

Distribution of Assets by Sector as of 12/31/2010	% of Net Assets
Government Securities	63.7%
Corporate Bonds	36.4
Asset-Backed and Mortgage-Backed Securities	3.5
Convertible Bonds	0.2
Equities & Warrants	0.0 #
Cash and Other	(3.8)

Total	100.0%

# Less than 0.05%

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,016.30	$3.56
Hypothetical (5% average return before expenses)	1,000.00	1,021.68	3.57
Class B
Actual	1,000.00	1,016.30	4.83
Hypothetical (5% average return before expenses)	1,000.00	1,020.42	4.84

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.70% and 0.95%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Principal Amount	Value (Note 1)

LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.5%)
Asset-Backed Securities (0.5%)
AEP Texas Central Transition Funding LLC,
Series 2002-1 A5 6.250%, 1/15/17	$75,000	$86,818
American Express Credit Account Master Trust,
Series 2009-1 A 1.610%, 12/15/14 (l)	750,000	761,636
American Money Management Corp.,
Series 2006-6A A1A 0.513%, 5/3/18 (l)§†	1,000,000	940,828
BMW Vehicle Owner Trust,
Series 2010-A A3 1.390%, 4/25/14	100,000	100,775
Capital One Multi-Asset Execution Trust,
Series 2007-A7 A7 5.750%, 7/15/20	900,000	1,021,122
Chase Issuance Trust,
Series 2007-A17 A 5.120%, 10/15/14	150,000	161,160
Series 2009-A2 A2 1.810%, 4/15/14 (l)	2,800,000	2,847,600
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10 4.750%, 12/10/15	150,000	163,372
Series 2003-A7 A7 4.150%, 7/7/17	100,000	107,421
Series 2006-A3 A3 5.300%, 3/15/18	500,000	562,085
Series 2007-A8 A8 5.650%, 9/20/19	100,000	114,136
Series 2009-A4 A4 4.900%, 6/23/16	200,000	220,094
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A 2.930%, 8/25/35 (l)	268,453	250,226
Entergy Texas Restoration Funding LLC,
Series 2009-A A1 2.120%, 2/1/16	93,023	94,871
Ford Credit Auto Owner Trust,
Series 2008-C A3 1.680%, 6/15/12 (l)	906,438	908,539
Series 2009-E A2 0.800%, 3/15/12	1,432,216	1,432,588
Granite Master Issuer plc,
Series 2006-3 A7 0.361%, 12/20/54 (l)	330,309	307,374
Honda Auto Receivables Owner Trust,
Series 2010-1 A3 1.250%, 10/21/13	1,000,000	1,005,537
USAA Auto Owner Trust,
Series 2009-1 A4 4.770%, 9/15/14	1,000,000	1,060,190

		12,146,372

Non-Agency CMO (3.0%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1 2.996%, 9/25/35 (l)	1,036,982	826,438

	Principal Amount	Value (Note 1)

Banc of America Commercial Mortgage, Inc.,
Series 2004-6 A5 4.811%, 12/10/42	$1,000,000	$1,049,960
Series 2005-4 A5A 4.933%, 7/10/45	750,000	784,812
Series 2006-6 A4 5.356%, 10/10/45	450,000	464,913
Series 2007-2 A4 5.689%, 4/10/49 (l)	500,000	522,571
Series 2007-3 A4 5.658%, 6/10/49 (l)	801,000	822,262
Banc of America Large Loan, Inc.,
Series 2009-UB1 A4A 5.621%, 6/24/50 (l)§	500,000	533,840
Series 2010-HLTN 2.010%, 11/15/15 (l)§	1,894,476	1,689,006
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1 3.200%, 2/25/34 (l)	651,807	588,257
Bear Stearns Alt-A Trust,
Series 2005-7 22A1 2.955%, 9/25/35 (l)	676,010	487,743
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2003-T12 A4 4.680%, 8/13/39 (l)	1,205,000	1,272,640
Series 2004-T16 A6 4.750%, 2/13/46 (l)	790,000	827,530
Series 2006-BBA7 A1 0.370%, 3/15/19 (l)§	665,977	652,658
Series 2006-T22 A4 5.512%, 4/12/38 (l)	675,000	733,559
Series 2006-T24 A4 5.537%, 10/12/41	1,200,000	1,298,211
Series 2007-PW17 A2 5.574%, 6/11/50	500,000	515,258
Series 2007-PW17 AM 5.915%, 6/11/50 (l)	2,000,000	2,042,038
Series 2007-PW18 A4 5.700%, 10/11/17	750,000	792,265
Citigroup Commercial Mortgage Trust,
Series 2008-C7 A3 6.179%, 12/10/49 (l)	2,200,000	2,358,340
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2007-CD4 A2B 5.205%, 12/11/49	1,130,000	1,159,154
Series 2007-CD4 A3 5.293%, 12/11/49	1,000,000	1,024,573
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4 4.982%, 5/10/43 (l)	1,000,000	1,066,905
Series 2010-C1 A1 3.156%, 7/10/46§	2,196,085	2,201,027
Countrywide Alternative Loan Trust,
Series 2006-OA22 A1 0.421%, 2/25/47 (l)	407,815	256,170
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3 5.467%, 9/15/39	1,000,000	1,029,503
Series 2010-RR1 2A 5.695%, 7/15/17 (l)§	700,000	720,934

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Series 2010-RR1 3A 5.658%, 6/10/49 (l)§	$700,000	$733,754
Series 2010-RR7 2A 5.467%, 9/18/39 (l)§	800,000	833,021
CS First Boston Mortgage Securities Corp.,
Series 2004-C2 A1 3.819%, 5/15/36	338,589	350,140
Series 2004-C4 A6 4.691%, 10/15/39	1,210,000	1,271,608
EMF-NL B.V.,
Series 2008-APRX A2 1.787%, 4/17/41 (l)(m)	1,000,000	963,923
GE Capital Commercial Mortgage Corp.,
Series 2007-C1 A4 5.543%, 12/10/49	1,500,000	1,510,519
Granite Master Issuer plc,
Series 2006-4 A6 0.351%, 12/20/54 (l)	880,825	819,665
Greenpoint Mortgage Funding Trust,
Series 2007-AR1 3A1 0.361%, 2/25/37 (l)	84,889	73,223
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1 3.117%, 10/25/33 (l)	652,762	570,091
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4 4.799%, 8/10/42 (l)	417,000	433,483
Series 2005-GG5 A5 5.224%, 4/10/37 (l)	2,000,000	2,114,031
Series 2007-GG9 A4 5.444%, 3/10/39	1,200,000	1,264,534
GS Mortgage Securities Corp. II,
Series 2001-ROCK A2 6.624%, 5/3/18§	294,269	295,743
Series 2004-GG2 A6 5.396%, 8/10/38 (l)	1,700,000	1,823,044
Series 2010-C1 A2 4.592%, 8/10/43§	1,500,000	1,514,475
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A 0.451%, 1/19/38 (l)	368,411	237,808
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7 A4 4.879%, 1/12/38 (l)	2,000,000	2,108,772
Series 2005-LDP1 A3 4.865%, 3/15/46	1,000,000	1,028,700
Series 2006-LDP9 A3 5.336%, 5/15/47	1,200,000	1,248,729
Series 2006-CB15 A 4 5.814%, 6/12/43 (l)	1,535,000	1,645,594
Series 2007-C1 ASB 5.857%, 2/15/51	1,000,000	1,051,137
Series 2007-CB18 A4 5.440%, 6/12/47	1,250,000	1,306,897
Series 2007-LDPX A3 5.420%, 1/15/49	500,000	520,121
LB-UBS Commercial Mortgage Trust,
Series 2004-C1 A4 4.568%, 1/15/31	1,415,000	1,479,849

	Principal Amount	Value (Note 1)

Series 2004-C2 A4 4.367%, 3/15/36	$1,000,000	$1,030,828
Series 2007-C6 A4 5.858%, 7/15/40 (l)	1,250,000	1,317,118
Series 2007-C7 A3 5.866%, 9/15/45 (l)	1,050,000	1,109,148
Series 2008-C1 A2 6.154%, 4/15/41 (l)	1,000,000	1,066,388
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4 4.864%, 8/12/39 (l)	1,110,000	1,158,045
Series 2005-LC1 A4 5.291%, 1/12/44 (l)	750,000	800,581
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2007-5 A4 5.378%, 8/12/48	1,500,000	1,516,917
MLCC Mortgage Investors, Inc.,
Series 2005-2 3A 1.258%, 10/25/35 (l)	376,831	313,781
Morgan Stanley,
Series 2009-GG10 A4A 5.807%, 8/12/45 (l)§	800,000	855,397
Morgan Stanley Capital I, Inc.,
Series 2005-IQ9 A5 4.700%, 7/15/56	775,000	816,428
Series 2006-HQ8 A4 5.388%, 3/12/44 (l)	500,000	538,209
Series 2007-HQ12 A5 5.598%, 4/12/49 (l)	1,250,000	1,236,160
Series 2007-T25 A3 5.514%, 11/12/49 (l)	1,400,000	1,495,974
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-TOP9 A2 4.740%, 11/13/36	130,000	135,858
OBP Depositor LLC Trust,
Series 2010-OBP A 4.646%, 7/15/45§	1,000,000	1,022,075
RBSCF Trust,
Series 2009-RR1 JPA 6.068%, 9/17/39 (l)§	800,000	845,052
Series 2010-RR3 CSCA 5.467%, 9/16/39 (l)§	800,000	841,096
Series 2010-RR3 JPMA 5.420%, 1/16/49 (l)§	1,000,000	1,042,773
Series 2010-RR4 CMLA 6.014%, 8/16/17 (l)§	500,000	534,040
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1 0.511%, 7/19/35 (l)	167,435	115,237
Wachovia Bank Commercial Mortgage Trust,
Series 2003-C8 A4 4.964%, 11/15/35 (l)	1,000,000	1,059,633
Series 2004-C11 A5 5.215%, 1/15/41 (l)	1,500,000	1,600,702
Series 2004-C14 A2 4.368%, 8/15/41	301,861	309,953
Series 2006-C28 A2 5.500%, 10/15/48	700,000	711,940
Series 2007-C30 A5 5.342%, 12/15/43	695,000	683,304

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Series 2007-C33 A4 5.902%, 2/15/51 (l)	$1,000,000	$1,051,473
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A 1.728%, 8/25/42 (l)	75,525	63,730
Series 2005-AR17 A1A1 0.531%, 12/25/45 (l)	332,451	281,691

		74,472,959

Total Asset-Backed and Mortgage-Backed Securities		86,619,331

Convertible Bonds (0.2%)
Industrials (0.2%)
Commercial Services & Supplies (0.1%)
LDK Solar Co. Ltd. 4.750%, 4/15/13	2,425,000	2,379,531

Machinery (0.1%)
Smith & Wesson Holding Corp. 4.000%, 12/15/26	1,250,000	1,237,500

Total Industrials		3,617,031

Total Convertible Bonds		3,617,031

Corporate Bonds (36.4%)
Consumer Discretionary (3.6%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	250,000	265,554

Automobiles (0.1%)
Daimler Finance N.A. LLC 6.500%, 11/15/13	1,000,000	1,132,069
8.500%, 1/18/31	300,000	400,873
PACCAR, Inc. 6.875%, 2/15/14	200,000	229,411

		1,762,353

Distributors (0.1%)
American Tire Distributors, Inc. 9.750%, 6/1/17§	1,650,000	1,782,000
McJunkin Red Man Corp. 9.500%, 12/15/16§	800,000	756,000
SGS International, Inc. 12.000%, 12/15/13	700,000	721,000

		3,259,000

Hotels, Restaurants & Leisure (0.6%)
Diamond Resorts Corp. 12.000%, 8/15/18§	2,300,000	2,300,000
El Pollo Loco, Inc. 11.750%, 12/1/12	825,000	841,500
Greektown Superholdings, Inc. 13.000%, 7/1/15§	2,175,000	2,426,250
International Game Technology 7.500%, 6/15/19	50,000	56,283
Landry’s Restaurants, Inc. 11.625%, 12/1/15	2,450,000	2,615,375

	Principal Amount	Value (Note 1)

McDonald’s Corp. 4.300%, 3/1/13	$200,000	$213,210
5.350%, 3/1/18	500,000	561,006
4.875%, 7/15/40	90,000	87,595
Roadhouse Financing, Inc. 10.750%, 10/15/17§	1,650,000	1,782,000
Travelport LLC 9.875%, 9/1/14	500,000	486,875
11.875%, 9/1/16	775,000	761,438
Travelport LLC/Travelport, Inc. 9.000%, 3/1/16	500,000	484,375
Wendy’s/Arby’s Restaurants LLC
10.000%, 7/15/16	1,950,000	2,115,750
Yum! Brands, Inc. 6.875%, 11/15/37	250,000	283,728

		15,015,385

Household Durables (0.2%)
Beazer Homes USA, Inc. 9.125%, 5/15/19§	1,100,000	1,045,000
Blyth, Inc. 5.500%, 11/1/13	2,050,000	2,009,000
Fortune Brands, Inc. 3.000%, 6/1/12	200,000	203,000
5.375%, 1/15/16	350,000	361,951
Newell Rubbermaid, Inc. 4.700%, 8/15/20	100,000	99,195
Toll Brothers Finance Corp. 6.750%, 11/1/19	100,000	105,067
Whirlpool Corp. 8.000%, 5/1/12	115,000	123,926
5.500%, 3/1/13	200,000	212,407
8.600%, 5/1/14	35,000	40,358

		4,199,904

Internet & Catalog Retail (0.3%)
Affinion Group, Inc. 11.500%, 10/15/15	1,250,000	1,300,000
7.875%, 12/15/18§	1,650,000	1,608,750
Affinity Group, Inc. 11.500%, 12/1/16§	1,875,000	1,842,187
Catalina Marketing Corp. 10.500%, 10/1/15 PIK§	2,740,000	2,931,800

		7,682,737

Leisure Equipment & Products (0.0%)
Hasbro, Inc. 6.350%, 3/15/40	65,000	65,772

Media (1.7%)
CBS Corp. 5.625%, 8/15/12	11,000	11,667
8.875%, 5/15/19	125,000	157,260
5.750%, 4/15/20	100,000	106,266
5.500%, 5/15/33	250,000	229,809
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%, 4/30/20	1,700,000	1,789,250
Charter Communications Operating LLC
2.260%, 3/6/14 (l)	910,169	897,138
Charter Communications Operating LLC/Charter Communications Operating Capital
8.000%, 4/30/12§	500,000	525,000

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	$1,925,000	$2,100,188
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	208,235
Comcast Corp. 6.500%, 1/15/15	200,000	227,746
5.900%, 3/15/16	400,000	447,812
6.500%, 1/15/17	400,000	461,109
5.700%, 7/1/19	100,000	109,326
5.150%, 3/1/20	500,000	525,172
6.950%, 8/15/37	400,000	452,427
6.400%, 5/15/38	200,000	213,733
6.550%, 7/1/39	400,000	435,012
COX Communications, Inc. 7.125%, 10/1/12	200,000	219,344
5.450%, 12/15/14	200,000	220,175
CSC Holdings LLC 7.625%, 4/1/11	1,700,000	1,721,250
CW Media Holdings, Inc. 13.500%, 8/15/15 PIK§(b)	527	598
DCP LLC/DCP Corp. 10.750%, 8/15/15§	2,175,000	2,147,813
DIRECTV Holdings LLC 3.550%, 3/15/15	295,000	299,697
5.200%, 3/15/20	130,000	134,769
6.350%, 3/15/40	60,000	63,118
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
7.625%, 5/15/16	223,000	247,251
5.875%, 10/1/19	300,000	326,053
6.000%, 8/15/40	100,000	100,393
Discovery Communications LLC 3.700%, 6/1/15	100,000	103,534
5.050%, 6/1/20	200,000	211,493
DISH DBS Corp. 6.375%, 10/1/11	1,000,000	1,030,000
European Media Capital S.A. 10.000%, 2/1/15§†(b)	1,984,553	1,224,469
GeoEye, Inc. 9.625%, 10/1/15	1,275,000	1,440,750
Grupo Televisa S.A. 6.625%, 1/15/40	250,000	270,736
Hughes Network Systems LLC/HNS Finance Corp.
9.500%, 4/15/14	1,500,000	1,546,875
Intelsat Jackson Holdings S.A. 11.500%, 6/15/16	1,200,000	1,293,000
inVentiv Health, Inc. 10.000%, 8/15/18§	725,000	726,813
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17 (h)	1,916,000	79,035
NBC Universal, Inc. 3.650%, 4/30/15§	300,000	307,708
5.150%, 4/30/20§	500,000	518,312
6.400%, 4/30/40§	200,000	212,393
Network Communications, Inc. 10.750%, 12/1/13 (b)(h)	7,350,000	1,341,375
News America, Inc. 6.900%, 3/1/19	500,000	599,041
6.200%, 12/15/34	200,000	209,997
6.150%, 3/1/37	100,000	104,258

	Principal Amount	Value (Note 1)

6.650%, 11/15/37	$200,000	$221,518
6.900%, 8/15/39	300,000	343,476
Nielsen Finance LLC/Nielsen Finance Co.
11.500%, 5/1/16	1,000,000	1,155,000
Omnicom Group, Inc. 6.250%, 7/15/19	200,000	222,011
4.450%, 8/15/20	35,000	34,248
ProQuest LLC/ProQuest Notes Co.
9.000%, 10/15/18§	1,875,000	1,931,250
Rainbow National Services LLC 10.375%, 9/1/14§	2,520,000	2,614,500
Reed Elsevier Capital, Inc. 8.625%, 1/15/19	100,000	127,139
Thomson Reuters Corp. 6.500%, 7/15/18	500,000	582,923
4.700%, 10/15/19	50,000	52,555
Time Warner Cable, Inc. 6.200%, 7/1/13	400,000	444,253
3.500%, 2/1/15	100,000	102,749
5.850%, 5/1/17	400,000	446,319
8.250%, 4/1/19	700,000	869,521
5.000%, 2/1/20	75,000	77,185
6.550%, 5/1/37	200,000	214,139
7.300%, 7/1/38	400,000	467,725
6.750%, 6/15/39	150,000	165,671
Time Warner Entertainment Co. LP
8.375%, 7/15/33	200,000	252,395
Time Warner, Inc. 3.150%, 7/15/15	200,000	203,204
5.875%, 11/15/16	200,000	225,743
4.875%, 3/15/20	500,000	520,727
7.625%, 4/15/31	350,000	425,489
7.700%, 5/1/32	300,000	366,207
6.500%, 11/15/36	200,000	218,589
Umbrella Acquisition, Inc. 9.750%, 3/15/15 PIK§	605,642	654,093
Viacom, Inc. 4.375%, 9/15/14	100,000	106,462
6.250%, 4/30/16	200,000	227,606
5.625%, 9/15/19	100,000	111,107
6.875%, 4/30/36	200,000	229,470
Walt Disney Co. 4.500%, 12/15/13	500,000	546,064
6.000%, 7/17/17	100,000	114,960
WMG Acquisition Corp. 9.500%, 6/15/16	1,900,000	2,037,750
WPP Finance UK Corp. 5.875%, 6/15/14	900,000	972,384

		42,881,832

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14	2,600,000	2,652,000
Kohl’s Corp. 6.250%, 12/15/17	200,000	230,751
Nordstrom, Inc. 6.750%, 6/1/14	60,000	68,001
4.750%, 5/1/20	45,000	45,674
Target Corp. 5.125%, 1/15/13	400,000	432,971
6.000%, 1/15/18	200,000	231,545

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount		Value (Note 1)

6.500%, 10/15/37		$300,000	$349,819
7.000%, 1/15/38		200,000	245,187
Wal-Mart Stores, Inc. 2.875%, 4/1/15		300,000	307,742

			4,563,690

Specialty Retail (0.2%)
AutoZone, Inc. 5.750%, 1/15/15		150,000	165,051
4.000%, 11/15/20		50,000	47,223
Home Depot, Inc. 5.400%, 3/1/16		200,000	224,121
5.875%, 12/16/36		500,000	520,075
Lowe’s Cos., Inc. 5.600%, 9/15/12		200,000	215,787
4.625%, 4/15/20		100,000	105,409
5.800%, 4/15/40		335,000	354,568
Staples, Inc. 9.750%, 1/15/14		500,000	605,926
Toys R Us Property Co. I LLC
10.750%, 7/15/17		1,250,000	1,425,000
Toys R Us Property Co. II LLC
8.500%, 12/1/17		1,000,000	1,075,000

			4,738,160

Textiles, Apparel & Luxury Goods (0.2%)
BoardRiders 8.875%, 12/15/17§	EUR	3,475,000	4,823,584
Cintas Corp. No 2 6.125%, 12/1/17		$100,000	113,710

			4,937,294

Total Consumer Discretionary			89,371,681

Consumer Staples (2.2%)
Beverages (0.4%)
Anheuser-Busch Cos., Inc. 4.950%, 1/15/14		200,000	215,208
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12		725,000	748,064
1.033%, 3/26/13 (l)		3,000,000	3,027,204
4.125%, 1/15/15		125,000	131,652
5.375%, 1/15/20		575,000	623,063
6.375%, 1/15/40		250,000	286,328
Bottling Group LLC 6.950%, 3/15/14		300,000	347,644
Brown-Forman Corp. 2.500%, 1/15/16		100,000	99,037
Coca-Cola Co. 0.750%, 11/15/13		100,000	98,705
1.500%, 11/15/15		100,000	95,984
3.150%, 11/15/20		70,000	65,680
Coca-Cola Refreshments USA, Inc.
8.500%, 2/1/12		200,000	216,442
7.375%, 3/3/14		300,000	349,720
Diageo Capital plc 5.750%, 10/23/17		300,000	340,263
5.875%, 9/30/36		100,000	107,172
Diageo Finance B.V. 5.500%, 4/1/13		400,000	436,618
3.250%, 1/15/15		150,000	154,560

	Principal Amount	Value (Note 1)

Dr Pepper Snapple Group, Inc. 6.120%, 5/1/13	$100,000	$110,273
Pepsi Bottling Group, Inc. 7.000%, 3/1/29	200,000	245,978
PepsiAmericas, Inc. 5.750%, 7/31/12	200,000	215,230
PepsiCo, Inc. 3.100%, 1/15/15	100,000	104,312
5.000%, 6/1/18	200,000	220,779
7.900%, 11/1/18	400,000	514,645
4.500%, 1/15/20	300,000	314,727
5.500%, 1/15/40	200,000	211,406

		9,280,694

Food & Staples Retailing (0.5%)
Costco Wholesale Corp. 5.500%, 3/15/17	200,000	227,867
CVS Caremark Corp. 3.250%, 5/18/15	150,000	152,444
5.750%, 6/1/17	200,000	222,530
6.600%, 3/15/19	300,000	351,261
4.750%, 5/18/20	150,000	155,738
6.250%, 6/1/27	100,000	109,971
CVS Pass-Through Trust 7.507%, 1/10/32§	1,377,966	1,565,701
Delhaize America LLC 9.000%, 4/15/31	100,000	132,754
Kroger Co. 7.500%, 1/15/14	300,000	345,886
3.900%, 10/1/15	100,000	105,071
6.150%, 1/15/20	300,000	339,948
Rite Aid Corp. 10.375%, 7/15/16	525,000	546,000
Safeway, Inc. 5.800%, 8/15/12	100,000	107,622
6.350%, 8/15/17	200,000	223,338
7.250%, 2/1/31	100,000	111,575
SUPERVALU, Inc. 8.000%, 5/1/16	1,700,000	1,627,750
U.S. Foodservice, Inc. 10.250%, 6/30/15§	1,840,000	1,904,400
Walgreen Co. 4.875%, 8/1/13	200,000	218,448
Wal-Mart Stores, Inc. 4.550%, 5/1/13	400,000	432,058
5.800%, 2/15/18	500,000	574,518
7.550%, 2/15/30	200,000	257,913
5.250%, 9/1/35	300,000	301,904
6.500%, 8/15/37	500,000	587,424
6.200%, 4/15/38	100,000	113,841
5.625%, 4/1/40	500,000	532,493
Woolworths Ltd. 4.000%, 9/22/20§	700,000	677,861

		11,926,316

Food Products (0.5%)
Archer-Daniels-Midland Co. 5.375%, 9/15/35	300,000	303,054
Bunge Ltd. Finance Corp. 5.875%, 5/15/13	700,000	749,411
Campbell Soup Co. 3.375%, 8/15/14	100,000	105,126
3.050%, 7/15/17	100,000	100,458

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

ConAgra Foods, Inc. 8.250%, 9/15/30	$100,000	$124,703
Corn Products International, Inc. 3.200%, 11/1/15	100,000	100,304
General Mills, Inc. 5.200%, 3/17/15	200,000	220,794
5.650%, 2/15/19	300,000	333,976
5.400%, 6/15/40	30,000	30,399
H.J. Heinz Co. 5.350%, 7/15/13	300,000	328,924
Hershey Co. 5.000%, 4/1/13	1,000,000	1,082,763
Kellogg Co. 4.250%, 3/6/13	200,000	212,279
4.450%, 5/30/16	500,000	538,184
4.000%, 12/15/20	100,000	98,625
7.450%, 4/1/31	200,000	250,646
Kraft Foods, Inc. 6.250%, 6/1/12	1,100,000	1,176,698
6.750%, 2/19/14	2,900,000	3,305,826
4.125%, 2/9/16	100,000	104,972
6.125%, 2/1/18	200,000	228,459
5.375%, 2/10/20	150,000	161,440
6.875%, 2/1/38	200,000	232,212
6.500%, 2/9/40	750,000	840,472
Ralcorp Holdings, Inc. 6.625%, 8/15/39	100,000	103,598
Sara Lee Corp. 6.125%, 11/1/32	100,000	99,691
Viskase Cos., Inc. 9.875%, 1/15/18§	2,400,000	2,502,000

		13,335,014

Household Products (0.5%)
Amscan Holdings, Inc. 8.750%, 5/1/14	1,000,000	1,000,000
Clorox Co. 5.000%, 3/1/13	300,000	320,440
3.550%, 11/1/15	50,000	51,451
Colgate-Palmolive Co. 3.150%, 8/5/15	40,000	41,651
Diversey Holdings, Inc. 10.500%, 5/15/20	1,300,000	1,495,000
Kimberly-Clark Corp.
6.125%, 8/1/17	200,000	233,414
3.625%, 8/1/20	200,000	196,422
Procter & Gamble Co.
3.500%, 2/15/15	300,000	314,978
4.850%, 12/15/15	200,000	223,038
4.700%, 2/15/19	300,000	324,745
5.800%, 8/15/34	200,000	220,834
5.550%, 3/5/37	100,000	108,896
Reynolds Group Issuer, Inc.
7.125%, 4/15/19§	350,000	356,125
9.000%, 4/15/19§	1,925,000	1,994,781
Spectrum Brands, Inc.
9.500%, 6/15/18§	450,000	494,438
12.000%, 8/28/19 PIK	1,976,000	2,205,710
Viking Acquisition, Inc.
9.250%, 11/1/18§	2,000,000	1,985,000

		11,566,923

	Principal Amount	Value (Note 1)

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	$300,000	$332,420

Tobacco (0.3%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	574,799
4.125%, 9/11/15	200,000	209,115
9.700%, 11/10/18	100,000	131,923
9.250%, 8/6/19	600,000	783,024
9.950%, 11/10/38	300,000	422,740
Lorillard Tobacco Co.
8.125%, 6/23/19	265,000	294,873
Philip Morris International, Inc.
6.875%, 3/17/14	500,000	576,157
5.650%, 5/16/18	200,000	225,485
4.500%, 3/26/20	100,000	103,273
Reynolds American, Inc.
7.250%, 6/1/13	200,000	222,534
7.250%, 6/15/37	100,000	103,973
UST LLC
6.625%, 7/15/12	100,000	107,284
Vector Group Ltd.
11.000%, 8/15/15	2,775,000	2,858,250

		6,613,430

Total Consumer Staples		53,054,797

Energy (2.8%)
Energy Equipment & Services (0.2%)
American Petroleum
10.250%, 5/1/15§	825,000	853,875
Baker Hughes, Inc.
6.500%, 11/15/13	200,000	227,616
6.875%, 1/15/29	200,000	240,197
5.125%, 9/15/40	200,000	195,356
Cameron International Corp.
6.375%, 7/15/18	100,000	110,907
7.000%, 7/15/38	100,000	109,233
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	183,003
Geokinetics Holdings USA, Inc.
9.750%, 12/15/14	650,000	624,000
Halliburton Co.
6.150%, 9/15/19	100,000	114,855
7.450%, 9/15/39	200,000	256,980
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	75,433
Transocean, Inc.
4.950%, 11/15/15	300,000	310,039
6.000%, 3/15/18	100,000	105,029
6.500%, 11/15/20	100,000	106,172
6.800%, 3/15/38	200,000	204,972
Weatherford International Ltd.
6.000%, 3/15/18	200,000	215,268
9.625%, 3/1/19	500,000	641,593
7.000%, 3/15/38	300,000	321,797

		4,896,325

Oil, Gas & Consumable Fuels (2.6%)
Anadarko Finance Co.
Series B 7.500%, 5/1/31	100,000	110,575

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Anadarko Petroleum Corp.
5.950%, 9/15/16	$400,000	$429,716
8.700%, 3/15/19	300,000	366,362
6.450%, 9/15/36	400,000	398,955
Apache Corp.
5.250%, 4/15/13	100,000	108,809
6.000%, 9/15/13	665,000	746,725
5.625%, 1/15/17	200,000	228,105
6.000%, 1/15/37	250,000	274,927
BG Energy Capital plc
2.500%, 12/9/15§	1,700,000	1,684,316
Buckeye Partners LP
5.500%, 8/15/19	75,000	79,204
Canadian Natural Resources Ltd.
4.900%, 12/1/14	200,000	217,121
5.900%, 2/1/18	200,000	227,781
5.850%, 2/1/35	100,000	103,940
6.250%, 3/15/38	200,000	220,986
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,155
5.700%, 10/15/19	450,000	510,299
6.750%, 11/15/39	450,000	524,247
Chevron Corp.
3.950%, 3/3/14	1,000,000	1,067,561
Conoco, Inc.
6.950%, 4/15/29	350,000	430,148
ConocoPhillips
4.750%, 2/1/14	500,000	543,131
5.750%, 2/1/19	400,000	455,846
5.900%, 5/15/38	100,000	109,993
6.500%, 2/1/39	300,000	356,731
Devon Financing Corp. ULC
7.875%, 9/30/31	400,000	527,374
El Paso Corp.
7.000%, 5/15/11	1,000,000	1,017,219
Enbridge Energy Partners LP
9.875%, 3/1/19	100,000	131,499
5.200%, 3/15/20	115,000	120,531
EnCana Corp.
5.900%, 12/1/17	100,000	113,732
6.500%, 5/15/19	25,000	29,632
6.625%, 8/15/37	350,000	382,777
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	222,727
Energy Transfer Partners LP
8.500%, 4/15/14	1,500,000	1,741,598
9.000%, 4/15/19	500,000	626,388
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17§	2,000,000	2,080,000
Enterprise Products Operating LLC
5.650%, 4/1/13	300,000	323,031
6.300%, 9/15/17	300,000	338,515
5.200%, 9/1/20	100,000	103,602
6.875%, 3/1/33	200,000	223,915
6.125%, 10/15/39	250,000	260,202
EOG Resources, Inc.
2.950%, 6/1/15	200,000	201,389
5.625%, 6/1/19	190,000	209,808
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§(b)	400,000	410,000
8.625%, 4/28/34 (m)	500,000	599,900

	Principal Amount	Value (Note 1)

Hess Corp.
8.125%, 2/15/19	$500,000	$631,685
5.600%, 2/15/41	100,000	99,273
Husky Energy, Inc.
5.900%, 6/15/14	105,000	115,394
7.250%, 12/15/19	265,000	314,663
Kinder Morgan Energy Partners LP
6.750%, 3/15/11	300,000	303,330
5.850%, 9/15/12	1,200,000	1,286,701
5.950%, 2/15/18	200,000	220,263
9.000%, 2/1/19	2,050,000	2,581,575
6.850%, 2/15/20	730,000	836,423
5.300%, 9/15/20	75,000	77,874
5.800%, 3/15/35	200,000	190,502
Linn Energy LLC
9.875%, 7/1/18	1,325,000	1,450,875
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	775,000	835,063
Magellan Midstream Partners LP
6.550%, 7/15/19	1,500,000	1,710,010
Marathon Oil Corp.
5.900%, 3/15/18	135,000	153,066
7.500%, 2/15/19	300,000	372,581
6.600%, 10/1/37	100,000	114,224
McMoRan Exploration Co.
11.875%, 11/15/14	1,950,000	2,154,750
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	371,756
Nexen, Inc.
5.050%, 11/20/13	200,000	212,940
6.200%, 7/30/19	45,000	48,455
6.400%, 5/15/37	200,000	193,776
7.500%, 7/30/39	60,000	65,250
NGPL PipeCo LLC
7.119%, 12/15/17§	1,650,000	1,806,382
Noble Energy, Inc.
8.250%, 3/1/19	200,000	249,918
Noble Holding International Ltd.
4.900%, 8/1/20	200,000	206,899
NuStar Logistics LP
4.800%, 9/1/20	150,000	145,479
Occidental Petroleum Corp.
6.750%, 1/15/12	100,000	105,917
2.500%, 2/1/16	100,000	99,717
4.125%, 6/1/16	150,000	161,786
4.100%, 2/1/21	150,000	152,467
ONEOK Partners LP
8.625%, 3/1/19	500,000	623,814
Pemex Project Funding Master Trust
6.625%, 6/15/35	250,000	254,373
Petrobras International Finance Co.
5.875%, 3/1/18	900,000	958,336
7.875%, 3/15/19	350,000	413,760
5.750%, 1/20/20	250,000	259,392
PetroHawk Energy Corp.
10.500%, 8/1/14	1,600,000	1,824,000
Petroleos Mexicanos
8.000%, 5/3/19	1,000,000	1,205,000
5.500%, 1/21/21	1,900,000	1,923,750
Plains All American Pipeline LP
8.750%, 5/1/19	500,000	620,497

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Shell International Finance B.V.
4.950%, 3/22/12	$100,000	$105,042
1.875%, 3/25/13	1,545,000	1,568,302
4.000%, 3/21/14	1,200,000	1,276,916
3.100%, 6/28/15	1,800,000	1,848,508
4.375%, 3/25/20	100,000	104,886
6.375%, 12/15/38	300,000	355,569
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	555,332
Statoil ASA
3.125%, 8/17/17	1,000,000	990,238
5.250%, 4/15/19	500,000	556,947
7.150%, 1/15/29	100,000	123,291
5.100%, 8/17/40	100,000	99,979
Stone Energy Corp.
8.625%, 2/1/17	2,150,000	2,182,250
Suncor Energy, Inc.
6.100%, 6/1/18	750,000	862,338
7.150%, 2/1/32	100,000	112,341
6.500%, 6/15/38	200,000	222,029
Sunoco Logistics Partners LP
6.850%, 2/15/40	100,000	105,215
Talisman Energy, Inc.
7.750%, 6/1/19	340,000	419,748
Total Capital S.A.
3.125%, 10/2/15	300,000	307,368
4.450%, 6/24/20	1,800,000	1,865,750
4.250%, 12/15/21	150,000	151,266
TransCanada PipeLines Ltd.
7.125%, 1/15/19	500,000	612,037
7.250%, 8/15/38	400,000	497,387
Valero Energy Corp.
6.875%, 4/15/12	1,400,000	1,489,854
4.750%, 6/15/13	100,000	106,573
4.500%, 2/1/15	45,000	46,802
9.375%, 3/15/19	200,000	248,256
6.125%, 2/1/20	65,000	69,034
6.625%, 6/15/37	100,000	101,563
Williams Cos., Inc.
8.750%, 3/15/32	297,000	363,361
Williams Partners LP
3.800%, 2/15/15	100,000	103,340
5.250%, 3/15/20	255,000	264,333
6.300%, 4/15/40	170,000	176,951
XTO Energy, Inc.
6.250%, 4/15/13	983,000	1,095,077

		63,306,271

Total Energy		68,202,596

Financials (14.9%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.
5.300%, 3/15/20	100,000	105,206
Bank of New York Mellon Corp.
6.375%, 4/1/12	100,000	106,617
4.950%, 11/1/12	400,000	429,174
5.125%, 8/27/13	300,000	328,889
4.300%, 5/15/14	115,000	122,705
5.450%, 5/15/19	200,000	219,698
Bear Stearns Cos. LLC
5.350%, 2/1/12	700,000	732,492

	Principal Amount	Value (Note 1)

6.950%, 8/10/12	$1,300,000	$1,418,295
5.700%, 11/15/14	200,000	219,750
5.300%, 10/30/15	700,000	759,625
6.400%, 10/2/17	250,000	285,009
7.250%, 2/1/18	300,000	355,518
BlackRock, Inc.
3.500%, 12/10/14	200,000	207,404
5.000%, 12/10/19	100,000	104,422
Charles Schwab Corp.
4.950%, 6/1/14	150,000	163,115
4.450%, 7/22/20	100,000	99,613
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	107,473
2.375%, 1/11/13	450,000	456,637
4.875%, 5/20/13	400,000	428,892
3.450%, 3/30/15	200,000	204,903
6.000%, 9/1/17	500,000	560,114
Eaton Vance Corp.
6.500%, 10/2/17	100,000	113,360
Franklin Resources, Inc.
3.125%, 5/20/15	100,000	101,836
Goldman Sachs Capital I
6.345%, 2/15/34	300,000	285,855
Goldman Sachs Capital II
5.793%, 6/1/43 (l)	200,000	169,500
Goldman Sachs Group, Inc.
6.600%, 1/15/12	400,000	422,985
3.250%, 6/15/12	2,110,000	2,190,380
3.625%, 8/1/12	145,000	149,641
5.450%, 11/1/12	800,000	855,621
5.250%, 10/15/13	500,000	541,109
5.150%, 1/15/14	800,000	861,651
6.000%, 5/1/14	75,000	82,623
3.700%, 8/1/15	2,000,000	2,037,824
5.350%, 1/15/16	800,000	859,522
5.950%, 1/18/18	800,000	867,906
7.500%, 2/15/19	500,000	582,995
6.000%, 6/15/20	500,000	540,332
5.950%, 1/15/27	400,000	383,660
6.125%, 2/15/33	200,000	211,894
6.750%, 10/1/37	750,000	766,797
Jefferies Group, Inc.
8.500%, 7/15/19	350,000	400,183
Macquarie Bank Ltd.
2.600%, 1/20/12§	2,900,000	2,955,436
3.300%, 7/17/14§	3,000,000	3,169,740
Merrill Lynch & Co., Inc.
0.533%, 6/5/12 (l)	4,000,000	3,962,488
6.050%, 8/15/12	1,000,000	1,058,899
6.150%, 4/25/13	400,000	429,203
0.749%, 1/15/15 (l)	1,000,000	946,561
6.050%, 5/16/16	700,000	721,218
6.875%, 4/25/18	950,000	1,039,640
6.220%, 9/15/26	250,000	237,224
6.110%, 1/29/37	500,000	451,338
7.750%, 5/14/38	400,000	415,131
Morgan Stanley
6.600%, 4/1/12	700,000	745,828
1.950%, 6/20/12	840,000	857,370
5.300%, 3/1/13	400,000	426,247
2.786%, 5/14/13 (l)	1,400,000	1,450,789

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

4.750%, 4/1/14	$400,000	$409,611
6.000%, 5/13/14	3,600,000	3,889,728
6.000%, 4/28/15	300,000	324,901
5.375%, 10/15/15	250,000	262,592
5.750%, 10/18/16	500,000	533,237
5.450%, 1/9/17	400,000	414,806
5.550%, 4/27/17	200,000	208,360
5.950%, 12/28/17	400,000	423,216
6.625%, 4/1/18	600,000	650,861
7.300%, 5/13/19	100,000	112,564
5.625%, 9/23/19	500,000	509,842
Nomura Holdings, Inc.
5.000%, 3/4/15	150,000	156,389
6.700%, 3/4/20	135,000	144,489
Northern Trust Corp.
4.625%, 5/1/14	140,000	151,358
3.450%, 11/4/20	100,000	95,720
Raymond James Financial, Inc.
8.600%, 8/15/19	100,000	118,513
SteelRiver Transmission Co. LLC
4.710%, 6/30/17§(b)	1,200,000	1,179,840
TD Ameritrade Holding Corp.
4.150%, 12/1/14	200,000	206,819

		48,501,183

Commercial Banks (5.3%)
Ally Financial, Inc.
6.000%, 4/1/11	664,000	664,830
7.000%, 2/1/12	700,000	724,500
1.750%, 10/30/12	300,000	305,314
2.200%, 12/19/12	1,000,000	1,028,529
American Express Centurion Bank
5.550%, 10/17/12	3,400,000	3,636,701
Banco do Brasil S.A.
4.500%, 1/22/15§	1,600,000	1,664,000
Banco Santander Brazil S.A./Cayman Islands
(Zero Coupon), 12/29/11§(b)	1,800,000	1,754,462
Banco Santander S.A./Chile
1.539%, 4/20/12 (l)§	1,600,000	1,599,403
Bank of Montreal
2.125%, 6/28/13	200,000	203,547
Bank of Nova Scotia
2.250%, 1/22/13	100,000	101,821
2.375%, 12/17/13	500,000	515,138
3.400%, 1/22/15	200,000	207,582
Barclays Bank plc
5.450%, 9/12/12	400,000	428,669
3.900%, 4/7/15	300,000	309,347
5.000%, 9/22/16	500,000	529,100
6.750%, 5/22/19	150,000	169,426
5.125%, 1/8/20	300,000	306,377
5.140%, 10/14/20	100,000	89,975
BB&T Corp.
4.750%, 10/1/12	300,000	316,529
3.375%, 9/25/13	200,000	209,450
3.950%, 4/29/16	150,000	154,821
6.850%, 4/30/19	350,000	403,196
BNP Paribas
3.250%, 3/11/15	200,000	202,137
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	200,000	203,224

	Principal Amount	Value (Note 1)

Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	$2,900,000	$2,951,846
1.450%, 9/13/13	200,000	199,343
CapitalSource, Inc.
12.750%, 7/15/14§	2,375,000	2,778,750
CIT Group, Inc.
7.000%, 5/1/14	400,000	404,000
4.786%, 8/11/15 (l)	1,000,000	1,018,542
7.000%, 5/1/16	1,725,000	1,731,469
Citibank N.A.
1.750%, 12/28/12	500,000	510,117
Commonwealth Bank of Australia
0.682%, 12/10/12 (l)§	2,900,000	2,898,866
0.709%, 7/12/13 (l)§	2,900,000	2,905,185
2.900%, 9/17/14§	1,000,000	1,044,490
Credit Suisse AG/New York
3.450%, 7/2/12	200,000	207,367
5.000%, 5/15/13	900,000	968,654
5.500%, 5/1/14	250,000	274,163
3.500%, 3/23/15	500,000	512,150
6.000%, 2/15/18	300,000	321,688
5.400%, 1/14/20	500,000	510,637
4.375%, 8/5/20	400,000	392,720
Dexia Credit Local S.A.
0.768%, 4/29/14 (l)§	3,300,000	3,287,113
Dexia Credit Local S.A./New York
0.703%, 3/5/13 (l)§	3,000,000	2,989,989
Discover Bank/Delaware
7.000%, 4/15/20	300,000	322,513
Fifth Third Bancorp
4.500%, 6/1/18	200,000	192,750
8.250%, 3/1/38	250,000	287,712
Groupe BPCE
2.375%, 10/4/13§	3,500,000	3,470,564
HSBC Bank USA/New York
4.625%, 4/1/14	400,000	417,060
5.875%, 11/1/34	200,000	198,124
HSBC Holdings plc
6.500%, 5/2/36	400,000	417,632
6.500%, 9/15/37	400,000	418,896
HSBC USA, Inc.
5.000%, 9/27/20	300,000	290,392
Huntington BancShares, Inc.
7.000%, 12/15/20	25,000	26,322
ING Bank N.V.
1.609%, 10/18/13 (l)§	3,100,000	3,095,769
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	900,000	997,706
KeyCorp
6.500%, 5/14/13	500,000	542,858
Kreditanstalt fuer Wiederaufbau
2.000%, 1/17/12	1,200,000	1,217,479
1.250%, 6/15/12	500,000	504,248
3.250%, 3/15/13	500,000	524,075
3.500%, 3/10/14	1,500,000	1,595,946
1.250%, 10/26/15	1,000,000	955,941
5.125%, 3/14/16	1,000,000	1,128,535
4.500%, 7/16/18	900,000	978,994
4.000%, 1/27/20	500,000	518,354
2.750%, 9/8/20	500,000	464,629
(Zero Coupon), 6/29/37	500,000	133,460

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount		Value (Note 1)

Landwirtschaftliche Rentenbank
3.250%, 3/15/13		$1,000,000	$1,046,145
5.125%, 2/1/17		500,000	561,818
Lloyds TSB Bank plc
2.300%, 4/1/11§		3,100,000	3,114,279
1.290%, 4/2/12 (l)§		2,700,000	2,726,719
M&I Marshall & Ilsley Bank
5.250%, 9/4/12		200,000	206,107
Morgan Stanley
5.460%, 8/8/12 (l)	AUD	2,100,000	2,102,674
4.100%, 1/26/15		$250,000	253,629
6.250%, 8/28/17		1,000,000	1,077,166
5.500%, 1/26/20		500,000	504,012
NIBC Bank N.V.
2.800%, 12/2/14§		1,000,000	1,030,749
Oesterreichische Kontrollbank AG
1.875%, 3/21/12		1,500,000	1,522,710
1.750%, 3/11/13		1,000,000	1,012,569
PNC Funding Corp.
3.000%, 5/19/14		300,000	305,480
3.625%, 2/8/15		75,000	77,547
5.625%, 2/1/17		600,000	641,362
5.125%, 2/8/20		500,000	521,146
Rabobank Nederland N.V.
0.429%, 10/11/12 (l)		2,900,000	2,870,562
2.125%, 10/13/15		200,000	193,421
Royal Bank of Canada
2.100%, 7/29/13		200,000	203,949
2.625%, 12/15/15		300,000	300,606
Royal Bank of Scotland Group plc
0.941%, 12/2/11 (l)		1,700,000	1,708,422
0.554%, 3/30/12 (l)§		3,500,000	3,497,935
0.986%, 5/11/12 (l)§		3,000,000	3,021,042
5.000%, 10/1/14		200,000	192,395
4.875%, 3/16/15		500,000	511,462
6.400%, 10/21/19		300,000	301,906
Royal Bank of Scotland plc
2.704%, 8/23/13 (l)		2,000,000	2,030,762
5.625%, 8/24/20		200,000	198,840
Santander U.S. Debt S.A.U.
1.103%, 3/30/12 (l)§		1,500,000	1,482,573
Sovereign Bank
8.750%, 5/30/18		200,000	218,089
Sparebanken 1 Boligkredit
1.250%, 10/25/13§		2,300,000	2,284,562
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15		77,000	80,467
7.250%, 3/15/18		200,000	221,758
SunTrust Capital VIII
6.100%, 12/15/36 (l)		100,000	91,500
Swedbank AB
2.800%, 2/10/12§		2,800,000	2,859,864
2.900%, 1/14/13§		3,000,000	3,095,373
Toronto-Dominion Bank
2.200%, 7/29/15§		1,800,000	1,770,620
U.S. Bancorp
1.375%, 9/13/13		300,000	299,854
4.200%, 5/15/14		250,000	267,054
2.450%, 7/27/15		200,000	198,717

	Principal Amount	Value (Note 1)

U.S. Bank N.A./Ohio
6.300%, 2/4/14	$300,000	$334,689
4.800%, 4/15/15	100,000	107,834
UBS AG/Connecticut
1.384%, 2/23/12 (l)	400,000	403,375
2.250%, 8/12/13	250,000	252,133
5.875%, 7/15/16	300,000	322,824
5.875%, 12/20/17	750,000	824,870
5.750%, 4/25/18	400,000	434,692
UFJ Finance Aruba AEC
6.750%, 7/15/13	700,000	780,573
USB Capital XIII Trust
6.625%, 12/15/39	150,000	153,214
Wachovia Bank N.A.
4.875%, 2/1/15	400,000	424,183
6.600%, 1/15/38	700,000	770,752
Wachovia Corp.
0.446%, 3/1/12 (l)	1,400,000	1,399,747
2.057%, 5/1/13 (l)	2,900,000	2,981,635
5.250%, 8/1/14	1,000,000	1,066,494
5.750%, 2/1/18	700,000	777,211
Wells Fargo & Co.
4.375%, 1/31/13	600,000	634,951
3.750%, 10/1/14	400,000	417,554
3.625%, 4/15/15	200,000	207,388
5.125%, 9/15/16	250,000	266,736
5.625%, 12/11/17	300,000	332,155
Wells Fargo Bank N.A.
5.950%, 8/26/36	250,000	255,522
Wells Fargo Capital XIII
7.700%, 12/29/49 (l)	500,000	516,875
Westpac Banking Corp.
2.250%, 11/19/12	3,000,000	3,069,480
2.900%, 9/10/14§	3,600,000	3,720,190
4.200%, 2/27/15	400,000	419,821
3.000%, 8/4/15	300,000	301,517
4.875%, 11/19/19	200,000	210,161
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	2,800,000	2,984,246
Zions Bancorp
7.750%, 9/23/14	200,000	208,502

		129,520,295

Consumer Finance (1.0%)
American Express Co.
4.875%, 7/15/13	200,000	213,801
7.250%, 5/20/14	150,000	170,884
6.150%, 8/28/17	800,000	901,769
7.000%, 3/19/18	500,000	582,386
8.125%, 5/20/19	150,000	186,632
8.150%, 3/19/38	200,000	270,898
American Express Credit Corp.
5.875%, 5/2/13	200,000	217,508
7.300%, 8/20/13	500,000	563,429
Capital One Bank USA N.A.
8.800%, 7/15/19	437,000	537,527
Capital One Financial Corp.
7.375%, 5/23/14	600,000	682,759
6.150%, 9/1/16	100,000	108,262
6.750%, 9/15/17	300,000	345,709

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Credit Acceptance Corp.
9.125%, 2/1/17§	$1,800,000	$1,890,000
Discover Financial Services
10.250%, 7/15/19	100,000	124,121
Ford Motor Credit Co. LLC
7.375%, 2/1/11	300,000	300,897
7.500%, 8/1/12	900,000	956,888
HSBC Finance Corp.
0.558%, 4/24/12 (l)	2,880,000	2,866,147
0.652%, 9/14/12 (l)	3,450,000	3,399,916
6.375%, 11/27/12	500,000	542,083
0.539%, 1/15/14 (l)	2,000,000	1,919,124
5.000%, 6/30/15	600,000	637,319
6.676%, 1/15/21§	223,000	225,293
International Lease Finance Corp.
5.450%, 3/24/11	1,000,000	1,002,500
8.625%, 9/15/15§	1,000,000	1,075,000
6.750%, 9/1/16§	400,000	427,000
Term Loan 7.000%, 3/5/16	500,000	507,410
ORIX Corp.
4.710%, 4/27/15	125,000	126,592
PACCAR Financial Corp.
1.950%, 12/17/12	50,000	50,915
SLM Corp.
5.000%, 10/1/13	550,000	551,422
8.450%, 6/15/18	300,000	311,809
8.000%, 3/25/20	150,000	152,086
Toyota Motor Credit Corp.
1.375%, 8/12/13	100,000	100,410
3.200%, 6/17/15	200,000	206,588
Volkswagen International Finance N.V.
4.000%, 8/12/20§	1,600,000	1,574,499

		23,729,583

Diversified Financial Services (3.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	400,000	435,584
Ameriprise Financial, Inc.
7.300%, 6/28/19	145,000	171,337
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	1,110,000	1,154,400
6.500%, 4/15/40	20,000	20,445
Axcan Intermediate Holdings, Inc.
12.750%, 3/1/16	1,800,000	1,849,500
Bank of America Corp.
3.125%, 6/15/12	2,110,000	2,185,361
4.900%, 5/1/13	1,400,000	1,459,654
4.500%, 4/1/15	1,000,000	1,016,335
3.700%, 9/1/15	100,000	99,136
6.500%, 8/1/16	300,000	325,528
5.625%, 10/14/16	800,000	829,443
5.750%, 12/1/17	250,000	260,157
5.650%, 5/1/18	750,000	766,329
5.625%, 7/1/20	300,000	305,848
7.250%, 10/15/25	100,000	100,634
Bank of America N.A.
5.300%, 3/15/17	200,000	202,687
Bankrate, Inc.
11.750%, 7/15/15§	1,625,000	1,803,750

	Principal Amount	Value (Note 1)

Block Financial LLC
7.875%, 1/15/13	$100,000	$104,835
Boeing Capital Corp.
6.500%, 2/15/12	200,000	212,270
BP Capital Markets plc
0.442%, 4/11/11 (l)	800,000	800,322
2.750%, 2/27/12	500,000	506,058
3.125%, 3/10/12	300,000	306,762
3.625%, 5/8/14	200,000	206,166
3.875%, 3/10/15	500,000	515,745
3.125%, 10/1/15	600,000	599,588
4.750%, 3/10/19	100,000	103,099
4.500%, 10/1/20	4,100,000	4,090,115
Capital One Capital III
7.686%, 8/15/36	100,000	100,000
Capital One Capital VI
8.875%, 5/15/40	61,000	63,516
Caterpillar Financial Services Corp.
1.900%, 12/17/12	30,000	30,485
2.000%, 4/5/13	50,000	50,865
4.900%, 8/15/13	200,000	218,103
1.550%, 12/20/13	200,000	200,189
6.125%, 2/17/14	200,000	224,847
7.150%, 2/15/19	500,000	614,831
Citigroup Funding, Inc.
1.875%, 10/22/12	1,250,000	1,275,034
Citigroup, Inc.
2.125%, 4/30/12	1,690,000	1,724,297
5.625%, 8/27/12	56,000	58,764
5.300%, 10/17/12	500,000	529,521
5.500%, 4/11/13	3,200,000	3,407,456
2.286%, 8/13/13 (l)	3,000,000	3,050,715
6.500%, 8/19/13	3,500,000	3,843,207
6.000%, 12/13/13	200,000	218,547
5.000%, 9/15/14	500,000	517,239
6.010%, 1/15/15	750,000	822,770
4.750%, 5/19/15	200,000	209,419
5.850%, 8/2/16	400,000	429,287
5.500%, 2/15/17	200,000	207,008
6.125%, 11/21/17	700,000	767,120
6.125%, 5/15/18	600,000	657,316
8.500%, 5/22/19	300,000	372,431
6.000%, 10/31/33	300,000	280,844
6.125%, 8/25/36	350,000	335,372
6.875%, 3/5/38	600,000	665,543
8.125%, 7/15/39	330,000	419,805
CME Group, Inc.
5.750%, 2/15/14	200,000	221,449
CNG Holdings, Inc.
12.250%, 2/15/15§	1,500,000	1,638,750
13.750%, 8/15/15§	1,000,000	1,010,000
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	300,000	340,974
Credit Suisse FB USA, Inc.
5.125%, 8/15/15	300,000	327,669
Credit Suisse USA, Inc.
6.500%, 1/15/12	200,000	211,299
5.375%, 3/2/16	300,000	329,186
DanFin Funding Ltd.
0.989%, 7/16/13 (l)§	2,000,000	1,997,636
Equifax, Inc.
4.450%, 12/1/14	50,000	52,628

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Gazprom Via White Nights Finance B.V.
10.500%, 3/25/14 (m)	$600,000	$717,870
General Electric Capital Corp.
5.875%, 2/15/12	800,000	841,546
2.200%, 6/8/12	840,000	858,806
6.000%, 6/15/12	500,000	534,504
5.250%, 10/19/12	1,000,000	1,068,783
2.625%, 12/28/12	500,000	518,593
4.800%, 5/1/13	650,000	694,908
0.424%, 6/20/13 (l)	1,500,000	1,455,591
5.900%, 5/13/14	1,000,000	1,106,759
4.875%, 3/4/15	300,000	320,126
5.625%, 5/1/18	1,900,000	2,071,977
6.750%, 3/15/32	900,000	1,018,906
5.875%, 1/14/38	600,000	622,829
6.875%, 1/10/39	700,000	808,962
Hutchison Whampoa International Ltd.
7.625%, 4/9/19 (m)	600,000	719,718
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, 1/15/18	2,500,000	2,500,000
John Deere Capital Corp.
7.000%, 3/15/12	700,000	751,347
2.875%, 6/19/12	680,000	702,603
5.500%, 4/13/17	200,000	222,988
JPMorgan Chase & Co.
6.625%, 3/15/12	800,000	850,403
2.125%, 6/22/12	2,530,000	2,586,490
4.750%, 5/1/13	400,000	428,254
4.650%, 6/1/14	650,000	693,803
3.700%, 1/20/15	1,000,000	1,034,888
6.000%, 1/15/18	600,000	670,048
6.300%, 4/23/19	500,000	569,127
4.400%, 7/22/20	100,000	98,425
4.250%, 10/15/20	250,000	244,162
6.400%, 5/15/38	550,000	623,804
JPMorgan Chase Capital XXV
6.800%, 10/1/37	500,000	515,545
JPMorgan Chase Capital XXVII
7.000%, 11/1/39	200,000	209,406
MassMutual Global Funding II
0.463%, 12/6/13 (l)§	2,000,000	1,977,572
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	100,000	101,783
5.250%, 1/16/18	60,000	60,525
5.550%, 1/15/20	50,000	50,519
National Money Mart Co.
10.375%, 12/15/16	2,575,000	2,781,000
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	200,000	214,399
1.900%, 11/1/15	3,125,000	3,016,616
5.450%, 2/1/18	100,000	110,452
8.000%, 3/1/32	400,000	506,354
Noble Group Ltd.
6.750%, 1/29/20§	1,900,000	2,104,294
NYSE Euronext
4.800%, 6/28/13	100,000	107,334
Private Export Funding Corp.
4.950%, 11/15/15	100,000	111,790
4.300%, 12/15/21	100,000	102,838

	Principal Amount	Value (Note 1)

SquareTwo Financial Corp.
11.625%, 4/1/17§	$1,800,000	$1,773,000
Teco Finance, Inc.
4.000%, 3/15/16	85,000	86,671
5.150%, 3/15/20	65,000	67,390
TNK-BP Finance S.A.
7.500%, 3/13/13 (m)	600,000	647,250
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	800,000	822,000
UBS Preferred Funding Trust V
6.243%, 5/29/49 (l)	100,000	96,000
UCI Holdco, Inc.
9.250%, 12/15/13 PIK (l)	1,330,062	1,326,737
Unilever Capital Corp.
4.800%, 2/15/19	300,000	324,832
Waha Aerospace B.V.
3.925%, 7/28/20§	2,500,000	2,520,550

		92,826,287

Insurance (1.5%)
ACE INA Holdings, Inc.
5.800%, 3/15/18	300,000	331,548
5.900%, 6/15/19	25,000	27,755
Aegon N.V.
4.625%, 12/1/15	200,000	206,135
Aflac, Inc.
3.450%, 8/15/15	1,000,000	1,015,934
8.500%, 5/15/19	150,000	185,474
6.450%, 8/15/40	50,000	51,209
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	1,000,000	1,107,217
Allstate Corp.
6.200%, 5/16/14	150,000	169,636
7.450%, 5/16/19	100,000	121,365
American Financial Group, Inc./Ohio
9.875%, 6/15/19	50,000	59,862
American International Group, Inc.
5.050%, 10/1/15	100,000	102,656
5.450%, 5/18/17	100,000	101,264
8.250%, 8/15/18	1,000,000	1,152,066
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	200,000	207,998
4.850%, 1/15/15	500,000	546,798
5.750%, 1/15/40	100,000	105,087
Berkshire Hathaway, Inc.
2.125%, 2/11/13	400,000	408,530
Chubb Corp.
5.750%, 5/15/18	400,000	444,428
CNA Financial Corp.
7.350%, 11/15/19	30,000	32,903
5.875%, 8/15/20	200,000	199,134
CNO Financial Group, Inc.
9.000%, 1/15/18§	1,625,000	1,690,000
Genworth Financial, Inc.
6.515%, 5/22/18	800,000	813,050
Hartford Financial Services Group, Inc.
5.375%, 3/15/17	500,000	508,890
6.625%, 3/30/40	100,000	101,613
Jefferson-Pilot Corp.
4.750%, 1/30/14	200,000	209,922

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Lincoln National Corp.
8.750%, 7/1/19	$105,000	$131,339
6.250%, 2/15/20	25,000	27,270
7.000%, 5/17/66 (l)	100,000	97,500
Markel Corp.
7.125%, 9/30/19	100,000	108,591
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	400,000	425,519
MetLife Institutional Funding II
0.703%, 3/27/12 (l)§	3,100,000	3,098,016
MetLife, Inc.
2.375%, 2/6/14	200,000	200,949
5.000%, 6/15/15	400,000	433,203
7.717%, 2/15/19	300,000	368,319
5.700%, 6/15/35	200,000	204,151
6.400%, 12/15/36	400,000	376,000
Metropolitan Life Global Funding I
5.125%, 4/10/13§	200,000	215,344
Monumental Global Funding III
0.458%, 1/25/13 (l)§	3,500,000	3,402,514
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	50,000	50,351
Pricoa Global Funding I
0.424%, 5/24/11 (l)§	1,000,000	998,545
0.388%, 1/30/12 (l)§	1,900,000	1,889,138
Principal Life Income Funding Trusts
5.300%, 4/24/13	200,000	216,432
Protective Life Corp.
7.375%, 10/15/19	100,000	108,262
Prudential Financial, Inc.
3.625%, 9/17/12	200,000	207,563
2.750%, 1/14/13	50,000	50,913
5.100%, 9/20/14	200,000	214,833
3.875%, 1/14/15	65,000	67,059
6.200%, 1/15/15	30,000	33,084
4.750%, 6/13/15	150,000	158,037
7.375%, 6/15/19	385,000	453,930
5.700%, 12/14/36	100,000	99,193
6.625%, 12/1/37	200,000	222,324
Reinsurance Group of America, Inc.
6.450%, 11/15/19	50,000	52,771
Sun Life Financial, Inc.
0.553%, 10/6/13 (l)§	3,600,000	3,544,452
Suncorp-Metway Ltd.
1.789%, 7/16/12 (l)§	5,090,000	5,195,017
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	1,500,000	1,554,096
Transatlantic Holdings, Inc.
8.000%, 11/30/39	50,000	51,188
Travelers Cos., Inc.
6.250%, 6/20/16	175,000	201,552
5.900%, 6/2/19	200,000	225,307
6.750%, 6/20/36	400,000	467,762
Unum Group
5.625%, 9/15/20	2,000,000	2,007,524
W.R. Berkley Corp.
5.375%, 9/15/20	100,000	97,597
Willis North America, Inc.
7.000%, 9/29/19	200,000	208,453

		37,364,572

	Principal Amount	Value (Note 1)

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	$100,000	$110,219
6.100%, 3/15/20	100,000	111,830
BioMed Realty LP
6.125%, 4/15/20§	100,000	105,587
Boston Properties LP
5.625%, 11/15/20	100,000	106,422
4.125%, 5/15/21	200,000	189,607
Boston Properties, Inc.
5.000%, 6/1/15	200,000	214,478
Brandywine Operating Partnership LP
7.500%, 5/15/15	100,000	109,307
Digital Realty Trust LP
4.500%, 7/15/15§	100,000	100,616
Duke Realty LP
6.250%, 5/15/13	100,000	107,456
6.750%, 3/15/20	100,000	108,489
ERP Operating LP
5.125%, 3/15/16	400,000	431,541
HCP, Inc.
5.950%, 9/15/11	1,600,000	1,651,674
5.650%, 12/15/13	200,000	214,831
5.625%, 5/1/17	200,000	204,731
Health Care REIT, Inc.
6.200%, 6/1/16	100,000	110,651
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	50,000	53,922
Hospitality Properties Trust
7.875%, 8/15/14	150,000	165,914
HRPT Properties Trust
5.750%, 11/1/15	200,000	208,248
Kilroy Realty LP
5.000%, 11/3/15	100,000	99,275
Kimco Realty Corp.
6.875%, 10/1/19	100,000	113,130
Liberty Property LP
4.750%, 10/1/20	100,000	98,955
Mack-Cali Realty LP 7.750%, 8/15/19	100,000	116,376
ProLogis 7.625%, 8/15/14	100,000	112,762
6.250%, 3/15/17	50,000	52,173
6.875%, 3/15/20	5,000	5,309
Realty Income Corp. 5.750%, 1/15/21	100,000	103,393
Simon Property Group LP 4.200%, 2/1/15	45,000	47,053
5.250%, 12/1/16	300,000	323,644
6.125%, 5/30/18	400,000	449,579
5.650%, 2/1/20	100,000	108,173
4.375%, 3/1/21	2,000,000	1,976,466
6.750%, 2/1/40	50,000	56,942
Vornado Realty LP 4.250%, 4/1/15	100,000	100,950

		8,069,703

Real Estate Management & Development (0.1%)
AMB Property L.P. 4.000%, 1/15/18	2,500,000	2,373,398

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount		Value (Note 1)

Thrifts & Mortgage Finance (0.9%)
Cie de Financement Foncier
1.625%, 7/23/12§		$800,000	$803,754
2.125%, 4/22/13§		3,200,000	3,227,229
Nykredit Realkredit A/S
4.000%, 1/1/11	DKK	28,900,000	5,181,022
2.000%, 1/1/12		27,000,000	4,872,948
4.000%, 1/1/12		25,000,000	4,592,766
Stadshypotek AB
0.853%, 9/30/13 (l)§		$3,000,000	2,995,866
Western Corporate Federal Credit Union
1.750%, 11/2/12		100,000	101,808

			21,775,393

Total Financials			364,160,414

Health Care (2.1%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14		200,000	219,782
4.500%, 3/15/20		325,000	337,379
3.450%, 10/1/20		1,500,000	1,429,257
6.400%, 2/1/39		300,000	345,487
5.750%, 3/15/40		150,000	159,030
Genentech, Inc.
5.250%, 7/15/35		200,000	202,765
Life Technologies Corp.
6.000%, 3/1/20		200,000	214,227

			2,907,927

Health Care Equipment & Supplies (0.2%)
Accellent, Inc.
10.000%, 11/1/17§		425,000	401,625
Baxter International, Inc.
1.800%, 3/15/13		40,000	40,630
4.625%, 3/15/15		200,000	217,805
4.250%, 3/15/20		100,000	102,833
6.250%, 12/1/37		100,000	114,952
C.R. Bard, Inc.
2.875%, 1/15/16		100,000	100,732
4.400%, 1/15/21		65,000	66,044
CareFusion Corp.
6.375%, 8/1/19		300,000	338,937
Covidien International Finance S.A.
1.875%, 6/15/13		100,000	101,197
2.800%, 6/15/15		100,000	100,369
6.000%, 10/15/17		100,000	113,651
4.200%, 6/15/20		100,000	99,975
Fresenius Medical Care Capital Trust IV
7.875%, 6/15/11		500,000	508,750
Hospira, Inc.
6.400%, 5/15/15		45,000	50,949
Mead Johnson Nutrition Co.
3.500%, 11/1/14		50,000	51,704
4.900%, 11/1/19		100,000	105,486
5.900%, 11/1/39		50,000	51,764
Medtronic, Inc.
4.500%, 3/15/14		400,000	434,182
5.550%, 3/15/40		100,000	106,787
St. Jude Medical, Inc.
3.750%, 7/15/14		200,000	211,383

	Principal Amount	Value (Note 1)

Stryker Corp.
3.000%, 1/15/15	$50,000	$51,086
4.375%, 1/15/20	50,000	51,600

		3,422,441

Health Care Providers & Services (1.1%)
Aetna, Inc.
6.500%, 9/15/18	500,000	575,920
Alere, Inc.
8.625%, 10/1/18§	1,200,000	1,218,000
Apria Healthcare Group, Inc.
11.250%, 11/1/14	500,000	546,250
12.375%, 11/1/14	1,475,000	1,622,500
Becton Dickinson and Co.
5.000%, 5/15/19	300,000	325,559
5.000%, 11/12/40	35,000	34,464
Cardinal Health, Inc.
5.800%, 10/15/16	100,000	112,204
CIGNA Corp.
5.125%, 6/15/20	130,000	134,753
7.875%, 5/15/27	100,000	117,011
Express Scripts, Inc.
6.250%, 6/15/14	500,000	558,981
HCA, Inc.
7.250%, 9/15/20	500,000	522,500
Health Net, Inc.
6.375%, 6/1/17	2,150,000	2,166,125
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	105,553
McKesson Corp.
5.250%, 3/1/13	200,000	214,811
Medco Health Solutions, Inc.
7.125%, 3/15/18	300,000	352,049
Quest Diagnostics, Inc.
4.750%, 1/30/20	60,000	59,345
6.950%, 7/1/37	100,000	106,044
5.750%, 1/30/40	20,000	19,052
Radiation Therapy Services, Inc.
9.875%, 4/15/17§	975,000	972,563
Res-Care, Inc.
10.750%, 1/15/19§	2,200,000	2,266,000
Rotech Healthcare, Inc.
10.750%, 10/15/15§	1,925,000	1,982,750
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,820,000	1,874,600
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17	1,650,000	1,736,625
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	2,142,202	2,163,624
10.000%, 7/15/17§	3,250,000	3,298,750
U.S. Oncology, Inc.
10.750%, 8/15/14	2,108,000	2,184,415
9.125%, 8/15/17	550,000	677,875
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	220,246
6.000%, 2/15/18	250,000	283,786
6.875%, 2/15/38	250,000	291,053
WellPoint, Inc.
5.250%, 1/15/16	400,000	439,813
4.350%, 8/15/20	100,000	99,220
5.850%, 1/15/36	350,000	361,217

		27,643,658

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	$100,000	$108,120
5.875%, 5/15/16	200,000	230,881
5.600%, 11/30/17	600,000	685,985
6.150%, 11/30/37	200,000	228,613
6.000%, 4/1/39	200,000	225,784
Angiotech Pharmaceuticals, Inc.
4.046%, 12/1/13 (l)	2,695,000	2,220,006
Argatroban Royalty Sub LLC
18.500%, 9/30/14†(b)	181,192	163,073
AstraZeneca plc
5.400%, 9/15/12	200,000	215,670
5.900%, 9/15/17	500,000	579,015
6.450%, 9/15/37	200,000	237,441
Bristol-Myers Squibb Co.
5.250%, 8/15/13	300,000	331,623
5.450%, 5/1/18	200,000	226,694
6.125%, 5/1/38	25,000	28,875
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16§	2,500,000	2,506,250
8.750%, 10/15/16	850,000	854,250
Eli Lilly and Co.
4.200%, 3/6/14	500,000	536,023
5.200%, 3/15/17	100,000	110,844
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	217,159
4.375%, 4/15/14	200,000	215,641
5.650%, 5/15/18	400,000	457,372
6.375%, 5/15/38	300,000	354,572
Johnson & Johnson
5.150%, 7/15/18	200,000	227,604
5.850%, 7/15/38	500,000	575,518
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17§	325,000	339,625
Merck & Co., Inc.
6.000%, 9/15/17	200,000	233,717
5.000%, 6/30/19	350,000	385,686
6.400%, 3/1/28	200,000	230,346
6.550%, 9/15/37	500,000	609,155
Novartis Capital Corp.
1.900%, 4/24/13	540,000	548,618
Novartis Securities Investment Ltd.
5.125%, 2/10/19	600,000	663,620
Pfizer, Inc.
4.450%, 3/15/12	500,000	521,728
5.350%, 3/15/15	500,000	562,079
6.200%, 3/15/19	500,000	585,680
7.200%, 3/15/39	500,000	647,019
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	101,748
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	100,920
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	165,000	177,323
6.125%, 8/15/19	85,000	94,124
Wyeth
5.500%, 3/15/13	200,000	218,675
6.000%, 2/15/36	100,000	111,139
5.950%, 4/1/37	200,000	221,326

		17,889,541

Total Health Care		51,863,567

	Principal Amount	Value (Note 1)

Industrials (2.8%)
Aerospace & Defense (0.2%)
Boeing Co.
5.000%, 3/15/14	$500,000	$548,489
3.500%, 2/15/15	100,000	104,877
4.875%, 2/15/20	55,000	59,207
6.125%, 2/15/33	100,000	110,247
5.875%, 2/15/40	30,000	32,637
General Dynamics Corp.
4.250%, 5/15/13	200,000	214,958
Goodrich Corp.
4.875%, 3/1/20	50,000	52,540
3.600%, 2/1/21	200,000	188,967
Honeywell International, Inc.
4.250%, 3/1/13	200,000	213,897
5.000%, 2/15/19	500,000	547,356
ITT Corp.
4.900%, 5/1/14	65,000	69,781
6.125%, 5/1/19	90,000	101,447
L-3 Communications Corp.
5.200%, 10/15/19	200,000	203,324
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	355,839
6.150%, 9/1/36	200,000	216,872
Northrop Grumman Corp.
3.700%, 8/1/14	90,000	94,512
5.050%, 8/1/19	50,000	53,402
3.500%, 3/15/21	300,000	279,268
Raytheon Co.
4.400%, 2/15/20	300,000	306,772
7.200%, 8/15/27	100,000	122,835
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	53,544
United Technologies Corp.
5.375%, 12/15/17	200,000	226,175
6.125%, 2/1/19	500,000	584,700
5.400%, 5/1/35	200,000	207,156
6.125%, 7/15/38	100,000	115,147

		5,063,949

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	100,000	114,679
8.000%, 1/15/19	100,000	123,356
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	213,944
3.875%, 4/1/14	200,000	213,083
5.125%, 4/1/19	300,000	334,832
3.125%, 1/15/21	100,000	92,900
6.200%, 1/15/38	100,000	117,349

		1,210,143

Airlines (0.3%)
American Airlines, Inc.
13.000%, 8/1/16	1,628,992	1,954,790
Continental Airlines, Inc.
9.000%, 7/8/16	143,937	165,527
4.750%, 1/12/21	2,400,000	2,400,000
5.983%, 4/19/22	96,462	101,768
Delta Air Lines, Inc.
6.200%, 7/2/18	200,000	212,500
4.950%, 5/23/19	400,000	401,500

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Southwest Airlines Co.
10.500%, 12/15/11§	$3,050,000	$3,284,206

		8,520,291

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16	500,000	533,529
Owens Corning, Inc.
9.000%, 6/15/19	100,000	117,319
Roofing Supply Group LLC/Roofing Supply Finance, Inc.
8.625%, 12/1/17§	725,000	746,750

		1,397,598

Commercial Services & Supplies (0.5%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	385,000
Altegrity, Inc.
10.500%, 11/1/15§	650,000	667,063
12.000%, 11/1/15§†	1,100,000	1,100,000
American Reprographics Co.
10.500%, 12/15/16§	1,800,000	1,885,500
Avery Dennison Corp.
5.375%, 4/15/20	50,000	51,938
Cornell University
5.450%, 2/1/19	200,000	224,196
Dartmouth College
4.750%, 6/1/19	50,000	53,949
Niska Gas Storage Partners LLC
8.875%, 3/15/18§	1,775,000	1,899,250
PharmaNet Development Group, Inc.
10.875%, 4/15/17§	850,000	884,000
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	103,035
6.250%, 3/15/19	200,000	213,158
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	400,000	409,817
8.600%, 8/15/16	150,000	172,297
Republic Services, Inc.
5.500%, 9/15/19	148,000	161,399
SAIC, Inc.
4.450%, 12/1/20§	250,000	250,398
5.950%, 12/1/40§	100,000	101,401
ServiceMaster Co.
10.750%, 7/15/15 PIK§	2,025,000	2,166,750
Sheridan Group, Inc.
10.250%, 8/15/11	1,275,000	1,255,875
Waste Management, Inc.
6.100%, 3/15/18	350,000	392,179
7.000%, 7/15/28	100,000	115,135
Yale University
2.900%, 10/15/14	200,000	206,286

		12,698,626

Construction & Engineering (0.1%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§	2,125,000	1,965,625
Alion Science and Technology Corp.
12.000%, 11/1/14 PIK	1,367,662	1,410,401

		3,376,026

	Principal Amount		Value (Note 1)

Electrical Equipment (0.1%)
Amphenol Corp.
4.750%, 11/15/14		$50,000	$53,416
Emerson Electric Co.
4.625%, 10/15/12		100,000	106,666
4.125%, 4/15/15		100,000	106,840
5.250%, 10/15/18		100,000	111,084
4.875%, 10/15/19		100,000	107,875
Kemet Corp.
10.500%, 5/1/18§		1,350,000	1,451,250
Metals USA, Inc.
11.125%, 12/1/15		825,000	868,312
Thermo Fisher Scientific, Inc.
4.700%, 5/1/20		100,000	104,581

			2,910,024

Industrial Conglomerates (0.6%)
3M Co.
4.375%, 8/15/13		350,000	380,773
Cooper U.S., Inc.
5.250%, 11/15/12		100,000	107,400
2.375%, 1/15/16		100,000	98,638
3.875%, 12/15/20		100,000	97,775
Eaton Corp.
4.900%, 5/15/13		200,000	215,737
General Electric Co.
5.000%, 2/1/13		700,000	748,281
5.250%, 12/6/17		500,000	540,047
Harland Clarke Holdings Corp.
6.000%, 5/15/15 (l)		1,565,000	1,300,906
9.500%, 5/15/15		1,250,000	1,187,500
Harsco Corp.
2.700%, 10/15/15		100,000	97,451
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14		300,000	361,414
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38		200,000	238,506
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	2,800,000	3,844,909
Siemens Financieringsmat
5.500%, 2/16/12§		$1,400,000	1,470,913
Textron, Inc.
5.600%, 12/1/17		100,000	105,017
Trimas Corp.
9.750%, 12/15/17		2,100,000	2,299,500
Tyco Electronics Group S.A.
6.550%, 10/1/17		300,000	340,924
Tyco International Finance S.A.
4.125%, 10/15/14		100,000	106,039
3.375%, 10/15/15		100,000	102,187
8.500%, 1/15/19		400,000	511,994

			14,155,911

Machinery (0.2%)
Caterpillar, Inc.
6.050%, 8/15/36		400,000	452,103
Danaher Corp.
5.625%, 1/15/18		300,000	339,529
Deere & Co.
4.375%, 10/16/19		75,000	78,246
5.375%, 10/16/29		50,000	52,890

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount		Value (Note 1)

Dover Corp.
6.600%, 3/15/38		$100,000	$119,421
FGI Holding Co., Inc.
11.250%, 10/1/15 PIK§		1,645,433	1,575,502
FGI Operating Co., Inc.
10.250%, 8/1/15		900,000	945,000
Illinois Tool Works, Inc.
6.250%, 4/1/19		200,000	232,976
Severstal Columbus LLC
10.250%, 2/15/18§		2,000,000	2,110,000
Snap-On, Inc.
6.125%, 9/1/21		100,000	105,392

			6,011,059

Marine (0.3%)
Hapag-Lloyd AG
9.000%, 10/15/15§	EUR	850,000	1,215,365
Horizon Lines, Inc.
4.250%, 8/15/12		$949,000	874,266
Marquette Transportation Co., Inc.
10.875%, 1/15/17§		2,500,000	2,550,000
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc.
8.875%, 11/1/17		2,150,000	2,327,375

			6,967,006

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14		500,000	571,393
Burlington Northern Santa Fe LLC
4.700%, 10/1/19		100,000	104,512
6.150%, 5/1/37		100,000	107,517
Burlington Resources Finance Co.
7.200%, 8/15/31		100,000	118,723
Canadian National Railway Co.
5.550%, 3/1/19		700,000	791,310
Canadian Pacific Railway Co.
7.250%, 5/15/19		45,000	53,530
5.950%, 5/15/37		200,000	206,734
CSX Corp.
7.375%, 2/1/19		300,000	361,871
6.150%, 5/1/37		500,000	537,581
Norfolk Southern Corp.
7.700%, 5/15/17		100,000	122,140
5.750%, 4/1/18		300,000	338,766
5.900%, 6/15/19		65,000	73,596
5.640%, 5/17/29		200,000	209,106
Ryder System, Inc.
7.200%, 9/1/15		100,000	114,690
3.600%, 3/1/16		100,000	99,694
Sunstate Equipment Co. LLC
10.500%, 4/1/13§		2,400,000	2,214,000
Union Pacific Corp.
7.000%, 2/1/16		155,000	182,543
6.125%, 2/15/20		300,000	342,345
4.000%, 2/1/21		65,000	64,070
6.150%, 5/1/37		100,000	108,975

			6,723,096

	Principal Amount	Value (Note 1)

Trading Companies & Distributors (0.0%)
GATX Corp.
3.500%, 7/15/16	$150,000	$148,572

Total Industrials		69,182,301

Information Technology (1.0%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	125,000	130,586
Cisco Systems, Inc.
5.500%, 2/22/16	600,000	684,669
4.950%, 2/15/19	400,000	435,905
5.900%, 2/15/39	400,000	443,002
Harris Corp.
6.375%, 6/15/19	100,000	113,421
Motorola, Inc.
6.000%, 11/15/17	200,000	212,041
Nokia Oyj
5.375%, 5/15/19	200,000	211,069

		2,230,693

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	30,000	31,043
5.875%, 6/15/19	50,000	54,709
7.100%, 4/15/28	50,000	56,032
6.500%, 4/15/38	200,000	213,600
Hewlett-Packard Co.
4.250%, 2/24/12	750,000	779,397
4.500%, 3/1/13	400,000	428,144
5.500%, 3/1/18	200,000	225,345
Seagate Technology HDD Holdings
6.375%, 10/1/11	1,300,000	1,334,125

		3,122,395

Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc.
2.500%, 7/15/13	100,000	101,173
5.000%, 7/15/20	100,000	101,513
Arrow Electronics, Inc.
6.000%, 4/1/20	100,000	102,121
Avnet, Inc.
6.000%, 9/1/15	100,000	106,963
Corning, Inc.
6.625%, 5/15/19	20,000	23,082
4.250%, 8/15/20	65,000	64,190
5.750%, 8/15/40	25,000	25,069

		524,111

Internet Software & Services (0.1%)
eBay, Inc.
0.875%, 10/15/13	50,000	49,500
1.625%, 10/15/15	100,000	95,953
3.250%, 10/15/20	100,000	93,017
GXS Worldwide, Inc.
9.750%, 6/15/15	1,375,000	1,357,812
Interactive Network, Inc./FriendFinder Networks, Inc.
14.000%, 9/30/13§(b)	1,350,000	1,397,250

		2,993,532

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

IT Services (0.3%)
Compucom Systems, Inc.
12.500%, 10/1/15§	$1,975,000	$2,123,125
Computer Sciences Corp.
6.500%, 3/15/18	442,000	481,212
EVERTEC, Inc.
11.000%, 10/1/18§	975,000	982,312
Fiserv, Inc.
6.125%, 11/20/12	200,000	216,295
6.800%, 11/20/17	100,000	110,388
International Business Machines Corp.
4.750%, 11/29/12	200,000	214,716
2.100%, 5/6/13	300,000	307,283
1.000%, 8/5/13	280,000	278,978
5.700%, 9/14/17	400,000	459,101
7.625%, 10/15/18	200,000	254,592
5.875%, 11/29/32	100,000	112,709
5.600%, 11/30/39	440,000	479,393
Stratus Technologies, Inc.
12.000%, 3/29/15§	700,000	588,000
Stream Global Services, Inc.
11.250%, 10/1/14	569,000	573,268
Western Union Co.
5.930%, 10/1/16	500,000	559,768

		7,741,140

Office Electronics (0.1%)
Pitney Bowes, Inc. 4.625%, 10/1/12	45,000	47,217
Xerox Corp.
5.500%, 5/15/12	249,000	262,997
8.250%, 5/15/14	95,000	110,891
4.250%, 2/15/15	100,000	104,636
6.350%, 5/15/18	200,000	225,449
5.625%, 12/15/19	100,000	107,194
6.750%, 12/15/39	50,000	57,031

		915,415

Professional Services (0.0%)
Dun & Bradstreet Corp. 2.875%, 11/15/15	55,000	53,764

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc. 5.000%, 7/1/14	150,000	161,666
KLA-Tencor Corp.
6.900%, 5/1/18	43,000	47,300
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	102,243
National Semiconductor Corp.
3.950%, 4/15/15	100,000	101,848

		413,057

Software (0.3%)
Activant Solutions, Inc.
9.500%, 5/1/16	975,000	979,875
Adobe Systems, Inc.
3.250%, 2/1/15	50,000	50,936
4.750%, 2/1/20	85,000	86,947
Allen Systems Group, Inc.
10.500%, 11/15/16§	1,700,000	1,712,750
Aspect Software, Inc.
10.625%, 5/15/17§	1,800,000	1,847,250

	Principal Amount		Value (Note 1)

CA, Inc.
5.375%, 12/1/19		$100,000	$103,389
Intuit, Inc.
5.400%, 3/15/12		85,000	89,014
Microsoft Corp.
2.950%, 6/1/14		515,000	536,103
4.200%, 6/1/19		225,000	236,207
5.200%, 6/1/39		210,000	219,266
Oracle Corp.
4.950%, 4/15/13		500,000	544,702
5.750%, 4/15/18		500,000	571,972
6.500%, 4/15/38		150,000	174,828
6.125%, 7/8/39		350,000	392,773

			7,546,012

Total Information Technology			25,540,119

Materials (2.7%)
Chemicals (1.2%)
Agrium, Inc. 7.125%, 5/23/36		100,000	114,832
6.125%, 1/15/41		45,000	47,660
Air Products and Chemicals, Inc.
4.375%, 8/21/19		100,000	100,531
Airgas, Inc.
3.250%, 10/1/15		100,000	98,785
Cabot Corp.
5.000%, 10/1/16		100,000	106,188
Dow Chemical Co.
4.850%, 8/15/12		3,200,000	3,373,373
7.600%, 5/15/14		220,000	253,745
2.500%, 2/15/16		60,000	57,627
8.550%, 5/15/19		655,000	820,877
4.250%, 11/15/20		40,000	38,316
9.400%, 5/15/39		90,000	130,629
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13		200,000	218,754
3.250%, 1/15/15		100,000	103,788
1.950%, 1/15/16		100,000	96,746
5.250%, 12/15/16		100,000	111,851
5.750%, 3/15/19		500,000	566,923
4.625%, 1/15/20		40,000	42,126
4.900%, 1/15/41		100,000	97,543
Eastman Chemical Co.
5.500%, 11/15/19		100,000	105,218
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/1/18		700,000	748,125
9.000%, 11/15/20§		250,000	264,375
Huntsman International LLC
8.625%, 3/15/21§		1,050,000	1,134,000
Kronos International, Inc.
6.500%, 4/15/13	EUR	3,270,000	4,391,550
Lyondell Chemical Co.
11.000%, 5/1/18		$450,000	509,625
Momentive Performance Materials, Inc.
12.500%, 6/15/14		625,000	697,656
9.500%, 1/15/21§	EUR	2,025,000	2,814,248
Monsanto Co.
7.375%, 8/15/12		$200,000	220,256
5.125%, 4/15/18		100,000	108,868
5.875%, 4/15/38		200,000	218,306

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount		Value (Note 1)

Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		$375,000	$406,406
9.625%, 7/15/17§	EUR	750,000	1,112,470
Phibro Animal Health Corp.
9.250%, 7/1/18§		$1,750,000	1,802,500
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14		2,980,000	3,258,544
3.750%, 9/30/15		40,000	41,348
6.500%, 5/15/19		65,000	74,984
4.875%, 3/30/20		35,000	36,565
PPG Industries, Inc.
1.900%, 1/15/16		50,000	47,465
6.650%, 3/15/18		100,000	115,014
3.600%, 11/15/20		100,000	93,120
7.700%, 3/15/38		100,000	124,218
Praxair, Inc.
1.750%, 11/15/12		200,000	202,614
2.125%, 6/14/13		50,000	51,075
3.250%, 9/15/15		300,000	309,302
Reichhold Industries, Inc.
9.000%, 8/15/14§		1,345,000	1,186,963
Rohm & Haas Co.
5.600%, 3/15/13		500,000	534,594
Sherwin-Williams Co.
3.125%, 12/15/14		100,000	102,893
Valspar Corp.
7.250%, 6/15/19		100,000	115,336
Vertellus Specialties, Inc.
9.375%, 10/1/15§		1,050,000	1,113,000

			28,320,932

Construction Materials (0.0%)
Lafarge S.A. 6.500%, 7/15/16		100,000	106,515
7.125%, 7/15/36		100,000	96,851

			203,366

Containers & Packaging (0.2%)
Ardagh Packaging Finance plc
9.250%, 10/15/20§	EUR	1,575,000	2,157,289
Bemis Co., Inc.
5.650%, 8/1/14		$30,000	32,843
6.800%, 8/1/19		20,000	22,979
Berry Plastics Corp.
9.750%, 1/15/21§		3,100,000	3,069,000
Packaging Corp. of America
5.750%, 8/1/13		500,000	536,197

			5,818,308

Metals & Mining (1.1%)
Alcoa, Inc. 6.000%, 7/15/13		200,000	220,083
6.750%, 7/15/18		300,000	326,877
5.900%, 2/1/27		200,000	195,130
Algoma Acquisition Corp.
9.875%, 6/15/15§		1,325,000	1,192,500
Allegheny Technologies, Inc.
9.375%, 6/1/19		100,000	116,825
Anglo American Capital plc
2.150%, 9/27/13§		2,100,000	2,118,056
ArcelorMittal S.A.
5.375%, 6/1/13		200,000	212,591

	Principal Amount	Value (Note 1)

9.000%, 2/15/15	$125,000	$148,776
6.125%, 6/1/18	200,000	213,097
9.850%, 6/1/19	150,000	189,573
5.250%, 8/5/20	100,000	98,862
7.000%, 10/15/39	200,000	207,557
Barrick (PD) Australia Finance Pty Ltd.
5.950%, 10/15/39	100,000	105,886
Barrick Gold Corp.
6.950%, 4/1/19	500,000	613,540
Barrick Gold Finance Co.
4.875%, 11/15/14	2,315,000	2,544,074
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	125,284
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	1,500,000	1,577,699
4.800%, 4/15/13	200,000	216,708
5.500%, 4/1/14	200,000	221,326
7.250%, 3/1/16	1,375,000	1,638,374
6.500%, 4/1/19	500,000	594,572
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	55,000	53,741
Commercial Metals Co.
6.500%, 7/15/17	100,000	100,513
CSN Resources S.A.
6.500%, 7/21/20§	900,000	949,500
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	400,000	442,500
Gerdau Trade, Inc.
5.750%, 1/30/21§	500,000	501,250
Murray Energy Corp.
10.250%, 10/15/15§	1,275,000	1,338,750
Newmont Mining Corp.
5.125%, 10/1/19	315,000	346,254
6.250%, 10/1/39	200,000	217,461
Nucor Corp.
5.750%, 12/1/17	200,000	225,365
6.400%, 12/1/37	100,000	115,985
Rio Tinto Alcan, Inc.
6.125%, 12/15/33	300,000	320,191
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	600,000	726,432
6.500%, 7/15/18	200,000	233,169
3.500%, 11/2/20	400,000	379,708
7.125%, 7/15/28	100,000	122,737
Ryerson Holding Corp.
(Zero Coupon), 2/1/15	3,150,000	1,409,625
Ryerson, Inc.
7.662%, 11/1/14 (l)	1,750,000	1,627,500
12.000%, 11/1/15	425,000	445,187
Southern Copper Corp.
5.375%, 4/16/20	135,000	136,483
6.750%, 4/16/40	135,000	139,792
Steel Dynamics, Inc.
7.375%, 11/1/12	3,800,000	4,009,000
Vale Overseas Ltd.
4.625%, 9/15/20	500,000	495,042
6.875%, 11/21/36	400,000	439,993
6.875%, 11/10/39	85,000	93,919
Vulcan Materials Co.
6.400%, 11/30/17	100,000	103,219
Xstrata Canada Corp.
7.250%, 7/15/12	200,000	214,720

		28,065,426

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Paper & Forest Products (0.2%)
ABI Escrow Corp. 10.250%, 10/15/18§	$2,225,000	$2,436,375
Georgia-Pacific LLC
9.500%, 12/1/11	1,000,000	1,070,000
International Paper Co.
7.950%, 6/15/18	250,000	297,491
7.500%, 8/15/21	200,000	236,233
7.300%, 11/15/39	250,000	284,860

		4,324,959

Total Materials		66,732,991

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.7%)
AT&T Corp. 8.000%, 11/15/31	7,000	8,798
AT&T, Inc.
4.950%, 1/15/13	200,000	214,374
6.700%, 11/15/13	500,000	568,085
5.100%, 9/15/14	200,000	218,819
2.500%, 8/15/15	300,000	298,946
5.625%, 6/15/16	400,000	448,510
5.500%, 2/1/18	500,000	555,441
6.450%, 6/15/34	50,000	52,999
6.300%, 1/15/38	500,000	527,474
6.400%, 5/15/38	200,000	212,601
6.550%, 2/15/39	600,000	653,072
5.350%, 9/1/40§	351,000	330,104
BellSouth Capital Funding Corp.
7.875%, 2/15/30	700,000	843,402
BellSouth Corp.
5.200%, 9/15/14	400,000	436,674
British Telecommunications plc 5.950%, 1/15/18	200,000	218,904
9.875%, 12/15/30	300,000	399,849
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	200,000	216,607
4.875%, 7/8/14	150,000	161,210
6.000%, 7/8/19	100,000	113,125
8.750%, 6/15/30	500,000	671,974
Digicel Ltd.
12.000%, 4/1/14§	2,075,000	2,412,188
Embarq Corp.
7.082%, 6/1/16	330,000	364,949
7.995%, 6/1/36	300,000	327,564
France Telecom S.A.
4.375%, 7/8/14	2,000,000	2,136,944
2.125%, 9/16/15	500,000	486,718
5.375%, 7/8/19	400,000	443,808
8.500%, 3/1/31	300,000	407,829
Global Crossing Ltd.
12.000%, 9/15/15	1,725,000	1,944,938
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	900,000	931,500
ITC Deltacom, Inc.
10.500%, 4/1/16	925,000	1,005,938
PAETEC Holding Corp.
9.875%, 12/1/18§	1,200,000	1,233,000
Qwest Corp.
7.875%, 9/1/11	1,600,000	1,648,000
8.875%, 3/15/12	100,000	108,125
8.375%, 5/1/16	600,000	711,000

	Principal Amount	Value (Note 1)

Sprint Capital Corp.
7.625%, 1/30/11	$3,900,000	$3,909,750
8.375%, 3/15/12	400,000	423,000
Telecom Italia Capital S.A.
0.899%, 7/18/11 (l)	3,500,000	3,491,295
6.200%, 7/18/11	400,000	410,505
5.250%, 11/15/13	200,000	208,361
6.175%, 6/18/14	100,000	106,347
5.250%, 10/1/15	400,000	409,543
7.175%, 6/18/19	100,000	106,993
6.375%, 11/15/33	100,000	85,830
7.721%, 6/4/38	250,000	247,725
Telefonica Emisiones S.A.U.
0.616%, 2/4/13(l)	1,000,000	982,347
2.582%, 4/26/13	150,000	150,121
4.949%, 1/15/15	485,000	502,307
3.729%, 4/27/15	90,000	89,282
6.421%, 6/20/16	700,000	765,094
5.877%, 7/15/19	145,000	148,154
5.134%, 4/27/20	135,000	129,970
7.045%, 6/20/36	300,000	306,953
Verizon Communications, Inc.
7.375%, 9/1/12	400,000	441,631
4.350%, 2/15/13	100,000	106,341
5.550%, 2/15/16	500,000	560,461
5.500%, 2/15/18	600,000	659,365
6.350%, 4/1/19	500,000	577,077
7.750%, 12/1/30	400,000	496,223
6.900%, 4/15/38	100,000	116,635
8.950%, 3/1/39	300,000	427,527
7.350%, 4/1/39	300,000	368,994
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12	200,000	209,428
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	1,800,000	2,029,500
Windstream Corp.
7.875%, 11/1/17	1,100,000	1,156,375

		40,936,603

Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V.
5.000%, 3/30/20	1,200,000	1,247,338
6.375%, 3/1/35	100,000	109,608
6.125%, 3/30/40	400,000	424,192
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	500,000	551,353
8.500%, 11/15/18	400,000	523,420
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	200,000	218,477
Rogers Communications, Inc.
7.250%, 12/15/12	200,000	222,864
7.500%, 3/15/15	200,000	237,285
6.800%, 8/15/18	100,000	120,226
7.500%, 8/15/38	100,000	124,863
Vodafone Group plc
5.000%, 12/16/13	200,000	217,717
4.150%, 6/10/14	3,200,000	3,363,776
5.625%, 2/27/17	400,000	446,539
5.450%, 6/10/19	150,000	164,833
6.150%, 2/27/37	500,000	535,250

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Term Loan
6.875%, 8/11/15 (b)	$1,000,000	$983,500

		9,491,241

Total Telecommunication Services		50,427,844

Utilities (2.2%)
Electric Utilities (1.4%)
Ameren Corp.
8.875%, 5/15/14	300,000	337,551
Ameren Energy Generating Co.
6.300%, 4/1/20	50,000	48,522
Appalachian Power Co.
6.375%, 4/1/36	100,000	104,153
7.000%, 4/1/38	200,000	231,086
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	331,094
Carolina Power & Light Co.
6.300%, 4/1/38	300,000	338,210
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	342,855
Columbus Southern Power Co.
6.600%, 3/1/33	200,000	222,441
Commonwealth Edison Co.
4.000%, 8/1/20	160,000	157,458
6.450%, 1/15/38	400,000	450,023
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	111,364
Consolidated Edison Co. of New York, Inc.
4.450%, 6/15/20	100,000	103,644
Series 04-A
4.700%, 2/1/14	2,900,000	3,106,956
Series 08-A
5.850%, 4/1/18	500,000	574,431
Series 08-B
6.300%, 8/15/37	100,000	114,155
Series 09-C
6.750%, 4/1/38	100,000	119,116
Consumers Energy Co.
6.700%, 9/15/19	500,000	596,132
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	122,303
Duke Energy Corp.
5.650%, 6/15/13	400,000	439,236
6.300%, 2/1/14	500,000	556,923
3.350%, 4/1/15	50,000	51,472
Duke Energy Indiana, Inc.
6.450%, 4/1/39	300,000	350,154
Duke Energy Ohio, Inc.
5.700%, 9/15/12	200,000	215,336
Edison Mission Energy
7.500%, 6/15/13	2,050,000	2,009,000
Energy Texas Inc.
7.125%, 2/1/19	100,000	116,473
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,300,000	2,214,815
Entergy Corp.
5.125%, 9/15/20	100,000	98,656
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	60,000	63,464

	Principal Amount	Value (Note 1)

Entergy Louisiana LLC
5.400%, 11/1/24	$100,000	$105,454
Exelon Corp.
4.900%, 6/15/15	200,000	213,286
Exelon Generation Co. LLC
5.350%, 1/15/14	100,000	108,257
6.200%, 10/1/17	100,000	111,918
FirstEnergy Corp.
7.375%, 11/15/31	200,000	210,833
FirstEnergy Solutions Corp.
4.800%, 2/15/15	120,000	126,010
6.050%, 8/15/21	200,000	205,454
6.800%, 8/15/39	139,000	134,719
Florida Power & Light Co.
4.950%, 6/1/35	200,000	191,761
5.960%, 4/1/39	200,000	222,321
5.690%, 3/1/40	50,000	53,645
Florida Power Corp.
4.550%, 4/1/20	25,000	26,046
5.650%, 4/1/40	250,000	262,871
Georgia Power Co.
4.250%, 12/1/19	80,000	82,373
5.950%, 2/1/39	300,000	327,329
Hydro-Quebec
8.050%, 7/7/24	250,000	348,346
Iberdrola International B.V.
6.750%, 7/15/36	200,000	203,648
Indiana Michigan Power Co.
7.000%, 3/15/19	100,000	118,072
Interstate Power and Light Co.
6.250%, 7/15/39	30,000	32,985
Jersey Central Power & Light Co.
7.350%, 2/1/19	500,000	591,710
Kansas City Power & Light Co.
6.375%, 3/1/18	100,000	112,638
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	1,948,868
LG&E and KU Energy LLC
2.125%, 11/15/15§	200,000	191,864
3.750%, 11/15/20§	100,000	95,203
Majapahit Holding B.V.
7.250%, 10/17/11 (m)	915,000	953,165
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	104,732
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	200,000	205,985
5.875%, 10/1/12	400,000	431,585
5.750%, 4/1/18	400,000	450,740
6.125%, 4/1/36	200,000	216,038
5.950%, 5/15/37	100,000	105,482
6.500%, 9/15/37	200,000	226,243
Nevada Power Co.
6.500%, 8/1/18	200,000	230,926
6.750%, 7/1/37	100,000	113,501
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	50,000	51,118
6.000%, 3/1/19	500,000	554,183
Northern States Power Co.
5.250%, 3/1/18	200,000	220,605
5.350%, 11/1/39	330,000	339,780
NSTAR
4.500%, 11/15/19	150,000	155,509

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

NSTAR Electric Co.
5.500%, 3/15/40	$50,000	$51,465
Oglethorpe Power Corp.
5.950%, 11/1/39	100,000	103,494
Ohio Power Co.
5.375%, 10/1/21	100,000	106,476
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	106,468
6.800%, 9/1/18	400,000	468,228
Pacific Gas & Electric Co.
4.800%, 3/1/14	100,000	107,466
8.250%, 10/15/18	600,000	779,552
6.050%, 3/1/34	200,000	218,980
PacifiCorp
7.700%, 11/15/31	300,000	384,323
6.000%, 1/15/39	300,000	330,892
Peco Energy Co.
5.350%, 3/1/18	200,000	221,856
Potomac Electric Power Co.
6.500%, 11/15/37	300,000	346,432
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	33,910
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	111,342
Progress Energy, Inc.
7.050%, 3/15/19	500,000	593,203
PSEG Power LLC
2.500%, 4/15/13	75,000	76,512
5.125%, 4/15/20	80,000	83,241
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	92,697
Public Service Co. of Oklahoma
5.150%, 12/1/19	30,000	31,410
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	219,850
3.500%, 8/15/20	100,000	96,404
5.500%, 3/1/40	200,000	208,294
Puget Sound Energy, Inc.
5.757%, 10/1/39	150,000	150,111
5.795%, 3/15/40	100,000	99,906
5.764%, 7/15/40	50,000	49,739
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	33,296
5.350%, 5/15/40	100,000	102,223
SCANA Corp.
6.250%, 4/1/20	100,000	109,513
Sierra Pacific Power Co.
Series M 6.000%, 5/15/16	100,000	113,263
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	107,972
Southern California Edison Co.
5.750%, 3/15/14	400,000	446,431
5.950%, 2/1/38	100,000	110,035
6.050%, 3/15/39	300,000	333,609
5.500%, 3/15/40	100,000	103,689
Southern Co.
5.300%, 1/15/12	400,000	418,310
4.150%, 5/15/14	145,000	152,611
2.375%, 9/15/15	100,000	98,440
Southwestern Electric Power Co.
5.550%, 1/15/17	120,000	127,542
6.200%, 3/15/40	50,000	50,325

	Principal Amount	Value (Note 1)

Tampa Electric Co.
6.100%, 5/15/18	$75,000	$84,429
TransAlta Corp.
6.500%, 3/15/40	40,000	40,836
Union Electric Co.
6.700%, 2/1/19	200,000	233,135
Virginia Electric & Power Co.
8.875%, 11/15/38	300,000	434,885
Series A 4.750%, 3/1/13	200,000	213,314
6.000%, 5/15/37	100,000	109,106
Series B 5.000%, 6/30/19	165,000	178,588
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	154,466
5.700%, 12/1/36	100,000	105,145
Wisconsin Power & Light Co.
5.000%, 7/15/19	50,000	53,946
Xcel Energy, Inc.
4.700%, 5/15/20	100,000	102,950

		33,002,536

Gas Utilities (0.6%)
AGL Capital Corp.
5.250%, 8/15/19	100,000	105,601
Atmos Energy Corp.
8.500%, 3/15/19	200,000	250,351
Boardwalk Pipelines LP
5.750%, 9/15/19	100,000	106,825
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	107,445
Copano Energy LLC/Copano Energy Finance Corp.
8.125%, 3/1/16	400,000	412,000
7.750%, 6/1/18	1,250,000	1,275,000
El Paso Natural Gas Co.
8.375%, 6/15/32	100,000	117,621
Enbridge, Inc.
5.600%, 4/1/17	200,000	225,099
Energy Transfer Equity LP
7.500%, 10/15/20	1,875,000	1,931,250
EQT Corp.
8.125%, 6/1/19	75,000	87,263
Kinder Morgan Finance Co. ULC
5.350%, 1/5/11	1,700,000	1,700,000
NGPL Pipeco LLC
6.514%, 12/15/12§	2,800,000	3,022,068
ONEOK, Inc.
6.000%, 6/15/35	100,000	96,872
Sempra Energy
6.150%, 6/15/18	100,000	114,393
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17§	1,975,000	1,989,813
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	200,000	229,923
Texas Eastern Transmission LP
7.000%, 7/15/32	100,000	115,320
TransCanada PipeLines Ltd.
3.800%, 10/1/20	2,700,000	2,634,733
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	113,063

		14,634,640

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.
8.500%, 6/15/19	$800,000	$826,000
Tennessee Valley Authority
6.790%, 5/23/12	400,000	434,148
5.500%, 7/18/17	550,000	633,837
4.700%, 7/15/33	300,000	297,238
4.650%, 6/15/35	200,000	194,946
6.150%, 1/15/38	400,000	480,794
5.250%, 9/15/39	225,000	237,874

		3,104,837

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	51,806
Avista Corp.
5.125%, 4/1/22	55,000	56,520
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	200,000	226,087
Dominion Resources, Inc.
8.875%, 1/15/19	300,000	388,714
5.200%, 8/15/19	80,000	86,611
5.950%, 6/15/35	100,000	106,271
DTE Energy Co.
7.625%, 5/15/14	100,000	115,262
6.350%, 6/1/16	200,000	224,899
National Grid plc
6.300%, 8/1/16	500,000	570,819
NiSource Finance Corp.
5.450%, 9/15/20	100,000	103,050
6.125%, 3/1/22	50,000	53,873
Sempra Energy
6.000%, 2/1/13	200,000	216,816
6.500%, 6/1/16	60,000	69,655
Veolia Environnement S.A.
6.000%, 6/1/18	200,000	223,996

		2,494,379

Water Utilities (0.0%)
United Utilities plc
4.550%, 6/19/18	78,000	77,014

Total Utilities		53,313,406

Total Corporate Bonds		891,849,716

Government Securities (63.7%)
Agency ABS (2.5%)
Federal Farm Credit Bank
1.110%, 6/14/12	100,000	100,346
0.790%, 9/27/12	100,000	100,004
0.400%, 11/2/12	100,000	99,567
1.750%, 2/21/13	200,000	203,753
0.875%, 10/28/13	100,000	98,908
1.500%, 11/16/15	1,000,000	970,869
Federal Home Loan Bank
1.125%, 5/18/12	1,250,000	1,260,820
1.750%, 8/22/12	1,500,000	1,528,769
0.500%, 8/23/12	500,000	499,429
4.625%, 10/10/12	1,000,000	1,071,461
0.625%, 10/18/12	100,000	99,810
0.625%, 11/23/12	500,000	497,280
0.550%, 12/3/12	500,000	498,905

	Principal Amount	Value (Note 1)

0.625%, 12/3/12	$250,000	$248,909
1.500%, 1/16/13	2,500,000	2,539,665
1.625%, 3/20/13	300,000	305,420
1.875%, 6/21/13	200,000	204,661
0.875%, 10/28/13	100,000	98,918
0.800%, 11/18/13	500,000	498,536
1.000%, 11/18/13	500,000	499,207
0.875%, 11/22/13	100,000	98,439
0.875%, 12/27/13	500,000	495,615
1.000%, 8/22/14	100,000	97,824
1.550%, 11/18/15	100,000	96,517
2.150%, 10/26/16	100,000	96,912
Federal Home Loan Mortgage Corp.
1.125%, 4/25/12	100,000	100,829
0.625%, 6/22/12	100,000	99,950
1.000%, 7/26/12	100,000	100,031
4.625%, 10/25/12	1,000,000	1,071,816
0.625%, 12/3/12	250,000	249,058
0.750%, 12/17/12	100,000	99,692
0.800%, 12/21/12	100,000	99,759
1.125%, 1/14/13	300,000	300,453
1.800%, 2/25/13	250,000	250,452
0.700%, 4/29/13	200,000	198,775
0.625%, 5/23/13	250,000	247,875
1.300%, 7/26/13	250,000	250,098
1.500%, 7/26/13	200,000	200,131
1.150%, 8/23/13	500,000	498,921
2.125%, 10/7/13	75,000	75,331
1.500%, 10/28/13	100,000	100,061
1.000%, 12/9/13	250,000	248,453
1.125%, 12/16/13	100,000	99,425
1.625%, 1/21/14	100,000	100,521
1.000%, 1/27/14	100,000	98,846
1.450%, 2/24/14	100,000	99,963
1.350%, 3/28/14	100,000	99,616
1.200%, 4/28/14	100,000	98,903
2.875%, 2/9/15	2,350,000	2,446,660
2.375%, 7/28/15	100,000	100,140
2.250%, 8/12/15	100,000	99,872
2.000%, 8/25/15	200,000	197,161
2.125%, 8/25/15	100,000	98,922
1.750%, 11/23/15	250,000	243,364
2.100%, 12/15/15	100,000	99,186
2.250%, 12/21/15	100,000	99,667
2.250%, 12/22/15	100,000	99,152
2.250%, 12/23/15	100,000	99,680
Federal National Mortgage Association
1.000%, 4/4/12	4,400,000	4,428,877
1.250%, 6/22/12	200,000	202,092
1.125%, 7/30/12	500,000	504,372
0.800%, 8/16/12	100,000	100,027
0.850%, 8/17/12	100,000	100,049
4.375%, 9/15/12	500,000	531,762
0.375%, 12/28/12	1,000,000	993,653
0.875%, 12/28/12	200,000	199,545
1.000%, 1/7/13	100,000	100,036
1.375%, 7/19/13	300,000	300,942
1.250%, 7/29/13	200,000	200,189
1.250%, 8/16/13	100,000	100,073
1.350%, 8/16/13	100,000	100,079
1.250%, 8/23/13	200,000	199,739
1.000%, 9/23/13	1,000,000	998,487

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

1.200%, 9/27/13	$200,000	$199,639
1.125%, 10/8/13	100,000	99,312
1.000%, 10/15/13	100,000	99,266
0.750%, 10/25/13	500,000	495,017
0.875%, 11/4/13	100,000	98,714
0.750%, 11/22/13	100,000	98,972
0.800%, 11/29/13	100,000	99,082
1.000%, 11/29/13	1,000,000	992,254
1.125%, 12/2/13	100,000	100,050
1.300%, 12/30/13	100,000	100,062
1.375%, 12/30/13	100,000	100,027
1.500%, 12/30/13	100,000	100,114
1.400%, 1/6/14	100,000	100,034
1.350%, 2/24/14	100,000	99,661
1.000%, 4/25/14	500,000	493,220
1.550%, 8/12/14	100,000	99,163
1.250%, 10/28/14	100,000	98,077
1.150%, 11/18/14	100,000	97,932
3.125%, 1/21/15	50,000	50,065
3.000%, 2/17/15	3,200,000	3,211,946
2.375%, 7/28/15	13,910,000	14,106,632
2.000%, 8/5/15	100,000	99,838
2.000%, 8/24/15	4,100,000	4,059,250
1.875%, 9/9/15	250,000	247,034
2.000%, 9/30/15	200,000	195,947
1.875%, 10/15/15	100,000	98,995
1.625%, 10/26/15	3,100,000	3,021,505
1.550%, 10/27/15	100,000	96,622
1.650%, 10/29/15	200,000	193,808
1.625%, 11/9/15	100,000	97,124
1.500%, 11/23/15	200,000	193,032
2.000%, 11/30/15	100,000	99,777
2.000%, 12/15/15	100,000	99,077
2.000%, 3/28/16	100,000	97,684
2.250%, 3/28/16	100,000	98,453
2.350%, 9/23/16	100,000	98,550
4.000%, 1/20/17	350,000	350,530
4.000%, 9/30/25	100,000	94,751
6.000%, 4/18/36	1,000,000	1,080,261

		61,004,706

Agency CMO (0.0%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17	1,200,000	1,296,720

Foreign Governments (1.2%)
Canadian Government Bond
2.375%, 9/10/14	300,000	309,308
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,143,921
4.125%, 9/9/15	150,000	152,445
4.000%, 1/29/21	600,000	560,513
Federative Republic of Brazil
10.250%, 6/17/13	840,000	1,008,000
5.875%, 1/15/19	750,000	832,500
8.875%, 10/14/19	270,000	356,400
8.875%, 4/15/24	540,000	745,200
10.125%, 5/15/27	120,000	183,600
8.250%, 1/20/34	840,000	1,119,300
11.000%, 8/17/40	300,000	403,350
5.625%, 1/7/41	325,000	322,562

	Principal Amount	Value (Note 1)

Hydro Quebec
8.000%, 2/1/13	$200,000	$227,461
Province of British Columbia
2.850%, 6/15/15	360,000	370,609
Province of Manitoba
5.000%, 2/15/12	400,000	419,285
Province of Nova Scotia
5.125%, 1/26/17	270,000	300,614
Province of Ontario
4.950%, 6/1/12	420,000	445,115
4.100%, 6/16/14	750,000	810,144
2.950%, 2/5/15	1,000,000	1,032,252
1.875%, 9/15/15	200,000	195,528
4.950%, 11/28/16	550,000	609,722
4.000%, 10/7/19	200,000	205,454
Province of Quebec
4.875%, 5/5/14	540,000	597,635
4.625%, 5/14/18	540,000	584,186
7.500%, 9/15/29	410,000	562,993
Republic of Chile
3.875%, 8/5/20	350,000	344,071
Republic of Hungary
6.250%, 1/29/20	500,000	483,778
Republic of Italy
4.375%, 6/15/13	1,000,000	1,040,436
2.125%, 9/16/13	300,000	295,268
4.500%, 1/21/15	800,000	821,977
5.250%, 9/20/16	1,130,000	1,166,370
6.875%, 9/27/23	300,000	330,618
Republic of Korea
5.750%, 4/16/14	400,000	436,971
7.125%, 4/16/19	250,000	297,727
Republic of Panama
5.200%, 1/30/20	200,000	212,000
7.125%, 1/29/26	100,000	120,250
8.875%, 9/30/27	100,000	137,000
9.375%, 4/1/29	100,000	140,250
6.700%, 1/26/36	400,000	446,000
Republic of Peru
7.125%, 3/30/19	500,000	597,500
6.550%, 3/14/37	570,000	624,150
Republic of Poland
3.875%, 7/16/15	300,000	304,912
6.375%, 7/15/19	600,000	672,126
Republic of South Africa
6.875%, 5/27/19	150,000	175,687
5.875%, 5/30/22	570,000	617,025
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§	3,000,000	3,062,382
State of Israel
5.125%, 3/1/14	120,000	131,429
5.125%, 3/26/19	300,000	322,068
United Mexican States
6.375%, 1/16/13	270,000	294,975
5.875%, 2/17/14	500,000	568,750
5.625%, 1/15/17	960,000	1,061,760
5.125%, 1/15/20	750,000	781,875
8.300%, 8/15/31	270,000	356,400
6.050%, 1/11/40	740,000	756,650

		30,098,502

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

Municipal Bonds (1.7%)
Bay Area Toll Authority California State
6.793%, 4/1/30	$100,000	$100,284
6.918%, 4/1/40	100,000	100,703
6.263%, 4/1/49	150,000	148,210
7.043%, 4/1/50	100,000	101,115
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	100,000	99,910
Chicago, Illinois Board of Education
6.319%, 11/1/29	100,000	94,419
Chicago, Illinois Transit Authority
6.899%, 12/1/40	103,000	102,054
Chicago, Illinois Wastewater Transmission
6.900%, 1/1/40	100,000	101,222
City & County of Denver, Colorado
5.650%, 8/1/30	100,000	97,128
City of Chicago, Illinois
6.845%, 1/1/38	85,000	81,344
6.395%, 1/1/40	70,000	66,061
City of New York, New York
6.246%, 6/1/35	1,200,000	1,174,596
City of San Antonio, Texas
5.985%, 2/1/39	50,000	51,105
Clark County, Nevada Airport
6.881%, 7/1/42	100,000	98,644
Dallas, Texas Area Rapid Transit
5.022%, 12/1/48	200,000	176,858
Dallas, Texas Independent School District
6.450%, 2/15/35	300,000	312,804
East Bay California Municipal Utility Distribution Water System
5.874%, 6/1/40	200,000	195,364
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30	1,500,000	1,497,450
Los Angeles County, California Public Works Financing Authority
6.091%, 8/1/22	1,400,000	1,334,942
7.488%, 8/1/33	150,000	147,308
7.618%, 8/1/40	100,000	98,070
Los Angeles, California Community College District
6.600%, 8/1/42	100,000	101,336
6.750%, 8/1/49	100,000	103,199
Los Angeles, California Metropolitan Transportation Authority
5.735%, 6/1/39	200,000	190,226
Los Angeles, California Unified School District
5.755%, 7/1/29	50,000	47,409
5.750%, 7/1/34	100,000	93,403
6.758%, 7/1/34	135,000	139,824
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	70,000	66,969
Metro Wastewater Reclamation District
4.718%, 4/1/19	1,000,000	1,024,890
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	100,000	98,472
Metropolitan Transportation Authority
6.548%, 11/15/31	100,000	98,067
6.648%, 11/15/39	100,000	97,728
6.668%, 11/15/39	40,000	39,998

	Principal Amount	Value (Note 1)

Metropolitan Washington Airports Authority
7.462%, 10/1/46	$155,000	$150,727
Municipal Electric Authority of Georgia
6.637%, 4/1/57	250,000	244,375
7.055%, 4/1/57	100,000	91,850
New Jersey Economic Development Authority
7.425%, 2/15/29	250,000	267,048
New Jersey State Turnpike Authority
7.414%, 1/1/40	1,000,000	1,097,600
7.102%, 1/1/41	500,000	541,915
New Jersey Transportation Trust Fund Authority
5.754%, 12/15/28	100,000	96,403
6.875%, 12/15/39	1,000,000	971,460
6.561%, 12/15/40	50,000	50,347
New York City Municipal Water Finance Authority
5.724%, 6/15/42	125,000	120,529
6.011%, 6/15/42	35,000	34,968
6.282%, 6/15/42	100,000	99,514
5.440%, 6/15/43	200,000	188,486
New York City Transitional Finance Authority
5.267%, 5/1/27	1,000,000	958,430
5.008%, 8/1/27	1,800,000	1,671,174
5.508%, 8/1/37	200,000	192,550
5.572%, 11/1/38	65,000	62,977
New York State Dormitory Authority
5.500%, 3/15/30	100,000	98,621
5.600%, 3/15/40	100,000	98,311
New York State Urban Development Corp.
5.770%, 3/15/39	30,000	29,669
North Texas Tollway Authority
6.718%, 1/1/49	144,000	140,976
Northern California Power Agency, Class B
7.311%, 6/1/40	1,000,000	1,011,280
Ohio State University
4.910%, 6/1/40	100,000	90,535
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	150,000	133,000
5.561%, 12/1/49	200,000	172,788
Port Authority of New York & New Jersey
5.647%, 11/1/40	700,000	676,270
Port of Seattle
7.000%, 5/1/36	100,000	106,426
Rutgers State University of New Jersey
5.665%, 5/1/40	80,000	79,403
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	60,000	54,661
San Diego County Regional Airport Authority
6.628%, 7/1/40	500,000	478,550
San Diego County Regional Transportation Authority
5.911%, 4/1/48	200,000	196,400
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	200,000	190,208
Seminole County Florida Water & Sewer
6.443%, 10/1/40	800,000	805,016
State of California
3.950%, 11/1/15	300,000	295,542
5.700%, 11/1/21	300,000	289,344

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

7.700%, 11/1/30	$200,000	$201,408
7.500%, 4/1/34	200,000	206,950
7.550%, 4/1/39	3,495,000	3,624,804
7.350%, 11/1/39	100,000	101,286
7.600%, 11/1/40	360,000	374,886
State of Connecticut
5.090%, 10/1/30	200,000	188,958
5.850%, 3/15/32	150,000	154,113
State of Georgia
4.503%, 11/1/25	50,000	49,341
State of Illinois
2.766%, 1/1/12	100,000	100,248
3.321%, 1/1/13	100,000	99,887
4.071%, 1/1/14	100,000	100,674
4.421%, 1/1/15	100,000	100,148
5.100%, 6/1/33	1,200,000	897,804
State of Illinois Toll Highway Authority, Class A
5.293%, 1/1/24	3,000,000	2,928,990
State of Massachusetts
4.910%, 5/1/29	100,000	93,244
5.456%, 12/1/39	100,000	100,253
State of Mississippi
5.245%, 11/1/34	100,000	95,662
State of New York
5.206%, 10/1/31	100,000	91,759
5.517%, 10/1/37	85,000	78,585
State of Texas
4.631%, 4/1/33	700,000	645,386
State of Utah
4.554%, 7/1/24	90,000	91,062
State of Washington
5.481%, 8/1/39	100,000	96,263
State Public School Building Authority of Pennsylvania
5.000%, 9/15/27	100,000	90,244
Tennessee State School Bond Authority
4.848%, 9/15/27	1,000,000	932,440
Texas State Transportation Commission
5.028%, 4/1/26	1,800,000	1,785,348
5.178%, 4/1/30	400,000	396,264
University of California
5.946%, 5/15/45	100,000	91,347
University of California Medical Center
5.435%, 5/15/23	4,700,000	4,426,319
University of Massachusetts Building Authority
5.450%, 11/1/40	100,000	95,513
University of Texas
6.276%, 8/15/41	2,900,000	3,003,327
4.794%, 8/15/46	90,000	81,337
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	200,000	195,728
Washington State Convention Center
6.790%, 7/1/40	50,000	48,837

		41,636,880

Supranational (1.1%)
African Development Bank
3.000%, 5/27/14	500,000	523,625
Asian Development Bank
3.625%, 9/5/13	500,000	532,062
2.750%, 5/21/14	500,000	520,589
4.250%, 10/20/14	540,000	590,866
5.500%, 6/27/16	500,000	577,698

	Principal Amount	Value (Note 1)

Corp. Andina de Fomento
8.125%, 6/4/19	$325,000	$382,713
Eksportfinans ASA
1.875%, 4/2/13	1,000,000	1,011,657
European Bank for Reconstruction & Development
1.625%, 9/3/15	700,000	683,376
European Investment Bank
4.625%, 3/21/12	2,000,000	2,096,530
1.750%, 9/14/12	500,000	508,998
1.625%, 3/15/13	500,000	506,600
4.250%, 7/15/13	1,390,000	1,495,422
3.000%, 4/8/14	1,000,000	1,048,001
3.125%, 6/4/14	750,000	788,996
2.875%, 1/15/15	500,000	518,599
2.750%, 3/23/15	500,000	515,473
4.875%, 1/17/17	550,000	612,944
2.875%, 9/15/20	500,000	468,857
Export Development Canada
2.375%, 3/19/12	1,000,000	1,021,675
Inter-American Development Bank
4.375%, 9/20/12	550,000	583,970
3.000%, 4/22/14	800,000	842,805
5.125%, 9/13/16	280,000	318,684
3.875%, 2/14/20	1,000,000	1,048,392
International Bank for Reconstruction & Development
0.800%, 7/13/12	500,000	502,038
International Bank for Reconstruction & Development
2.000%, 4/2/12	1,000,000	1,019,702
3.500%, 10/8/13	1,000,000	1,066,083
5.000%, 4/1/16	550,000	618,712
4.750%, 2/15/35	130,000	133,946
International Finance Corp.
3.000%, 4/22/14	750,000	791,134
Japan Finance Corp.
2.125%, 11/5/12	1,000,000	1,018,493
Kommunalbanken A/S
3.375%, 11/15/11	2,000,000	2,049,666
1.750%, 10/5/15§	400,000	388,195
Korea Development Bank
8.000%, 1/23/14	500,000	570,750
4.375%, 8/10/15	115,000	118,343
Nordic Investment Bank
3.625%, 6/17/13	550,000	583,271
2.625%, 10/6/14	100,000	103,292
Svensk Exportkredit AB
3.250%, 9/16/14	300,000	314,224
1.750%, 10/20/15	55,000	53,048
5.125%, 3/1/17	200,000	221,820

		26,751,249

U.S. Government Agencies (30.8%)
Federal Farm Credit Bank
1.875%, 12/7/12	200,000	204,604
Federal Home Loan Bank
2.250%, 4/13/12	1,000,000	1,022,621
1.875%, 6/20/12	250,000	254,951
1.625%, 11/21/12	350,000	356,346
3.625%, 5/29/13	1,000,000	1,065,741
5.125%, 8/14/13	1,110,000	1,229,066

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

4.000%, 9/6/13	$1,400,000	$1,507,598
3.625%, 10/18/13	1,000,000	1,067,808
5.500%, 8/13/14	1,120,000	1,281,210
5.375%, 5/18/16	1,000,000	1,147,258
4.750%, 12/16/16	1,000,000	1,118,312
5.000%, 11/17/17	2,190,000	2,482,904
5.500%, 7/15/36	270,000	297,412
Federal Home Loan Mortgage Corp.
2.000%, 4/27/12	350,000	351,624
1.750%, 6/15/12	1,800,000	1,831,673
4.500%, 1/15/13	500,000	537,832
3.500%, 5/29/13	500,000	531,074
4.500%, 7/15/13	2,800,000	3,050,566
2.500%, 1/7/14	1,690,000	1,757,642
4.500%, 1/15/14	500,000	549,639
2.500%, 4/23/14	6,000,000	6,216,480
5.000%, 7/15/14	4,880,000	5,469,709
5.000%, 4/18/17	300,000	338,742
5.125%, 11/17/17	800,000	910,970
4.875%, 6/13/18	4,300,000	4,808,849
4.250%, 12/12/18	250,000	257,347
3.750%, 3/27/19	1,000,000	1,035,169
5.000%, 7/1/19	2,043,766	2,179,564
5.000%, 2/1/22	2,815,513	3,003,471
5.500%, 5/1/22	2,523,667	2,712,449
5.500%, 4/1/23	1,588,914	1,704,297
4.500%, 2/1/24	3,112,324	3,252,257
4.500%, 3/1/24	1,402,124	1,465,165
4.000%, 7/1/24	2,393,113	2,460,700
4.500%, 8/1/24	860,653	904,190
4.500%, 9/1/24	319,979	334,266
4.500%, 11/1/24	1,658,360	1,732,403
4.000%, 2/1/25	901,008	926,455
4.000%, 4/1/25	951,335	981,770
4.000%, 7/1/25	4,749,998	4,884,148
6.500%, 5/1/26	608,650	678,597
6.500%, 8/1/26	1,057,772	1,179,333
6.500%, 9/1/27	827,362	922,444
5.000%, 4/1/28	329,817	347,867
5.000%, 6/1/28	554,242	584,574
6.750%, 3/15/31	550,000	704,248
6.250%, 7/15/32	480,000	586,342
5.000%, 8/1/33	4,783,989	5,036,831
5.000%, 6/1/34	2,201,973	2,317,319
5.000%, 12/1/34	12,485,105	13,139,110
6.000%, 3/1/36	589,217	639,415
6.000%, 8/1/36	1,210,276	1,312,252
5.500%, 10/1/36	533,776	570,202
6.000%, 10/1/36	584,735	633,090
6.000%, 3/1/37	804,420	870,941
5.500%, 5/1/37	566,241	603,201
6.000%, 5/1/37	3,231,954	3,497,202
6.000%, 6/1/37	1,255,287	1,358,308
6.000%, 7/1/37	294,723	318,911
6.000%, 11/1/37	263,052	284,559
6.500%, 11/1/37	2,195,820	2,429,812
5.500%, 12/1/37	599,878	638,566
5.500%, 1/1/38	1,000,958	1,066,137
5.500%, 2/1/38	11,862,892	12,637,224
5.500%, 3/1/38	690,356	734,663
6.000%, 3/1/38	27,031	29,224
5.000%, 5/1/38	331,708	347,736

	Principal Amount	Value (Note 1)

5.500%, 5/1/38	$5,609,284	$5,969,286
6.500%, 5/1/38	398,467	440,929
5.000%, 6/1/38	500,000	524,161
5.500%, 6/1/38	2,397,926	2,551,824
6.000%, 6/1/38	204,299	220,874
6.000%, 7/1/38	118,120	127,685
6.000%, 8/1/38	403,407	436,074
5.000%, 9/1/38	218,955	229,535
5.500%, 9/1/38	1,093,551	1,164,010
6.000%, 9/1/38	410,811	444,101
6.000%, 10/1/38	109,902	118,802
5.500%, 11/1/38	319,075	339,553
5.500%, 12/1/38	2,029,258	2,160,764
6.000%, 12/1/38	760,376	821,829
6.000%, 2/1/39	4,480,868	4,844,299
5.000%, 3/1/39	4,791,337	5,048,310
6.000%, 3/1/39	1,887,902	2,040,778
4.500%, 4/1/39	4,165,141	4,271,547
4.000%, 5/1/39	805,502	800,625
4.000%, 6/1/39	2,757,281	2,740,586
4.500%, 6/1/39	1,774,551	1,819,885
5.000%, 6/1/39	2,000,000	2,096,640
4.000%, 7/1/39	1,909,970	1,899,898
4.500%, 7/1/39	5,429,002	5,567,696
5.000%, 7/1/39	4,431,933	4,646,085
4.500%, 8/1/39	2,886,947	2,977,841
5.000%, 9/1/39	1,728,076	1,816,437
6.000%, 10/1/39	275,986	298,291
4.000%, 11/1/39	197,480	196,284
4.500%, 1/1/40	2,419,228	2,487,835
4.500%, 2/1/40	3,339,236	3,428,717
5.500%, 3/1/40	786,800	837,297
4.000%, 4/1/40	1,273,734	1,266,022
6.000%, 5/1/40	1,929,611	2,087,974
5.000%, 6/1/40	2,881,361	3,028,694
4.500%, 8/1/40	1,909,718	1,958,506
4.500%, 9/1/40	5,660,283	5,816,060
5.000%, 10/1/40	453,271	475,174
4.000%, 1/15/41 TBA	3,000,000	2,977,969
4.500%, 1/15/41 TBA	6,000,000	6,149,531
6.500%, 1/15/41 TBA	3,000,000	3,324,375
Federal National Mortgage Association
5.000%, 2/16/12	730,000	766,734
1.750%, 8/10/12	1,200,000	1,222,420
1.750%, 12/28/12	100,000	100,557
3.625%, 2/12/13	1,000,000	1,060,220
1.500%, 7/19/13	300,000	300,090
4.625%, 10/15/13	3,460,000	3,797,869
2.875%, 12/11/13	500,000	525,610
2.750%, 3/13/14	4,000,000	4,180,852
3.000%, 9/16/14	1,000,000	1,053,287
2.625%, 11/20/14	400,000	415,209
5.000%, 4/15/15	15,810,000	17,895,181
4.375%, 10/15/15	500,000	550,372
5.000%, 2/13/17	2,810,000	3,170,725
5.000%, 5/11/17	1,390,000	1,558,678
5.375%, 6/12/17	2,000,000	2,302,762
5.000%, 11/1/22	38,910	41,289
4.500%, 2/1/23	2,999,999	3,152,226
4.500%, 3/1/23	5,477,230	5,792,813
4.500%, 5/1/23	500,000	524,902
5.000%, 6/1/23	2,711,091	2,876,828

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

5.500%, 7/1/23	$29,210	$31,439
6.000%, 7/1/23	3,416,391	3,711,722
5.500%, 8/1/23	30,065	32,360
5.000%, 9/1/23	23,309	24,734
5.000%, 10/1/23	38,895	41,273
5.000%, 11/1/23	46,502	49,345
5.500%, 11/1/23	530,432	570,919
4.000%, 3/1/24	561,756	578,915
4.500%, 3/1/24	999,900	1,048,138
5.000%, 3/1/24	743,486	788,937
4.000%, 4/1/24	235,318	242,507
5.000%, 4/1/24	2,437,763	2,586,790
4.500%, 5/1/24	1,031,180	1,081,571
4.000%, 6/1/24	105,012	108,220
4.000%, 7/1/24	2,496,183	2,572,433
4.500%, 1/1/25	4,389,969	4,600,379
4.000%, 3/1/25	6,254,801	6,455,214
6.250%, 5/15/29	850,000	1,042,832
7.125%, 1/15/30	550,000	728,191
6.625%, 11/15/30	500,000	630,884
6.000%, 11/1/32	2,253,719	2,487,014
5.000%, 6/1/33	11,563,236	12,208,247
6.000%, 10/1/33	3,967,869	4,369,926
5.500%, 7/1/34	838,061	900,752
5.500%, 11/1/34	9,375,145	10,074,984
5.000%, 7/1/35	1,459,201	1,539,457
5.500%, 10/1/35	991,224	1,065,063
5.500%, 11/1/35	9,634,935	10,354,168
5.000%, 5/1/36	9,583,322	10,098,425
6.000%, 9/1/36	7,387,556	8,044,895
6.500%, 9/1/36	4,294,064	4,765,741
5.500%, 12/1/36	11,486,229	12,320,327
6.500%, 12/1/36	4,142,070	4,614,525
5.703%, 7/1/37 (l)	3,921,398	4,129,250
6.000%, 7/1/37	3,576,635	3,894,900
5.532%, 8/1/37 (l)	5,068,607	5,431,332
6.000%, 8/1/37	3,586,222	3,896,934
6.000%, 10/1/37	6,722,477	7,298,614
6.500%, 11/1/37	1,581,170	1,754,851
5.500%, 2/1/38	1,534,517	1,649,066
5.500%, 7/1/38	5,365,320	5,733,138
4.500%, 1/1/39	15,379	15,799
5.031%, 2/1/39 (l)	5,945,480	6,293,718
4.500%, 3/1/39	3,107,500	3,192,349
4.500%, 4/1/39	8,728,198	8,968,492
4.500%, 5/1/39	2,676,527	2,757,136
4.000%, 6/1/39	2,342,272	2,332,940
4.500%, 6/1/39	2,803,550	2,880,100
5.000%, 6/1/39	1,714,775	1,802,121
5.500%, 6/1/39	4,998,576	5,341,252
4.000%, 7/1/39	155,772	155,151
4.500%, 7/1/39	6,549,103	6,732,018
4.000%, 8/1/39	3,092,088	3,079,768
5.000%, 8/1/39	1,805,892	1,897,880
4.000%, 9/1/39	4,390,668	4,374,963
4.500%, 9/1/39	4,674,008	4,813,315
4.500%, 12/1/39	2,598,764	2,669,722
5.000%, 12/1/39	4,544,915	4,776,421
4.500%, 1/1/40	1,875,788	1,933,454
5.000%, 1/1/40	4,972,070	5,270,395
4.500%, 2/1/40	8,510,655	8,767,583
4.500%, 3/1/40	5,772,684	5,950,149

	Principal Amount	Value (Note 1)

4.500%, 6/1/40	$953,570	$979,607
5.000%, 7/1/40	1,969,020	2,069,317
4.500%, 8/1/40	500,050	513,703
3.500%, 11/1/40	1,995,966	1,907,239
4.000%, 11/1/40	3,988,359	3,974,961
4.500%, 11/1/40	1,996,529	2,051,043
3.500%, 12/1/40	3,000,000	2,866,641
4.000%, 12/1/40	4,989,042	4,970,410
4.000%, 1/1/41	6,000,000	5,976,094
3.500%, 1/25/26 TBA	6,000,000	6,043,125
4.000%, 1/25/26 TBA	2,500,000	2,574,023
5.000%, 1/25/26 TBA	2,000,000	2,123,594
5.500%, 1/25/26 TBA	1,000,000	1,077,500
4.000%, 1/25/41 TBA	106,000,000	105,445,154
5.000%, 1/25/41 TBA	5,000,000	5,256,640
Government National Mortgage Association
6.500%, 5/15/31	5,462	6,167
6.500%, 9/15/36	7,007	7,886
6.500%, 10/15/37	1,509,940	1,698,092
4.500%, 3/15/38	324,550	337,417
5.000%, 5/15/38	4,637,798	4,931,102
5.500%, 8/15/38	2,875,050	3,122,799
6.500%, 8/15/38	106,974	120,369
6.000%, 9/15/38	2,138,320	2,347,725
6.500%, 9/15/38	249,412	280,490
6.000%, 10/15/38	3,282,199	3,603,623
6.500%, 10/15/38	470,508	529,641
6.000%, 11/15/38	250,972	275,550
5.500%, 12/15/38	8,609,300	9,324,211
6.000%, 12/15/38	518,777	569,845
5.500%, 1/15/39	1,447,318	1,563,895
6.000%, 1/15/39	435,938	478,832
6.000%, 2/15/39	39,207	43,047
4.500%, 3/15/39	196,861	204,666
4.500%, 4/15/39	1,102,671	1,146,390
4.500%, 5/15/39	752,729	782,574
4.000%, 6/15/39	122,373	123,434
4.500%, 6/15/39	5,805,593	6,035,776
5.000%, 6/15/39	3,300,501	3,510,177
4.000%, 7/15/39	855,933	863,356
4.500%, 7/15/39	1,874,875	1,949,211
5.500%, 7/15/39	222,311	240,218
5.000%, 8/15/39	4,553,220	4,861,096
4.500%, 9/15/39	1,767,668	1,837,754
5.000%, 9/15/39	4,235,163	4,503,200
5.500%, 10/15/39	6,509,815	7,034,160
4.500%, 12/15/39	1,911,156	1,991,420
6.000%, 12/15/39	1,558,450	1,715,452
4.500%, 1/15/40	3,603,658	3,746,538
5.000%, 1/15/40	4,637,570	4,951,150
4.500%, 2/15/40	8,190,000	8,534,498
5.000%, 2/15/40	5,566,452	5,938,990
4.500%, 4/15/40	99,721	103,675
5.000%, 4/15/40	1,404,727	1,493,564
4.000%, 5/15/40	32,219	32,498
4.500%, 5/15/40	2,417,023	2,523,104
4.000%, 6/15/40	707,245	713,378
4.500%, 6/15/40	1,962,087	2,046,012
4.500%, 8/15/40	1,984,088	2,062,754
4.000%, 12/15/40	2,000,000	2,018,594
4.000%, 1/15/41 TBA	4,500,000	4,530,586
4.500%, 1/15/41 TBA	4,000,000	4,153,438

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

5.000%, 1/15/41 TBA	$4,000,000	$4,252,813
6.000%, 1/15/41 TBA	2,000,000	2,196,562

		753,163,715

U.S. Treasuries (26.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,445,506
9.250%, 2/15/16	840,000	1,137,347
7.250%, 5/15/16	2,780,000	3,504,754
8.750%, 5/15/17	1,680,000	2,306,588
9.125%, 5/15/18	840,000	1,203,562
8.875%, 2/15/19	1,200,000	1,726,126
8.125%, 8/15/19	1,980,000	2,758,542
3.625%, 2/15/20	9,000,000	9,340,308
8.750%, 8/15/20	2,880,000	4,207,049
7.875%, 2/15/21	840,000	1,171,800
8.125%, 8/15/21	840,000	1,196,212
8.000%, 11/15/21	2,000,000	2,828,750
7.125%, 2/15/23	2,340,000	3,142,912
6.250%, 8/15/23	1,000,000	1,256,875
7.500%, 11/15/24	1,800,000	2,521,969
6.000%, 2/15/26	1,000,000	1,236,406
6.750%, 8/15/26	2,240,000	2,974,299
6.625%, 2/15/27	1,550,000	2,038,734
6.125%, 11/15/27	2,100,000	2,638,125
5.500%, 8/15/28	1,500,000	1,767,421
5.250%, 11/15/28	1,000,000	1,146,094
5.250%, 2/15/29	2,450,000	2,809,844
6.125%, 8/15/29	2,050,000	2,592,930
6.250%, 5/15/30	1,840,000	2,364,974
5.375%, 2/15/31	3,300,000	3,852,235
4.500%, 2/15/36	2,630,000	2,722,871
4.750%, 2/15/37	1,120,000	1,203,651
5.000%, 5/15/37	500,000	557,890
4.375%, 2/15/38	1,940,000	1,960,612
4.500%, 5/15/38	1,130,000	1,164,253
3.500%, 2/15/39	3,050,000	2,628,243
4.250%, 5/15/39	3,700,000	3,645,077
4.500%, 8/15/39	5,850,000	6,007,219
4.375%, 11/15/39	4,600,000	4,624,435
4.625%, 2/15/40	5,100,000	5,342,250
4.375%, 5/15/40	8,000,000	8,038,720
3.875%, 8/15/40	4,500,000	4,144,923
4.250%, 11/15/40	1,250,000	1,229,688
U.S. Treasury Notes
1.125%, 1/15/12	4,000,000	4,032,032
0.875%, 1/31/12	5,000,000	5,027,930
1.375%, 2/15/12	3,500,000	3,539,375
4.875%, 2/15/12	2,800,000	2,940,328
0.875%, 2/29/12	4,000,000	4,023,280
1.375%, 3/15/12	3,000,000	3,037,266
1.000%, 3/31/12	4,500,000	4,534,470
4.500%, 3/31/12	2,820,000	2,965,185
1.375%, 4/15/12	4,000,000	4,051,092
1.000%, 4/30/12	8,000,000	8,064,720
4.500%, 4/30/12	2,000,000	2,110,078
1.375%, 5/15/12	3,000,000	3,039,843
0.750%, 5/31/12	8,500,000	8,540,545
1.875%, 6/15/12	2,000,000	2,042,110
0.625%, 6/30/12	2,000,000	2,005,940
1.500%, 7/15/12	2,500,000	2,541,505
0.625%, 7/31/12	4,000,000	4,010,920

	Principal Amount	Value (Note 1)

4.625%, 7/31/12	$550,000	$586,137
1.750%, 8/15/12	3,000,000	3,061,641
4.375%, 8/15/12	2,000,000	2,126,562
0.375%, 8/31/12	5,000,000	4,991,015
1.375%, 9/15/12	3,600,000	3,652,171
0.375%, 9/30/12	2,000,000	1,995,234
1.375%, 10/15/12	3,000,000	3,044,181
0.375%, 10/31/12	10,000,000	9,969,530
1.375%, 11/15/12	5,000,000	5,074,610
4.000%, 11/15/12	2,800,000	2,980,905
1.125%, 12/15/12	6,200,000	6,263,693
0.625%, 12/31/12	5,000,000	5,002,735
3.625%, 12/31/12	3,500,000	3,712,187
1.375%, 1/15/13	3,500,000	3,553,319
2.875%, 1/31/13	1,500,000	1,571,250
1.375%, 2/15/13	3,500,000	3,552,773
3.875%, 2/15/13	2,500,000	2,671,290
2.750%, 2/28/13	3,480,000	3,637,414
1.375%, 3/15/13	3,000,000	3,043,830
1.750%, 4/15/13	4,000,000	4,091,880
1.375%, 5/15/13	3,000,000	3,043,140
3.500%, 5/31/13	1,680,000	1,791,300
3.375%, 6/30/13	2,000,000	2,129,532
1.000%, 7/15/13	3,000,000	3,014,760
3.375%, 7/31/13	2,520,000	2,687,935
0.750%, 8/15/13	2,000,000	1,995,938
3.125%, 8/31/13	3,000,000	3,182,577
0.750%, 9/15/13	5,000,000	4,983,985
3.125%, 9/30/13	3,650,000	3,872,135
2.750%, 10/31/13	2,520,000	2,648,953
0.500%, 11/15/13	5,000,000	4,935,545
2.000%, 11/30/13	5,050,000	5,199,132
1.500%, 12/31/13	4,940,000	5,011,013
1.750%, 1/31/14	8,090,000	8,259,388
4.000%, 2/15/14	2,000,000	2,178,750
1.875%, 2/28/14	3,500,000	3,584,217
1.750%, 3/31/14	3,000,000	3,058,827
1.875%, 4/30/14	3,000,000	3,068,202
4.750%, 5/15/14	19,000,000	21,222,107
2.250%, 5/31/14	2,000,000	2,068,906
2.625%, 6/30/14	2,000,000	2,092,968
2.625%, 7/31/14	5,000,000	5,229,295
4.250%, 8/15/14	2,230,000	2,459,969
2.375%, 8/31/14	4,500,000	4,661,721
2.375%, 9/30/14	4,000,000	4,143,124
2.375%, 10/31/14	4,700,000	4,864,867
4.250%, 11/15/14	2,700,000	2,984,977
2.125%, 11/30/14	3,500,000	3,585,313
2.625%, 12/31/14	3,500,000	3,649,569
2.250%, 1/31/15	5,500,000	5,646,091
4.000%, 2/15/15	2,410,000	2,640,268
2.375%, 2/28/15	6,300,000	6,492,969
2.500%, 3/31/15	3,500,000	3,622,780
2.500%, 4/30/15	4,000,000	4,135,312
4.125%, 5/15/15	2,000,000	2,202,344
2.125%, 5/31/15	2,500,000	2,539,850
1.875%, 6/30/15	5,000,000	5,019,920
1.750%, 7/31/15	4,200,000	4,186,560
4.250%, 8/15/15	2,790,000	3,089,272
1.250%, 8/31/15	3,000,000	2,917,734
1.250%, 9/30/15 (a)	27,600,000	26,778,458
1.250%, 10/31/15	12,700,000	12,291,212

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Principal Amount	Value (Note 1)

4.500%, 11/15/15	$1,000,000	$1,119,609
2.125%, 12/31/15	14,700,000	14,778,086
4.500%, 2/15/16	2,000,000	2,239,532
2.625%, 2/29/16	1,000,000	1,026,328
2.375%, 3/31/16	3,000,000	3,037,968
2.625%, 4/30/16	1,500,000	1,535,508
5.125%, 5/15/16	1,500,000	1,728,164
3.250%, 5/31/16	3,000,000	3,164,298
3.250%, 6/30/16	3,000,000	3,162,891
3.250%, 7/31/16	1,000,000	1,052,578
4.875%, 8/15/16	1,380,000	1,572,877
3.000%, 8/31/16	3,000,000	3,114,375
3.000%, 9/30/16	3,000,000	3,111,327
3.125%, 10/31/16	3,400,000	3,546,625
2.750%, 11/30/16	6,500,000	6,634,570
3.250%, 12/31/16	4,500,000	4,713,750
3.125%, 1/31/17	4,000,000	4,156,248
4.625%, 2/15/17	1,380,000	1,553,685
3.000%, 2/28/17	4,300,000	4,434,375
3.250%, 3/31/17	2,400,000	2,506,500
3.125%, 4/30/17	3,000,000	3,108,516
4.500%, 5/15/17	2,000,000	2,237,812
2.750%, 5/31/17	3,000,000	3,038,202
2.500%, 6/30/17	3,000,000	2,988,750
2.375%, 7/31/17	3,000,000	2,960,625
4.750%, 8/15/17	2,370,000	2,687,542
1.875%, 8/31/17	3,500,000	3,341,131
1.875%, 9/30/17	3,500,000	3,332,931
1.875%, 10/31/17	5,000,000	4,753,125
4.250%, 11/15/17	2,790,000	3,075,757
2.250%, 11/30/17	5,000,000	4,862,110
2.750%, 12/31/17	1,000,000	1,002,188
3.500%, 2/15/18	3,180,000	3,345,211
3.875%, 5/15/18	2,200,000	2,367,064
4.000%, 8/15/18	2,670,000	2,893,404
3.750%, 11/15/18	5,110,000	5,435,364
2.750%, 2/15/19	5,800,000	5,725,232
3.125%, 5/15/19	6,000,000	6,063,282
3.625%, 8/15/19 (a)	33,200,000	34,683,642
3.375%, 11/15/19	7,500,000	7,656,443
3.500%, 5/15/20	7,000,000	7,170,660
2.625%, 8/15/20	7,000,000	6,636,329
2.625%, 11/15/20	4,000,000	3,773,124

		646,026,823

Total Government Securities		1,559,978,595

Time Deposits (0.1%)
Financials (0.1%)
Certificates of Deposit (0.1%)
Deutsche Bank AG
0.589%, 1/19/12	1,000,000	1,000,867
Intesa Sanpaolo S.p.A.
0.789%, 1/19/12	1,000,000	991,927

		1,992,794

Total Time Deposits		1,992,794

Total Long-Term Debt Securities (103.9%) (Cost $2,497,245,111)		2,544,057,467

	Number of Shares	Value (Note 1)
COMMON STOCK:
Consumer Discretionary (0.0%)
Media (0.0%)
Gallery Media Holding Ltd. (ADR)*† (Cost $—)	747	$—

	Number of Warrants	Value (Note 1)
WARRANTS:
Industrials (0.0%)
Construction & Engineering (0.0%)
Alion Science and Technology Corp., expiring 3/15/17*†	1,350	$—

Total Industrials		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Hawaiian Telcom Holdco, Inc., expiring 10/28/15*†	17,180	68,720

Total Telecommunication Services		68,720

Total Warrants (0.0%) (Cost $4,055,977)		68,720

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS (c):
Government Securities (0.1%)
U.S. Treasury Bills
0.15%, 5/26/11 (p)	$3,400,000	3,397,974
0.15%, 6/2/11 (p)	100,000	99,935

Total Government Securities		3,497,909

Time Deposit (3.2%)
JPMorgan Chase Nassau
0.000%, 1/3/11	77,371,906	77,371,906

Total Short-Term Investments (3.3%)
(Cost $80,869,515)		80,869,815

Total Investments Before Options Written (107.2%) (Cost $2,582,170,603)		2,624,996,002

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
February 2011 @ $129.00*	(69)	(1,078)
February 2011 @ $123.00*	(157)	(24,531)

		(25,609)

Put Options Written (0.0%)
10 Year U.S. Treasury Notes
February 2011 @ $124.00*	(69)	(250,125)
February 2011 @ $118.00*	(157)	(39,250)

		(289,375)

Total Options Written (0.0%) (Premiums Received $206,136)		(314,984)

Total Investments after Options Written (107.2%) (Cost $2,581,964,467)		2,624,681,018
Other Assets Less Liabilities (-7.2%)		(176,463,852)

Net Assets (100%)		$2,448,217,166

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

*	Non-income producing.
†	Securities (totaling $3,497,090 or 0.1% of net assets) at fair value by management.
(a)	All or a portion of security held by broker as collateral for options written.
(b)	llliquid Security.
(c)	All or a portion of these securities are segregated as collateral on forward commitments.
(h)	Security in default.
(l)	Floating Rate Security. Rate disclosed is as of December 31, 2010.
(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.
(p)	Yield to maturity.
§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At December 31, 2010, the market value of these securities amounted to $279,597,331 or 11.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ABS	— Asset-Backed Security
ADR	— American Depositary Receipt
CMO	— Collateralized Mortgage Obligation
PIK	— Payment-in Kind Security
TBA	— Security is subject to delayed delivery.

At December 31, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 1/28/11	Citibank N.A.	2,300	$2,344,896	$2,282,768	$62,128
Canadian Dollar vs. U.S. Dollar, expiring 2/17/11	HSBC Bank plc	2,420	2,431,852	2,399,818	32,034
Chinese Renminbi vs. U.S. Dollar, expiring 4/7/11	HSBC Bank plc	18,522	2,810,267	2,800,000	10,267
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Barclays Bank plc	30,445	4,635,635	4,600,000	35,635
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	Citibank N.A.	20,016	3,047,739	3,070,000	(22,261)
Chinese Renminbi vs. U.S. Dollar, expiring 9/14/11	HSBC Bank plc	28,884	4,397,878	4,430,000	(32,122)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	6,877	1,048,842	1,070,714	(21,872)
Danish Krone vs. U.S. Dollar, expiring 1/3/11	HSBC Bank plc	37,659	6,751,226	6,600,995	150,231
Danish Krone vs. U.S. Dollar, expiring 1/3/11	JPMorgan Chase Bank	15,078	2,703,069	2,635,988	67,081
Danish Krone vs. U.S. Dollar, expiring 2/7/11	JPMorgan Chase Bank	120	21,511	21,216	295
European Union Euro vs. U.S. Dollar, expiring 1/6/11	Citibank N.A.	3,783	5,055,223	5,118,286	(63,063)
European Union Euro vs. U.S. Dollar, expiring 1/7/11	JPMorgan Chase Bank	1,759	2,350,552	2,451,694	(101,142)
European Union Euro vs. U.S. Dollar, expiring 1/7/11	JPMorgan Chase Bank	3,000	4,008,900	4,116,600	(107,700)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	988	1,319,777	1,329,354	(9,577)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	1,400	1,870,129	1,948,240	(78,111)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	1,477	1,972,987	1,880,812	92,175
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	650	868,274	890,630	(22,356)
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	329,000	288,285	293,279	(4,994)
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	516,366	452,464	461,041	(8,577)
Korean Won vs. U.S. Dollar, expiring 5/9/11	Citibank N.A.	476,700	417,706	422,045	(4,339)
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	178,000	155,971	158,560	(2,589)
Korean Won vs. U.S. Dollar, expiring 5/9/11	JPMorgan Chase Bank	535,700	469,405	472,385	(2,980)
Mexican Peso vs. U.S. Dollar, expiring 2/22/11	JPMorgan Chase Bank	22,929	1,850,092	1,785,954	64,138

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Foreign Currency Buy Contracts	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Norwegian Krone vs. U.S. Dollar, expiring 2/7/11	Citibank N.A.	56,629	$9,688,504	$9,468,490	$220,014
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	800	623,369	593,560	29,809
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	610	475,319	452,993	22,326
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Bank of America	860	670,121	642,400	27,721
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Barclays Bank plc	6,216	4,843,779	4,770,000	73,779
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	JPMorgan Chase Bank	410	319,476	304,222	15,254

					$421,204

Foreign Currency Sell Contracts	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar vs. U.S. Dollar, expiring 1/28/11	Bank of America	1,918	$1,825,936	$1,955,439	$(129,503)
Canadian Dollar vs. U.S. Dollar, expiring 1/20/11	Citibank N.A.	2,400	2,380,888	2,413,111	(32,223)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	11,345	2,026,291	2,033,865	(7,574)
Danish Krone vs. U.S. Dollar, expiring 1/4/11	Citibank N.A.	18,577	3,482,504	3,330,375	152,129
Danish Krone vs. U.S. Dollar, expiring 2/7/11	Citibank N.A.	1,100	195,608	197,185	(1,577)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	37,659	6,585,412	6,738,494	(153,082)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	15,078	2,630,515	2,697,970	(67,455)
European Union Euro vs. U.S. Dollar, expiring 1/7/11	JPMorgan Chase Bank	3,000	4,176,000	4,008,900	167,100
European Union Euro vs. U.S. Dollar, expiring 1/7/11	JPMorgan Chase Bank	459	643,748	613,362	30,386
European Union Euro vs. U.S. Dollar, expiring 1/7/11	JPMorgan Chase Bank	1,300	1,800,500	1,737,190	63,310
European Union Euro vs. U.S. Dollar, expiring 1/7/11	JPMorgan Chase Bank	1,575	2,192,400	2,104,673	87,727
European Union Euro vs. U.S. Dollar, expiring 1/25/11	Citibank N.A.	5,230	7,271,557	6,988,849	282,708
European Union Euro vs. U.S. Dollar, expiring 1/25/11	Citibank N.A.	6,490	8,597,764	8,672,587	(74,823)
European Union Euro vs. U.S. Dollar, expiring 2/15/11	JPMorgan Chase Bank	3,341	4,568,279	4,464,111	104,168
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,025	2,867,400	2,705,009	162,391
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	760	978,880	1,015,213	(36,333)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	846	1,175,939	1,130,092	45,847
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	3,658	4,838,364	4,886,381	(48,017)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,510	3,302,909	3,352,875	(49,966)
European Union Euro vs. U.S. Dollar, expiring 4/18/11	JPMorgan Chase Bank	2,005	2,730,208	2,678,292	51,916
European Union Euro vs. U.S. Dollar, expiring 6/22/11	JPMorgan Chase Bank	2,800	3,721,200	3,739,045	(17,845)
Korean Won vs. U.S. Dollar, expiring 5/9/11	HSBC Bank plc	2,062,800	1,800,000	1,807,520	(7,520)
Mexican Peso vs. U.S. Dollar, expiring 2/22/11	HSBC Bank plc	22,399	1,800,000	1,807,346	(7,346)
Singapore Dollar vs. U.S. Dollar, expiring 3/9/11	Barclays Bank plc	2,680	2,008,093	2,088,285	(80,192)

					$434,226

					$855,430

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Options Written:

Options written through the year ended December 31, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2010	—	$—
Options Written	1,422	591,563
Options Terminated in Closing Purchase Transactions	(473)	(231,357)
Options Expired	(497)	(154,070)
Options Exercised	—	—

Options Outstanding - December 31, 2010	452	$206,136

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$11,205,544	$940,828	$12,146,372
Non-Agency CMO	—	73,509,036	963,923	74,472,959
Common Stocks
Consumer Discretionary	—	—	—	—
Convertible Bonds
Industrials	—	3,617,031	—	3,617,031
Corporate Bonds
Consumer Discretionary	—	88,147,212	1,224,469	89,371,681
Consumer Staples	—	53,054,797	—	53,054,797
Energy	—	68,202,596	—	68,202,596
Financials	—	364,160,414	—	364,160,414
Health Care	—	51,700,494	163,073	51,863,567
Industrials	—	68,082,301	1,100,000	69,182,301
Information Technology	—	25,540,119	—	25,540,119
Materials	—	66,732,991	—	66,732,991
Telecommunication Services	—	50,427,844	—	50,427,844
Utilities	—	53,313,406	—	53,313,406
Forward Currency Contracts	—	2,050,569	—	2,050,569
Government Securities
Agency ABS	—	61,004,706	—	61,004,706
Agency CMO	—	1,296,720	—	1,296,720
Foreign Governments	—	30,098,502	—	30,098,502
Municipal Bonds	—	41,636,880	—	41,636,880
Supranational	—	26,751,249	—	26,751,249
U.S. Government Agencies	—	753,163,715	—	753,163,715
U.S. Treasuries	—	646,026,823	—	646,026,823
Short-Term Investments	—	80,869,815	—	80,869,815
Time Deposit
Financials	—	1,992,794	—	1,992,794

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Warrants
Industrials	$—	$—	$—	$—
Telecommunication Services	—	—	68,720	68,720

Total Assets	$—	$2,622,585,558	$4,461,013	$2,627,046,571

Liabilities:
Forward Currency Contracts	$—	$(1,195,139)	$—	$(1,195,139)
Options Written
Call Options Written	(25,609)	—	—	(25,609)
Put Options Written	(289,375)	—	—	(289,375)

Total Liabilities	$(314,984)	$(1,195,139)	$—	$(1,510,123)

Total	$(314,984)	$2,621,390,419	$4,461,013	$2,625,536,448

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt Securities- Asset-Backed Securities	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/09	$857,606	$—
Total gains or losses (realized/unrealized) included in earnings	104,645	—
Purchases, sales, issuances, and settlements (net)	942,500	1,224,469
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 12/31/10	$1,904,751	$1,224,469
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$104,645	$—

	Investments in Corporate Bonds- Financials	Investments in Corporate Bonds- Health Care
Balance as of 12/31/09	$2,017,005	$2,540,465
Total gains or losses (realized/unrealized) included in earnings	105,722	616,998
Purchases, sales, issuances, and settlements (net)	(2,122,727)	(2,994,390)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 12/31/10	$—	$163,073
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$—	$616,998

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Investments in Corporate Bonds- Industrials	Investments in Warrants- Telecommunication Services
Balance as of 12/31/09	$—	$—
Total gains or losses (realized/unrealized) included in earnings	—	(3,987,280)
Purchases, sales, issuances, and settlements (net)	1,100,000	4,056,000
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 12/31/10	$1,100,000	$68,720
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$—	$(3,987,280)

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets	$—	*
Foreign exchange contracts	Receivables - Unrealized appreciation	2,050,569
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$2,050,569

	Liability Derivatives
Interest rate contracts	Payables, Net Assets	$(314,984	)*
Foreign exchange contracts	Payables - Unrealized depreciation	(1,195,139)
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$(1,510,123)

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$383,507	$(740,540)	$—	$—	$(357,033)
Foreign exchange contracts	—	—	617,350	—	617,350
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$383,507	$(740,540)	$617,350	$—	$260,317

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$(108,848)	$(164,987)	$—	$—	$(273,835)
Foreign exchange contracts	—	—	803,721	—	803,721
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$(108,848)	$(164,987)	$803,721	$—	$529,886

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $51,318,000, and futures and options contracts with an average notional balance of $58,310,000 and $176,000, respectively during the year ended December 31, 2010.

^ This Portfolio held futures and options contracts for hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$3,688,062,813
Long-term U.S. Treasury securities	2,582,170,603

$6,270,223,416

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,840,257,403
Long-term U.S. Treasury securities	2,582,170,603

$5,422,428,006

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$70,862,656
Aggregate gross unrealized depreciation	(28,555,808)

Net unrealized appreciation	$42,306,848

Federal income tax cost of investments	$2,582,689,154

The Portfolio has a net capital loss carryforward of $599,445,774 of which $11,568,090 expires in the year 2014, $80,510,058 expires in the year 2016 and $507,367,626 expires in the year 2017. The Portfolio had a net capital loss carryforward of $89,288,659 expire during 2010. The Portfolio utilized net capital loss carryforward of $2,689,552 during 2010.

See Notes to Financial Statements.

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MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value (Cost $2,582,170,603)	$2,624,996,002
Foreign cash (Cost $18,612)	18,710
Cash held as collateral at broker	32,000
Dividends, interest and other receivables	22,124,829
Receivable for securities sold	18,703,645
Receivable for forward commitments	8,003,090
Unrealized appreciation of forward foreign currency contracts	2,050,569
Receivable from Separate Accounts for Trust shares sold	184,882
Other assets	4,857

Total assets	2,676,118,584

LIABILITIES
Overdraft payable	70,496
Payable for forward commitments	159,206,429
Payable for securities purchased	63,387,222
Payable to Separate Accounts for Trust shares redeemed	1,617,758
Unrealized depreciation of forward foreign currency contracts	1,195,139
Investment management fees payable	1,072,057
Payable for return of cash collateral on forward commitments	340,000
Administrative fees payable	324,779
Options written, at value (Premiums received $206,136)	314,984
Distribution fees payable - Class B	152,579
Trustees’ fees payable	25,906
Accrued expenses	194,069

Total liabilities	227,901,418

NET ASSETS	$2,448,217,166

Net assets were comprised of:
Paid in capital	$3,007,445,896
Accumulated undistributed net investment income (loss)	(880,391)
Accumulated undistributed net realized gains (losses) on investments, securities sold short, options written, futures and foreign currency transactions	(601,724,995)
Net unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	43,376,656

Net assets	$2,448,217,166

Class A
Net asset value, offering and redemption price per share, $1,731,954,429 / 445,845,614 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.88

Class B
Net asset value, offering and redemption price per share, $716,262,737 / 185,266,990 shares outstanding (unlimited amount authorized: $0.001 par value)	$3.87

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Interest	$78,645,348
Securities lending (net)	18,453

Total income	78,663,801

EXPENSES
Investment management fees	10,461,990
Administrative fees	3,098,854
Distribution fees - Class B	1,787,876
Printing and mailing expenses	173,621
Custodian fees	133,500
Professional fees	96,156
Trustees’ fees	27,929
Miscellaneous	151,379

Total expenses	15,931,305

NET INVESTMENT INCOME (LOSS)	62,732,496

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	15,165,139
Foreign currency transactions	302,811
Futures	(740,540)
Options written	383,507
Securities sold short	(970,377)

Net realized gain (loss)	14,140,540

Change in unrealized appreciation (depreciation) on:
Securities	40,544,322
Foreign currency translations	616,140
Options written	(108,848)
Futures	(164,987)
Securities sold short	(11,016)

Net change in unrealized appreciation (depreciation)	40,875,611

NET REALIZED AND UNREALIZED GAIN (LOSS)	55,016,151

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$117,748,647

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$62,732,496	$66,690,389
Net realized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	14,140,540	(462,182,558)
Net change in unrealized appreciation (depreciation) on investments, securities sold short, options written, futures and foreign currency translations	40,875,611	528,286,837

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	117,748,647	132,794,668

DIVIDENDS:
Dividends from net investment income
Class A	(49,411,382)	(42,279,989)
Class B	(18,727,267)	(29,211,024)

TOTAL DIVIDENDS	(68,138,649)	(71,491,013)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 225,571,439 and 62,358,222 shares, respectively ]	890,017,496	234,042,050
Capital shares issued in reinvestment of dividends [ 12,772,091 and 11,212,588 shares, respectively ]	49,411,382	42,279,989
Capital shares repurchased [ (36,306,915) and (21,206,527) shares, respectively ]	(142,103,815)	(79,405,950)

Total Class A transactions	797,325,063	196,916,089

Class B
Capital shares sold [ 40,804,322 and 36,339,311 shares, respectively ]	158,175,904	135,369,829
Capital shares issued in reinvestment of dividends [ 4,863,331 and 7,784,037 shares, respectively ]	18,727,267	29,211,024
Capital shares repurchased [ (40,534,052) and (39,727,828) shares, respectively ]	(157,798,380)	(146,381,949)

Total Class B transactions	19,104,791	18,198,904

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	816,429,854	215,114,993

TOTAL INCREASE (DECREASE) IN NET ASSETS	866,039,852	276,418,648
NET ASSETS:
Beginning of year	1,582,177,314	1,305,758,666

End of year (a)	$2,448,217,166	$1,582,177,314

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(880,391)	$(945,282)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008	2007	2006
Net asset value, beginning of year	$3.74		$3.56		$5.34	$5.61	$5.47

Income (loss) from investment operations:
Net investment income (loss)	0.13	(e)	0.18	(e)	0.44 (e)	0.45 (e)	0.42 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.12		0.18		(1.72)	(0.27)	0.14

Total from investment operations	0.25		0.36		(1.28)	0.18	0.56

Less distributions:
Dividends from net investment income	(0.11)		(0.18)		(0.50)	(0.45)	(0.42)

Total dividends and distributions	(0.11)		—		—	—	—

Net asset value, end of year	$3.88		$3.74		$3.56	$5.34	$5.61

Total return	6.79%		10.09%		(23.39)%	3.29%	10.21%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$1,731,954		$911,802		$682,451	$887,961	$855,156
Ratio of expenses to average net assets	0.70%		0.74%		0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	3.20%		4.72%		8.81%	7.78%	7.45%
Portfolio turnover rate	261%		371%		155%	108%	103%

	Year Ended December 31,
Class B	2010		2009		2008	2007	2006
Net asset value, beginning of year	$3.72		$3.55		$5.32	$5.58	$5.44

Income (loss) from investment operations:
Net investment income (loss)	0.12	(e)	0.17	(e)	0.42 (e)	0.43 (e)	0.41 (e)
Net realized and unrealized gain (loss) on investments, securities sold short, options written, futures and foreign currency transactions	0.13		0.17		(1.70)	(0.25)	0.13

Total from investment operations	0.25		0.34		(1.28)	0.18	0.54

Less distributions:
Dividends from net investment income	(0.10)		(0.17)		(0.49)	(0.44)	(0.40)

Total dividends and distributions	(0.10)		—		—	—	—

Net asset value, end of year	$3.87		$3.72		$3.55	$5.32	$5.58

Total return	6.82%		9.53%		(23.55)%	3.18%	9.93%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$716,263		$670,375		$623,307	$1,034,629	$1,101,281
Ratio of expenses to average net assets	0.95	%(c)	0.99	%(c)	1.01%	1.01%	1.01%
Ratio of net investment income (loss) to average net assets	2.99%		4.62%		8.46%	7.53%	7.20%
Portfolio turnover rate	261%		371%		155%	108%	103%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Investment Management, LLC***

➢	Eagle Asset Management, Inc.

➢	Wells Capital Management Inc.

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	10 Years	Since Incept.*
Portfolio – Class A Shares**	27.77%	2.70%	2.21%	6.56%
Portfolio – Class B Shares	27.60	2.59	2.15	6.51
Russell 2000® Growth Index	29.09	5.30	3.78	4.74

*   Date of inception 12/1/98

** Date of inception 1/22/08. Returns shown for Class A shares prior to this period are derived from the historical performance of Class B shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

    Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

***	Effective February 12, 2010, BlackRock Investment Management, LLC replaced SSgA Funds Management, Inc. as a sub-adviser of the Portfolio.

PERFORMANCE SUMMARY

The Portfolio’s Class B shares returned 27.60% for the year ended December 31, 2010. The Portfolio’s benchmark, the Russell 2000® Growth Index, returned 29.09% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by BlackRock Investment Management, Inc., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Energy, Materials, Consumer Discretionary and Information Technology sectors was positive for the Portfolio.

•	Several leading contributors to relative performance were from the Information Technology sector. These included Netezza Corp., Rovi Corp., and Riverbed Technology Inc.

•	Other leading contributors included Oyo Geospace Corp. (Energy sector) and Coinstar Inc. (Consumer Discretionary sector).

What hurt performance during the year:

•	Stock selection in the Industrials and Financials sectors hindered the Portfolio’s relative performance.

•	Several leading detractors from relative performance were from the Information Technology sector. These included FormFactor Inc., Compellent Technologies, and ON Semiconductor Corp.

•	Other leading detractors included Genoptix Inc. (Health Care sector) and Dean Foods Co. (Consumer Staples sector).

•

The Portfolio’s use of futures to reduce equity exposure on several highly volatile days in May helped reduce the Portfolio’s risk profile, but detracted from returns when markets rose but volatility remained high.

Sector Weightings as of 12/31/10	% of Net Assets
Information Technology	21.3%
Consumer Discretionary	15.1
Industrials	13.7
Health Care	13.7
Energy	4.7
Financials	4.0
Materials	3.8
Consumer Staples	1.5
Telecommunication Services	0.8
Utilities	0.0 #
Cash and Other	21.4

100.0%

# Less than 0.05%

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,321.40	$5.97
Hypothetical (5% average return before expenses)	1,000.00	1,020.06	5.19
Class B
Actual	1,000.00	1,321.90	7.43
Hypothetical (5% average return before expenses)	1,000.00	1,018.80	6.46

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (15.1%)
Auto Components (1.4%)
American Axle & Manufacturing Holdings, Inc.*	352,391	$4,531,748
Amerigon, Inc.*	7,800	84,864
Cooper Tire & Rubber Co.	22,126	521,731
Dana Holding Corp.*	46,988	808,663
Dorman Products, Inc.*	4,042	146,482
Drew Industries, Inc.	2,532	57,527
Exide Technologies, Inc.*	6,616	62,257
Fuel Systems Solutions, Inc.*	4,874	143,198
Gentex Corp.	98,167	2,901,816
Shiloh Industries, Inc.	848	10,134
Standard Motor Products, Inc.	1,557	21,331
Stoneridge, Inc.*	5,484	86,592
Superior Industries International, Inc.	2,140	45,411
Tenneco, Inc.*	21,611	889,509

		10,311,263

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,436	158,627

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	624	22,208
Pool Corp.	17,801	401,235
Weyco Group, Inc.	1,323	32,400

		455,843

Diversified Consumer Services (1.7%)
American Public Education, Inc.*	6,708	249,806
Archipelago Learning, Inc.*	4,259	41,781
Bridgepoint Education, Inc.*	117,800	2,238,200
Cambium Learning Group, Inc.*	5,295	18,215
Capella Education Co.*	6,118	407,336
Coinstar, Inc.*	35,706	2,015,247
Corinthian Colleges, Inc.*	31,944	166,428
CPI Corp.	1,898	42,800
Grand Canyon Education, Inc.*	62,095	1,216,441
K12, Inc.*	9,159	262,497
Learning Tree International, Inc.	2,269	21,692
Lincoln Educational Services Corp.	5,593	86,747
Matthews International Corp., Class A	10,897	381,177
Pre-Paid Legal Services, Inc.*	2,733	164,663
Princeton Review, Inc.*	6,100	7,198
Sotheby’s, Inc.	103,834	4,672,530
Steiner Leisure Ltd.*	5,438	253,955
Universal Technical Institute, Inc.	7,656	168,585

		12,415,298

Hotels, Restaurants & Leisure (4.4%)
AFC Enterprises, Inc.*	7,567	105,181
Ambassadors Group, Inc.	7,019	80,718
Ameristar Casinos, Inc.	9,514	148,704
Bally Technologies, Inc.*	103,611	4,371,348
Biglari Holdings, Inc.*	52	21,331

	Number of Shares	Value (Note 1)

BJ’s Restaurants, Inc.*	133,094	$4,715,520
Bravo Brio Restaurant Group, Inc.*	3,028	58,047
Buffalo Wild Wings, Inc.*	32,669	1,432,536
California Pizza Kitchen, Inc.*	7,081	122,360
Caribou Coffee Co., Inc.*	2,699	27,206
Carrols Restaurant Group, Inc.*	4,538	33,672
CEC Entertainment, Inc.*	7,301	283,498
Cheesecake Factory, Inc.*	21,524	659,926
Churchill Downs, Inc.	648	28,123
Cracker Barrel Old Country Store, Inc.	7,704	421,948
Denny’s Corp.*	35,801	128,168
DineEquity, Inc.*	6,495	320,723
Domino’s Pizza, Inc.*	4,881	77,852
Einstein Noah Restaurant Group, Inc.*	2,054	28,859
Empire Resorts, Inc.*	9,232	9,509
Gaylord Entertainment Co.*	59,500	2,138,430
Great Wolf Resorts, Inc.*	124,110	325,168
Interval Leisure Group, Inc.*	14,200	229,188
Jack in the Box, Inc.*	17,994	380,213
Jamba, Inc.*	22,557	51,204
Krispy Kreme Doughnuts, Inc.*	21,210	148,046
Life Time Fitness, Inc.*	13,259	543,486
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,280	20,725
Monarch Casino & Resort, Inc.*	845	10,562
Morgans Hotel Group Co.*	2,732	24,779
Orient-Express Hotels Ltd., Class A*	109,030	1,416,300
P.F. Chang’s China Bistro, Inc.	8,280	401,249
Papa John’s International, Inc.*	5,468	151,464
Peet’s Coffee & Tea, Inc.*	4,293	179,190
Pinnacle Entertainment, Inc.*	195,855	2,745,887
Ruby Tuesday, Inc.*	48,400	632,104
Ruth’s Hospitality Group, Inc.*	10,808	50,041
Scientific Games Corp., Class A*	242,962	2,419,902
Shuffle Master, Inc.*	521,995	5,976,843
Sonic Corp.*	22,177	224,431
Texas Roadhouse, Inc.*	20,540	352,672
WMS Industries, Inc.*	14,927	675,297

		32,172,410

Household Durables (0.7%)
American Greetings Corp., Class A	880	19,501
Blyth, Inc.	637	21,964
Cavco Industries, Inc.*	516	24,092
Ethan Allen Interiors, Inc.	3,083	61,691
Harman International Industries, Inc.*	15,500	717,650
iRobot Corp.*	7,663	190,655
Kid Brands, Inc.*	900	7,695
La-Z-Boy, Inc.*	2,096	18,906
Sealy Corp.*	6,666	19,465
Universal Electronics, Inc.*	132,969	3,772,330

		4,853,949

Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	4,570	260,764

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Drugstore.Com, Inc.*	33,540	$74,123
HSN, Inc.*	14,063	430,890
Nutrisystem, Inc.	9,754	205,127
Orbitz Worldwide, Inc.*	7,156	40,002
Overstock.com, Inc.*	5,300	87,344
PetMed Express, Inc.	8,361	148,910
Shutterfly, Inc.*	56,162	1,967,355
U.S. Auto Parts Network, Inc.*	4,802	40,337
Vitacost.com, Inc.*†(b)	5,224	28,288

		3,283,140

Leisure Equipment & Products (0.5%)
Brunswick Corp.	32,164	602,753
Eastman Kodak Co.*	97,539	522,809
Leapfrog Enterprises, Inc.*	10,259	56,938
Marine Products Corp.*	3,670	24,442
Polaris Industries, Inc.	33,537	2,616,557
RC2 Corp.*	685	14,913
Smith & Wesson Holding Corp.*	20,677	77,332
Sturm Ruger & Co., Inc.	7,007	107,137
Summer Infant, Inc.*	4,218	31,972

		4,054,853

Media (1.0%)
Arbitron, Inc.	9,661	401,125
Ballantyne Strong, Inc.*	5,224	40,591
Beasley Broadcasting Group, Inc., Class A*	1,420	8,506
Belo Corp., Class A*	33,181	234,921
Carmike Cinemas, Inc.*	1,995	15,401
CKX, Inc.*	3,305	13,319
Dex One Corp.*	1,071	7,990
Entercom Communications Corp., Class A*	7,200	83,376
Entravision Communications Corp., Class A*	17,965	46,170
Global Sources Ltd.*	7,606	72,409
Harte-Hanks, Inc.	14,131	180,453
Journal Communications, Inc., Class A*	2,123	10,721
Knology, Inc.*	10,236	159,989
Lee Enterprises, Inc.*	16,382	40,300
Lions Gate Entertainment Corp.*	17,700	115,227
Live Nation Entertainment, Inc.*	132,648	1,514,840
LodgeNet Interactive Corp.*	2,720	11,560
Martha Stewart Living Omnimedia, Inc., Class A*	9,681	42,790
McClatchy Co., Class A*	21,669	101,194
Media General, Inc., Class A*	1,760	10,173
National CineMedia, Inc.	124,386	2,476,525
Playboy Enterprises, Inc., Class B*	5,557	29,008
ReachLocal, Inc.*	32,080	638,713
Rentrak Corp.*	3,465	104,504
Sinclair Broadcast Group, Inc., Class A	1,316	10,765
SuperMedia, Inc.*	4,627	40,301
Valassis Communications, Inc.*	17,969	581,297
Value Line, Inc.	550	7,948

	Number of Shares	Value (Note 1)

Warner Music Group Corp.*	4,810	$27,080
Westwood One, Inc.*	1,926	17,584
World Wrestling Entertainment, Inc., Class A	8,028	114,319

		7,159,099

Multiline Retail (0.0%)
99 Cents Only Stores*	13,931	222,060
Bon-Ton Stores, Inc.*	1,501	19,003
Retail Ventures, Inc.*	8,347	136,056

		377,119

Specialty Retail (3.7%)
America’s Car-Mart, Inc.*	1,783	48,284
AnnTaylor Stores Corp.*	21,289	583,106
Asbury Automotive Group, Inc.*	10,438	192,894
bebe stores, Inc.	2,270	13,529
Big 5 Sporting Goods Corp.	7,397	112,952
Brown Shoe Co., Inc.	10,748	149,720
Buckle, Inc.	8,815	332,943
Casual Male Retail Group, Inc.*	13,458	63,791
Cato Corp., Class A	9,683	265,411
Chico’s FAS, Inc.	235,910	2,837,997
Children’s Place Retail Stores, Inc.*	8,307	412,360
Christopher & Banks Corp.	7,395	45,479
Citi Trends, Inc.*	5,402	132,619
Coldwater Creek, Inc.*	21,814	69,150
Collective Brands, Inc.*	15,965	336,862
Destination Maternity Corp.*	1,700	64,481
Dress Barn, Inc.*	19,462	514,186
DSW, Inc., Class A*	5,124	200,348
Express, Inc.	58,359	1,097,149
Finish Line, Inc., Class A	5,430	93,342
Genesco, Inc.*	195,586	7,332,519
Group 1 Automotive, Inc.	1,929	80,555
Haverty Furniture Cos., Inc.	806	10,462
hhgregg, Inc.*	24,952	522,744
Hibbett Sports, Inc.*	10,372	382,727
HOT Topic, Inc.	6,892	43,213
Jo-Ann Stores, Inc.*	9,652	581,243
Jos. A. Bank Clothiers, Inc.*	9,698	391,023
Kirkland’s, Inc.*	6,048	84,853
Lumber Liquidators Holdings, Inc.*	8,072	201,074
Midas, Inc.*	5,002	40,566
Monro Muffler Brake, Inc.	10,602	366,723
OfficeMax, Inc.*	11,081	196,134
Penske Automotive Group, Inc.*	5,859	102,064
Pier 1 Imports, Inc.*	129,581	1,360,601
Rue21, Inc.*	5,341	156,545
Sally Beauty Holdings, Inc.*	30,531	443,615
Select Comfort Corp.*	16,865	153,978
Shoe Carnival, Inc.*	629	16,983
Sonic Automotive, Inc., Class A	2,238	29,631
Stein Mart, Inc.	3,965	36,676
Systemax, Inc.*	3,277	46,206
Talbots, Inc.*	22,247	189,544
Ulta Salon Cosmetics & Fragrance, Inc.*	11,252	382,568

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Vitamin Shoppe, Inc.*	178,246	$5,996,195
Wet Seal, Inc., Class A*	27,053	100,096
Winmark Corp.	884	29,738
Zumiez, Inc.*	7,200	193,464

		27,038,343

Textiles, Apparel & Luxury Goods (1.2%)
Carter’s, Inc.*	21,218	626,143
Cherokee, Inc.	3,000	56,430
Crocs, Inc.*	31,135	533,031
Culp, Inc.*	3,244	33,608
Deckers Outdoor Corp.*	13,883	1,107,030
G-III Apparel Group Ltd.*	5,599	196,805
Joe’s Jeans, Inc.*	15,312	23,887
Kenneth Cole Productions, Inc., Class A*	972	12,140
K-Swiss, Inc., Class A*	4,799	59,844
LaCrosse Footwear, Inc.	1,773	29,077
Liz Claiborne, Inc.*	34,266	245,345
Maidenform Brands, Inc.*	8,295	197,172
Oxford Industries, Inc.	5,053	129,407
R.G. Barry Corp.	3,110	34,583
Skechers U.S.A., Inc., Class A*	12,555	251,100
Steven Madden Ltd.*	67,079	2,798,536
Timberland Co., Class A*	9,967	245,089
True Religion Apparel, Inc.*	9,200	204,792
Under Armour, Inc., Class A*	12,647	693,561
Vera Bradley, Inc.*	3,173	104,709
Volcom, Inc.	6,979	131,694
Warnaco Group, Inc.*	15,804	870,326
Wolverine World Wide, Inc.	17,310	551,843

		9,136,152

Total Consumer Discretionary		111,416,096

Consumer Staples (1.5%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	3,023	287,457
Coca-Cola Bottling Co. Consolidated	1,572	87,372
Heckmann Corp.*	32,558	163,767
MGP Ingredients, Inc.	1,002	11,062
National Beverage Corp.	4,116	54,084
Primo Water Corp.*	36,980	525,486

		1,129,228

Food & Staples Retailing (0.5%)
Arden Group, Inc., Class A	500	41,250
Casey’s General Stores, Inc.	4,904	208,469
Fresh Market, Inc.*	46,486	1,915,223
Pantry, Inc.*	774	15,372
Pricesmart, Inc.	5,280	200,798
Rite Aid Corp.*	14,573	12,871
Ruddick Corp.	7,864	289,710
United Natural Foods, Inc.*	17,112	627,668
Village Super Market, Inc., Class A	1,375	45,375

		3,356,736

Food Products (0.4%)
Alico, Inc.	531	12,659

	Number of Shares	Value (Note 1)

B&G Foods, Inc.	9,907	$136,023
Bridgford Foods Corp.	711	10,132
Calavo Growers, Inc.	4,074	93,906
Cal-Maine Foods, Inc.	4,528	142,994
Darling International, Inc.*	22,232	295,241
Diamond Foods, Inc.	7,835	416,665
J&J Snack Foods Corp.	4,820	232,517
Lancaster Colony Corp.	6,517	372,772
Lifeway Foods, Inc.*	1,881	17,964
Limoneira Co.	2,908	83,460
Pilgrim’s Pride Corp.*	8,306	58,890
Sanderson Farms, Inc.	7,281	285,051
Smart Balance, Inc.*	10,722	46,426
Snyders-Lance, Inc.	9,487	222,375
Tootsie Roll Industries, Inc.	7,297	211,394

		2,638,469

Household Products (0.0%)
Oil-Dri Corp. of America	723	15,537
WD-40 Co.	5,357	215,780

		231,317

Personal Products (0.5%)
Female Health Co.	6,628	37,713
Herbalife Ltd.	37,438	2,559,636
Inter Parfums, Inc.	5,358	100,998
Medifast, Inc.*	4,911	141,830
Nature’s Sunshine Products, Inc.*	2,897	26,015
Nu Skin Enterprises, Inc., Class A	17,320	524,103
Revlon, Inc., Class A*	1,894	18,637
Schiff Nutrition International, Inc.	1,394	12,658
Synutra International, Inc.*	6,531	87,842
USANA Health Sciences, Inc.*	2,222	96,546

		3,605,978

Tobacco (0.0%)
Star Scientific, Inc.*	32,100	62,595
Vector Group Ltd.	11,029	191,022

		253,617

Total Consumer Staples		11,215,345

Energy (4.7%)
Energy Equipment & Services (2.2%)
CARBO Ceramics, Inc.	6,781	702,105
Dril-Quip, Inc.*	12,146	943,987
ION Geophysical Corp.*	46,090	390,843
Key Energy Services, Inc.*	2,607	33,839
Lufkin Industries, Inc.	142,527	8,892,260
Matrix Service Co.*	1,525	18,574
Newpark Resources, Inc.*	2,197	13,533
OYO Geospace Corp.*	52,255	5,178,993
RPC, Inc.	15,690	284,303
TETRA Technologies, Inc.*	2,918	34,637

		16,493,074

Oil, Gas & Consumable Fuels (2.5%)
Abraxas Petroleum Corp.*	8,722	39,859
Apco Oil and Gas International, Inc.	3,300	189,750

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

BPZ Resources, Inc.*	8,412	$40,041
Brigham Exploration Co.*	71,491	1,947,415
Callon Petroleum Co.*	10,401	61,574
CAMAC Energy, Inc.*	17,237	34,302
Carrizo Oil & Gas, Inc.*	53,228	1,835,834
Cheniere Energy, Inc.*	7,486	41,323
Clayton Williams Energy, Inc.*	1,931	162,146
Clean Energy Fuels Corp.*	14,694	203,365
Cloud Peak Energy, Inc.*	125,379	2,912,554
Contango Oil & Gas Co.*	2,556	148,069
Endeavour International Corp.*	6,928	95,606
Energy XXI Bermuda Ltd.*	24,739	684,528
Evolution Petroleum Corp.*	5,609	36,571
FX Energy, Inc.*	14,900	91,635
Golar LNG Ltd.	987	14,815
Gulfport Energy Corp.*	9,852	213,296
Hallador Energy Co.	1,347	14,130
Houston American Energy Corp.	6,576	118,960
Isramco, Inc.*	432	36,418
James River Coal Co.*	8,134	206,034
Kodiak Oil & Gas Corp.*	186,745	1,232,517
L&L Energy, Inc.*	6,036	65,189
Magnum Hunter Resources Corp.*	17,731	127,663
McMoRan Exploration Co.*	34,235	586,788
Northern Oil and Gas, Inc.*	19,314	525,534
Oasis Petroleum, Inc.*	146,141	3,963,344
Panhandle Oil and Gas, Inc., Class A	2,676	73,376
PetroQuest Energy, Inc.*	4,657	35,067
RAM Energy Resources, Inc.*	18,719	34,443
Rentech, Inc.*	79,931	97,516
Resolute Energy Corp.*	1,332	19,660
Rex Energy Corp.*	1,971	26,904
Rosetta Resources, Inc.*	11,772	443,098
Scorpio Tankers, Inc.*	4,064	41,087
Stone Energy Corp.*	1,123	25,032
Swift Energy Co.*	27,300	1,068,795
Syntroleum Corp.*	25,240	46,694
TransAtlantic Petroleum Ltd.*	53,532	178,261
Uranium Energy Corp.*	22,167	133,889
VAALCO Energy, Inc.*	2,365	16,933
Venoco, Inc.*	1,658	30,590
W&T Offshore, Inc.	846	15,118
Warren Resources, Inc.*	4,239	19,160
World Fuel Services Corp.	13,517	488,775

		18,423,658

Total Energy		34,916,732

Financials (4.0%)
Capital Markets (0.9%)
Artio Global Investors, Inc.	9,133	134,712
BGC Partners, Inc., Class A	20,781	172,690
Cohen & Steers, Inc.	5,010	130,761
Diamond Hill Investment Group, Inc.	795	57,510
Duff & Phelps Corp., Class A	117,998	1,989,446
Epoch Holding Corp.	4,445	69,031
Evercore Partners, Inc., Class A	5,347	181,798
Financial Engines, Inc.*	4,864	96,453

	Number of Shares	Value (Note 1)

GAMCO Investors, Inc., Class A	1,400	$67,214
GFI Group, Inc.	13,863	65,018
Gleacher & Co., Inc.*	13,458	31,895
HFF, Inc., Class A*	4,654	44,958
Internet Capital Group, Inc.*	960	13,651
KBW, Inc.	8,667	241,983
Ladenburg Thalmann Financial Services, Inc.*	32,730	38,294
MF Global Holdings Ltd.*	84,950	710,182
optionsXpress Holdings, Inc.	102,952	1,613,258
Pzena Investment Management, Inc., Class A	2,678	19,683
Rodman & Renshaw Capital Group, Inc.*	5,565	14,914
Stifel Financial Corp.*	11,161	692,428
TradeStation Group, Inc.*	3,669	24,766
Virtus Investment Partners, Inc.*	1,678	76,131
Westwood Holdings Group, Inc.	1,986	79,361

		6,566,137

Commercial Banks (0.4%)
Arrow Financial Corp.	502	13,810
Bank of the Ozarks, Inc.	558	24,189
Bridge Bancorp, Inc.	1,139	28,076
First Commonwealth Financial Corp.	55,815	395,170
First Financial Bankshares, Inc.	2,965	151,749
Investors Bancorp, Inc.*	2,379	31,213
Park Sterling Bank*	57,000	351,120
Signature Bank/New York*	14,405	720,250
Suffolk Bancorp	1,200	29,616
SY Bancorp, Inc.	988	24,255
UMB Financial Corp.	25,095	1,039,435
Westamerica Bancorp	4,182	231,976

		3,040,859

Consumer Finance (1.1%)
Advance America Cash Advance Centers, Inc.	2,818	15,894
Cash America International, Inc.	121,027	4,469,527
Credit Acceptance Corp.*	1,905	119,577
Dollar Financial Corp.*	82,454	2,360,658
EZCORP, Inc., Class A*	15,564	422,251
First Cash Financial Services, Inc.*	11,079	343,338
Nelnet, Inc., Class A	801	18,976
Netspend Holdings, Inc.*	38,459	493,044
World Acceptance Corp.*	3,006	158,717

		8,401,982

Diversified Financial Services (0.1%)
Compass Diversified Holdings	1,452	25,686
Encore Capital Group, Inc.*	3,568	83,670
Life Partners Holdings, Inc.	2,608	49,891
MarketAxess Holdings, Inc.	9,935	206,747
Portfolio Recovery Associates, Inc.*	6,156	462,931

		828,925

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Insurance (0.3%)
CNO Financial Group, Inc.*	6,482	$43,948
Crawford & Co., Class B*	8,733	29,692
eHealth, Inc.*	8,749	124,148
First American Financial Corp.	2,599	38,829
Tower Group, Inc.	63,010	1,611,796

		1,848,413

Real Estate Investment Trusts (REITs) (0.9%)
Acadia Realty Trust (REIT)	2,900	52,896
Alexander’s, Inc. (REIT)	467	192,535
Associated Estates Realty Corp. (REIT)	8,217	125,638
DuPont Fabros Technology, Inc. (REIT)	50,407	1,072,157
EastGroup Properties, Inc. (REIT)	4,436	187,732
Equity Lifestyle Properties, Inc. (REIT)	6,149	343,914
Equity One, Inc. (REIT)	1,865	33,906
FelCor Lodging Trust, Inc. (REIT)*	17,111	120,461
Getty Realty Corp. (REIT)	3,719	116,330
Home Properties, Inc. (REIT)	4,722	262,024
LTC Properties, Inc. (REIT)	1,739	48,831
Mid-America Apartment Communities, Inc. (REIT)	7,327	465,191
National Health Investors, Inc. (REIT)	3,873	174,363
Omega Healthcare Investors, Inc. (REIT)	6,675	149,787
Potlatch Corp. (REIT)	7,569	246,371
PS Business Parks, Inc. (REIT)	1,292	71,990
Redwood Trust, Inc. (REIT)	131,423	1,962,145
Saul Centers, Inc. (REIT)	1,519	71,925
Strategic Hotels & Resorts, Inc. (REIT)*	12,536	66,315
Tanger Factory Outlet Centers (REIT)	8,410	430,508
Universal Health Realty Income Trust (REIT)	2,413	88,147
Washington Real Estate Investment Trust (REIT)	5,573	172,707

		6,455,873

Real Estate Management & Development (0.0%)
Kennedy-Wilson Holdings, Inc.*	7,194	71,868
Tejon Ranch Co.*	1,644	45,292

		117,160

Thrifts & Mortgage Finance (0.3%)
MGIC Investment Corp.*	166,576	1,697,409
Oritani Financial Corp.	3,900	47,736
TrustCo Bank Corp. NY	2,440	15,470
ViewPoint Financial Group	2,101	24,561

		1,785,176

Total Financials		29,044,525

Health Care (13.7%)
Biotechnology (3.2%)
Acorda Therapeutics, Inc.*	70,057	1,909,754

	Number of Shares	Value (Note 1)

Affymax, Inc.*	7,200	$47,880
Alkermes, Inc.*	9,463	116,206
Allos Therapeutics, Inc.*	28,518	131,468
Alnylam Pharmaceuticals, Inc.*	13,212	130,270
AMAG Pharmaceuticals, Inc.*	7,633	138,157
Anthera Pharmaceuticals, Inc.*	2,273	11,092
Arena Pharmaceuticals, Inc.*	40,718	70,035
ARIAD Pharmaceuticals, Inc.*	45,461	231,851
ArQule, Inc.*	14,977	87,915
Array BioPharma, Inc.*	19,187	57,369
AspenBio Pharma, Inc.*	13,545	8,173
AVEO Pharmaceuticals, Inc.*	3,323	48,582
AVI BioPharma, Inc.*	40,009	84,819
BioCryst Pharmaceuticals, Inc.*	10,439	53,970
BioMarin Pharmaceutical, Inc.*	94,713	2,550,621
BioSante Pharmaceuticals, Inc.*	23,227	38,092
Biospecifics Technologies Corp.*	1,462	37,427
Biotime, Inc.*	7,737	64,449
Celera Corp.*	2,316	14,591
Celldex Therapeutics, Inc.*	10,800	44,496
Cepheid, Inc.*	21,555	490,376
Chelsea Therapeutics International Ltd.*	11,393	85,448
Clinical Data, Inc.*	3,821	60,792
Codexis, Inc.*	4,268	45,241
Cubist Pharmaceuticals, Inc.*	21,130	452,182
Curis, Inc.*	27,400	54,252
Cytokinetics, Inc.*	15,300	31,977
Cytori Therapeutics, Inc.*	14,818	76,905
CytRx Corp.*	43,258	43,691
Dyax Corp.*	33,900	72,546
Dynavax Technologies Corp.*	34,245	109,584
Emergent Biosolutions, Inc.*	6,484	152,115
Enzon Pharmaceuticals, Inc.*	11,073	134,758
Exact Sciences Corp.*	16,501	98,676
Exelixis, Inc.*	20,896	171,556
Genomic Health, Inc.*	5,078	108,618
Geron Corp.*	43,923	227,082
Halozyme Therapeutics, Inc.*	124,025	982,278
Idenix Pharmaceuticals, Inc.*	12,821	64,618
Immunogen, Inc.*	24,550	227,333
Immunomedics, Inc.*	23,674	84,753
Incyte Corp.*	31,873	527,817
Infinity Pharmaceuticals, Inc.*	3,911	23,192
Inhibitex, Inc.*	17,856	46,426
Inovio Pharmaceuticals, Inc.*	19,444	22,361
InterMune, Inc.*	16,432	598,125
Ironwood Pharmaceuticals, Inc.*	6,800	70,380
Isis Pharmaceuticals, Inc.*	34,082	344,910
Keryx Biopharmaceuticals, Inc.*	18,423	84,377
Lexicon Pharmaceuticals, Inc.*	23,966	34,511
Ligand Pharmaceuticals, Inc., Class B*	7,390	65,919
MannKind Corp.*	22,200	178,932
Medivation, Inc.*	12,301	186,606
Metabolix, Inc.*	9,714	118,219
Micromet, Inc.*	32,568	264,452
Momenta Pharmaceuticals, Inc.*	15,840	237,125
Nabi Biopharmaceuticals*	16,217	93,896
Nanosphere, Inc.*	6,242	27,215
Neuralstem, Inc.*	15,443	32,739

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Neurocrine Biosciences, Inc.*	17,680	$135,075
NeurogesX, Inc.*	3,500	22,260
Novavax, Inc.*	31,000	75,330
NPS Pharmaceuticals, Inc.*	23,969	189,355
Nymox Pharmaceutical Corp.*	5,929	41,740
Omeros Corp.*	6,910	56,938
Onyx Pharmaceuticals, Inc.*	65,404	2,411,446
Opko Health, Inc.*	32,237	118,310
Orexigen Therapeutics, Inc.*	11,251	90,908
Osiris Therapeutics, Inc.*	6,026	46,943
PDL BioPharma, Inc.	50,053	311,830
Peregrine Pharmaceuticals, Inc.*	18,624	42,835
Pharmacyclics, Inc.*	13,768	83,710
Pharmasset, Inc.*	10,681	463,662
Progenics Pharmaceuticals, Inc.*	6,800	37,128
Regeneron Pharmaceuticals, Inc.*	58,749	1,928,730
Rigel Pharmaceuticals, Inc.*	18,929	142,535
Sangamo BioSciences, Inc.*	16,400	108,896
Savient Pharmaceuticals, Inc.*	24,470	272,596
Sciclone Pharmaceuticals, Inc.*	12,700	53,086
Seattle Genetics, Inc.*	124,049	1,854,533
SIGA Technologies, Inc.*	11,501	161,014
Spectrum Pharmaceuticals, Inc.*	18,027	123,846
StemCells, Inc.*	43,503	46,983
Synta Pharmaceuticals Corp.*	7,923	48,489
Targacept, Inc.*	8,649	229,199
Theravance, Inc.*	22,619	567,058
Transcept Pharmaceuticals, Inc.*	1,482	10,967
Vanda Pharmaceuticals, Inc.*	97,752	924,734
Vical, Inc.*	20,200	40,804
Zalicus, Inc.*	24,149	38,155
ZIOPHARM Oncology, Inc.*	17,861	83,232

		23,371,527

Health Care Equipment & Supplies (3.9%)
Abaxis, Inc.*	8,032	215,659
ABIOMED, Inc.*	11,500	110,515
Accuray, Inc.*	18,543	125,165
Align Technology, Inc.*	21,474	419,602
Alimera Sciences, Inc.*	2,417	25,089
Alphatec Holdings, Inc.*	14,334	38,702
American Medical Systems Holdings, Inc.*	205,430	3,874,410
Analogic Corp.	3,362	166,453
Antares Pharma, Inc.*	26,076	44,329
ArthroCare Corp.*	72,264	2,244,520
Atrion Corp.	615	110,368
Cerus Corp.*	14,899	36,652
Conceptus, Inc.*	11,294	155,857
Cyberonics, Inc.*	10,078	312,620
Delcath Systems, Inc.*	13,552	132,810
DexCom, Inc.*	20,857	284,698
DynaVox, Inc., Class A*	444	2,278
Endologix, Inc.*	17,900	127,985
Exactech, Inc.*	2,090	39,334
Greatbatch, Inc.*	33,395	806,489
Haemonetics Corp.*	9,128	576,707
Hansen Medical, Inc.*	15,428	22,679
HeartWare International, Inc.*	3,416	299,139
ICU Medical, Inc.*	1,029	37,559

	Number of Shares	Value (Note 1)

Immucor, Inc.*	25,339	$502,472
Insulet Corp.*	13,600	210,800
Integra LifeSciences Holdings Corp.*	7,620	360,426
Invacare Corp.	638	19,242
IRIS International, Inc.*	5,931	60,674
Kensey Nash Corp.*	2,934	81,653
MAKO Surgical Corp.*	9,369	142,596
Masimo Corp.	19,035	553,347
MELA Sciences, Inc.*	8,389	28,103
Meridian Bioscience, Inc.	14,812	343,046
Merit Medical Systems, Inc.*	9,290	147,061
Natus Medical, Inc.*	10,361	146,919
Neogen Corp.*	8,277	339,605
NuVasive, Inc.*	14,203	364,307
NxStage Medical, Inc.*	8,395	208,868
OraSure Technologies, Inc.*	16,100	92,575
Orthofix International N.V.*	6,398	185,542
Orthovita, Inc.*	24,127	48,495
Palomar Medical Technologies, Inc.*	3,889	55,263
Quidel Corp.*	7,835	113,216
Rochester Medical Corp.*	3,476	37,958
Sirona Dental Systems, Inc.*	111,840	4,672,675
Solta Medical, Inc.*	6,398	19,514
SonoSite, Inc.*	56,195	1,775,762
Spectranetics Corp.*	87,141	449,648
STAAR Surgical Co.*	12,772	77,909
Stereotaxis, Inc.*	10,377	39,744
STERIS Corp.	20,551	749,289
SurModics, Inc.*	3,666	43,515
Syneron Medical Ltd.*	3,106	31,650
Synovis Life Technologies, Inc.*	4,120	66,373
Thoratec Corp.*	131,966	3,737,277
TomoTherapy, Inc.*	6,336	22,873
Unilife Corp.*	17,546	92,994
Vascular Solutions, Inc.*	6,135	71,902
Volcano Corp.*	62,481	1,706,356
West Pharmaceutical Services, Inc.	12,081	497,737
Wright Medical Group, Inc.*	8,870	137,751
Young Innovations, Inc.	740	23,687
Zoll Medical Corp.*	7,790	290,022

		28,758,465

Health Care Providers & Services (2.0%)
Accretive Health, Inc.*	4,198	68,218
Air Methods Corp.*	4,046	227,668
Alliance HealthCare Services, Inc.*	9,780	41,467
Almost Family, Inc.*	2,973	114,223
Amedisys, Inc.*	10,354	346,859
America Service Group, Inc.	3,286	49,750
AMERIGROUP Corp.*	2,271	99,742
AMN Healthcare Services, Inc.*	5,414	33,242
Bio-Reference Labs, Inc.*	8,697	192,899
BioScrip, Inc.*	10,374	54,256
CardioNet, Inc.*	2,244	10,502
Catalyst Health Solutions, Inc.*	57,251	2,661,599
Centene Corp.*	153,887	3,899,497
Chemed Corp.	7,998	507,953
Chindex International, Inc.*	2,120	34,959

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Continucare Corp.*	8,200	$38,376
Corvel Corp.*	2,634	127,354
Emeritus Corp.*	7,205	142,011
Ensign Group, Inc.	4,948	123,057
ExamWorks Group, Inc.*	3,183	58,822
Genoptix, Inc.*	88,824	1,689,432
Gentiva Health Services, Inc.*	3,334	88,684
Hanger Orthopedic Group, Inc.*	4,806	101,839
HealthSouth Corp.*	32,052	663,797
HMS Holdings Corp.*	9,658	625,549
IPC The Hospitalist Co., Inc.*	5,907	230,432
Landauer, Inc.	3,459	207,436
LCA-Vision, Inc.*	6,725	38,669
LHC Group, Inc.*	5,666	169,980
Metropolitan Health Networks, Inc.*	14,419	64,453
Molina Healthcare, Inc.*	2,787	77,618
MWI Veterinary Supply, Inc.*	4,492	283,670
National Research Corp.	757	25,927
Owens & Minor, Inc.	18,058	531,447
PDI, Inc.*	2,728	28,753
PharMerica Corp.*	4,274	48,937
Providence Service Corp.*	4,695	75,449
PSS World Medical, Inc.*	20,743	468,792
RehabCare Group, Inc.*	1,612	38,204
Rural/Metro Corp.*	6,791	99,013
Sunrise Senior Living, Inc.*	20,292	110,591
Team Health Holdings, Inc.*	5,500	85,470
U.S. Physical Therapy, Inc.*	3,499	69,350

		14,655,946

Health Care Technology (1.8%)
Allscripts Healthcare Solutions, Inc.*	132,770	2,558,478
athenahealth, Inc.*	12,021	492,621
Computer Programs & Systems, Inc.	3,613	169,233
MedAssets, Inc.*	145,723	2,942,147
Medidata Solutions, Inc.*	6,865	163,936
MedQuist, Inc.	4,447	38,466
Merge Healthcare, Inc.*	18,636	69,512
Omnicell, Inc.*	11,878	171,637
Quality Systems, Inc.	82,280	5,744,790
Transcend Services, Inc.*	3,100	60,729
Vital Images, Inc.*	87,958	1,229,653

		13,641,202

Life Sciences Tools & Services (1.3%)
Accelrys, Inc.*	10,225	84,868
Affymetrix, Inc.*	88,816	446,744
Bruker Corp.*	208,882	3,467,441
Caliper Life Sciences, Inc.*	16,291	103,285
Dionex Corp.*	6,217	733,668
Enzo Biochem, Inc.*	11,000	58,080
eResearchTechnology, Inc.*	17,774	130,639
Furiex Pharmaceuticals, Inc.*	2,771	40,041
ICON plc (ADR)*	110,125	2,411,738
Luminex Corp.*	61,221	1,119,120
Pacific Biosciences of California, Inc.*	4,795	76,288
PAREXEL International Corp.*	21,191	449,885

	Number of Shares	Value (Note 1)

Pure Bioscience*	13,566	$30,117
Sequenom, Inc.*	33,115	265,582

		9,417,496

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*	4,413	14,607
Akorn, Inc.*	20,000	121,400
Alexza Pharmaceuticals, Inc.*	14,498	18,123
Aoxing Pharmaceutical Co., Inc.*	8,706	24,290
Ardea Biosciences, Inc.*	4,879	126,854
Auxilium Pharmaceuticals, Inc.*	71,184	1,501,982
AVANIR Pharmaceuticals, Inc., Class A*	26,040	106,243
Biodel, Inc.*	6,376	11,668
BioMimetic Therapeutics, Inc.*	5,352	67,970
BMP Sunstone Corp.*	2,042	20,236
Cadence Pharmaceuticals, Inc.*	9,100	68,705
Corcept Therapeutics, Inc.*	9,206	35,535
Cumberland Pharmaceuticals, Inc.*	4,526	27,111
Depomed, Inc.*	18,700	118,932
Durect Corp.*	32,100	110,745
Eurand N.V.*	6,660	78,788
Hi-Tech Pharmacal Co., Inc.*	3,291	82,110
Impax Laboratories, Inc.*	47,709	959,428
Inspire Pharmaceuticals, Inc.*	21,533	180,877
Jazz Pharmaceuticals, Inc.*	36,424	716,824
MAP Pharmaceuticals, Inc.*	5,032	84,236
Medicines Co.*	10,682	150,937
Nektar Therapeutics*	34,164	439,007
Neostem, Inc.*	10,036	14,151
Obagi Medical Products, Inc.*	6,300	72,765
Optimer Pharmaceuticals, Inc.*	12,138	137,281
Pain Therapeutics, Inc.*	13,131	88,634
Pozen, Inc.*	9,564	63,601
Questcor Pharmaceuticals, Inc.*	20,074	295,690
Salix Pharmaceuticals Ltd.*	61,136	2,870,947
Santarus, Inc.*	18,700	61,149
Somaxon Pharmaceuticals, Inc.*	10,326	32,527
ViroPharma, Inc.*	99,500	1,723,340
Vivus, Inc.*	29,443	275,881
XenoPort, Inc.*	10,010	85,285

		10,787,859

Total Health Care		100,632,495

Industrials (13.7%)
Aerospace & Defense (1.1%)
Aerovironment, Inc.*	6,023	161,597
American Science & Engineering, Inc.	3,210	273,588
Applied Energetics, Inc.*	27,684	23,556
Applied Signal Technology, Inc.	2,400	90,936
Astronics Corp.*	3,144	66,024
Cubic Corp.	2,447	115,376
DigitalGlobe, Inc.*	43,773	1,388,042
Esterline Technologies Corp.*	11,356	778,908
GeoEye, Inc.*	7,994	338,866
Global Defense Technology & Systems, Inc.*	710	11,971
HEICO Corp.	10,639	542,908
Hexcel Corp.*	28,855	521,987
Keyw Holding Corp.*	2,873	42,147

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

National Presto Industries, Inc.	1,605	$208,666
Orbital Sciences Corp.*	8,487	145,382
Taser International, Inc.*	22,532	105,901
Teledyne Technologies, Inc.*	3,420	150,377
Triumph Group, Inc.	33,964	3,036,721

		8,002,953

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	69,985	3,907,263
Dynamex, Inc.*	1,895	46,920
Forward Air Corp.	10,643	302,048
Hub Group, Inc., Class A*	13,636	479,169
Pacer International, Inc.*	12,817	87,668
Park-Ohio Holdings Corp.*	2,851	59,615
UTi Worldwide, Inc.	38,200	809,840

		5,692,523

Airlines (0.3%)
Alaska Air Group, Inc.*	636	36,055
Allegiant Travel Co.	5,364	264,123
Hawaiian Holdings, Inc.*	4,771	37,405
JetBlue Airways Corp.*	344,228	2,275,347

		2,612,930

Building Products (0.2%)
A.O. Smith Corp.	11,688	445,079
AAON, Inc.	4,546	128,243
Builders FirstSource, Inc.*	2,573	5,069
NCI Building Systems, Inc.*	6,591	92,208
PGT, Inc.*	2,168	5,312
Quanex Building Products Corp.	2,924	55,468
Simpson Manufacturing Co., Inc.	13,340	412,339
Trex Co., Inc.*	5,633	134,967

		1,278,685

Commercial Services & Supplies (2.7%)
ABM Industries, Inc.	4,891	128,633
American Reprographics Co.*	1,907	14,474
APAC Customer Services, Inc.*	11,300	68,591
Brink’s Co.	14,094	378,847
Casella Waste Systems, Inc., Class A*	10,336	73,282
Cenveo, Inc.*	19,872	106,116
Clean Harbors, Inc.*	19,278	1,620,894
Consolidated Graphics, Inc.*	3,395	164,420
Deluxe Corp.	16,968	390,603
EnerNOC, Inc.*	7,165	171,315
Ennis, Inc.	2,057	35,175
GEO Group, Inc.*	217,536	5,364,438
Healthcare Services Group, Inc.	23,349	379,888
Herman Miller, Inc.	20,418	516,575
Higher One Holdings, Inc.*	2,561	51,809
HNI Corp.	16,411	512,023
Innerworkings, Inc.*	195,354	1,279,569
Interface, Inc., Class A	18,375	287,569
Knoll, Inc.	17,161	287,104
McGrath RentCorp	3,625	95,048
Mine Safety Appliances Co.	7,157	222,797
Rollins, Inc.	22,198	438,401
Schawk, Inc.	3,502	72,071

	Number of Shares	Value (Note 1)

Standard Parking Corp.*	5,721	$108,070
Standard Register Co.	6,989	23,832
Steelcase, Inc., Class A	3,566	37,693
Sykes Enterprises, Inc.*	77,892	1,578,092
Tetra Tech, Inc.*	22,255	557,710
U.S. Ecology, Inc.	6,600	114,708
United Stationers, Inc.*	13,826	882,237
Viad Corp.	1,072	27,304
Waste Connections, Inc.	144,786	3,985,959

		19,975,247

Construction & Engineering (0.4%)
Furmanite Corp.*	11,915	82,333
Great Lakes Dredge & Dock Corp.	7,523	55,445
Insituform Technologies, Inc., Class A*	12,271	325,304
Michael Baker Corp.*	384	11,942
MYR Group, Inc.*	1,103	23,163
Northwest Pipe Co.*	83,699	2,011,287
Orion Marine Group, Inc.*	9,765	113,274

		2,622,748

Electrical Equipment (2.1%)
A123 Systems, Inc.*	26,463	252,457
Acuity Brands, Inc.	15,701	905,477
Advanced Battery Technologies, Inc.*	14,014	53,954
American Superconductor Corp.*	18,148	518,851
AZZ, Inc.	4,249	170,003
Baldor Electric Co.	15,850	999,184
Belden, Inc.	16,870	621,153
Broadwind Energy, Inc.*	8,500	19,635
Capstone Turbine Corp.*	87,769	84,241
Coleman Cable, Inc.*	2,857	17,942
Ener1, Inc.*	22,115	83,816
EnerSys*	5,004	160,728
Franklin Electric Co., Inc.	7,512	292,367
FuelCell Energy, Inc.*	26,100	60,291
Generac Holdings, Inc.*	2,524	40,813
GrafTech International Ltd.*	299,828	5,948,588
II-VI, Inc.*	8,987	416,637
LaBarge, Inc.*	3,833	60,216
Polypore International, Inc.*	7,895	321,563
PowerSecure International, Inc.*	6,664	51,846
Regal-Beloit Corp.	52,086	3,477,261
SatCon Technology Corp.*	41,642	187,389
UQM Technologies, Inc.*	13,186	30,196
Vicor Corp.	7,072	115,981
Woodward Governor Co.	21,548	809,343

		15,699,932

Industrial Conglomerates (0.0%)
Raven Industries, Inc.	5,903	281,514
Standex International Corp.	849	25,393
Tredegar Corp.	723	14,012

		320,919

Machinery (3.3%)
3D Systems Corp.*	6,618	208,401
Actuant Corp., Class A	24,204	644,310
Albany International Corp., Class A	1,846	43,732

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Altra Holdings, Inc.*	9,756	$193,754
Ampco-Pittsburgh Corp.	359	10,070
ArvinMeritor, Inc.*	225,943	4,636,350
Badger Meter, Inc.	5,463	241,574
Barnes Group, Inc.	15,520	320,798
Blount International, Inc.*	17,337	273,231
Briggs & Stratton Corp.	11,272	221,946
Chart Industries, Inc.*	25,809	871,828
CIRCOR International, Inc.	12,064	510,066
CLARCOR, Inc.	16,493	707,385
Colfax Corp.*	8,724	160,609
Dynamic Materials Corp.	1,988	44,869
Energy Recovery, Inc.*	13,129	48,052
EnPro Industries, Inc.*	3,169	131,704
Flow International Corp.*	13,500	55,215
Gardner Denver, Inc.	15,925	1,095,958
Gorman-Rupp Co.	4,475	144,632
Graham Corp.	3,614	72,280
John Bean Technologies Corp.	10,276	206,856
Kadant, Inc.*	1,224	28,850
Kaydon Corp.	11,957	486,889
Lindsay Corp.	4,558	270,882
Middleby Corp.*	12,673	1,069,855
Mueller Industries, Inc.	1,507	49,279
Mueller Water Products, Inc., Class A	52,632	219,475
NACCO Industries, Inc., Class A	1,947	210,996
Nordson Corp.	12,142	1,115,607
Omega Flex, Inc.*	1,031	17,053
PMFG, Inc.*	5,400	88,560
RBC Bearings, Inc.*	7,900	308,732
Robbins & Myers, Inc.	28,800	1,030,464
Sauer-Danfoss, Inc.*	4,213	119,017
Sun Hydraulics Corp.	4,557	172,255
Tennant Co.	6,880	264,261
Titan International, Inc.	2,022	39,510
Trimas Corp.*	5,450	111,507
Wabash National Corp.*	103,700	1,228,845
WABCO Holdings, Inc.*	91,493	5,574,668
Wabtec Corp.	14,200	751,038
Watts Water Technologies, Inc., Class A	852	31,175
Xerium Technologies, Inc.*	2,166	34,548

		24,067,086

Professional Services (1.6%)
Acacia Research Corp. - Acacia Technologies*	12,200	316,468
Administaff, Inc.	7,941	232,671
Advisory Board Co.*	5,633	268,300
Barrett Business Services, Inc.	2,101	32,670
CBIZ, Inc.*	8,448	52,715
CDI Corp.	762	14,166
Corporate Executive Board Co.	65,573	2,462,266
CoStar Group, Inc.*	7,518	432,736
CRA International, Inc.*	758	17,821
Dolan Co.*	4,822	67,122
Exponent, Inc.*	4,803	180,257
Franklin Covey Co.*	4,861	41,756
FTI Consulting, Inc.*	69,583	2,594,054
GP Strategies Corp.*	1,669	17,091

	Number of Shares	Value (Note 1)

Heidrick & Struggles International, Inc.	585	$16,760
Hill International, Inc.*	2,228	14,415
Hudson Highland Group, Inc.*	11,842	69,039
Huron Consulting Group, Inc.*	2,504	66,231
ICF International, Inc.*	33,107	851,512
Kelly Services, Inc., Class A*	1,145	21,526
Kforce, Inc.*	50,178	811,880
Korn/Ferry International*	970	22,417
LECG Corp.*	2,923	4,034
Mistras Group, Inc.*	5,265	70,972
Navigant Consulting, Inc.*	4,319	39,735
On Assignment, Inc.*	146,022	1,190,079
Resources Connection, Inc.	75,739	1,407,988
School Specialty, Inc.*	2,434	33,906
SFN Group, Inc.*	2,607	25,444
TrueBlue, Inc.*	10,132	182,275
Volt Information Sciences, Inc.*	5,187	44,867
VSE Corp.	815	26,911

		11,630,084

Road & Rail (0.8%)
Avis Budget Group, Inc.*	37,222	579,174
Celadon Group, Inc.*	4,505	66,629
Dollar Thrifty Automotive Group, Inc.*	10,378	490,464
Genesee & Wyoming, Inc., Class A*	13,683	724,515
Heartland Express, Inc.	17,738	284,163
Knight Transportation, Inc.	21,613	410,647
Landstar System, Inc.	65,152	2,667,323
Marten Transport Ltd.	983	21,016
Old Dominion Freight Line, Inc.*	13,639	436,312
RailAmerica, Inc.*	34,950	452,602
Roadrunner Transportation Systems, Inc.*	2,491	36,020
Werner Enterprises, Inc.	1,856	41,946

		6,210,811

Trading Companies & Distributors (0.4%)
Applied Industrial Technologies, Inc.	15,074	489,603
Beacon Roofing Supply, Inc.*	16,548	295,713
BlueLinx Holdings, Inc.*	3,998	14,633
CAI International, Inc.*	1,380	27,048
DXP Enterprises, Inc.*	3,022	72,528
Houston Wire & Cable Co.	6,538	87,871
Interline Brands, Inc.*	829	18,876
Kaman Corp.	5,053	146,891
TAL International Group, Inc.	1,363	42,076
Textainer Group Holdings Ltd.	3,438	97,948
Titan Machinery, Inc.*	1,606	30,996
Watsco, Inc.	9,850	621,338
WESCO International, Inc.*	14,500	765,600

		2,711,121

Total Industrials		100,825,039

Information Technology (21.3%)
Communications Equipment (2.6%)
Acme Packet, Inc.*	15,831	841,576
ADTRAN, Inc.	22,169	802,739

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Anaren, Inc.*	642	$13,386
Arris Group, Inc.*	8,776	98,467
Aruba Networks, Inc.*	26,591	555,220
BigBand Networks, Inc.*	8,408	23,542
Blue Coat Systems, Inc.*	45,186	1,349,706
Calix, Inc.*	2,382	40,256
Comtech Telecommunications Corp.	3,802	105,429
DG FastChannel, Inc.*	9,100	262,808
Digi International, Inc.*	1,546	17,161
EMS Technologies, Inc.*	146,516	2,898,086
Extreme Networks, Inc.*	8,891	27,473
Finisar Corp.*	27,369	812,586
Harmonic, Inc.*	7,261	62,227
Infinera Corp.*	29,536	305,107
InterDigital, Inc.*	15,618	650,334
Ixia*	51,237	859,757
KVH Industries, Inc.*	5,300	63,335
Loral Space & Communications, Inc.*	3,929	300,568
Meru Networks, Inc.*	1,952	30,100
NETGEAR, Inc.*	12,779	430,397
Network Engines, Inc.*	13,155	19,996
Network Equipment Technologies, Inc.*	11,078	51,291
Occam Networks, Inc.*	4,694	40,697
Oclaro, Inc.*	51,143	672,530
Oplink Communications, Inc.*	2,988	55,188
Plantronics, Inc.	17,269	642,752
Riverbed Technology, Inc.*	191,125	6,721,866
SeaChange International, Inc.*	4,809	41,117
ShoreTel, Inc.*	16,423	128,264
Sonus Networks, Inc.*	63,673	170,007
Tekelec*	3,219	38,338
ViaSat, Inc.*	4,252	188,831

		19,321,137

Computers & Peripherals (0.3%)
Compellent Technologies, Inc.*	8,506	234,680
Cray, Inc.*	5,585	39,933
Hypercom Corp.*	16,809	140,691
Immersion Corp.*	10,273	68,932
Intermec, Inc.*	10,547	133,525
Intevac, Inc.*	3,126	43,795
Novatel Wireless, Inc.*	1,176	11,231
Presstek, Inc.*	9,951	22,091
Quantum Corp.*	70,669	262,889
Silicon Graphics International Corp.*	807	7,287
STEC, Inc.*	14,743	260,214
Stratasys, Inc.*	7,458	243,429
Super Micro Computer, Inc.*	8,879	102,464
Synaptics, Inc.*	12,278	360,728
Xyratex Ltd.*	10,955	178,676

		2,110,565

Electronic Equipment, Instruments & Components (2.0%)
Anixter International, Inc.	4,949	295,604
Benchmark Electronics, Inc.*	1,961	35,612
Brightpoint, Inc.*	25,745	224,754
Checkpoint Systems, Inc.*	5,638	115,861
Cognex Corp.	11,397	335,300

	Number of Shares	Value (Note 1)

Coherent, Inc.*	84,322	$3,806,295
Comverge, Inc.*	9,100	62,881
CTS Corp.	3,614	39,971
Daktronics, Inc.	2,488	39,609
DDi Corp.	4,878	57,365
DTS, Inc.*	116,942	5,736,005
Echelon Corp.*	11,988	122,158
Electro Scientific Industries, Inc.*	996	15,966
Fabrinet*	2,448	52,632
FARO Technologies, Inc.*	5,800	190,472
Insight Enterprises, Inc.*	3,937	51,811
IPG Photonics Corp.*	9,443	298,588
Littelfuse, Inc.	6,727	316,573
Maxwell Technologies, Inc.*	9,500	179,455
Mercury Computer Systems, Inc.*	977	17,957
Methode Electronics, Inc.	7,965	103,306
Microvision, Inc.*	32,205	59,901
MTS Systems Corp.	5,683	212,885
Multi-Fineline Electronix, Inc.*	3,219	85,271
Newport Corp.*	4,084	70,939
OSI Systems, Inc.*	4,386	159,475
Park Electrochemical Corp.	4,646	139,380
Plexus Corp.*	14,499	448,599
Power-One, Inc.*	25,327	258,335
Pulse Electronics Corp.	15,036	79,992
RadiSys Corp.*	6,460	57,494
Richardson Electronics Ltd.	1,583	18,505
Rofin-Sinar Technologies, Inc.*	4,685	166,036
Rogers Corp.*	1,918	73,363
Sanmina-SCI Corp.*	28,876	331,496
SMART Modular Technologies (WWH), Inc.*	11,326	65,238
Spectrum Control, Inc.*	1,791	26,847
Tessco Technologies, Inc.	1,143	18,231
TTM Technologies, Inc.*	6,799	101,373
Universal Display Corp.*	10,941	335,342
Viasystems Group, Inc.*	1,157	23,302
Zygo Corp.*	1,077	13,172

		14,843,351

Internet Software & Services (2.7%)
Ancestry.com, Inc.*	40,646	1,151,095
Art Technology Group, Inc.*	56,937	340,483
comScore, Inc.*	8,243	183,901
Constant Contact, Inc.*	31,068	962,797
DealerTrack Holdings, Inc.*	39,380	790,357
Dice Holdings, Inc.*	37,442	537,293
Digital River, Inc.*	1,761	60,614
GSI Commerce, Inc.*	182,319	4,229,801
InfoSpace, Inc.*	1,609	13,355
IntraLinks Holdings, Inc.*	3,035	56,785
j2 Global Communications, Inc.*	11,283	326,643
KIT Digital, Inc.*	10,175	163,207
Knot, Inc.*	5,932	58,608
Limelight Networks, Inc.*	11,500	66,815
Liquidity Services, Inc.*	5,292	74,353
LivePerson, Inc.*	15,500	175,150
Local.com Corp.*	5,858	38,018
LogMeIn, Inc.*	5,478	242,895
LoopNet, Inc.*	7,101	78,892
Marchex, Inc., Class B	106,888	1,019,711
Monster Worldwide, Inc.*	83,478	1,972,585

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Move, Inc.*	353,076	$907,405
NIC, Inc.	20,220	196,336
OpenTable, Inc.*	5,761	406,035
Openwave Systems, Inc.*	30,564	64,796
Perficient, Inc.*	5,746	71,825
QuinStreet, Inc.*	74,839	1,437,657
Rackspace Hosting, Inc.*	35,016	1,099,853
RightNow Technologies, Inc.*	7,905	187,111
Saba Software, Inc.*	10,284	62,938
SAVVIS, Inc.*	13,637	348,016
SPS Commerce, Inc.*	1,795	28,361
Stamps.com, Inc.	3,918	51,913
support.com, Inc.*	17,131	111,009
TechTarget, Inc.*	3,774	29,928
Terremark Worldwide, Inc.*	21,133	273,672
Travelzoo, Inc.*	1,995	82,234
United Online, Inc.	7,000	46,200
ValueClick, Inc.*	22,902	367,119
VistaPrint N.V.*	32,857	1,511,422
Vocus, Inc.*	6,107	168,920
Zix Corp.*	20,328	86,801

		20,082,909

IT Services (1.7%)
Acxiom Corp.*	24,748	424,428
CACI International, Inc., Class A*	592	31,613
Cardtronics, Inc.*	9,800	173,460
Cass Information Systems, Inc.	3,128	118,676
Computer Task Group, Inc.*	3,722	40,495
CSG Systems International, Inc.*	5,771	109,303
Echo Global Logistics, Inc.*	3,993	48,076
Euronet Worldwide, Inc.*	49,745	867,553
ExlService Holdings, Inc.*	5,500	118,140
Forrester Research, Inc.	5,337	188,343
Gartner, Inc.*	30,721	1,019,937
Global Cash Access Holdings, Inc.*	189,568	604,722
Hackett Group, Inc.*	5,700	20,007
Heartland Payment Systems, Inc.	13,775	212,410
iGATE Corp.	8,400	165,564
Jack Henry & Associates, Inc.	29,988	874,150
Lionbridge Technologies, Inc.*	21,700	80,073
ManTech International Corp., Class A*	7,019	290,095
MAXIMUS, Inc.	6,191	406,006
MoneyGram International, Inc.*	27,370	74,173
NCI, Inc., Class A*	2,427	55,797
Online Resources Corp.*	3,304	15,364
Sapient Corp.	128,058	1,549,502
SRA International, Inc., Class A*	1,258	25,726
Stream Global Services, Inc.*	1,268	5,008
Syntel, Inc.	4,661	222,749
TeleTech Holdings, Inc.*	10,369	213,498
Tier Technologies, Inc.*	2,627	15,736
TNS, Inc.*	9,446	196,477
Unisys Corp.*	6,212	160,829
VeriFone Systems, Inc.*	30,968	1,194,126
Virtusa Corp.*	2,771	45,333

	Number of Shares	Value (Note 1)

Wright Express Corp.*	62,467	$2,873,482

		12,440,851

Semiconductors & Semiconductor Equipment (4.0%)
Advanced Analogic Technologies, Inc.*	3,361	13,478
Advanced Energy Industries, Inc.*	8,340	113,758
Amkor Technology, Inc.*	37,929	280,295
ANADIGICS, Inc.*	17,505	121,310
Applied Micro Circuits Corp.*	23,814	254,334
ATMI, Inc.*	701	13,978
Axcelis Technologies, Inc.*	3,726	12,892
AXT, Inc.*	4,782	49,924
Brooks Automation, Inc.*	13,975	126,753
Cabot Microelectronics Corp.*	1,931	80,040
Cavium Networks, Inc.*	16,152	608,607
CEVA, Inc.*	7,196	147,518
Cirrus Logic, Inc.*	23,762	379,717
Cohu, Inc.	1,712	28,385
Conexant Systems, Inc.*	29,362	47,860
Cymer, Inc.*	2,635	118,759
Diodes, Inc.*	12,317	332,436
Energy Conversion Devices, Inc.*	3,728	17,149
Entegris, Inc.*	15,019	112,192
Entropic Communications, Inc.*	23,439	283,143
Exar Corp.*	1,788	12,480
FEI Co.*	3,758	99,249
FSI International, Inc.*	11,670	51,581
GSI Technology, Inc.*	5,087	41,205
GT Solar International, Inc.*	22,513	205,319
Hittite Microwave Corp.*	9,726	593,675
Integrated Device Technology, Inc.*	35,984	239,653
Integrated Silicon Solution, Inc.*	8,439	67,765
IXYS Corp.*	5,525	64,201
J.A. Solar Holdings Co., Ltd. (ADR)*	100,900	698,228
Kopin Corp.*	9,128	37,973
Kulicke & Soffa Industries, Inc.*	25,374	182,693
Lattice Semiconductor Corp.*	42,154	255,453
LTX-Credence Corp.*	17,765	131,461
Mattson Technology, Inc.*	18,280	54,840
MaxLinear, Inc., Class A*	2,744	29,525
Micrel, Inc.	18,501	240,328
Microsemi Corp.*	122,458	2,804,288
Mindspeed Technologies, Inc.*	11,586	70,675
MIPS Technologies, Inc.*	16,586	251,444
MKS Instruments, Inc.*	7,596	186,026
Monolithic Power Systems, Inc.*	69,811	1,153,278
MoSys, Inc.*	10,084	57,378
Nanometrics, Inc.*	6,521	83,664
Netlogic Microsystems, Inc.*	110,162	3,460,188
NVE Corp.*	1,728	99,930
OmniVision Technologies, Inc.*	14,463	428,249
PDF Solutions, Inc.*	8,342	40,208
Pericom Semiconductor Corp.*	1,127	12,374
PLX Technology, Inc.*	13,400	48,374
PMC-Sierra, Inc.*	262,170	2,252,040
Power Integrations, Inc.	8,969	360,016
RF Micro Devices, Inc.*	97,449	716,250
Rubicon Technology, Inc.*	5,751	121,231

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Rudolph Technologies, Inc.*	10,683	$87,921
Semtech Corp.*	22,450	508,268
Sigma Designs, Inc.*	1,767	25,038
Silicon Image, Inc.*	21,439	157,577
Spansion, Inc., Class A*	4,744	98,201
Standard Microsystems Corp.*	2,550	73,517
Supertex, Inc.*	3,604	87,145
Teradyne, Inc.*	186,678	2,620,959
Tessera Technologies, Inc.*	10,536	233,372
TriQuint Semiconductor, Inc.*	56,143	656,312
Ultra Clean Holdings, Inc.*	7,904	73,586
Ultratech, Inc.*	7,042	139,995
Varian Semiconductor Equipment Associates, Inc.*	69,110	2,554,997
Veeco Instruments, Inc.*	86,248	3,705,214
Volterra Semiconductor Corp.*	9,012	208,718
Zoran Corp.*	1,922	16,914

		29,541,504

Software (8.0%)
ACI Worldwide, Inc.*	12,356	332,006
Actuate Corp.*	16,406	93,514
Advent Software, Inc.*	5,735	332,171
American Software, Inc., Class A	8,638	58,479
ANSYS, Inc.*	77,734	4,047,609
Ariba, Inc.*	32,644	766,808
Aspen Technology, Inc.*	22,632	287,426
Blackbaud, Inc.	16,294	422,015
Blackboard, Inc.*	35,291	1,457,518
Bottomline Technologies, Inc.*	11,426	248,058
BroadSoft, Inc.*	2,050	48,954
CommVault Systems, Inc.*	15,693	449,134
Compuware Corp.*	306,134	3,572,584
Concur Technologies, Inc.*	14,576	756,932
Convio, Inc.*	2,205	18,257
Deltek, Inc.*	6,671	48,431
DemandTec, Inc.*	6,990	75,772
Digimarc Corp.*	2,548	76,465
Ebix, Inc.*	9,500	224,865
Epicor Software Corp.*	10,920	110,292
EPIQ Systems, Inc.	883	12,124
FalconStor Software, Inc.*	4,811	16,117
Fortinet, Inc.*	95,000	3,073,250
Guidance Software, Inc.*	5,043	36,259
Informatica Corp.*	109,188	4,807,548
Interactive Intelligence, Inc.*	4,764	124,626
JDA Software Group, Inc.*	2,761	77,308
Kenexa Corp.*	8,266	180,116
Lawson Software, Inc.*	50,352	465,756
Magma Design Automation, Inc.*	18,815	94,263
Manhattan Associates, Inc.*	8,252	252,016
Mentor Graphics Corp.*	16,729	200,748
MicroStrategy, Inc., Class A*	3,108	265,641
Monotype Imaging Holdings, Inc.*	8,133	90,276
NetScout Systems, Inc.*	11,111	255,664
NetSuite, Inc.*	6,646	166,150
NICE Systems Ltd. (ADR)*	77,970	2,721,153
Opnet Technologies, Inc.	4,903	131,253
Parametric Technology Corp.*	41,765	940,965

	Number of Shares	Value (Note 1)

Pegasystems, Inc.	5,879	$215,348
Progress Software Corp.*	83,897	3,550,521
PROS Holdings, Inc.*	7,015	79,901
QAD, Inc., Class A*	1,912	17,399
QAD, Inc., Class B*	478	4,751
QLIK Technologies, Inc.*	3,691	95,265
Quest Software, Inc.*	19,523	541,568
Radiant Systems, Inc.*	128,679	2,518,248
RealD, Inc.*	2,426	62,882
RealPage, Inc.*	3,905	120,782
Renaissance Learning, Inc.	4,780	56,595
Rosetta Stone, Inc.*	3,801	80,657
Rovi Corp.*	107,606	6,672,648
Smith Micro Software, Inc.*	9,697	152,631
SolarWinds, Inc.*	12,690	244,283
Sonic Solutions, Inc.*	11,917	178,755
Sourcefire, Inc.*	9,986	258,937
SRS Labs, Inc.*	4,417	38,914
SS&C Technologies Holdings, Inc.*	4,521	92,726
SuccessFactors, Inc.*	124,765	3,613,194
Synchronoss Technologies, Inc.*	81,696	2,182,100
Take-Two Interactive Software, Inc.*	2,359	28,874
Taleo Corp., Class A*	45,854	1,267,863
TeleCommunication Systems, Inc., Class A*	6,664	31,121
TeleNav, Inc.*	2,964	21,578
THQ, Inc.*	144,938	878,324
TIBCO Software, Inc.*	293,233	5,779,622
TiVo, Inc.*	143,309	1,236,757
Tyler Technologies, Inc.*	10,949	227,301
Ultimate Software Group, Inc.*	9,070	441,074
VASCO Data Security International, Inc.*	7,929	64,463
VirnetX Holding Corp.	11,868	176,240
Wave Systems Corp., Class A*	29,108	114,686
Websense, Inc.*	15,674	317,399

		58,701,930

Total Information Technology		157,042,247

Materials (3.8%)
Chemicals (2.2%)
A. Schulman, Inc.	638	14,604
Arch Chemicals, Inc.	4,883	185,212
Balchem Corp.	10,283	347,668
Calgon Carbon Corp.*	77,170	1,166,810
Ferro Corp.*	13,636	199,631
H.B. Fuller Co.	1,127	23,126
Hawkins, Inc.	2,711	120,368
Huntsman Corp.	311,900	4,868,759
Innophos Holdings, Inc.	1,991	71,835
Intrepid Potash, Inc.*	101,464	3,783,593
KMG Chemicals, Inc.	1,913	31,699
Koppers Holdings, Inc.	7,483	267,742
Kraton Performance Polymers, Inc.*	3,464	107,211
Landec Corp.*	1,766	10,561
LSB Industries, Inc.*	6,224	150,994
Minerals Technologies, Inc.	515	33,686
NewMarket Corp.	3,617	446,229

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Olin Corp.	16,401	$336,549
Omnova Solutions, Inc.*	16,180	135,265
PolyOne Corp.*	23,450	292,891
Quaker Chemical Corp.	2,966	123,593
Rockwood Holdings, Inc.*	13,969	546,467
Senomyx, Inc.*	14,042	100,120
Solutia, Inc.*	77,941	1,798,878
Spartech Corp.*	5,214	48,803
Stepan Co.	2,820	215,081
STR Holdings, Inc.*	10,286	205,720
W.R. Grace & Co.*	4,013	140,977
Zep, Inc.	7,892	156,893

		15,930,965

Construction Materials (0.4%)
Texas Industries, Inc.	67,284	3,080,261
United States Lime & Minerals, Inc.*	982	41,372

		3,121,633

Containers & Packaging (0.2%)
AEP Industries, Inc.*	751	19,488
Graham Packaging Co., Inc.*	44,200	576,368
Rock-Tenn Co., Class A	4,626	249,573
Silgan Holdings, Inc.	8,680	310,831

		1,156,260

Metals & Mining (0.9%)
Allied Nevada Gold Corp.*	27,164	714,685
AMCOL International Corp.	8,666	268,646
Brush Engineered Materials, Inc.*	599	23,145
Capital Gold Corp.*	17,841	90,454
Coeur d’Alene Mines Corp.*	2,059	56,252
Contango ORE, Inc.*	274	2,877
General Moly, Inc.*	23,415	151,729
Globe Specialty Metals, Inc.	22,319	381,432
Golden Star Resources Ltd.*	93,646	429,835
Haynes International, Inc.	620	25,935
Jaguar Mining, Inc.*	30,543	217,772
Metals USA Holdings Corp.*	2,189	33,360
Molycorp, Inc.*	4,090	204,091
Noranda Aluminum Holding Corp.*	4,260	62,196
RTI International Metals, Inc.*	72,163	1,946,958
Stillwater Mining Co.*	16,132	344,418
Thompson Creek Metals Co., Inc.*	5,352	78,781
Titanium Metals Corp.*	81,449	1,399,294
U.S. Gold Corp.*	33,486	270,232
Worthington Industries, Inc.	12,088	222,419

		6,924,511

Paper & Forest Products (0.1%)
Clearwater Paper Corp.*	3,016	236,153
Deltic Timber Corp.	3,868	217,923
Neenah Paper, Inc.	2,591	50,991
Schweitzer-Mauduit International, Inc.	6,652	418,544
Verso Paper Corp.*	5,024	17,182
Wausau Paper Corp.	2,194	18,890

		959,683

Total Materials		28,093,052

	Number of Shares	Value (Note 1)

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.6%)
AboveNet, Inc.	7,830	$457,742
Alaska Communications Systems Group, Inc.	16,500	183,150
Atlantic Tele-Network, Inc.	3,236	124,068
Cbeyond, Inc.*	131,606	2,010,940
Cincinnati Bell, Inc.*	20,163	56,456
Cogent Communications Group, Inc.*	16,336	230,991
Consolidated Communications Holdings, Inc.	6,897	133,112
Global Crossing Ltd.*	6,811	87,998
Hughes Communications, Inc.*	2,141	86,582
Neutral Tandem, Inc.*	11,966	172,789
PAETEC Holding Corp.*	239,697	896,467
Vonage Holdings Corp.*	15,952	35,733

		4,476,028

Wireless Telecommunication Services (0.2%)
ICO Global Communications Holdings Ltd.*	20,229	30,343
NTELOS Holdings Corp.	10,946	208,521
Shenandoah Telecommunications Co.	8,324	155,909
Syniverse Holdings, Inc.*	25,288	780,135
USA Mobility, Inc.	5,092	90,485

		1,265,393

Total Telecommunication Services		5,741,421

Utilities (0.0%)
Electric Utilities (0.0%)
Otter Tail Corp.	1,086	24,478

Gas Utilities (0.0%)
South Jersey Industries, Inc.	1,349	71,254

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	5,292	14,659

Water Utilities (0.0%)
Cadiz, Inc.*	4,900	60,956

Total Utilities		171,347

Total Common Stocks (78.6%) (Cost $418,018,204)		579,098,299

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15†	$4,480	4,480

Total Financials		4,480

Total Corporate Bonds		4,480

Total Long-Term Debt Securities (0.0%) (Cost $4,480)		4,480

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

SHORT-TERM INVESTMENTS:
Short-Term Investment (19.2%)
BlackRock Liquidity Funds TempFund 0.17%‡	141,446,857	$141,446,857

	Principal Amount	Value (Note 1)
Time Deposit (1.3%)
JPMorgan Chase Nassau 0.000%, 1/3/11	$9,478,440	9,478,440

Total Short-Term Investments (20.5%) (Cost $150,925,297)		150,925,297

Total Investments (99.1%) (Cost $568,947,981)		$730,028,076
Other Assets Less Liabilities (0.9%)		6,574,990

Net Assets (100%)		$736,603,066

*	Non-income producing.
†	Securities (totaling $32,768 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Illiquid Security.

Glossary:
ADR	— American Depositary Receipt

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$250,484,984	$109,038,127	$141,446,857	$145,398	$1,287

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,930	March-11	$147,198,385	$150,983,900	$3,785,515

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$111,387,808	$–	$28,288	$111,416,096
Consumer Staples	11,215,345	–	–	11,215,345
Energy	34,916,732	–	–	34,916,732
Financials	29,044,525	–	–	29,044,525
Health Care	100,632,495	–	–	100,632,495
Industrials	100,759,015	66,024	–	100,825,039
Information Technology	157,042,247	–	–	157,042,247
Materials	28,093,052	–	–	28,093,052
Telecommunication Services	5,741,421	–	–	5,741,421
Utilities	171,347	–	–	171,347
Corporate Bonds
Financials	–	–	4,480	4,480
Futures	3,785,515	–	–	3,785,515
Short-Term Investments	–	150,925,297	–	150,925,297

Total Assets	$582,789,502	$150,991,321	$32,768	$733,813,591

Total Liabilities	$–	$–	$–	$–

Total	$582,789,502	$150,991,321	$32,768	$733,813,591

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Financials	Investments in Corporate Bonds- Financials
Balance as of 12/31/09	$–	$425	$–
Total gains or losses (realized/unrealized) included in earnings	(27,647)	(425)	–
Purchases, sales, issuances, and settlements (net)	15,297	–	4,480
Transfers into Level 3	40,638	–	–
Transfers out of Level 3	–	–	–
Balance as of 12/31/10	$28,288	$–	$4,480
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$(27,647)	$–	$–

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	3,785,515	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$3,785,515

	Liability Derivatives	Fair Value
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	13,270,169	—	—	13,270,169
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$13,270,169	$—	$—	$13,270,169

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	3,637,600	—	—	3,637,600
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$3,637,600	$—	$—	$3,637,600

The Portfolio held futures contracts with an average notional balance of approximately $78,412,000 during the year ended December 31, 2010.

^ This Portfolio held forward foreign currency and futures contracts as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$242,501,047
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$417,519,017

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,995,709
Aggregate gross unrealized depreciation	(12,114,637)

Net unrealized appreciation	$153,881,072

Federal income tax cost of investments	$576,147,004

For the year ended December 31, 2010, the Portfolio incurred approximately $4,813 as brokerage commissions with Keefe Bruyette & Woods, Inc., $4,420 with Raymond James & Associates, Inc. and $5,964 with Sanford C. Bernstein & Co., Inc., affiliated broker/dealers.

The Portfolio has a net capital loss carryforward of $195,280,291, which expires in the year 2017. The Portfolio utilized net capital loss carryforward of $103,725,187 during 2010.

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $141,446,857)	$141,446,857
Unaffiliated Issuers (Cost $427,501,124)	588,581,219
Cash	2,439
Cash held as collateral at broker	10,472,000
Receivable from Separate Accounts for Trust shares sold	517,267
Dividends, interest and other receivables	149,116
Receivable for securities sold	128,547
Receivable from investment sub-advisor	7,884
Other assets	221

Total assets	741,305,550

LIABILITIES
Payable for securities purchased	2,724,135
Variation margin payable on futures contracts	984,300
Investment management fees payable	524,174
Payable to Separate Accounts for Trust shares redeemed	168,070
Administrative fees payable	108,633
Distribution fees payable - Class B	72,206
Trustees’ fees payable	550
Accrued expenses	120,416

Total liabilities	4,702,484

NET ASSETS	$736,603,066

Net assets were comprised of:
Paid in capital	$778,004,669
Accumulated undistributed net investment income (loss)	94,294
Accumulated undistributed net realized gains (losses) on investments and futures	(206,361,507)
Net unrealized appreciation (depreciation) on investments and futures	164,865,610

Net assets	$736,603,066

Class A
Net asset value, offering and redemption price per share, $391,892,819 / 44,137,675 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.88

Class B
Net asset value, offering and redemption price per share, $344,710,247 / 39,049,242 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.83

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends ($145,398 of dividend income received from affiliates)(net of $5,004 foreign withholding tax)	$3,498,304
Interest	12
Securities lending (net)	164,246

Total income	3,662,562

EXPENSES
Investment management fees	5,416,210
Administrative fees	1,044,898
Distribution fees - Class B	746,285
Custodian fees	96,000
Printing and mailing expenses	52,756
Professional fees	45,621
Trustees’ fees	9,193
Miscellaneous	16,923

Gross expenses	7,427,886
Less: Reimbursement from sub-advisor	(50,205)
Fees paid indirectly	(32,508)

Net expenses	7,345,173

NET INVESTMENT INCOME (LOSS)	(3,682,611)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	90,334,668
Futures	13,270,169
Net distributions of realized gain received from Underlying Portfolio (All realized gains received from affiliates)	1,287

Net realized gain (loss)	103,606,124

Change in unrealized appreciation (depreciation) on:
Securities	58,416,877
Futures	3,637,600

Net change in unrealized appreciation (depreciation)	62,054,477

NET REALIZED AND UNREALIZED GAIN (LOSS)	165,660,601

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$161,977,990

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,682,611)	$(200,758)
Net realized gain (loss) on investments, futures and net distributions of realized gain received from Underlying Portfolio	103,606,124	(165,204,690)
Net change in unrealized appreciation (depreciation) on investments and futures	62,054,477	271,887,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	161,977,990	106,482,170

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 3,981,400 and 16,163,252 shares, respectively ]	28,665,711	95,022,342
Capital shares repurchased [ (5,230,783) and (42,137,347) shares, respectively ]	(39,243,955)	(178,841,128)

Total Class A transactions	(10,578,244)	(83,818,786)

Class B
Capital shares sold [ 6,530,272 and 11,720,648 shares, respectively ]	48,983,735	65,191,386
Capital shares repurchased [ (9,881,910) and (9,778,339) shares, respectively ]	(72,379,956)	(54,827,394)

Total Class B transactions	(23,396,221)	10,363,992

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(33,974,465)	(73,454,794)

TOTAL INCREASE (DECREASE) IN NET ASSETS	128,003,525	33,027,376
NET ASSETS:
Beginning of year	608,599,541	575,572,165

End of year (a)	$736,603,066	$608,599,541

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$94,294	$(2,382)

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (d)

FINANCIAL HIGHLIGHTS

	Year Ended December 31,			January 22, 2008* to December 31, 2008
Class A	2010		2009
Net asset value, beginning of period	$6.95		$5.15	$7.61

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(e)	0.01 (e)	(0.04	)(e)
Net realized and unrealized gain (loss) on investments and futures	1.96		1.79	(2.39)

Total from investment operations	1.93		1.80	(2.43)

Less distributions:
Distributions from net realized gains	—		—	(0.03)

Net asset value, end of period	$8.88		$6.95	$5.15

Total return (b)	27.77%		34.95%	(32.08)%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$391,893		$315,379	$367,823
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.04%		0.75%	1.30	%(c)
After waivers, reimbursements and fees paid indirectly (a)	1.03%		0.75%	1.30	%(c)
Before waivers, reimbursements and fees paid indirectly (a)	1.05%		1.07%	1.35	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	(0.47)%		0.15%	(0.59)%
After waivers, reimbursements and fees paid indirectly (a)	(0.46)%		0.15%	(0.59)%
Before waivers, reimbursements and fees paid indirectly (a)	(0.47)%		(0.17)%	(0.64)%
Portfolio turnover rate	44%		116%	98%

	Year Ended December 31,
Class B	2010		2009		2008		2007		2006
Net asset value, beginning of year	$6.92		$5.13		$8.91		$9.52		$8.76

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(e)	(0.01	)(e)	(0.06	)(e)	(0.02	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments, futures and foreign currency transactions	1.96		1.80		(3.69)		0.33		0.95

Total from investment operations	1.91		1.79		(3.75)		0.31		0.88

Less distributions:
Distributions from net realized gains	—		—		(0.03)		(0.92)		(0.12)

Net asset value, end of year	$8.83		$6.92		$5.13		$8.91		$9.52

Total return	27.60%		34.89%		(42.21)%		3.60%		10.26%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$344,710		$293,221		$207,749		$392,037		$277,810
Ratio of expenses to average net assets:
After waivers and reimbursements	1.29%		1.32%		1.53%		1.47%		1.30%
After waivers, reimbursements and fees paid indirectly	1.28	%(c)	1.14%		1.48%		1.27%		1.30%
Before waivers, reimbursements and fees paid indirectly	1.30%		1.32%		1.53%		1.54%		1.39%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	(0.71)%		(0.42)%		(0.90)%		(0.39)%		(0.77)%
After waivers, reimbursements and fees paid indirectly	(0.71)%		(0.24)%		(0.85)%		(0.19)%		(0.77)%
Before waivers, reimbursements and fees paid indirectly	(0.72)%		(0.42)%		(0.90)%		(0.46)%		(0.85)%
Portfolio turnover rate	44%		116%		98%		177%		279%

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP GROWTH PORTFOLIO (d)

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(d)	On July 6, 2007, this Portfolio received, through a merger, the assets and liabilities of the EQ/Wells Fargo Montgomery Small Cap Portfolio that followed the same investment objectives of this Portfolio. Information for the year ended December 31, 2007 includes the results of the operations of the predecessor EQ/Wells Fargo Montgomery Small Cap Portfolio from January 1, 2007 through July 6, 2007.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	BlackRock Investment Management, LLC***

➢	Franklin Advisory Services, LLC

➢	Pacific Global Investment Management Company

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	10 Years	Since Incept.**
Portfolio - Class A Shares*	24.93%	0.73%	5.97%	5.49%
Portfolio - Class B Shares	24.48	0.46	5.74	5.31
Russell 2000® Value Index	24.50	3.52	8.42	7.44

*   Date of inception 10/2/02. Returns shown for Class A shares prior to this period are derived from the historical performance of Class B shares adjusted to reflect the 12b-1 fees, applicable to Class B shares; Class A shares are not subject to any 12b-1 fees.

** Date of inception 1/1/98.

    Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

***	Effective February 12, 2010, BlackRock Investment Management, LLC replaced SSgA Funds Management, Inc. as a sub-adviser of the Portfolio.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 24.93% for the year ended December 31, 2010. The Portfolio’s benchmark, the Russell 2000® Value Index, returned 24.50% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the portfolio, managed by BlackRock Investment Management, Inc., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•	Stock selection in the Consumer Staples and Financials sectors aided the Portfolio’s relative returns.

•	Overweight positions in the Industrials and Consumer Discretionary sectors were beneficial for the Portfolio.

•	An underweight position in the Financials sector contributed to relative performance.

•

Owning Autoliv Inc. (Consumer Discretionary sector), Genesee and Wyoming Inc. (Industrials sector) and Protective Life Corp. (Financials sector) while the benchmark did not, helped the Portfolio’s performance.

•	Wabash National Corp. (Industrials sector) and Cathay General Bancorp (Financials sector) were among the leading contributors to relative returns.

What hurt performance during the year:

•	Stock selection in the Energy, Materials and Information Technology sectors was detrimental to the Portfolio’s performance.

•	Owning Orion Marine Group Inc. (Industrials sector) and American National Insurance Co. (Financials sector) while the benchmark did not, was harmful to relative returns.

•	The Portfolio did not own benchmark holding American Capital Ltd. (Financials sector), which dampened returns.

•	Leading detractors from relative performance included Gibraltar Industries Inc. (Industrials sector) and Benchmark Electronics Inc. (Information Technology sector).

•

The Portfolio’s use of futures to reduce equity exposure on several highly volatile days in May helped reduce the Portfolio’s risk profile, but detracted from returns when markets rose but volatility remained high.

MULTIMANAGER SMALL CAP VALUE PORTFOLIO (Unaudited)

Sector Weightings as of 12/31/10	% of Net Assets
Industrials	20.6%
Financials	18.8
Consumer Discretionary	11.9
Energy	9.1
Materials	5.4
Health Care	4.2
Information Technology	4.2
Utilities	3.0
Consumer Staples	1.8
Telecommunication Services	0.5
Cash and Other	20.5

100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,297.20	$5.91
Hypothetical (5% average return before expenses)	1,000.00	1,020.06	5.19
Class B
Actual	1,000.00	1,294.00	7.34
Hypothetical (5% average return before expenses)	1,000.00	1,018.80	6.46

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.02% and 1.27%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (1.8%)
Amerigon, Inc.*	240,000	$2,611,200
Autoliv, Inc.	81,200	6,409,928
Dana Holding Corp.*	5,156	88,735
Drew Industries, Inc.	25,934	589,221
Exide Technologies, Inc.*	27,718	260,826
Gentex Corp.	165,600	4,895,136
Modine Manufacturing Co.*	22,757	352,734
Shiloh Industries, Inc.	1,376	16,443
Spartan Motors, Inc.	16,347	99,553
Standard Motor Products, Inc.	7,536	103,243
Superior Industries International, Inc.	8,578	182,025

		15,609,044

Automobiles (0.9%)
Thor Industries, Inc.	179,900	6,109,404
Winnebago Industries, Inc.*	113,500	1,725,200

		7,834,604

Distributors (0.0%)
Audiovox Corp., Class A*	8,700	75,081
Core-Mark Holding Co., Inc.*	4,604	163,856
Weyco Group, Inc.	1,860	45,552

		284,489

Diversified Consumer Services (0.6%)
Hillenbrand, Inc.	76,348	1,588,802
Mac-Gray Corp.	5,898	88,175
Regis Corp.	199,909	3,318,489
Stewart Enterprises, Inc., Class A	40,836	273,193

		5,268,659

Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises, Inc.*	2,467	34,291
Biglari Holdings, Inc.*	646	264,996
Bluegreen Corp.*	7,300	23,506
Bob Evans Farms, Inc.	14,827	488,698
Boyd Gaming Corp.*	26,371	279,533
Churchill Downs, Inc.	4,790	207,886
Cracker Barrel Old Country Store, Inc.	843	46,171
Domino’s Pizza, Inc.*	11,631	185,514
Gaylord Entertainment Co.*	17,067	613,388
Isle of Capri Casinos, Inc.*	7,121	72,777
Jack in the Box, Inc.*	1,895	40,041
Life Time Fitness, Inc.*	2,328	95,425
Marcus Corp.	9,800	130,046
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,475	40,678
Monarch Casino & Resort, Inc.*	3,221	40,262
Morgans Hotel Group Co.*	6,894	62,528
Multimedia Games, Inc.*	12,079	67,401
O’Charleys, Inc.*	8,981	64,663
Orient-Express Hotels Ltd., Class A*	50,080	650,539
Papa John’s International, Inc.*	2,216	61,383
Pinnacle Entertainment, Inc.*	28,082	393,710

	Number of Shares	Value (Note 1)

Red Lion Hotels Corp.*	6,105	$48,718
Red Robin Gourmet Burgers, Inc.*	7,726	165,877
Ruby Tuesday, Inc.*	31,313	408,948
Scientific Games Corp., Class A*	15,625	155,625
Speedway Motorsports, Inc.	6,024	92,288
Vail Resorts, Inc.*	17,790	925,792

		5,660,684

Household Durables (1.6%)
American Greetings Corp., Class A	18,364	406,946
Bassett Furniture Industries, Inc.*	14,683	61,669
Beazer Homes USA, Inc.*	37,261	200,837
Blyth, Inc.	1,960	67,581
Brookfield Homes Corp.*	4,872	45,797
Cavco Industries, Inc.*	2,673	124,802
CSS Industries, Inc.	3,691	76,072
D.R. Horton, Inc.	114,800	1,369,564
Ethan Allen Interiors, Inc.	53,136	1,063,251
Furniture Brands International, Inc.*	21,100	108,454
Helen of Troy Ltd.*	15,285	454,576
Hooker Furniture Corp.	125,695	1,776,070
Hovnanian Enterprises, Inc., Class A*	25,715	105,174
Kid Brands, Inc.*	5,123	43,802
La-Z-Boy, Inc.*	315,406	2,844,962
Libbey, Inc.*	8,005	123,837
Lifetime Brands, Inc.*	4,642	65,174
M.D.C. Holdings, Inc.	57,700	1,660,029
M/I Homes, Inc.*	126,471	1,945,124
Meritage Homes Corp.*	16,011	355,444
Ryland Group, Inc.	21,992	374,524
Sealy Corp.*	15,028	43,882
Skyline Corp.	3,440	89,715
Standard Pacific Corp.*	53,498	246,091
Universal Electronics, Inc.*	4,247	120,487

		13,773,864

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	12,258	32,974
Gaiam, Inc., Class A	8,041	61,916

		94,890

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	6,035	88,352
Brunswick Corp.	130,000	2,436,200
Callaway Golf Co.	31,968	257,982
JAKKS Pacific, Inc.*	13,891	253,094
Johnson Outdoors, Inc., Class A*	2,230	27,920
Leapfrog Enterprises, Inc.*	2,936	16,295
RC2 Corp.*	9,700	211,169
Steinway Musical Instruments, Inc.*	2,885	57,267

		3,348,279

See Notes to Financial Statements.

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MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Media (0.4%)
AH Belo Corp., Class A*	9,021	$78,483
Ascent Media Corp., Class A*	7,147	277,018
Carmike Cinemas, Inc.*	2,321	17,918
Cinemark Holdings, Inc.	27,901	481,013
CKX, Inc.*	22,668	91,352
Cumulus Media, Inc., Class A*	8,785	37,863
Dex One Corp.*	22,996	171,550
Entercom Communications Corp., Class A*	2,062	23,878
EW Scripps Co., Class A*	15,500	157,325
Fisher Communications, Inc.*	3,262	71,112
Gray Television, Inc.*	23,914	44,719
Journal Communications, Inc., Class A*	18,100	91,405
Knology, Inc.*	1,469	22,961
LIN TV Corp., Class A*	13,346	70,734
Lions Gate Entertainment Corp.*	9,552	62,184
Live Nation Entertainment, Inc.*	69,592	794,741
LodgeNet Interactive Corp.*	8,661	36,809
Media General, Inc., Class A*	8,635	49,910
Mediacom Communications Corp., Class A*	19,835	167,804
Nexstar Broadcasting Group, Inc., Class A*	4,368	26,164
Outdoor Channel Holdings, Inc.*	6,047	43,357
Playboy Enterprises, Inc., Class B*	3,428	17,894
PRIMEDIA, Inc.	5,952	24,998
Radio One, Inc., Class D*	15,752	17,642
Scholastic Corp.	15,092	445,818
Sinclair Broadcast Group, Inc., Class A	21,028	172,009
Warner Music Group Corp.*	15,297	86,122
World Wrestling Entertainment, Inc., Class A	1,358	19,338

		3,602,121

Multiline Retail (1.2%)
99 Cents Only Stores*	3,200	51,008
Bon-Ton Stores, Inc.*	3,749	47,462
Dillard’s, Inc., Class A	19,725	748,367
Fred’s, Inc., Class A	217,563	2,993,667
J.C. Penney Co., Inc.	113,900	3,680,109
Saks, Inc.*	233,649	2,500,044
Tuesday Morning Corp.*	140,498	741,829

		10,762,486

Specialty Retail (3.6%)
America’s Car-Mart, Inc.*	2,464	66,725
Barnes & Noble, Inc.	18,776	265,680
bebe stores, Inc.	13,025	77,629
Books-A-Million, Inc.	3,577	20,747
Borders Group, Inc.*	24,973	22,481
Brown Shoe Co., Inc.	193,904	2,701,083
Buckle, Inc.	679	25,646
Build-A-Bear Workshop, Inc.*	8,628	65,918
Cabela’s, Inc.*	19,668	427,779
Cato Corp., Class A	11,102	304,306

	Number of Shares	Value (Note 1)

Charming Shoppes, Inc.*	57,234	$203,181
Children’s Place Retail Stores, Inc.*	1,307	64,880
Christopher & Banks Corp.	326,750	2,009,513
Collective Brands, Inc.*	10,206	215,347
Conn’s, Inc.*	865,855	4,052,201
Dress Barn, Inc.*	1,757	46,420
Finish Line, Inc., Class A	17,523	301,220
Genesco, Inc.*	10,670	400,018
Group 1 Automotive, Inc.	127,559	5,326,864
Haverty Furniture Cos., Inc.	8,006	103,918
HOT Topic, Inc.	12,741	79,886
Lithia Motors, Inc., Class A	9,677	138,284
MarineMax, Inc.*	10,895	101,868
Men’s Wearhouse, Inc.	156,062	3,898,429
New York & Co., Inc.*	11,908	52,633
OfficeMax, Inc.*	26,631	471,369
Pacific Sunwear of California, Inc.*	33,015	178,941
Penske Automotive Group, Inc.*	13,426	233,881
PEP Boys-Manny, Moe & Jack	25,975	348,844
Pier 1 Imports, Inc.*	148,200	1,556,100
Rent-A-Center, Inc.	32,094	1,035,994
Sally Beauty Holdings, Inc.*	4,395	63,859
Select Comfort Corp.*	4,156	37,944
Shoe Carnival, Inc.*	3,801	102,627
Sonic Automotive, Inc., Class A	356,577	4,721,079
Stage Stores, Inc.	18,080	313,507
Stein Mart, Inc.	7,952	73,556
Systemax, Inc.*	676	9,532
Talbots, Inc.*	4,496	38,306
West Marine, Inc.*	157,309	1,664,329
Wet Seal, Inc., Class A*	13,594	50,298

		31,872,822

Textiles, Apparel & Luxury Goods (0.7%)
American Apparel, Inc.*	14,143	23,477
Columbia Sportswear Co.	5,521	332,916
Delta Apparel, Inc.*	2,724	36,774
Iconix Brand Group, Inc.*	35,392	683,420
Jones Group, Inc.	42,855	665,967
Kenneth Cole Productions, Inc., Class A*	2,661	33,236
K-Swiss, Inc., Class A*	6,200	77,314
Movado Group, Inc.*	7,799	125,876
Perry Ellis International, Inc.*	4,676	128,450
Quiksilver, Inc.*	63,648	322,695
Timberland Co., Class A*	5,736	141,048
Unifi, Inc.*	6,912	117,020
Vera Bradley, Inc.*	1,856	61,248
Warnaco Group, Inc.*	54,800	3,017,836

		5,767,277

Total Consumer Discretionary		103,879,219

Consumer Staples (1.8%)
Beverages (0.0%)
MGP Ingredients, Inc.	4,882	53,897

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Food & Staples Retailing (0.3%)
Andersons, Inc.	9,035	$328,422
Casey’s General Stores, Inc.	11,909	506,252
Fresh Market, Inc.*	4,921	202,745
Ingles Markets, Inc., Class A	6,190	118,848
Nash Finch Co.	6,243	265,390
Pantry, Inc.*	10,438	207,299
Rite Aid Corp.*	251,870	222,452
Ruddick Corp.	10,129	373,152
Spartan Stores, Inc.	11,215	190,094
Susser Holdings Corp.*	3,131	43,364
Village Super Market, Inc., Class A	1,598	52,734
Weis Markets, Inc.	5,301	213,789
Winn-Dixie Stores, Inc.*	27,310	195,813

		2,920,354

Food Products (1.2%)
Alico, Inc.	1,201	28,632
B&G Foods, Inc.	10,453	143,520
Cal-Maine Foods, Inc.	696	21,980
Chiquita Brands International, Inc.*	22,100	309,842
Darling International, Inc.*	310,414	4,122,298
Dole Food Co., Inc.*	17,758	239,911
Farmer Bros Co.	3,226	57,423
Fresh Del Monte Produce, Inc.	19,809	494,235
Griffin Land & Nurseries, Inc.	1,100	35,618
Hain Celestial Group, Inc.*	20,223	547,234
Harbinger Group, Inc.*	4,737	29,322
Imperial Sugar Co.	6,215	83,094
J&J Snack Foods Corp.	427	20,598
John B. Sanfilippo & Son, Inc.*	3,980	49,511
Lancaster Colony Corp.	57,200	3,271,840
Pilgrim’s Pride Corp.*	13,507	95,765
Sanderson Farms, Inc.	1,238	48,468
Seneca Foods Corp., Class A*	3,839	103,576
Smart Balance, Inc.*	16,571	71,752
Tootsie Roll Industries, Inc.	1,198	34,706
TreeHouse Foods, Inc.*	17,157	876,551

		10,685,876

Household Products (0.1%)
Central Garden & Pet Co., Class A*	28,000	276,640
Oil-Dri Corp. of America	2,187	46,999
Spectrum Brands Holdings, Inc.*	8,614	268,498

		592,137

Personal Products (0.1%)
Elizabeth Arden, Inc.*	12,045	277,155
Nutraceutical International Corp.*	4,772	67,715
Prestige Brands Holdings, Inc.*	20,906	249,827
Revlon, Inc., Class A*	2,790	27,453
Schiff Nutrition International, Inc.	4,499	40,851

		663,001

	Number of Shares	Value (Note 1)

Tobacco (0.1%)
Alliance One International, Inc.*	44,283	$187,760
Universal Corp.	11,898	484,249
Vector Group Ltd.	7,270	125,916

		797,925

Total Consumer Staples		15,713,190

Energy (9.1%)
Energy Equipment & Services (6.9%)
Allis-Chalmers Energy, Inc.*	17,644	125,096
Atwood Oceanics, Inc.*	102,600	3,834,162
Basic Energy Services, Inc.*	11,517	189,800
Bristow Group, Inc.*	134,425	6,365,024
Cal Dive International, Inc.*	46,599	264,216
Complete Production Services, Inc.*	38,034	1,123,905
Dawson Geophysical Co.*	3,958	126,260
Global Geophysical Services, Inc.*	3,787	39,309
Global Industries Ltd.*	404,408	2,802,547
Gulf Island Fabrication, Inc.	7,013	197,626
Gulfmark Offshore, Inc., Class A*	11,355	345,192
Helix Energy Solutions Group, Inc.*	234,657	2,848,736
Hercules Offshore, Inc.*	57,188	197,871
Hornbeck Offshore Services, Inc.*	147,598	3,081,846
ION Geophysical Corp.*	375,000	3,180,000
Key Energy Services, Inc.*	57,866	751,101
Matrix Service Co.*	261,135	3,180,624
Mitcham Industries, Inc.*	330,000	3,811,500
Natural Gas Services Group, Inc.*	146,122	2,763,167
Newpark Resources, Inc.*	40,309	248,304
Oil States International, Inc.*	64,800	4,153,032
Parker Drilling Co.*	461,779	2,110,330
PHI, Inc. (Non-Voting)*	6,612	124,570
Pioneer Drilling Co.*	26,965	237,562
Rowan Cos., Inc.*	154,900	5,407,559
Seahawk Drilling, Inc.*	5,294	47,381
T-3 Energy Services, Inc.*	6,445	256,704
Tesco Corp.*	14,755	234,309
TETRA Technologies, Inc.*	33,058	392,399
Tidewater, Inc.	157,500	8,479,800
Union Drilling, Inc.*	7,509	54,666
Unit Corp.*	65,000	3,021,200
Vantage Drilling Co.*	61,734	125,320
Willbros Group, Inc.*	23,686	232,597

		60,353,715

Oil, Gas & Consumable Fuels (2.2%)
Abraxas Petroleum Corp.*	20,989	95,920
Alon USA Energy, Inc.	3,623	21,665
Amyris, Inc.*	1,452	38,739
Approach Resources, Inc.*	6,683	154,377
Arch Coal, Inc.	27,100	950,126
ATP Oil & Gas Corp.*	22,154	370,858
Berry Petroleum Co., Class A	24,971	1,091,233

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Bill Barrett Corp.*	22,521	$926,289
BPZ Resources, Inc.*	36,751	174,935
Cheniere Energy, Inc.*	18,357	101,331
Clayton Williams Energy, Inc.*	303	25,443
Cloud Peak Energy, Inc.*	12,464	289,539
Contango Oil & Gas Co.*	2,063	119,509
Crosstex Energy, Inc.	20,222	179,167
CVR Energy, Inc.*	15,066	228,702
Delek U.S. Holdings, Inc.	6,765	49,249
Delta Petroleum Corp.*	91,944	69,877
DHT Holdings, Inc.	23,952	111,377
Energy Partners Ltd.*	14,276	212,141
Gastar Exploration Ltd.*	21,811	93,787
General Maritime Corp.	38,975	126,669
GeoResources, Inc.*	6,509	144,565
GMX Resources, Inc.*	15,305	84,484
Golar LNG Ltd.	16,881	253,384
Goodrich Petroleum Corp.*	12,225	215,649
Green Plains Renewable Energy, Inc.*	7,957	89,596
Harvest Natural Resources, Inc.*	16,647	202,594
International Coal Group, Inc.*	64,334	497,945
James River Coal Co.*	2,626	66,516
Knightsbridge Tankers Ltd.	11,992	267,062
Kodiak Oil & Gas Corp.*	3,368	22,229
Miller Petroleum, Inc.*	9,047	47,044
Nordic American Tanker Shipping Ltd.	23,266	605,381
Oasis Petroleum, Inc.*	12,030	326,254
Overseas Shipholding Group, Inc.	77,522	2,745,829
Patriot Coal Corp.*	38,398	743,769
Penn Virginia Corp.	22,434	377,340
Petroleum Development Corp.*	11,453	483,431
PetroQuest Energy, Inc.*	21,442	161,458
PostRock Energy Corp.*	25,000	91,000
Resolute Energy Corp.*	17,148	253,104
REX American Resources Corp.*	3,647	56,018
Rex Energy Corp.*	13,405	182,978
Rosetta Resources, Inc.*	9,998	376,325
Ship Finance International Ltd.	21,996	473,354
Stone Energy Corp.*	19,880	443,125
Swift Energy Co.*	20,508	802,888
Teekay Corp.	60,000	1,984,800
Teekay Tankers Ltd., Class A	13,120	161,901
USEC, Inc.*	55,830	336,097
VAALCO Energy, Inc.*	22,254	159,339
Venoco, Inc.*	7,642	140,995
W&T Offshore, Inc.	16,107	287,832
Warren Resources, Inc.*	30,123	136,156
Western Refining, Inc.*	25,298	267,653
World Fuel Services Corp.	15,160	548,186

		19,467,214

Total Energy		79,820,929

Financials (18.8%)
Capital Markets (1.1%)
American Capital Ltd.*	167,195	1,263,994
Apollo Investment Corp.	96,444	1,067,635

	Number of Shares	Value (Note 1)

Arlington Asset Investment Corp., Class A	3,325	$79,767
Artio Global Investors, Inc.	1,339	19,750
BlackRock Kelso Capital Corp.	32,380	358,123
Calamos Asset Management, Inc., Class A	9,728	136,192
Capital Southwest Corp.	1,459	151,444
Cohen & Steers, Inc.	1,839	47,998
Cowen Group, Inc., Class A*	18,109	84,388
FBR Capital Markets Corp.*	26,270	100,351
Fifth Street Finance Corp.	26,989	327,647
GAMCO Investors, Inc., Class A	1,441	69,182
GFI Group, Inc.	13,671	64,117
Gladstone Capital Corp.	10,464	120,545
Gladstone Investment Corp.	10,893	83,332
Gleacher & Co., Inc.*	19,726	46,751
Golub Capital BDC, Inc.	3,671	62,848
Harris & Harris Group, Inc.*	15,806	69,230
Hercules Technology Growth Capital, Inc.	17,831	184,729
HFF, Inc., Class A*	3,649	35,249
International Assets Holding Corp.*	6,328	149,341
Internet Capital Group, Inc.*	16,796	238,839
Investment Technology Group, Inc.*	21,373	349,876
JMP Group, Inc.	7,137	54,455
KBW, Inc.	5,757	160,735
Knight Capital Group, Inc., Class A*	46,775	645,027
LaBranche & Co., Inc.*	18,712	67,363
Main Street Capital Corp.	6,101	110,977
MCG Capital Corp.	38,388	267,564
Medallion Financial Corp.	7,156	58,679
MF Global Holdings Ltd.*	51,979	434,545
MVC Capital, Inc.	11,300	164,980
NGP Capital Resources Co.	10,566	97,207
Oppenheimer Holdings, Inc., Class A	5,116	134,090
PennantPark Investment Corp.	15,625	191,250
Penson Worldwide, Inc.*	10,203	49,893
Piper Jaffray Cos., Inc.*	7,678	268,807
Prospect Capital Corp.	40,810	440,748
Safeguard Scientifics, Inc.*	9,339	159,510
Sanders Morris Harris Group, Inc.	10,574	76,662
Solar Capital Ltd.	2,956	73,250
Stifel Financial Corp.*	1,624	100,753
SWS Group, Inc.	14,317	72,301
TICC Capital Corp.	13,422	150,461
TradeStation Group, Inc.*	15,321	103,417
Triangle Capital Corp.	5,839	110,941

		9,104,943

Commercial Banks (4.9%)
1st Source Corp.	7,521	152,225
1st United Bancorp, Inc.*	10,805	74,663
Alliance Financial Corp./ New York	2,339	75,667
American National Bankshares, Inc.	3,071	72,322

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Ameris Bancorp*	11,831	$124,699
Ames National Corp.	4,131	89,519
Arrow Financial Corp.	4,554	125,281
BancFirst Corp.	3,528	145,318
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,308	245,666
Bancorp Rhode Island, Inc.	1,876	54,573
Bancorp, Inc./Delaware*	10,900	110,853
Bank of Marin Bancorp/California	2,685	93,975
Bank of the Ozarks, Inc.	5,693	246,792
Boston Private Financial Holdings, Inc.	34,767	227,724
Bridge Bancorp, Inc.	2,049	50,508
Bryn Mawr Bank Corp.	4,283	74,738
Camden National Corp.	3,845	139,304
Capital City Bank Group, Inc.	5,600	70,560
Cardinal Financial Corp.	14,277	166,041
Cathay General Bancorp	295,533	4,935,401
Center Financial Corp.*	17,531	132,885
Centerstate Banks, Inc.	10,996	87,088
Century Bancorp, Inc./Massachusetts, Class A	1,745	46,749
Chemical Financial Corp.	108,405	2,401,171
Citizens & Northern Corp.	6,020	89,457
Citizens Republic Bancorp, Inc.*	197,500	121,462
City Holding Co.	7,833	283,790
CNB Financial Corp./ Pennsylvania	4,359	64,557
CoBiz Financial, Inc.	16,196	98,472
Columbia Banking System, Inc.	19,499	410,649
Community Bank System, Inc.	16,373	454,678
Community Trust Bancorp, Inc.	6,800	196,928
CVB Financial Corp.	43,988	381,376
Danvers Bancorp, Inc.	9,416	166,381
Eagle Bancorp, Inc.*	8,300	119,769
East West Bancorp, Inc.	218,000	4,261,900
Encore Bancshares, Inc.*	4,037	41,420
Enterprise Financial Services Corp.	7,357	76,954
F.N.B. Corp./Pennsylvania	55,557	545,570
Financial Institutions, Inc.	5,548	105,246
First Bancorp, Inc./Maine	4,297	67,850
First Bancorp/North Carolina	7,542	115,468
First Bancorp/Puerto Rico*	44,227	20,344
First Busey Corp.	25,200	118,440
First Commonwealth Financial Corp.	51,702	366,050
First Community Bancshares, Inc./Virginia	7,910	118,175
First Financial Bancorp	28,056	518,475
First Financial Bankshares, Inc.	5,823	298,021
First Financial Corp./Indiana	5,550	195,027
First Interstate Bancsystem, Inc.	6,031	91,912
First Merchants Corp.	12,693	112,460
First Midwest Bancorp, Inc./ Illinois	36,643	422,127
First of Long Island Corp.	2,930	84,706
First South Bancorp, Inc./North Carolina	4,120	26,656

	Number of Shares	Value (Note 1)

FirstMerit Corp.	52,763	$1,044,180
German American Bancorp, Inc.	5,625	103,584
Glacier Bancorp, Inc.	35,393	534,788
Great Southern Bancorp, Inc.	5,079	119,814
Green Bankshares, Inc.*	5,850	18,720
Hancock Holding Co.	14,215	495,535
Hanmi Financial Corp.*	24,874	28,605
Heartland Financial USA, Inc.	6,600	115,236
Heritage Financial Corp./Washington*	5,076	70,658
Home Bancorp, Inc.*	3,993	55,183
Home Bancshares, Inc./ Arkansas	10,931	240,810
Hudson Valley Holding Corp.	6,316	156,384
IBERIABANK Corp.	13,131	776,436
Independent Bank Corp./Massachusetts	10,535	284,972
International Bancshares Corp.	25,675	514,270
Investors Bancorp, Inc.*	20,432	268,068
Lakeland Bancorp, Inc.	10,304	113,035
Lakeland Financial Corp.	8,040	172,538
MainSource Financial Group, Inc.	10,081	104,943
MB Financial, Inc.	26,092	451,913
Merchants Bancshares, Inc.	2,349	64,738
Metro Bancorp, Inc.*	6,680	73,547
Midsouth Bancorp, Inc.	3,912	60,088
MidWestOne Financial Group, Inc.	3,517	53,142
Nara Bancorp, Inc.*	18,855	185,156
National Bankshares, Inc./ Virginia	3,528	111,097
National Penn Bancshares, Inc.	62,487	501,771
NBT Bancorp, Inc.	16,906	408,280
Northfield Bancorp, Inc./New Jersey	9,001	119,893
Old National Bancorp/Indiana	42,979	511,020
OmniAmerican Bancorp, Inc.*	5,993	81,205
Oriental Financial Group, Inc.	22,733	283,935
Orrstown Financial Services, Inc.	3,322	91,056
Pacific Continental Corp.	9,349	94,051
PacWest Bancorp	15,410	329,466
Park National Corp.	6,059	440,307
Peapack-Gladstone Financial Corp.	4,280	55,854
Penns Woods Bancorp, Inc.	1,836	73,073
Peoples Bancorp, Inc./Ohio	38,678	605,311
Pinnacle Financial Partners, Inc.*	16,576	225,102
Porter Bancorp, Inc.	1,464	15,094
PrivateBancorp, Inc.	25,636	368,646
Prosperity Bancshares, Inc.	22,771	894,445
Renasant Corp.	10,439	176,523
Republic Bancorp, Inc./Kentucky, Class A	4,899	116,351
S&T Bancorp, Inc.	12,286	277,541
Sandy Spring Bancorp, Inc.	11,996	221,086
SCBT Financial Corp.	6,408	209,862
Sierra Bancorp	4,814	51,654

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Simmons First National Corp., Class A	8,591	$244,843
Southside Bancshares, Inc.	7,788	164,093
Southwest Bancorp, Inc./Oklahoma*	9,708	120,379
State Bancorp, Inc./New York	8,477	78,412
StellarOne Corp.	11,456	166,570
Sterling Bancorp/New York	13,289	139,136
Sterling Bancshares, Inc./Texas	45,740	321,095
Suffolk Bancorp	3,448	85,097
Susquehanna Bancshares, Inc.	63,399	613,702
SVB Financial Group*	20,471	1,085,987
SY Bancorp, Inc.	5,053	124,051
Taylor Capital Group, Inc.*	4,748	62,436
Texas Capital Bancshares, Inc.*	18,146	385,965
Tompkins Financial Corp.	3,933	154,016
Tower Bancorp, Inc.	2,690	59,288
TowneBank/Virginia	11,782	187,216
Trico Bancshares	7,040	113,696
Trustmark Corp.	30,859	766,538
UMB Financial Corp.	15,576	645,158
Umpqua Holdings Corp.	56,304	685,783
Union First Market Bankshares Corp.	8,993	132,917
United Bankshares, Inc.	18,710	546,332
United Community Banks, Inc./Georgia*	46,919	91,492
Univest Corp. of Pennsylvania	8,286	158,843
Virginia Commerce Bancorp, Inc.*	10,027	61,967
Washington Banking Co.	7,814	107,130
Washington Trust Bancorp, Inc.	6,990	152,941
Webster Financial Corp.	32,070	631,779
WesBanco, Inc.	11,284	213,945
West Bancorp, Inc.	8,002	62,336
West Coast Bancorp/Oregon*	46,008	129,743
Westamerica Bancorp	8,041	446,034
Western Alliance Bancorp*	29,231	215,140
Whitney Holding Corp./ Louisiana	47,241	668,460
Wilshire Bancorp, Inc.	9,838	74,966
Wintrust Financial Corp.	15,547	513,517

		42,698,011

Consumer Finance (1.0%)
Advance America Cash Advance Centers, Inc.	23,705	133,696
Cash America International, Inc.	9,871	364,536
CompuCredit Holdings Corp.*	5,766	40,246
EZCORP, Inc., Class A*	188,706	5,119,594
First Cash Financial Services, Inc.*	77,000	2,386,230
First Marblehead Corp.*	27,000	58,590
Nelnet, Inc., Class A	11,816	279,921
Netspend Holdings, Inc.*	7,332	93,996
Student Loan Corp.	1,854	60,144
World Acceptance Corp.*	4,141	218,645

		8,755,598

	Number of Shares	Value (Note 1)

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	7,715	$45,750
Asta Funding, Inc.	5,394	43,692
Compass Diversified Holdings	14,400	254,736
Encore Capital Group, Inc.*	2,232	52,340
Marlin Business Services Corp.*	4,306	54,471
NewStar Financial, Inc.*	13,011	137,526
PHH Corp.*	27,347	633,083
PICO Holdings, Inc.*	11,265	358,227
Primus Guaranty Ltd.*	8,446	42,906

		1,622,731

Insurance (6.1%)
Alterra Capital Holdings Ltd.	46,763	1,011,951
American Equity Investment Life Holding Co.	28,740	360,687
American National Insurance Co.	18,700	1,601,094
American Safety Insurance Holdings Ltd.*	5,230	111,818
AMERISAFE, Inc.*	9,480	165,900
Amtrust Financial Services, Inc.	10,938	191,415
Argo Group International Holdings Ltd.	15,268	571,787
Arthur J. Gallagher & Co.	56,700	1,648,836
Aspen Insurance Holdings Ltd.	119,600	3,422,952
Baldwin & Lyons, Inc., Class B	4,066	95,673
Citizens, Inc./Texas*	17,981	133,959
CNA Surety Corp.*	8,640	204,595
CNO Financial Group, Inc.*	98,867	670,318
Delphi Financial Group, Inc., Class A	23,183	668,598
Donegal Group, Inc., Class A	5,593	80,987
EMC Insurance Group, Inc.	2,460	55,694
Employers Holdings, Inc.	19,984	349,320
Enstar Group Ltd.*	3,313	280,214
Erie Indemnity Co., Class A	28,200	1,846,254
FBL Financial Group, Inc., Class A	6,316	181,080
First American Financial Corp.	47,845	714,804
First Mercury Financial Corp.	7,139	117,080
Flagstone Reinsurance Holdings S.A.	25,879	326,076
FPIC Insurance Group, Inc.*	4,699	173,675
Global Indemnity plc*	6,951	142,148
Greenlight Capital Reinsurance Ltd., Class A*	14,000	375,340
Hallmark Financial Services*	5,852	53,253
Hanover Insurance Group, Inc.	32,500	1,518,400
Harleysville Group, Inc.	5,491	201,739
HCC Insurance Holdings, Inc.	19,600	567,224
Hilltop Holdings, Inc.*	19,915	197,557
Horace Mann Educators Corp.	19,084	344,275
Infinity Property & Casualty Corp.	6,145	379,761
Kansas City Life Insurance Co.	2,056	67,910
Maiden Holdings Ltd.	24,912	195,808
Meadowbrook Insurance Group, Inc.	26,842	275,131

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Montpelier Reinsurance Holdings Ltd.	184,989	$3,688,681
National Financial Partners Corp.*	21,416	286,975
National Interstate Corp.	3,400	72,760
National Western Life Insurance Co., Class A	1,075	179,224
Navigators Group, Inc.*	6,052	304,718
Old Republic International Corp.	341,100	4,649,193
Phoenix Cos., Inc.*	57,772	146,741
Platinum Underwriters Holdings Ltd.	20,257	910,957
Presidential Life Corp.	10,338	102,656
Primerica, Inc.	11,301	274,049
ProAssurance Corp.*	15,017	910,030
Protective Life Corp.	244,000	6,500,160
RLI Corp.	40,241	2,115,469
Safety Insurance Group, Inc.	6,176	293,792
SeaBright Holdings, Inc.	11,024	101,641
Selective Insurance Group, Inc.	25,682	466,128
StanCorp Financial Group, Inc.	65,000	2,934,100
State Auto Financial Corp.	6,958	121,208
Stewart Information Services Corp.	8,642	99,642
Tower Group, Inc.	150,129	3,840,300
Transatlantic Holdings, Inc.	40,700	2,100,934
United Fire & Casualty Co.	11,242	250,922
Universal Insurance Holdings, Inc.	8,398	40,898
Validus Holdings Ltd.	111,800	3,422,198

		53,116,689

Real Estate Investment Trusts (REITs) (4.2%)
Acadia Realty Trust (REIT)	16,386	298,881
Agree Realty Corp. (REIT)	4,483	117,410
Alexander’s, Inc. (REIT)	400	164,912
American Campus Communities, Inc. (REIT)	32,302	1,025,912
American Capital Agency Corp. (REIT)	24,721	710,482
Anworth Mortgage Asset Corp. (REIT)	58,974	412,818
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,586	140,381
Ashford Hospitality Trust, Inc. (REIT)*	20,559	198,394
Associated Estates Realty Corp. (REIT)	7,585	115,975
BioMed Realty Trust, Inc. (REIT)	64,230	1,197,889
CapLease, Inc. (REIT)	29,234	170,142
Capstead Mortgage Corp. (REIT)	35,100	441,909
CBL & Associates Properties, Inc. (REIT)	67,716	1,185,030
Cedar Shopping Centers, Inc. (REIT)	27,746	174,522
Chatham Lodging Trust (REIT)	4,486	77,383
Chesapeake Lodging Trust (REIT)	7,349	138,235

	Number of Shares	Value (Note 1)

Cogdell Spencer, Inc. (REIT)	21,809	$126,492
Colonial Properties Trust (REIT)	38,120	688,066
Colony Financial, Inc. (REIT)	7,831	156,777
Cousins Properties, Inc. (REIT)	45,855	382,431
CreXus Investment Corp. (REIT)	7,300	95,630
Cypress Sharpridge Investments, Inc. (REIT)	24,467	315,869
DCT Industrial Trust, Inc. (REIT)	106,140	563,603
DiamondRock Hospitality Co. (REIT)*	76,726	920,712
DuPont Fabros Technology, Inc. (REIT)	12,960	275,659
Dynex Capital, Inc. (REIT)	7,044	76,920
EastGroup Properties, Inc. (REIT)	7,615	322,267
Education Realty Trust, Inc. (REIT)	28,977	225,151
Entertainment Properties Trust (REIT)	22,826	1,055,702
Equity Lifestyle Properties, Inc. (REIT)	4,730	264,549
Equity One, Inc. (REIT)	16,099	292,680
Excel Trust, Inc. (REIT)	7,661	92,698
Extra Space Storage, Inc. (REIT)	43,647	759,458
FelCor Lodging Trust, Inc. (REIT)*	24,711	173,965
First Industrial Realty Trust, Inc. (REIT)*	32,056	280,811
First Potomac Realty Trust (REIT)	24,427	410,862
Franklin Street Properties Corp. (REIT)	34,698	494,446
Getty Realty Corp. (REIT)	5,800	181,424
Gladstone Commercial Corp. (REIT)	4,478	84,321
Glimcher Realty Trust (REIT)	42,086	353,522
Government Properties Income Trust (REIT)	13,637	365,335
Hatteras Financial Corp. (REIT)	22,730	688,037
Healthcare Realty Trust, Inc. (REIT)	31,315	662,939
Hersha Hospitality Trust (REIT)	66,094	436,220
Highwoods Properties, Inc. (REIT)	33,700	1,073,345
Home Properties, Inc. (REIT)	12,469	691,905
Inland Real Estate Corp. (REIT)	37,472	329,754
Invesco Mortgage Capital, Inc. (REIT)	19,563	427,256
Investors Real Estate Trust (REIT)	37,710	338,259
iStar Financial, Inc. (REIT)*	46,540	363,943
Kilroy Realty Corp. (REIT)	27,325	996,543
Kite Realty Group Trust (REIT)	27,577	149,192

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

LaSalle Hotel Properties (REIT)	34,610	$913,704
Lexington Realty Trust (REIT)	48,310	384,064
LTC Properties, Inc. (REIT)	10,184	285,967
Medical Properties Trust, Inc. (REIT)	55,572	601,845
MFA Financial, Inc. (REIT)	136,396	1,112,991
Mid-America Apartment Communities, Inc. (REIT)	6,233	395,733
Mission West Properties, Inc. (REIT)	9,403	62,906
Monmouth Real Estate Investment Corp. (REIT), Class A	13,860	117,810
MPG Office Trust, Inc. (REIT)*	23,652	65,043
National Health Investors, Inc. (REIT)	7,105	319,867
National Retail Properties, Inc. (REIT)	41,005	1,086,632
Newcastle Investment Corp. (REIT)*	31,080	208,236
NorthStar Realty Finance Corp. (REIT)	37,614	178,666
Omega Healthcare Investors, Inc. (REIT)	37,784	847,873
One Liberty Properties, Inc. (REIT)	4,513	75,367
Parkway Properties, Inc./Maryland (REIT)	10,905	191,056
Pebblebrook Hotel Trust (REIT)	16,960	344,627
Pennsylvania Real Estate Investment Trust (REIT)	27,652	401,784
PennyMac Mortgage Investment Trust (REIT)	8,332	151,226
Post Properties, Inc. (REIT)	24,335	883,360
Potlatch Corp. (REIT)	9,806	319,185
PS Business Parks, Inc. (REIT)	7,683	428,097
RAIT Financial Trust (REIT)*	40,194	88,025
Ramco-Gershenson Properties Trust (REIT)	19,142	238,318
Redwood Trust, Inc. (REIT)	39,123	584,106
Resource Capital Corp. (REIT)	22,161	163,548
Retail Opportunity Investments Corp. (REIT)	20,580	203,948
Sabra Healthcare REIT, Inc. (REIT)	12,330	226,872
Saul Centers, Inc. (REIT)	1,253	59,330
Sovran Self Storage, Inc. (REIT)	14,017	515,966
Strategic Hotels & Resorts, Inc. (REIT)*	53,109	280,947
Sun Communities, Inc. (REIT)	9,563	318,544
Sunstone Hotel Investors, Inc. (REIT)*	57,731	596,361
Tanger Factory Outlet Centers (REIT)	8,880	454,567
Terreno Realty Corp. (REIT)*	4,673	83,787
Two Harbors Investment Corp. (REIT)	13,672	133,849
UMH Properties, Inc. (REIT)	5,377	54,845
Universal Health Realty Income Trust (REIT)	2,946	107,617

	Number of Shares	Value (Note 1)

Urstadt Biddle Properties, Inc. (REIT), Class A	9,507	$184,911
U-Store-It Trust (REIT)	46,502	443,164
Walter Investment Management Corp. (REIT)	12,907	231,552
Washington Real Estate Investment Trust (REIT)	23,003	712,863
Winthrop Realty Trust (REIT)	9,139	116,888

		36,863,065

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	4,431	87,822
Campus Crest Communities, Inc. (REIT)	13,555	190,041
Consolidated-Tomoka Land Co.	2,797	80,833
Coresite Realty Corp. (REIT)	8,711	118,818
Forestar Group, Inc.*	18,019	347,767
Hudson Pacific Properties, Inc. (REIT)	6,576	98,969
Tejon Ranch Co.*	4,256	117,253
Thomas Properties Group, Inc.*	17,632	74,407

		1,115,910

Thrifts & Mortgage Finance (1.2%)
Abington Bancorp, Inc.	10,506	125,337
Astoria Financial Corp.	42,104	585,667
Bank Mutual Corp.	22,358	106,871
BankFinancial Corp.	9,587	93,473
Beneficial Mutual Bancorp, Inc.*	17,100	150,993
Berkshire Hills Bancorp, Inc.	6,949	153,573
BofI Holding, Inc.*	3,512	54,471
Brookline Bancorp, Inc.	29,163	316,418
Clifton Savings Bancorp, Inc.	5,134	55,498
Dime Community Bancshares, Inc.	13,227	192,982
Doral Financial Corp.*	9,307	12,844
ESB Financial Corp.	4,460	72,430
ESSA Bancorp, Inc.	6,872	90,848
Farmer Mac, Class C	4,793	78,222
First Financial Holdings, Inc.	8,310	95,648
Flagstar Bancorp, Inc.*	23,012	37,510
Flushing Financial Corp.	15,384	215,376
Fox Chase Bancorp, Inc.*	2,812	33,322
Home Federal Bancorp, Inc./ Idaho	8,281	101,608
Kaiser Federal Financial Group, Inc.	1,362	15,772
Kearny Financial Corp.	7,603	65,386
Meridian Interstate Bancorp, Inc.*	4,668	55,036
MGIC Investment Corp.*	98,724	1,005,998
NASB Financial, Inc.	1,711	28,676
NewAlliance Bancshares, Inc.	51,766	775,455
Northwest Bancshares, Inc.	53,377	627,713
OceanFirst Financial Corp.	6,973	89,742
Ocwen Financial Corp.*	36,553	348,716
Oritani Financial Corp.	18,830	230,479
PMI Group, Inc.*	71,326	235,376

Provident Financial Services, Inc.	29,405	444,898

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Provident New York Bancorp	19,476	$204,303
Radian Group, Inc.	65,539	528,900
Rockville Financial, Inc.	4,181	51,092
Roma Financial Corp.	4,062	43,057
Territorial Bancorp, Inc.	6,000	119,460
TrustCo Bank Corp. NY	445,742	2,826,004
United Financial Bancorp, Inc.	8,151	124,466
ViewPoint Financial Group	4,580	53,540
Waterstone Financial, Inc.*	3,732	12,129
Westfield Financial, Inc.	14,940	138,195
WSFS Financial Corp.	2,475	117,414

		10,714,898

Total Financials		163,991,845

Health Care (4.2%)
Biotechnology (0.2%)
Alkermes, Inc.*	33,768	414,671
Celera Corp.*	37,929	238,952
Enzon Pharmaceuticals, Inc.*	9,464	115,177
Exelixis, Inc.*	25,038	205,562
Infinity Pharmaceuticals, Inc.*	2,404	14,256
Inovio Pharmaceuticals, Inc.*	15,653	18,001
Lexicon Pharmaceuticals, Inc.*	65,743	94,670
Martek Biosciences Corp.*	16,676	521,959
Maxygen, Inc.	14,164	55,664
Progenics Pharmaceuticals, Inc.*	4,182	22,834

		1,701,746

Health Care Equipment & Supplies (1.5%)
Alphatec Holdings, Inc.*	5,681	15,339
Analogic Corp.	1,800	89,118
AngioDynamics, Inc.*	12,277	188,697
Cantel Medical Corp.	6,367	148,988
CONMED Corp.*	14,588	385,561
CryoLife, Inc.*	12,815	69,457
Cutera, Inc.*	6,323	52,418
Cynosure, Inc., Class A*	4,896	50,086
DynaVox, Inc., Class A*	4,078	20,920
Exactech, Inc.*	1,346	25,332
Greatbatch, Inc.*	11,439	276,252
ICU Medical, Inc.*	4,389	160,198
Invacare Corp.	13,604	410,297
Medical Action Industries, Inc.*	7,091	67,932
Merit Medical Systems, Inc.*	1,347	21,323
NxStage Medical, Inc.*	970	24,134
Palomar Medical Technologies, Inc.*	3,897	55,376
Rochester Medical Corp.*	230,000	2,511,600
RTI Biologics, Inc.*	25,692	68,598
Solta Medical, Inc.*	20,865	63,638
STERIS Corp.	102,237	3,727,561
SurModics, Inc.*	3,639	43,195
Symmetry Medical, Inc.*	17,907	165,640
Syneron Medical Ltd.*	13,310	135,629
Teleflex, Inc.	55,000	2,959,550
TomoTherapy, Inc.*	15,857	57,244
West Pharmaceutical Services, Inc.	37,100	1,528,520
Wright Medical Group, Inc.*	7,033	109,222
Young Innovations, Inc.	1,928	61,715

		13,493,540

	Number of Shares	Value (Note 1)

Health Care Providers & Services (1.3%)
Allied Healthcare International, Inc.*	21,585	$54,178
America Service Group, Inc.	244,700	3,704,758
American Dental Partners, Inc.*	7,447	100,609
AMERIGROUP Corp.*	22,035	967,777
AMN Healthcare Services, Inc.*	8,977	55,119
Amsurg Corp.*	15,427	323,196
Assisted Living Concepts, Inc., Class A*	4,956	161,219
BioScrip, Inc.*	5,300	27,719
Capital Senior Living Corp.*	13,600	91,120
CardioNet, Inc.*	8,819	41,273
Centene Corp.*	24,263	614,824
Chindex International, Inc.*	3,973	65,515
Continucare Corp.*	3,830	17,924
Cross Country Healthcare, Inc.*	15,609	132,208
Five Star Quality Care, Inc.*	15,746	111,324
Gentiva Health Services, Inc.*	9,520	253,232
Hanger Orthopedic Group, Inc.*	6,442	136,506
HealthSouth Corp.*	2,636	54,592
Healthspring, Inc.*	28,492	755,893
Healthways, Inc.*	17,002	189,742
Kindred Healthcare, Inc.*	19,500	358,215
Magellan Health Services, Inc.*	16,440	777,283
MedCath Corp.*	10,232	142,736
Molina Healthcare, Inc.*	2,737	76,225
National Healthcare Corp.	4,417	204,375
Owens & Minor, Inc.	6,624	194,944
PharMerica Corp.*	9,248	105,890
RehabCare Group, Inc.*	10,023	237,545
Select Medical Holdings Corp.*	24,929	182,231
Skilled Healthcare Group, Inc., Class A*	9,802	88,022
Sun Healthcare Group, Inc.*	12,330	156,098
Triple-S Management Corp., Class B*	10,038	191,525
Universal American Corp.	15,230	311,454
WellCare Health Plans, Inc.*	20,814	628,999

		11,514,270

Health Care Technology (0.0%)
Vital Images, Inc.*	2,147	30,015

Life Sciences Tools & Services (0.9%)
Accelrys, Inc.*	12,803	106,265
Affymetrix, Inc.*	31,426	158,073
Albany Molecular Research, Inc.*	12,088	67,935
Cambrex Corp.*	15,101	78,072
Kendle International, Inc.*	7,034	76,600
Mettler-Toledo International, Inc.*	27,500	4,158,275
Pharmaceutical Product Development, Inc.	108,800	2,952,832

		7,598,052

Pharmaceuticals (0.3%)
BMP Sunstone Corp.*	11,267	111,656
Caraco Pharmaceutical Laboratories Ltd.*	3,000	13,620
Cornerstone Therapeutics, Inc.*	4,108	23,785

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Cypress Bioscience, Inc.*	17,016	$110,264
Impax Laboratories, Inc.*	3,349	67,348
Lannett Co., Inc.*	3,854	21,544
Medicines Co.*	11,928	168,543
Medicis Pharmaceutical Corp., Class A	30,128	807,129
Par Pharmaceutical Cos., Inc.*	17,582	677,083
Sucampo Pharmaceuticals, Inc., Class A*	5,407	20,763
SuperGen, Inc.*	26,798	70,211
ViroPharma, Inc.*	38,833	672,587

		2,764,533

Total Health Care		37,102,156

Industrials (20.6%)
Aerospace & Defense (1.0%)
AAR Corp.*	19,234	528,358
Applied Signal Technology, Inc.	3,510	132,994
Ceradyne, Inc.*	85,551	2,697,423
Cubic Corp.	4,392	207,083
Curtiss-Wright Corp.	22,435	744,842
Ducommun, Inc.	5,254	114,432
Esterline Technologies Corp.*	14,601	1,001,483
GenCorp, Inc.*	26,950	139,331
Global Defense Technology & Systems, Inc.*	1,635	27,566
Herley Industries, Inc.*	6,782	117,464
Hexcel Corp.*	8,428	152,463
Kratos Defense & Security Solutions, Inc.*	7,801	102,739
Ladish Co., Inc.*	7,710	374,783
LMI Aerospace, Inc.*	4,382	70,068
Moog, Inc., Class A*	22,273	886,465
Orbital Sciences Corp.*	16,613	284,581
Teledyne Technologies, Inc.*	12,958	569,763
Triumph Group, Inc.	8,180	731,374

		8,883,212

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	26,474	209,145
Atlas Air Worldwide Holdings, Inc.*	12,675	707,645
Dynamex, Inc.*	2,779	68,808

		985,598

Airlines (0.8%)
AirTran Holdings, Inc.*	66,189	489,137
Alaska Air Group, Inc.*	16,451	932,607
Hawaiian Holdings, Inc.*	19,183	150,395
JetBlue Airways Corp.*	119,244	788,203
Pinnacle Airlines Corp.*	9,046	71,463
Republic Airways Holdings, Inc.*	23,566	172,503
SkyWest, Inc.	226,673	3,540,632
U.S. Airways Group, Inc.*	79,022	791,010

		6,935,950

Building Products (2.1%)
A.O. Smith Corp.	32,655	1,243,502
American Woodmark Corp.	100,283	2,460,945

	Number of Shares	Value (Note 1)

Ameron International Corp.	4,542	$346,872
Apogee Enterprises, Inc.	191,431	2,578,576
Builders FirstSource, Inc.*	19,024	37,477
Gibraltar Industries, Inc.*	218,578	2,966,103
Griffon Corp.*	22,188	282,675
Insteel Industries, Inc.	8,481	105,928
PGT, Inc.*	6,868	16,827
Quanex Building Products Corp.	14,969	283,962
Simpson Manufacturing Co., Inc.	101,726	3,144,351
Universal Forest Products, Inc.	117,271	4,561,842

		18,029,060

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	173,817	4,571,387
ACCO Brands Corp.*	27,438	233,772
American Reprographics Co.*	15,611	118,488
Brink’s Co.	3,768	101,284
Copart, Inc.*	85,000	3,174,750
Courier Corp.	5,096	79,090
Deluxe Corp.	1,591	36,625
EnergySolutions, Inc.	44,185	246,110
Ennis, Inc.	10,308	176,267
Fuel Tech, Inc.*	8,980	87,196
G&K Services, Inc., Class A	9,241	285,639
GEO Group, Inc.*	13,609	335,598
Kimball International, Inc., Class B	15,666	108,095
M&F Worldwide Corp.*	5,075	117,233
McGrath RentCorp	7,046	184,746
Metalico, Inc.*	18,786	110,462
Mine Safety Appliances Co.	88,434	2,752,950
Mobile Mini, Inc.*	218,089	4,294,172
Multi-Color Corp.	4,959	96,502
Steelcase, Inc., Class A	33,332	352,319
Sykes Enterprises, Inc.*	17,977	364,214
Team, Inc.*	170,682	4,130,504
UniFirst Corp.	6,995	385,075
United Stationers, Inc.*	4,408	281,275
Viad Corp.	9,006	229,383

		22,853,136

Construction & Engineering (1.9%)
Argan, Inc.*	3,185	29,525
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	90,000	2,961,000
Comfort Systems USA, Inc.	18,800	247,596
Dycom Industries, Inc.*	17,338	255,736
EMCOR Group, Inc.*	95,796	2,776,168
Furmanite Corp.*	370,000	2,556,700
Granite Construction, Inc.	132,119	3,624,024
Great Lakes Dredge & Dock Corp.	18,863	139,020
Insituform Technologies, Inc., Class A*	2,746	72,796
Layne Christensen Co.*	9,605	330,604
MasTec, Inc.*	26,019	379,617
Michael Baker Corp.*	3,436	106,860
MYR Group, Inc.*	8,425	176,925
Northwest Pipe Co.*	4,595	110,418
Orion Marine Group, Inc.*	205,000	2,378,000
Pike Electric Corp.*	8,239	70,691

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Primoris Services Corp.	8,685	$82,855
Sterling Construction Co., Inc.*	8,070	105,233
Tutor Perini Corp.	12,781	273,641

		16,677,409

Electrical Equipment (1.3%)
Advanced Battery Technologies, Inc.*	10,246	39,447
AZZ, Inc.	413	16,524
Baldor Electric Co.	1,343	84,663
Brady Corp., Class A	118,774	3,873,220
Broadwind Energy, Inc.*	33,966	78,461
Encore Wire Corp.	9,153	229,557
EnerSys*	16,801	539,648
Franklin Electric Co., Inc.	52,978	2,061,904
Generac Holdings, Inc.*	6,100	98,637
Hoku Corp.*	7,817	20,637
LSI Industries, Inc.	9,637	81,529
Powell Industries, Inc.*	36,594	1,203,211
Preformed Line Products Co.	1,043	61,042
Roper Industries, Inc.	35,000	2,675,050

		11,063,530

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	85,000	3,377,900
Seaboard Corp.	156	310,596
Standex International Corp.	5,065	151,494
Tredegar Corp.	11,212	217,289
United Capital Corp.*	919	29,867

		4,087,146

Machinery (5.5%)
Alamo Group, Inc.	2,972	82,681
Albany International Corp., Class A	11,053	261,846
American Railcar Industries, Inc.*	4,736	104,808
Ampco-Pittsburgh Corp.	3,836	107,600
Astec Industries, Inc.*	93,107	3,017,598
Barnes Group, Inc.	3,054	63,126
Briggs & Stratton Corp.	110,381	2,173,402
Cascade Corp.	4,486	212,098
Chart Industries, Inc.*	14,019	473,562
CIRCOR International, Inc.	40,947	1,731,239
CLARCOR, Inc.	1,490	63,906
CNH Global N.V.*	13,500	644,490
Columbus McKinnon Corp.*	9,491	192,857
Commercial Vehicle Group, Inc.*	12,048	195,780
Douglas Dynamics, Inc.	5,631	85,310
Dynamic Materials Corp.	3,784	85,405
EnPro Industries, Inc.*	5,997	249,235
ESCO Technologies, Inc.	12,958	490,331
Federal Signal Corp.	30,774	211,110
Flow International Corp.*	100	409
Force Protection, Inc.*	34,423	189,671
FreightCar America, Inc.	5,895	170,601
Gardner Denver, Inc.	63,400	4,363,188
Graco, Inc.	95,000	3,747,750
Greenbrier Cos., Inc.*	9,407	197,453
Kadant, Inc.*	4,600	108,422
Kennametal, Inc.	97,900	3,863,134

	Number of Shares	Value (Note 1)

L.B. Foster Co., Class A*	5,083	$208,098
Lincoln Electric Holdings, Inc.	44,000	2,871,880
Lydall, Inc.*	8,445	67,982
Met-Pro Corp.	7,029	83,012
Miller Industries, Inc.	5,025	71,506
Mueller Industries, Inc.	146,896	4,803,499
Mueller Water Products, Inc., Class A	5,126	21,375
NACCO Industries, Inc., Class A	220	23,841
Nordson Corp.	44,500	4,088,660
Robbins & Myers, Inc.	13,191	471,974
Tecumseh Products Co., Class A*	9,310	121,495
Timken Co.	26,000	1,240,980
Titan International, Inc.	14,857	290,306
Trinity Industries, Inc.	192,400	5,119,764
Twin Disc, Inc.	3,600	107,496
Wabash National Corp.*	260,715	3,089,473
Watts Water Technologies, Inc., Class A	74,213	2,715,454

		48,483,807

Marine (0.5%)
Baltic Trading Ltd.	8,051	82,201
Eagle Bulk Shipping, Inc.*	31,071	154,733
Excel Maritime Carriers Ltd.*	19,341	108,890
Genco Shipping & Trading Ltd.*	12,898	185,731
Horizon Lines, Inc., Class A	15,009	65,589
International Shipholding Corp.	2,759	70,079
Kirby Corp.*	73,000	3,215,650
Ultrapetrol Bahamas Ltd.*	11,241	72,280

		3,955,153

Professional Services (0.5%)
Administaff, Inc.	71,000	2,080,300
Barrett Business Services, Inc.	1,349	20,977
CBIZ, Inc.*	9,471	59,099
CDI Corp.	5,462	101,539
CRA International, Inc.*	4,535	106,618
Dolan Co.*	8,469	117,888
GP Strategies Corp.*	5,446	55,767
Heidrick & Struggles International, Inc.	8,033	230,145
Hill International, Inc.*	9,834	63,626
Huron Consulting Group, Inc.*	7,399	195,704
ICF International, Inc.*	5,545	142,617
Kelly Services, Inc., Class A*	11,669	219,377
Korn/Ferry International*	21,550	498,021
LECG Corp.*	10,754	14,841
Navigant Consulting, Inc.*	19,123	175,932
On Assignment, Inc.*	16,390	133,578
School Specialty, Inc.*	6,029	83,984
SFN Group, Inc.*	22,375	218,380
TrueBlue, Inc.*	8,167	146,924
VSE Corp.	1,051	34,704

		4,700,021

Road & Rail (2.4%)
Amerco, Inc.*	4,128	396,453
Arkansas Best Corp.	12,646	346,753

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Celadon Group, Inc.*	4,021	$59,471
Genesee & Wyoming, Inc., Class A*	162,200	8,588,490
Marten Transport Ltd.	131,491	2,811,278
Old Dominion Freight Line, Inc.*	2,082	66,603
P.A.M. Transportation Services, Inc.*	2,364	26,524
Patriot Transportation Holding, Inc.*	701	65,165
Quality Distribution, Inc.*	3,294	29,942
RailAmerica, Inc.*	11,364	147,164
Roadrunner Transportation Systems, Inc.*	2,073	29,976
Saia, Inc.*	233,006	3,865,569
Universal Truckload Services, Inc.*	3,093	49,241
USA Truck, Inc.*	3,966	52,470
Vitran Corp., Inc.*	300,000	3,936,000
Werner Enterprises, Inc.	18,075	408,495

		20,879,594

Trading Companies & Distributors (1.4%)
Aceto Corp.	12,677	114,093
Aircastle Ltd.	25,262	263,988
Applied Industrial Technologies, Inc.	50,000	1,624,000
CAI International, Inc.*	3,263	63,955
DXP Enterprises, Inc.*	145,000	3,480,000
H&E Equipment Services, Inc.*	14,000	161,980
Interline Brands, Inc.*	15,000	341,550
Kaman Corp.	5,905	171,658
Lawson Products, Inc.	2,101	52,294
RSC Holdings, Inc.*	24,180	235,513
Rush Enterprises, Inc., Class A*	15,748	321,889
SeaCube Container Leasing Ltd.	4,815	67,699
TAL International Group, Inc.	141,429	4,365,913
Titan Machinery, Inc.*	4,365	84,245
United Rentals, Inc.*	29,951	681,385

		12,030,162

Total Industrials		179,563,778

Information Technology (4.2%)
Communications Equipment (0.5%)
Anaren, Inc.*	6,484	135,191
Arris Group, Inc.*	50,493	566,531
Aviat Networks, Inc.*	29,814	151,157
Bel Fuse, Inc., Class B	5,009	119,715
BigBand Networks, Inc.*	13,070	36,596
Black Box Corp.	8,809	337,297
Comtech Telecommunications Corp.	8,869	245,937
Digi International, Inc.*	10,480	116,328
EMS Technologies, Inc.*	7,147	141,368
Emulex Corp.*	39,822	464,325
Extreme Networks, Inc.*	33,009	101,998
Globecomm Systems, Inc.*	10,283	102,830
Harmonic, Inc.*	37,929	325,052
Infinera Corp.*	3,204	33,097
Oplink Communications, Inc.*	6,310	116,546
Opnext, Inc.*	21,395	37,655

	Number of Shares	Value (Note 1)

PC-Tel, Inc.*	9,900	$59,400
Powerwave Technologies, Inc.*	66,455	168,796
SeaChange International, Inc.*	7,551	64,561
Sonus Networks, Inc.*	18,067	48,239
Sycamore Networks, Inc.	9,642	198,529
Symmetricom, Inc.*	22,075	156,512
Tekelec*	29,576	352,250
UTStarcom, Inc.*	58,519	120,549
ViaSat, Inc.*	10,362	460,176

		4,660,635

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	14,417	251,721
Cray, Inc.*	10,055	71,893
Electronics for Imaging, Inc.*	22,709	324,966
Hutchinson Technology, Inc.*	11,496	42,650
Imation Corp.*	14,856	153,165
Intermec, Inc.*	9,696	122,751
Intevac, Inc.*	6,894	96,585
Novatel Wireless, Inc.*	13,813	131,914
Quantum Corp.*	9,565	35,582
Rimage Corp.*	4,775	71,195
Silicon Graphics International Corp.*	14,287	129,012

		1,431,434

Electronic Equipment, Instruments & Components (1.6%)
Agilysys, Inc.*	8,300	46,729
Anixter International, Inc.	6,901	412,197
Benchmark Electronics, Inc.*	284,432	5,165,285
Checkpoint Systems, Inc.*	11,965	245,881
Cognex Corp.	4,214	123,976
Coherent, Inc.*	3,963	178,890
CPI International, Inc.*	3,300	63,855
CTS Corp.	12,214	135,087
Daktronics, Inc.	13,575	216,114
Electro Rent Corp.	8,249	133,304
Electro Scientific Industries, Inc.*	12,585	201,738
Gerber Scientific, Inc.*	12,482	98,233
Insight Enterprises, Inc.*	17,352	228,352
L-1 Identity Solutions, Inc.*	37,824	450,484
Littelfuse, Inc.	1,606	75,578
Measurement Specialties, Inc.*	7,170	210,440
Mercury Computer Systems, Inc.*	10,200	187,476
Methode Electronics, Inc.	7,988	103,604
Multi-Fineline Electronix, Inc.*	681	18,040
Newport Corp.*	12,819	222,666
OSI Systems, Inc.*	2,077	75,520
Park Electrochemical Corp.	4,012	120,360
PC Connection, Inc.*	4,829	42,785
RadiSys Corp.*	3,257	28,987
Richardson Electronics Ltd.	5,246	61,326
Rofin-Sinar Technologies, Inc.*	97,596	3,458,802
Rogers Corp.*	5,293	202,457
Scansource, Inc.*	13,391	427,173
SMART Modular Technologies (WWH), Inc.*	10,763	61,995
Spectrum Control, Inc.*	4,079	61,144
SYNNEX Corp.*	11,067	345,290
Tessco Technologies, Inc.	1,132	18,055

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

TTM Technologies, Inc.*	30,389	$453,100
X-Rite, Inc.*	16,400	74,948
Zygo Corp.*	7,504	91,774

		14,041,645

Internet Software & Services (0.3%)
DealerTrack Holdings, Inc.*	3,269	65,609
Digital River, Inc.*	17,053	586,964
EarthLink, Inc.	53,700	461,820
InfoSpace, Inc.*	15,575	129,273
Internap Network Services Corp.*	26,047	158,366
j2 Global Communications, Inc.*	6,838	197,960
Keynote Systems, Inc.	5,604	81,930
Knot, Inc.*	6,869	67,866
Limelight Networks, Inc.*	3,569	20,736
Marchex, Inc., Class B	9,969	95,104
ModusLink Global Solutions, Inc.*	20,914	140,124
Perficient, Inc.*	3,781	47,263
RealNetworks, Inc.*	41,446	174,073
TechTarget, Inc.*	2,495	19,785
United Online, Inc.	33,929	223,931
ValueClick, Inc.*	8,819	141,369

		2,612,173

IT Services (0.3%)
CACI International, Inc., Class A*	13,888	741,619
CIBER, Inc.*	31,396	146,933
Computer Task Group, Inc.*	2,589	28,168
CSG Systems International, Inc.*	9,109	172,524
Euronet Worldwide, Inc.*	24,105	420,391
Global Cash Access Holdings, Inc.*	2,600	8,294
Hackett Group, Inc.*	5,827	20,453
Integral Systems, Inc.*	8,471	83,948
ManTech International Corp., Class A*	964	39,842
Online Resources Corp.*	8,869	41,241
SRA International, Inc., Class A*	19,744	403,765
Tier Technologies, Inc.*	4,128	24,727
Unisys Corp.*	12,682	328,337
Virtusa Corp.*	3,195	52,270

		2,512,512

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Analogic Technologies, Inc.*	16,787	67,316
Advanced Energy Industries, Inc.*	6,674	91,033
Alpha & Omega Semiconductor Ltd.*	2,272	29,150
ANADIGICS, Inc.*	8,640	59,875
ATMI, Inc.*	14,742	293,955
Axcelis Technologies, Inc.*	46,873	162,181
AXT, Inc.*	9,140	95,422
Brooks Automation, Inc.*	13,454	122,028
Cabot Microelectronics Corp.*	9,119	377,982

	Number of Shares	Value (Note 1)

Cohu, Inc.	188,697	$3,128,596
Cymer, Inc.*	11,271	507,984
DSP Group, Inc.*	11,614	94,538
Energy Conversion Devices, Inc.*	17,505	80,523
Entegris, Inc.*	44,373	331,466
Evergreen Solar, Inc.*	94,622	55,165
Exar Corp.*	16,019	111,813
FEI Co.*	13,605	359,308
FormFactor, Inc.*	24,469	217,285
GSI Technology, Inc.*	2,920	23,652
Ikanos Communications, Inc.*	12,508	16,761
Integrated Device Technology, Inc.*	29,961	199,540
Integrated Silicon Solution, Inc.*	1,424	11,435
IXYS Corp.*	4,544	52,801
Kopin Corp.*	20,463	85,126
Microsemi Corp.*	25,186	576,759
MKS Instruments, Inc.*	14,631	358,313
OmniVision Technologies, Inc.*	6,152	182,161
Pericom Semiconductor Corp.*	11,263	123,668
Photronics, Inc.*	26,468	156,426
Sigma Designs, Inc.*	13,013	184,394
Silicon Image, Inc.*	9,118	67,017
Standard Microsystems Corp.*	7,732	222,914
Tessera Technologies, Inc.*	10,362	229,518
Trident Microsystems, Inc.*	32,000	56,960
Ultratech, Inc.*	2,319	46,102
Zoran Corp.*	22,716	199,901

		8,979,068

Software (0.3%)
CDC Corp., Class A*	16,223	56,943
Epicor Software Corp.*	9,693	97,899
EPIQ Systems, Inc.	15,161	208,160
ePlus, Inc.*	1,875	44,325
Fair Isaac Corp.	20,642	482,404
FalconStor Software, Inc.*	8,058	26,994
JDA Software Group, Inc.*	16,904	473,312
Mentor Graphics Corp.*	30,552	366,624
Quest Software, Inc.*	2,947	81,750
RealD, Inc.*	3,828	99,222
RealPage, Inc.*	1,761	54,468
S1 Corp.*	25,897	178,689
Smith Micro Software, Inc.*	1,954	30,756
Sonic Solutions, Inc.*	4,894	73,410
Take-Two Interactive Software, Inc.*	32,143	393,430
TeleCommunication Systems, Inc., Class A*	13,380	62,485
THQ, Inc.*	6,700	40,602
VASCO Data Security International, Inc.*	2,881	23,422

		2,794,895

Total Information Technology		37,032,362

Materials (5.4%)
Chemicals (2.4%)
A. Schulman, Inc.	22,135	506,670
American Vanguard Corp.	10,285	87,834

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Arch Chemicals, Inc.	4,358	$165,299
Cabot Corp.	78,400	2,951,760
Ferro Corp.*	23,834	348,930
Georgia Gulf Corp.*	16,529	397,688
H.B. Fuller Co.	122,294	2,509,473
Hawkins, Inc.	775	34,410
Innophos Holdings, Inc.	7,860	283,589
Kraton Performance Polymers, Inc.*	872	26,988
Landec Corp.*	10,940	65,421
Minerals Technologies, Inc.	8,536	558,340
NL Industries, Inc.	2,000	22,320
Olin Corp.	16,036	329,059
OM Group, Inc.*	15,122	582,348
PolyOne Corp.*	13,244	165,418
Quaker Chemical Corp.	1,545	64,380
Rockwood Holdings, Inc.*	6,554	256,392
RPM International, Inc.	181,700	4,015,570
Sensient Technologies Corp.	68,273	2,507,667
Spartech Corp.*	8,418	78,793
TPC Group, Inc.*	3,873	117,429
W.R. Grace & Co.*	29,886	1,049,895
Westlake Chemical Corp.	81,746	3,553,499
Zoltek Cos., Inc.*	13,855	160,025

		20,839,197

Construction Materials (0.1%)
Headwaters, Inc.*	30,121	137,954
Texas Industries, Inc.	10,284	470,802

		608,756

Containers & Packaging (0.5%)
AEP Industries, Inc.*	1,241	32,204
AptarGroup, Inc.	48,000	2,283,360
Boise, Inc.	34,398	272,776
Graham Packaging Co., Inc.*	7,881	102,768
Graphic Packaging Holding Co.*	54,850	213,366
Myers Industries, Inc.	17,362	169,106
Rock-Tenn Co., Class A	12,483	673,458
Silgan Holdings, Inc.	13,132	470,257

		4,217,295

Metals & Mining (2.1%)
A.M. Castle & Co.*	8,343	153,595
Brush Engineered Materials, Inc.*	9,175	354,522
Century Aluminum Co.*	31,405	487,720
Coeur d’Alene Mines Corp.*	40,399	1,103,701
Commercial Metals Co.	125,000	2,073,750
Contango ORE, Inc.*	198	2,079
Haynes International, Inc.	5,247	219,482
Hecla Mining Co.*	125,386	1,411,846
Horsehead Holding Corp.*	20,345	265,299
Kaiser Aluminum Corp.	7,293	365,306
Metals USA Holdings Corp.*	2,676	40,782
Molycorp, Inc.*	7,053	351,945
Olympic Steel, Inc.	4,558	130,723
Reliance Steel & Aluminum Co.	94,500	4,828,950
RTI International Metals, Inc.*	12,937	349,040
Steel Dynamics, Inc.	215,000	3,934,500

	Number of Shares	Value (Note 1)

Thompson Creek Metals Co., Inc.*	71,861	$1,057,794
U.S. Energy Corp. Wyoming*	13,216	80,353
United States Steel Corp.	11,000	642,620
Universal Stainless & Alloy Products, Inc.*	3,388	105,977
Worthington Industries, Inc.	10,796	198,646

		18,158,630

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	19,158	402,510
Clearwater Paper Corp.*	1,388	108,680
KapStone Paper and Packaging Corp.*	18,832	288,130
Louisiana-Pacific Corp.*	62,675	592,906
Neenah Paper, Inc.	3,746	73,721
P.H. Glatfelter Co.	106,598	1,307,957
Wausau Paper Corp.	21,152	182,119

		2,956,023

Total Materials		46,779,901

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.5%)
Cincinnati Bell, Inc.*	72,559	203,165
Consolidated Communications Holdings, Inc.	2,811	54,252
General Communication, Inc., Class A*	20,593	260,707
Global Crossing Ltd.*	5,952	76,900
Globalstar, Inc.*	34,308	49,747
Hughes Communications, Inc.*	1,629	65,877
IDT Corp., Class B	7,042	180,627
Iridium Communications, Inc.*	16,812	138,699
PAETEC Holding Corp.*	19,864	74,291
Premiere Global Services, Inc.*	459,646	3,125,593
Vonage Holdings Corp.*	30,674	68,710

		4,298,568

Wireless Telecommunication Services (0.0%)
FiberTower Corp.*	22,390	99,859
ICO Global Communications Holdings Ltd.*	19,187	28,781
USA Mobility, Inc.	4,670	82,986

		211,626

Total Telecommunication Services		4,510,194

Utilities (3.0%)
Electric Utilities (1.6%)
Allete, Inc.	15,285	569,519
Central Vermont Public Service Corp.	6,125	133,892
Cleco Corp.	29,738	914,741
El Paso Electric Co.*	21,875	602,219
Empire District Electric Co.	19,749	438,428
IDACORP, Inc.	23,471	867,958
MGE Energy, Inc.	11,464	490,201
NV Energy, Inc.	295,800	4,155,990
Otter Tail Corp.	16,617	374,547
PNM Resources, Inc.	215,662	2,807,919

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Portland General Electric Co.	37,199	$807,218
UIL Holdings Corp.	24,873	745,195
UniSource Energy Corp.	17,951	643,364
Unitil Corp.	5,263	119,681

		13,670,872

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	4,739	196,763
Energen Corp.	53,100	2,562,606
Laclede Group, Inc.	10,992	401,648
New Jersey Resources Corp.	19,988	861,683
Nicor, Inc.	21,939	1,095,195
Northwest Natural Gas Co.	12,913	600,067
Piedmont Natural Gas Co., Inc.	34,550	966,018
South Jersey Industries, Inc.	12,014	634,579
Southwest Gas Corp.	21,817	800,029
WGL Holdings, Inc.	24,387	872,323

		8,990,911

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	50,147	281,826

Multi-Utilities (0.2%)
Avista Corp.	26,894	605,653
Black Hills Corp.	19,271	578,130
CH Energy Group, Inc.	7,843	383,444
NorthWestern Corp.	17,875	515,336

		2,082,563

Water Utilities (0.2%)
American States Water Co.	9,328	321,536
Artesian Resources Corp., Class A	3,266	61,891
California Water Service Group	9,841	366,774
Connecticut Water Service, Inc.	4,315	120,302
Consolidated Water Co., Ltd.	7,352	67,418
Middlesex Water Co.	6,890	126,431
SJW Corp.	6,578	174,120
York Water Co.	6,393	110,535

		1,349,007

Total Utilities		26,375,179

Total Common Stocks (79.5%) (Cost $578,566,941)		694,768,753

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
Investment Companies (0.0%)
Kayne Anderson Energy Development Co.	5,060	$91,131
THL Credit, Inc.	4,471	58,168

Total Investment Companies (0.0%) (Cost $117,836)		149,299

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc.
(Zero Coupon), 12/31/15†	$4,611	$4,611

Total Financials		4,611

Total Corporate Bonds		4,611

Total Long-Term Debt Securities (0.0%) (Cost $4,611)		4,611

	Number of Shares	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (18.0%)
BlackRock Liquidity Funds TempFund
0.17%‡	156,815,286	156,815,286

	Principal Amount	Value (Note 1)
Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 1/3/11	$11,416,656	11,416,656

Total Short-Term Investments (19.3%) (Cost $168,231,942)		168,231,942

Total Investments (98.8%) (Cost $746,921,330)		863,154,605
Other Assets Less Liabilities (1.2%)		10,633,551

Net Assets (100%)		$873,788,156

*	Non-income producing.
†	Securities (totaling $4,611 or 0.0% of net assets) at fair value by management.
‡	Affiliated company as defined under the Investment Company Act of 1940.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$309,502,114	$152,686,828	$156,815,286	$179,915	$1,449

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

At December 31, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 12/31/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	2,156	March-11	$164,426,062	$168,663,880	$4,237,818

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$103,879,219	$—	$—	$103,879,219
Consumer Staples	15,713,190	—	—	15,713,190
Energy	79,820,929	—	—	79,820,929
Financials	163,991,845	—	—	163,991,845
Health Care	37,102,156	—	—	37,102,156
Industrials	179,563,778	—	—	179,563,778
Information Technology	37,032,362	—	—	37,032,362
Materials	46,779,901	—	—	46,779,901
Telecommunication Services	4,510,194	—	—	4,510,194
Utilities	26,375,179	—	—	26,375,179
Corporate Bonds
Financials	—	—	4,611	4,611
Futures	4,237,818	—	—	4,237,818
Investment Companies
Investment Companies	149,299	—	—	149,299
Short-Term Investments	—	168,231,942	—	168,231,942

Total Assets	$699,155,870	$168,231,942	$4,611	$867,392,423

Total Liabilities	$—	$—	$—	$—

Total	$699,155,870	$168,231,942	$4,611	$867,392,423

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Financials	Investments in Corporate Bonds-Financials
Balance as of 12/31/09	$1,124	$—
Total gains or losses (realized/unrealized) included in earnings	(1,124)	—
Purchases, sales, issuances, and settlements (net)	—	4,611
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 12/31/10	$—	$4,611
The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at year ending 12/31/10.	$—	$—

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	4,237,818	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$4,237,818

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	14,389,811	—	—	14,389,811
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$14,389,811	$—	$—	$14,389,811

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	4,036,653	—	—	4,036,653
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$4,036,653	$—	$—	$4,036,653

The Portfolio futures contracts with an average notional balance of approximately $95,908,000 during the year ended December 31, 2010.

^ This Portfolio held futures contracts as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$138,962,607
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$372,181,706

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,896,966
Aggregate gross unrealized depreciation	(45,705,861)

Net unrealized appreciation	$112,191,105

Federal income tax cost of investments	$750,963,500

The Portfolio has a net capital loss carryforward of $434,433,080 of which $174,903,499 expires in the year 2016 and $259,529,581 expires in the year 2017. The Portfolio utilized net capital loss carryforward of $62,659,780 during 2010.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $156,815,286)	$156,815,286
Unaffiliated Issuers (Cost $590,106,044)	706,339,319
Cash	1,167
Cash held as collateral at broker	12,456,000
Dividends, interest and other receivables	755,379
Receivable for securities sold	137,876
Receivable from Separate Accounts for Trust shares sold	97,472
Receivable from investment sub-advisor	9,365

Total assets	876,611,864

LIABILITIES
Variation margin payable on futures contracts	1,099,560
Investment management fees payable	408,956
Distribution fees payable - Class B	394,319
Payable to Separate Accounts for Trust shares redeemed	370,194
Administrative fees payable	273,690
Payable for securities purchased	216,623
Trustees’ fees payable	2,029
Accrued expenses	58,337

Total liabilities	2,823,708

NET ASSETS	$873,788,156

Net assets were comprised of:
Paid in capital	$1,195,551,259
Accumulated undistributed net investment income (loss)	443,341
Accumulated undistributed net realized gains (losses) on investments and futures	(442,677,537)
Net unrealized appreciation (depreciation) on investments and futures	120,471,093

Net assets	$873,788,156

Class A
Net asset value, offering and redemption price per share, $227,923,771 / 21,132,038 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.79

Class B
Net asset value, offering and redemption price per share, $645,864,385 / 59,831,102 shares outstanding (unlimited amount authorized: $0.001 par value)	$10.79

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends ($179,915 of dividend income received from affiliates) (net of $98 foreign withholding tax)	$11,987,825
Interest	2,687
Securities lending (net)	6,331

Total income	11,996,843

EXPENSES
Investment management fees	6,824,460
Distribution fees - Class B	1,486,372
Administrative fees	1,298,560
Custodian fees	93,200
Printing and mailing expenses	66,501
Professional fees	58,356
Trustees’ fees	11,839
Miscellaneous	13,048

Gross expenses	9,852,336
Less: Reimbursement from sub-advisor	(62,415)
Fees paid indirectly	(5,261)

Net expenses	9,784,660

NET INVESTMENT INCOME (LOSS)	2,212,183

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	59,970,987
Futures	14,389,811
Net distributions of realized gain received from Underlying Portfolio (All realized gains received from affiliates)	1,449

Net realized gain (loss)	74,362,247

Change in unrealized appreciation (depreciation) on:
Securities	97,904,253
Futures	4,036,653

Net change in unrealized appreciation (depreciation)	101,940,906

NET REALIZED AND UNREALIZED GAIN (LOSS)	176,303,153

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,515,336

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$2,212,183	$7,060,567
Net realized gain (loss) on investments, futures and net distributions of realized gain received from Underlying Portfolio	74,362,247	(213,420,089)
Net change in unrealized appreciation (depreciation) on investments and futures	101,940,906	387,328,005

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	178,515,336	180,968,483

DIVIDENDS:
Dividends from net investment income
Class A	(877,770)	(2,290,689)
Class B	(871,758)	(5,214,890)

TOTAL DIVIDENDS	(1,749,528)	(7,505,579)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 443,048 and 1,463,202 shares, respectively ]	4,117,393	10,041,375
Capital shares issued in reinvestment of dividends [ 82,194 and 268,471 shares, respectively ]	877,770	2,290,689
Capital shares repurchased [ (2,602,441) and (13,588,645) shares, respectively ]	(25,728,990)	(108,397,361)

Total Class A transactions	(20,733,827)	(96,065,297)

Class B
Capital shares sold [ 7,416,979 and 6,304,512 shares, respectively ]	69,475,000	45,034,173
Capital shares issued in reinvestment of dividends [ 81,555 and 610,630 shares, respectively ]	871,758	5,214,890
Capital shares repurchased [ (14,627,474) and (13,083,686) shares, respectively ]	(135,262,737)	(94,275,320)

Total Class B transactions	(64,915,979)	(44,026,257)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(85,649,806)	(140,091,554)

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,116,002	33,371,350
NET ASSETS:
Beginning of year	782,672,154	749,300,804

End of year (a)	$873,788,156	$782,672,154

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$443,341	$(204,868)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010	2009	2008	2007		2006
Net asset value, beginning of year	$8.67	$6.92	$11.23	$13.70		$13.37

Income (loss) from investment operations:
Net investment income (loss)	0.04 (e)	0.08 (e)	0.05 (e)	0.10	(e)	0.07	(e)
Net realized and unrealized gain (loss) on investments and futures	2.12	1.77	(4.28)	(1.42)		2.09

Total from investment operations	2.16	1.85	(4.23)	(1.32)		2.16

Less distributions:
Dividends from net investment income	(0.04)	(0.10)	(0.04)	(0.07)		(0.08)
Distributions from net realized gains	—	—	(0.04)	(1.08)		(1.75)

Total dividends and distributions	(0.04)	(0.10)	(0.08)	(1.15)		(1.83)

Net asset value, end of year	$10.79	$8.67	$6.92	$11.23		$13.70

Total return	24.93%	26.76%	(37.75)%	(9.62)%		16.38%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$227,924	$201,332	$242,715	$628,684		$577,637
Ratio of expenses to average net assets:
After waivers and reimbursements	1.03%	1.05%	1.23%	1.07	%(c)	0.85	%(c)
After waivers, reimbursements and fees paid indirectly	1.03%	0.77%	1.17%	1.06%		0.77	%(c)
Before waivers, reimbursements and fees paid indirectly	1.04%	1.05%	1.23%	1.10%		0.85	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.45%	0.82%	0.42%	0.71%		0.40	%(c)
After waivers, reimbursements and fees paid indirectly	0.45%	1.09%	0.47%	0.72%		0.47	%(c)
Before waivers, reimbursements and fees paid indirectly	0.44%	0.82%	0.42%	0.68%		0.40	%(c)
Portfolio turnover rate	20%	63%	98%	103%		114%

	Year Ended December 31,
Class B	2010	2009	2008	2007		2006
Net asset value, beginning of year	$8.68	$6.93	$11.24	$13.71		$13.38

Income (loss) from investment operations:
Net investment income (loss)	0.02 (e)	0.06 (e)	0.02 (e)	0.07	(e)	0.03	(e)
Net realized and unrealized gain (loss) on investments and futures	2.10	1.77	(4.27)	(1.42)		2.09

Total from investment operations	2.12	1.83	(4.25)	(1.35)		2.12

Less distributions:
Dividends from net investment income	(0.01)	(0.08)	(0.02)	(0.04)		(0.04)
Distributions from net realized gains	—	—	(0.04)	(1.08)		(1.75)

Total dividends and distributions	(0.01)	(0.08)	(0.06)	(1.12)		(1.79)

Net asset value, end of year	$10.79	$8.68	$6.93	$11.24		$13.71

Total return	24.48%	26.40%	(37.87)%	(9.84)%		16.07%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$645,864	$581,340	$506,586	$980,945		$1,326,859
Ratio of expenses to average net assets:
After waivers and reimbursements	1.28%	1.30%	1.48%	1.32	%(c)	1.10	%(c)
After waivers, reimbursements and fees paid indirectly	1.28%	1.03%	1.42%	1.31	%(c)	1.02	%(c)
Before waivers, reimbursements and fees paid indirectly	1.29%	1.30%	1.48%	1.35	%(c)	1.10	%(c)
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements	0.20%	0.60%	0.17%	0.48%		0.15	%(c)
After waivers, reimbursements and fees paid indirectly	0.20%	0.87%	0.23%	0.50%		0.22	%(c)
Before waivers, reimbursements and fees paid indirectly	0.19%	0.60%	0.17%	0.46%		0.15	%(c)
Portfolio turnover rate	20%	63%	98%	103%		114%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

(c)	Reflects overall fund ratios for investment income and non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

PORTFOLIO ADVISERS

➢	AXA Equitable Life Insurance Company

➢	RCM Capital Management LLC

➢	SSgA Funds Management, Inc.

➢	Wellington Management Company, LLP

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	5 Years	Since Incept.*
Portfolio – Class A Shares	18.02%	4.85%	3.42%
Portfolio – Class B Shares	17.74	4.60	3.16
S&P North American Technology Sector Index	12.65	5.83	2.81
* Date of inception 12/31/01 Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 18.02% for the year ended December 31, 2010. The Portfolio’s benchmark, S&P North American Technology Sector Index returned 12.65% over the same period.

The following commentary describes key factors (such as stock selection and sector allocation decisions) that helped or hurt the Portfolio’s performance relative to its benchmark. Another allocated portion of the Portfolio, managed by SSgA Funds Management, Inc., is designed to track the performance of the Portfolio’s benchmark.

Portfolio Highlights

What helped performance during the year:

•

Many investors have identified “cloud computing” as a major paradigm shift for the Information Technology industry. The Portfolio held several companies perceived as “driving” the cloud, such as F5 Networks, Riverbed, Salesforce.com, SuccessFactors, Intuit and TIBCO. All of these stocks rose during the year and contributed to the Portfolio’s performance.

•	Portfolio holding Apple that continued to execute during the year with big hit products such as the iPhone 4 and iPad tablet computers, also aided performance.

•	As a result of the popularity for the iPad and the desire for consumers to stream content directly to personal devices, shares of Netflix rose, making the company a leading contributor to performance.

•

An underweight position in Cisco helped relative results. Shares of this leading supplier of networking equipment, software, and services for corporate data networks fell on weaker-than-expected revenue guidance as spending from state and local governments slowed sharply due to budget concerns.

•	A leading driver of outperformance was security selection in the Computers & Peripherals, Communications Equipment, Semiconductors & Semiconductor Equipment, and IT Service industries.

•	Applied Micro Circuits, a provider of manufacturing equipment, services, and software to the global semiconductor industry, benefited from demand in datacom/telecoms bandwith needs.

•	Individual contributors to performance were found in the Consumer Discretionary sector and included Amazon.com Inc. and priceline.com Inc.

What hurt performance during the year:

•

The Portfolio’s alternative energy investments generally were disappointing. Concern over the risk of lower government subsidies in Germany caused the stocks to sell off during the year. Top detractors included SunPower, First Solar, and Aixtron.

•

Research In Motion, a wireless handset manufacturer and services provider, detracted from performance due to concerns about enterprise spending on technology and increased competition from other smart phones.

•	Shares of Skyworth Digital, China’s largest TV manufacturer, declined sharply due to weaker than expected demand for flat panel TVs in China.

•	Securities that hurt performance included Cisco Systems Inc., Hewlett-Packard Co. and Microsoft Corp., all securities in the Information Technology sector.

•	Certain Exchange Traded Funds held by the Portfolio also slightly underperformed the benchmark.

Sector Weightings as of 12/31/10	% of Net Assets
Exchange Traded Funds	19.6%
Software	16.4
Semiconductors & Semiconductor Equipment	14.4
Computers & Peripherals	11.1
Communications Equipment	10.5
Internet Software & Services	8.5
IT Services	7.9
Consumer Discretionary	4.3
Electronic Equipment, Instruments & Components	3.9
Industrials	0.4
Telecommunication Services	0.2
Office Electronics	0.2
Cash and Other	2.6

100.0%

MULTIMANAGER TECHNOLOGY PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,293.20	$6.65
Hypothetical (5% average return before expenses)	1,000.00	1,019.41	5.85
Class B
Actual	1,000.00	1,292.60	8.09
Hypothetical (5% average return before expenses)	1,000.00	1,018.15	7.12

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 1.15% and 1.40%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (4.3%)
Auto Components (0.1%)
Johnson Controls, Inc.	9,680	$369,776

Automobiles (0.0%)
Tesla Motors, Inc.*	1,350	35,951

Diversified Consumer Services (0.0%)
Strayer Education, Inc.	1,843	280,541

Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. (ADR)*	29,260	1,183,567

Household Durables (0.1%)
Skyworth Digital Holdings Ltd.	1,080,903	641,077

Internet & Catalog Retail (3.9%)
Amazon.com, Inc.*	70,110	12,619,800
Blue Nile, Inc.*	1,200	68,472
E-Commerce China Dangdang, Inc. (ADR)*	7,597	205,651
Expedia, Inc.	15,100	378,859
Netflix, Inc.*	59,990	10,540,243
Nutrisystem, Inc.	2,100	44,163
priceline.com, Inc.*	6,890	2,752,899

		26,610,087

Total Consumer Discretionary		29,120,999

Industrials (0.4%)
Electrical Equipment (0.3%)
Cooper Industries plc	18,915	1,102,555
Nidec Corp.	4,800	485,380

		1,587,935

Professional Services (0.1%)
Huron Consulting Group, Inc.*	28,215	746,287

Total Industrials		2,334,222

Information Technology (72.9%)
Communications Equipment (10.5%)
AAC Acoustic Technologies Holdings, Inc.	486,000	1,297,409
Acme Packet, Inc.*	57,990	3,082,748
ADTRAN, Inc.	274,022	9,922,337
Arris Group, Inc.*	10,000	112,200
Aruba Networks, Inc.*	5,400	112,752
Blue Coat Systems, Inc.*	3,500	104,545
Brocade Communications Systems, Inc.*	36,000	190,440
Ciena Corp.*	7,700	162,085
Cisco Systems, Inc.*	495,295	10,019,818
CommScope, Inc.*	7,100	221,662
Comtech Telecommunications Corp.	2,300	63,779
DG FastChannel, Inc.*	1,800	51,984
EchoStar Corp., Class A*	2,800	69,916
Emulex Corp.*	50,200	585,332
F5 Networks, Inc.*	74,525	9,700,174
Finisar Corp.*	5,700	169,233
Harris Corp.	9,600	434,880
HTC Corp.	8,930	275,650

	Number of Shares	Value (Note 1)

Infinera Corp.*	2,300	$23,759
InterDigital, Inc.*	3,600	149,904
Ixia*	3,500	58,730
JDS Uniphase Corp.*	138,350	2,003,308
Juniper Networks, Inc.*	39,300	1,450,956
Loral Space & Communications, Inc.*	800	61,200
Motorola, Inc.*	176,700	1,602,669
NETGEAR, Inc.*	2,700	90,936
Plantronics, Inc.	4,000	148,880
Polycom, Inc.*	26,875	1,047,588
QUALCOMM, Inc.	284,345	14,072,234
Research In Motion Ltd.*	34,900	2,028,737
Riverbed Technology, Inc.*	328,725	11,561,258
Sonus Networks, Inc.*	23,200	61,944
Sycamore Networks, Inc.	1,100	22,649
Tekelec*	5,600	66,696
Tellabs, Inc.	27,500	186,450
ViaSat, Inc.*	3,400	150,994

		71,365,836

Computers & Peripherals (11.1%)
Acer, Inc.	227,029	701,570
Acer, Inc. (GDR)(m)	1,566	24,430
Apple, Inc.*	175,485	56,604,442
Avid Technology, Inc.*	1,800	31,428
Dell, Inc.*	126,300	1,711,365
Diebold, Inc.	4,900	157,045
Electronics for Imaging, Inc.*	3,800	54,378
EMC Corp.*	154,500	3,538,050
Hewlett-Packard Co.	187,895	7,910,379
Intermec, Inc.*	3,400	43,044
Lexmark International, Inc., Class A*	5,900	205,438
NCR Corp.*	11,900	182,903
NetApp, Inc.*	37,794	2,077,158
QLogic Corp.*	7,900	134,458
SanDisk Corp.*	17,500	872,550
Seagate Technology plc*	35,300	530,559
STEC, Inc.*	3,800	67,070
Synaptics, Inc.*	2,800	82,264
Western Digital Corp.*	17,100	579,690

		75,508,221

Electronic Equipment, Instruments & Components (3.9%)
Amphenol Corp., Class A	75,060	3,961,667
Anixter International, Inc.	2,000	119,460
Arrow Electronics, Inc.*	8,600	294,550
Avnet, Inc.*	11,300	373,239
AVX Corp.	3,600	55,548
Benchmark Electronics, Inc.*	5,200	94,432
Celestica, Inc.*	15,400	149,380
Cognex Corp.	3,000	88,260
Coherent, Inc.*	1,900	85,766
Corning, Inc.	161,000	3,110,520
Delta Electronics, Inc.	141,490	691,521
Digital China Holdings Ltd.	505,130	944,909
Dolby Laboratories, Inc., Class A*	22,210	1,481,407
FLIR Systems, Inc.*	11,800	351,050
Hitachi Ltd.	1,062,000	5,663,826
Hon Hai Precision Industry Co., Ltd.	168,082	677,366

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Ingram Micro, Inc., Class A*	11,700	$223,353
IPG Photonics Corp.*	1,900	60,078
Itron, Inc.*	3,300	182,985
Jabil Circuit, Inc.	14,200	285,278
L-1 Identity Solutions, Inc.*	7,000	83,370
LG Display Co., Ltd.*	21,930	769,067
LG Display Co., Ltd. (ADR)	42,036	746,139
Littelfuse, Inc.	1,700	80,002
Molex, Inc.	10,300	234,016
National Instruments Corp.	4,400	165,616
Nippon Electric Glass Co., Ltd.	191,000	2,757,137
Plexus Corp.*	3,300	102,102
Power-One, Inc.*	7,900	80,580
Rofin-Sinar Technologies, Inc.*	2,300	81,512
Samsung Electro-Mechanics Co., Ltd.*	494	53,975
Sanmina-SCI Corp.*	6,800	78,064
SYNNEX Corp.*	1,800	56,160
Synnex Technology International Corp.	95,150	256,831
Tech Data Corp.*	3,900	171,678
Trimble Navigation Ltd.*	9,000	359,370
TTM Technologies, Inc.*	3,200	47,712
Tyco Electronics Ltd.	33,600	1,189,440
Vishay Intertechnology, Inc.*	12,300	180,564

		26,387,930

Internet Software & Services (8.5%)
Akamai Technologies, Inc.*	13,600	639,880
Ancestry.com, Inc.*	1,200	33,984
AOL, Inc.*	8,000	189,680
Baidu, Inc. (ADR)*	71,510	6,902,860
ChinaCache International Holdings Ltd. (ADR)*	4,582	95,306
DealerTrack Holdings, Inc.*	3,300	66,231
Digital River, Inc.*	3,300	113,586
EarthLink, Inc.	8,900	76,540
eBay, Inc.*	109,510	3,047,663
Equinix, Inc.*	3,400	276,284
Google, Inc., Class A*	47,443	28,179,719
GSI Commerce, Inc.*	5,000	116,000
IAC/InterActiveCorp*	6,600	189,420
j2 Global Communications, Inc.*	3,800	110,010
Kakaku.com, Inc.	32	190,368
LogMeIn, Inc.*	1,200	53,208
Monster Worldwide, Inc.*	9,700	229,211
NetEase.com, Inc. (ADR)*	96,410	3,485,221
Open Text Corp.*	4,300	198,058
OpenTable, Inc.*	1,100	77,528
Rackspace Hosting, Inc.*	7,200	226,152
SAVVIS, Inc.*	3,000	76,560
SINA Corp.*	56,500	3,888,330
Tencent Holdings Ltd.	40,940	889,611
ValueClick, Inc.*	6,900	110,607
VeriSign, Inc.	55,156	1,801,947
WebMD Health Corp.*	3,667	187,237
Yahoo!, Inc.*	341,390	5,677,316
Youku.com, Inc. (ADR)*	4,104	143,681

		57,272,198

IT Services (7.9%)
Accenture plc, Class A	82,266	3,989,078

	Number of Shares	Value (Note 1)

Acxiom Corp.*	6,700	$114,905
Alliance Data Systems Corp.*	33,864	2,405,360
Automatic Data Processing, Inc.	93,926	4,346,895
Broadridge Financial Solutions, Inc.	9,300	203,949
CACI International, Inc., Class A*	2,500	133,500
Cognizant Technology Solutions Corp., Class A*	77,040	5,646,262
Computer Sciences Corp.	11,500	570,400
Convergys Corp.*	10,300	135,651
CoreLogic, Inc.	7,800	144,456
DST Systems, Inc.	2,700	119,745
Euronet Worldwide, Inc.*	4,300	74,992
ExlService Holdings, Inc.*	16,994	365,031
Fidelity National Information Services, Inc.	19,650	538,213
Fiserv, Inc.*	11,100	650,016
Gartner, Inc.*	5,500	182,600
Genpact Ltd.*	28,653	435,526
Global Payments, Inc.	8,940	413,117
hiSoft Technology International Ltd. (ADR)*	24,040	726,008
iGATE Corp.	2,200	43,362
International Business Machines Corp.	115,208	16,907,926
iSoftstone Holdings Ltd. (ADR)*	800	14,536
Jack Henry & Associates, Inc.	6,400	186,560
Lender Processing Services, Inc.	6,800	200,736
ManTech International Corp., Class A*	1,700	70,261
Mastercard, Inc., Class A	7,300	1,636,003
MAXIMUS, Inc.	1,400	91,812
NeuStar, Inc., Class A*	5,500	143,275
Paychex, Inc.	24,100	744,931
SAIC, Inc.*	21,900	347,334
Sapient Corp.	160,237	1,938,868
SRA International, Inc., Class A*	2,800	57,260
Syntel, Inc.	1,000	47,790
TeleTech Holdings, Inc.*	2,200	45,298
Teradata Corp.*	55,304	2,276,313
Total System Services, Inc.	12,200	187,636
Unisys Corp.*	2,700	69,903
VeriFone Systems, Inc.*	6,400	246,784
Visa, Inc., Class A	45,365	3,192,789
Western Union Co.	196,550	3,649,933
Wright Express Corp.*	3,200	147,200

		53,442,214

Office Electronics (0.2%)
Xerox Corp.	103,454	1,191,790
Zebra Technologies Corp., Class A*	4,700	178,553

		1,370,343

Semiconductors & Semiconductor Equipment (14.4%)
Advanced Micro Devices, Inc.*	42,700	349,286
Aixtron SE	91,360	3,370,139
Altera Corp.	23,300	829,014
Amkor Technology, Inc.*	9,400	69,466
Analog Devices, Inc.	186,455	7,023,760
Applied Materials, Inc.	100,500	1,412,025

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

ASM Pacific Technology Ltd.	72,700	$918,945
Atheros Communications, Inc.*	5,300	190,376
Atmel Corp.*	101,770	1,253,806
Avago Technologies Ltd.	99,600	2,835,612
Broadcom Corp., Class A	180,375	7,855,331
Cavium Networks, Inc.*	19,020	716,674
Cirrus Logic, Inc.*	36,730	586,945
Cree, Inc.*	120,200	7,919,978
Cymer, Inc.*	2,500	112,675
Cypress Semiconductor Corp.*	221,050	4,107,109
Diodes, Inc.*	2,700	72,873
Epistar Corp.	13,000	47,485
Fairchild Semiconductor International, Inc.*	10,400	162,344
FEI Co.*	3,200	84,512
First Solar, Inc.*	16,090	2,093,953
GT Solar International, Inc.*	5,300	48,336
Hittite Microwave Corp.*	1,800	109,872
Integrated Device Technology, Inc.*	13,200	87,912
Intel Corp.	627,480	13,195,905
International Rectifier Corp.*	5,800	172,202
Intersil Corp., Class A	9,300	142,011
KLA-Tencor Corp.	12,500	483,000
Lam Research Corp.*	9,200	476,376
Linear Technology Corp.	16,800	581,112
LSI Corp.*	250,610	1,501,154
Marvell Technology Group Ltd.*	42,200	782,810
Maxim Integrated Products, Inc.	55,485	1,310,556
MediaTek, Inc.	43,093	617,061
MEMC Electronic Materials, Inc.*	17,000	191,420
Micrel, Inc.	3,700	48,063
Microchip Technology, Inc.	13,900	475,519
Micron Technology, Inc.*	63,900	512,478
Microsemi Corp.*	6,900	158,010
MKS Instruments, Inc.*	4,200	102,858
National Semiconductor Corp.	17,900	246,304
Netlogic Microsystems, Inc.*	3,700	116,217
Novellus Systems, Inc.*	6,700	216,544
NVIDIA Corp.*	43,300	666,820
OmniVision Technologies, Inc.*	3,000	88,830
ON Semiconductor Corp.*	331,325	3,273,491
PMC-Sierra, Inc.*	18,900	162,351
Power Integrations, Inc.	2,400	96,336
Rambus, Inc.*	7,400	151,552
RF Micro Devices, Inc.*	22,500	165,375
Richtek Technology Corp.	51,210	426,801
Samsung Electronics Co., Ltd.	859	718,293
Semtech Corp.*	5,100	115,464
Seoul Semiconductor Co., Ltd.*	80,255	2,874,584
Silicon Laboratories, Inc.*	5,190	238,844
Skyworks Solutions, Inc.*	240,964	6,898,799
SMA Solar Technology AG	1,830	169,957
Spansion, Inc., Class A*	45,955	951,269
SunPower Corp., Class A*	7,300	93,659
SunPower Corp., Class B*	148,035	1,837,114
Teradyne, Inc.*	13,500	189,540
Tessera Technologies, Inc.*	4,200	93,030
Texas Instruments, Inc.	290,660	9,446,450
TriQuint Semiconductor, Inc.*	12,500	146,125
Varian Semiconductor Equipment Associates, Inc.*	5,500	203,335

	Number of Shares	Value (Note 1)

Veeco Instruments, Inc.*	98,460	$4,229,842
Xilinx, Inc.	22,380	648,572

		97,474,461

Software (16.4%)
Activision Blizzard, Inc.	38,700	481,428
Adobe Systems, Inc.*	38,000	1,169,640
Advent Software, Inc.*	1,200	69,504
ANSYS, Inc.*	6,800	354,076
Ariba, Inc.*	5,900	138,591
AsiaInfo-Linkage, Inc.*	26,970	446,893
Aspen Technology, Inc.*	4,600	58,420
Autodesk, Inc.*	17,000	649,400
Blackbaud, Inc.	3,700	95,830
Blackboard, Inc.*	2,900	119,770
BMC Software, Inc.*	62,060	2,925,508
CA, Inc.	28,600	698,984
Cadence Design Systems, Inc.*	22,200	183,372
Citrix Systems, Inc.*	116,365	7,960,530
CommVault Systems, Inc.*	3,500	100,170
Compuware Corp.*	16,300	190,221
Concur Technologies, Inc.*	3,400	176,562
Electronic Arts, Inc.*	24,800	406,224
FactSet Research Systems, Inc.	3,500	328,160
Fair Isaac Corp.	3,400	79,458
Fortinet, Inc.*	3,100	100,285
Informatica Corp.*	109,890	4,838,457
Intuit, Inc.*	190,000	9,367,000
JDA Software Group, Inc.*	3,300	92,400
Lawson Software, Inc.*	10,000	92,500
Longtop Financial Technologies Ltd. (ADR)*	66,245	2,396,744
McAfee, Inc.*	11,500	532,565
Mentor Graphics Corp.*	9,100	109,200
MICROS Systems, Inc.*	6,000	263,160
Microsoft Corp.	846,784	23,642,209
MicroStrategy, Inc., Class A*	600	51,282
NetSuite, Inc.*	1,200	30,000
Novell, Inc.*	29,400	174,048
Nuance Communications, Inc.*	17,400	316,332
Oracle Corp.	448,748	14,045,812
Parametric Technology Corp.*	9,600	216,288
Pegasystems, Inc.	1,200	43,956
Progress Software Corp.*	3,600	152,352
Quest Software, Inc.*	4,500	124,830
RealD, Inc.*	1,200	31,104
Red Hat, Inc.*	165,015	7,532,935
Rovi Corp.*	15,280	947,513
Salesforce.com, Inc.*	92,225	12,173,700
SolarWinds, Inc.*	2,400	46,200
Solera Holdings, Inc.	5,200	266,864
SuccessFactors, Inc.*	198,610	5,751,746
Symantec Corp.*	57,900	969,246
Synopsys, Inc.*	11,100	298,701
Take-Two Interactive Software, Inc.*	7,100	86,904
Taleo Corp., Class A*	3,300	91,245
TIBCO Software, Inc.*	411,050	8,101,795
TiVo, Inc.*	9,600	82,848
Ultimate Software Group, Inc.*	1,900	92,397
VanceInfo Technologies, Inc. (ADR)*	23,060	796,492

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

	Number of Shares	Value (Note 1)

Verint Systems, Inc.*	1,100	$34,870
VMware, Inc., Class A*	1,470	130,698
Websense, Inc.*	3,500	70,875

		110,728,294

Total Information Technology		493,549,497

Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
China Unicom Hong Kong Ltd. (ADR)	60,560	862,980

Wireless Telecommunication Services (0.0%)
American Tower Corp., Class A*	3,095	159,826

Total Telecommunication Services		1,022,806

Total Common Stocks (77.8%) (Cost $384,328,327)		526,027,524

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(19.6%)
iShares S&P North American Technology Sector Index Fund	234,750	14,190,637
Technology Select Sector SPDR Fund	4,531,700	114,108,206

	Number of Shares	Value (Note 1)

Vanguard Information Technology Index ETF	71,000	$4,367,913

Total Investment Companies (19.6%) (Cost $98,778,930)		132,666,756

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.2%)
JPMorgan Chase Nassau 0.000%, 1/3/11 (Cost $15,132,322)	$15,132,322	15,132,322

Total Investments (99.6%) (Cost $498,239,579)		673,826,602
Other Assets Less Liabilities (0.4%)		2,843,990

Net Assets (100%)		$676,670,592

*	Non-income producing.
(m)	Regulations S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$28,479,922	$641,077	$—	$29,120,999
Industrials	1,848,842	485,380	—	2,334,222
Information Technology	469,117,256	24,432,241	—	493,549,497
Telecommunication Services	1,022,806	—	—	1,022,806
Investment Companies
Exchange Traded Funds (ETFs)	132,666,756	—	—	132,666,756
Short-Term Investments	—	15,132,322	—	15,132,322

Total Assets	$633,135,582	$40,691,020	$—	$673,826,602

Total Liabilities	$—	$—	$—	$—

Total	$633,135,582	$40,691,020	$—	$673,826,602

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Fair Values of Derivative Instruments as of December 31, 2010:

Statement of Assets and Liabilities
Derivatives Not Accounted for as Hedging Instruments^	Asset Derivatives	Fair Value
Interest rate contracts	Receivables, Net Assets - Unrealized appreciation	$—	*
Foreign exchange contracts	Receivables	—
Credit contracts	Receivables	—
Equity contracts	Receivables, Net Assets - Unrealized appreciation	—	*
Commodity contracts	Receivables	—
Other contracts	Receivables	—

Total		$—

Liability Derivatives
Interest rate contracts	Payables, Net Assets - Unrealized depreciation	$—	*
Foreign exchange contracts	Payables	—
Credit contracts	Payables	—
Equity contracts	Payables, Net Assets - Unrealized depreciation	—	*
Commodity contracts	Payables	—
Other contracts	Payables	—

Total		$—

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2010:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	14,001	—	14,001
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$14,001	$—	$14,001

Amount of Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives Not Accounted for as Hedging Instruments^	Options	Futures	Forward Currency Contracts	Swaps	Total
Interest rate contracts	$—	$—	$—	$—	$—
Foreign exchange contracts	—	—	—	—	—
Credit contracts	—	—	—	—	—
Equity contracts	—	—	—	—	—
Commodity contracts	—	—	—	—	—
Other contracts	—	—	—	—	—

Total	$—	$—	$—	$—	$—

The Portfolio held forward foreign currency contracts with an average settlement value of approximately $254,000 during the year ended December 31, 2010.

^ This Portfolio held forward foreign currency as a substitute for investing in conventional securities and hedging and in an attempt to enhance returns.

See Notes to Financial Statements.

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PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Stocks	$495,435,534
Net Proceeds of Sales and Redemptions:
Stocks	$548,226,028

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,575,938
Aggregate gross unrealized depreciation	(2,476,214)

Net unrealized appreciation	$153,099,724

Federal income tax cost of investments	$520,726,878

The Portfolio has a net capital loss carryforward of $146,004,461 of which $8,812,389 expires in the year 2011, $18,596,528 expires in the year 2016 and $118,595,544 expires in the year 2017. The Portfolio utilized a net capital loss carryforward of $55,095,249 during 2010.

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value (Cost $498,239,579)	$673,826,602
Foreign cash (Cost $3,670,059)	3,801,634
Receivable for securities sold	2,397,163
Receivable from Separate Accounts for Trust shares sold	480,719
Dividends, interest and other receivables	60,466
Other assets	1,469

Total assets	680,568,053

LIABILITIES
Payable for securities purchased	2,394,485
Payable to Separate Accounts for Trust shares redeemed	635,435
Investment management fees payable	542,817
Distribution fees payable - Class B	142,075
Administrative fees payable	100,525
Trustees’ fees payable	7,955
Accrued expenses	74,169

Total liabilities	3,897,461

NET ASSETS	$676,670,592

Net assets were comprised of:
Paid in capital	$669,444,883
Accumulated undistributed net investment income (loss)	(5,466)
Accumulated undistributed net realized gains (losses) on investments and foreign currency transactions	(168,491,760)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	175,722,935

Net assets	$676,670,592

Class A
Net asset value, offering and redemption price per share, $12,775,993 / 975,057 shares outstanding (unlimited amount authorized: $0.001 par value)	$13.10

Class B
Net asset value, offering and redemption price per share, $663,894,599 / 51,832,752 shares outstanding (unlimited amount authorized: $0.001 par value)	$12.81

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (net of $33,557 foreign withholding tax)	$4,871,604
Interest (net of $51 foreign withholdings tax)	509
Securities lending (net)	17,135

Total income	4,889,248

EXPENSES
Investment management fees	5,764,792
Distribution fees - Class B	1,487,771
Administrative fees	999,330
Custodian fees	110,300
Professional fees	62,090
Printing and mailing expenses	50,200
Trustees’ fees	8,946
Miscellaneous	18,602

Gross expenses	8,502,031
Less: Fees paid indirectly	(94,471)

Net expenses	8,407,560

NET INVESTMENT INCOME (LOSS)	(3,518,312)

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	65,594,007
Foreign currency transactions	41,910

Net realized gain (loss)	65,635,917

Change in unrealized appreciation (depreciation) on:
Securities	36,920,922
Foreign currency translations	121,217

Net change in unrealized appreciation (depreciation)	37,042,139

NET REALIZED AND UNREALIZED GAIN (LOSS)	102,678,056

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,159,744

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(3,518,312)	$(1,484,687)
Net realized gain (loss) on investments and foreign currency transactions	65,635,917	(73,589,328)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	37,042,139	285,172,643

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	99,159,744	210,098,628

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 92,965 and 188,682 shares, respectively ]	1,061,997	1,664,376
Capital shares repurchased [ (193,997) and (132,240) shares, respectively ]	(2,231,169)	(1,072,283)

Total Class A transactions	(1,169,172)	592,093

Class B
Capital shares sold [ 13,429,600 and 21,774,382 shares, respectively ]	150,104,131	190,294,003
Capital shares repurchased [ (16,929,890) and (14,791,991) shares, respectively ]	(185,518,398)	(125,909,355)

Total Class B transactions	(35,414,267)	64,384,648

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(36,583,439)	64,976,741

TOTAL INCREASE (DECREASE) IN NET ASSETS	62,576,305	275,075,369
NET ASSETS:
Beginning of year	614,094,287	339,018,918

End of year (a)	$676,670,592	$614,094,287

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$(5,466)	$(6,941)

See Notes to Financial Statements.

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MULTIMANAGER TECHNOLOGY PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008		2007		2006
Net asset value, beginning of year	$11.10		$6.99		$13.18		$11.12		$10.34

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(e)	(0.01	)(e)	(0.05	)(e)	(0.08	)(e)	(0.07	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.04		4.12		(6.14)		2.14		0.85

Total from investment operations	2.00		4.11		(6.19)		2.06		0.78

Net asset value, end of year	$13.10		$11.10		$6.99		$13.18		$11.12

Total return	18.02%		58.80%		(46.97)%		18.53%		7.54%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$12,776		$11,949		$7,124		$36,248		$28,469
Ratio of expenses to average net assets:
After fees paid indirectly	1.14%		1.09%		1.41%		1.41%		1.39%
Before fees paid indirectly	1.16%		1.19%		1.42%		1.42%		1.43%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.34)%		(0.08)%		(0.41)%		(0.62)%		(0.69)%
Before fees paid indirectly	(0.35)%		(0.19)%		(0.42)%		(0.63)%		(0.72)%
Portfolio turnover rate	84%		129%		148%		132%		163%

	Year Ended December 31,
Class B	2010		2009		2008		2007		2006
Net asset value, beginning of year	$10.88		$6.86		$12.98		$10.98		$10.23

Income (loss) from investment operations:
Net investment income (loss)	(0.06	)(e)	(0.03	)(e)	(0.07	)(e)	(0.11	)(e)	(0.10	)(e)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.99		4.05		(6.05)		2.11		0.85

Total from investment operations	1.93		4.02		(6.12)		2.00		0.75

Net asset value, end of year	$12.81		$10.88		$6.86		$12.98		$10.98

Total return	17.74%		58.60%		(47.15)%		18.21%		7.33%

Ratios/Supplemental Data:
Net assets, end of year (000’s)	$663,895		$602,145		$331,894		$656,676		$516,556
Ratio of expenses to average net assets:
After fees paid indirectly	1.39%		1.34%		1.66	%(c)	1.66%		1.64%
Before fees paid indirectly	1.41%		1.44%		1.67	%(c)	1.67%		1.68%
Ratio of net investment income (loss) to average net assets:
After fees paid indirectly	(0.58)%		(0.33)%		(0.73)%		(0.87)%		(0.94)%
Before fees paid indirectly	(0.60)%		(0.43)%		(0.74)%		(0.88)%		(0.97)%
Portfolio turnover rate	84%		129%		148%		132%		163%

(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.

See Notes to Financial Statements.

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	Since Incept.*
Portfolio – Class A Shares	11.02%	1.84%
Portfolio – Class B Shares	10.61	1.58
S&P 500 Index	15.06	1.32
Barclays Capital U.S. Aggregate Bond Index	6.54	6.19
MSCI EAFE Index	7.75	(0.28)
* Date of inception 8/31/06. Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 11.02% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 12 underlying EQ Advisors Trust and AXA Premier VIP Portfolios. These included 8 equity portfolios and 4 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (37.0%) and high yield bonds (0.9%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (12.5%), large cap value stocks (12.6%), international stocks (23.3%) and small and mid cap stocks (13.6%).

•

Among the underlying equity portfolios, the best performing portfolio was the Multimanager Mid Cap Growth Portfolio. Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive, return.

•	During the course of the year, the EQ/Quality Bond PLUS Portfolio was dropped from the underlying portfolio lineup and the EQ/PIMCO Ultra Short Bond Portfolio was added.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
EQ/Core Bond Index Portfolio	20.4%
EQ/Equity 500 Index Portfolio	19.2
EQ/Global Multi-Sector Equity Portfolio	14.5
EQ/International ETF Portfolio	13.1
Multimanager Multi-Sector Bond Portfolio	9.2
EQ/Global Bond PLUS Portfolio	7.2
Multimanager Large Cap Value Portfolio	4.3
EQ/Small Company Index Portfolio	3.3
Multimanager Mid Cap Value Portfolio	3.2
Multimanager Aggressive Equity Portfolio	3.0
Multimanager Mid Cap Growth Portfolio	2.0
EQ/PIMCO Ultra Short Bond Portfolio	0.6

TARGET 2015 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,154.70	$1.90
Hypothetical (5% average return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,153.30	3.26
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	3.06

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,854,840	$18,005,147
EQ/Equity 500 Index Portfolio‡	769,660	16,883,687
EQ/Global Bond PLUS Portfolio‡	633,230	6,318,986
EQ/Global Multi-Sector Equity Portfolio‡	1,023,705	12,793,237
EQ/International ETF Portfolio‡	1,615,652	11,552,389
EQ/PIMCO Ultra Short Bond Portfolio‡	50,304	500,333
EQ/Small Company Index Portfolio‡	281,123	2,956,406
Multimanager Aggressive Equity Portfolio‡	95,866	2,617,187
Multimanager Large Cap Value Portfolio‡	390,891	3,823,190
Multimanager Mid Cap Growth Portfolio*‡	190,710	1,762,707
Multimanager Mid Cap Value Portfolio‡	278,718	2,807,168
Multimanager Multi-Sector Bond Portfolio‡	2,081,205	8,084,768

Total Investment Companies (100.5%) (Cost $78,887,510)		88,105,205

	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 0.000%, 1/3/11 (Cost $227,667)	$227,667	$227,667

Total Investments (100.8%) (Cost $79,115,177)		88,332,872
Other Assets Less Liabilities (-0.8%)		(715,181)

Net Assets (100%)		$87,617,691

‡	Affiliated company as defined under the Investment Company Act of 1940.
*	Non-income producing.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$17,570,196	$4,905,194	$4,935,671	$18,005,147	$445,252	$119,049
EQ/Equity 500 Index Portfolio	18,717,898	4,100,390	9,977,414	16,883,687	274,615	(1,789,830)
EQ/Global Bond PLUS Portfolio	2,345,774	5,094,988	983,825	6,318,986	193,139	74,465
EQ/Global Multi-Sector Equity Portfolio	11,054,803	2,965,995	3,085,751	12,793,237	167,787	(672,664)
EQ/International ETF Portfolio	11,114,508	3,309,783	5,239,111	11,552,389	219,916	(1,717,715)
EQ/PIMCO Ultra Short Bond Portfolio	—	500,000	—	500,333	—	—
EQ/Quality Bond PLUS Portfolio	675,211	840,315	1,514,078	—	—	74,933
EQ/Small Company Index Portfolio	3,379,482	1,698,772	3,114,894	2,956,406	32,857	(334,008)
Multimanager Aggressive Equity Portfolio	2,206,176	442,156	413,223	2,617,187	20,702	(11,289)
Multimanager Large Cap Value Portfolio	3,534,974	617,377	937,486	3,823,190	41,515	(197,367)
Multimanager Mid Cap Growth Portfolio	244,230	1,562,925	392,153	1,762,707	—	17,385
Multimanager Mid Cap Value Portfolio	2,217,760	340,740	293,946	2,807,168	26,020	(8,163)
Multimanager Multi-Sector Bond Portfolio	4,898,169	4,396,449	1,933,308	8,084,768	233,308	(527,273)

	$77,959,181	$30,775,084	$32,820,860	$88,105,205	$1,655,111	$(4,972,477)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (Including Quoted Prices for Similar Securities, Interest Rates, Prepayment Speeds, Credit Risk, etc.)	Level 3 Significant Unobservable Inputs (Including the Portfolio’s Own Assumptions in Determining the Fair Value of Investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$88,105,205	$—	$88,105,205
Short-Term Investments	—	227,667	—	227,667

Total Assets	$—	$88,332,872	$—	$88,332,872

Total Liabilities	$—	$—	$—	$—

Total	$—	$88,332,872	$—	$88,332,872

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$30,775,084
Net Proceeds of Sales and Redemptions:
Investment Companies	$27,584,778

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,494,330
Aggregate gross unrealized depreciation	(339,690)

Net unrealized appreciation	$9,154,640

Federal income tax cost of investments	$79,178,232

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $78,887,510)	$88,105,205
Unaffiliated Issuers (Cost $227,667)	227,667
Receivable from Separate Accounts for Trust shares sold	8,000
Other assets	61

Total assets	88,340,933

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	642,125
Administrative fees payable	14,003
Distribution fees payable - Class B	9,036
Payable for securities purchased	5,310
Investment management fees payable	3,847
Trustees’ fees payable	140
Accrued expenses	48,781

Total liabilities	723,242

NET ASSETS	$87,617,691

Net assets were comprised of:
Paid in capital	$96,731,319
Accumulated undistributed net investment income (loss)	919
Accumulated undistributed net realized gain (loss) on investments	(18,332,242)
Unrealized appreciation (depreciation) on investments	9,217,695

Net assets	$87,617,691

Class A
Net asset value, offering and redemption price per share, $44,737,102 / 4,960,160 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.02

Class B
Net asset value, offering and redemption price per share, $42,880,589 / 4,752,297 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.02

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,655,111
Interest	2

Total income	1,655,113

EXPENSES
Administrative fees	154,685
Distribution fees - Class B	94,545
Investment management fees	81,456
Custodian fees	75,100
Professional fees	48,370
Printing and mailing expenses	11,529
Trustees’ fees	1,197
Miscellaneous	3,320

Gross expenses	470,202
Less: Waiver from investment advisor	(90,474)

Net expenses	379,728

NET INVESTMENT INCOME (LOSS)	1,275,385

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(5,236,082)
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	263,605

Net realized gain (loss)	(4,972,477)
Net change in unrealized appreciation (depreciation) on securities	12,191,800

NET REALIZED AND UNREALIZED GAIN (LOSS)	7,219,323

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,494,708

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,275,385	$2,531,383
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(4,972,477)	(8,219,896)
Net change in unrealized appreciation (depreciation) on investments	12,191,800	18,452,478

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	8,494,708	12,763,965

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(736,246)	(1,614,306)
Class B	(571,464)	(1,282,611)

	(1,307,710)	(2,896,917)

Distributions from net realized capital gains
Class A	(246,737)	(67,832)
Class B	(227,139)	(57,790)

	(473,876)	(125,622)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,781,586)	(3,022,539)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 710,741 and 734,573 shares, respectively ]	6,104,578	5,551,763
Capital shares issued in reinvestment of dividends and distributions [ 109,539 and 202,770 shares, respectively ]	982,983	1,682,138
Capital shares repurchased [ (945,474) and (471,085) shares, respectively ]	(8,145,301)	(3,621,161)

Total Class A transactions	(1,057,740)	3,612,740

Class B
Capital shares sold [ 1,753,907 and 2,170,695 shares, respectively ]	15,029,177	16,161,152
Capital shares issued in reinvestment of dividends and distributions [ 88,951 and 161,500 shares, respectively ]	798,603	1,340,401
Capital shares repurchased [ (1,383,752) and (1,301,954) shares, respectively ]	(11,740,849)	(9,501,524)

Total Class B transactions	4,086,931	8,000,029

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	3,029,191	11,612,769

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,742,313	21,354,195
NET ASSETS:
Beginning of year	77,875,378	56,521,183

End of year (a)	$87,617,691	$77,875,378

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$919	$110,270

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,							August 31, 2006* to December 31, 2006
Class A	2010	2009		2008		2007
Net asset value, beginning of period	$8.30	$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.14 (e)	0.30	(e)	0.40	(e)	0.26	(e)	0.23	(e)
Net realized and unrealized gain (loss) on investments	0.78	1.17		(3.69)		0.53		0.56

Total from investment operations	0.92	1.47		(3.29)		0.79		0.79

Less distributions:
Dividends from net investment income	(0.15)	(0.33)		(0.31)		(0.35)		(0.25)
Distributions from net realized gains	(0.05)	(0.01)		(0.08)		(0.13)		—	#

Total dividends and distributions	(0.20)	(0.34)		(0.39)		(0.48)		(0.25)

Net asset value, end of period	$9.02	$8.30		$7.17		$10.85		$10.54

Total return (b)	11.02%	20.57%		(30.31)%		7.49%		7.94%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$44,737	$42,218		$33,119		$580		$540
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.46%	0.60%		0.55%		1.81%		7.98	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.63%	3.88%		4.45%		2.37%		6.68	%(l)
Before waivers and reimbursements (a)(f)(x)	1.52%	3.63%		4.25%		0.91%		(1.66	)%(l)
Portfolio turnover rate	34%	24%		43%		12%		3%

	Year Ended December 31,							August 31, 2006* to December 31, 2006
Class B	2010	2009		2008		2007
Net asset value, beginning of period	$8.31	$7.17		$10.85		$10.54		$10.00

Income (loss) from investment operations:
Net investment income (loss)(x)	0.13 (e)	0.30	(e)	0.36	(e)	0.46	(e)	0.39	(e)
Net realized and unrealized gain (loss) on investments	0.75	1.16		(3.67)		0.30		0.39

Total from investment operations	0.88	1.46		(3.31)		0.76		0.78

Less distributions:
Dividends from net investment income	(0.12)	(0.31)		(0.29)		(0.32)		(0.24)
Distributions from net realized gains	(0.05)	(0.01)		(0.08)		(0.13)		—	#

Total dividends and distributions	(0.17)	(0.32)		(0.37)		(0.45)		(0.24)

Net asset value, end of period	$9.02	$8.31		$7.17		$10.85		$10.54

Total return (b)	10.61%	20.40%		(30.50)%		7.22%		7.85%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,881	$35,657		$23,402		$13,218		$2,023
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.71%	0.85	%(c)	0.80	%(c)	2.06	%(c)	8.23	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.49%	3.96%		3.97%		4.12%		11.01	%(l)
Before waivers and reimbursements (a)(f)(x)	1.38%	3.70%		3.63%		2.72%		3.72	%(l)
Portfolio turnover rate	34%	24%		43%		12%		3%

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	Since Incept.*
Portfolio – Class A Shares	12.11%	1.27%
Portfolio – Class B Shares	11.95	1.04
S&P 500 Index	15.06	1.32
Barclays Capital U.S. Aggregate Bond Index	6.54	6.19
MSCI EAFE Index	7.75	(0.28)
* Date of inception 8/31/06. Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 12.11% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 12 underlying EQ Advisors Trust and AXA Premier VIP Portfolios. These included 8 equity portfolios and 4 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (22.9%) and high yield bonds (0.7%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (16.4%), large cap value stocks (16.6%), international stocks (26.1%) and small and mid cap stocks (17.3%).

•

Among the underlying equity portfolios, the best performing portfolio was the Multimanager Mid Cap Growth Portfolio. Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive, return.

•	During the course of the year, the EQ/Quality Bond PLUS Portfolio was dropped from the underlying portfolio lineup and the EQ/PIMCO Ultra Short Bond Portfolio was added.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
EQ/Equity 500 Index Portfolio	29.0%
EQ/International ETF Portfolio	15.5
EQ/Global Multi-Sector Equity Portfolio	15.2
EQ/Core Bond Index Portfolio	10.6
Multimanager Multi-Sector Bond Portfolio	7.4
EQ/Small Company Index Portfolio	6.0
EQ/Global Bond PLUS Portfolio	4.7
Multimanager Large Cap Value Portfolio	4.4
Multimanager Mid Cap Value Portfolio	3.4
Multimanager Aggressive Equity Portfolio	2.4
Multimanager Mid Cap Growth Portfolio	1.1
EQ/PIMCO Ultra Short Bond Portfolio	0.3

TARGET 2025 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10 - 12/31/10
Class A
Actual	$1,000.00	$1,188.80	$1.93
Hypothetical (5% average return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,188.70	3.31
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	3.06

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60% , respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,124,349	$10,914,183
EQ/Equity 500 Index Portfolio‡	1,366,761	29,982,026
EQ/Global Bond PLUS Portfolio‡	487,943	4,869,171
EQ/Global Multi-Sector Equity Portfolio‡	1,255,223	15,686,520
EQ/International ETF Portfolio‡	2,231,829	15,958,235
EQ/PIMCO Ultra Short Bond Portfolio‡	30,182	300,200
EQ/Small Company Index Portfolio‡	592,430	6,230,248
Multimanager Aggressive Equity Portfolio‡	92,242	2,518,235
Multimanager Large Cap Value Portfolio‡	466,760	4,565,248
Multimanager Mid Cap Growth Portfolio*‡	126,528	1,169,479

	Number of Shares	Value (Note 1)

Multimanager Mid Cap Value Portfolio‡	347,422	$3,499,141
Multimanager Multi-Sector Bond Portfolio‡	1,953,768	7,589,719

Total Investments (101.2%) (Cost $96,545,323)		103,282,405
Other Assets Less Liabilities (-1.2%)		(1,176,161)

Net Assets (100%)		$102,106,244

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$10,724,254	$3,053,668	$3,120,253	$10,914,183	$267,418	$67,016
EQ/Equity 500 Index Portfolio	26,767,722	6,632,554	8,378,321	29,982,026	480,241	(1,430,506)
EQ/Global Bond PLUS Portfolio	1,396,190	3,980,549	406,026	4,869,171	131,022	35,915
EQ/Global Multi-Sector Equity Portfolio	12,342,503	3,915,758	3,045,367	15,686,520	203,423	(1,069,452)
EQ/International ETF Portfolio	14,090,571	4,428,623	5,269,711	15,958,235	300,305	(1,800,885)
EQ/PIMCO Ultra Short Bond Portfolio	—	300,000	—	300,200	—	—
EQ/Quality Bond PLUS Portfolio	544,896	277,932	820,641	—	—	43,411
EQ/Small Company Index Portfolio	4,834,588	2,479,623	2,837,900	6,230,248	68,436	(555,577)
Multimanager Aggressive Equity Portfolio	1,922,042	602,318	330,871	2,518,235	18,917	21,018
Multimanager Large Cap Value Portfolio	3,688,139	877,061	596,476	4,565,248	49,129	(124,172)
Multimanager Mid Cap Growth Portfolio	204,779	971,188	228,501	1,169,479	—	632
Multimanager Mid Cap Value Portfolio	2,688,273	305,948	165,491	3,499,141	32,183	(11,633)
Multimanager Multi-Sector Bond Portfolio	3,887,150	4,264,536	973,590	7,589,719	216,278	(263,392)

	$83,091,107	$32,089,758	$26,173,148	$103,282,405	$1,767,352	$(5,087,625)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$103,282,405	$—	$103,282,405

Total Assets	$—	$103,282,405	$—	$103,282,405

Total Liabilities	$—	$—	$—	$—

Total	$—	$103,282,405	$—	$103,282,405

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$32,089,758
Net Proceeds of Sales and Redemptions:
Investment Companies	$20,726,329

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,763,185
Aggregate gross unrealized depreciation	(999,580)

Net unrealized appreciation	$6,763,605

Federal income tax cost of investments	$96,518,800

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $96,545,323)	$103,282,405
Receivable from Separate Accounts for Trust shares sold	43,910

Total assets	103,326,315

LIABILITIES
Overdraft payable	41,244
Payable to Separate Accounts for Trust shares redeemed	1,058,007
Payable for securities purchased	38,343
Administrative fees payable	15,742
Distribution fees payable - Class B	11,380
Investment management fees payable	5,968
Trustees’ fees payable	186
Accrued expenses	49,201

Total liabilities	1,220,071

NET ASSETS	$102,106,244

Net assets were comprised of:
Paid in capital	$109,069,245
Accumulated undistributed net investment income (loss)	85,107
Accumulated undistributed net realized gain (loss) on investments	(13,785,190)
Unrealized appreciation (depreciation) on investments	6,737,082

Net assets	$102,106,244

Class A
Net asset value, offering and redemption price per share, $48,178,831 / 5,406,024 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.91

Class B
Net asset value, offering and redemption price per share, $53,927,413 / 6,048,137 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.92

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$1,767,352

EXPENSES
Administrative fees	163,461
Distribution fees - Class B	108,603
Investment management fees	87,306
Custodian fees	75,900
Professional fees	48,503
Printing and mailing expenses	12,243
Trustees’ fees	1,264
Miscellaneous	3,355

Gross expenses	500,635
Less: Waiver from investment advisor	(86,342)

Net expenses	414,293

NET INVESTMENT INCOME (LOSS)	1,353,059

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(5,446,819)
Net distributions of realized gain from Underlying Portfolios (All gains received from affiliates)	359,194

Net realized gain (loss)	(5,087,625)
Net change in unrealized appreciation (depreciation) on securities	14,274,688

NET REALIZED AND UNREALIZED GAIN (LOSS)	9,187,063

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,540,122

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,353,059	$2,520,937
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(5,087,625)	(6,256,741)
Net change in unrealized appreciation (depreciation) on investments	14,274,688	18,549,907

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	10,540,122	14,814,103

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(726,620)	(1,617,793)
Class B	(669,391)	(1,359,604)

	(1,396,011)	(2,977,397)

Distributions from net realized capital gains
Class A	(73,783)	(92,972)
Class B	(81,757)	(79,593)

	(155,540)	(172,565)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(1,551,551)	(3,149,962)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 736,747 and 854,670 shares, respectively ]	6,110,558	6,043,152
Capital shares issued in reinvestment of dividends and distributions [ 90,203 and 212,668 shares, respectively ]	800,403	1,710,765
Capital shares repurchased [ (774,675) and (393,114) shares, respectively ]	(6,424,363)	(2,797,505)

Total Class A transactions	486,598	4,956,412

Class B
Capital shares sold [ 2,493,893 and 2,003,209 shares, respectively ]	21,040,841	14,553,964
Capital shares issued in reinvestment of dividends and distributions [ 84,607 and 178,808 shares, respectively ]	751,148	1,439,197
Capital shares repurchased [ (1,399,014) and (595,076) shares, respectively ]	(11,733,292)	(4,265,046)

Total Class B transactions	10,058,697	11,728,115

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	10,545,295	16,684,527

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,533,866	28,348,668
NET ASSETS:
Beginning of year	82,572,378	54,223,710

End of year (a)	$102,106,244	$82,572,378

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$85,107	$217,093

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,						August 31, 2006* to December 31, 2006
Class A	2010	2009	2008		2007
Net asset value, beginning of period	$8.08	$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	0.28 (e)	0.36	(e)	0.21	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.84	1.32	(4.20)		0.60		0.68

Total from investment operations	0.97	1.60	(3.84)		0.81		0.87

Less distributions:
Dividends from net investment income	(0.13)	(0.31)	(0.26)		(0.30)		(0.22)
Distributions from net realized gains	(0.01)	(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	(0.14)	(0.33)	(0.37)		(0.44)		(0.22)

Net asset value, end of period	$8.91	$8.08	$6.81		$11.02		$10.65

Total return (b)	12.11%	23.56%	(34.83)%		7.62%		8.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$48,179	$43,236	$31,868		$585		$544
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.45%	0.61%	0.57%		1.51%		7.39	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.56%	3.80%	4.11%		1.86%		5.55	%(l)
Before waivers and reimbursements (a)(f)(x)	1.46%	3.54%	3.90%		0.69%		(2.33	)%(l)
Portfolio turnover rate	24%	17%	21%		15%		2%

	Year Ended December 31,						August 31, 2006* to December 31, 2006
Class B	2010	2009	2008		2007
Net asset value, beginning of period	$8.08	$6.81	$11.02		$10.65		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.13 (e)	0.29 (e)	0.31	(e)	0.35	(e)	0.31	(e)
Net realized and unrealized gain (loss) on investments	0.83	1.29	(4.16)		0.43		0.55

Total from investment operations	0.96	1.58	(3.85)		0.78		0.86

Less distributions:
Dividends from net investment income	(0.11)	(0.29)	(0.25)		(0.27)		(0.21)
Distributions from net realized gains	(0.01)	(0.02)	(0.11)		(0.14)		—	#

Total dividends and distributions	(0.12)	(0.31)	(0.36)		(0.41)		(0.21)

Net asset value, end of period	$8.92	$8.08	$6.81		$11.02		$10.65

Total return (b)	11.95%	23.25%	(35.00)%		7.35%		8.62%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$53,927	$39,336	$22,355		$17,298		$2,154
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%	0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.70%	0.86%	0.82	%(c)	1.76	%(c)	7.64	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.54%	3.98%	3.40%		3.10%		8.86	%(l)
Before waivers and reimbursements (a)(f)(x)	1.44%	3.72%	3.05%		2.03%		2.18	%(l)
Portfolio turnover rate	24%	17%	21%		15%		2%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	Since Incept.*
Portfolio – Class A Shares	13.06%	0.95%
Portfolio – Class B Shares	12.78	0.69
S&P 500 Index	15.06	1.32
Barclays Capital U.S. Aggregate Bond Index	6.54	6.19
MSCI EAFE Index	7.75	(0.28)
* Date of inception 8/31/06. Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 13.06% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 12 underlying EQ Advisors Trust and AXA Premier VIP Trust Portfolios. These included 8 equity portfolios and 4 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (12.9%) and high yield bonds (0.5%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (19.0%), large cap value stocks (18.8%), international stocks (29.1%) and small and mid cap stocks (19.8%).

•

Among the underlying equity portfolios, the best performing portfolio was the Multimanager Mid Cap Growth Portfolio. Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/PIMCO Ultra Short Bond Portfolio had the lowest, yet positive, return.

•	During the course of the year, the EQ/Quality Bond PLUS Portfolio was dropped from the underlying portfolio lineup and the EQ/PIMCO Ultra Short Bond Portfolio was added.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
EQ/Equity 500 Index Portfolio	35.7%
EQ/Global Multi-Sector Equity Portfolio	17.7
EQ/International ETF Portfolio	17.2
EQ/Small Company Index Portfolio	8.1
EQ/Core Bond Index Portfolio	5.2
Multimanager Multi-Sector Bond Portfolio	4.5
Multimanager Large Cap Value Portfolio	3.0
Multimanager Mid Cap Value Portfolio	2.7
EQ/Global Bond PLUS Portfolio	2.4
Multimanager Aggressive Equity Portfolio	2.1
Multimanager Mid Cap Growth Portfolio	0.9
EQ/PIMCO Ultra Short Bond Portfolio	0.5

TARGET 2035 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10- 12/31/10
Class A
Actual	$1,000.00	$1,216.10	$1.96
Hypothetical (5% average return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,213.00	3.35
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	3.06

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	329,084	$3,194,454
EQ/Equity 500 Index Portfolio‡	991,528	21,750,710
EQ/Global Bond PLUS Portfolio‡	144,092	1,437,891
EQ/Global Multi-Sector Equity Portfolio‡	861,138	10,761,643
EQ/International ETF Portfolio‡	1,461,637	10,451,138
EQ/PIMCO Ultra Short Bond Portfolio‡	30,182	300,200
EQ/Small Company Index Portfolio‡	471,401	4,957,454
Multimanager Aggressive Equity Portfolio‡	45,928	1,253,853
Multimanager Large Cap Value Portfolio‡	187,139	1,830,349
Multimanager Mid Cap Growth Portfolio*‡	62,699	579,521

	Number of Shares	Value (Note 1)

Multimanager Mid Cap Value Portfolio‡	160,939	$1,620,931
Multimanager Multi-Sector Bond Portfolio‡	705,475	2,740,528

Total Investments (100.4%) (Cost $54,843,193)		60,878,672
Other Assets Less Liabilities (-0.4%)		(248,781)

Net Assets (100%)		$60,629,891

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$2,423,931	$1,616,813	$880,646	$3,194,454	$76,907	$21,452
EQ/Equity 500 Index Portfolio	16,590,251	5,955,143	3,864,680	21,750,710	338,502	(734,792)
EQ/Global Bond PLUS Portfolio	286,894	1,294,581	97,662	1,437,891	42,190	10,215
EQ/Global Multi-Sector Equity Portfolio	7,105,492	3,507,264	1,199,462	10,761,643	137,117	(399,770)
EQ/International ETF Portfolio	7,961,709	3,643,598	2,536,412	10,451,138	193,283	(782,095)
EQ/PIMCO Ultra Short Bond Portfolio	—	300,000	—	300,200	—	—
EQ/Quality Bond PLUS Portfolio	258,655	92,662	347,895	—	—	25,241
EQ/Small Company Index Portfolio	3,281,188	1,915,336	1,438,585	4,957,454	53,660	(270,903)
Multimanager Aggressive Equity Portfolio	884,733	533,644	218,878	1,253,853	8,913	98,908
Multimanager Large Cap Value Portfolio	1,144,326	695,566	158,828	1,830,349	19,273	25,981
Multimanager Mid Cap Growth Portfolio	180,777	368,153	89,683	579,521	—	(15,447)
Multimanager Mid Cap Value Portfolio	1,148,745	236,572	73,211	1,620,931	14,793	(11,827)
Multimanager Multi-Sector Bond Portfolio	1,172,206	1,702,904	248,663	2,740,528	76,881	(63,597)

	$42,438,907	$21,862,236	$11,154,605	$60,878,672	$961,519	$(2,096,634)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$60,878,672	$—	$60,878,672

Total Assets	$—	$60,878,672	$—	$60,878,672

Total Liabilities	$—	$—	$—	$—

Total	$—	$60,878,672	$—	$60,878,672

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$21,862,236
Net Proceeds of Sales and Redemptions:
Investment Companies	$8,827,030

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,190,443
Aggregate gross unrealized depreciation	(84,281)

Net unrealized appreciation	$6,106,162

Federal income tax cost of investments	$54,772,510

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $54,843,193)	$60,878,672
Cash	8,519
Receivable from Separate Accounts for Trust shares sold	31,010

Total assets	60,918,201

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	184,624
Payable for securities purchased	37,120
Administrative fees payable	9,666
Distribution fees payable - Class B	8,772
Trustees’ fees payable	118
Accrued expenses	48,010

Total liabilities	288,310

NET ASSETS	$60,629,891

Net assets were comprised of:
Paid in capital	$61,551,124
Accumulated undistributed net investment income (loss)	70,616
Accumulated undistributed net realized gain (loss) on investments	(7,027,328)
Unrealized appreciation (depreciation) on investments	6,035,479

Net assets	$60,629,891

Class A
Net asset value, offering and redemption price per share, $18,372,582 / 2,074,560 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.86

Class B
Net asset value, offering and redemption price per share, $42,257,309 / 4,769,976 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.86

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$961,519

EXPENSES
Administrative fees	104,772
Distribution fees - Class B	80,189
Custodian fees	74,600
Investment management fees	48,181
Professional fees	47,845
Printing and mailing expenses	6,786
Trustees’ fees	676
Miscellaneous	3,091

Gross expenses	366,140
Less: Waiver from investment advisor	(117,239)

Net expenses	248,901

NET INVESTMENT INCOME (LOSS)	712,618

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(2,327,575)
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	230,941

Net realized gain (loss)	(2,096,634)
Net change in unrealized appreciation (depreciation) on securities	7,732,134

NET REALIZED AND UNREALIZED GAIN (LOSS)	5,635,500

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,348,118

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$712,618	$1,209,360
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(2,096,634)	(3,656,851)
Net change in unrealized appreciation (depreciation) on investments	7,732,134	10,894,984

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,348,118	8,447,493

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(257,590)	(532,746)
Class B	(482,909)	(937,221)

	(740,499)	(1,469,967)

Distributions from net realized capital gains
Class A	(48,649)	(44,790)
Class B	(109,172)	(81,335)

	(157,821)	(126,125)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(898,320)	(1,596,092)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 382,387 and 433,989 shares, respectively ]	3,124,839	2,958,133
Capital shares issued in reinvestment of dividends and distributions [ 34,819 and 72,784 shares, respectively ]	306,239	577,536
Capital shares repurchased [ (184,103) and (187,611) shares, respectively ]	(1,467,183)	(1,434,554)

Total Class A transactions	1,963,895	2,101,115

Class B
Capital shares sold [ 2,056,263 and 1,672,210 shares, respectively ]	17,126,057	11,638,159
Capital shares issued in reinvestment of dividends and distributions [ 67,300 and 128,295 shares, respectively ]	592,081	1,018,556
Capital shares repurchased [ (801,575) and (540,351) shares, respectively ]	(6,677,906)	(3,901,489)

Total Class B transactions	11,040,232	8,755,226

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	13,004,127	10,856,341

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,453,925	17,707,742
NET ASSETS:
Beginning of year	42,175,966	24,468,224

End of year (a)	$60,629,891	$42,175,966

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$70,616	$115,088

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,
Class A	2010		2009		2008		2007		August 31, 2006* to December 31, 2006
Net asset value, beginning of period	$7.97		$6.59		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.12	(e)	0.25	(e)	0.34	(e)	0.17	(e)	0.16	(e)
Net realized and unrealized gain (loss) on investments	0.92		1.46		(4.58)		0.66		0.78

Total from investment operations	1.04		1.71		(4.24)		0.83		0.94

Less distributions:
Dividends from net investment income	(0.13)		(0.30)		(0.24)		(0.27)		(0.18)
Distributions from net realized gains	(0.02)		(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	(0.15)		(0.33)		(0.38)		(0.38)		(0.18)

Net asset value, end of period	$8.86		$7.97		$6.59		$11.21		$10.76

Total return (b)	13.06%		25.92%		(37.94)%		7.75%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$18,373		$14,680		$10,038		$589		$547
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%		0.35%		0.35%		0.35%		0.35%
Before waivers and reimbursements (a)(f)	0.60%		0.91%		0.94%		2.48%		9.66	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.47%		3.58%		3.92%		1.48%		4.50	%(l)
Before waivers and reimbursements (a)(f)(x)	1.22%		3.02%		3.33%		(0.64)%		(4.99	)%(l)
Portfolio turnover rate	18%		22%		12%		6%		4%

	Year Ended December 31,
Class B	2010		2009		2008		2007		August 31, 2006* to December 31, 2006
Net asset value, beginning of period	$7.97		$6.60		$11.21		$10.76		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.12	(e)	0.27	(e)	0.30	(e)	0.29	(e)	0.19	(e)
Net realized and unrealized gain (loss) on investments	0.89		1.41		(4.55)		0.51		0.74

Total from investment operations	1.01		1.68		(4.25)		0.80		0.93

Less distributions:
Dividends from net investment income	(0.10)		(0.28)		(0.22)		(0.24)		(0.17)
Distributions from net realized gains	(0.02)		(0.03)		(0.14)		(0.11)		—	#

Total dividends and distributions	(0.12)		(0.31)		(0.36)		(0.35)		(0.17)

Net asset value, end of period	$8.86		$7.97		$6.60		$11.21		$10.76

Total return (b)	12.78%		25.41%		(38.01)%		7.37%		9.45%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$42,257		$27,496		$14,430		$9,825		$1,228
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%		0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	0.85	%(c)	1.16	%(c)	1.19	%(c)	2.73	%(c)	9.91	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.48%		3.79%		3.34%		2.54%		5.42	%(l)
Before waivers and reimbursements (a)(f)(x)	1.24%		3.22%		2.59%		0.53%		(3.77	)%(l)
Portfolio turnover rate	18%		22%		12%		6%		4%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

PERFORMANCE RESULTS

Annualized Total Returns as of 12/31/10
	1 Year	Since Incept.*
Portfolio – Class A Shares	13.46%	0.41%
Portfolio – Class B Shares	13.31	0.19
S&P 500 Index	15.06	1.32
Barclays Capital U.S. Aggregate Bond Index	6.54	6.19
MSCI EAFE Index	7.75	(0.28)
* Date of inception 8/31/06. Returns for periods greater than one year are annualized

Past performance is not indicative of future results.

PERFORMANCE SUMMARY

The Portfolio’s Class A shares returned 13.46% for the year ended December 31, 2010. This compares to the returns of the following broad market benchmarks: S&P 500 Index 15.06%, the Barclays Capital U.S. Aggregate Bond Index 6.54% and the MSCI EAFE Index 7.75%.

Portfolio Adviser

A team of professionals within the AXA Funds Management Group, a unit of AXA Equitable Life Insurance Company, determines the strategic asset class and underlying Portfolio allocations for the Portfolio. The team is also responsible for the ongoing evaluation and selection of underlying Portfolios and monitoring the overall investment process and performance for the Portfolio.

Portfolio Highlights

•	As of December 31, 2010, the Portfolio was invested in 10 underlying EQ Advisors Trust and AXA Premier VIP Portfolios. These included 8 equity portfolios and 2 fixed income portfolios.

•	The Portfolio’s fixed income allocation consisted of investment grade bonds (3.5%) and high yield bonds (0.1%).

•	The Portfolio’s equity allocation consisted of large cap growth stocks (21.2%), large cap value stocks (20.9%), international stocks (32.6%) and small and mid cap stocks (21.6%).

•

Among the underlying equity portfolios, the best performing portfolio was the Multimanager Mid Cap Growth Portfolio. Among the underlying fixed-income portfolios, led by a rally in the high-yield bond market, the Multimanager Multi-Sector Bond Portfolio was the best performer, whereas the EQ/Core Bond Index Portfolio had the lowest, yet positive, return.

Portfolio Allocation (as a percentage of Total Investment Companies)
As of December 31, 2010
EQ/Equity 500 Index Portfolio	40.8%
EQ/International ETF Portfolio	20.4
EQ/Global Multi-Sector Equity Portfolio	18.0
EQ/Small Company Index Portfolio	8.9
Multimanager Mid Cap Value Portfolio	3.2
Multimanager Large Cap Value Portfolio	3.1
Multimanager Aggressive Equity Portfolio	2.1
EQ/Core Bond Index Portfolio	1.8
Multimanager Multi-Sector Bond Portfolio	1.0
Multimanager Mid Cap Growth Portfolio	0.7

TARGET 2045 ALLOCATION PORTFOLIO (Unaudited)

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Portfolio, you incur two types of costs:

(1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class B shares of the Trust), and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended December 31, 2010 and held for the entire six-month period.

Actual Expenses

The first line of the table to the right provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher. Also note that the table does not reflect any variable life insurance or variable annuity contract-related fees and expenses, which would increase overall fees and expenses.

EXAMPLE

	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Expenses Paid During Period* 7/1/10- 12/31/10
Class A
Actual	$1,000.00	$1,238.60	$1.97
Hypothetical (5% average return before expenses)	1,000.00	1,023.44	1.79
Class B
Actual	1,000.00	1,238.70	3.39
Hypothetical (5% average return before expenses)	1,000.00	1,022.18	3.06

*   Expenses are equal to the Portfolio’s Class A and Class B shares annualized expense ratios of 0.35% and 0.60%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

December 31, 2010

	Number of Shares	Value (Note 1)

INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	53,746	$521,716
EQ/Equity 500 Index Portfolio‡	552,022	12,109,464
EQ/Global Multi-Sector Equity Portfolio‡	425,358	5,315,698
EQ/International ETF Portfolio‡	845,117	6,042,834
EQ/Small Company Index Portfolio‡	250,844	2,637,980
Multimanager Aggressive Equity Portfolio‡	23,240	634,474
Multimanager Large Cap Value Portfolio‡	92,659	906,274
Multimanager Mid Cap Growth Portfolio*‡	23,022	212,785
Multimanager Mid Cap Value Portfolio‡	94,802	954,815

	Number of Shares	Value (Note 1)

Multimanager Multi-Sector Bond Portfolio‡	77,781	$302,152

Total Investments (100.4%) (Cost $25,697,535)		29,638,192
Other Assets Less Liabilities (-0.4%)		(116,391)

Net Assets (100%)		$29,521,801

*	Non-income producing.
‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the year ended December 31, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value December 31, 2010	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio	$107,057	$487,901	$64,971	$521,716	$12,543	$2,465
EQ/Equity 500 Index Portfolio	9,669,867	2,878,789	2,196,941	12,109,464	186,169	(454,413)
EQ/Global Multi-Sector Equity Portfolio	3,877,220	1,635,278	889,463	5,315,698	67,769	(226,987)
EQ/International ETF Portfolio	4,790,238	1,769,874	1,200,017	6,042,834	111,985	(370,943)
EQ/Small Company Index Portfolio	1,892,229	893,226	774,816	2,637,980	28,557	(124,706)
Multimanager Aggressive Equity Portfolio	486,534	258,762	147,329	634,474	4,641	43,737
Multimanager Large Cap Value Portfolio	643,186	312,314	100,331	906,274	9,602	38,472
Multimanager Mid Cap Growth Portfolio	113,697	113,379	68,147	212,785	—	(15,096)
Multimanager Mid Cap Value Portfolio	709,117	118,619	59,183	954,815	8,732	(8,594)
Multimanager Multi-Sector Bond Portfolio	66,209	253,828	16,038	302,152	8,470	1,399

	$22,355,354	$8,721,970	$5,517,236	$29,638,192	$438,468	$(1,114,666)

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

December 31, 2010

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of December 31, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted Prices in Active Markets for Identical Securities	Level 2 Significant Other Observable Inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant Unobservable Inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$29,638,192	$—	$29,638,192

Total Assets	$—	$29,638,192	$—	$29,638,192

Total Liabilities	$—	$—	$—	$—

Total	$—	$29,638,192	$—	$29,638,192

The Portfolio held no derivatives contracts during the year ended December 31, 2010.

Investment security transactions for the year ended December 31, 2010 were as follows:

Cost of Purchases:
Investment Companies	$8,721,970
Net Proceeds of Sales and Redemptions:
Investment Companies	$4,268,865

As of December 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,966,406
Aggregate gross unrealized depreciation	(10,619)

Net unrealized appreciation	$3,955,787

Federal income tax cost of investments	$25,682,405

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2010

ASSETS
Investments at value:
Affiliated Issuers (Cost $25,697,535)	$29,638,192
Cash	54,696
Receivable from Separate Accounts for Trust shares sold	8,211

Total assets	29,701,099

LIABILITIES
Payable to Separate Accounts for Trust shares redeemed	115,655
Payable for securities purchased	20,053
Distribution fees payable - Class B	4,982
Trustees’ fees payable	85
Administrative fees payable	28
Accrued expenses	38,495

Total liabilities	179,298

NET ASSETS	$29,521,801

Net assets were comprised of:
Paid in capital	$29,840,431
Accumulated undistributed net investment income (loss)	15,093
Accumulated undistributed net realized gain (loss) on investments	(4,274,380)
Unrealized appreciation (depreciation) on investments	3,940,657

Net assets	$29,521,801

Class A
Net asset value, offering and redemption price per share, $5,474,842 / 644,741 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.49

Class B
Net asset value, offering and redemption price per share, $24,046,959 / 2,830,658 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.50

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (All dividend income received from affiliates)	$438,468

EXPENSES
Administrative fees	69,259
Custodian fees	59,301
Distribution fees - Class B	49,190
Professional fees	47,419
Investment management fees	24,506
Printing and mailing expenses	3,473
Trustees’ fees	353
Miscellaneous	2,506

Gross expenses	256,007
Less: Waiver from investment advisor	(93,765)
Reimbursement from investment advisor	(27,239)

Net expenses	135,003

NET INVESTMENT INCOME (LOSS)	303,465

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on securities (All realized gain (loss) from affiliates)	(1,248,371)
Net distributions of realized gain received from Underlying Portfolios (All realized gains received from affiliates)	133,705

Net realized gain (loss)	(1,114,666)
Net change in unrealized appreciation (depreciation) on securities	4,078,104

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,963,438

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,266,903

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2010	2009
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$303,465	$607,165
Net realized gain (loss) on investments and net distributions of realized gain received from Underlying Portfolios	(1,114,666)	(2,661,912)
Net change in unrealized appreciation (depreciation) on investments	4,078,104	6,729,661

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	3,266,903	4,674,914

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(71,069)	(160,118)
Class B	(248,182)	(601,358)

	(319,251)	(761,476)

Distributions from net realized capital gains
Class A	(26,445)	(18,900)
Class B	(111,933)	(70,782)

	(138,378)	(89,682)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(457,629)	(851,158)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 127,102 and 204,967 shares, respectively ]	994,597	1,303,788
Capital shares issued in reinvestment of dividends and distributions [ 11,675 and 23,678 shares, respectively ]	97,514	179,018
Capital shares repurchased [ (72,638) and (136,166) shares, respectively ]	(567,844)	(977,476)

Total Class A transactions	524,267	505,330

Class B
Capital shares sold [ 1,066,829 and 1,387,350 shares, respectively ]	8,339,798	9,217,209
Capital shares issued in reinvestment of dividends and distributions [ 43,148 and 88,803 shares, respectively ]	360,115	672,140
Capital shares repurchased [ (600,615) and (557,304) shares, respectively ]	(4,603,930)	(3,836,201)

Total Class B transactions	4,095,983	6,053,148

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	4,620,250	6,558,478

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,429,524	10,382,234
NET ASSETS:
Beginning of year	22,092,277	11,710,043

End of year (a)	$29,521,801	$22,092,277

(a) Includes accumulated undistributed (overdistributed) net investment income (loss) of	$15,093	$42,200

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS

	Year Ended December 31,				August 31, 2006* to December 31, 2006
Class A	2010	2009	2008	2007
Net asset value, beginning of period	$7.62	$6.20	$11.16	$10.86	$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.11 (e)	0.22 (e)	0.29 (e)	0.13 (e)	0.12	(e)
Net realized and unrealized gain (loss) on investments	0.91	1.52	(4.86)	0.74	0.89

Total from investment operations	1.02	1.74	(4.57)	0.87	1.01

Less distributions:
Dividends from net investment income	(0.11)	(0.29)	(0.20)	(0.23)	(0.15)
Distributions from net realized gains	(0.04)	(0.03)	(0.19)	(0.34)	—	#

Total dividends and distributions	(0.15)	(0.32)	(0.39)	(0.57)	(0.15)

Net asset value, end of period	$8.49	$7.62	$6.20	$11.16	$10.86

Total return (b)	13.46%	28.13%	(41.18)%	8.09%	10.16%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,475	$4,407	$3,014	$595	$551
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.35%	0.35%	0.35%	0.35%	0.35%
Before waivers and reimbursements (a)(f)	0.84%	1.33%	1.63%	2.91%	10.59	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.36%	3.35%	3.40%	1.13%	3.47	%(l)
Before waivers and reimbursements (a)(f)(x)	0.86%	2.37%	2.12%	(1.42)%	(6.92	)%(l)
Portfolio turnover rate	18%	30%	5%	23%	7%

	Year Ended December 31,							August 31, 2006* to December 31, 2006
Class B	2010	2009		2008		2007
Net asset value, beginning of period	$7.62	$6.20		$11.16		$10.86		$10.00

Income (loss) from investment operations:
Net investment income (loss) (x)	0.09 (e)	0.25	(e)	0.24	(e)	0.21	(e)	0.18	(e)
Net realized and unrealized gain (loss) on investments	0.92	1.47		(4.82)		0.63		0.82

Total from investment operations	1.01	1.72		(4.58)		0.84		1.00

Less distributions:
Dividends from net investment income	(0.09)	(0.27)		(0.19)		(0.20)		(0.14)
Distributions from net realized gains	(0.04)	(0.03)		(0.19)		(0.34)		—	#

Total dividends and distributions	(0.13)	(0.30)		(0.38)		(0.54)		(0.14)

Net asset value, end of period	$8.50	$7.62		$6.20		$11.16		$10.86

Total return (b)	13.31%	27.80%		(41.33)%		7.82%		10.06%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$24,047	$17,686		$8,696		$6,588		$1,052
Ratio of expenses to average net assets:
After waivers and reimbursements (a)(f)	0.60%	0.60%		0.60%		0.60%		0.60%
Before waivers and reimbursements (a)(f)	1.09%	1.58	%(c)	1.88	%(c)	3.16	%(c)	10.84	%(c)
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)(f)(x)	1.21%	3.78%		2.71%		1.78%		5.06	%(l)
Before waivers and reimbursements (a)(f)(x)	0.71%	2.78%		1.33%		(0.70)%		(5.07	)%(l)
Portfolio turnover rate	18%	30%		5%		23%		7%

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

FINANCIAL HIGHLIGHTS (Continued)

*	Commencement of operations.
#	Per share amount is less than $0.01.
(a)	Ratios for periods less than one year are annualized.
(b)	Total returns for periods less than one year are not annualized.
(c)	Reflects overall fund ratios for non-class specific expense.
(e)	Net investment income is based on average shares outstanding.
(f)	Expenses do not include the expenses of the underlying Portfolios.
(l)	The annualized ratio of net investment income to average net assets may not be indicative of operating results for a full year.
(x)	Recognition of net investment income is affected by the timing of dividend declarations by the underlying funds in which the Portfolio invests.

See Notes to Financial Statements.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2010

Note 1	Organization and Selected Significant Accounting Policies

AXA Premier VIP Trust (the “Trust”) was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with twenty diversified Portfolios (each a “Portfolio”). The investment manager to each Portfolio is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Portfolio, other than the AXA Conservative Allocation Portfolio, AXA Conservative-Plus Allocation Portfolio, AXA Moderate Allocation Portfolio, AXA Moderate-Plus Allocation Portfolio and AXA Aggressive Allocation Portfolio (“AXA Allocation Portfolios”), and the Target 2015 Allocation Portfolio, Target 2025 Allocation Portfolio, Target 2035 Allocation Portfolio and Target 2045 Allocation Portfolio (“Target Allocation Portfolios”), and an allocated portion of the Multimanager Technology Portfolio, is provided by multiple investment sub-advisers (each an “Adviser”).

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust and management expect the risk of loss to be remote.

The AXA Allocation Portfolios and the Target Allocation Portfolios are types of mutual funds often described as “fund of funds.” Each AXA Allocation Portfolio and Target Allocation Portfolio pursues its investment objective by investing exclusively in other affiliated mutual funds managed by AXA Equitable (EQ Advisors Trust and AXA Premier VIP Trust).

All of the Portfolios, except the AXA Allocation Portfolios and Target Allocation Portfolios, employ multiple Advisers. Each of the Advisers independently chooses and maintains a portfolio of securities for the Portfolio and each is responsible for investing a specific allocated portion of the Portfolio’s assets. Because each Adviser will be managing its allocated portion of the Portfolio independently from the other Advisers, the same security may be held in different portions of the Portfolio, or may be acquired for one portion of the Portfolio at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity or fixed income markets is appropriate for their portions of the Portfolio. Because each Adviser directs the trading for its own portion of the Portfolio, and does not aggregate its transactions with those of the other Advisers, the Portfolio may incur higher brokerage costs, and have higher portfolio turnover, than would be the case if a single Adviser were managing the entire Portfolio.

The Trust has the right to issue two classes of shares, Class A and Class B. The Class B shares are subject to distribution fees imposed under a distribution plan (“Distribution Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Trust’s multiple class distribution system, both classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan. The Trust’s shares are currently sold only to insurance company separate accounts in connection with variable life insurance contracts and variable annuity certificates and contracts issued by AXA Equitable, an indirect wholly-owned subsidiary of AXA, AXA Life and Annuity Company and other affiliated or unaffiliated insurance companies and to the AXA Equitable 401(k) Plan. Shares also may be sold to other tax-qualified retirement plans, to other Series of the Trust and to Series of EQ Advisors Trust, a separate registered investment company managed by AXA Equitable that currently sell its shares to accounts and plans.

The investment objectives of each Portfolio are as follows:

AXA Conservative Allocation Portfolio — Seeks to achieve a high level of current income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

AXA Conservative-Plus Allocation Portfolio — Seeks to achieve current income and growth of capital, with a greater emphasis on current income.

AXA Moderate Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income.

AXA Moderate-Plus Allocation Portfolio — Seeks to achieve long-term capital appreciation and current income, with a greater emphasis on capital appreciation.

AXA Aggressive Allocation Portfolio — Seeks to achieve long-term capital appreciation.

Multimanager Aggressive Equity Portfolio (advised by AllianceBernstein L.P. (“AllianceBernstein”) (an affiliate of AXA Equitable), ClearBridge Advisors, LLC, Goodman & Co. NY Ltd. (“Goodman”), Legg Mason Capital Management, Inc., and Marsico Capital Management, LLC (“Marsico”) T. Rowe Price Associates, Inc. (“T. Rowe”) and Westfield Capital Management Company L.P. (“Westfield”)) — Seeks to achieve long-term growth of capital. On September 20, 2010, three new advisers were added: Goodman, T. Rowe and Westfield.

Multimanager Core Bond Portfolio (advised by BlackRock Financial Management, Inc., Pacific Investment Management Company LLC (“PIMCO”), and SSgA Funds Management, Inc. (“SSgA FM”)) — Seeks to achieve balance of a high current income and capital appreciation, consistent with a prudent level of risk.

Multimanager International Equity Portfolio (advised by AllianceBernstein, BlackRock Investment Management, LLC (“BlackRock”), JPMorgan Investment Management Inc., and Marsico) — Seeks to achieve long-term growth of capital.

Multimanager Large Cap Core Equity Portfolio (advised by AllianceBernstein, Janus Capital Management LLC, and Thornburg Investment Management, Inc.) — Seeks to achieve long-term growth of capital.

Multimanager Large Cap Value Portfolio (advised by AllianceBernstein, Institutional Capital LLC, and MFS Investment Management) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Growth Portfolio (advised by AllianceBernstein, BlackRock, Franklin Advisers, Inc. and Wellington Management Company, LLP (“Wellington Management”)) — Seeks to achieve long-term growth of capital.

Multimanager Mid Cap Value Portfolio (advised by BlackRock, Tradewinds Global Investors LLC and Wellington Management) — Seeks to achieve long-term growth of capital. As of August 1, 2010, AXA Rosenberg Investment Management LLC (an affiliate of AXA Equitable) no longer serves as an advisor to the Portfolio.

Multimanager Multi-Sector Bond Portfolio (advised by PIMCO, Post Advisory Group LLC and SSgA FM) — Seeks to achieve high total return through a combination of current income and capital appreciation.

Multimanager Small Cap Growth Portfolio (advised by BlackRock, Eagle Asset Management, Inc. and Wells Capital Management Inc.) — Seeks to achieve long-term growth of capital.

Multimanager Small Cap Value Portfolio (advised by BlackRock, Franklin Advisory Services, LLC and Pacific Global Investment Management Company) — Seeks to achieve long-term growth of capital.

Multimanager Technology Portfolio (advised by AXA Equitable, RCM Capital Management LLC, SSgA FM and Wellington Management) — Seeks to achieve long-term growth of capital.

Target 2015 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2025 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Target 2035 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

Target 2045 Allocation Portfolio — Seeks the highest total return over time consistent with its asset mix. Total return includes capital growth and income.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Equity securities (including securities issued by Exchange Traded Funds (ETFs)) listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Securities listed on the NASDAQ Stock Market will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Other unlisted stocks are valued at their last sale price or official closing price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such bonds or stocks. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums. Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. The pricing service may utilize data such as issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond in making evaluations.

Options that are traded on an exchange are valued at their last sale price, or if not available, previous day’s sales price. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods. The market value of a put or call option will usually reflect, among other factors, the market price of the underlying security.

Corporate and Municipal bonds and notes may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The pricing services may utilize many factors, including institutional size, trading in similar groups of securities option adjusted spread models that include base curve and spread curve inputs and any developments related to specific securities.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at prices obtained from a bond pricing service where available. The pricing service may utilize data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues in making evaluations.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Investments in shares of open-end mutual funds (other than ETFs) held by a Portfolio will be valued at the net asset value of the shares of such funds as described in these funds’ prospectuses.

Futures contracts are valued at their last settlement price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date. The pricing service may utilize data such as actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world in making valuations.

At December 31, 2010, each of the Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Mid Cap Value Portfolio and Multimanager Multi-Sector Bond Portfolio held forward foreign currency contracts to either gain exposure to certain currencies, or gain an economic hedge against changes in the values of securities held in the Portfolio, that does not qualify for hedge accounting under ASC 815. The Statement of Operations for each Portfolio reflect realized gains or losses, if any, in forward currency transactions and unrealized gains or losses in forward currency exchange transactions. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

If market quotations are not readily available for a security or other financial instruments, such securities and instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Portfolios’ policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the year ended December 31, 2010. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers in and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of December 31, 2010 is included in the Portfolio of Investments.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying open-end mutual fund (other than ETFs), which follow the policies as described above.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value. At December 31, 2010, none of the Portfolios applied these procedures.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income (net of withholding taxes) and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount on long-term securities using the effective yield method) and interest expense are accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities as interest income.

The Portfolios record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

Realized gains and losses on the sale of investments are computed on the basis of the specific identified cost method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Portfolio or class are charged to that Portfolio or class. Expenses of the Trust not attributable to a single Portfolio or class are charged to each Portfolio or class in proportion to the average net assets of each Portfolio or other appropriate allocation methods.

All income earned and expenses incurred by each Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities — at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses — at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations, in the realized and

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Portfolio. Therefore, no Federal income tax provision is required.

The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, the Portfolios’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Portfolios recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties. Each of the tax years in the four year period ended December 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Dividends from net investment income, if any, are declared and distributed at least annually for all Portfolios (Multimanager Core Bond declares and distributes monthly). Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Portfolios to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Portfolios. All distributions are calculated on a tax basis and, as such, the amounts may differ from financial statement investment income and realized gains. Those differences are primarily due to differing book and tax treatments for derivative transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies, investments in Real Estate Investment Trusts, post-October losses, paydowns, mergers and affiliated fund of fund investments. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes. Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. The tax composition of distributed and undistributed income and gains for the years ended December 31, 2010 and December 31, 2009, were as follows:

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Conservative Allocation	$64,553,856	$74,484,685	$68,121	$26,706,622	$103,723,297	$2,842,654	$5,670,245	$1,446,446
AXA Conservative- Plus Allocation	48,285,148	52,271,123	596,927	24,875,382	137,056,942	3,625,414	1,625,797	331,489
AXA Moderate Allocation	310,108,425	182,379,868	3,621,057	124,240,419	789,882,043	12,069,728	41,006,521	562,114
AXA Moderate-Plus Allocation	300,628,534	226,195,363	—	137,837,619	1,071,322,419	21,579,273	67,880,293	944,600
AXA Aggressive Allocation	71,535,304	62,222,237	—	37,585,061	378,718,962	3,685,655	8,055,639	2,976,403
Multimanager Aggressive Equity	10,919,558	—	—	—	3,392,378	—	5,484,078	—

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

	Year Ended December 31, 2010				Year Ended December 31, 2009
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
Multimanager Core Bond	$162,506,315	$17,795,982	$1,939,567	$—	$144,363,283	$—	$2,221,491	$—
Multimanager International Equity	29,513,962	—	3,408,597	—	17,912,524	—	1,468,294	—
Multimanager Large Cap Core Equity	3,372,045	—	424,090	—	10,021,263	—	193,561	—
Multimanager Large Cap Value	13,736,418	—	965,747	—	27,123,139	—	281,454	—
Multimanager Mid Cap Growth	—	—	—	—	—	—	—	—
Multimanager Mid Cap Value	4,343,220	—	1,996,210	—	14,178,490	—	162,151	—
Multimanager Multi-Sector Bond	68,138,649	—	884,349	—	71,491,013	—	260,197	—
Multimanager Small Cap Growth	—	—	—	—	—	—	—	—
Multimanager Small Cap Value	1,749,528	—	484,853	—	7,505,579	—	—	—
Multimanager Technology	—	—	—	—	—	—	—	—
Target 2015 Allocation	1,409,569	372,017	10,617	481,881	2,960,180	62,359	8,175	3,168
Target 2025 Allocation	1,439,714	111,837	984	378,316	3,010,637	139,325	381	124
Target 2035 Allocation	827,253	71,067	—	243,067	1,523,698	72,394	18,120	528
Target 2045 Allocation	378,965	78,664	—	145,931	804,648	46,510	28,338	11,748

Permanent book and tax basis differences relating to shareholder distributions resulted in reclassifications to undistributed (overdistributed) net investment income (loss), accumulated net realized gain (loss) and paid-in capital at December 31, 2010 as follows:

Portfolios:	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid In Capital
AXA Conservative Allocation	$9,135,544	$(9,135,544)	$—
AXA Conservative-Plus Allocation	13,002,347	(13,005,267)	2,920
AXA Moderate Allocation	76,963,551	(76,965,667)	2,116
AXA Moderate-Plus Allocation	116,691,306	(116,700,507)	9,201
AXA Aggressive Allocation	40,227,204	(40,228,218)	1,014
Multimanager Aggressive Equity	409,401	(43,184,810)	42,775,409
Multimanager Core Bond	9,823,368	(9,823,373)	5
Multimanager International Equity	17,042,709	(17,032,925)	(9,784)
Multimanager Large Cap Core Equity	(191,432)	323,165	(131,733)
Multimanager Large Cap Value	(167,712)	325,566	(157,854)
Multimanager Mid Cap Growth	2,707,320	245,558	(2,952,878)
Multimanager Mid Cap Value	2,613,047	(2,613,045)	(2)
Multimanager Multi-Sector Bond	5,471,044	83,817,615	(89,288,659)
Multimanager Small Cap Growth	3,779,287	219,546	(3,998,833)
Multimanager Small Cap Value	185,554	33,093	(218,647)
Multimanager Technology	3,519,787	(43,384)	(3,476,403)
Target 2015 Allocation	(77,026)	77,027	(1)
Target 2025 Allocation	(89,034)	(41,893)	130,927
Target 2035 Allocation	(16,591)	(32,763)	49,354
Target 2045 Allocation	(11,321)	(18,503)	29,824

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Net capital and net currency losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Portfolio’s next taxable year. For the period from November 1, 2010 to December 31, 2010, the Portfolios elected to defer until the first business day of 2011 for U.S. Federal income tax purposes net capital and net currency losses as stated below:

Portfolios:	Net Currency Loss	Net Capital Loss
AXA Conservative Allocation	$—	$—
AXA Conservative-Plus Allocation	—	—
AXA Moderate Allocation	—	—
AXA Moderate-Plus Allocation	—	—
AXA Aggressive Allocation	—	—
Multimanager Aggressive Equity	—	—
Multimanager Core Bond	—	6,389,974
Multimanager International Equity	—	—
Multimanager Large Cap Core Equity	212	—
Multimanager Large Cap Value	—	—
Multimanager Mid Cap Growth	26,754	—
Multimanager Mid Cap Value	20,319	—
Multimanager Multi-Sector Bond	—	1,776,299
Multimanager Small Cap Growth	—	—
Multimanager Small Cap Value	—	—
Multimanager Technology	—	—
Target 2015 Allocation	—	—
Target 2025 Allocation	—	—
Target 2035 Allocation	—	—
Target 2045 Allocation	—	—

Fees Paid Indirectly:

For all Portfolios, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the year ended December 31, 2010, several Portfolios reduced expenses under these arrangements as follows:

Portfolios	Amount
Multimanager Aggressive Equity	$118,566
Multimanager International Equity	720
Multimanager Large Cap Core Equity	18,597
Multimanager Large Cap Value	76,421
Multimanager Mid Cap Growth	15,740
Multimanager Mid Cap Value	72,712
Multimanager Small Cap Growth	32,508
Multimanager Small Cap Value	5,261
Multimanager Technology	94,471

Securities Lending:

For all Portfolios (except the AXA Allocation Portfolios and Target Allocation Portfolios), the Board of Trustees has approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the return on the investment of cash collateral received on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of

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December 31, 2010

the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will generally be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the interest earned. Cash collateral is invested on behalf of a Portfolio in a manner similar to the Portfolio’s investment of its cash reserves and the Portfolio bears all of the gains and losses on such investment. The net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. None of the Portfolios had any loans outstanding at December 31, 2010.

Short Sales Against the Box:

Certain Portfolios enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets (taken at current value) may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Accounting for Derivative Instruments:

Following is a description of how and why the Portfolios use derivative instruments, the type of derivatives utilized by the Portfolios during the reporting period, as well as the primary underlying risk exposures related to each instrument type. Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at year end are reflected on each respective Portfolio’s Portfolio of Investments. The volume of derivative activity, based on month-end notional amounts during the period is also noted in each respective Portfolio’s Portfolio of Investments.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Options on futures contracts used by the Portfolios are rights to buy or sell a futures contract for a set price in the future. Certain Portfolios buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments,

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December 31, 2010

treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Each of the Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio used futures contracts during the year ended December 31, 2010. Each Portfolio used futures to allow each Portfolio to increase, decrease or change the level of equity exposure during periods when market volatility increased above specific thresholds set for each Portfolio. Information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

At December 31, 2010, the following Portfolios had entered into exchange-traded long futures contracts as set forth below in the following table. The aggregate market value of assets pledged to cover margin requirements for open positions was approximately $66,383,418. Further information on the impact of these positions on the Portfolios’ financial statements can be found in the Statement of Operations and Portfolio of Investments for each Portfolio.

Futures Collateral
Year Ended December 31, 2010

Portfolios:	Market Value of Collateral
Multimanager Aggressive Equity	$28,743,960
Multimanager Core Bond	2,600,359
Multimanager Large Cap Core Equity	13,041,759
Multimanager Large Cap Value	21,997,340

Certain Portfolios make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends. The use of forward commitments may result in market risk to the Portfolios that is greater than if the

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Portfolios had engaged solely in transactions that settle in the customary time. The Portfolios may be exposed to foreign currency risks associated with portfolio investments. During the reporting period, the Portfolios entered into certain forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge or otherwise manage these exposures. The Portfolios also buy forward foreign currency exchange contracts to gain exposure to currencies. Unrealized gains or losses on forward foreign currency exchange contracts are recorded by the Portfolios on a daily basis and realized gains or losses are recorded on the settlement date of a contract.

Certain Portfolios purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Options Written:

Certain Portfolios write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. Certain Portfolios purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Market and Credit Risk:

Written options, futures contracts, forward commitments and forward foreign currency exchange contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

exchange contracts and over-the-counter options are executed directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (“SIPA”) was commenced with respect to Lehman Brothers Inc. (“SLH”), a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of SLH. Lehman Brothers International (Europe) (“LBI”), was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. (“LBSF”) filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Multimanager Core Bond Portfolio and Multimanager Multi-Sector Bond Portfolio had select to be announced (TBA) transactions outstanding with SLH as counterparty at the time the entity filed for protection. The TBA transactions associated with the relevant Lehman Brothers entity as counterparty were written down to their estimated recoverable values. The remaining balances due from, or to Lehman Brothers are included on the Statement of Assets and Liabilities of each Portfolio. The estimated recovery values were arrived at using market inputs, including trading levels of Lehman Brothers bonds and other instruments.

At December 31, 2010, the Multimanager Multi-Sector Bond Portfolio held U.S. Treasury securities as collateral for forward foreign currency contracts. The securities held as collateral may not be pledged and therefore are not reflected in the Portfolio’s Portfolio of Investments.

Note 2	Management of the Trust

The Trust has entered into two separate investment management agreements (the “Management Agreements”) with AXA Equitable. The Management Agreement for the Portfolios (other than the AXA Allocation Portfolios and the Target Allocation Portfolios) obligates the Manager to: (i) provide investment management services to the Trust; (ii) select the sub-advisers for each portfolio: (iii) monitor each sub-adviser’s investment programs and results; (iv) review brokerage matters: (v) oversee the Trust’s compliance with various federal and state statutes; and (vi) carry out the directives of the Board of Trustees. The Management Agreement for the AXA Allocation Portfolios and the Target Allocation Portfolios obligates the Manager to: (i) provide investment management and advisory services; (ii) render investment advice concerning the underlying funds in which to invest and the appropriate allocations for each of the AXA Allocation Portfolios and the Target Allocation Portfolios; (iii) review brokerage matters; (iv) oversee the Trust’s compliance with various federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the year ended December 31, 2010, for its services under the Management Agreements, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Portfolios, calculated daily and payable monthly as follows:

Portfolios:	Management Fee
Target 2015 Allocation	0.10% of average daily net assets
Target 2025 Allocation	0.10% of average daily net assets
Target 2035 Allocation	0.10% of average daily net assets
Target 2045 Allocation	0.10% of average daily net assets

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

	(as a percentage of average daily net assets)
Portfolios:	First $12 Billion	Next $3 Billion	Thereafter
AXA Conservative Allocation	0.100%	0.095%	0.090%
AXA Conservative-Plus Allocation	0.100%	0.095%	0.090%
AXA Moderate Allocation	0.100%	0.095%	0.090%
AXA Moderate-Plus Allocation	0.100%	0.095%	0.090%
AXA Aggressive Allocation	0.100%	0.095%	0.090%

	(as a percentage of average daily net assets)
Portfolios:	First $750 Million	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
Multimanager Aggressive Equity	0.600%	0.550%	0.525%	0.500%	0.475%
Multimanager International Equity	0.850	0.800	0.775	0.750	0.725
Multimanager Large Cap Core Equity	0.700	0.650	0.625	0.600	0.575
Multimanager Large Cap Value	0.750	0.700	0.675	0.650	0.625
Multimanager Mid Cap Growth	0.800	0.750	0.725	0.700	0.675
Multimanager Mid Cap Value	0.800	0.750	0.725	0.700	0.675
Multimanager Small Cap Growth	0.850	0.800	0.775	0.750	0.725
Multimanager Small Cap Value	0.850	0.800	0.775	0.750	0.725
Multimanager Technology	0.950	0.900	0.875	0.850	0.825

	(as a percentage of average daily net assets)
Portfolios:	First $500 Million	Next $750 Million	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Multi-Sector Bond	0.550%	0.525%	0.500%	0.480%	0.470%

	(as a percentage of average daily net assets)
Portfolios:	First $1.25 Billion	Next $1 Billion	Next $1 Billion	Next $2.5 Billion	Thereafter
Multimanager Core Bond	0.550%	0.525%	0.500%	0.475%	0.450%

Prior to August 1, 2010, the Management Fees for the following Portfolios were as follows:

Portfolios:	Management Fee
AXA Conservative Allocation	0.10% of average daily net assets
AXA Conservative-Plus Allocation	0.10% of average daily net assets
AXA Moderate Allocation	0.10% of average daily net assets
AXA Moderate-Plus Allocation	0.10% of average daily net assets
AXA Aggressive Allocation	0.10% of average daily net assets

On behalf of the Trust, with the exception of the AXA Allocation Portfolios and Target Allocation Portfolios, the Manager has entered into investment advisory agreements (“Advisory Agreements”) with each of the Advisers for the Trust’s Portfolios. Each of the Advisory Agreements obligates the Advisers for the respective Portfolios to: (i) continuously furnish investment programs for the Portfolios; (ii) place all orders for the purchase and sale of investments for the Portfolios with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Advisers of each Portfolio.

Note 3	Administrative Fees

Pursuant to an administrative agreement, AXA Equitable (“Administrator”) provides the Trust with necessary administrative services. In addition, the Administrator makes available the office

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust shall pay to AXA Equitable an annual fee in accordance with the following schedule:

(i) $32,500 for each AXA Allocation and Target Allocation Portfolio; $32,500 for each Portfolio and “sleeve” of the multi-advised Portfolio whose total average annual net assets are less than $5 billion; and

(ii) With respect to all Portfolios except the AXA Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios) up to and including $15 billion;

0.125% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios) in excess of $15 billion and up to and including $20 billion;

0.100% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios) in excess of $20 billion;

Prior to August 1, 2010, the Trust paid an annual fee as follows:

(i) $35,000 for each AXA Allocation and Target Allocation Portfolio; $32,500 for each Portfolio and for each “sleeve” of the multi-advised Portfolio except for the “sleeve” of the Multimanager Technology Portfolio advised by AXA Equitable for which the fee will not apply; and

(ii) With respect to all Portfolios except the AXA Allocation Portfolios and the Target Allocation Portfolios (“Multimanager Portfolios”):

0.150% of total average net assets of the Multimanager Portfolios up to and including $15 billion;

0.125% of total average net assets of the Multimanager Portfolios in excess of $15 billion and up to and including $30 billion;

0.100% of total average net assets of the Multimanager Portfolios in excess of $30 billion; and

(iii) With respect to the AXA Allocation Portfolios and Target Allocation Portfolios:

0.150% of total average net assets of the AXA Allocation Portfolios and Target Allocation Portfolios (excluding the assets of the Multimanager Portfolios).

Note 4	Custody Fees

JPMorgan, an affiliate of J.P. Morgan Investor Services Co., serves as custodian of the Trust’s portfolio securities and other assets. The Custody Agreement provides for an annual fee based on the amount of assets under custody plus transaction charges. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Portfolios. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

At December 31, 2010, certain Portfolios maintained significant cash balances or significant foreign currency balances with JPMorgan Chase or its affiliates. The Portfolios are subject to credit risk arising should JPMorgan Chase or its affiliates be unable to fulfill their obligations.

Note 5	Distribution Plans

The Trust has entered into distribution agreements with AXA Advisors, LLC (“AXA Advisors”) and AXA Distributors, LLC (“AXA Distributors”), both indirect wholly-owned subsidiaries of AXA Equitable (collectively, the “Distributors”), pursuant to which the Distributors serve as the principal underwriters of the Class A and Class B shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a plan of distribution pertaining to the Class B shares of the Trust (“Distribution Plan”). The Distribution Plan provides that each Distributor will be entitled to receive a maximum distribution fee at the annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares for which it provides service.

Prior to August 1, 2010, the Distribution Plan provided that each Distributor was entitled to receive a maximum distribution fee at the annual rate of 0.50% of the average daily net assets attributable to the Trust’s Class B shares for which it provided service. The distribution agreements, however, limited payments for services provided under the Distribution Plan to an annual rate of 0.25% of the average daily net assets attributable to the Trust’s Class B shares.

Note 6	Expense Limitation

The Manager has contractually agreed to make payments or waive its fees to limit the expenses of certain Portfolios (exclusive of taxes, interest, brokerage commissions, capitalized expenses, fees and expenses of other investment companies in which a Portfolio invests and extraordinary expenses) through April 30, 2011 (“Expense Limitation Agreement”). The Manager first waives its management fees, then waives its administration fees, and then reimburses the Portfolio’s expenses out of its own resources. AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Portfolio’s expense ratio and such reimbursements do not exceed the Portfolio’s expense ratio cap. If the actual expense ratio is less than the expense cap and AXA Equitable has recouped any eligible previous payments and waivers made, the Portfolio will be charged such lower expenses. The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each Portfolio (except the AXA Allocation Portfolios) are limited to:

Portfolios:
Multimanager Core Bond	0.75%
Target 2015 Allocation	0.35%
Target 2025 Allocation	0.35%
Target 2035 Allocation	0.35%
Target 2045 Allocation	0.35%

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

The expenses as a percentage of daily average net assets (excluding the 0.25% annual fee under the Trust’s Class B Distribution Plan) for each AXA Allocation Portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expense, but inclusive of Underlying Portfolios fees and expenses) are limited to:

Portfolios:
AXA Conservative Allocation	0.75%
AXA Conservative-Plus Allocation	0.85%
AXA Moderate Allocation	0.90%
AXA Moderate-Plus Allocation	0.95%
AXA Aggressive Allocation	1.00%

During the year ended December 31, 2010, the Manager received $168,336 in recoupment for all of the Portfolios within the Trust. Recoupments in excess of waivers during the year would be presented as Recoupment Fees in the Statement of Operations. At December 31, 2010, under the Expense Limitation Agreement, the amount that would be recoverable from each Portfolio is as follows:

	Amount Eligible through			Total Eligible for Reimbursement
Portfolios:	2011	2012	2013
AXA Conservative Allocation	$—	$3,242,167	$3,168,426	$6,410,593
AXA Conservative-Plus Allocation	—	1,888,421	1,536,305	3,424,726
AXA Moderate Allocation	—	6,185,225	3,485,656	9,670,881
AXA Moderate-Plus Allocation	—	4,684,527	1,133,282	5,817,809
AXA Aggressive Allocation	—	792,596	26,584	819,180
Target 2015 Allocation	129,824	165,380	90,474	385,678
Target 2025 Allocation	131,260	167,830	86,342	385,432
Target 2035 Allocation	148,465	184,661	117,239	450,365
Target 2045 Allocation	149,579	163,312	121,004	433,895

During the year ended December 31, 2010, BlackRock reimbursed certain Portfolios $203,874 of Investment Management fees from the BlackRock TempFund, which is an underlying investment in these Portfolios. This reimbursement is not eligible for recoupment.

Portfolios:	Reimbursement Amount
Multimanager International Equity	$6,428
Multimanager Mid Cap Growth	38,882
Multimanager Mid Cap Value	45,944
Multimanager Small Cap Growth	50,205
Multimanager Small Cap Value	62,415

The AXA Allocation Portfolios and the Target Allocation Portfolios invest exclusively in shares of other mutual funds (the “Underlying Portfolios”) managed by AXA Equitable. Therefore, each AXA Allocation Portfolio, in addition to its own expenses such as management fees, bears its pro-rata share of the fees and expenses incurred by the Underlying Portfolios and the investment return of each AXA Allocation Portfolio is reduced by each Underlying Portfolio’s expenses. The range of expenses (as a percentage of average daily net assets) incurred indirectly in connection with each AXA Allocation Portfolio’s investments in Underlying Portfolios is:

Portfolios:	Range of Expenses
AXA Conservative Allocation	0.50% to 0.75%
AXA Conservative-Plus Allocation	0.50% to 0.75%
AXA Moderate Allocation	0.55% to 0.80%
AXA Moderate-Plus Allocation	0.55% to 0.80%

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December 31, 2010

Portfolios:	Range of Expenses
AXA Aggressive Allocation	0.55% to 0.80%
Target 2015 Allocation	0.50% to 0.75%
Target 2025 Allocation	0.50% to 0.75%
Target 2035 Allocation	0.45% to 0.70%
Target 2045 Allocation	0.45% to 0.70%

Thus, the net expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio, including the AXA Allocation Portfolio’s direct and indirect expenses, would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation*	0.75%	1.00%
AXA Conservative-Plus Allocation*	0.85%	1.10%
AXA Moderate Allocation*	0.90%	1.15%
AXA Moderate-Plus Allocation*	0.95%	1.20%
AXA Aggressive Allocation*	1.00%	1.25%

*	Expenses limited to an expense cap which is inclusive of the Underlying Portfolios' fees and expenses.

Portfolios:	Class A	Class B
Target 2015 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2025 Allocation	0.85% to 1.10%	1.10% to 1.35%
Target 2035 Allocation	0.80% to 1.05%	1.05% to 1.30%
Target 2045 Allocation	0.80% to 1.05%	1.05% to 1.30%

Absent the Expense Limitation Agreement of the AXA Allocation Portfolios and the Target Allocation Portfolios, the total expense ratio of the Class A shares and the Class B shares of each AXA Allocation Portfolio and each Target Allocation Portfolio would range from:

Portfolios:	Class A	Class B
AXA Conservative Allocation	0.78% to 1.03%	1.03% to 1.28%
AXA Conservative-Plus Allocation	0.78% to 1.03%	1.03% to 1.28%
AXA Moderate Allocation	0.82% to 1.07%	1.07% to 1.32%
AXA Moderate-Plus Allocation	0.82% to 1.07%	1.07% to 1.32%
AXA Aggressive Allocation	0.83% to 1.08%	1.08% to 1.33%
Target 2015 Allocation	0.96% to 1.21%	1.21% to 1.46%
Target 2025 Allocation	0.95% to 1.20%	1.20% to 1.45%
Target 2035 Allocation	1.05% to 1.30%	1.30% to 1.55%
Target 2045 Allocation	1.29% to 1.54%	1.54% to 1.79%

The above AXA Allocation Portfolio information is based on a weighted-average range of the expense ratios since the average assets of each AXA Allocation Portfolio invested in Underlying Portfolios will fluctuate. The total expense ratios may be higher or lower depending on the allocation of an AXA Allocation Portfolio’s assets among Underlying Portfolios and the actual expenses of the Underlying Portfolios. An investor could realize lower overall expenses by allocating investments directly to the Underlying Portfolios.

Note 7	Trustees Deferred Compensation Plan

A deferred compensation plan (the “Plan”) for the benefit of the Independent Trustees has been adopted by the Trust. Under the Plan, each Trustee may defer payment of all or part of the fees payable for such Trustee’s services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Plan, together with accrued earnings thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee. At December 31, 2010, the total amount deferred by the Trustees participating in the Plan was $538,757.

Note 8	Percentage of Ownership by Affiliates

At December 31, 2010, AXA Equitable held investments in each of the Portfolios as follows:

Portfolios:	Percentage of Ownership
AXA Conservative Allocation	0.02%
AXA Conservative-Plus Allocation	—	#
AXA Moderate Allocation	0.02
AXA Moderate-Plus Allocation	—	#
AXA Aggressive Allocation	0.01
Multimanager Aggressive Equity	0.09
Multimanager Core Bond	—	#
Multimanager International Equity	0.01
Multimanager Large Cap Core Equity	0.02
Multimanager Large Cap Value	0.01
Multimanager Mid Cap Growth	0.01
Multimanager Mid Cap Value	0.03
Multimanager Multi-Sector Bond	0.01
Multimanager Small Cap Growth	0.05
Multimanager Small Cap Value	0.01
Multimanager Technology	0.04
Target 2015 Allocation	—	#
Target 2025 Allocation	—	#
Target 2035 Allocation	1.72
Target 2045 Allocation	3.44

#	Percentage of ownership is less than 0.005%.

Shares of some of the Portfolios are held by the All Asset Allocation Portfolio of the EQ Advisors Trust, also managed by AXA Equitable, and the AXA Allocation Portfolios and Target Allocation Portfolios. The following tables represent the percentage of ownership that the All Asset Allocation Portfolio, and each AXA Allocation Portfolio and Target Allocation Portfolio has in each respective underlying investment company’s net assets as of December 31, 2010.

Portfolios:	All Asset Allocation
Multimanager Core Bond Portfolio	0.32%
Multimanager International Equity Portfolio	0.30
Multimanager Large Cap Core Equity Portfolio	0.65
Multimanager Large Cap Value Portfolio	0.30
Multimanager Mid Cap Growth Portfolio	0.38
Multimanager Mid Cap Value Portfolio	0.38
Multimanager Small Cap Growth Portfolio	0.49
Multimanager Small Cap Value Portfolio	0.11

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Portfolios:	AXA Conservative Allocation Portfolio	AXA Conservative- Plus Allocation Portfolio	AXA Moderate Allocation Portfolio	AXA Moderate- Plus Allocation Portfolio	AXA Aggressive Allocation Portfolio
EQ/International ETF Portfolio	1.26%	3.75%	28.15%	40.51%	11.92%
ATM International Portfolio	1.74	3.94	31.73	46.59	15.99
ATM Large Cap Portfolio	3.30	4.89	29.16	45.12	17.52
ATM Mid Cap Portfolio	1.65	5.20	27.86	48.71	16.56
ATM Small Cap Portfolio	0.52	3.42	27.22	49.18	19.64
EQ/AllianceBernstein International Portfolio	0.20	0.42	3.41	7.14	3.39
EQ/AllianceBernstein Small Cap Growth Portfolio	0.22	0.76	8.17	15.42	5.64
EQ/AXA Franklin Small Cap Value Core Portfolio	—	2.37	22.47	27.34	11.06
EQ/BlackRock Basic Value Equity Portfolio	1.38	1.38	6.15	9.54	3.69
EQ/BlackRock International Value Portfolio	0.24	0.65	5.73	9.70	5.54
EQ/Boston Advisors Equity Income Portfolio	1.22	3.67	17.26	23.97	6.97
EQ/Core Bond Index Portfolio	10.09	6.68	28.51	23.27	2.47
EQ/GAMCO Small Company Value Portfolio	0.36	0.80	5.52	5.40	4.24
EQ/Global Bond PLUS Portfolio	10.30	8.35	35.81	—	—
EQ/Global Multi-Sector Equity Portfolio	0.41	1.03	8.10	8.78	3.00
EQ/Intermediate Government Bond Index Portfolio	5.95	4.14	21.77	18.79	1.17
EQ/International Core PLUS Portfolio	0.53	1.12	9.08	12.48	3.24
EQ/International Growth Portfolio	0.54	1.46	10.99	20.44	9.59
EQ/Large Cap Core PLUS Portfolio	2.40	3.78	21.81	29.00	11.17
EQ/Large Cap Growth Index Portfolio	1.11	2.28	12.90	22.30	9.28
EQ/Large Cap Growth PLUS Portfolio	1.83	2.74	17.91	25.53	9.51
EQ/Large Cap Value PLUS Portfolio	0.35	0.85	7.91	11.79	5.60
EQ/Mid Cap Index Portfolio	—	0.25	0.77	0.76	0.38
EQ/PIMCO Ultra Short Bond Portfolio	6.74	5.00	21.34	14.27	1.13
EQ/Small Company Index Portfolio	—	0.43	2.46	1.92	0.60
Multimanager Core Bond Portfolio	8.87	5.62	25.07	24.67	1.48
Multimanager International Equity Portfolio	0.42	1.00	14.87	19.47	4.52
Multimanager Large Cap Core Equity Portfolio	2.94	3.29	16.82	37.53	14.32
Multimanager Large Cap Value Portfolio	1.91	3.15	15.26	28.10	12.25
Multimanager Mid Cap Growth Portfolio	1.22	0.90	3.94	3.49	1.16
Multimanager Mid Cap Value Portfolio	0.64	0.42	1.99	2.17	0.98
Multimanager Multi-Sector Bond Portfolio	7.32	7.14	36.30	8.00	0.94

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NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

Portfolios:	AXA Conservative Allocation Portfolio	AXA Conservative- Plus Allocation Portfolio	AXA Moderate Allocation Portfolio	AXA Moderate- Plus Allocation Portfolio	AXA Aggressive Allocation Portfolio
Multimanager Small Cap Growth Portfolio	0.49%	1.12%	12.23%	28.82%	10.04%
Multimanager Small Cap Value Portfolio	—	0.49	3.87	19.32	0.71

Portfolios:	Target 2015 Allocation	Target 2025 Allocation	Target 2035 Allocation	Target 2045 Allocation
EQ/International ETF Portfolio	3.51%	4.84%	3.17%	1.83%
EQ/Core Bond Index Portfolio	0.25	0.15	0.05	0.01
EQ/Equity 500 Index Portfolio	0.56	1.00	0.73	0.41
EQ/Global Bond PLUS Portfolio	0.46	0.35	0.10	—
EQ/Global Multi-Sector Equity Portfolio	0.50	0.61	0.42	0.21
EQ/PIMCO Ultra Short Bond Portfolio	0.02	0.01	0.01	—
EQ/Small Company Index Portfolio	0.33	0.69	0.55	0.29
Multimanager Aggressive Equity Portfolio	0.15	0.15	0.07	0.04
Multimanager Large Cap Value Portfolio	0.28	0.33	0.13	0.07
Multimanager Mid Cap Growth Portfolio	0.32	0.22	0.11	0.04
Multimanager Mid Cap Value Portfolio	0.45	0.57	0.26	0.15
Multimanager Multi-Sector Bond Portfolio	0.33	0.31	0.11	0.01

Note 9	Substitution and Reorganization Transactions

After the close of business September 18, 2009, Multimanager Aggressive Equity Portfolio acquired the net assets of the Multimanager Health Care Portfolio pursuant to a Plan of Reorganization and Termination as approved by shareholders on September 10, 2009. For accounting purposes, this transaction was treated as a merger. The purpose of this merger was to combine two funds managed by AXA Equitable with comparable investment objectives. The reorganization was accomplished by a tax-free exchange resulting in the Multimanager Aggressive Equity Portfolio issuing 2,497,130 Class A shares and 13,092,839 Class B shares (valued at $55,141,362 and $283,699,895, respectively) in exchange for Class A shares and Class B shares of the Multimanager Health Care Portfolio, respectively. The investment portfolio of Multimanager Health Care, with a fair value of $340,840,500 and identified cost of $321,454,076 at September 18, 2009, was the principal asset acquired by Multimanager Aggressive Equity Portfolio. For financial reporting purposes, assets received and shares issued by Multimanager Aggressive Equity Portfolio were recorded at fair value; however the cost basis of the investments from Multimanager Health Care Portfolio was carried forward to align ongoing reporting of Multimanager Aggressive Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Health Care Portfolio’s net assets at that date of $338,841,257, including $19,386,424 of unrealized appreciation, were combined with those of Multimanager Aggressive Equity Portfolio. Assuming the acquisition had been completed on January 1, 2009, the beginning of the annual reporting period of Multimanager Aggressive Equity Portfolio, pro forma results of operations for the year ended December 31, 2009 would include net investment income of $10,860,305 and net gain on investments of $335,190,290, resulting in an increase in net assets from operations of $346,050,595. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Portfolio’s Statement of Operations since the merger date, September 18, 2009. Prior to the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $973,340,476. Immediately after the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $1,312,181,733.

AXA PREMIER VIP TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2010

On September 17, 2010, AXA Equitable, on behalf of itself and certain affiliates, effected the substitution of securities issued by the Multimanager Aggressive Equity Portfolio for securities issued by the Multimanager Large Cap Growth Portfolio. For accounting purposes, this transaction was treated as a substitution. The purpose of this substitution was to combine two funds managed by AXA Equitable with comparable investment objectives. The substitution was accomplished by a tax-free exchange resulting in the Multimanager Aggressive Equity Portfolio issuing 1,655,085 Class A shares and 9,968,749 Class B shares (valued at $39,434,930 and $233,048,272, respectively) in exchange for Class A shares and Class B shares of the Multimanager Large Cap Growth Portfolio, respectively. The investment portfolio of Multimanager Large Cap Growth, with a fair value of $272,990,080 and identified cost of $226,450,133 at September 17, 2010, was the principal asset acquired by Multimanager Aggressive Equity Portfolio. For financial reporting purposes, assets received and shares issued by Multimanager Aggressive Equity Portfolio were recorded at fair value; however the cost basis of the investments from Multimanager Large Cap Growth Portfolio was carried forward to align ongoing reporting of Multimanager Aggressive Equity Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Multimanager Large Cap Growth Portfolio’s net assets at that date of $272,483,202, including $46,539,946 of unrealized appreciation, were combined with those of Multimanager Aggressive Equity Portfolio. Assuming the substitution had been completed on January 1, 2010, the beginning of the annual reporting period of Multimanager Aggressive Equity Portfolio, pro forma results of operations for the year ended December 31, 2010 would include net investment income of $5,021,114 and net gain on investments of $250,479,488, resulting in an increase in net assets from operations of $255,500,602. Because the combined investment portfolios have been managed as a single integrated portfolio since acquisition date, it is not practicable to separate the amounts of revenue and earnings of the Portfolio’s Statement of Operations since the effective date of the transaction, September 17, 2010. Prior to the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $1,264,558,835. Immediately after the combination, the net assets of the Multimanager Aggressive Equity Portfolio totaled $1,537,042,037.

Note 10	Subsequent Events

The Manager evaluated subsequent events from December 31, 2010, the date of these financial statements, through the date these financial statements were issued and available. The subsequent events include the following:

At a meeting held on November 30, 2010, the Board of Trustees approved the following changes:

On January 14, 2011, Wellington Management Company, LLP no longer serves as an adviser to the Multimanager Mid Cap Value Portfolio.

On January 14, 2011, Diamond Hill Capital Management, Inc. and Knightsbridge Asset Management, LLC were added as advisers to the Multimanager Mid Cap Value Portfolio.

On January 14, 2011, Eagle Asset Management, Inc. no longer serves as an adviser to the Multimanager Small Cap Growth Portfolio.

On January 14, 2011, Morgan Stanley Investment Management Inc. and NorthPointe Capital, LLC were added as advisers to the Multimanager Small Cap Growth Portfolio.

On January 14, 2011, Horizon Asset Management, Inc. was added as an adviser to the Multimanager Small Cap Value Portfolio.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of AXA Premier VIP Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting AXA Premier VIP Trust (as listed in note 1 to the financial statements and collectively referred to as the “Trust”) at December 31, 2010, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the custodian, transfer agents, and brokers, and the application of alternative auditing procedures where such confirmations were not received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 17, 2011

AXA PREMIER VIP TRUST DISCLOSURE REGARDING ADVISORY CONTRACT APPROVALS

APPROVALS OF INVESTMENT MANAGEMENT AND INVESTMENT ADVISORY AGREEMENTS DURING THE SIX-MONTH PERIOD ENDED DECEMBER 31, 2010 (UNAUDITED)

At meetings held on July 7-8, 2010 and September 16, 2010, the Board of Trustees (the “Board”) of AXA Premier VIP Trust (the “Trust”), including those Trustees who are not parties to any Agreement (as defined below) or “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of such parties or the Trust (the “Independent Trustees”), unanimously approved the renewal of the Investment Management Agreements with AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”) (the “Management Agreements”) and the renewal or approval of Investment Advisory Agreement(s) (each, an “Advisory Agreement” and together with the Management Agreements, the “Agreements”) with each investment sub-adviser (an “Adviser”) as shown in the table below with respect to the Portfolio(s) listed.

Portfolios	Agreement(s) Renewed or Approved by the Trust’s Board with respect to the Portfolio(s)
AXA Aggressive Allocation Portfolio	Management Agreement with AXA Equitable
AXA Conservative Allocation Portfolio
AXA Conservative-Plus Allocation Portfolio
AXA Moderate Allocation Portfolio
AXA Moderate-Plus Allocation Portfolio (collectively, the “Allocation Portfolios”)
Target 2015 Allocation Portfolio
Target 2025 Allocation Portfolio
Target 2035 Allocation Portfolio
Target 2045 Allocation Portfolio (collectively, the “Target Allocation Portfolios”)

Multimanager Aggressive Equity Portfolio†

Management Agreement with AXA Equitable

Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”)

Advisory Agreement with ClearBridge Advisors, LLC

Advisory Agreement with Goodman & Co. NY Ltd. (“Goodman”)*

Advisory Agreement with Legg Mason Capital Management, Inc.

Advisory Agreement with Marsico Capital Management, LLC (“Marsico”)

Advisory Agreement with T. Rowe Price Associates, Inc. (“T. Rowe”)*

Advisory Agreement with Westfield Capital Management Company, L.P. (“Westfield”)*

Multimanager Core Bond Portfolio†

Management Agreement with AXA Equitable

Advisory Agreement with BlackRock Financial Management, Inc.

Advisory Agreement with Pacific Investment Management Company LLC (“PIMCO”)

Advisory Agreement with SSgA Funds Management, Inc. (“SSgA”)

Multimanager International Equity Portfolio**†	Management Agreement with AXA Equitable Advisory Agreement with AllianceBernstein Advisory Agreement with JPMorgan Investment Management Inc. Advisory Agreement with Marsico

Portfolios	Agreement(s) Renewed or Approved by the Trust’s Board with respect to the Portfolio(s)
Multimanager Large Cap Core Equity Portfolio†	Management Agreement with AXA Equitable Advisory Agreement with AllianceBernstein Advisory Agreement with Janus Capital Management LLC Advisory Agreement with Thornburg Investment Management, Inc.

Multimanager Large Cap Value Portfolio†	Management Agreement with AXA Equitable Advisory Agreement with AllianceBernstein Advisory Agreement with Institutional Capital LLC Advisory Agreement with MFS Investment Management

Multimanager Mid Cap Growth Portfolio**†

Management Agreement with AXA Equitable

Advisory Agreement with AllianceBernstein

Advisory Agreement with Franklin Advisers, Inc.

Advisory Agreement with Wellington Management Company, LLP (“Wellington”)

Multimanager Mid Cap Value Portfolio**†	Management Agreement with AXA Equitable Advisory Agreement with Tradewinds Global Investors, LLC Advisory Agreement with Wellington

Multimanager Multi-Sector Bond Portfolio†	Management Agreement with AXA Equitable Advisory Agreement with PIMCO Advisory Agreement with Post Advisory Group, LLC Advisory Agreement with SSgA

Multimanager Small Cap Growth Portfolio**†	Management Agreement with AXA Equitable Advisory Agreement with Eagle Asset Management, Inc. Advisory Agreement with Wells Capital Management, Inc.

Multimanager Small Cap Value Portfolio**†	Management Agreement with AXA Equitable Advisory Agreement with Franklin Advisory Services LLC Advisory Agreement with Pacific Global Investment Management Company

Multimanager Technology Portfolio†	Management Agreement with AXA Equitable Advisory Agreement with RCM Capital Management LLC Advisory Agreement with SSgA Advisory Agreement with Wellington

*	Initial approval with respect to this Portfolio.
**	The Advisory Agreement with BlackRock Investment Management, LLC with respect to Multimanager International Equity Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Small Cap Growth Portfolio and Multimanager Small Cap Value Portfolio is not included in the table above because it was not approved by the Board during the six-month period ended December 31, 2010.
†	Collectively, the “Multimanager Portfolios.”

In reaching its decision to renew or approve each Agreement, the Board considered the overall fairness of the Agreement and whether the Agreement was in the best interest of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services provided to the Portfolio by the Manager, each Adviser and their respective affiliates; (2) the performance of the Portfolio (and, where applicable, each portion of the Portfolio advised by a different Adviser) as compared to a peer group and/or an appropriate benchmark; (3) the level of the Portfolio’s management and sub-advisory fees and expense ratios; (4) the costs of the services provided and profits realized by the Manager and its affiliates from their relationship with the Portfolio; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses; and (6) the “fall out” benefits to be realized by the Manager, each Adviser and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Manager, each Adviser and their respective affiliates from their relationships with the Trust). In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

With respect to the Multimanager Portfolios, the Board also considered these factors in the context of the overall objectives for the Portfolios, which include the following: (1) to offer a broad array of investment disciplines; (2) to provide performance over extended market cycles that exceeds the performance of the relevant benchmark with lower volatility by combining different investment styles and Advisers within the same discipline; (3) to offer a product to investors that provides access to Advisers that may not otherwise be available to many of the Portfolios’ investors because of those Advisers’ minimum investment amounts; and (4) to provide active oversight of the Advisers through the Manager’s monitoring of compliance with performance, volatility and other stated objectives. In addition, the Board considered that the Multimanager Aggressive Equity Portfolio would receive the assets of the Multimanager Large Cap Growth Portfolio in September 2010 in connection with a substitution transaction and that, in connection with this transaction, the Manager was proposing that the Board approve Advisory Agreements with Goodman, T. Rowe and Westfield with respect to the Multimanager Aggressive Equity Portfolio. The Board noted that the Manager was proposing the approval of these Advisory Agreements so that the Advisers to the actively-managed assets of the Multimanager Large Cap Growth Portfolio could continue to serve as Advisers to these assets after the substitution transaction. In its consideration of these Advisory Agreements, the Board noted that the terms of the Advisory Agreements were identical to the terms of the relevant Advisory Agreements with respect to the Multimanager Large Cap Growth Portfolio and that there was not expected to be any changes in the Advisers’ respective management strategies, portfolio managers or fees as a result of the substitution transaction.

In connection with its deliberations, the Board took into account information furnished throughout the year at regular and special Board meetings, as well as information prepared specifically in connection with the annual renewal and approval review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Portfolio, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Manager, the Advisers and their respective affiliates. Information furnished specifically in connection with the renewal process included a report for each Portfolio prepared by Lipper, Inc. (“Lipper”), an independent organization, as well as additional material prepared by management regarding each Portfolio. The Lipper reports compared each Portfolio’s expenses with those of other mutual funds deemed comparable to the Portfolio as selected by Lipper. The information prepared by management generally included Portfolio-by-Portfolio information showing each Portfolio’s management fees, advisory fees, expense ratios, expense limitation arrangements, investment performance and profitability information, including information regarding the profitability of the Manager’s operations with respect to the Trust overall, as well as on an individual Portfolio-by-Portfolio basis. In addition, in connection with the renewal or approval process, the Manager and each Adviser provided separate memoranda describing the services provided, fees charged, the investment performance of each Portfolio and other matters.

The Independent Trustees met multiple times in advance of the meetings at which the Agreements were renewed or approved, and multiple times in executive session during the meetings, to review the information provided. Management representatives attended portions of the executive sessions to review and discuss matters relating to the Agreements and to provide additional information requested by the Independent Trustees. At the meetings and during the portions of the executive sessions attended by management, the Independent Trustees and management engaged in extensive discussions regarding the Agreements. The Independent Trustees were assisted by independent counsel during these meetings and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. The Independent Trustees additionally reviewed information and met during the year to discuss information relevant to the contract renewal or approval considerations, as applicable.

While the Agreements for all of the Portfolios were considered at the same Board meeting, the Board dealt with each Portfolio separately. In renewing or approving the relevant Agreements with respect to each Portfolio, the Board, including the Independent Trustees, determined that the management fee and (where applicable) advisory fee structure was fair and reasonable and that renewal or approval of each Agreement was in the best interests of each Portfolio and its shareholders. While attention was given to all information furnished, the following discusses some of the primary factors relevant to the Board’s decision.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services provided by the Manager and the Advisers and, where applicable, their respective affiliates to the Portfolios. In addition to the investment performance and expense information discussed later, the Board considered the responsibilities of the Manager and each Adviser to each Portfolio and the Manager’s and each Adviser’s experience in serving as an investment adviser for the Portfolio(s) and for portfolios similar to the Portfolio(s) it advises. With respect to the Manager, the Board considered that the Manager is responsible for the search, selection and monitoring of the Advisers for the Multimanager Portfolios, oversight of the selection of investments by Advisers for the Multimanager Portfolios, the selection of investments for the Allocation Portfolios and Target Allocation Portfolios, oversight of compliance with the Portfolios’ investment objectives and policies as well as oversight of the Portfolios’ compliance with applicable law, review of brokerage matters and implementation of Board directives as they relate to the Portfolios. The Board also considered information regarding the Manager’s process for selecting and monitoring Advisers and its process for making investment decisions for the Allocation Portfolios and Target Allocation Portfolios as well as the backgrounds of the personnel who perform those functions with respect to the Portfolios.

With respect to the Advisers, the Board considered that each Adviser is responsible for making investment decisions for its allocated portion(s) of the Portfolio(s) it advises, placing all orders for the purchase and sale of investments for each of the allocated portions it advises with brokers or dealers and performing related administrative functions. The Board also reviewed information regarding each Adviser’s investment process, the background of each portfolio manager of each Adviser who provides services to the Multimanager Portfolios and the general method of compensation for the portfolio managers.

The Board’s opinion regarding the nature, quality and extent of services also was based, in part, upon periodic reports furnished to the Board regarding the services provided by the Manager and the Advisers, including reports showing, among other things, that the Manager and the Advisers had consistently complied with the investment policies and restrictions for each Portfolio. The Board also noted the extent of the benefits provided to Portfolio shareholders as part of the Manager’s family of funds, including the wide range of Portfolios, Advisers and investment styles offered through the fund family. In addition, the Board considered, among other factors, the Manager’s and each Adviser’s best execution trading policies, including a report by an independent portfolio trading analytical firm. The Board also took into account the quality of the administrative, investor servicing and distribution services provided to the Portfolios by the Manager and its affiliates. The Board also considered the overall performance of, and actions taken by, the Manager and the Advisers in response to market events that have occurred since 2008, including actions taken in response to increased market volatility. Based on its review, the Board determined that the nature, quality and extent of the services provided by the Manager and each Adviser were appropriate for the Portfolios in light of their investment objectives and, thus, supported a decision to approve the Agreements.

Performance. As discussed further below, the Board also received and reviewed information regarding the short-, intermediate- and long-term performance of each Portfolio over multiple periods, which generally included annual total returns, average annual total returns and rolling period total returns, on both an absolute basis and relative to an appropriate benchmark and/or peer group(s) provided by Lipper (with the first quartile being the best performers of the peer group and the fourth quartile being the worst performers of the peer group). In general, the Board considered long-term performance to be more important in its evaluation than short-term performance. For Portfolios that had undergone a change of Advisers or investment policies, the Board also generally considered important the performance of the Portfolio since the date of any such change. In addition, the Board generally considered the performance of the allocated portions of each Multimanager Portfolio and whether the performance of the portions allocated to each of the Advisers met the Board’s expectations as to the compatibility of the Advisers’ different investment strategies and styles and the contributions of each to the overall Portfolio strategy and performance. The Board took into consideration that the Lipper quartile information reflected the investment performance of each Portfolio’s Class B shares, which have higher expense ratios, and therefore lower performance, than the Class A shares. With respect to the benchmark performance comparisons for the Allocation and Target Allocation Portfolios, the Board considered Portfolio performance relative to the Barclays Capital U.S. Aggregate Bond Index (the “Aggregate Bond Index”) for those Portfolios with the majority of their assets allocated to fixed income securities and the S&P 500 Index for those Portfolios with the majority of their assets allocated to equity securities.

Allocation Portfolios

With respect to the performance of each Allocation Portfolio, the Board considered the following, among other information:

AXA Aggressive Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the one-, three- and five-year periods ended April 30, 2010. In addition, the Portfolio outperformed the S&P 500 Index for the five-year and since inception periods ended April 30, 2010, but underperformed that benchmark for the one- and three-year periods ended on that date.

AXA Conservative Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the three-year period ended April 30, 2010 and the fourth quartile for the one- and five-year periods ended on that date. In addition, the Portfolio outperformed the Aggregate Bond Index for the one-year period ended April 30, 2010 and underperformed that benchmark for the three-year, five-year and since inception periods ended on that date, but the Portfolio’s performance for the since inception period generally was in line with that of the benchmark.

AXA Conservative-Plus Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the one-year period ended April 30, 2010 and the fourth quartile for the three- and five-year periods ended on that date. In addition, the Portfolio outperformed the Aggregate Bond Index for the one-year period ended April 30, 2010 and underperformed that benchmark for the three-year, five-year and since inception periods ended on that date, but the Portfolio’s performance for the since inception period generally was in line with that of the benchmark.

AXA Moderate Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the five-year period ended April 30, 2010 and the fourth quartile for the one-, three- and ten-year periods ended on that date. In addition, the Portfolio outperformed the S&P 500 Index for the three-, five- and ten-year periods ended April 30, 2010, but underperformed that benchmark for the one-year and since inception periods ended on that date.

AXA Moderate-Plus Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the five-year period ended April 30, 2010 and the fourth quartile for the one- and three-year periods ended on that date. In addition, the Portfolio outperformed the S&P 500 Index for the three-year, five-year and since inception periods ended April 30, 2010, but underperformed that benchmark for the one-year period ended on that date.

The Board and the Manager discussed the performance of each Allocation Portfolio in detail and the reasons for the Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and efforts to improve the Portfolio’s overall performance. Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its shareholders would benefit from the Manager’s continued management of the Portfolio.

Target Allocation Portfolios

With respect to the performance of each Target Allocation Portfolio, the Board considered that each Portfolio had commenced operations on September 1, 2006 and, therefore, had a relatively short operating history on which to evaluate performance and a relatively small asset base. The Board also considered, among other information:

Target 2015 Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the fourth quartile relative to its Lipper peer group for the one- and three-year periods ended April 30, 2010. In addition, the Portfolio outperformed the S&P 500 Index for the three-year and since inception periods ended April 30, 2010, but underperformed that benchmark for the one-year period ended on that date.

Target 2025 Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the one-year period ended April 30, 2010 and the fourth quartile for the three-year period ended on the same date. In addition, the Portfolio outperformed the S&P 500 Index for the three-year period ended April 30, 2010 and underperformed that benchmark for the one-year and since inception periods ended on that date, but the Portfolio’s performance for the since inception period was comparable to that of the benchmark.

Target 2035 Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the second quartile relative to its Lipper peer group for the three-year period ended April 30, 2010 and the fourth quartile for the one-year period ended on the same date. In addition, the Portfolio underperformed the S&P 500 Index for the one-year, three-year and since inception periods ended April 30, 2010, but the Portfolio’s performance for the three-year and since inception periods generally was in line with that of the benchmark.

Target 2045 Allocation Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the one- and three-year periods ended April 30, 2010. In addition, the

Portfolio underperformed the S&P 500 Index for the one-year, three-year and since inception periods ended April 30, 2010, but the Portfolio’s performance for those periods generally was in line with that of the benchmark.

The Board and the Manager discussed the performance of each Target Allocation Portfolio in detail and the reasons for the Portfolio’s underperformance for certain periods relative to its peer group and/or benchmark and efforts to improve the Portfolio’s overall performance. Based on its review and the explanations and undertakings provided by the Manager regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its shareholders would benefit from the Manager’s continued management of the Portfolio.

Multimanager Portfolios

With respect to the performance of each Multimanager Portfolio, the Board considered the following, among other factors:

Multimanager Aggressive Equity Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile for the one- and ten-year periods ended April 30, 2010 and the fourth quartile relative to its Lipper peer group for the three- and five-year periods ended on the same date. In addition, the Portfolio outperformed its benchmark for the one- and ten-year periods ended April 30, 2010, but underperformed the benchmark for the three- and five-year periods ended on that date.

Multimanager Core Bond Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the three- and five-year periods ended April 30, 2010 and the fourth quartile for the one-year period ended on that date. In addition, the Portfolio outperformed its benchmark for the one-year period ended April 30, 2010 and underperformed its benchmark for the three-year, five-year and since inception periods ended on that date, but the Portfolio’s performance for the periods of underperformance generally was in line with that of the benchmark.

Multimanager International Equity Portfolio: The performance of the Portfolio’s Class B shares relative to its Lipper peer group was in the fourth quartile for the one-, three- and five-year periods ended April 30, 2010. In addition, the Portfolio underperformed its benchmark for the one-year, three-year, five-year and since inception periods ended April 30, 2010.

Multimanager Large Cap Core Equity Portfolio: The performance of the Portfolio’s Class B shares was in the second quartile relative to its Lipper peer group for the one-, three- and five-year periods ended April 30, 2010. In addition, the Portfolio outperformed its benchmark for the one-year period ended April 30, 2010 and underperformed its benchmark for the three-year, five-year and since inception periods ended on that date, but the Portfolio’s performance for the periods of underperformance generally was in line with the benchmark.

Multimanager Large Cap Value Portfolio: The performance of the Portfolio’s Class B shares was in the second quartile relative to its Lipper peer group for the one-, three- and five-year periods ended April 30, 2010. In addition, the Portfolio outperformed its benchmark for the three- and five-year periods ended April 30, 2010 and underperformed its benchmark for the one-year and since inception periods ended on that date, but the Portfolio’s performance for the since inception period was in line with that of the benchmark.

Multimanager Mid Cap Growth Portfolio: The performance of the Portfolio’s Class B shares was in the first quartile relative to its Lipper peer group for the one-year period ended April 30, 2010 and the third quartile for the three- and five-year periods ended on that date. In addition, the Portfolio outperformed its benchmark for the one-year period ended April 30, 2010, but underperformed its benchmark for the three-year, five-year and since inception periods ended on that date.

Multimanager Mid Cap Value Portfolio: The performance of the Portfolio’s Class B shares was in the first quartile relative to its Lipper peer group for the one-year period ended April 30, 2010 and the second quartile for the three- and five-year periods ended on that date. In addition, the Portfolio outperformed its benchmark for the one-, three- and five-year periods ended April 30, 2010, but underperformed its benchmark for the since inception period ended on that date.

Multimanager Multi-Sector Bond Portfolio: The performance of the Portfolio’s Class B shares was in the third quartile relative to its Lipper peer group for the one-year period ended April 30, 2010 and the fourth quartile for the three-, five- and ten-year periods ended on that date. In addition, the Portfolio outperformed its benchmark for the one-year period ended April 30, 2010 and underperformed its benchmark for the three-, five- and ten-year periods ended on that date.

Multimanager Small Cap Growth Portfolio: The performance of the Portfolio’s Class B shares was in the second quartile relative to its Lipper peer group for the one-year period ended April 30, 2010, the third quartile for the five- and ten-year periods ended on that date and the fourth quartile for the three-year period ended on that date. In addition, the Portfolio had outperformed its benchmark for the one- and ten-year periods ended April 30, 2010, but had underperformed its benchmark for the three- and five-year periods ended on that date.

Multimanager Small Cap Value Portfolio: The performance of the Portfolio was in the second quartile relative to its Lipper peer group for the one-year period ended April 30, 2010 and the fourth quartile for the three-, five- and ten-year periods ended on that date. In addition, the Portfolio had underperformed its benchmark for the one-, three-, five- and ten-year periods ended April 30, 2010.

Multimanager Technology Portfolio: The performance of the Portfolio’s Class B shares was in the second quartile relative to its Lipper peer group for the one- and five-year periods ended April 30, 2010 and the third quartile relative to its peer group for the three-year period ended on that date. In addition, the Portfolio underperformed its benchmark for the one-year, three-year, five-year and since inception periods ended April 30, 2010, but the Portfolio’s longer-term performance generally was in line with that of the benchmark.

The Board and the Manager discussed the performance of each Multimanager Portfolio and each allocated portion thereof in detail and, where applicable, the reasons for a Portfolio’s or allocated portion’s underperformance for certain periods relative to its peer group and/or benchmark and efforts to improve that Portfolio’s or allocated portion’s performance. Where applicable, the Board also considered steps that the Manager and Advisers had taken to address a Portfolio’s or allocated portion’s performance, including any changes or additions to the Advisers or portfolio managers advising a Portfolio and any changes to the investment strategies of a Portfolio, and the performance results of the Portfolio or allocated portion since the date of such changes. Based on its review and the explanations and undertakings provided by the Manager and the Advisers regarding the performance of each Portfolio, the Board determined, with respect to each Portfolio, that the Portfolio and its shareholders would benefit from the Manager’s and the relevant Adviser’s continued management of the Portfolio.

Comparative Expenses. The Board also reviewed a comparative analysis of the contractual and net management fees and expense ratios of each Portfolio compared with those of peer funds selected by Lipper as constituting the Portfolio’s appropriate Lipper expense group. Lipper provides information on each Portfolio’s contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Portfolio, as well as the actual management fee and expense ratios of the Portfolio in comparison with those of other funds in its expense group. The Lipper investment management fee analysis includes within such fee any separate administrative fees. The Lipper expense data was based upon historical information taken from each Portfolio’s annual report for the period ended December 31, 2009, and the Lipper expense ratios are shown for Class A and Class B shares of the relevant Portfolio. While recognizing the limitations inherent in Lipper’s methodology and that current expense ratios may increase as assets decline, the Board believed that the independent analysis conducted by Lipper remained a useful measure of comparative expenses. In reviewing the comparative expense information, the Board also considered each Portfolio’s investment management fee and, where applicable, investment advisory fees, in light of the nature, quality and extent of the services provided by the Manager and Adviser(s). The Board also considered that disclosure of all fees and expenses of each Portfolio is explicit to potential and current shareholders.

Allocation Portfolios

The Board considered that the contractual management fee for each Allocation Portfolio was above the median for its Lipper peer group. The Board noted, however, that the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees so that each Portfolio’s expense ratios did not exceed certain levels as set forth in the prospectus. The Board further noted that, as a result of these waivers and reimbursements, the net management fee of the AXA Conservative Allocation Portfolio was below the median for its Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which a Portfolio invests) for each Portfolio’s Class A and Class B shares were below and above the median, respectively, for the Portfolio’s peer group. The Board further considered that, after extensive discussions during the July meeting and executive sessions during that meeting, the Manager had agreed to add breakpoints to each Allocation Portfolio’s contractual management fee schedule and administration fee schedule and to reduce the amount of the flat fee portion of the administration fee for each Allocation Portfolio, effective August 1, 2010, and that the addition of breakpoints will reduce the management and administration fees paid by an Allocation Portfolio as the assets of the Portfolio increase. In addition, the Board considered the nature, quality and extent of the services provided by the Manager to the Allocation Portfolios, including the resources devoted to Portfolio compliance. Based on its review, the Board determined that the Manager’s management fee for each Allocation Portfolio is fair and reasonable.

Target Allocation Portfolios

The Board considered that each Portfolio’s contractual management fee was above the median for its Lipper peer group. The Board noted, however, that the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees so that each Portfolio’s expense ratios did not exceed certain levels as set forth in the prospectus, and that as a result of these waivers and reimbursements each Portfolio’s net management fee was below the median for its Lipper peer group. The Board also considered that the actual expense ratios (excluding fees and expenses of other investment companies in which each Portfolio invests) for each Portfolio’s Class A and Class B shares were above the median for the Portfolio’s peer group. The Board further considered that, after extensive discussions during the July meeting and executive sessions during that meeting, the Manager had agreed to add breakpoints to each Target Allocation Portfolio’s contractual administration fee schedule and to reduce the amount of the flat fee portion of the administration fee for each Target Allocation Portfolio, effective August 1, 2010, and that the addition of breakpoints will reduce the administration fees paid by a Target Allocation Portfolio as the assets of the Portfolio increase. In addition, the Board considered the nature, quality and extent of the services provided by the Manager to the Target Allocation Portfolios, including the resources devoted to Portfolio compliance. Based on its review, the Board determined that the Manager’s management fee for each Target Allocation Portfolio is fair and reasonable.

Multimanager Portfolios

The Board considered that the contractual management fee and actual expense ratios for each Multimanager Portfolio generally were higher than the median contractual management fee and actual expense ratio for the particular Portfolio’s Lipper peer group (except for the contractual management fee for the Aggressive Equity Portfolio and the actual expense ratios of the Class A shares of the Aggressive Equity, Core Bond, Mid Cap Value, Multi-Sector Bond, Small Cap Growth, Small Cap Value and Technology Portfolios, which were the same as or below the median for their respective Lipper peer groups). The Board determined, however, that the higher contractual management fees and expense ratios were consistent with the higher costs and greater complexity associated with multi-manager funds and generally with the higher contractual median management fees and expense ratios of other multi-manager funds. The Board considered the nature, quality and extent of the services provided by the Manager to the Multimanager Portfolios, including the resources devoted to Portfolio compliance. In addition, the Board considered that, after extensive discussions during the July meeting and executive sessions during that meeting, the Manager had agreed, effective August 1, 2010, to reduce the contractual administration fee for the Multimanager Portfolios by eliminating the flat fee portion of the administration fee that is payable by each allocated portion of a Multimanager Portfolio and by eliminating entirely the flat fee portion of the administration fee for each Multimanager Portfolio with total assets in excess of $5 billion (determined annually). The Board also noted that each Multimanager Portfolio’s management fee includes breakpoints, which reduce the management fee as the assets of the Portfolio increase, and that, with respect to the Core Bond Portfolio, the Manager had agreed to make payments or waive all or a portion of its management, administration and other fees so that the Portfolio’s expense ratios did not exceed certain levels as set forth in the Portfolio’s prospectus. In connection with its deliberations regarding the renewal or approval of the Advisory Agreements for the Multimanager Portfolios, the Board also examined the advisory fees paid with respect to each Portfolio in light of the fees paid by similar portfolios advised by each Adviser. Based on its review, the Board determined that the Manager’s management fee and each Adviser’s sub-advisory fee for each Multimanager Portfolio is fair and reasonable.

Profitability and Costs. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Portfolio. In this respect, the Board reviewed Portfolio profitability information setting forth the overall profitability of the Trust to the Manager and its affiliates, as well as the Manager’s and its affiliate’s profits in providing management and other services to each of the individual Portfolios during the 12-month period ended December 31, 2009, which was the most recent fiscal year for the Manager.

In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Portfolio, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager’s own cost accounting and other appropriate adjustments, the cost allocation methodology was consistent with that followed in profitability report presentations for the Portfolios made in prior years. In reviewing and discussing such analysis, the Manager discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Portfolio in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s ongoing costs and expenditures in providing and improving services for the Portfolios, as well as the need to meet additional regulatory and compliance requirements resulting from recently adopted SEC rules and other regulatory requirements. In addition, the Board considered information prepared by management comparing the profitability of the Manager on an overall basis as compared to other publicly held managers, broken down to show profitability from management operations exclusive of distribution expenses and profitability including distribution expenses.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Portfolio operations, including the following. The Board noted that the Manager also serves as the administrator for the Portfolios, receiving compensation for acting in this capacity. In addition, the Board recognized that AllianceBernstein, an affiliate of the Manager, serves as an Adviser to certain Portfolios and receives advisory fees that are paid by the Manager out of the fees that it earns from those Portfolios. The Board also recognized that AXA Advisors, LLC and AXA Distributors, LLC, which also are affiliated with the Manager, serve as the underwriters for the Trust and receive payments pursuant to Rule 12b-1 plans from the Portfolios with respect to their Class B shares to compensate them for providing shareholder services and selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. Further, the Board considered that Sanford C. Bernstein & Co., LLC, a registered broker-dealer, is an affiliate of the Manager and from time to time may receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities, provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that the Allocation Portfolios and Target Allocation Portfolios invest in other portfolios managed by the Manager and that may be advised by an Adviser that is affiliated with the Manager and that these underlying portfolios pay management and administration fees to the Manager, who may in certain cases pay advisory fees to an affiliated Adviser, and pay distribution fees to the Manager’s distribution affiliates. The Board also noted that the Manager, as the depositor of insurance company separate accounts investing in the Portfolios, receives certain significant tax benefits associated with such investments as well as other potential benefits. The Board also considered that the Portfolios are offered as investment options through variable insurance contracts offered and sold by the Manager and its affiliates and that the performance of each Portfolio may impact, positively or negatively, the Manager’s ability to hedge the risks associated with guarantees that the Manager and its affiliates provide as the issuers of such contracts. Based on its consideration of the factors above, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Portfolio was not excessive in view of the nature, quality and extent of services provided.

With respect to the Multimanager Portfolios, the Manager advised the Board that it does not regard Adviser profitability as meaningful to an evaluation of the Advisory Agreements with the Advisers because the willingness of the Advisers to serve in such capacity depends primarily upon arm’s-length negotiations with the Manager, the Manager generally is aware of the fees charged by the Advisers to other clients, and the Manager believes that the fees agreed upon with the Advisers are reasonable in light of the quality of investment advisory services rendered. The Board accepted the Manager’s explanations in light of the Board’s findings as to the reasonableness of the aggregate investment advisory fees paid by each Portfolio and the fact that each Adviser’s fee is paid by the Manager and not the Portfolios. However, in its consideration of the Advisory Agreements, the Board noted, among other things, that each Adviser may derive ancillary benefits from Portfolio operations. For example, each Adviser, through its position as an Adviser to its Portfolio(s), may engage in soft dollar transactions. The Board received information regarding each Adviser’s procedures for executing portfolio transactions for the allocated portion(s) of the Portfolio(s) it advises and each Adviser’s policies and procedures for the selection of brokers and dealers and obtaining research from those brokers and dealers. In addition, the Board considered that each Adviser may be affiliated with registered broker-dealers who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of the Advisers may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager or its affiliates and that the proceeds of those sales may be invested in the Portfolios.

Economies of Scale. The Board also considered whether economies of scale are realized by the Manager as the Portfolios grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subject to assumptions and subjective assessments, the Board considered that economies of scale are shared with the Multimanager Portfolios and their shareholders through management and administration fee breakpoints so that as the Portfolios grow in size, their effective fee rates decline. In addition, the Board considered that, after extensive discussions with the Manager during the July meeting and during executive sessions during that meeting, the Manager had agreed to implement, effective August 1, 2010, additional breakpoints in certain management and administration fee schedules for the Portfolios, as described above. The Board also believed that the asset sizes of the Target Allocation Portfolios, which are among the Trust’s smallest Portfolios, generally did not afford economies of scale. The Board also noted that the Manager was subsidizing the expenses of each Target Allocation Portfolio and that, as a result of the waivers and reimbursements, each Target Allocation Portfolio’s actual management fee was below the median for its Lipper peer group. Thus, the Board concluded that the Portfolios were realizing economies of scale under the management and advisory fee schedules.

ADDITIONAL APPROVALS

At a subsequent meeting held on November 30, 2010, the Board, including the Independent Trustees, unanimously approved (i) an Advisory Agreement between the Manager and Diamond Hill Capital Management, Inc. (“Diamond Hill”) with respect to an allocated portion of the Multimanager Mid Cap Value Portfolio; (ii) an Advisory Agreement between the Manager and Knightsbridge Asset Management, Inc. (“Knightsbridge”) with respect to an allocated portion of the Multimanager Mid Cap Value Portfolio; (iii) an Advisory Agreement between the Manager and Horizon Asset Management, Inc. (“Horizon”) with respect to an allocated portion of the Multimanager Small Cap Value Portfolio; (iv) an Advisory Agreement between the Manager and Morgan Stanley Investment Management Inc. (“MSIM”) with respect to an allocated portion of the Multimanager Small Cap Growth Portfolio; and (v) an Advisory Agreement between the Manager and NorthPointe Capital, LLC (“NorthPointe”) with respect to an allocated portion of the Multimanager Small Cap Growth Portfolio.

In reaching its decision to approve each Agreement, the Board considered the overall fairness of the Agreement and whether each Agreement was in the best interests of the affected Portfolio. The Board further considered factors it deemed relevant with respect to each Portfolio, including, as applicable: (1) the nature, quality and extent of the services to be provided to the Portfolio by the Adviser(s); (2) comparative performance information; (3) the proposed subadvisory fees and expense ratios; (4) certain profitability information; (5) the anticipated effect of growth and size on the Portfolio’s performance and expenses; and (6) the “fall out” benefits to be realized by the Adviser(s) and their respective affiliates (i.e., any direct or indirect benefits to be derived by the Adviser(s) and their respective affiliates from their relationship with the Portfolio) as well as relationships that may exist involving an Adviser and the Manager. In considering each Agreement, the Board did not identify any single factor or information as all-important or controlling and each Trustee may have attributed different weight to each factor.

In connection with its deliberations, the Board took into account information prepared specifically in connection with the approval process, including memoranda and other materials prepared by the Manager and each Adviser describing, among other things, the services to be provided by each Adviser as well as each Adviser’s investment personnel, proposed advisory fees, performance information of comparable accounts, and other matters. Information regarding the Advisers and each Agreement was provided to the Trustees prior to and at the meeting. During the meeting, the Trustees discussed the information provided and the Independent Trustees also met in executive session prior to and during the meeting to review this information. The Independent Trustees were assisted by independent counsel during these meetings and during their deliberations regarding the Agreements, and also received materials discussing the legal standards applicable to their consideration of the Agreements. In approving each Agreement with respect to the allocated portion of the affected Portfolio, the Board, including the Independent Trustees, determined that the proposed fee structure was fair and reasonable and that approval of the Agreement was in the best interests of the Portfolio and its shareholders. While attention was given to all information furnished, the following discusses in more detail some of the primary factors relevant to the Board’s decision.

Nature, Quality and Extent of Services. The Board evaluated the nature, quality and extent of the overall services to be provided by each Adviser to the Portfolios. In addition to the investment performance information discussed later, the Board considered the responsibilities of each Adviser and its experience and performance in serving as an investment adviser for portfolios similar to the allocated portion of the Portfolio that it would advise. The Board considered that each Adviser would be responsible for (i) making investment decisions on behalf of an allocated portion of the relevant Portfolio, (ii) placing all orders for the purchase and sale of investments for the assets advised by the Adviser with brokers or dealers, and (iii) performing related administrative functions. The Board considered, among other things, information regarding each Adviser’s investment process, the qualifications and background of each portfolio manager who would provide services to the allocated portion of the Portfolio, and each Adviser’s best execution trading policies. Based on its review, the Board determined that the nature, quality and extent of the advisory services to be provided by each Adviser were appropriate for the respective Portfolios in light of their investment objectives and, thus, supported a decision to approve the Agreement.

Performance. With respect to each Adviser, the Board received and reviewed performance data and related information regarding the historical performance of a composite of comparable accounts managed by the Adviser as compared to the performance of the relevant allocated portion and the returns of an appropriate broad-based index for the same periods. The Board also received and reviewed data regarding the historical performance of each Portfolio as a whole and, where available, the historical performance of other mutual fund(s) managed by the Adviser utilizing investment strategies comparable to those that the Adviser would utilize in managing the allocated portion of the applicable Portfolio. In addition, the Board considered each Adviser’s expertise, resources and proposed methodology for managing its allocated portion of the applicable Portfolio. In general, the Board considered long-term performance to be more important in its evaluation than short-term performance. Based on its review, the Board determined, with respect to each Portfolio, that the Portfolio and its shareholders would benefit from the respective Adviser’s management of an allocated portion of the Portfolio.

Fees. The Board considered the proposed advisory fees for each Adviser in light of the nature, quality and extent of the services to be provided by the Adviser. The Board noted that the Manager, and not the Portfolios, pays the advisory fees and that the proposed advisory fees were negotiated at arm’s length between each Adviser and the Manager. The Board further noted that the Manager requested information and generally is aware of the fees charged by each Adviser to other clients and the Manager believes that the fees agreed upon with each Adviser are reasonable in light of the quality of investment advisory services to be rendered. The Board also noted that the proposed advisory fee schedules for Diamond Hill, Horizon and NorthPointe with respect to the Multimanager Mid Cap Value, Multimanager Small Cap Value and Multimanager Small Cap Growth Portfolios, respectively, include breakpoints. The Board also considered that disclosure of all fees and expenses of each Portfolio would be explicit to potential shareholders. Based on its review, the Board determined that each Adviser’s proposed fee rate is fair and reasonable.

Profitability and Costs. The Board considered the estimated impact of the proposed advisory fees on the profitability of the Manager. However, the Board did not consider the profitability of the Advisers as a material factor in determining whether to approve the Advisory Agreements. In this connection, the Manager advised the Board that it does not regard an Adviser’s profitability as meaningful to an evaluation of such agreements because the willingness of each Adviser to serve in such capacity depends primarily upon arm’s length negotiations with the Manager, the Manager generally is aware of the fees charged by the Advisers to other clients, and the Manager believes that the fees agreed upon with each Adviser are reasonable in light of the fees charged by the Adviser to comparable clients and the quality of investment advisory services to be rendered. The Board accepted the Manager’s explanation in light of the Board’s findings as to the reasonableness of the proposed advisory fees to be paid with respect to each Portfolio, the fact that each Adviser’s fee is paid by the Manager and not the Portfolios, and the fact that there would be no increase in the aggregate expense ratios of the Portfolios as a result of the appointment of the Advisers. However, the Board noted that each Adviser may derive ancillary benefits from Portfolio operations. For example, each Adviser, through its position as an Adviser to the relevant Portfolio, may engage in soft dollar transactions. In addition, the Board considered that an Adviser may be affiliated with registered broker-dealers, who may, from time to time, receive brokerage commissions from the Portfolios in connection with the purchase and sale of portfolio securities; provided, however, that those transactions, among other things, must be consistent with seeking best execution. The Board also recognized that affiliates of an Adviser may sell, and earn sales commissions and/or other compensation with respect to, insurance products issued by the Manager or its affiliates and that the proceeds of those sales may be invested in the Portfolios.

Economies of Scale. In connection with its deliberations regarding the Advisory Agreements, the Board examined whether the proposed advisory fee schedules include breakpoints in the fees as the assets of the Portfolios grow. With respect to the Advisory Agreements with Diamond Hill, Horizon and NorthPointe, the Board noted that proposed advisory fee schedules include breakpoints. The Board further noted that, although the advisory fee schedules proposed for Knightsbridge and MSIM do not include breakpoints, each Portfolio and its shareholders benefit from economies of scale through management fee breakpoints so that as a Portfolio grows in size, its effective management fee rate declines. Thus, the Board concluded that, in evaluating economies of scale, the proposed Agreements were reasonable.

Federal Income Tax Information (Unaudited)

For the year ended December 31, 2010, the percentage of dividends paid that qualify for the 70% dividends received deductions for corporate shareholders, foreign taxes which are expected to be passed through to shareholders for foreign tax credits, gross income derived from sources within foreign countries, and long-term capital gain dividends for the purpose of the dividend paid deduction on its Federal income tax return were as follows:

Portfolios:	70% Dividend Received Deduction	Foreign Taxes	Foreign Source Income	Long Term Capital Gain
AXA Conservative Allocation	6.25%	$—	$—	$74,484,685
AXA Conservative-Plus Allocation	13.17	—	—	52,271,123
AXA Moderate Allocation	11.93	—	—	182,379,868
AXA Moderate-Plus Allocation	20.34	—	—	226,195,363
AXA Aggressive Allocation	35.40	—	—	62,222,237
Multimanager Aggressive Equity	100.00	—	—	—
Multimanager Core Bond	0.23	—	—	17,795,982
Multimanager International Equity	0.06	2,387,135	27,584,259	—
Multimanager Large Cap Core Equity	100.00	—	—	—
Multimanager Large Cap Value	100.00	—	—	—
Multimanager Mid Cap Growth	—	—	—	—
Multimanager Mid Cap Value	99.55	—	—	—
Multimanager Multi-Sector Bond	—	—	—	—
Multimanager Small Cap Growth	—	—	—	—
Multimanager Small Cap Value	100.00	—	—	—
Multimanager Technology	0.00	—	—	—
Target 2015 Allocation	33.62	—	—	372,017
Target 2025 Allocation	50.91	—	—	111,837
Target 2035 Allocation	61.13	—	—	71,067
Target 2045 Allocation	73.50	—	—	78,664

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Portfolios, including general supervision and review of the Portfolios’ investment activities and their conformity with Delaware law and the stated policies of the Portfolios. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (52)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group (“FMG”); since July 2004, and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. Seguros de Vida (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	88	None
Gerald C. Crotty c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (59)	Trustee	From November 2001 to present	From 2001 to present, President of Weichert Enterprise LLC, a private equity investment firm.	20	From 2002 to present, Director of Cinedigm Digital Cinema Corp. (f/k/a Access Integrated Technologies, Inc.); from 2005 to present, director of Jones Apparel Group, Inc.
Barry Hamerling c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (65)	Trustee	From November 2001 to present	Since 1998, Managing Partner of Premium Ice Cream of America; Since 2003, Managing Partner of Premium Salads; from 1970 to 1998, President of Ayco Co. L.P., the largest independent financial counseling firm in the United States.	20	From 2007 to present, Independent Lead Director of the Merger Fund; from 1998 to present, Director and Chairman of Ayco Charitable Foundation.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include EQ Advisor Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees (Continued)
Cynthia R. Plouché c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (54)	Lead Independent Trustee	Since March 2010; Trustee from November 2001 to present	Since June 2006, Portfolio Manager at Williams Capital Management, Inc.; from June 2003 to 2006, Managing Director and Chief Investment Officer of Blaylock- Abacus Asset Management, Inc.; prior thereto, Founder, Chief Investment Officer and Managing Director of Abacus Financial Group from May 1991 to 2003, a manager of fixed income portfolios for institutional clients.	20	None
Rayman Louis Solomon c/o AXA Premier VIP Trust 1290 Avenue of the Americas, New York, New York 10104 (63)	Trustee	From November 2001 to present	Since 1998, Dean and a Professor of Law at Rutgers University School of Law; prior thereto, an Associate Dean for Academic Affairs at Northwestern University School of Law.	20	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York 10104 (52)	Trustee, Chairman, President and Chief Executive Officer	Trustee and Chairman from September 2004 to present; Chief Executive Officer from December 2002 to present; President from November 2001 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s FMG; from 2004-2010, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. Seguros de Vida (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).
Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York 10104 (55)	Vice President and Secretary	From November 2001 to present	From May 2003 to present, Vice President and Associate General Counsel of AXA Financial and AXA Equitable.
Joseph J. Paolo 1290 Avenue of the Americas, New York, New York 10104 (40)	Chief Compliance Officer, Vice President and Anti- Money Laundering (“AML”) Compliance Officer	Chief Compliance Officer from May 2007 to present; Vice President and AML Compliance Officer from December 2005 to present	From June 2007 to present, Vice President of AXA Equitable and Chief Compliance Officer of AXA Equitable’s FMG; from August 2005 to June 2007, Vice President of AXA Equitable and Deputy Chief Compliance Officer of AXA Equitable’s FMG.
Brian E. Walsh 1290 Avenue of the Americas, New York, New York 10104 (43)	Chief Financial Officer and Treasurer	From June 2007 to present	From February 2003 to present, Vice President of AXA Equitable.
Mary E. Cantwell 1290 Avenue of the Americas, New York, New York 10104 (49)	Vice President	From November 2001 to present	From February 2001 to present, Vice President of AXA Financial.
Armando Capasso, Esq. 1290 Avenue of the Americas, New York, New York 10104 (36)	Vice President and Assistant Secretary	From December 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from September 2007 to September 2008, Counsel of AXA Equitable; from March 2005 September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP.
William T. MacGregor, Esq. 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President and Assistant Secretary	From June 2006 to present	From May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008, Assistant Vice President and Counsel of AXA Equitable; from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Alwi Chan 1290 Avenue of the Americas, New York, New York 10104 (35)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Equitable.
Kenneth T. Kozlowski 1290 Avenue of the Americas, New York, New York 10104 (49)	Vice President	From June 2010 to present	From 2001 to present, AXA Financial; from November 2001 to June 2007, Treasurer of the Trust; from December 2002 to June 2007, Chief Financial Officer of the Trust; from July 2004 to June 2007, Director, Enterprise Capital Management, Inc.
James D. Kelly 1290 Avenue of the Americas, New York, New York 10104 (42)	Controller	From June 2007 to present	From September 2008 to present, Vice President of AXA Equitable; from March 2006 to September 2008, Assistant Vice President, AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.
Carla M. Byer 1290 Avenue of the Americas, New York, New York 10104 (34)	Assistant Treasurer	From December 2006 to present	From September 2008 to present, Vice President of AXA Equitable; from February 2004 to September 2008, Assistant Vice President of AXA Equitable.
David Shagawat 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant AML Compliance Officer	From December 2005 to present	From September 2007 to present, Assistant Vice President and Compliance Risk Manager of AXA Equitable; from August 2005 to present, Associate Compliance Officer of AXA Equitable.
Roselle Ibanga 1290 Avenue of the Americas, New York, New York 10104 (32)	Assistant Controller	From February 2009 to present	From February 2009 to present, Assistant Vice President of AXA Equitable; from December 2008 to February 2009, Director of AXA Equitable’s FMG; from October 2007 to December 2008, Second Vice President, New York Life Investments Management, LLC; from May 2007 to September 2007, Manager of FMG; from August 2004 to May 2007, Fund Administrator of FMG.
Lisa Perrelli 1290 Avenue of the Americas, New York, New York 10104 (36)	Assistant Controller	From February 2009 to present	From September 2008 to present, Assistant Vice President of AXA Equitable; from February 2008 to September 2008, Director of FMG; from September 2006 to February 2008, Manager of FMG; from November 2002 to September 2006, Fund Administrator of FMG.
Judy Guhring 1290 Avenue of the Americas, New York, New York 10104 (39)	Assistant Secretary	From December 2005 to present	From August 2001 to present, Senior Legal Assistant of AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING POLICIES AND PROCEDURES (UNAUDITED)

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-888-292-4492 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) on the Trust’s website at www.axa-equitablefunds.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov. You may also review and obtain copies at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a “code of ethics,” as defined in Item 2, that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of the registrant’s code of ethics is filed as an exhibit pursuant to Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Gerald C. Crotty and Barry Hamerling each serve on its audit committee as an “audit committee financial expert” as defined in Item 3. Messrs. Crotty and Hamerling are each considered to be “independent” for purposes of Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees for fiscal year 2010: $1,043,736 and fiscal year 2009: $117,100

(b) Audit-Related Fees for fiscal year 2010: $66,508 and fiscal year 2009: $65,488

(c) Tax Fees for fiscal year 2010: $221,961 and fiscal year 2009: $255,954

Tax fees include amounts related to tax compliance, tax advice and tax planning.

(d) All Other Fees for fiscal year 2010: $0 and fiscal year 2009: $0

All other fees include amounts related to review of the registrant’s various regulatory filings.

(e)(1)

The registrant’s audit committee has adopted policies and procedures relating to pre-approval of services performed by the registrant’s principal accountant for the registrant. Audit, audit-related and tax services provided to the registrant on an annual basis require pre-approval by the entire audit committee. With respect to audit fees, the audit committee also pre-approves an additional amount above the pre-approved amount to allow for unanticipated scope extensions and overruns. Any audit amounts in excess of the pre-approved amounts must be approved by the audit committee or its delegate prior to payment. The audit committee chair also has the authority to approve de minimis non-audit services (i.e., services in which the fee does not exceed $10,000 per engagement) to be provided by the registrant’s principal accountant for the registrant, provided that each such service is brought to the attention of the audit committee prior to the completion of the audit of the registrant’s financial statements.

(e)(2) None of the services included in (b) – (d) above was approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	For fiscal year 2010: $5,906,097

For fiscal year 2009: $6,043,694

(h)	The registrant’s audit committee has considered that the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed- End Management Investment Companies

Not applicable.

Item 9	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940”Act)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) The Amended and Restated Code of Ethics for Senior Officers of the Registrant is filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

/s/ Steven M. Joenk
Steven M. Joenk
President and Chief Executive Officer
March 4, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
March 4, 2011

/s/ Brian E. Walsh
Brian E. Walsh
Chief Financial Officer
March 4, 2011